UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 12.8%
Advance Auto Parts Inc	23,872	$3,239
Amazon.com Inc, Cl A *	18,971	32,247
AutoZone Inc *	13,634	9,147
Best Buy Co Inc	79,425	5,923
Booking Holdings Inc *	2,925	5,929
BorgWarner Inc	23,552	1,016
Carnival Corp	19,031	1,091
Cinemark Holdings Inc	54,558	1,914
Comcast Corp, Cl A	345,470	11,335
Delphi Automotive PLC *	31,416	2,879
Dillard’s Inc, Cl A (A)	13,519	1,278
Dollar General Corp	278,866	27,496
Domino’s Pizza Inc	15,622	4,408
DR Horton Inc	171,101	7,015
Ford Motor Co	281,064	3,111
GameStop Corp, Cl A (A)	56,758	827
General Motors Co	343,793	13,545
Goodyear Tire & Rubber Co/The	221,503	5,159
Hanesbrands Inc (A)	114,794	2,528
Home Depot Inc/The	74,766	14,587
Kohl’s Corp	83,721	6,103
Lear Corp	35,676	6,629
Liberty Global PLC, Cl C *	182,138	4,847
Lowe’s Cos Inc	244,390	23,356
Lululemon Athletica Inc *	7,710	963
Macy’s Inc	82,027	3,070
Magna International Inc, Cl A	43,267	2,515
Michael Kors Holdings Ltd *	29,320	1,953
Mohawk Industries Inc *	15,821	3,390
Netflix Inc *	16,595	6,496
NIKE Inc, Cl B	194,266	15,479
Norwegian Cruise Line Holdings Ltd *	60,437	2,856
NVR Inc *	589	1,750
Omnicom Group Inc	308,756	23,549
O’Reilly Automotive Inc *	7,828	2,141
Ross Stores Inc	170,865	14,481
Royal Caribbean Cruises Ltd	4,551	471
Target Corp, Cl A	50,332	3,831
TEGNA Inc	187,318	2,032
Tesla Inc *(A)	3,527	1,210
Tiffany & Co	66,798	8,791
TJX Cos Inc/The	161,930	15,412
TripAdvisor Inc *	56,787	3,164
Tupperware Brands Corp	52,398	2,161
Ulta Beauty Inc *	16,543	3,862
Viacom Inc, Cl B	47,542	1,434
Walt Disney Co	53,769	5,636
Whirlpool Corp	22,551	3,298

		325,554

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 6.5%
Altria Group Inc	126,333	$7,174
Archer-Daniels-Midland Co	67,157	3,078
Bunge Ltd	24,510	1,709
Campbell Soup Co (A)	59,830	2,425
Colgate-Palmolive Co	178,741	11,584
Conagra Brands Inc	180,928	6,465
Constellation Brands Inc, Cl A	25,346	5,547
CVS Health Corp	340,682	21,923
Estee Lauder Cos Inc/The, Cl A	6,900	985
Ingredion Inc	31,448	3,481
JM Smucker Co	149,354	16,053
Kroger Co	652,419	18,561
Molson Coors Brewing Co, Cl B	30,171	2,053
Mondelez International Inc, Cl A	138,242	5,668
PepsiCo Inc	143,022	15,571
Philip Morris International Inc	144,818	11,693
Procter & Gamble Co	195,631	15,271
Sysco Corp, Cl A	15,392	1,051
Tyson Foods Inc, Cl A	62,286	4,288
Walgreens Boots Alliance Inc	47,887	2,874
Walmart Inc	96,339	8,251

		165,705

Energy — 7.9%
Anadarko Petroleum Corp, Cl A	65,793	4,819
Andeavor	60,103	7,884
BP PLC ADR	365,670	16,697
Canadian Natural Resources Ltd	316,795	11,427
Carrizo Oil & Gas Inc *	115,706	3,222
Chevron Corp	245,292	31,012
ConocoPhillips	90,729	6,317
Devon Energy Corp	247,330	10,873
Exxon Mobil Corp	66,290	5,484
Halliburton Co	44,457	2,003
Helmerich & Payne Inc	85,901	5,477
HollyFrontier Corp	51,734	3,540
Kinder Morgan Inc/DE	311,726	5,508
Laredo Petroleum Inc *	203,662	1,959
Marathon Petroleum Corp	234,413	16,447
Newfield Exploration Co *	74,754	2,261
Occidental Petroleum Corp	192,067	16,072
Oceaneering International Inc, Cl A *	103,840	2,644
ONEOK Inc	31,544	2,203
Pioneer Natural Resources Co	7,073	1,339
Royal Dutch Shell PLC ADR, Cl A	161,764	11,199
Royal Dutch Shell PLC ADR, Cl B (A)	66,363	4,821
Schlumberger Ltd, Cl A	240,316	16,108
US Silica Holdings Inc (A)	64,739	1,663
Valero Energy Corp	95,687	10,605

		201,584

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 17.6%
Aflac Inc	416,923	$17,936
Allstate Corp	124,130	11,329
American Financial Group Inc	11,771	1,263
American International Group Inc	105,174	5,576
Ameriprise Financial Inc	42,403	5,931
Annaly Capital Management Inc ‡	323,419	3,328
Assurant Inc	12,643	1,308
Bank of America Corp	967,547	27,275
Bank of New York Mellon Corp/The	19,941	1,075
BB&T Corp	19,635	990
Berkshire Hathaway Inc, Cl B *	48,477	9,048
Blackstone Group LP/The (B)	154,994	4,986
BNP Paribas SA ADR	113,401	3,488
Capital One Financial Corp	112,986	10,383
Charles Schwab Corp/The	63,075	3,223
Chubb Ltd	60,790	7,722
CIT Group Inc	63,505	3,201
Citigroup Inc	539,877	36,129
Citizens Financial Group Inc	111,335	4,331
CME Group Inc	90,978	14,913
Discover Financial Services	97,574	6,870
E*TRADE Financial Corp *	85,005	5,199
Everest Re Group Ltd	27,563	6,353
FactSet Research Systems Inc	42,789	8,476
Fifth Third Bancorp	288,703	8,286
First Republic Bank/CA	22,487	2,177
FNF Group	15,000	564
Franklin Resources Inc	16,805	539
Goldman Sachs Group Inc/The	4,963	1,095
Hartford Financial Services Group Inc/The	22,853	1,168
Intercontinental Exchange Inc	52,828	3,885
JPMorgan Chase & Co	314,589	32,780
KeyCorp	100,997	1,973
KKR	437,587	10,874
Lazard Ltd, Cl A (B)	45,472	2,224
Lincoln National Corp	96,459	6,005
Marsh & McLennan Cos Inc	131,886	10,811
MetLife Inc	72,814	3,175
Moody’s Corp	147,853	25,218
Morgan Stanley	42,375	2,009
MSCI Inc, Cl A	94,594	15,649
OneMain Holdings Inc, Cl A *	72,541	2,415
Progressive Corp	39,850	2,357
Prudential Financial Inc	49,071	4,589
Radian Group Inc	147,612	2,394
Regions Financial Corp	350,441	6,231
Reinsurance Group of America Inc, Cl A	37,570	5,015
S&P Global Inc	37,897	7,727
Santander Consumer USA Holdings Inc	204,113	3,897
SLM Corp *	159,179	1,823
Starwood Property Trust Inc ‡	44,503	966

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	170,884	$15,908
SunTrust Banks Inc	64,162	4,236
SVB Financial Group, Cl B *	19,092	5,513
Synchrony Financial	222,132	7,415
T Rowe Price Group Inc	27,597	3,204
Travelers Cos Inc	71,085	8,697
US Bancorp	419,796	20,998
Voya Financial Inc	90,831	4,269
Wells Fargo & Co	226,762	12,572

		448,991

Health Care — 13.7%
Abbott Laboratories	423,039	25,801
AbbVie Inc	63,807	5,912
ABIOMED Inc *	4,192	1,715
Aetna Inc, Cl A	36,033	6,612
AmerisourceBergen Corp, Cl A	202,278	17,248
Amgen Inc, Cl A	129,887	23,976
Anthem Inc	19,841	4,723
Becton Dickinson and Co	86,046	20,613
Biogen Inc *	41,578	12,068
Boston Scientific Corp *	67,543	2,209
Celgene Corp, Cl A *	24,928	1,980
Centene Corp *	19,060	2,348
DENTSPLY SIRONA Inc	56,346	2,466
Eli Lilly & Co	35,229	3,006
Express Scripts Holding Co *	71,048	5,486
Gilead Sciences Inc	118,238	8,376
HCA Healthcare Inc	45,170	4,634
Horizon Pharma Plc *	114,285	1,893
Humana Inc	20,600	6,131
Illumina Inc *	21,413	5,980
IQVIA Holdings Inc *	47,799	4,771
Johnson & Johnson	327,384	39,725
Merck & Co Inc	272,449	16,538
Mettler-Toledo International Inc *	24,977	14,452
Mylan NV *	56,768	2,052
Pfizer Inc	343,081	12,447
Portola Pharmaceuticals Inc, Cl A *	32,061	1,211
Shire PLC ADR	20,313	3,429
UnitedHealth Group Inc	282,026	69,192
Varian Medical Systems Inc *	49,146	5,589
Vertex Pharmaceuticals Inc *	6,955	1,182
Zimmer Biomet Holdings Inc	107,658	11,997
Zoetis Inc, Cl A	56,428	4,807

		350,569

Industrials — 8.2%
3M Co	97,867	19,252
AECOM *	99,020	3,271
AerCap Holdings NV *	102,561	5,554
AGCO Corp	34,321	2,084

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alaska Air Group Inc	38,223	$2,308
American Airlines Group Inc	102,946	3,908
Boeing Co	28,475	9,554
CoStar Group Inc *	5,570	2,298
Cummins Inc	32,124	4,273
Delta Air Lines Inc, Cl A	178,382	8,837
Emerson Electric Co	118,245	8,176
Equifax Inc	22,660	2,835
Expeditors International of Washington Inc	13,029	953
FedEx Corp	39,519	8,973
Graco Inc	225,801	10,211
Honeywell International Inc	81,971	11,808
Illinois Tool Works Inc	98,397	13,632
ManpowerGroup Inc	19,200	1,652
Middleby Corp/The *(A)	77,019	8,042
Norfolk Southern Corp	39,838	6,010
Roper Technologies Inc	4,672	1,289
Southwest Airlines Co, Cl A	116,426	5,924
Spirit AeroSystems Holdings Inc, Cl A	53,200	4,570
Stanley Black & Decker Inc	61,557	8,175
TransDigm Group Inc *	7,455	2,573
Union Pacific Corp	31,043	4,398
United Continental Holdings Inc *	147,181	10,263
United Rentals Inc *	8,543	1,261
United Technologies Corp	167,319	20,920
WW Grainger Inc	47,906	14,774

		207,778

Information Technology — 21.7%
Activision Blizzard Inc	103,286	7,883
Adobe Systems Inc *	51,986	12,675
Alibaba Group Holding Ltd ADR *	20,343	3,774
Alliance Data Systems Corp	9,151	2,134
Alphabet Inc, Cl A *	30,369	34,292
Alphabet Inc, Cl C *	3,015	3,364
Amdocs Ltd	67,569	4,472
Analog Devices Inc	201,480	19,326
Apple Inc	91,819	16,997
Applied Materials Inc	227,818	10,523
Arista Networks Inc *	18,568	4,781
Arrow Electronics Inc, Cl A *	57,700	4,344
ASML Holding NV, Cl G	34,383	6,807
Autodesk Inc, Cl A *	55,854	7,322
Automatic Data Processing Inc	77,433	10,387
Broadcom Inc	17,191	4,171
Broadridge Financial Solutions Inc	11,314	1,302
CA Inc	170,082	6,063
CDK Global Inc	44,597	2,901
CDW Corp/DE	61,675	4,983
Cisco Systems Inc	477,170	20,533
Cognizant Technology Solutions Corp, Cl A	74,187	5,860
Corning Inc, Cl B	111,104	3,056

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dell Technologies Inc Class V, Cl V *	33,684	$2,849
DXC Technology Co	13,513	1,089
eBay Inc *	140,064	5,079
Electronic Arts Inc *	77,838	10,977
F5 Networks Inc, Cl A *	29,692	5,120
Facebook Inc, Cl A *	43,487	8,450
First Data Corp, Cl A *	205,201	4,295
Fiserv Inc, Cl A *	80,636	5,974
Hewlett Packard Enterprise Co	670,089	9,790
HP Inc	444,919	10,095
Intel Corp	387,599	19,268
International Business Machines Corp	32,984	4,608
Intuit Inc	30,307	6,192
IPG Photonics Corp *	5,905	1,303
Jack Henry & Associates Inc	18,638	2,430
Juniper Networks Inc	195,172	5,352
KLA-Tencor Corp	19,336	1,982
Lam Research Corp	42,956	7,425
Mastercard Inc, Cl A	178,836	35,145
MercadoLibre Inc *	11,330	3,387
Microchip Technology Inc (A)	145,878	13,268
Micron Technology Inc *	210,761	11,052
Microsoft Corp	459,973	45,358
Motorola Solutions Inc	59,752	6,953
NetApp Inc	58,787	4,617
NVIDIA Corp	22,068	5,228
ON Semiconductor Corp *	100,381	2,232
Oracle Corp, Cl B	565,916	24,934
PayPal Holdings Inc *	167,424	13,941
Perspecta Inc	6,756	139
salesforce.com *	26,965	3,678
Seagate Technology PLC	77,003	4,348
Take-Two Interactive Software Inc, Cl A *	51,155	6,055
Tech Data Corp *	41,644	3,420
Tencent Holdings Ltd ADR	165,455	8,314
Texas Instruments Inc	71,896	7,926
Total System Services Inc	29,593	2,501
Twitter Inc *	128,283	5,602
VeriSign Inc *	6,887	946
Visa Inc, Cl A	178,641	23,661
Vishay Intertechnology Inc	103,407	2,399
VMware Inc, Cl A *	8,301	1,220
Western Digital Corp	52,644	4,075
Xerox Corp	149,275	3,583

		554,210

Materials — 4.1%
Air Products & Chemicals Inc	54,709	8,520
Cabot Corp	26,710	1,650
Celanese Corp, Cl A	43,256	4,804
Crown Holdings Inc *	92,433	4,137
DowDuPont Inc	232,205	15,307

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastman Chemical Co	97,406	$9,737
Ecolab Inc	56,749	7,964
Freeport-McMoRan Inc, Cl B	55,089	951
Huntsman Corp	74,152	2,165
International Paper Co	69,023	3,595
LyondellBasell Industries NV, Cl A	74,714	8,207
Packaging Corp of America	25,981	2,904
Praxair Inc	45,560	7,205
Reliance Steel & Aluminum Co	26,955	2,360
Sherwin-Williams Co/The, Cl A	42,382	17,274
Vulcan Materials Co	59,317	7,655

		104,435

Real Estate — 1.5%
CBRE Group Inc, Cl A *	34,855	1,664
Crown Castle International Corp ‡	155,837	16,802
Hospitality Properties Trust	81,476	2,331
Host Hotels & Resorts Inc ‡	270,955	5,709
Omega Healthcare Investors Inc ‡(A)	46,859	1,453
SBA Communications Corp, Cl A *‡	6,416	1,060
Senior Housing Properties Trust ‡	120,124	2,173
Simon Property Group Inc ‡	26,188	4,457
VEREIT Inc ‡	491,703	3,658

		39,307

Telecommunication Services — 1.0%
AT&T Inc	318,397	10,224
Verizon Communications Inc	295,606	14,872
Zayo Group Holdings Inc *	39,270	1,432

		26,528

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.6%
Ameren Corp	66,438	$4,043
CenterPoint Energy Inc	91,568	2,537
Entergy Corp	68,009	5,495
Exelon Corp	82,798	3,527
FirstEnergy Corp	246,375	8,847
NextEra Energy Inc	52,526	8,773
Public Service Enterprise Group Inc	150,397	8,143

		41,365

Total Common Stock (Cost $1,893,784) ($ Thousands)		2,466,026

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P. 2.010% **†(C)	37,084,834	37,096

Total Affiliated Partnership (Cost $37,083) ($ Thousands)		37,096

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	84,499,482	84,499

Total Cash Equivalent (Cost $84,499) ($ Thousands)		84,499

Total Investments in Securities — 101.4% (Cost $2,015,366) ($ Thousands)		$2,587,621

A list of the open futures contracts held by the Fund at June 30, 2018 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	117	Sep-2018	$16,130	$15,921	$ (209)
S&P Mid Cap 400 Index E-MINI	9	Sep-2018	1,791	1,761	(30)

			$17,921	$17,682	$ (239)

Percentages are based on Net Assets of $2,552,561 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $34,931 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $7,210 ($ Thousands), or 0.3% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $37,096 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,466,026	$–	$–	$2,466,026
Affiliated Partnership	–	37,096	–	37,096
Cash Equivalent	84,499	–	–	84,499

Total Investments in Securities	$2,550,525	$37,096	$–	$2,587,621

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	(239)	—	—	(239)

Total Other Financial Instruments	$(239)	$—	$—	$(239)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 27,259	$ 211,130	$(201,296)	$ —	$ 3	$ 37,096	$ 27
SEI Daily Income Trust, Government Fund, CI F	149,183	380,348	(445,032)	—	—	84,499	434

Totals	$ 176,442	$ 591,478	$(646,328)	$ —	$ 3	$ 121,595	$ 461

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 8.6%
Advance Auto Parts Inc	21,315	$2,892
Best Buy Co Inc	67,726	5,051
BorgWarner Inc	35,125	1,516
Brinker International Inc	6,238	297
Brunswick Corp/DE	35,412	2,283
Burlington Stores Inc *	4,873	734
Carnival Corp	28,782	1,650
Cinemark Holdings Inc	38,080	1,336
Comcast Corp, Cl A	175,566	5,760
Dillard’s Inc, Cl A (A)	13,211	1,248
Dollar General Corp	25,724	2,536
DR Horton Inc	149,443	6,127
Foot Locker Inc, Cl A	31,328	1,649
Ford Motor Co	157,740	1,746
Gap Inc	17,272	559
General Motors	401,837	15,832
Genuine Parts Co	109,513	10,052
Goodyear Tire & Rubber Co/The	195,261	4,548
H&R Block Inc	13,604	310
Hanesbrands Inc	96,556	2,126
Harley-Davidson Inc, Cl A	25,543	1,075
John Wiley & Sons Inc, Cl A	17,427	1,087
Kohl’s Corp	74,413	5,425
Lear Corp	28,782	5,348
Macy’s Inc	93,893	3,514
Magna International Inc, Cl A	64,800	3,767
Michael Kors Holdings Ltd *	46,293	3,083
Norwegian Cruise Line Holdings Ltd *	63,278	2,990
PulteGroup Inc	55,483	1,595
Ralph Lauren Corp, Cl A	8,113	1,020
Royal Caribbean Cruises Ltd	2,538	263
Skechers U.S.A. Inc, Cl A *	42,549	1,277
Target Corp, Cl A	45,973	3,500
TEGNA Inc	32,516	353
Toll Brothers Inc	11,341	420
Tupperware Brands Corp	49,953	2,060
Twenty-First Century Fox Inc, Cl B	77,339	3,811
Urban Outfitters Inc *	33,078	1,474
Viacom Inc, Cl B	34,571	1,043
Walt Disney Co	25,676	2,691
Whirlpool Corp	13,215	1,932
Wyndham Destinations Inc	17,180	761
Wyndham Hotels & Resorts Inc	17,180	1,011

		117,752

Consumer Staples — 6.5%
Altria Group Inc	132,361	7,517
Archer-Daniels-Midland Co	75,616	3,465
Campbell Soup Co (A)	27,790	1,127
CVS Health Corp	92,018	5,921
Diageo PLC ADR	61,169	8,809

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	28,136	$3,115
JM Smucker Co	21,053	2,263
Kimberly-Clark Corp	88,522	9,325
Kroger Co	131,796	3,750
Molson Coors Brewing Co, Cl B	52,412	3,566
Philip Morris International Inc	113,246	9,143
Pilgrim’s Pride Corp *	54,440	1,096
Tyson Foods, Cl A	77,826	5,358
Unilever NV	140,802	7,845
Walgreens Boots Alliance Inc	106,541	6,394
Walmart Inc	113,611	9,731

		88,425

Energy — 13.8%
Anadarko Petroleum Corp, Cl A	58,410	4,279
Andeavor	37,759	4,953
BP PLC ADR	229,757	10,491
Cabot Oil & Gas Corp	32,355	770
Canadian Natural Resources Ltd	299,950	10,819
Carrizo Oil & Gas Inc *	73,807	2,056
Chevron Corp	195,736	24,747
CNX Resources Corp *	18,854	335
ConocoPhillips	428,819	29,854
CONSOL Energy Inc *	28,632	1,098
Devon Energy Corp	211,089	9,280
Energen Corp *	18,433	1,342
Exxon Mobil Corp	316,864	26,214
Halliburton Co	48,787	2,198
Helmerich & Payne Inc (A)	57,558	3,670
HollyFrontier Corp	67,780	4,638
Kinder Morgan Inc/DE	275,635	4,870
Laredo Petroleum Inc *	108,437	1,043
Marathon Oil Corp	71,402	1,489
Marathon Petroleum Corp	102,183	7,169
Newfield Exploration Co *	41,365	1,251
Occidental Petroleum Corp	37,450	3,134
Oceaneering International Inc, Cl A *	86,047	2,191
Phillips 66	7,951	893
Pioneer Natural Resources Co	4,098	776
QEP Resources Inc *	50,942	625
Royal Dutch Shell PLC ADR, Cl A	139,866	9,683
Schlumberger Ltd, Cl A	73,392	4,919
Southwestern Energy Co *	296,146	1,570
US Silica Holdings Inc (A)	38,111	979
Valero Energy Corp	102,696	11,382

		188,718

Financials — 22.6%
Aflac Inc	134,627	5,792
Allstate Corp	78,965	7,207
American Express Co	19,212	1,883
Ameriprise Financial Inc	34,696	4,853

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Annaly Capital Management Inc ‡	128,342	$1,321
Assurant Inc	16,934	1,752
Assured Guaranty Ltd	18,625	665
Bank of America Corp	700,807	19,756
Bank of New York Mellon Corp/The	32,486	1,752
BB&T Corp	26,657	1,345
Berkshire Hathaway Inc, Cl B *	82,741	15,444
BlackRock Inc	3,241	1,617
Blackstone Group L.P./The (B)	166,341	5,351
BNP Paribas SA ADR	75,547	2,324
Capital One Financial Corp	66,427	6,105
Chubb Ltd	70,100	8,904
CIT Group Inc	27,607	1,392
Citigroup Inc	354,834	23,745
Citizens Financial Group Inc	39,211	1,525
CME Group Inc	11,722	1,921
Discover Financial Services	55,786	3,928
Everest Re Group Ltd	19,860	4,577
Federated Investors Inc, Cl B	57,664	1,345
Fifth Third Bancorp	163,932	4,705
FNF Group	85,862	3,230
Franklin Resources Inc	8,287	266
Goldman Sachs Group Inc/The	6,945	1,532
Hartford Financial Services Group Inc/The	32,534	1,663
HSBC Holdings PLC ADR (A)	145,230	6,846
Invesco Ltd	15,620	415
JPMorgan Chase & Co	379,874	39,583
KeyCorp	115,584	2,259
KKR	367,789	9,140
Lazard Ltd, Cl A (B)	23,627	1,156
Lincoln National Corp	31,835	1,982
M&T Bank Corp	8,602	1,464
MetLife Inc	199,444	8,696
MFA Financial Inc ‡	34,725	263
Morgan Stanley	32,111	1,522
OneMain Holdings Inc, Cl A *	64,702	2,154
PNC Financial Services Group Inc	53,753	7,262
Popular Inc	14,619	661
Prudential Financial Inc	48,974	4,580
Radian Group Inc	38,271	621
Regions Financial Corp	310,861	5,527
Reinsurance Group of America Inc, Cl A	28,599	3,817
Santander Consumer USA Holdings Inc	160,240	3,059
SLM Corp *	133,095	1,524
Starwood Property Trust Inc ‡	109,621	2,380
State Street Corp	15,313	1,425
SunTrust Banks Inc	216,635	14,302
Synchrony Financial	173,202	5,781
T Rowe Price Group Inc	24,636	2,860
TCF Financial Corp	50,381	1,240
Travelers Cos Inc	125,558	15,361
Unum Group	89,383	3,306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Bancorp	53,845	$2,693
Voya Financial Inc	35,126	1,651
Wells Fargo & Co	372,493	20,651

		310,081

Health Care — 12.4%
Abbott Laboratories	22,205	1,354
AbbVie Inc	47,016	4,356
Aetna Inc, Cl A	36,062	6,617
Amgen Inc, Cl A	29,554	5,455
Anthem Inc	39,646	9,437
AstraZeneca PLC ADR	239,482	8,408
Biogen Inc *	8,063	2,340
Bristol-Myers Squibb Co	50,664	2,804
Cardinal Health Inc	5,026	246
Celgene Corp, Cl A *	15,218	1,209
Centene Corp *	38,531	4,747
Cigna Corp	16,869	2,867
Eli Lilly & Co	108,929	9,295
Express Scripts Holding Co *	55,940	4,319
Gilead Sciences	78,772	5,580
HCA Healthcare Inc	35,451	3,637
Horizon Pharma PLC *	124,997	2,070
Humana Inc	14,403	4,287
Jazz Pharmaceuticals PLC *	6,497	1,120
Johnson & Johnson	191,152	23,194
McKesson Corp	9,432	1,258
Merck & Co Inc	336,074	20,400
Mylan NV *	108,207	3,911
Novartis AG ADR	92,366	6,977
Pfizer Inc	738,949	26,809
Portola Pharmaceuticals Inc, Cl A *	29,902	1,129
Shire PLC ADR	14,867	2,510
WellCare Health Plans Inc *	4,693	1,156
Zimmer Biomet Holdings	20,180	2,249

		169,741

Industrials — 8.5%
3M Co	37,637	7,404
AECOM *	59,372	1,961
AerCap Holdings NV *	79,220	4,290
AGCO Corp	44,565	2,706
Alaska Air Group Inc	21,638	1,307
American Airlines Group Inc	110,303	4,187
Boeing Co	25,468	8,545
Copa Holdings SA, Cl A	17,050	1,613
CSX Corp	14,450	922
Cummins Inc	20,919	2,782
Delta Air Lines Inc, Cl A	229,899	11,389
Eaton Corp PLC	10,934	817
FedEx Corp	12,576	2,855
General Dynamics Corp	2,405	448

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	5,821	$1,262
Ingersoll-Rand PLC	27,454	2,463
JetBlue Airways Corp *	101,349	1,924
Johnson Controls International PLC	239,662	8,017
Kansas City Southern	10,463	1,109
L3 Technologies Inc	7,973	1,533
Lockheed Martin Corp	4,450	1,315
Macquarie Infrastructure Corp	32,531	1,373
ManpowerGroup Inc	29,511	2,540
Norfolk Southern Corp	8,383	1,265
Owens Corning	56,100	3,555
PACCAR Inc	24,866	1,541
Raytheon Co	60,231	11,635
Siemens AG ADR	132,560	8,734
Spirit AeroSystems Holdings Inc, Cl A	63,279	5,436
United Continental Holdings Inc *	111,330	7,763
United Technologies Corp	16,739	2,093
Waste Management Inc	23,373	1,901

		116,685

Information Technology — 11.5%
Akamai Technologies Inc *	21,618	1,583
Applied Materials Inc	47,118	2,176
Arrow Electronics Inc, Cl A *	25,534	1,922
CA Inc	38,240	1,363
Cisco Systems Inc	694,505	29,885
Corning Inc, Cl B	386,238	10,625
Dell Technologies Inc, Cl V *	15,261	1,291
DXC Technology Co	12,733	1,026
eBay Inc *	22,252	807
First Data Corp, Cl A *	157,514	3,297
FLIR Systems Inc	14,271	742
Hewlett Packard Enterprise	163,962	2,396
HP Inc	338,564	7,682
Intel Corp	656,651	32,642
International Business Machines Corp	32,274	4,509
Jabil Inc	96,096	2,658
Juniper Networks Inc	104,785	2,873
Lam Research Corp	11,624	2,009
Marvell Technology Group Ltd	58,097	1,246
Micron Technology Inc *	224,793	11,788
Microsoft Corp	132,911	13,106
ON Semiconductor Corp *	33,919	754
Oracle Corp, Cl B	111,041	4,893
Perspecta Inc	6,366	131
QUALCOMM Inc	28,240	1,585
Seagate Technology PLC	29,578	1,670
Skyworks Solutions Inc	9,635	931
Tech Data Corp *	13,545	1,112
Versum Materials Inc	37,341	1,387
Vishay Intertechnology Inc	55,438	1,286
Western Digital	67,820	5,250

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xerox Corp	31,084	$746
Zynga Inc, Cl A *	530,353	2,159

		157,530

Materials — 4.6%
Alcoa Corp *	113,591	5,325
Cabot Corp	24,552	1,517
Celanese Corp, Cl A	12,537	1,392
Crown Holdings Inc *	68,051	3,046
Domtar Corp	25,252	1,206
DowDuPont Inc	213,070	14,046
Eastman Chemical Co	69,229	6,920
Freeport-McMoRan Inc, Cl B	329,622	5,689
Huntsman Corp	85,950	2,510
International Paper Co	43,552	2,268
LyondellBasell Industries NV, Cl A	64,376	7,072
Owens-Illinois Inc *	56,435	949
Packaging Corp of America	11,025	1,233
Reliance Steel & Aluminum Co	60,560	5,301
Steel Dynamics Inc	101,120	4,646
WestRock Co	8,250	470

		63,590

Real Estate — 2.5%
CBRE Group Inc, Cl A *	6,629	316
CubeSmart ‡	49,302	1,589
HCP Inc ‡	222,802	5,753
Hospitality Properties Trust ‡	82,538	2,361
Host Hotels & Resorts ‡	164,919	3,475
Jones Lang LaSalle Inc	2,289	380
Omega Healthcare Investors Inc ‡(A)	47,071	1,459
Senior Housing Properties Trust ‡	113,528	2,054
VEREIT Inc ‡	278,678	2,073
Weingarten Realty Investors ‡	43,225	1,332
Welltower ‡	211,266	13,244

		34,036

Telecommunication Services — 2.4%
AT&T	689,382	22,136
BCE Inc	185,468	7,509
T-Mobile US Inc *	6,304	377
Verizon Communications	63,074	3,173

		33,195

Utilities — 4.1%
Ameren Corp	21,935	1,335
American Electric Power Co Inc	18,365	1,272
Avangrid Inc	6,209	329
CenterPoint Energy Inc	43,496	1,205
Consolidated Edison Inc	30,666	2,391
Edison International	26,413	1,671
Entergy Corp	49,058	3,963

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	241,113	$10,271
FirstEnergy Corp	146,415	5,258
NextEra Energy Inc	85,703	14,315
NRG Energy Inc	56,038	1,720
PG&E Corp *	40,985	1,744
Pinnacle West Capital Corp	14,666	1,182
Public Service Enterprise Group Inc	135,894	7,357
SCANA Corp	14,264	550
Vistra Energy Corp *	92,415	2,187

		56,750

Total Common Stock (Cost $1,086,959) ($ Thousands)		1,336,503

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P. 2.010% **†(C)	12,014,676	$12,016

Total Affiliated Partnership (Cost $12,014) ($ Thousands)		12,016

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	38,477,873	38,478

Total Cash Equivalent (Cost $38,478) ($ Thousands)		38,478

Total Investments in Securities — 101.2% (Cost $1,137,451) ($ Thousands)		$1,386,997

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	10	Sep-2018	$833	$824	$(9)
S&P 500 Index E-MINI	76	Sep-2018	10,439	10,342	(97)
			$11,272	$11,166	$(106)

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Value Fund (Continued)

Percentages are based on Net Assets of $1,371,080 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $11,805 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $6,507 ($ Thousands), or 0.5 of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $12,016 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of June, 30,2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,336,503	$–	$–	$1,336,503
Affiliated Partnership	–	12,016	–	12,016
Cash Equivalent	38,478	–	–	38,478

Total Investments in Securities	$1,374,981	$12,016	$–	$1,386,997

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(106)	$—	$—	$(106)

Total Other Financial Instruments	$(106)	$—	$—	$(106)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June, 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June, 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June, 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June, 30,2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 30,531	$ 165,015	$ (183,531)	$ —	$ 1	$ 12,016	$ 105
SEI Daily Income Trust, Government Fund, Class F	54,157	225,413	(241,092)	—	—	38,478	461

Totals	$ 84,688	$ 390,428	$ (424,623)	$ —	$ 1	$ 50,494	$ 566

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 16.4%
Amazon.com Inc, Cl A *	34,806	$59,163
AutoZone Inc *	18,759	12,586
Booking Holdings Inc *	6,157	12,481
Dollar General Corp	103,568	10,212
Domino’s Pizza Inc	40,835	11,522
DR Horton Inc	29,088	1,193
Home Depot Inc/The	70,320	13,719
Lear Corp	1,497	278
Liberty Global PLC, Cl A *	3,800	105
Liberty Global PLC, Cl C *	250,351	6,662
Lowe’s Cos Inc	120,361	11,503
Lululemon Athletica Inc *	18,752	2,341
Marriott International Inc/MD, Cl A	4,974	630
Mohawk Industries Inc *	16,406	3,515
Netflix Inc *	37,914	14,841
NIKE Inc, Cl B	270,490	21,553
Nordstrom Inc	17,123	887
NVR Inc *	422	1,253
O’Reilly Automotive Inc *	5,974	1,634
Ross Stores Inc	21,745	1,843
Sirius XM Holdings Inc (A)	252,324	1,708
Tesla Inc *	12,029	4,125
Tiffany & Co	59,863	7,878
TJX Cos Inc/The	218,734	20,819
Tractor Supply Co	22,140	1,694
TripAdvisor Inc *	133,919	7,461
Ulta Beauty Inc *	40,681	9,497
Urban Outfitters Inc *	17,574	783
Yum China Holdings Inc	36,333	1,397

		243,283

Consumer Staples — 4.1%
Brown-Forman Corp, Cl B	27,392	1,342
Bunge Ltd	18,902	1,318
Clorox Co	9,941	1,345
Colgate-Palmolive Co	218,121	14,136
Constellation Brands Inc, Cl A	51,076	11,179
Dr Pepper Snapple Group Inc	45,000	5,490
Estee Lauder Cos Inc/The, Cl A	26,196	3,738
PepsiCo Inc	156,223	17,008
Sysco Corp, Cl A	84,219	5,751

		61,307

Energy — 0.6%
HollyFrontier Corp	62,116	4,251
Newfield Exploration Co *	62,603	1,894
Pioneer Natural Resources Co	13,409	2,537

		8,682

Financials — 9.2%
Berkshire Hathaway Inc, Cl B *	27,576	5,147

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab Corp/The	140,294	$7,169
CME Group Inc	118,420	19,411
E*TRADE Financial Corp *	98,402	6,018
FactSet Research Systems Inc	45,838	9,081
First Republic Bank/CA	22,482	2,176
Intercontinental Exchange Inc	92,084	6,773
LPL Financial Holdings Inc	12,104	793
Moody’s Corp	168,961	28,818
MSCI Inc, Cl A	111,340	18,419
Progressive Corp	13,008	769
S&P Global Inc	74,662	15,223
SVB Financial Group, Cl B *	10,583	3,056
US Bancorp	258,472	12,929

		135,782

Health Care — 14.2%
AbbVie Inc	8,124	753
Align Technology Inc *	6,031	2,063
Becton Dickinson and Co	138,481	33,175
Biogen Inc *	40,583	11,779
Boston Scientific Corp *	310,084	10,140
Cigna Corp	20,094	3,415
DENTSPLY SIRONA Inc	72,632	3,179
Exelixis Inc *	41,088	884
Humana Inc	5,504	1,638
IDEXX Laboratories Inc *	8,875	1,934
Illumina Inc *	47,952	13,393
IQVIA Holdings Inc *	72,449	7,232
Johnson & Johnson	182,968	22,201
Mettler-Toledo International Inc *	26,758	15,483
Regeneron Pharmaceuticals Inc *	2,958	1,020
UnitedHealth Group Inc	228,052	55,950
Varian Medical Systems Inc *	91,449	10,400
Vertex Pharmaceuticals Inc *	19,252	3,272
WellCare Health Plans Inc *	8,130	2,002
Zoetis Inc, Cl A	128,022	10,906

		210,819

Industrials — 9.0%
3M Co	82,722	16,273
Allison Transmission Holdings Inc	39,084	1,583
Boeing Co	18,643	6,255
Caterpillar Inc, Cl A	9,798	1,329
Cintas Corp	9,573	1,772
Copart Inc *	22,000	1,244
CoStar Group Inc *	23,249	9,593
Equifax Inc	58,525	7,322
Expeditors International of Washington Inc	10,423	762
FedEx Corp	35,000	7,947
Graco Inc	386,187	17,463
HD Supply Holdings Inc *	37,638	1,614
Honeywell International Inc	13,083	1,885

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Middleby Corp/The *(A)	100,574	$10,502
Old Dominion Freight Line Inc, Cl A	10,929	1,628
Robert Half International Inc	11,299	736
Rockwell Automation Inc	8,198	1,363
Roper Technologies Inc	25,312	6,984
TransDigm Group Inc *(A)	21,242	7,332
TransUnion	26,778	1,918
Union Pacific Corp	86,598	12,269
United Technologies Corp	106,872	13,362
WW Grainger Inc	2,815	868
XPO Logistics Inc *	15,883	1,591

		133,595

Information Technology — 37.4%
Activision Blizzard Inc	77,903	5,946
Adobe Systems Inc *	90,999	22,187
Alibaba Group Holding Ltd ADR *	34,046	6,317
Alphabet Inc, Cl A *	47,169	53,263
Alphabet Inc, Cl C *	10,824	12,076
Analog Devices Inc	175,101	16,796
Apple Inc	88,691	16,418
Applied Materials Inc	249,401	11,520
Arista Networks Inc *	37,180	9,574
ASML Holding NV, Cl G	65,607	12,988
Autodesk Inc, Cl A *	126,672	16,605
Booz Allen Hamilton Holding Corp, Cl A	74,360	3,252
Broadcom Inc	15,732	3,817
Broadridge Financial Solutions Inc	10,000	1,151
CDK Global Inc	34,424	2,239
CDW Corp/DE	41,469	3,350
eBay Inc *	176,168	6,388
Electronic Arts Inc *	151,838	21,412
F5 Networks Inc, Cl A *	22,968	3,961
Facebook Inc, Cl A *	126,731	24,626
Fiserv Inc, Cl A *	23,310	1,727
Intuit Inc	26,366	5,387
IPG Photonics Corp *	15,923	3,513
Jack Henry & Associates Inc	11,906	1,552
KLA-Tencor Corp	13,883	1,423
Lam Research Corp	8,128	1,405
Mastercard Inc, Cl A	283,636	55,740
MercadoLibre Inc *	20,203	6,039
Micron Technology Inc *	42,414	2,224
Microsoft Corp	677,797	66,838
NetApp Inc	93,708	7,359
NVIDIA Corp	63,333	15,004
ON Semiconductor Corp *	33,223	739
Oracle Corp, Cl B	344,829	15,193
Paychex Inc	23,068	1,577
PayPal Holdings Inc *	327,756	27,292
Red Hat Inc *	11,906	1,600
salesforce.com *	34,870	4,756

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ServiceNow Inc *	5,580	$962
Take-Two Interactive Software Inc, Cl A *	80,461	9,523
Tencent Holdings Ltd ADR	315,213	15,839
Texas Instruments Inc	27,817	3,067
Total System Services Inc	29,104	2,460
Twitter Inc *	77,489	3,384
VeriSign Inc *	8,000	1,099
Visa Inc, Cl A	334,883	44,355

		553,943

Materials — 4.3%
Avery Dennison Corp	5,150	526
Chemours Co/The	29,672	1,316
DowDuPont Inc	45,721	3,014
Ecolab Inc	82,575	11,588
LyondellBasell Industries NV, Cl A	8,337	916
Packaging Corp of America	13,305	1,487
Praxair Inc	77,281	12,222
Sherwin-Williams Co/The, Cl A	62,565	25,499
Vulcan Materials Co	55,469	7,159

		63,727

Real Estate — 1.3%
CBRE Group Inc, Cl A *	22,147	1,057
Crown Castle International Corp ‡	91,822	9,900
Equinix Inc ‡	7,640	3,285
SBA Communications Corp, Cl A *‡	28,913	4,775

		19,017

Telecommunication Services — 0.1%
Zayo Group Holdings Inc *	42,390	1,546

Total Common Stock (Cost $932,673) ($ Thousands)		1,431,701

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P. 2.010% **†(B)	18,987,401	18,988

Total Affiliated Partnership (Cost $18,986) ($ Thousands)		18,988

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	44,448,161	$44,448

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $44,448) ($ Thousands)		$44,448

Total Investments in Securities — 100.9% (Cost $996,107) ($ Thousands)		$1,495,137

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	11	Sep-2018	$910	$906	$(4)
S&P 500 Index E-MINI	121	Sep-2018	16,572	16,466	(106)

			$17,482	$17,372	$(110)

Percentages are based on Net Assets of $1,482,501 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $13,369 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $18,988 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,431,701	$–	$–	$1,431,701
Affiliated Partnership	–	18,988	–	18,988
Cash Equivalent	44,448	–	–	44,448

Total Investments in Securities	$1,476,149	$18,988	$–	$1,495,137

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$(110)	$—	$—	$(110)

Total Other Financial Instruments	$(110)	$—	$—	$(110)

*Future contacts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 18,752	$ 130,729	$ (130,494)	$ —	$ 1	$ 18,988	$ 53
SEI Daily Income Trust, Government Fund, Class F	51,512	369,224	(376,288)	—	—	44,448	479

Totals	$ 70,264	$ 499,953	$ (506,782)	$ —	$ 1	$ 63,436	$ 532

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%
Consumer Discretionary — 12.8%
Adient PLC	600	$30
Advance Auto Parts Inc	546	74
Amazon.com Inc, Cl A *	3,043	5,173
AMC Networks Inc, Cl A *	300	19
Aramark	1,900	70
AutoNation Inc *	300	15
AutoZone Inc *	199	134
Best Buy Co Inc	1,800	134
Booking Holdings Inc *	357	724
BorgWarner Inc	1,600	69
Bright Horizons Family Solutions Inc *	400	41
Brunswick Corp/DE	700	45
Burlington Stores Inc *	503	76
Cable One Inc	27	20
Caesars Entertainment Corp *	4,407	47
CarMax Inc *	1,300	95
Carnival Corp	3,000	172
Carter’s Inc	300	33
CBS Corp, Cl B	2,515	141
Charter Communications Inc, Cl A *	1,379	404
Chipotle Mexican Grill Inc, Cl A *	181	78
Choice Hotels International	200	15
Cinemark Holdings Inc	900	32
Columbia Sportswear Co	200	18
Comcast Corp, Cl A	33,990	1,115
Darden Restaurants Inc	983	105
Delphi Automotive PLC *	1,975	181
Dick’s Sporting Goods Inc	400	14
Discovery Inc, Cl A *	1,200	33
Discovery Inc, Cl C *	2,617	67
DISH Network Corp, Cl A *	1,700	57
Dollar General Corp	1,990	196
Dollar Tree Inc *	1,739	148
Domino’s Pizza Inc	290	82
DR Horton Inc	2,600	107
Dunkin’ Brands Group Inc	614	42
Expedia Group Inc	943	113
Extended Stay America Inc	1,600	35
Floor & Decor Holdings Inc, Cl A *	200	10
Foot Locker Inc, Cl A	900	47
Ford Motor Co	29,161	323
Gap Inc	1,500	49
Garmin Ltd	900	55
GCI Liberty Inc *	700	32
General Motors Co	9,784	385
Gentex Corp	2,035	47
Genuine Parts Co	1,125	103
Goodyear Tire & Rubber Co/The	2,000	47
Graham Holdings Co, Cl B	27	16
Grand Canyon Education Inc *	300	33
H&R Block Inc	1,300	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	2,800	$62
Harley-Davidson Inc, Cl A	1,300	55
Hasbro Inc	900	83
Hilton Grand Vacations Inc *	718	25
Hilton Worldwide Holdings Inc	2,047	162
Home Depot Inc/The	8,602	1,678
Hyatt Hotels Corp, Cl A	300	23
International Game Technology PLC	600	14
Interpublic Group of Cos Inc/The	2,900	68
John Wiley & Sons Inc, Cl A	300	19
Kohl’s Corp	1,300	95
L Brands Inc	1,800	66
Las Vegas Sands Corp	2,644	202
Lear Corp	515	96
Leggett & Platt Inc	1,100	49
Lennar Corp, Cl A	2,188	115
Lennar Corp, Cl B	50	2
Liberty Broadband Corp, Cl A *	200	15
Liberty Broadband Corp, Cl C *	787	60
Liberty Media Corp-Liberty Formula One, Cl A *	100	4
Liberty Media Corp-Liberty Formula One, Cl C *	1,500	56
Liberty Media Corp-Liberty SiriusXM *	1,700	77
Lions Gate Entertainment Corp, Cl A	300	7
Lions Gate Entertainment Corp, Cl B	600	14
Live Nation Entertainment Inc *	1,100	53
LKQ Corp *	2,389	76
Lowe’s Cos Inc	6,123	585
Lululemon Athletica Inc *	700	87
Macy’s Inc	2,300	86
Madison Square Garden Co *	113	35
Marriott International Inc/MD, Cl A	2,221	281
Mattel Inc	2,700	44
McDonald’s Corp	5,917	927
MGM Resorts International	3,900	113
Michael Kors Holdings Ltd *	1,100	73
Michaels Cos Inc/The *	600	12
Mohawk Industries Inc *	459	98
Netflix Inc *	3,084	1,207
Newell Brands Inc, Cl B	3,400	88
News Corp	3,000	47
News Corp, Cl B	600	10
NIKE Inc, Cl B	9,376	747
Nordstrom Inc	900	47
Norwegian Cruise Line Holdings Ltd *	1,600	76
NVR Inc *	21	62
Omnicom Group Inc	1,700	130
O’Reilly Automotive Inc *	606	166
Penske Automotive Group Inc, Cl A	200	9
Polaris Industries Inc	456	56
Pool Corp	267	40

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PulteGroup Inc	2,000	$58
PVH Corp	549	82
Qurate Retail Inc *	3,300	70
Ralph Lauren Corp, Cl A	436	55
Ross Stores Inc	2,823	239
Royal Caribbean Cruises Ltd	1,226	127
Service Corp International/US	1,400	50
ServiceMaster Global Holdings Inc *	1,000	59
Sirius XM Holdings Inc (A)	9,300	63
Six Flags Entertainment Corp	600	42
Skechers U.S.A. Inc, Cl A *	1,000	30
Starbucks Corp	9,990	488
Tapestry Inc	2,200	103
Target Corp, Cl A	4,036	307
Tempur Sealy International Inc *	300	14
Tesla Inc *	1,019	349
Thor Industries Inc	400	39
Tiffany & Co	982	129
TJX Cos Inc/The	4,669	444
Toll Brothers Inc	1,100	41
Tractor Supply Co	900	69
Tribune Media Co, Cl A	700	27
TripAdvisor Inc *	800	45
Twenty-First Century Fox Inc, Cl A	7,769	386
Twenty-First Century Fox Inc, Cl B	3,700	182
Ulta Beauty Inc *	439	102
Under Armour Inc, Cl A *	1,500	34
Under Armour Inc, Cl C *	1,100	23
Urban Outfitters Inc *	500	22
Vail Resorts Inc	273	75
VF Corp	2,409	196
Viacom Inc, Cl A	32	1
Viacom Inc, Cl B	2,700	81
Visteon Corp *	200	26
Walt Disney Co	11,135	1,167
Wayfair Inc, Cl A *	435	52
Wendy’s Co/The	1,600	27
Whirlpool Corp	500	73
Williams-Sonoma Inc	700	43
Wyndham Destinations Inc	863	38
Wyndham Hotels & Resorts Inc	763	45
Wynn Resorts Ltd	815	136
Yum China Holdings Inc	2,800	108
Yum! Brands Inc	2,446	191

		25,271

Consumer Staples — 6.6%
Altria Group Inc	14,109	801
Archer-Daniels-Midland Co	4,200	193
Brown-Forman, Cl A	300	15
Brown-Forman Corp, Cl B	2,122	104
Bunge Ltd	1,100	77

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Campbell Soup Co	1,400	$57
Casey’s General Stores Inc	233	25
Church & Dwight Co Inc	1,810	96
Clorox Co	971	131
Coca-Cola Co	28,762	1,262
Colgate-Palmolive Co	6,349	411
Conagra Brands Inc	2,800	100
Constellation Brands Inc, Cl A	1,206	264
Costco Wholesale Corp	3,241	677
Coty Inc, Cl A	3,600	51
CVS Health Corp	7,578	488
Dr Pepper Snapple Group Inc	1,346	164
Energizer Holdings Inc	500	32
Estee Lauder Cos Inc/The, Cl A	1,638	234
Flowers Foods Inc	1,500	31
General Mills Inc	4,465	198
Hain Celestial Group Inc/The *	600	18
Herbalife Nutrition Ltd *	774	42
Hershey Co	1,040	97
Hormel Foods Corp	2,100	78
Ingredion Inc	510	56
JM Smucker Co	800	86
Kellogg Co	1,921	134
Kimberly-Clark Corp	2,611	275
Kraft Heinz Co/The	4,500	283
Kroger Co	6,367	181
Lamb Weston Holdings Inc	1,100	75
McCormick & Co Inc	939	109
Molson Coors Brewing Co, Cl B	1,338	91
Mondelez International Inc, Cl A	10,840	444
Monster Beverage Corp *	3,024	173
Nu Skin Enterprises Inc, Cl A	400	31
PepsiCo Inc	10,617	1,156
Philip Morris International Inc	11,569	934
Pilgrim’s Pride Corp *	300	6
Pinnacle Foods Inc	900	59
Post Holdings Inc *	440	38
Procter & Gamble Co	18,939	1,478
Seaboard Corp	1	4
Spectrum Brands Holdings Inc	200	16
Sprouts Farmers Market Inc *	700	15
Sysco Corp, Cl A	3,555	243
TreeHouse Foods Inc *	300	16
Tyson Foods Inc, Cl A	2,200	151
US Foods Holding Corp *	1,600	61
Walgreens Boots Alliance Inc	6,318	379
Walmart Inc	10,697	916

		13,056

Energy — 6.0%
Anadarko Petroleum Corp, Cl A	3,850	282
Andeavor	1,022	134

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Antero Resources Corp *	1,900	$41
Apache Corp	2,900	136
Apergy Corp *	432	18
Baker Hughes a GE Co	3,200	106
Cabot Oil & Gas Corp	3,400	81
Centennial Resource Development Inc/DE, Cl A *	1,500	27
Cheniere Energy Inc *	1,600	104
Chesapeake Energy Corp *	7,500	39
Chevron Corp	14,279	1,805
Cimarex Energy Co	744	76
CNX Resources Corp *	1,800	32
Concho Resources Inc *	1,131	157
ConocoPhillips	8,738	608
Continental Resources Inc/OK, Cl A *	700	45
Devon Energy Corp	3,900	171
Diamondback Energy Inc, Cl A	758	100
Energen Corp *	600	44
EOG Resources Inc	4,298	535
EQT Corp	2,000	110
Extraction Oil & Gas Inc *	700	10
Exxon Mobil Corp	31,769	2,628
Halliburton Co	6,500	293
Helmerich & Payne Inc	800	51
Hess Corp	2,000	134
HollyFrontier Corp	1,300	89
Kinder Morgan Inc/DE	14,193	251
Kosmos Energy Ltd *	1,200	10
Marathon Oil Corp	6,400	134
Marathon Petroleum Corp	3,400	239
Murphy Oil Corp	1,300	44
Nabors Industries Ltd	1,800	12
National Oilwell Varco Inc, Cl A	2,900	126
Newfield Exploration Co *	1,500	45
Noble Energy Inc	3,666	129
Occidental Petroleum Corp	5,740	480
ONEOK Inc	3,100	216
Parsley Energy Inc, Cl A *	2,000	61
Patterson-UTI Energy Inc	1,900	34
PBF Energy Inc, Cl A	900	38
Phillips 66	3,183	358
Pioneer Natural Resources Co	1,250	237
QEP Resources Inc *	1,400	17
Range Resources Corp	1,200	20
RPC Inc	400	6
RSP Permian Inc *	1,100	48
Schlumberger Ltd, Cl A	10,309	691
SM Energy Co	600	15
Targa Resources Corp	1,600	79
Transocean Ltd *	3,500	47
Valero Energy Corp	3,261	361
Weatherford International *	8,600	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Whiting Petroleum Corp *	700	$37
Williams Cos Inc	6,210	168
WPX Energy Inc *	3,100	56

		11,843

Financials — 13.6%
Affiliated Managers Group Inc	433	64
Aflac Inc	5,684	245
AGNC Investment Corp ‡	2,800	52
Alleghany	109	63
Allstate Corp	2,626	240
Ally Financial Inc	3,300	87
American Express Co	5,307	520
American Financial Group Inc	543	58
American International Group Inc	6,749	358
American National Insurance Co	24	3
Ameriprise Financial Inc	1,073	150
Annaly Capital Management Inc ‡	8,749	90
Aon PLC	1,856	255
Arch Capital Group Ltd *	2,944	78
Arthur J Gallagher & Co	1,400	91
Aspen Insurance Holdings Ltd	300	12
Associated Banc-Corp	1,300	36
Assurant Inc	400	41
Assured Guaranty Ltd	800	29
Athene Holding Ltd, Cl A *	1,100	48
AXA Equitable Holdings Inc *	900	19
Axis Capital Holdings Ltd	500	28
Bank of America Corp	70,826	1,997
Bank of Hawaii Corp	248	21
Bank of New York Mellon Corp/The	6,958	375
Bank of the Ozarks	900	41
BankUnited Inc	900	37
BB&T Corp	5,858	295
Berkshire Hathaway Inc, Cl B *	14,536	2,713
BGC Partners Inc, Cl A	2,300	26
BlackRock Inc	915	457
BOK Financial Corp	200	19
Brighthouse Financial Inc *	800	32
Brown & Brown Inc	1,800	50
Capital One Financial Corp	3,666	337
Cboe Global Markets Inc	800	83
Charles Schwab Corp/The	8,984	459
Chimera Investment Corp ‡	1,100	20
Chubb Ltd	3,427	435
Cincinnati Financial Corp	1,200	80
CIT Group Inc	946	48
Citigroup Inc	19,029	1,273
Citizens Financial Group Inc	3,600	140
CME Group Inc	2,503	410
CNA Financial Corp	200	9
Comerica Inc	1,332	121

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Commerce Bancshares Inc/MO	800	$52
Credit Acceptance Corp, Cl A *	88	31
Cullen/Frost Bankers Inc	440	48
Discover Financial Services	2,648	186
E*TRADE Financial Corp *	2,000	122
East West Bancorp Inc	1,100	72
Eaton Vance Corp	900	47
Erie Indemnity Co, Cl A	200	23
Evercore Inc, Cl A	300	32
Everest Re Group Ltd	269	62
FactSet Research Systems Inc	265	53
Fifth Third Bancorp	5,200	149
First American Financial Corp	800	41
First Citizens BancShares Inc/NC, Cl A	49	20
First Hawaiian Inc	300	9
First Horizon National Corp	2,500	45
First Republic Bank/CA	1,180	114
FNB Corp/PA (Pennsylvania)	2,500	34
FNF Group	2,000	75
Franklin Resources Inc	2,200	71
Goldman Sachs Group Inc/The	2,661	587
Hanover Insurance Group Inc, Cl A	289	35
Hartford Financial Services Group Inc/The	2,700	138
Huntington Bancshares Inc/OH	8,282	122
Interactive Brokers Group Inc, Cl A	521	34
Intercontinental Exchange Inc	4,311	317
Invesco Ltd	3,100	82
Jefferies Financial Group Inc	2,100	48
JPMorgan Chase & Co	25,369	2,643
KeyCorp	7,988	156
Lazard Ltd, Cl A (B)	900	44
Legg Mason Inc	500	17
Lincoln National Corp	1,687	105
Loews Corp	2,111	102
LPL Financial Holdings Inc	700	46
M&T Bank Corp	1,062	181
Markel Corp *	100	108
MarketAxess Holdings Inc	274	54
Marsh & McLennan Cos Inc	3,771	309
Mercury General Corp	200	9
MetLife Inc	6,484	283
MFA Financial Inc ‡	2,200	17
Moody’s Corp	1,223	209
Morgan Stanley	9,340	443
Morningstar Inc, Cl A	100	13
MSCI Inc, Cl A	668	111
Nasdaq Inc, Cl A	900	82
Navient Corp	1,500	20
New Residential Investment Corp ‡	2,200	38
New York Community Bancorp Inc	3,900	43
Northern Trust Corp	1,579	162
Old Republic International Corp	2,200	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OneMain Holdings Inc, Cl A *	400	$13
PacWest Bancorp	1,000	49
People’s United Financial Inc	2,700	49
Pinnacle Financial Partners Inc	600	37
PNC Financial Services Group Inc	3,535	478
Popular Inc	800	36
Principal Financial Group Inc, Cl A	2,100	111
Progressive Corp	4,300	254
Prosperity Bancshares	400	27
Prudential Financial Inc	3,126	292
Raymond James Financial Inc	970	87
Regions Financial Corp	8,400	149
Reinsurance Group of America Inc, Cl A	468	62
RenaissanceRe Holdings Ltd	275	33
S&P Global Inc	1,850	377
Santander Consumer USA Holdings Inc	800	15
SEI Investments Co †	1,000	63
Signature Bank/New York NY, Cl B *	378	48
SLM Corp *	3,100	36
Starwood Property Trust Inc ‡	2,000	43
State Street Corp	2,680	249
Sterling Bancorp/DE	1,400	33
SunTrust Banks Inc	3,430	226
SVB Financial Group, Cl B *	434	125
Synchrony Financial	5,673	189
Synovus Financial Corp	900	48
T Rowe Price Group Inc	1,746	203
TCF Financial Corp	1,300	32
TD Ameritrade Holding Corp	2,100	115
Texas Capital Bancshares Inc *	300	27
TFS Financial Corp	200	3
Torchmark Corp, Cl A	800	65
Travelers Cos Inc	1,999	245
Two Harbors Investment Corp ‡	1,000	16
Umpqua Holdings Corp	1,400	32
Unum Group	1,600	59
US Bancorp	11,440	572
Validus Holdings Ltd	500	34
Virtu Financial Inc, Cl A	200	5
Voya Financial Inc	1,300	61
Webster Financial Corp	600	38
Wells Fargo & Co	32,910	1,825
Western Alliance Bancorp *	800	45
White Mountains Insurance Group Ltd	28	25
Willis Towers Watson PLC	1,017	154
Wintrust Financial Corp	400	35
WR Berkley Corp	800	58
XL Group Ltd	1,928	108
Zions Bancorporation	1,500	79

		26,898

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 13.1%
Abbott Laboratories	12,770	$779
AbbVie Inc	11,862	1,099
ABIOMED Inc *	313	128
Acadia Healthcare Co Inc, Cl A *	700	29
Aetna Inc, Cl A	2,440	448
Agilent Technologies Inc	2,400	148
Agios Pharmaceuticals Inc *	400	34
Alexion Pharmaceuticals Inc *	1,629	202
Align Technology Inc *	591	202
Alkermes PLC *	1,200	49
Allergan PLC	2,550	425
Alnylam Pharmaceuticals Inc *	674	66
AmerisourceBergen Corp, Cl A	1,188	101
Amgen Inc, Cl A	4,950	914
Anthem Inc	1,891	450
athenahealth Inc *	312	50
Baxter International Inc	3,724	275
Becton Dickinson and Co	1,968	471
Biogen Inc *	1,619	470
BioMarin Pharmaceutical Inc *	1,337	126
Bio-Rad Laboratories Inc, Cl A *	142	41
Bio-Techne Corp	258	38
Bluebird Bio Inc *	400	63
Boston Scientific Corp *	10,300	337
Bristol-Myers Squibb Co	12,144	672
Bruker Corp	600	17
Cantel Medical Corp	300	29
Cardinal Health Inc	2,300	112
Catalent Inc *	1,123	47
Celgene Corp, Cl A *	5,361	426
Centene Corp *	1,500	185
Cerner Corp *	2,400	143
Charles River Laboratories International Inc *	300	34
Chemed Corp	100	32
Cigna Corp	1,728	294
Cooper Cos Inc/The, Cl A	389	92
Danaher Corp, Cl A	4,631	457
DaVita Inc *	1,100	76
DENTSPLY SIRONA Inc	1,800	79
DexCom Inc *	700	66
Edwards Lifesciences Corp, Cl A *	1,586	231
Eli Lilly & Co	7,215	616
Encompass Health Corp	800	54
Envision Healthcare Corp *	900	40
Exact Sciences Corp *	900	54
Exelixis Inc *	2,100	45
Express Scripts Holding Co *	4,157	321
Gilead Sciences Inc	9,671	685
HCA Healthcare Inc	2,037	209
Henry Schein Inc *	1,147	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hill-Rom Holdings Inc	450	$39
Hologic Inc *	2,100	83
Humana Inc	1,044	311
ICU Medical Inc *	100	29
IDEXX Laboratories Inc *	614	134
Illumina Inc *	1,095	306
Incyte Corp *	1,344	90
Insulet Corp *	400	34
Integra LifeSciences Holdings Corp *	600	39
Intuitive Surgical Inc *	835	399
Ionis Pharmaceuticals Inc *	1,000	42
IQVIA Holdings Inc *	1,182	118
Jazz Pharmaceuticals PLC *	500	86
Johnson & Johnson	20,119	2,441
Laboratory Corp of America Holdings *	712	128
Masimo Corp *	300	29
McKesson Corp	1,581	211
MEDNAX Inc *	700	30
Medtronic PLC	10,066	862
Merck & Co Inc	20,240	1,229
Mettler-Toledo International Inc *	185	107
Molina Healthcare Inc *	400	39
Mylan NV *	3,900	141
Nektar Therapeutics, Cl A *	1,200	59
Neurocrine Biosciences Inc *	600	59
Penumbra Inc *	200	28
PerkinElmer Inc	800	59
Perrigo Co PLC	983	72
Pfizer Inc	43,512	1,579
PRA Health Sciences Inc *	400	37
Premier Inc, Cl A *	300	11
QIAGEN NV *	1,700	61
Quest Diagnostics Inc	1,000	110
Regeneron Pharmaceuticals Inc *	597	206
ResMed Inc	1,100	114
Sage Therapeutics Inc *	300	47
Sarepta Therapeutics Inc *	500	66
Seattle Genetics Inc *	861	57
STERIS PLC	600	63
Stryker Corp	2,565	433
Teleflex Inc	369	99
TESARO Inc *	200	9
Thermo Fisher Scientific Inc	3,050	632
United Therapeutics Corp *	332	38
UnitedHealth Group Inc	7,120	1,747
Universal Health Services Inc, Cl B	642	72
Varian Medical Systems Inc *	736	84
Veeva Systems Inc, Cl A *	900	69
Vertex Pharmaceuticals Inc *	1,938	329
Waters Corp *	581	112
WellCare Health Plans Inc *	331	81
West Pharmaceutical Services Inc	480	48

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	1,535	$171
Zoetis Inc, Cl A	3,610	308

		25,831

Industrials — 9.6%
3M Co	4,353	856
Acuity Brands Inc	278	32
ADT Inc	400	3
AECOM *	1,200	40
AGCO Corp	400	24
Air Lease Corp, Cl A	600	25
Alaska Air Group Inc	900	54
Allegion PLC	750	58
Allison Transmission Holdings Inc	900	36
AMERCO	43	15
American Airlines Group Inc	3,200	121
AMETEK Inc	1,700	123
AO Smith Corp	1,100	65
Arconic Inc	2,900	49
Armstrong World Industries Inc *	300	19
Boeing Co	4,107	1,378
BWX Technologies Inc, Cl W	800	50
Carlisle Cos Inc	424	46
Caterpillar Inc, Cl A	4,336	588
CH Robinson Worldwide Inc	1,000	84
Cintas Corp	618	114
Clean Harbors Inc *	300	17
Colfax Corp *	500	15
Copa Holdings SA, Cl A	233	22
Copart Inc *	1,500	85
CoStar Group Inc *	265	109
Crane Co, Cl A	300	24
CSX Corp	6,267	400
Cummins Inc	1,171	156
Curtiss-Wright Corp	300	36
Deere & Co	2,373	332
Delta Air Lines Inc, Cl A	4,869	241
Donaldson Co Inc, Cl A	1,100	50
Dover Corp	1,165	85
Dun & Bradstreet Corp/The	230	28
Eaton Corp PLC	3,238	242
Emerson Electric Co	4,659	322
Equifax Inc	935	117
Expeditors International of Washington Inc	1,300	95
Fastenal Co, Cl A	2,200	106
FedEx Corp	1,835	417
Flowserve Corp	1,100	44
Fluor Corp	1,100	54
Fortive Corp	2,300	177
Fortune Brands Home & Security Inc	1,100	59
Gardner Denver Holdings Inc *	600	18
Gates Industrial Corp PLC *	200	3

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	1,959	$365
General Electric Co	64,169	873
Genesee & Wyoming Inc, Cl A *	400	33
Graco Inc	1,300	59
GrafTech International Ltd	200	4
Harris Corp	929	134
HD Supply Holdings Inc *	1,400	60
HEICO, Cl A	500	30
HEICO Corp	250	18
Hexcel Corp, Cl A	700	46
Honeywell International Inc	5,603	807
Hubbell Inc, Cl B	405	43
Huntington Ingalls Industries Inc, Cl A	326	71
IDEX Corp	600	82
IHS Markit Ltd *	2,900	150
Illinois Tool Works Inc	2,546	353
Ingersoll-Rand PLC	1,888	169
ITT Inc	648	34
Jacobs Engineering Group Inc	1,000	64
JB Hunt Transport Services Inc	600	73
JetBlue Airways Corp *	2,400	46
Johnson Controls International PLC	6,888	230
Kansas City Southern	780	83
KAR Auction Services Inc	1,000	55
Kirby Corp *	500	42
Knight-Swift Transportation Holdings Inc, Cl A	800	31
L3 Technologies Inc	588	113
Landstar System Inc	346	38
Lennox International	266	53
Lincoln Electric Holdings Inc	400	35
Lockheed Martin Corp	1,830	541
Macquarie Infrastructure Corp	600	25
ManpowerGroup Inc	488	42
Masco Corp	2,300	86
Middleby Corp/The *	435	45
MSC Industrial Direct Co Inc, Cl A	279	24
Nielsen Holdings PLC	2,700	84
Nordson	396	51
Norfolk Southern Corp	2,113	319
Northrop Grumman Corp	1,184	364
nVent Electric PLC *	1,400	35
Old Dominion Freight Line Inc, Cl A	515	77
Oshkosh Corp	500	35
Owens Corning	900	57
PACCAR Inc	2,600	161
Parker-Hannifin Corp, Cl A	1,000	156
Pentair PLC	1,200	51
Quanta Services Inc *	1,200	40
Raytheon Co	2,168	419
Regal Beloit Corp	300	25
Republic Services Inc	1,700	116

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	900	$59
Rockwell Automation Inc	962	160
Rockwell Collins Inc	1,200	162
Rollins Inc	600	32
Roper Technologies Inc	752	207
Ryder System Inc	300	22
Schneider National Inc, Cl B	300	8
Sensata Technologies Holding PLC *	1,300	62
Snap-on Inc	441	71
Southwest Airlines Co, Cl A	3,991	203
Spirit AeroSystems Holdings Inc, Cl A	900	77
Stanley Black & Decker Inc	1,208	160
Stericycle Inc, Cl A *	700	46
Teledyne Technologies Inc *	231	46
Terex Corp	400	17
Textron Inc	1,900	125
Timken Co/The	400	17
Toro Co/The	800	48
TransDigm Group Inc	408	141
TransUnion	1,400	100
Trinity Industries Inc	900	31
Union Pacific Corp	5,744	814
United Continental Holdings Inc *	1,900	133
United Parcel Service Inc, Cl B	5,127	545
United Rentals Inc *	603	89
United Technologies Corp	5,642	705
Univar Inc *	1,000	26
USG Corp *	500	22
Valmont Industries Inc	200	30
Verisk Analytics Inc, Cl A *	1,246	134
WABCO Holdings Inc *	400	47
Wabtec Corp/DE	700	69
Waste Management Inc	3,200	260
Watsco Inc	277	49
Welbilt Inc *	700	16
WESCO International Inc *	300	17
WW Grainger Inc	382	118
XPO Logistics Inc *	933	93
Xylem Inc/NY	1,400	94

		19,036

Information Technology — 25.1%
2U Inc *	400	33
Accenture PLC, Cl A	4,817	788
Activision Blizzard Inc	5,669	433
Adobe Systems Inc *	3,674	896
Advanced Micro Devices Inc *	6,900	103
Akamai Technologies Inc *	1,300	95
Alliance Data Systems Corp	360	84
Alphabet Inc, Cl A *	2,236	2,525
Alphabet Inc, Cl C *	2,279	2,543
Amdocs Ltd	1,100	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amphenol Corp, Cl A	2,197	$191
Analog Devices Inc	2,775	266
ANSYS Inc *	601	105
Apple Inc	36,836	6,819
Applied Materials Inc	7,808	361
Arista Networks Inc *	453	117
ARRIS International PLC *	1,500	37
Arrow Electronics Inc, Cl A *	700	53
Aspen Technology Inc *	600	56
Atlassian Corp PLC, Cl A *	600	37
Autodesk Inc, Cl A *	1,671	219
Automatic Data Processing Inc	3,301	443
Avnet Inc	1,000	43
Black Knight Inc *	1,100	59
Booz Allen Hamilton Holding Corp, Cl A	1,100	48
Broadcom Inc	3,216	780
Broadridge Financial Solutions Inc	928	107
CA Inc	2,400	86
Cadence Design Systems Inc *	2,100	91
Cavium Inc *	447	39
CDK Global Inc	976	63
CDW Corp/DE	1,100	89
Ceridian HCM Holding Inc *	100	3
Cisco Systems Inc	36,181	1,557
Citrix Systems Inc *	1,045	110
Cognex Corp	1,300	58
Cognizant Technology Solutions Corp, Cl A	4,377	346
Coherent Inc *	143	22
CommScope Holding Co Inc *	1,500	44
Conduent Inc *	1,100	20
CoreLogic Inc/United States *	500	26
Corning Inc, Cl B	6,119	168
Cypress Semiconductor Corp	2,900	45
Dell Technologies Inc, Cl V *	1,500	127
DocuSign Inc *	200	11
Dolby Laboratories Inc, Cl A	500	31
DXC Technology Co	2,130	172
eBay Inc *	7,000	254
EchoStar Corp, Cl A *	300	13
Electronic Arts Inc *	2,257	318
EPAM Systems Inc *	400	50
Euronet Worldwide Inc *	300	25
F5 Networks Inc, Cl A *	455	78
Facebook Inc, Cl A *	17,813	3,461
Fair Isaac Corp *	200	39
Fidelity National Information Services Inc, Cl B	2,496	265
FireEye Inc *	1,000	15
First Data Corp, Cl A *	3,700	77
First Solar Inc *	500	26
Fiserv Inc, Cl A *	3,092	229
FleetCor Technologies Inc *	665	140

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLIR Systems Inc	1,000	$52
Fortinet Inc *	1,100	69
Gartner Inc *	666	88
Genpact Ltd	1,000	29
Global Payments Inc	1,173	131
GoDaddy Inc, Cl A *	1,125	79
GrubHub Inc *	700	73
Guidewire Software Inc, Cl Z *	600	53
Hewlett Packard Enterprise Co	11,684	171
HP Inc	12,283	279
IAC/InterActiveCorp *	600	91
Intel Corp	35,038	1,742
International Business Machines Corp	6,897	963
Intuit Inc	1,881	384
IPG Photonics Corp *	267	59
Jabil Inc	1,100	30
Jack Henry & Associates Inc	600	78
Juniper Networks Inc	2,600	71
Keysight Technologies Inc *	1,400	83
KLA-Tencor Corp	1,213	124
Lam Research Corp	1,284	222
Leidos Holdings Inc	1,100	65
Littelfuse Inc	200	46
LogMeIn Inc	400	41
Manhattan Associates Inc *	400	19
Marvell Technology Group Ltd	3,000	64
Mastercard Inc, Cl A	6,862	1,348
Match Group Inc *	500	19
Maxim Integrated Products Inc	2,100	123
Microchip Technology Inc	1,773	161
Micron Technology Inc *	8,616	452
Microsoft Corp	56,807	5,602
MKS Instruments Inc	400	38
Monolithic Power Systems Inc	300	40
Motorola Solutions Inc	1,200	140
National Instruments Corp	900	38
NCR Corp *	700	21
NetApp Inc	2,000	157
Nuance Communications *	2,300	32
Nutanix Inc, Cl A *	700	36
NVIDIA Corp	4,407	1,044
NXP Semiconductors NV *	2,549	279
Okta Inc, Cl A *	700	35
ON Semiconductor Corp *	3,200	71
Oracle Corp, Cl B	21,438	945
Palo Alto Networks Inc *	663	136
Paychex Inc	2,400	164
Paycom Software Inc *	400	40
PayPal Holdings Inc *	8,847	737
Pegasystems Inc	200	11
Proofpoint Inc *	400	46
PTC Inc *	900	84

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pure Storage Inc, Cl A *	1,000	$24
Qorvo Inc *	968	78
QUALCOMM Inc	11,044	620
RealPage Inc *	400	22
Red Hat Inc *	1,337	180
RingCentral Inc, Cl A *	400	28
Sabre	1,600	39
salesforce.com Inc *	5,308	724
ServiceNow Inc *	1,356	234
Skyworks Solutions Inc	1,372	133
Splunk Inc *	1,100	109
Square Inc, Cl A *	2,200	136
SS&C Technologies Holdings Inc	1,600	83
Switch Inc, Cl A	100	1
Symantec Corp, Cl A	4,701	97
Synopsys Inc *	1,147	98
Tableau Software Inc, Cl A *	436	43
Take-Two Interactive Software Inc, Cl A *	900	107
Teradata Corp *	897	36
Teradyne Inc	1,300	49
Texas Instruments Inc	7,349	810
Total System Services Inc	1,391	118
Trimble Inc *	1,900	62
Twilio Inc, Cl A *	600	34
Twitter Inc *	5,278	230
Tyler Technologies Inc *	325	72
Ubiquiti Networks Inc *	200	17
Ultimate Software Group Inc/The *	221	57
Universal Display Corp	242	21
VeriSign Inc *	800	110
Versum Materials Inc	806	30
Visa Inc, Cl A	13,380	1,772
VMware Inc, Cl A *	494	73
Western Digital Corp	2,297	178
Western Union Co	3,500	71
WEX Inc *	342	65
Workday Inc, Cl A *	1,100	133
Worldpay Inc, Cl A *	2,200	180
Xerox Corp	1,400	34
Xilinx Inc	1,900	124
Zebra Technologies Corp, Cl A *	400	57
Zendesk Inc *	800	44
Zillow Group Inc, Cl A *	500	30
Zillow Group Inc, Cl C *	900	53
Zynga Inc, Cl A *	4,400	18

		49,551

Materials — 2.9%
Air Products & Chemicals Inc	1,666	259
Albemarle Corp	800	75
Alcoa Corp *	1,400	66
AptarGroup Inc	400	37

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ardagh Group SA, Cl A	100	$2
Ashland Global Holdings Inc	400	31
Avery Dennison Corp	623	64
Axalta Coating Systems Ltd *	1,700	52
Ball Corp	2,600	92
Bemis Co Inc	800	34
Berry Global Group Inc *	977	45
Cabot Corp	400	25
Celanese Corp, Cl A	1,000	111
CF Industries Holdings Inc	1,800	80
Chemours Co/The	1,400	62
Crown Holdings Inc *	900	40
Domtar Corp	400	19
DowDuPont Inc	17,273	1,139
Eagle Materials Inc	300	31
Eastman Chemical Co	1,032	103
Ecolab Inc	1,871	263
FMC Corp	1,000	89
Freeport-McMoRan Inc, Cl B	10,900	188
Graphic Packaging Holding Co	2,400	35
Huntsman Corp	1,700	50
International Flavors & Fragrances Inc	612	76
International Paper Co	3,100	161
LyondellBasell Industries NV, Cl A	2,376	261
Martin Marietta Materials Inc, Cl A	464	104
Mosaic Co/The	2,700	76
NewMarket Corp	47	19
Newmont Mining Corp	4,000	151
Nucor Corp	2,400	150
Olin Corp	1,300	37
Owens-Illinois Inc *	1,400	24
Packaging Corp of America	667	75
Platform Specialty Products Corp *	1,300	15
PPG Industries Inc	1,891	196
Praxair Inc	2,146	339
Reliance Steel & Aluminum Co	546	48
Royal Gold Inc, Cl A	447	41
RPM International Inc	1,000	58
Scotts Miracle-Gro Co/The, Cl A	277	23
Sealed Air Corp	1,200	51
Sherwin-Williams Co/The, Cl A	603	246
Silgan Holdings Inc	400	11
Sonoco Products Co	800	42
Southern Copper Corp	500	23
Steel Dynamics Inc	1,700	78
United States Steel Corp	1,400	49
Valvoline Inc	1,600	35
Vulcan Materials Co	980	126
Westlake Chemical Corp	232	25
WestRock Co	1,900	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WR Grace & Co	500	$37

		5,677

Real Estate — 3.5%
Alexandria Real Estate Equities Inc ‡	737	93
American Campus Communities Inc ‡	1,100	47
American Homes 4 Rent, Cl A ‡	2,000	44
American Tower Corp, Cl A ‡	3,314	478
Apartment Investment & Management Co, Cl A ‡	1,200	51
Apple Hospitality Inc ‡	1,700	30
AvalonBay Communities Inc ‡	1,002	172
Boston Properties Inc ‡	1,162	146
Brandywine Realty Trust ‡	1,000	17
Brixmor Property Group Inc ‡	2,100	37
Camden Property Trust ‡	600	55
CBRE Group Inc, Cl A *	2,400	115
Colony Capital Inc	3,100	19
Columbia Property Trust Inc ‡	700	16
CoreSite Realty Corp ‡	200	22
Corporate Office Properties Trust ‡	600	17
Crown Castle International Corp ‡	3,118	336
CubeSmart ‡	1,400	45
CyrusOne Inc ‡	800	47
DCT Industrial Trust Inc ‡	800	53
DDR Corp	900	16
Digital Realty Trust Inc, Cl A ‡	1,544	172
Douglas Emmett Inc ‡	1,200	48
Duke Realty Corp ‡	2,700	78
Empire State Realty Trust Inc, Cl A ‡	700	12
EPR Properties, Cl A ‡	600	39
Equinix Inc ‡	578	248
Equity Commonwealth *	700	22
Equity LifeStyle Properties Inc ‡	600	55
Equity Residential ‡	2,743	175
Essex Property Trust Inc ‡	518	124
Extra Space Storage Inc ‡	900	90
Federal Realty Investment Trust ‡	546	69
Forest City Realty Trust Inc, Cl A ‡	1,500	34
Gaming and Leisure Properties Inc ‡	1,355	49
GGP Inc ‡	4,700	96
HCP Inc ‡	3,600	93
Healthcare Trust of America Inc, Cl A ‡	1,600	43
Highwoods Properties Inc ‡	800	41
Hospitality Properties Trust ‡	1,300	37
Host Hotels & Resorts Inc ‡	5,502	116
Howard Hughes Corp/The *	263	35
Hudson Pacific Properties Inc ‡	1,200	43
Invitation Homes Inc ‡	2,400	55
Iron Mountain Inc ‡	2,200	77
JBG SMITH Properties ‡	800	29
Jones Lang LaSalle Inc	343	57

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kilroy Realty Corp ‡	700	$53
Kimco Realty Corp ‡	3,100	53
Lamar Advertising Co, Cl A	600	41
Liberty Property Trust ‡	1,000	44
Life Storage Inc ‡	300	29
Macerich Co/The ‡	1,000	57
Medical Properties Trust Inc ‡	2,800	39
Mid-America Apartment Communities Inc ‡	900	91
National Retail Properties Inc ‡	1,200	53
Omega Healthcare Investors Inc ‡	1,454	45
Outfront Media Inc ‡	700	14
Paramount Group Inc ‡	1,200	18
Park Hotels & Resorts Inc ‡	1,600	49
Prologis Inc ‡	3,930	258
Public Storage ‡	1,097	249
Rayonier Inc	1,000	39
Realogy Holdings Corp	700	16
Realty Income Corp ‡	2,100	113
Regency Centers Corp ‡	1,200	74
Retail Properties of America Inc, Cl A ‡	1,300	17
SBA Communications Corp, Cl A *‡	896	148
Senior Housing Properties Trust ‡	1,900	34
Simon Property Group Inc ‡	2,292	390
SL Green Realty Corp ‡	635	64
Spirit Realty Capital Inc ‡	2,500	20
STORE Capital Corp ‡	1,400	38
Sun Communities Inc ‡	600	59
Taubman Centers Inc ‡	400	23
UDR Inc ‡	2,000	75
Uniti Group Inc ‡	1,400	28
Ventas Inc ‡	2,700	154
VEREIT Inc ‡	7,500	56
VICI Properties Inc ‡	2,100	43
Vornado Realty Trust ‡	1,300	96
Weingarten Realty Investors ‡	700	22
Welltower Inc ‡	2,800	176
Weyerhaeuser Co ‡	5,697	208
WP Carey Inc ‡	800	53

		6,832

Telecommunication Services — 1.8%
AT&T Inc	54,490	1,750
CenturyLink Inc	7,200	134
Sprint Corp *	3,600	19
Telephone & Data Systems Inc	500	14
T-Mobile US Inc *	2,300	137
United States Cellular Corp *	45	2
Verizon Communications Inc	31,008	1,560
Zayo Group Holdings Inc *	1,500	55

		3,671

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.8%
AES Corp/VA	5,100	$68
Alliant Energy Corp	1,800	76
Ameren Corp	1,800	110
American Electric Power Co Inc	3,700	256
American Water Works Co Inc	1,352	115
Aqua America Inc	1,400	49
Atmos Energy Corp	800	72
Avangrid Inc	300	16
CenterPoint Energy Inc	3,300	91
CMS Energy Corp	2,110	100
Consolidated Edison Inc	2,300	179
Dominion Energy Inc	4,907	335
DTE Energy Co	1,344	139
Duke Energy Corp	5,264	416
Edison International	2,348	149
Entergy Corp	1,400	113
Evergy Inc	2,017	113
Eversource Energy	2,400	141
Exelon Corp	7,168	305
FirstEnergy Corp	3,600	129
Hawaiian Electric Industries Inc	900	31
MDU Resources Group Inc	1,500	43
National Fuel Gas Co	500	26
NextEra Energy Inc	3,533	590
NiSource Inc	2,800	74
NRG Energy Inc	2,400	74
OGE Energy Corp	1,300	46
PG&E Corp	3,906	166
Pinnacle West Capital Corp	900	73
PPL Corp	5,258	150
Public Service Enterprise Group Inc	3,774	204
SCANA Corp	900	35
Sempra Energy	1,973	229
Southern Co	7,592	352
UGI Corp	1,300	68
Vectren Corp	600	43
Vistra Energy Corp *	3,169	75
WEC Energy Group Inc	2,400	155
Xcel Energy Inc	3,782	173

		5,579

Total Common Stock
(Cost $195,029) ($ Thousands)		193,245

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 2.010% **†(C)	63,141	$63

Total Affiliated Partnership (Cost $63) ($ Thousands)		63

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	2,992,304	$2,992

Total Cash Equivalent (Cost $2,992) ($ Thousands)		2,992

Total Investments in Securities — 99.4% (Cost $198,084) ($ Thousands)		$196,300

A list of the open futures contracts held by the Fund at June 30, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	22	Sep-2018	$3,062	$2,994	$(68)
S&P Mid Cap 400 Index E-MINI	1	Sep-2018	200	196	(4)

			$3,262	$3,190	$(72)

Percentages are based on Net Assets of $197,541 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $62 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $44 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $63 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$193,245	$–	$–	$193,245
Affiliated Partnership	–	63	–	63
Cash Equivalent	2,992	–	–	2,992

Total Investments in Securities	$196,237	$63	$–	$196,300

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(72)	$—	$—	$(72)

Total Other Financial Instruments	$(72)	$—	$—	$(72)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ —	$ 1,456	$ (1,393)	$ —	$ —	$ 63	$ 1
SEI Daily Income Trust, Government Fund, CI F	—	185,951	(182,959)	—	—	2,992	30

Totals	$ —	$ 187,407	$ (184,352)	$ —	$ —	$ 3,055	$ 31

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 14.1%
Amazon.com Inc, Cl A *	43,128	$73,309
AutoZone Inc *	16,513	11,079
Best Buy Co Inc	186,465	13,907
Booking Holdings Inc *	7,673	15,554
Charter Communications Inc, Cl A *	20,643	6,053
Comcast Corp, Cl A	162,942	5,346
Darden Restaurants Inc	3,127	335
Delphi Automotive PLC *	79,958	7,327
Delphi Technologies PLC	26,652	1,212
Dollar General Corp	420,873	41,498
Dollar Tree Inc *	19,725	1,677
Domino’s Pizza Inc	20,805	5,870
General Motors Co	94,123	3,708
Genuine Parts Co	100,263	9,203
Graham Holdings Co, Cl B	809	474
Home Depot Inc/The	157,210	30,672
Kohl’s Corp	46,716	3,406
Las Vegas Sands Corp	22,879	1,747
Lear Corp	115,549	21,470
Liberty Global PLC, Cl C *	81,095	2,158
Lowe’s Cos Inc	556,802	53,214
Macy’s Inc (A)	115,047	4,306
Magna International Inc, Cl A	129,268	7,514
Marriott International Inc/MD, Cl A	40,040	5,069
Michael Kors Holdings Ltd *	74,276	4,947
Murphy USA Inc *	24,225	1,800
Netflix Inc *	65,622	25,686
NIKE Inc, Cl B	389,570	31,041
Norwegian Cruise Line Holdings Ltd *	285,518	13,491
NVR Inc *	1,071	3,181
Omnicom Group Inc	166,368	12,689
PulteGroup Inc	125,000	3,594
PVH Corp	50,924	7,624
Qurate Retail Inc *	384,103	8,151
Ross Stores Inc	243,090	20,602
Starbucks Corp	227,286	11,103
Target Corp, Cl A	54,025	4,112
TEGNA Inc	153,973	1,671
Tiffany & Co	95,740	12,599
TJX Cos Inc/The	187,281	17,825
Toll Brothers Inc	94,549	3,497
TopBuild Corp *	51,618	4,044
Tractor Supply Co	73,032	5,586
TripAdvisor Inc *(A)	104,329	5,812
Tupperware Brands Corp	153,017	6,310
Ulta Beauty Inc *	14,327	3,345
Viacom Inc, Cl B	274,833	8,289
Walt Disney Co	54,000	5,660
Whirlpool Corp	68,064	9,953
Wyndham Destinations Inc	15,527	687

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Hotels & Resorts Inc	15,527	$913

		560,320

Consumer Staples — 7.4%
Altria Group Inc	194,167	11,027
Anheuser-Busch InBev SA/NV ADR (A)	85,244	8,589
Archer-Daniels-Midland Co	146,608	6,719
Clorox Co	40,884	5,530
Coca-Cola Co	83,088	3,644
Colgate-Palmolive Co	173,749	11,261
Conagra Brands Inc	179,877	6,427
Constellation Brands Inc, Cl A	79,385	17,375
Costco Wholesale Corp	89,408	18,685
CVS Health Corp	298,264	19,193
Diageo PLC ADR	111,942	16,121
Dr Pepper Snapple Group Inc	29,055	3,545
Estee Lauder Cos Inc/The, Cl A	35,000	4,994
Hershey Co	3,593	334
Ingredion Inc	22,400	2,480
JM Smucker Co	15,032	1,616
Kimberly-Clark Corp	41,873	4,411
Kraft Heinz Co/The	13,143	826
Kroger Co	864,549	24,596
Lamb Weston Holdings Inc	16,377	1,122
Mondelez International Inc, Cl A	24,475	1,003
Nu Skin Enterprises Inc, Cl A	24,106	1,885
PepsiCo Inc	99,535	10,836
Philip Morris International Inc	290,764	23,476
Procter & Gamble Co	233,806	18,251
Sysco Corp, Cl A	102,270	6,984
Tyson Foods Inc, Cl A	281,181	19,359
Unilever NV	257,261	14,335
Walgreens Boots Alliance Inc	184,087	11,048
Walmart Inc	222,560	19,062

		294,734

Energy — 6.5%
Anadarko Petroleum Corp, Cl A	101,444	7,431
Andeavor	46,376	6,084
BP PLC ADR	265,989	12,145
Canadian Natural Resources Ltd	278,313	10,039
Carrizo Oil & Gas Inc *	71,271	1,985
Chevron Corp	213,036	26,934
Concho Resources Inc *	34,048	4,711
ConocoPhillips	271,983	18,935
Devon Energy Corp	273,875	12,040
Exxon Mobil Corp	164,776	13,632
Halliburton Co	84,336	3,800
Helmerich & Payne Inc	64,989	4,144
HollyFrontier Corp	25,239	1,727
Kinder Morgan Inc/DE	86,047	1,520
Marathon Oil Corp	290,425	6,058

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum Corp	237,204	$16,642
Occidental Petroleum Corp	300,025	25,106
Oceaneering International Inc, Cl A *	63,556	1,618
ONEOK Inc	50,000	3,491
PBF Energy Inc, Cl A	167,746	7,034
Phillips 66	113,325	12,728
Royal Dutch Shell PLC ADR, Cl A	404,712	28,018
Schlumberger Ltd, Cl A	82,085	5,502
Transocean Ltd *	130,505	1,754
Valero Energy Corp	211,817	23,476
Williams Cos Inc	51,872	1,406

		257,960

Financials — 14.9%
Aflac Inc	346,780	14,918
Allstate Corp	59,438	5,425
Ally Financial Inc	59,881	1,573
American Financial Group Inc	39,790	4,271
American International Group Inc	109,104	5,785
Ameriprise Financial Inc	82,444	11,532
Assurant Inc	122,808	12,709
Bank of America Corp	1,550,747	43,716
BB&T Corp	41,703	2,103
Berkshire Hathaway Inc, Cl B *	93,247	17,404
Blackstone Group L.P./The (B)	44,695	1,438
Capital One Financial Corp	113,167	10,400
CIT Group Inc	14,719	742
Citigroup Inc	379,987	25,429
CME Group Inc	117,119	19,198
Cullen/Frost Bankers Inc	23,595	2,554
Discover Financial Services	241,586	17,010
Everest Re Group Ltd	57,218	13,188
FactSet Research Systems Inc	11,209	2,220
Fifth Third Bancorp	478,279	13,727
Goldman Sachs Group Inc/The	21,644	4,774
Hartford Financial Services Group Inc/The	101,910	5,211
Huntington Bancshares Inc/OH	321,477	4,745
Intercontinental Exchange Inc	250,350	18,413
JPMorgan Chase & Co	478,943	49,906
KeyCorp	816,571	15,956
KKR	266,561	6,624
Lincoln National Corp	182,558	11,364
Marsh & McLennan Cos Inc	138,328	11,339
Moody’s Corp	288,575	49,219
Morgan Stanley	311,935	14,786
MSCI Inc, Cl A	225,501	37,305
PNC Financial Services Group Inc	46,966	6,345
Principal Financial Group Inc, Cl A	139,391	7,381
Progressive Corp	44,272	2,619
Prudential Financial Inc	112,425	10,513
Regions Financial Corp	507,300	9,020
Reinsurance Group of America Inc, Cl A	61,098	8,155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	18,482	$3,768
Santander Consumer USA Holdings Inc	152,330	2,908
State Street Corp	181,276	16,875
SunTrust Banks Inc	129,324	8,538
T Rowe Price Group Inc	24,474	2,841
Travelers Cos Inc	120,419	14,732
Unum Group	155,168	5,740
US Bancorp	28,418	1,421
Validus Holdings Ltd	28,272	1,911
Voya Financial Inc	294,050	13,820
Wells Fargo & Co	368,253	20,416

		591,987

Health Care — 15.7%
Abbott Laboratories	290,048	17,690
AbbVie Inc	92,048	8,528
Aetna Inc, Cl A	56,625	10,391
Alexion Pharmaceuticals Inc *	19,615	2,435
Allergan PLC	21,656	3,610
AmerisourceBergen Corp, Cl A	142,374	12,140
Amgen Inc, Cl A	145,948	26,941
Anthem Inc	79,013	18,807
AstraZeneca PLC ADR	431,933	15,165
Baxter International Inc	180,158	13,303
Becton Dickinson and Co	281,078	67,335
Biogen Inc *	109,633	31,820
Cardinal Health Inc	72,515	3,541
Celgene Corp, Cl A *	245,980	19,536
Centene Corp *	73,877	9,102
Cigna Corp	68,071	11,569
Edwards Lifesciences Corp, Cl A *	20,638	3,004
Eli Lilly & Co	187,281	15,981
Gilead Sciences Inc	149,334	10,579
HCA Healthcare Inc	109,165	11,200
Horizon Pharma PLC *	139,419	2,309
Humana Inc	44,504	13,246
IDEXX Laboratories Inc *	72,356	15,769
Illumina Inc *	39,855	11,131
Intuitive Surgical Inc *	8,418	4,028
IQVIA Holdings Inc *	70,943	7,082
Johnson & Johnson	408,353	49,550
McKesson Corp	31,594	4,215
Merck & Co Inc	605,640	36,762
Mettler-Toledo International Inc *	28,371	16,416
Novo Nordisk A/S ADR	152,089	7,014
Pfizer Inc	791,349	28,710
Quest Diagnostics Inc	12,728	1,399
United Therapeutics Corp *	47,682	5,395
UnitedHealth Group Inc	396,675	97,320
Varian Medical Systems Inc *	44,957	5,113
Vertex Pharmaceuticals Inc *	9,535	1,621

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	63,768	$5,432

		625,189

Industrials — 8.2%
3M Co	142,525	28,038
AECOM *	38,691	1,278
AerCap Holdings NV *	175,578	9,508
AGCO Corp	52,600	3,194
Alaska Air Group Inc	97,013	5,859
American Airlines Group Inc	76,487	2,903
Boeing Co	35,817	12,017
Caterpillar Inc, Cl A	47,565	6,453
CoStar Group Inc *	12,000	4,952
Cummins Inc	8,214	1,092
Deere & Co	31,142	4,354
Delta Air Lines Inc, Cl A	360,509	17,860
Eaton Corp PLC	101,803	7,609
Equifax Inc	9,257	1,158
FedEx Corp	20,626	4,683
General Electric Co	60,368	822
Graco Inc	568,764	25,720
Harris Corp	25,220	3,645
Huntington Ingalls Industries Inc, Cl A	41,706	9,041
Illinois Tool Works Inc	108,757	15,067
Johnson Controls International PLC	133,816	4,476
Lockheed Martin Corp	35,370	10,449
ManpowerGroup Inc	22,232	1,913
Masco Corp	44,254	1,656
Norfolk Southern Corp	64,160	9,680
Northrop Grumman Corp	61,242	18,844
Oshkosh Corp	98,940	6,957
Owens Corning	28,000	1,774
Raytheon Co	106,117	20,500
Robert Half International Inc	69,290	4,511
Roper Technologies Inc	15,713	4,335
RR Donnelley & Sons Co	533,873	3,075
Siemens AG ADR	70,000	4,612
Southwest Airlines Co, Cl A	177,834	9,048
SPX Corp *	169,689	5,948
Stanley Black & Decker Inc	8,449	1,122
Terex Corp	66,352	2,799
Trinity Industries Inc	90,264	3,092
United Continental Holdings Inc *	134,548	9,382
United Rentals Inc *	13,833	2,042
United Technologies Corp	81,889	10,239
USG Corp *	41,806	1,803
Waste Management Inc	32,151	2,615
WW Grainger Inc	64,211	19,803

		325,928

Information Technology — 22.2%
Activision Blizzard Inc	181,346	13,840

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Systems Inc *	137,412	$33,502
Alibaba Group Holding Ltd ADR *	8,581	1,592
Alphabet Inc, Cl A *	31,768	35,872
Alphabet Inc, Cl C *	26,751	29,845
Amdocs Ltd	87,071	5,763
Analog Devices Inc	82,993	7,961
Apple Inc	266,564	49,344
Applied Materials Inc	507,844	23,457
ASML Holding NV, Cl G (A)	57,233	11,330
Autodesk Inc, Cl A *	16,492	2,162
Automatic Data Processing Inc	156,283	20,964
Broadcom Inc	27,141	6,586
CA Inc	42,468	1,514
Cars.com Inc *	51,324	1,457
Cisco Systems Inc	569,792	24,518
Citrix Systems Inc	44,716	4,688
Cognizant Technology Solutions Corp, Cl A	96,335	7,610
Corning Inc, Cl B	234,159	6,442
DXC Technology Co	38,661	3,116
eBay Inc *	461,918	16,749
Electronic Arts Inc *	137,324	19,365
F5 Networks Inc, Cl A *	20,842	3,594
Facebook Inc, Cl A *	209,203	40,652
Genpact Ltd	71,173	2,059
Global Payments Inc	15,901	1,773
Hewlett Packard Enterprise Co	307,307	4,490
HP Inc	480,394	10,900
Intel Corp	593,058	29,481
International Business Machines Corp	32,924	4,600
Intuit Inc	156,005	31,873
Jabil Inc	43,000	1,189
Juniper Networks Inc	66,060	1,811
Keysight Technologies Inc *	148,082	8,741
Lam Research Corp	22,006	3,804
Marvell Technology Group Ltd	291,026	6,240
Mastercard Inc, Cl A	372,740	73,251
Microchip Technology Inc (A)	61,030	5,551
Micron Technology Inc *	446,316	23,405
Microsoft Corp	821,259	80,984
Motorola Solutions Inc	22,111	2,573
NetApp Inc	14,353	1,127
NVIDIA Corp	14,094	3,339
Oracle Corp, Cl B	267,111	11,769
PayPal Holdings Inc *	279,222	23,251
Perspecta Inc	19,330	397
QUALCOMM Inc	222,762	12,501
Red Hat Inc *	16,812	2,259
salesforce.com Inc *	15,984	2,180
Seagate Technology PLC	112,151	6,333
ServiceNow Inc *	18,268	3,151
Skyworks Solutions Inc	119,968	11,595
Symantec Corp, Cl A	87,299	1,803

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tech Data Corp *	22,300	$1,831
Tencent Holdings Ltd ADR	375,591	18,873
Teradata Corp *	50,205	2,016
Texas Instruments Inc	211,061	23,270
Twitter Inc *	239,130	10,443
VeriSign Inc *	91,384	12,558
Visa Inc, Cl A	417,202	55,258
Vishay Intertechnology Inc	88,686	2,058
Western Digital Corp	72,366	5,602
Workday Inc, Cl A *	8,714	1,055
Yelp Inc, Cl A *	51,177	2,005
Zendesk Inc *	63,012	3,434
Zynga Inc, Cl A *	227,798	927

		883,683

Materials — 4.1%
Cabot Corp	99,097	6,121
Celanese Corp, Cl A	28,298	3,143
DowDuPont Inc	192,015	12,658
Eastman Chemical Co	109,370	10,933
Ecolab Inc	52,198	7,325
Freeport-McMoRan Inc, Cl B	477,895	8,249
Huntsman Corp	312,058	9,112
Ingevity Corp *	14,131	1,143
International Paper Co	367,473	19,138
Louisiana-Pacific Corp	155,746	4,239
LyondellBasell Industries NV, Cl A	132,110	14,512
Nucor Corp	46,516	2,907
Owens-Illinois Inc *	225,590	3,792
Praxair Inc	61,077	9,659
Reliance Steel & Aluminum Co	22,781	1,994
Sherwin-Williams Co/The, Cl A	89,695	36,557
United States Steel Corp	135,386	4,705
Westlake Chemical Corp	14,664	1,578
WestRock Co	84,787	4,835

		162,600

Real Estate — 2.2%
Brandywine Realty Trust ‡	138,389	2,336
CBRE Group Inc, Cl A *	41,173	1,966
Crown Castle International Corp ‡	198,875	21,443
Equinix Inc ‡	41,936	18,028
HCP Inc ‡	606,660	15,664
Hospitality Properties Trust ‡	97,540	2,791
Host Hotels & Resorts Inc ‡	211,297	4,452
Omega Healthcare Investors Inc ‡	66,265	2,054
Public Storage ‡	4,106	931
SBA Communications Corp, Cl A *‡	53,836	8,889
Senior Housing Properties Trust ‡	45,483	823
Simon Property Group Inc ‡	6,723	1,144
VEREIT Inc ‡	581,642	4,327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower Inc ‡	36,322	$2,277

		87,125

Telecommunication Services — 0.7%
AT&T Inc	340,306	10,927
BCE Inc	262,468	10,627
Verizon Communications Inc	102,216	5,143

		26,697

Utilities — 1.6%
Ameren Corp	113,300	6,894
American Electric Power Co Inc	179,636	12,440
CenterPoint Energy Inc	65,000	1,801
Edison International	165,088	10,445
Entergy Corp	36,104	2,917
Exelon Corp	317,795	13,538
FirstEnergy Corp	193,778	6,959
Public Service Enterprise Group Inc	158,869	8,601

		63,595

Total Common Stock (Cost $1,972,461) ($ Thousands)		3,879,818

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 2.010% **†(C)	19,203,152	19,206

Total Affiliated Partnership (Cost $19,201) ($ Thousands)		19,206

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	95,243,411	95,243

Total Cash Equivalent (Cost $95,243) ($ Thousands)		95,243

Total Investments in Securities — 100.5% (Cost $2,086,905) ($ Thousands)		$3,994,267

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Large Cap Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P 500 Index E-MINI	56	Sep-2018	$7,716	$7,620	$(96)
S&P Mid Cap 400 Index E-MINI	4	Sep-2018	784	782	(2)

			$8,500	$8,402	$(98)

Percentages are based on Net Assets of $3,975,620 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $17,124 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $1,438 ($ Thousands), or 0.0% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $19,206 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,879,818	$–	$–	$3,879,818
Affiliated Partnership	–	19,206	–	19,206
Cash Equivalent	95,243	–	–	95,243

Total Investments in Securities	$3,975,061	$19,206	$–	$3,994,267

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(98)	$—	$—	$(98)

Total Other Financial Instruments	$(98)	$—	$—	$(98)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 36,832	$ 349,112	$ (366,739)	$ —	$ 1	$ 19,206	$ 117
SEI Daily Income Trust, Government Fund, CI F	162,415	225,677	(292,849)	—	—	95,243	868

Totals	$ 199,247	$ 574,789	$ (659,588)	$ —	$ 1	$ 114,449	$ 985

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.7%
Advance Auto Parts Inc	2,700	$366
Amazon.com Inc, Cl A *	14,049	23,881
AutoZone Inc *	894	600
Best Buy Co Inc	8,654	645
Booking Holdings Inc *	1,683	3,412
BorgWarner Inc	7,100	306
CarMax Inc *	6,300	459
Carnival Corp	14,384	824
CBS Corp, Cl B	12,126	682
Charter Communications Inc, Cl A *	6,400	1,877
Chipotle Mexican Grill Inc, Cl A *	904	390
Comcast Corp, Cl A	159,796	5,243
Darden Restaurants Inc	4,318	462
Delphi Automotive PLC *	9,400	861
Discovery Inc, Cl A *(A)	5,600	154
Discovery Inc, Cl C *	12,804	327
DISH Network Corp, Cl A *	8,100	272
Dollar General Corp	9,000	887
Dollar Tree Inc *	8,454	719
DR Horton Inc	11,558	474
Expedia Group Inc	4,255	511
Foot Locker Inc, Cl A	4,400	232
Ford Motor Co	135,237	1,497
Gap Inc	7,731	250
Garmin Ltd (A)	3,905	238
General Motors Co	43,913	1,730
Genuine Parts Co	4,936	453
Goodyear Tire & Rubber Co/The	8,693	202
H&R Block Inc	7,613	173
Hanesbrands Inc	12,900	284
Harley-Davidson Inc, Cl A	6,108	257
Hasbro Inc	4,096	378
Hilton Worldwide Holdings Inc	9,900	784
Home Depot Inc/The	40,145	7,832
Interpublic Group of Cos Inc/The	14,201	333
Kohl’s Corp	6,056	442
L Brands Inc	8,027	296
Leggett & Platt Inc	4,759	212
Lennar Corp, Cl A	9,616	505
LKQ Corp *	11,500	367
Lowe’s Cos Inc	28,549	2,728
Macy’s Inc	10,264	384
Marriott International Inc/MD, Cl A	10,524	1,332
Mattel Inc *(A)	12,531	206
McDonald’s Corp	27,317	4,280
MGM Resorts International	16,900	491
Michael Kors Holdings Ltd *	5,000	333
Mohawk Industries Inc *	2,300	493
Netflix Inc *	15,100	5,911
Newell Brands Inc, Cl B	16,355	422
News Corp	13,975	217

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl B	4,000	$63
NIKE Inc, Cl B	44,594	3,553
Nordstrom Inc	4,307	223
Norwegian Cruise Line Holdings Ltd *	7,500	354
Omnicom Group Inc	8,004	611
O’Reilly Automotive Inc *	2,900	793
PulteGroup Inc	9,599	276
PVH Corp	2,800	419
Ralph Lauren Corp, Cl A	2,005	252
Ross Stores Inc	13,436	1,139
Royal Caribbean Cruises Ltd	6,000	622
Starbucks Corp	47,834	2,337
Tapestry Inc	10,619	496
Target Corp, Cl A	18,428	1,403
Tiffany & Co	3,678	484
TJX Cos Inc/The	21,743	2,070
Tractor Supply Co	4,500	344
TripAdvisor Inc *	3,955	220
Twenty-First Century Fox Inc, Cl A	36,459	1,812
Twenty-First Century Fox Inc, Cl B	15,600	769
Ulta Beauty Inc *	2,100	490
Under Armour Inc, Cl A *(A)	7,005	158
Under Armour Inc, Cl C *	6,449	136
VF Corp	11,665	951
Viacom Inc, Cl B	12,601	380
Walt Disney Co	51,753	5,424
Whirlpool Corp	2,305	337
Wynn Resorts Ltd	3,100	519
Yum! Brands Inc	11,470	897

		104,146

Consumer Staples — 7.0%
Altria Group Inc	65,773	3,735
Archer-Daniels-Midland Co	19,875	911
Brown-Forman Corp, Cl B	8,865	434
Campbell Soup Co (A)	6,784	275
Church & Dwight Co Inc	8,900	473
Clorox Co	4,442	601
Coca-Cola Co	133,349	5,849
Colgate-Palmolive Co	30,195	1,957
Conagra Brands Inc	13,365	478
Constellation Brands Inc, Cl A	5,800	1,269
Costco Wholesale Corp	15,218	3,180
Coty Inc, Cl A	16,714	236
CVS Health Corp	35,252	2,268
Estee Lauder Cos Inc/The, Cl A	8,000	1,142
General Mills Inc	21,086	933
Hershey Co	4,712	439
Hormel Foods Corp	10,108	376
JM Smucker Co	3,853	414
Kellogg Co	8,567	599
Kimberly-Clark Corp	12,403	1,307

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraft Heinz Co/The	20,608	$1,295
Kroger Co	28,836	820
McCormick & Co Inc	4,466	518
Molson Coors Brewing Co, Cl B	6,851	466
Mondelez International Inc, Cl A	51,120	2,096
Monster Beverage Corp *	14,054	805
PepsiCo Inc	49,315	5,369
Philip Morris International Inc	54,087	4,367
Procter & Gamble Co	87,608	6,839
Sysco Corp, Cl A	17,020	1,162
Tyson Foods Inc, Cl A	10,203	703
Walgreens Boots Alliance Inc	29,557	1,774
Walmart Inc	50,361	4,313

		57,403

Energy — 6.2%
Anadarko Petroleum Corp, Cl A	17,785	1,303
Andeavor	4,900	643
Apache Corp	13,100	612
Baker Hughes a GE Co	14,649	484
Cabot Oil & Gas Corp	15,813	376
Chevron Corp	66,623	8,423
Cimarex Energy Co	3,404	346
Concho Resources Inc *	5,100	706
ConocoPhillips	40,560	2,824
Devon Energy Corp	18,513	814
EOG Resources Inc	20,097	2,501
EQT Corp	9,105	502
Exxon Mobil Corp	147,646	12,215
Halliburton Co	30,242	1,363
Helmerich & Payne Inc	3,905	249
Hess Corp	9,275	620
HollyFrontier Corp	6,500	445
Kinder Morgan Inc/DE	67,482	1,192
Marathon Oil Corp	29,256	610
Marathon Petroleum Corp	16,464	1,155
National Oilwell Varco Inc, Cl A	12,968	563
Newfield Exploration Co *	7,100	215
Noble Energy Inc	17,100	603
Occidental Petroleum Corp	26,564	2,223
ONEOK Inc	14,609	1,020
Phillips 66	14,475	1,626
Pioneer Natural Resources Co	5,904	1,117
Schlumberger Ltd, Cl A	48,100	3,224
TechnipFMC PLC	15,300	486
Valero Energy Corp	14,908	1,652
Williams Cos Inc	29,369	796

		50,908

Financials — 13.6%
Affiliated Managers Group Inc	2,000	297
Aflac Inc	27,534	1,185

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp	12,459	$1,137
American Express Co	24,728	2,423
American International Group Inc	31,030	1,645
Ameriprise Financial Inc	5,084	711
Aon PLC	8,729	1,197
Arthur J Gallagher & Co	6,100	398
Assurant Inc	2,005	208
Bank of America Corp	328,645	9,265
Bank of New York Mellon Corp/The	34,999	1,887
BB&T Corp	26,906	1,357
Berkshire Hathaway Inc, Cl B *	67,117	12,527
BlackRock Inc	4,261	2,126
Brighthouse Financial Inc *	3,403	136
Capital One Financial Corp	16,766	1,541
Cboe Global Markets Inc	4,100	427
Charles Schwab Corp/The	41,636	2,128
Chubb Ltd	16,134	2,049
Cincinnati Financial Corp	5,583	373
Citigroup Inc	88,751	5,939
Citizens Financial Group Inc	17,200	669
CME Group Inc	11,740	1,924
Comerica Inc	5,792	527
Discover Financial Services	12,430	875
E*TRADE Financial Corp *	9,352	572
Everest Re Group Ltd	1,500	346
Fifth Third Bancorp	24,311	698
Franklin Resources Inc	11,750	377
Goldman Sachs Group Inc/The	12,165	2,683
Hartford Financial Services Group Inc/The	12,686	649
Huntington Bancshares Inc/OH	37,514	554
Intercontinental Exchange Inc	20,005	1,471
Invesco Ltd	15,200	404
Jefferies Financial Group Inc	11,313	257
JPMorgan Chase & Co	118,700	12,369
KeyCorp	37,583	734
Lincoln National Corp	7,398	461
Loews Corp	8,862	428
M&T Bank Corp	5,125	872
Marsh & McLennan Cos Inc	17,559	1,439
MetLife Inc	35,139	1,532
Moody’s Corp	5,808	991
Morgan Stanley	47,261	2,240
MSCI Inc, Cl A	3,100	513
Nasdaq Inc, Cl A	4,200	383
Northern Trust Corp	7,309	752
People’s United Financial Inc	12,600	228
PNC Financial Services Group Inc	16,284	2,200
Principal Financial Group Inc, Cl A	8,957	474
Progressive Corp	20,685	1,224
Prudential Financial Inc	14,466	1,353
Raymond James Financial Inc	4,800	429
Regions Financial Corp	39,763	707

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	8,721	$1,778
State Street Corp	12,991	1,209
SunTrust Banks Inc	16,496	1,089
SVB Financial Group, Cl B *	1,900	549
Synchrony Financial	25,163	840
T Rowe Price Group Inc	8,608	999
Torchmark Corp, Cl A	3,839	313
Travelers Cos Inc	9,656	1,181
Unum Group	7,961	294
US Bancorp	54,123	2,707
Wells Fargo & Co	152,815	8,472
Willis Towers Watson PLC	4,621	701
XL Group Ltd	9,305	521
Zions Bancorporation	7,060	372

		111,316

Health Care — 13.5%
Abbott Laboratories	60,919	3,715
AbbVie Inc	52,768	4,889
ABIOMED Inc *	1,500	614
Aetna Inc, Cl A	11,307	2,075
Agilent Technologies Inc	11,315	700
Alexion Pharmaceuticals Inc *	7,900	981
Align Technology Inc *	2,500	855
Allergan PLC	11,753	1,959
AmerisourceBergen Corp, Cl A	5,496	469
Amgen Inc, Cl A	23,129	4,269
Anthem Inc	8,802	2,095
Baxter International Inc	17,535	1,295
Becton Dickinson and Co	9,271	2,221
Biogen Inc *	7,300	2,119
Boston Scientific Corp *	47,712	1,560
Bristol-Myers Squibb Co	56,792	3,143
Cardinal Health Inc	10,559	516
Celgene Corp, Cl A *	24,505	1,946
Centene Corp *	7,300	899
Cerner Corp *	11,200	670
Cigna Corp	8,371	1,423
Cooper Cos Inc/The, Cl A	1,800	424
Danaher Corp, Cl A	21,296	2,101
DaVita Inc *	4,605	320
DENTSPLY SIRONA Inc	8,309	364
Edwards Lifesciences Corp, Cl A *	7,500	1,092
Eli Lilly & Co	33,139	2,828
Envision Healthcare Corp *	4,368	192
Express Scripts Holding Co *	19,370	1,495
Gilead Sciences Inc	45,166	3,200
HCA Healthcare Inc	9,905	1,016
Henry Schein Inc *	5,600	407
Hologic Inc *	9,100	362
Humana Inc	4,801	1,429
IDEXX Laboratories Inc *	3,000	654

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illumina Inc *	5,200	$1,452
Incyte Corp *	5,900	395
Intuitive Surgical Inc *	3,960	1,895
IQVIA Holdings Inc *	5,400	539
Johnson & Johnson	93,454	11,340
Laboratory Corp of America Holdings *	3,463	622
McKesson Corp	7,169	956
Medtronic PLC	47,072	4,030
Merck & Co Inc	93,674	5,686
Mettler-Toledo International Inc *	900	521
Mylan NV *	17,815	644
Nektar Therapeutics, Cl A *	5,800	283
PerkinElmer Inc	3,940	288
Perrigo Co PLC	4,804	350
Pfizer Inc	203,756	7,392
Quest Diagnostics Inc	4,924	541
Regeneron Pharmaceuticals Inc *	2,700	931
ResMed Inc	4,800	497
Stryker Corp	11,146	1,882
Thermo Fisher Scientific Inc	13,952	2,890
UnitedHealth Group Inc	33,528	8,226
Universal Health Services Inc, Cl B	2,900	323
Varian Medical Systems Inc *	3,305	376
Vertex Pharmaceuticals Inc *	8,800	1,496
Waters Corp *	2,697	522
Zimmer Biomet Holdings Inc	7,160	798
Zoetis Inc, Cl A	16,746	1,427

		110,599

Industrials — 9.4%
3M Co	20,601	4,053
Alaska Air Group Inc	4,400	266
Allegion PLC	3,470	268
American Airlines Group Inc	14,709	558
AMETEK Inc	8,200	592
AO Smith Corp	5,300	314
Arconic Inc	15,278	260
Boeing Co	19,041	6,388
Caterpillar Inc, Cl A	20,706	2,809
CH Robinson Worldwide Inc	4,905	410
Cintas Corp	2,912	539
Copart Inc *	7,100	402
CSX Corp	30,272	1,931
Cummins Inc	5,444	724
Deere & Co	11,206	1,567
Delta Air Lines Inc, Cl A	22,913	1,135
Dover Corp	5,737	420
Eaton Corp PLC	15,515	1,160
Emerson Electric Co	21,715	1,501
Equifax Inc	4,230	529
Expeditors International of Washington Inc	5,909	432
Fastenal Co, Cl A	9,709	467

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx Corp	8,505	$1,931
Flowserve Corp	4,800	194
Fluor Corp	4,944	241
Fortive Corp	10,848	837
Fortune Brands Home & Security Inc	4,800	258
General Dynamics Corp	9,530	1,777
General Electric Co	302,009	4,110
Harris Corp	4,300	622
Honeywell International Inc	25,951	3,738
Huntington Ingalls Industries Inc, Cl A	1,500	325
IHS Markit Ltd *	12,600	650
Illinois Tool Works Inc	10,829	1,500
Ingersoll-Rand PLC	8,504	763
Jacobs Engineering Group Inc	4,304	273
JB Hunt Transport Services Inc	3,100	377
Johnson Controls International PLC	32,909	1,101
Kansas City Southern	3,400	360
L3 Technologies Inc	2,623	504
Lockheed Martin Corp	8,636	2,551
Masco Corp	10,368	388
Nielsen Holdings PLC	12,000	371
Norfolk Southern Corp	10,030	1,513
Northrop Grumman Corp	6,023	1,853
PACCAR Inc	12,491	774
Parker-Hannifin Corp, Cl A	4,671	728
Pentair PLC	6,166	259
Quanta Services Inc *	5,400	180
Raytheon Co	9,973	1,927
Republic Services Inc	7,583	518
Robert Half International Inc	4,432	289
Rockwell Automation Inc	4,330	720
Rockwell Collins Inc	5,778	778
Roper Technologies Inc	3,700	1,021
Snap-on Inc	2,053	330
Southwest Airlines Co, Cl A	18,962	965
Stanley Black & Decker Inc	5,240	696
Stericycle Inc, Cl A *	3,104	203
Textron Inc	9,007	594
TransDigm Group Inc *	1,700	587
Union Pacific Corp	26,993	3,824
United Continental Holdings Inc *	8,100	565
United Parcel Service Inc, Cl B	23,924	2,541
United Rentals Inc *	3,100	458
United Technologies Corp	25,876	3,235
Verisk Analytics Inc, Cl A *	5,300	571
Waste Management Inc	14,128	1,149
WW Grainger Inc	1,865	575
Xylem Inc/NY	6,000	404

		76,853

Information Technology — 25.5%
Accenture PLC, Cl A	22,304	3,649

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Activision Blizzard Inc	26,400	$2,015
Adobe Systems Inc *	17,141	4,179
Advanced Micro Devices Inc *	29,800	447
Akamai Technologies Inc *	6,204	454
Alliance Data Systems Corp	1,800	420
Alphabet Inc, Cl A *	10,446	11,795
Alphabet Inc, Cl C *	10,570	11,792
Amphenol Corp, Cl A	10,709	933
Analog Devices Inc	13,171	1,263
ANSYS Inc *	2,800	488
Apple Inc	171,482	31,743
Applied Materials Inc	34,850	1,610
Autodesk Inc, Cl A *	7,817	1,025
Automatic Data Processing Inc	15,259	2,047
Broadcom Inc	14,246	3,457
Broadridge Financial Solutions Inc	4,000	460
CA Inc	10,940	390
Cadence Design Systems Inc *	9,900	429
Cisco Systems Inc	163,761	7,047
Citrix Systems Inc	4,342	455
Cognizant Technology Solutions Corp, Cl A	20,205	1,596
Corning Inc, Cl B	29,408	809
DXC Technology Co	10,130	817
eBay Inc *	32,849	1,191
Electronic Arts Inc *	10,578	1,492
F5 Networks Inc, Cl A *	2,000	345
Facebook Inc, Cl A *	83,609	16,247
Fidelity National Information Services Inc, Cl B	11,765	1,247
Fiserv Inc, Cl A *	14,520	1,076
FleetCor Technologies Inc *	3,100	653
FLIR Systems Inc	4,900	255
Gartner Inc *	3,300	439
Global Payments Inc	5,400	602
Hewlett Packard Enterprise Co	54,191	792
HP Inc	58,391	1,325
Intel Corp	162,363	8,071
International Business Machines Corp	29,733	4,154
Intuit Inc	8,386	1,713
IPG Photonics Corp *	1,400	309
Juniper Networks Inc	13,000	356
KLA-Tencor Corp	5,471	561
Lam Research Corp	5,722	989
Mastercard Inc, Cl A	31,917	6,272
Microchip Technology Inc	8,304	755
Micron Technology Inc *	40,169	2,106
Microsoft Corp	268,089	26,436
Motorola Solutions Inc	5,489	639
NetApp Inc	9,485	745
NVIDIA Corp	21,165	5,014
Oracle Corp, Cl B	103,623	4,566
Paychex Inc	11,369	777

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings Inc *	38,749	$3,227
Qorvo Inc *	4,600	369
QUALCOMM Inc	51,454	2,888
Red Hat Inc *	6,300	846
salesforce.com Inc *	24,509	3,343
Seagate Technology PLC	9,800	553
Skyworks Solutions Inc	6,604	638
Symantec Corp, Cl A	20,947	432
Synopsys Inc *	5,500	471
Take-Two Interactive Software Inc, Cl A *	3,900	462
TE Connectivity Ltd	12,409	1,117
Texas Instruments Inc	34,066	3,756
Total System Services Inc	5,989	506
Twitter Inc *	23,300	1,017
VeriSign Inc *	3,200	440
Visa Inc, Cl A	62,218	8,241
Western Digital Corp	10,574	818
Western Union Co	15,334	312
Xerox Corp	7,576	182
Xilinx Inc	8,909	581

		208,646

Materials — 2.6%
Air Products & Chemicals Inc	7,826	1,219
Albemarle Corp	4,000	377
Avery Dennison Corp	3,215	328
Ball Corp	11,772	418
CF Industries Holdings Inc	7,750	344
DowDuPont Inc	80,821	5,328
Eastman Chemical Co	4,820	482
Ecolab Inc	9,234	1,296
FMC Corp	4,500	401
Freeport-McMoRan Inc, Cl B	47,736	824
International Flavors & Fragrances Inc	2,594	322
International Paper Co	14,674	764
LyondellBasell Industries NV, Cl A	11,404	1,253
Martin Marietta Materials Inc, Cl A	2,300	514
Mosaic Co/The	11,709	328
Newmont Mining Corp	18,925	714
Nucor Corp	11,295	706
Packaging Corp of America	3,400	380
PPG Industries Inc	8,890	922
Praxair Inc	10,199	1,613
Sealed Air Corp	5,928	252
Sherwin-Williams Co/The, Cl A	2,916	1,188
Vulcan Materials Co	4,649	600
WestRock Co	8,684	495

		21,068

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	3,800	479
American Tower Corp, Cl A ‡	15,300	2,206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	5,539	$234
AvalonBay Communities Inc ‡	4,908	844
Boston Properties Inc ‡	5,300	665
CBRE Group Inc, Cl A *	10,609	507
Crown Castle International Corp ‡	14,304	1,542
Digital Realty Trust Inc, Cl A ‡	7,100	792
Duke Realty Corp ‡	11,900	346
Equinix Inc ‡	2,756	1,185
Equity Residential ‡	13,044	831
Essex Property Trust Inc ‡	2,400	574
Extra Space Storage Inc ‡	4,400	439
Federal Realty Investment Trust ‡	2,600	329
GGP Inc ‡	21,300	435
HCP Inc ‡	15,800	408
Host Hotels & Resorts Inc ‡	25,074	528
Iron Mountain Inc ‡	10,238	358
Kimco Realty Corp ‡	15,613	265
Macerich Co/The ‡	3,904	222
Mid-America Apartment Communities Inc ‡	4,100	413
Prologis Inc ‡	19,000	1,248
Public Storage ‡	5,333	1,210
Realty Income Corp, Cl REIT ‡	10,000	538
Regency Centers Corp ‡	5,399	335
SBA Communications Corp, Cl A *‡	4,100	677
Simon Property Group Inc ‡	10,706	1,822
SL Green Realty Corp ‡	2,900	292
UDR Inc, Cl REIT ‡	8,900	334
Ventas Inc ‡	12,632	719
Vornado Realty Trust ‡	6,077	449
Welltower Inc ‡	13,200	828
Weyerhaeuser Co ‡	26,861	979

		23,033

Telecommunication Services — 1.9%
AT&T Inc	252,993	8,124
CenturyLink Inc	33,370	622
Verizon Communications Inc	143,896	7,239

		15,985

Utilities — 2.9%
AES Corp/VA	25,090	336
Alliant Energy Corp	8,400	356
Ameren Corp	8,253	502
American Electric Power Co Inc	17,515	1,213
American Water Works Co Inc	6,500	555
CenterPoint Energy Inc	14,485	401
CMS Energy Corp	10,201	482
Consolidated Edison Inc	11,033	860
Dominion Energy Inc	22,540	1,537
DTE Energy Co	6,145	637
Duke Energy Corp	24,316	1,923

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	11,557	$731
Entergy Corp	6,164	498
Evergy Inc	9,199	517
Eversource Energy	11,535	676
Exelon Corp	33,355	1,421
FirstEnergy Corp	15,223	547
NextEra Energy Inc	16,320	2,726
NiSource Inc	12,792	336
NRG Energy Inc	9,913	304
PG&E Corp *	18,329	780
Pinnacle West Capital Corp	4,249	342
PPL Corp	24,771	707
Public Service Enterprise Group Inc	17,930	971
SCANA Corp	5,004	193
Sempra Energy	9,370	1,088
Southern Co	34,935	1,618
WEC Energy Group Inc	10,919	706
Xcel Energy Inc	18,036	824

		23,787

Total Common Stock (Cost $331,780) ($ Thousands)		803,744

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.087%, 12/06/2018 (B)	$800	$793

Total U.S. Treasury Obligation (Cost $793) ($ Thousands)		793

	Shares

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 2.010% **†(C)	1,048,440	1,049

Total Affiliated Partnership (Cost $1,048) ($ Thousands)		1,049

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	14,258,407	14,258

Total Cash Equivalent (Cost $14,258) ($ Thousands)		14,258

Total Investments in Securities — 100.0% (Cost $347,879) ($ Thousands)		$819,844

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	117	Sep-2018	$15,949	$15,921	$(28)

Percentages are based on Net Assets of $819,756 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $1,023 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $1,049 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$803,744	$–	$–	$803,744
U.S. Treasury Obligation	–	793	–	793
Affiliated Partnership	–	1,049	–	1,049
Cash Equivalent	14,258	–	–	14,258

Total Investments in Securities	$818,002	$1,842	$–	$819,844

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(28)	$—	$—	$(28)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

* Futures contracts are valued at the unrealized depreciation on the instrument.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

S&P 500 Index Fund (Continued)

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$3,765	$6,649	$(9,366)	$—	$1	$1,049	$5
SEI Daily Income Trust, Government Fund, Class F	14,705	90,763	(91,210)	—	—	14,258	130

Totals	$18,470	$97,412	$(100,576)	$—	$1	$15,307	$135

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary —14.9%
1-800-Flowers.com Inc, Cl A *	29,396	$369
Advance Auto Parts Inc	13,098	1,777
American Axle & Manufacturing Holdings Inc *	33,476	521
American Eagle Outfitters Inc	43,019	1,000
American Public Education Inc *	6,330	267
Asbury Automotive Group Inc *	7,333	503
Ascena Retail Group Inc *	54,415	217
At Home Group Inc *	24,156	946
Big Lots Inc	98,026	4,096
BJ’s Restaurants Inc	14,840	890
Bloomin’ Brands Inc	48,278	970
Boot Barn Holdings Inc *	40,889	848
Bridgepoint Education Inc, Cl A *	60,714	396
Brinker International Inc	15,724	748
Brunswick Corp/DE	14,966	965
Burlington Stores Inc *	3,132	471
Callaway Golf Co	69,103	1,311
Capella Education Co	3,123	308
Carvana Co, Cl A *(A)	24,492	1,019
Cavco Industries Inc *	4,500	934
Century Communities Inc *	16,483	520
Cheesecake Factory Inc/The (A)	115,903	6,382
Chegg Inc *	41,175	1,144
Churchill Downs Inc	3,365	998
Citi Trends Inc	23,222	637
Columbia Sportswear Co	5,289	484
Conn’s Inc *(A)	70,809	2,337
Cooper Tire & Rubber Co	39,935	1,050
Cooper-Standard Holdings Inc *	4,896	640
Dave & Buster’s Entertainment Inc *	50,044	2,382
Deckers Outdoor Corp *	25,939	2,928
Del Frisco’s Restaurant Group Inc *	42,976	542
Denny’s Corp, Cl A *	12,165	194
DSW Inc, Cl A	814	21
Eldorado Resorts Inc *	61,402	2,401
Expedia Group Inc	3,717	447
Express Inc *	53,292	488
Extended Stay America Inc	9,099	197
Fiesta Restaurant Group Inc *	20,000	574
Five Below Inc *	9,399	918
Gannett Co Inc	43,493	465
Gentherm Inc *	65,193	2,562
Graham Holdings Co, Cl B	1,033	605
Grand Canyon Education Inc *	11,082	1,237
Group 1 Automotive Inc	7,712	486
H&R Block Inc	3,268	74
Haverty Furniture Cos Inc	9,344	202
Helen of Troy Ltd *	2,643	260
Hibbett Sports Inc *	16,024	367
Horizon Global Corp *(A)	47,887	285

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ILG Inc	803	$27
Jack in the Box Inc	31,629	2,692
Johnson Outdoors Inc, Cl A	5,189	439
K12 Inc *	26,771	438
Kohl’s Corp	1,275	93
La-Z-Boy Inc, Cl Z	4,489	137
LCI Industries	25,211	2,273
Lear Corp	2,697	501
LKQ Corp *	80,092	2,555
M/I Homes Inc *	16,946	449
Madison Square Garden Co *	3,277	1,017
Malibu Boats Inc, Cl A *	18,705	784
Marriott Vacations Worldwide Corp	1,304	147
Matthews International Corp, Cl A	14,859	874
Michael Kors Holdings Ltd *	9,905	660
Michaels Cos Inc/The *	25,818	495
Modine Manufacturing Co *	15,934	291
Monarch Casino & Resort Inc *	414	18
Movado Group Inc	938	45
Murphy USA Inc *	18,354	1,364
Nexstar Media Group Inc, Cl A	19,326	1,419
Ollie’s Bargain Outlet Holdings Inc *	11,643	844
Oxford Industries Inc, Cl A	20,029	1,662
Penn National Gaming Inc *	41	1
Planet Fitness Inc, Cl A *	21,402	940
PlayAGS Inc *	70,780	1,916
Polaris Industries Inc	12,606	1,540
Pool Corp	18,264	2,767
RCI Hospitality Holdings Inc	5,373	170
Red Robin Gourmet Burgers Inc *	8,315	387
RH *	4,190	585
Scientific Games Corp, Cl A *	14,448	710
Shutterfly Inc *	27,638	2,488
Six Flags Entertainment Corp (A)	37,598	2,634
Skechers U.S.A. Inc, Cl A *	58,837	1,766
Sonic Automotive Inc, Cl A	8,748	180
Steven Madden Ltd	17,694	940
Stoneridge Inc *	10,635	374
Strayer Education Inc	9,657	1,091
Tailored Brands Inc	30,275	773
Taylor Morrison Home Corp, Cl A *	18,420	383
Tenneco Inc	9,985	439
Tilly’s Inc, Cl A *	12,403	188
TopBuild Corp *	8,235	645
Tower International Inc	21,119	672
Tractor Supply Co	25,342	1,938
Tribune Media Co, Cl A	537	21
tronc Inc *	6,439	111
Turtle Beach Corp *(A)	33,555	682
Urban Outfitters Inc *	35,476	1,580
Vail Resorts Inc	13,427	3,682
Vera Bradley Inc *	9,103	128

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vista Outdoor Inc *	29,501	$457
Weight Watchers International Inc *	10,041	1,015
William Lyon Homes, Cl A *	53,612	1,244
Wingstop Inc, Cl A	15,803	824
World Wrestling Entertainment Inc, Cl A (A)	12,428	905
ZAGG Inc *	49,068	849

		104,632

Consumer Staples — 3.6%
Andersons Inc/The	17,988	615
B&G Foods Inc, Cl A (A)	18,717	560
Boston Beer Co Inc/The, Cl A *	3,829	1,148
Cal-Maine Foods Inc *	5,589	256
Central Garden & Pet Co, Cl A *	73,981	2,994
Darling Ingredients Inc *	53,498	1,064
Dean Foods Co	14,385	151
Energizer Holdings Inc	22,612	1,424
Fresh Del Monte Produce Inc	4,268	190
Hain Celestial Group Inc/The *	173,223	5,162
Hostess Brands Inc, Cl A *	260,915	3,549
Ingredion Inc	4,336	480
Lamb Weston Holdings Inc	11,516	789
Medifast Inc	6,852	1,097
Nu Skin Enterprises Inc, Cl A	3,966	310
Performance Food Group Co *	19,213	705
Pinnacle Foods Inc	629	41
Sanderson Farms Inc	7,698	810
Seaboard Corp	24	95
SpartanNash Co	10,423	266
Spectrum Brands Holdings Inc (A)	9,462	772
TreeHouse Foods Inc *	28,129	1,477
United Natural Foods Inc *	2,656	113
US Foods Holding Corp *	16,613	628
USANA Health Sciences Inc *	7,141	823

		25,519

Energy — 3.9%
Abraxas Petroleum Corp *	45,714	132
Antero Resources Corp *	6,774	145
Arch Coal Inc	12,080	947
Bonanza Creek Energy Inc, Oil & Gas *	12,210	462
C&J Energy Services Inc *	41,731	985
California Resources Corp *	13,580	617
Callon Petroleum Co *	52,444	563
Carrizo Oil & Gas Inc *	131,948	3,675
CNX Resources Corp *	29,538	525
CVR Energy Inc (A)	3,464	128
Delek US Holdings Inc	3,519	177
Diamondback Energy Inc, Cl A	1,466	193
Energen Corp *	13,653	994
Gulfport Energy Corp *	248,763	3,127
HollyFrontier Corp	8,974	614

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kosmos Energy Ltd *	18,694	$155
Mammoth Energy Services Inc *	22,470	763
Matrix Service Co *	8,019	147
McDermott International Inc *	5,471	107
Midstates Petroleum Co Inc *	19,594	267
Murphy Oil Corp	6,563	222
Overseas Shipholding Group Inc, Cl A *	63,116	245
PBF Energy Inc, Cl A	55,090	2,310
PDC Energy Inc, Cl A *	6,255	378
Peabody Energy Corp	23,691	1,077
Penn Virginia Corp *	16,498	1,401
Range Resources Corp	45,092	754
Renewable Energy Group Inc *	10,883	194
REX American Resources Corp *	5,273	427
RSP Permian Inc *	2,582	114
SandRidge Energy Inc *	26,611	472
Select Energy Services Inc, Cl A *	30,920	449
SRC Energy Inc *	88,321	973
W&T Offshore Inc *	62,035	444
Whiting Petroleum Corp *	44,287	2,335
WildHorse Resource Development Corp *	45,861	1,163

		27,681

Financials — 16.4%
1st Source Corp	6,720	359
AGNC Investment Corp ‡	29,066	540
American Equity Investment Life Holding Co	146,014	5,257
American Financial Group Inc	5,641	605
AMERISAFE Inc	4,821	278
Argo Group International Holdings Ltd	11,110	646
Arthur J Gallagher & Co	755	49
Assured Guaranty Ltd	18,984	678
Axis Capital Holdings Ltd	11,716	652
Banc of California Inc	27,327	534
BancFirst Corp	5,039	298
Bancorp Inc/The *	93,396	977
Bank of Marin Bancorp	1,817	147
Bank of NT Butterfield & Son Ltd/The	54,001	2,469
Bank of the Ozarks	69,548	3,132
BankUnited Inc	134,964	5,513
BGC Partners Inc, Cl A	33,929	384
Blackstone Mortgage Trust Inc, Cl A (A)	48,150	1,513
BofI Holding Inc *	52,993	2,168
Brown & Brown Inc	1,486	41
Camden National Corp	68	3
Carolina Financial Corp	15,771	677
CenterState Bank Corp	32,038	955
Central Pacific Financial Corp	20,833	597
Chemical Financial Corp	20,489	1,141
Chimera Investment Corp ‡	7,554	138
City Holding Co	3,682	277
CNO Financial Group Inc	154,355	2,939

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoBiz Financial Inc	6,448	$139
Commerce Bancshares Inc/MO	10,563	684
Community Trust Bancorp Inc	5,264	263
Cowen Inc, Cl A *(A)	79,192	1,097
Credit Acceptance Corp, Cl A *	3,009	1,063
Curo Group Holdings Corp *	36,000	898
Customers Bancorp Inc *	21,542	611
Dime Community Bancshares Inc	27,390	534
E*TRADE Financial Corp *	3,981	243
Eagle Bancorp Inc *	19,980	1,225
East West Bancorp Inc	2,021	132
Employers Holdings Inc	12,218	491
Enova International Inc *	10,795	395
Enstar Group Ltd *	1,054	219
Enterprise Financial Services Corp	13,677	738
Everest Re Group Ltd	4,108	947
EZCORP Inc, Cl A *	9,834	119
FB Financial Corp	4,596	187
Federal Agricultural Mortgage Corp, Cl C	7,837	701
Federated Investors Inc, Cl B	17,154	400
Fidelity Southern Corp	3,008	76
Financial Institutions Inc	4,058	134
First American Financial Corp	7,179	371
First BanCorp/Puerto Rico *	52,410	401
First Bancorp/Southern Pines NC	84	3
First Busey Corp	3,581	114
First Citizens BancShares Inc/NC, Cl A	2,553	1,030
First Commonwealth Financial Corp	212,693	3,299
First Defiance Financial Corp	15,822	1,061
First Financial Corp/IN	5,587	253
First Horizon National Corp	70,532	1,258
First Interstate BancSystem Inc, Cl A	1,366	58
First Merchants Corp	4,402	204
FirstCash Inc	10,230	919
Flushing Financial Corp	4,522	118
FNB Corp/PA (Pennsylvania) (A)	422,191	5,666
Franklin Financial Network Inc *	3,466	130
Genworth Financial Inc, Cl A *	101,733	458
Great Southern Bancorp Inc	5,575	319
Great Western Bancorp Inc	77,483	3,254
Green Dot Corp, Cl A *	9,745	715
Guaranty Bancorp	1,646	49
Hamilton Lane Inc, Cl A	3,376	162
Hanmi Financial Corp	18,966	538
Hanover Insurance Group Inc, Cl A	13,792	1,649
Heartland Financial USA Inc	12,937	710
Hercules Capital Inc, Cl A	75,426	954
Heritage Commerce Corp	27,280	464
Heritage Financial Corp/WA	5,804	202
Hilltop Holdings Inc	11,598	256
Home BancShares Inc/AR	71,572	1,615
HomeStreet Inc *	19,597	528

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horizon Bancorp Inc/IN	1,158	$24
IBERIABANK Corp	22,052	1,672
Independent Bank Corp/MI	27,428	699
Infinity Property & Casualty Corp	6,155	876
International Bancshares Corp	626	27
INTL. FCStone Inc *	13,635	705
Investment Technology Group Inc	17,449	365
Lakeland Financial Corp	8,375	404
Maiden Holdings Ltd	16,941	131
MB Financial Inc	27,348	1,277
MFA Financial Inc ‡	14,546	110
MGIC Investment Corp *	47,881	513
Moelis & Co, Cl A	6,155	361
National General Holdings Corp	219,052	5,768
National Western Life Group Inc, Cl A	1,723	529
Nelnet Inc, Cl A	2,431	142
New Residential Investment Corp ‡	9,787	171
OFG Bancorp (A)	322,718	4,534
Oppenheimer Holdings Inc, Cl A	1,041	29
Peapack Gladstone Financial Corp	2,949	102
PennyMac Financial Services Inc, Cl A *	13,660	268
PJT Partners Inc	22,773	1,216
Popular Inc	8,019	363
QCR Holdings Inc	3,744	178
Regional Management Corp *	11,126	390
Reinsurance Group of America Inc, Cl A	3,685	492
RenaissanceRe Holdings Ltd	2,456	296
Safety Insurance Group Inc	5,024	429
Sandy Spring Bancorp Inc	15,095	619
Santander Consumer USA Holdings Inc	3,482	66
Seacoast Banking Corp of Florida *	23,564	744
Selective Insurance Group Inc	5,424	298
Starwood Property Trust Inc ‡	9,295	202
State Bank Financial Corp	4,300	144
Sterling Bancorp/DE	78,345	1,841
Stewart Information Services Corp	4,828	208
Synovus Financial Corp	13,342	705
TCF Financial Corp	88,592	2,181
Third Point Reinsurance Ltd *	33,670	421
Tompkins Financial Corp	839	72
Torchmark Corp, Cl A	10,581	861
TriCo Bancshares	14,616	547
Triumph Bancorp Inc *	8,122	331
TrustCo Bank Corp NY	36,247	323
Two Harbors Investment Corp ‡	7,215	114
Umpqua Holdings Corp	170,401	3,849
United Community Banks Inc/GA	3,961	122
United Fire Group Inc	2,911	159
Universal Insurance Holdings Inc	22,562	792
Univest Corp of Pennsylvania	35,076	965
Urstadt Biddle Properties Inc, Cl A ‡	6,510	147
Validus Holdings Ltd	20,734	1,402

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial Inc	11,965	$562
Waddell & Reed Financial Inc, Cl A	20,999	377
Walker & Dunlop Inc	10,172	566
Waterstone Financial Inc	4,221	72
Western Alliance Bancorp *	3,813	216
Wintrust Financial Corp	30,062	2,617
World Acceptance Corp *	3,145	349
Zions Bancorporation	11,796	622

		115,586

Health Care — 16.2%
Acadia Healthcare Co Inc, Cl A *(A)	37,854	1,549
Aclaris Therapeutics Inc *(A)	15,459	309
Aerie Pharmaceuticals Inc *	26,363	1,781
AMAG Pharmaceuticals Inc *(A)	148,084	2,888
Amedisys Inc *	12,392	1,059
AMN Healthcare Services Inc *	31,136	1,825
AngioDynamics *	36,664	815
Array BioPharma Inc *	2,833	48
AtriCure Inc *	31,000	839
AxoGen Inc *	21,431	1,077
BioMarin Pharmaceutical Inc *	15,619	1,471
Bio-Rad Laboratories Inc, Cl A *	289	83
BioTelemetry Inc *	70,068	3,153
Cambrex Corp *	5,435	284
Charles River Laboratories International Inc *	10,522	1,181
Clovis Oncology Inc *	11,025	501
Collegium Pharmaceutical Inc *	20,441	488
Concert Pharmaceuticals Inc *	22,627	381
CONMED Corp	16,333	1,196
Deciphera Pharmaceuticals Inc *	12,825	505
Diplomat Pharmacy Inc *	5,085	130
Eagle Pharmaceuticals Inc/DE *	2,193	166
Emergent BioSolutions Inc *	59,827	3,021
Enanta Pharmaceuticals Inc *	6,374	739
Encompass Health Corp	35,672	2,416
Ensign Group Inc/The	25,014	896
Envision Healthcare Corp *	37,402	1,646
Genomic Health Inc *	16,208	817
Globus Medical Inc, Cl A *	13,878	700
Haemonetics Corp *	15,850	1,421
Halyard Health *	12,354	707
HealthEquity Inc *	13,562	1,019
Heron Therapeutics Inc *	27,782	1,079
ICU Medical Inc *	4,797	1,409
Immunomedics Inc *	34,974	828
Inogen Inc *	5,015	934
Insmed Inc *	20,235	479
Inspire Medical Systems Inc *	23,000	820
Insulet Corp *	8,675	743
Integer Holdings Corp *	19,086	1,234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	33,352	$2,148
iRhythm Technologies Inc *	11,275	915
Jazz Pharmaceuticals PLC *	6,405	1,104
K2M Group Holdings Inc *	31,492	709
Keryx Biopharmaceuticals Inc *(A)	142,602	536
Lannett Co Inc *(A)	181,502	2,468
Lantheus Holdings Inc *	47,543	692
LHC Group Inc *	15,422	1,320
Ligand Pharmaceuticals Inc *(A)	38,209	7,916
LivaNova PLC *	5,286	528
Loxo Oncology Inc *	5,913	1,026
Luminex Corp	1,134	33
Madrigal Pharmaceuticals Inc *	6,061	1,695
Magellan Health Inc *	8,613	826
Masimo Corp *	1,359	133
Medidata Solutions Inc *	7,514	605
Medpace Holdings Inc *	4,256	183
Meridian Bioscience Inc	18,511	294
MiMedx Group Inc *(A)	17,992	115
Mirati Therapeutics Inc *	18,000	887
Molina Healthcare Inc *	14,654	1,435
Myriad Genetics Inc *	17,925	670
Natera Inc *	42,000	790
National HealthCare Corp	2,064	145
Nektar Therapeutics, Cl A *	37,949	1,853
NeoGenomics Inc *	219,411	2,876
Neos Therapeutics Inc *(A)	36,970	231
Novocure Ltd *	27,333	856
Nuvectra Corp *	44,000	903
Omnicell Inc *	44,588	2,339
Orthofix International NV *	11,989	681
Pacira Pharmaceuticals Inc/DE *	23,721	760
Patterson Cos Inc	27,400	621
PDL BioPharma Inc *	128,205	300
Penumbra Inc *	6,247	863
PerkinElmer Inc	1,938	142
Phibro Animal Health Corp, Cl A	22,215	1,023
Premier Inc, Cl A *	71,980	2,619
Prestige Brands Holdings Inc, Cl A *	36,049	1,384
Progenics Pharmaceuticals Inc *	61,467	494
Providence Service Corp/The *	5,847	459
Puma Biotechnology Inc *	13,458	796
QIAGEN NV *	8,626	312
Quality Systems Inc *	68,797	1,342
Quidel Corp *	13,853	921
REGENXBIO Inc *	18,436	1,323
Retrophin Inc *	20,456	558
Sarepta Therapeutics Inc *	7,336	970
Sientra Inc *	29,857	583
STAAR Surgical Co *	29,720	921
Supernus Pharmaceuticals Inc *(A)	89,552	5,360
Tabula Rasa HealthCare Inc *	19,927	1,272

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tactile Systems Technology Inc *	18,835	$979
Tandem Diabetes Care Inc *	40,843	899
Teladoc Inc *(A)	19,077	1,107
Teleflex Inc	10,772	2,889
Tenet Healthcare Corp *	31,368	1,053
Triple-S Management Corp, Cl B *	25,994	1,015
United Therapeutics Corp *	4,518	511
Varex Imaging Corp *	6,197	230
Verastem Inc *	106,000	729
Viking Therapeutics Inc *	80,000	759
WellCare Health Plans Inc *	2,838	699
Zogenix Inc *	15,167	670

		114,112

Industrials — 15.2%
AAR Corp	4,170	194
ACCO Brands Corp	97,061	1,344
Actuant Corp, Cl A	22,477	660
AECOM *	43,314	1,431
Aegion Corp, Cl A *	40,996	1,056
AGCO Corp	2,161	131
Alamo Group Inc	5,488	496
Altra Industrial Motion Corp	20,216	871
Apogee Enterprises Inc	99,612	4,798
ArcBest Corp	9,934	454
ASGN Inc *	42,251	3,304
Atlas Air Worldwide Holdings Inc *	64,151	4,600
Axon Enterprise Inc *	15,121	955
Barrett Business Services Inc	430	42
BMC Stock Holdings Inc *	40,085	836
Brink’s Co/The	27,417	2,186
Carlisle Cos Inc	1,936	210
Chart Industries Inc *	14,015	864
Clean Harbors Inc *	15,193	844
Colfax Corp *	2,655	81
CoStar Group Inc *	3,860	1,593
Covenant Transportation Group Inc, Cl A *	7,403	233
CRA International Inc	4,574	233
Crane Co, Cl A	1,554	125
CSW Industrials Inc *	1,133	60
Curtiss-Wright Corp	3,634	433
Deluxe Corp (A)	–	—
Ducommun Inc *	2,400	79
Dun & Bradstreet Corp/The	2,401	294
Dycom Industries Inc *	10,924	1,032
EMCOR Group Inc	25,574	1,948
Ennis Inc	29,919	609
EnPro Industries Inc	13,960	976
Esterline Technologies Corp *	10,946	808
Federal Signal Corp	10,776	251
Fortress Transportation & Infrastructure Investors LLC (B)	138,567	2,504

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTI Consulting Inc *	13,403	$811
Generac Holdings Inc *	18,597	962
Global Brass & Copper Holdings Inc	21,784	683
Granite Construction Inc	24,623	1,370
Greenbrier Cos Inc/The	5,110	270
Hawaiian Holdings Inc	14,031	504
Heidrick & Struggles International Inc	1,566	55
Hexcel Corp, Cl A	17,001	1,129
Hub Group Inc, Cl A *	8,496	423
Huntington Ingalls Industries Inc, Cl A	3,397	736
Huron Consulting Group Inc *	19,313	790
Hyster-Yale Materials Handling Inc	7,366	473
ICF International Inc, Cl A	22,777	1,618
Insperity Inc, Cl A	8,394	800
Insteel Industries Inc	70,715	2,362
ITT Inc	26,339	1,377
JetBlue Airways Corp *	116,887	2,218
KAR Auction Services Inc	41,956	2,299
Kelly Services Inc, Cl A	22,636	508
Kennametal Inc	1,329	48
Kforce Inc	2,510	86
Kimball International Inc, Cl B	4,169	67
KLX Inc *	594	43
Korn/Ferry International	45,250	2,802
LB Foster Co, Cl A *	24,952	573
Lydall Inc *	23,005	1,004
ManpowerGroup Inc	4,706	405
Marten Transport Ltd	11,305	265
Masonite International Corp *	39,702	2,853
MasTec Inc *	40,295	2,045
McGrath RentCorp	24,033	1,521
Meritor Inc *	28,886	594
Milacron Holdings Corp *	69,624	1,318
Moog Inc, Cl A	2,938	229
MSC Industrial Direct Co Inc, Cl A	13,542	1,149
MYR Group Inc *	3,695	131
National Presto Industries Inc	1,643	204
Old Dominion Freight Line Inc, Cl A	4,579	682
Oshkosh Corp	7,002	492
PGT Innovations Inc *	39,664	827
Primoris Services Corp	5,056	138
Quad/Graphics Inc	10,710	223
Regal Beloit	14,030	1,148
Rush Enterprises Inc, Cl A *	14,122	613
Saia Inc *	11,382	920
SkyWest Inc	10,741	557
Snap-on Inc	143	23
SP Plus Corp *	20,573	765
Spartan Motors Inc	22,216	335
Spirit AeroSystems Holdings Inc, Cl A	9,349	803
SPX FLOW Inc *	8,213	359
Standex International Corp	13,541	1,384

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steelcase Inc, Cl A	40,564	$548
Sunrun Inc *(A)	72,997	960
Team Inc *(A)	65,005	1,502
Teledyne Technologies Inc *	1,295	258
Tetra Tech Inc	60,613	3,546
TPI Composites Inc *	31,226	913
TransDigm Group Inc *	4,985	1,721
Trex Co Inc *	16,000	1,001
TriMas Corp *	30,678	902
Triumph Group Inc (A)	50,252	985
TrueBlue Inc *	21,576	581
USG Corp *	930	40
Vectrus Inc *	20,245	624
Viad Corp	10,413	565
Vicor Corp *	18,852	821
Wabash National Corp	28,184	526
WageWorks Inc *	55,484	2,774
Watts Water Technologies Inc, Cl A	17,737	1,391
Werner Enterprises Inc	3,313	124
XPO Logistics Inc *	54,315	5,441
YRC Worldwide Inc *	124,144	1,248

		107,000

Information Technology — 18.7%
2U Inc *	11,305	945
ACI Worldwide Inc *	55,842	1,378
Acxiom Corp *	72,446	2,170
Alpha & Omega Semiconductor Ltd *	22,913	326
Alteryx Inc, Cl A *(A)	19,820	756
Amkor Technology Inc *	49,723	427
Arrow Electronics Inc, Cl A *	3,986	300
Aspen Technology Inc *	9,200	853
Avnet Inc	4,992	214
AVX Corp	10,115	158
Belden Inc	8,000	489
Benchmark Electronics Inc	17,722	517
Blucora Inc *	35,910	1,329
Bottomline Technologies de Inc *	19,608	977
Box Inc, Cl A *	64,767	1,618
Cabot Microelectronics Corp	6,238	671
CACI International Inc, Cl A *	10,073	1,698
CalAmp Corp *	117,969	2,764
Carbon Black Inc *(A)	19,613	510
Carbonite Inc *	22,471	784
Cimpress NV *	18,641	2,702
Cohu Inc	20,809	510
Comtech Telecommunications Corp	30,406	969
Conduent Inc *	32,887	598
Control4 Corp *	14,188	345
Convergys Corp	28,220	690
Cornerstone OnDemand Inc *	59,768	2,835
Cray Inc *	30,536	751

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cree Inc *	14,929	$621
Criteo SA ADR *(A)	77,506	2,546
Cypress Semiconductor Corp	140,355	2,187
Diebold Nixdorf Inc *(A)	32,268	386
Diodes Inc *	8,170	282
Echo Global Logistics Inc *	26,199	766
Electro Scientific Industries Inc *	11,217	177
EMCORE Corp *	23,678	120
EPAM Systems Inc *	6,802	846
Etsy Inc *	47,990	2,025
Everbridge Inc *	22,134	1,050
Everi Holdings Inc *	16,602	120
EVERTEC Inc *	9,051	198
Fair Isaac Corp *	6,142	1,187
Finisar Corp *(A)	111,673	2,010
FireEye Inc *	238,923	3,677
First Solar Inc *	8,804	464
Fitbit Inc, Cl A *	82,953	542
Five9 Inc *	108,562	3,753
FLIR Systems Inc	12,838	667
Gartner Inc *	7,924	1,053
Glu Mobile Inc *	150,781	966
GrubHub Inc *	9,091	954
HubSpot Inc *	7,562	948
Insight Enterprises Inc *	16,738	819
Integrated Device Technology Inc *	163,849	5,223
j2 Global Inc	32,692	2,831
Jabil Inc	18,368	508
Kimball Electronics Inc *	8,761	160
LivePerson Inc *	44,374	936
MACOM Technology Solutions Holdings Inc *(A)	93,220	2,148
ManTech International Corp/VA, Cl A	6,170	331
Marvell Technology Group Ltd	27,107	581
MAXIMUS Inc	55,657	3,457
Methode Electronics Inc	5,061	204
MicroStrategy Inc, Cl A *	4,379	559
MoneyGram International Inc *	11,199	75
MongoDB Inc, Cl A *(A)	15,610	775
Monolithic Power Systems Inc	5,258	703
Monotype Imaging Holdings Inc	25,593	520
NCR Corp *	61,781	1,852
NETGEAR Inc *	2,283	143
New Relic Inc *	8,876	893
nLight Inc *(A)	22,647	749
Novanta Inc *	11,814	736
ON Semiconductor Corp *	228,974	5,091
OneSpan Inc *	47,967	943
Perficient Inc *	89,472	2,359
Photronics Inc *	70,458	562
Plantronics Inc	11,354	866
Progress Software Corp	12,748	495

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proofpoint Inc *	22,794	$2,628
QAD Inc, Cl A	5,206	261
Qualys Inc *	10,113	852
QuinStreet Inc *	9,575	122
Rapid7 Inc *	36,199	1,022
RealPage Inc *	13,338	735
RingCentral Inc, Cl A *	14,893	1,048
Rudolph Technologies Inc *	26,759	792
SailPoint Technologies Holding Inc *	36,500	896
Sanmina Corp *	14,813	434
ScanSource Inc *	13,400	540
Science Applications International Corp	8,059	652
Semtech Corp *	104,603	4,922
Shutterstock Inc *	22,953	1,089
Stamps.com Inc *	15,609	3,950
Super Micro Computer Inc *	93,330	2,207
Switch Inc, Cl A (A)	112,946	1,375
Sykes Enterprises Inc *	19,228	553
Synaptics Inc *	22,082	1,112
SYNNEX Corp	3,926	379
Syntel Inc *	4,526	145
Systemax Inc	13,731	471
Tech Data Corp *	6,163	506
Teradyne Inc	4,545	173
Trade Desk Inc/The, Cl A *	30,216	2,834
Travelport Worldwide Ltd	41,008	760
TTM Technologies Inc *	2,577	45
Twilio Inc, Cl A *(A)	19,235	1,078
Ultra Clean Holdings Inc *	5,116	85
Unisys Corp *(A)	11,258	145
USA Technologies Inc *	72,289	1,012
Varonis Systems Inc *	11,972	892
Viavi Solutions Inc *	126,999	1,300
Virtusa Corp *	67	3
Wix.com Ltd *	19,134	1,919
WNS Holdings Ltd ADR *	34,021	1,775
Xcerra Corp *	10,911	152
XO Group Inc *	20,870	668
Yext Inc *	43,442	840
Zendesk Inc *	18,831	1,026

		131,746

Materials — 3.1%
AdvanSix Inc *	25,000	916
Alcoa Corp *	22,853	1,071
Allegheny Technologies Inc *	39,520	993
Avery Dennison Corp	366	37
Boise Cascade Co	9,432	422
Cabot Corp	947	58
Commercial Metals Co, Cl A	86,820	1,833
Ferroglobe Representation *(C)	56,257	—
FutureFuel Corp	32,939	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HB Fuller Co	14,846	$797
Huntsman Corp	3,732	109
Ingevity Corp *	20,113	1,626
Innophos Holdings Inc	4,500	214
International Flavors & Fragrances Inc	9,411	1,167
KMG Chemicals Inc	10,390	767
Louisiana-Pacific Corp	5,293	144
Materion Corp	12,262	664
Olin Corp	29,831	857
OMNOVA Solutions Inc *	11,583	120
Owens-Illinois Inc *	85,064	1,430
Rayonier Advanced Materials Inc	8,816	151
Reliance Steel & Aluminum Co	7,252	635
Silgan Holdings Inc	20,334	546
Sonoco Products Co	12,528	658
Steel Dynamics Inc	12,117	557
Stepan Co	286	22
SunCoke Energy Inc *	21,375	286
TimkenSteel Corp *	7,351	120
Trinseo SA	8,048	571
United States Steel Corp	10,118	352
US Concrete Inc *(A)	25,905	1,360
Valvoline Inc	60,339	1,301
Verso Corp *	25,404	553
Warrior Met Coal Inc	10,000	276
WR Grace & Co	15,488	1,135

		22,209

Real Estate — 2.7%
Agree Realty Corp	4,545	240
Alexander’s Inc ‡	1,636	626
Alexandria Real Estate Equities Inc ‡	330	42
Ashford Hospitality Trust Inc ‡	3,398	28
Camden Property Trust ‡	9,912	903
CBL & Associates Properties Inc (A)	55,075	307
Chesapeake Lodging Trust ‡	8,023	254
Columbia Property Trust Inc ‡	54,024	1,227
CoreCivic Inc ‡	4,367	104
Corporate Office Properties Trust ‡	35,683	1,034
DCT Industrial Trust Inc ‡	3,143	210
Duke Realty Corp ‡	21,508	624
Education Realty Trust Inc ‡	21,271	883
Equity Commonwealth *	24,160	761
First Industrial Realty Trust Inc	18,490	616
Four Corners Property Trust Inc ‡	35,979	886
GEO Group Inc/The ‡	17,316	477
Getty Realty Corp ‡	21,084	594
Gramercy Property Trust ‡	1,692	46
Hersha Hospitality Trust, Cl A	3,997	86
Howard Hughes Corp/The *	716	95
InfraREIT Inc ‡	2,248	50
Invitation Homes Inc ‡	8,121	187

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iStar Inc *‡	1,746	$19
Jones Lang LaSalle Inc	4,517	750
Kilroy Realty Corp ‡	7,927	600
LaSalle Hotel Properties ‡	4,625	158
Lexington Realty Trust ‡	57,677	504
Liberty Property Trust ‡	13,335	591
Marcus & Millichap Inc *	1,184	46
MedEquities Realty Trust Inc ‡	288	3
Medical Properties Trust Inc ‡	125,391	1,760
Monmouth Real Estate Investment Corp, Cl A ‡	8,621	142
NexPoint Residential Trust Inc	4,938	140
Park Hotels & Resorts Inc ‡	18,609	570
PotlatchDeltic Corp ‡	4,715	240
Rayonier Inc	22,374	866
RMR Group Inc/The	330	26
Sun Communities Inc ‡	7,411	725
Sunstone Hotel Investors Inc ‡	6,242	104
Tier REIT Inc ‡	2,105	50
VICI Properties Inc	3,804	79
Washington Prime Group Inc	55,419	449
Xenia Hotels & Resorts Inc ‡	40,012	975

		19,077

Telecommunication Services — 0.8%
Boingo Wireless Inc *	126,533	2,858
Cogent Communications Holdings Inc	13,339	712
Iridium Communications Inc *	62,900	1,013
Vonage Holdings Corp *	59,098	762

		5,345

Utilities — 2.0%
ALLETE Inc	231	18
American States Water Co	11,767	673
Atmos Energy Corp	4,152	374
Avista Corp	3,215	169
Black Hills Corp, Cl A (A)	10,313	631
Evergy Inc	10,359	582
Hawaiian Electric Industries Inc	44,713	1,534
IDACORP Inc, Cl A	8,803	812
MGE Energy Inc	9,122	575
Middlesex Water Co	2,900	122
New Jersey Resources Corp	9,926	444
NorthWestern Corp	9,325	534
NRG Energy Inc	10,197	313
OGE Energy Corp	10,874	383
ONE Gas Inc	9,377	701
Pinnacle West Capital Corp	5,861	472
Portland General Electric Co	54,808	2,344
SJW Group	2,069	137
Southwest Gas Holdings Inc	4,668	356
UGI Corp	16,752	872

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unitil Corp	12,895	$658
Vectren Corp	3,322	238
Vistra Energy Corp *	30,181	714
WGL Holdings Inc	1,512	134

		13,790

Total Common Stock (Cost $584,433) ($ Thousands)		686,697

EXCHANGE TRADED FUND — 0.2%

Financials — 0.2%
iShares Russell 2000 Value ETF	8,369	1,104

Total Exchange Traded Fund (Cost $1,081) ($ Thousands)		1,104

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics ‡‡	45,500	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 8.1%
SEI Liquidity Fund, L.P. 2.010% **†(D)	57,383,655	57,384

Total Affiliated Partnership (Cost $57,383) ($ Thousands)		57,384

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	16,650,246	16,650

Total Cash Equivalent (Cost $16,650) ($ Thousands)		16,650

Total Investments in Securities — 108.2% (Cost $659,547) ($ Thousands)		$761,835

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	4	Sep-2018	$334	$330	$(4)

Percentages are based on Net Assets of $703,895 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $55,555 ($ Thousands).

(B)	Security is a Master Limited Partnership. At June 30, 2018, such security amounted to $2,504 ($ Thousands), or 0.4% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $57,384 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$686,697	$–	$–	$686,697
Exchange Traded Fund	1,104	–	–	1,104
Rights	–	–	–	–
Affiliated Partnership	–	57,384	–	57,384
Cash Equivalent	16,650	–	–	16,650

Total Investments in Securities	$704,451	$57,384	$–	$761,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(4)	$—	$—	$(4)

Total Other Financial Instruments	$(4)	$—	$—	$(4)

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 60,702	$ 153,486	$ (156,805)	$ —	$ 1	$ 57,384	$ 126
SEI Daily Income Trust, Government Fund, CI F	45,089	115,844	(144,283)	—	—	16,650	70

Totals	$ 105,791	$ 269,330	$ (301,088)	$ —	$ 1	$ 74,034	$ 196

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 12.6%
1-800-Flowers.com Inc, Cl A *	11,658	$146
Aaron’s Inc	28,795	1,251
AMC Networks Inc, Cl A *	11,781	733
American Axle & Manufacturing Holdings Inc *	66,835	1,040
American Eagle Outfitters Inc	9,321	217
American Public Education Inc *	7,658	322
Beazer Homes USA Inc, Cl A *	40,967	604
Big 5 Sporting Goods Corp	24,367	185
Big Lots Inc	62,194	2,598
Bloomin’ Brands Inc	34,277	689
Brinker International Inc	19,211	914
Burlington Stores Inc *	2,052	309
Capella Education Co	1,689	167
Century Communities Inc *	9,366	296
Cheesecake Factory Inc/The	39,247	2,161
Children’s Place Inc	3,809	460
Citi Trends Inc	19,368	531
Columbia Sportswear Co	1,730	158
Cooper Tire & Rubber Co	15,658	412
Cooper-Standard Holdings Inc *	21,215	2,772
CSS Industries Inc	29,316	495
Dana Inc	76,535	1,545
Deckers Outdoor Corp *	12,982	1,466
Del Frisco’s Restaurant Group Inc *	22,640	285
Denny’s Corp, Cl A *	18,934	302
Dick’s Sporting Goods Inc	18,909	667
DSW Inc, Cl A	5,939	153
Entravision Communications Corp, Cl A	15,000	75
Ethan Allen Interiors Inc	15,156	371
Express Inc *	55,266	506
Extended Stay America Inc	14,757	319
GameStop Corp, Cl A	11,981	175
Gentherm Inc *	30,046	1,181
Graham Holdings Co, Cl B	641	376
Group 1 Automotive Inc	11,341	715
Haverty Furniture Cos Inc	44,451	960
Helen of Troy Ltd *	3,290	324
Hibbett Sports Inc *	8,746	200
Johnson Outdoors Inc, Cl A	2,216	187
K12 Inc *	18,120	297
La-Z-Boy Inc, Cl Z	35,874	1,098
Lear Corp	2,312	430
Lithia Motors Inc, Cl A	16,231	1,535
M/I Homes Inc *	10,515	278
Marriott Vacations Worldwide Corp	2,169	245
MDC Holdings Inc	25,546	786
Meritage Homes Corp *	8,656	380
Michael Kors Holdings Ltd *	5,938	395
Modine Manufacturing Co *	43,620	796

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSG Networks Inc *	8,784	$210
Murphy USA Inc *	8,038	597
Nexstar Media Group Inc, Cl A	20,181	1,481
Office Depot Inc	244,122	623
Oxford Industries Inc, Cl A	1,513	126
RCI Hospitality Holdings Inc	2,686	85
Red Robin Gourmet Burgers Inc *	1,721	80
Sally Beauty Holdings Inc *	40,717	653
Shoe Carnival Inc	2,345	76
Six Flags Entertainment Corp	41,575	2,912
Skechers U.S.A. Inc, Cl A *	32,545	977
Sonic Automotive Inc, Cl A	32,356	667
Stoneridge Inc *	47,406	1,666
Sturm Ruger	9,185	514
Tailored Brands Inc	9,864	252
Tenneco Inc	8,467	372
Tilly’s Inc, Cl A *	18,629	282
Tower International Inc	21,949	698
tronc Inc *	4,658	81
Urban Outfitters Inc *	14,953	666
Vera Bradley Inc *	55,531	780
Wendy’s Co/The	49,535	851
Williams-Sonoma Inc	10,291	632
ZAGG Inc *	22,454	388

		48,176

Consumer Staples — 4.2%
Andersons Inc/The	9,893	338
Central Garden & Pet Co, Cl A *	12,964	525
Dean Foods Co	23,734	249
Energizer Holdings Inc	8,241	519
Fresh Del Monte Produce Inc	19,305	860
Hain Celestial Group Inc/The *	40,420	1,204
Hostess Brands Inc, Cl A *	125,026	1,700
HRG Group Inc *	124,036	1,624
Ingles Markets Inc, Cl A	16,429	522
Ingredion Inc	2,626	291
Lamb Weston Holdings Inc	6,127	420
Pinnacle Foods Inc	44,972	2,926
Sanderson Farms Inc	20,560	2,162
SpartanNash Co	43,092	1,100
SUPERVALU Inc *	7,708	158
United Natural Foods Inc *	9,940	424
Universal Corp/VA	11,070	731
Village Super Market Inc, Cl A	8,344	246

		15,999

Energy — 6.4%
Abraxas Petroleum Corp *	27,174	79
Apergy Corp *	11,159	466
Arch Coal Inc	11,296	886
Bonanza Creek Energy Inc *	10,210	387

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Callon Petroleum Co *	106,622	$1,145
Carrizo Oil & Gas Inc *	37,284	1,038
CNX Resources Corp *	12,734	226
Denbury Resources *	193,069	929
Diamondback Energy Inc, Cl A	1,671	220
Energen Corp *	9,816	715
Gulfport Energy Corp *	229,063	2,879
HollyFrontier Corp	2,075	142
Kosmos Energy Ltd *	9,834	81
Laredo Petroleum Inc *	77,482	745
McDermott International Inc *	14,994	295
Midstates Petroleum Co Inc *	15,136	206
Ocean Rig UDW Inc, Cl A, *	3,631	107
Par Pacific Holdings Inc *	49,768	865
Parsley Energy Inc, Cl A *	86,454	2,618
PBF Energy Inc, Cl A	63,312	2,655
PDC Energy Inc, Cl A *	2,786	168
Peabody Energy Corp	12,881	586
Penn Virginia Corp *	2,746	233
Range Resources Corp	30,011	502
Renewable Energy Group Inc *	36,223	647
REX American Resources Corp *	2,491	202
RSP Permian Inc *	46,119	2,030
SRC Energy Inc *	79,485	876
US Silica Holdings Inc	25,667	659
Viper Energy Partners (A)	9,592	306
W&T Offshore Inc *	66,952	479
Whiting Petroleum Corp *	15,990	843
WildHorse Resource Development Corp *	10,689	271

		24,486

Financials — 27.1%
1st Source Corp	7,547	403
AG Mortgage Investment Trust Inc ‡	18,914	355
AGNC Investment Corp ‡	3,888	72
American Equity Investment Life Holding Co	88,913	3,201
American Financial Group Inc	3,501	376
Apollo Commercial Real Estate Finance Inc ‡	19,688	360
Arbor Realty Trust Inc ‡	24,054	251
Argo Group International Holdings Ltd	6,894	401
ARMOUR Residential REIT Inc	17,865	408
Aspen Insurance Holdings Ltd	25,454	1,036
Associated Banc-Corp	30,545	834
Assured Guaranty Ltd	9,453	338
Axis Capital Holdings Ltd	4,035	224
BancFirst Corp	6,656	394
Banco Latinoamericano de Comercio Exterior SA, Cl E	44,832	1,103
Bancorp Inc/The *	67,323	704
BankUnited Inc	92,931	3,796
Berkshire Hills Bancorp Inc	9,516	386
BGC Partners Inc, Cl A	192,311	2,177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BlackRock Capital Investment Corp	64,255	$375
Camden National Corp	33,569	1,534
Carolina Financial Corp	3,459	149
CenterState Bank Corp	5,090	152
Central Pacific Financial Corp	44,966	1,288
Chimera Investment Corp ‡	4,216	77
City Holding Co	1,669	126
CNO Financial Group Inc	173,674	3,307
Columbia Banking System Inc	77,382	3,165
Commerce Bancshares Inc/MO	5,383	348
Community Trust Bancorp Inc	30,488	1,523
Cowen Inc, Cl A *	42,430	588
Credit Acceptance Corp, Cl A *	1,549	547
Customers Bancorp Inc *	13,656	388
CYS Investments Inc	33,159	249
Dime Community Bancshares Inc	3,840	75
Dynex Capital Inc ‡	51,035	333
E*TRADE Financial Corp *	7,397	452
Eagle Bancorp Inc *	3,042	187
Employers Holdings Inc	7,582	305
Enova International Inc *	5,352	196
Enstar Group Ltd *	1,712	355
Enterprise Financial Services Corp	8,249	445
Everest Re Group Ltd	2,395	552
Federal Agricultural Mortgage Corp, Cl C	25,681	2,298
Fidelity Southern Corp	58,608	1,489
Financial Institutions Inc	4,614	152
First Busey Corp	30,905	980
First Citizens BancShares Inc/NC, Cl A	930	375
First Commonwealth Financial Corp	224,508	3,482
First Community Bancshares Inc/VA	40,976	1,306
First Defiance Financial Corp	7,418	497
First Foundation Inc *	3,892	72
First Interstate BancSystem Inc, Cl A	25,239	1,065
First Merchants Corp	1,702	79
FirstCash Inc	2,838	255
Flagstar Bancorp Inc *	22,630	775
Flushing Financial Corp	65,699	1,715
FNB Corp/PA (Pennsylvania)	137,784	1,849
Fulton Financial Corp	65,340	1,078
Genworth Financial Inc, Cl A *	55,995	252
Granite Point Mortgage Trust Inc	7,303	134
Great Southern Bancorp Inc	20,385	1,166
Great Western Bancorp Inc	33,877	1,423
Hancock Whitney Corp, Cl A	7,323	342
Hanmi Financial Corp	37,186	1,054
Hanover Insurance Group Inc, Cl A	8,230	984
HCI Group Inc	11,958	497
Heartland Financial USA Inc	7,075	388
Hercules Capital Inc, Cl A	37,894	479
Heritage Financial Corp/WA	3,875	135
Hope Bancorp Inc	84,813	1,512

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IBERIABANK Corp	4,746	$360
Independent Bank Corp/MI	16,098	411
International Bancshares Corp	1,805	77
INTL. FCStone Inc *	10,209	528
Lakeland Financial Corp	2,095	101
Legg Mason Inc	24,103	837
Maiden Holdings Ltd	59,645	462
Marlin Business Services Corp	2,757	82
MB Financial Inc	74,201	3,465
MFA Financial Inc ‡	100,798	764
MGIC Investment Corp *	126,793	1,359
National General Holdings Corp	77,763	2,048
National Western Life Group Inc, Cl A	1,069	329
Nationstar Mortgage Holdings Inc *	24,705	433
Nelnet Inc, Cl A	19,209	1,122
New Residential Investment Corp ‡	4,456	78
OFG Bancorp	230,587	3,240
Old National Bancorp/IN, Cl A	20,471	381
PacWest Bancorp	93,351	4,613
Peapack Gladstone Financial Corp	10,354	358
PennantPark Investment Corp	71,225	499
PennyMac Financial Services Inc, Cl A *	3,735	73
PennyMac Mortgage Investment Trust ‡	24,898	473
Peoples Bancorp Inc/OH	15,484	585
Piper Jaffray Cos	12,679	974
PJT Partners Inc	4,782	255
Popular Inc	29,091	1,315
Radian Group Inc	52,236	847
RBB Bancorp	2,685	86
Regional Management Corp *	13,524	474
Reinsurance Group of America Inc, Cl A	1,792	239
RenaissanceRe Holdings Ltd	4	1
Republic Bancorp Inc/KY, Cl A	25,503	1,155
Safety Insurance Group Inc	4,588	392
Sandy Spring Bancorp Inc	1,847	76
South State Corp	22,934	1,978
Starwood Property Trust Inc ‡	131,973	2,865
Stewart Information Services Corp	2,340	101
Synovus Financial Corp	7,474	395
TCF Financial Corp	78,270	1,927
Torchmark Corp, Cl A	4,104	334
TriCo Bancshares	10,384	389
Triumph Bancorp Inc *	7,237	295
TrustCo Bank Corp NY	39,718	354
Two Harbors Investment Corp ‡	49,133	776
Umpqua Holdings Corp	76,409	1,726
Union Bankshares Corp	9,713	378
Universal Insurance Holdings Inc	36,922	1,296
Urstadt Biddle Properties Inc, Cl A ‡	3,838	87
Validus Holdings Ltd	5,739	388
Voya Financial Inc	8,344	392
Waddell & Reed Financial Inc, Cl A	17,154	308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walker & Dunlop Inc	4,842	$269
WesBanco Inc	8,890	400
Western Asset Mortgage Capital Corp ‡	37,399	390
Wintrust Financial Corp	3,757	327
World Acceptance Corp *(B)	3,082	342
Zions Bancorporation	1,337	70

		103,647

Health Care — 4.4%
Acorda Therapeutics Inc *	3,259	93
AMAG Pharmaceuticals Inc *	7,069	138
Concert Pharmaceuticals Inc *	11,393	192
CytomX Therapeutics Inc *	3,036	69
Eagle Pharmaceuticals Inc/DE *	1,463	111
Enanta Pharmaceuticals Inc *	1,472	171
Ensign Group Inc/The	24,340	872
Haemonetics Corp *	4,843	434
ICU Medical Inc *	908	267
Integer Holdings Corp *	18,484	1,195
Lannett Co Inc *	118,921	1,617
Lantheus Holdings Inc *	20,045	292
LifePoint Health Inc *	9,587	468
Ligand Pharmaceuticals Inc *	13,394	2,775
LivaNova PLC *	1,439	144
Luminex Corp	2,508	74
Magellan Health Inc *	12,554	1,205
Medpace Holdings Inc *	3,433	148
Meridian Bioscience Inc	25,717	409
MiMedx Group Inc *	11,755	75
Molina Healthcare Inc *	6,340	621
Myriad Genetics Inc *	8,031	300
National HealthCare Corp	4,936	347
Orthofix International NV *	10,333	587
Owens & Minor Inc	17,739	296
PDL BioPharma Inc *	39,284	92
Phibro Animal Health Corp, Cl A	9,766	450
QIAGEN NV *	8,736	316
REGENXBIO Inc *	2,278	163
Syneos Health Inc, Cl A *	30,732	1,441
Triple-S Management Corp, Cl B *	18,334	716
United Therapeutics Corp *	3,013	341
WellCare Health Plans Inc *	2,182	537

		16,956

Industrials — 14.6%
AAR Corp	5,568	259
ACCO Brands Corp	181,370	2,512
AECOM *	12,121	400
Aegion Corp, Cl A *	21,075	543
AGCO Corp	1,115	68
Aircastle Ltd	31,717	650
Alamo Group Inc	3,209	290

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alaska Air Group Inc	7,115	$430
American Railcar Industries Inc	9,081	359
Apogee Enterprises Inc	28,253	1,361
ArcBest Corp	1,543	71
ASGN Inc *	7,775	608
Atlas Air Worldwide Holdings Inc *	51,511	3,693
Briggs & Stratton Corp	32,458	572
Builders FirstSource Inc *	34,033	622
BWX Technologies Inc, Cl W	21,719	1,354
Carlisle Cos Inc	888	96
Covenant Transportation Group Inc, Cl A *	2,783	88
CRA International Inc	1,280	65
Crane Co, Cl A	3,934	315
Curtiss-Wright Corp	2,984	355
Deluxe Corp	6,647	440
Ducommun Inc *	3,815	126
EMCOR Group Inc	6,561	500
Ennis Inc	31,926	650
Essendant Inc	26,224	347
Esterline Technologies Corp *	1,522	112
GATX Corp	6,119	454
Genesee & Wyoming Inc, Cl A *	44,602	3,627
Global Brass & Copper Holdings Inc	36,306	1,138
Greenbrier Cos Inc/The	23,705	1,250
Hawaiian Holdings Inc	26,772	962
Herman Miller Inc	33,694	1,142
Huntington Ingalls Industries Inc, Cl A	1,939	420
Hyster-Yale Materials Handling Inc	11,359	730
ICF International Inc, Cl A	8,751	622
Insteel Industries Inc	37,115	1,240
ITT Inc	31,788	1,662
JetBlue Airways Corp *	102,719	1,950
Kaman Corp, Cl A	27,603	1,924
KAR Auction Services Inc	75,003	4,110
Kelly Services Inc, Cl A	22,995	516
LB Foster Co, Cl A *	15,585	358
LSC Communications Inc	10,943	171
Lydall Inc *	9,290	406
ManpowerGroup Inc	2,336	201
Matson Inc	9,296	357
McGrath RentCorp	4,420	280
Meritor Inc *	84,105	1,730
Moog Inc, Cl A	2,264	177
Navigant Consulting Inc *	10,042	222
Old Dominion Freight Line Inc, Cl A	3,044	453
Oshkosh Corp	4,218	297
Park-Ohio Holdings Corp	14,991	559
Regal Beloit Corp	9,320	762
RR Donnelley & Sons Co	6,328	36
Rush Enterprises Inc, Cl A *	5,196	225
SkyWest Inc	29,983	1,556
SP Plus Corp *	12,700	472

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spartan Motors Inc	7,687	$116
Spirit AeroSystems Holdings Inc, Cl A	3,328	286
Steelcase Inc, Cl A	68,148	920
Teledyne Technologies Inc *	14,523	2,891
Timken Co/The	17,357	756
Triumph Group Inc	31,038	608
TrueBlue Inc *	6,868	185
Universal Forest Products Inc	7,390	271
Vectrus Inc *	14,229	439
Viad Corp	6,461	351
VSE Corp	5,072	242
Wabash National Corp	70,766	1,320
Werner Enterprises Inc	7,675	288

		55,568

Information Technology — 11.5%
ACI Worldwide Inc *	110,925	2,736
Advanced Energy Industries Inc *	1,680	98
Alpha & Omega Semiconductor Ltd *	20,514	292
Amkor Technology Inc *	108,051	928
AVX Corp	12,189	191
Benchmark Electronics Inc	45,288	1,320
Blucora Inc *	4,054	150
CACI International Inc, Cl A *	2,804	473
Ciena Corp *	27,791	737
Cirrus Logic Inc *	9,440	362
Cohu Inc	13,468	330
Control4 Corp *	2,567	62
Convergys Corp	33,006	807
CSG Systems International Inc	35,111	1,435
Cypress Semiconductor Corp	97,559	1,520
Diodes Inc *	7,994	275
Electro Scientific Industries Inc *	31,775	501
EVERTEC Inc *	10,814	236
Finisar Corp *	54,199	976
First Solar Inc *	4,968	262
FLIR Systems Inc	7,637	397
IAC/InterActiveCorp *	29,311	4,470
Insight Enterprises Inc *	40,984	2,005
Integrated Device Technology Inc *	54,946	1,752
InterDigital Inc/PA	14,297	1,157
j2 Global Inc	10,787	934
Jabil Inc	51,987	1,438
Kulicke & Soffa Industries Inc	36,783	876
Marvell Technology Group Ltd	21,832	468
MicroStrategy Inc, Cl A *	2,717	347
MoneyGram International Inc *	8,335	56
Monotype Imaging Holdings Inc	3,513	71
NCR Corp *	24,444	733
ON Semiconductor Corp *	11,048	246
OneSpan Inc *	3,620	71
Perficient Inc *	15,396	406

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Photronics Inc *	22,954	$183
Progress Software Corp	8,864	344
QAD Inc, Cl A	5,921	297
QuinStreet Inc *	11,078	141
Rudolph Technologies Inc *	15,004	444
Sanmina Corp *	54,707	1,603
ScanSource Inc *	32,396	1,305
Silicon Motion Technology Corp ADR	43,748	2,314
Super Micro Computer Inc *	41,947	992
Sykes Enterprises Inc *	60,180	1,732
Synaptics Inc *	12,984	654
SYNNEX Corp	11,969	1,155
Systemax Inc	3,700	127
Tech Data Corp *	18,523	1,521
Teradyne Inc	1,962	75
Travelport Worldwide Ltd	39,673	735
TTM Technologies Inc *	33,470	590
XO Group Inc *	12,778	409

		43,739

Materials — 6.7%
AdvanSix Inc *	12,103	443
Alcoa Corp *	16,334	766
Ashland Global Holdings Inc	17,792	1,391
Avery Dennison Corp	2,567	262
Boise Cascade Co	10,794	482
Cabot Corp	26,951	1,665
Clearwater Paper Corp *	14,475	334
Cleveland-Cliffs Inc *	41,129	347
Commercial Metals Co, Cl A	53,301	1,125
Domtar Corp	11,310	540
Ferroglobe Representation *(C)	53,302	—
FMC Corp	34,171	3,048
Huntsman Corp	37,899	1,107
Innophos Holdings Inc	5,126	244
Kraton *	16,195	747
Kronos Worldwide Inc	42,545	959
Louisiana-Pacific Corp	11,349	309
Materion Corp	10,377	562
Owens-Illinois Inc *	93,032	1,564
Rayonier Advanced Materials Inc	46,798	800
Reliance Steel & Aluminum Co	4,695	411
Schnitzer Steel Industries Inc, Cl A	18,609	627
Schweitzer-Mauduit International Inc	11,364	497
Silgan Holdings Inc	62,045	1,665
Sonoco Products Co	1,467	77
Steel Dynamics Inc	5,686	261
Trinseo SA	26,331	1,868
United States Steel Corp	8,156	283
Valvoline Inc	104,302	2,250
Verso Corp *	18,919	412

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Warrior Met Coal Inc	13,591	$375

		25,421

Real Estate — 7.8%
Agree Realty Corp ‡	5,912	312
Alexander’s Inc ‡	873	334
Ashford Hospitality Trust Inc ‡	57,137	463
Camden Property Trust ‡	5,852	533
CBL & Associates Properties Inc ‡	79,675	444
Chatham Lodging Trust ‡	34,925	741
Columbia Property Trust Inc ‡	3,582	81
DCT Industrial Trust Inc ‡	1,288	86
DDR Corp ‡	34,999	626
DiamondRock Hospitality Co ‡	47,185	579
Duke Realty Corp ‡	7,536	219
Equity Commonwealth *‡	16,617	523
First Industrial Realty Trust Inc ‡	11,473	383
Four Corners Property Trust Inc ‡	19,534	481
Franklin Street Properties Corp ‡	48,401	414
Gaming and Leisure Properties Inc ‡	60,384	2,162
GEO Group Inc/The ‡	3,472	96
Getty Realty Corp ‡	62,961	1,774
Hersha Hospitality Trust, Cl A	29,110	624
Hospitality Properties Trust ‡	31,439	899
Howard Hughes Corp/The *	17,294	2,291
InfraREIT Inc ‡	15,676	348
Invitation Homes Inc ‡	80,254	1,851
Jones Lang LaSalle Inc	2,473	411
Kilroy Realty Corp ‡	1,049	79
Kite Realty Group Trust ‡	26,838	458
Lexington Realty Trust ‡	44,429	388
Liberty Property Trust ‡	6,346	281
Medical Properties Trust Inc ‡	247,841	3,480
Newmark Group Inc, Cl A	6,178	88
Park Hotels & Resorts Inc ‡	18,692	573
Pebblebrook Hotel Trust ‡	9,654	375
Piedmont Office Realty Trust Inc, Cl A ‡	27,149	541
Rayonier Inc ‡	9,593	371
Sabra Health Care Inc ‡	35,488	771
Select Income ‡	62,725	1,409
Senior Housing Properties Trust ‡	42,120	762
Spirit MTA *‡	7,607	78
Spirit Realty Capital Inc ‡	76,070	611
Summit Hotel Properties Inc ‡	32,840	470
Sun Communities Inc ‡	4,749	465
Sunstone Hotel Investors Inc ‡	5,394	90
Tier Inc ‡	4,732	113
Washington Prime Group Inc	23,950	194
Xenia Hotels & Resorts Inc ‡	68,475	1,668

		29,940

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.7%
American States Water Co	5,167	$295
Atmos Energy Corp	3,995	360
Avista Corp	6,519	343
Evergy Inc	6,428	361
Hawaiian Electric Industries Inc	27,152	931
MGE Energy Inc	5,660	357
NorthWestern Corp	15,174	869
NRG Energy Inc	5,636	173
ONE Gas Inc	4,822	360
Pinnacle West Capital Corp	936	76
PNM Resources Inc	11,264	438
Portland General Electric Co	50,785	2,172
SJW Group	7,567	501
Southwest Gas Holdings Inc	3,322	253
UGI Corp	7,416	386
Unitil Corp	30,791	1,572
Vistra Energy Corp *	30,372	719
WGL Holdings Inc	2,130	189

		10,355

Total Common Stock (Cost $313,324) ($ Thousands)		374,287

AFFILIATED PARTNERSHIP — 18.7%
SEI Liquidity Fund, L.P.
2.010% **†(D)	71,466,320	71,469

Total Affiliated Partnership (Cost $71,466) ($ Thousands)		71,469

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	8,138,317	8,138

Total Cash Equivalent (Cost $8,138) ($ Thousands)		8,138

Total Investments in Securities — 118.9% (Cost $392,928) ($ Thousands)		$453,894

Percentages are based on Net Assets of $381,883 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $306 ($ Thousands), or 0.1 of the net assets of the Fund.
(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $70,115 ($ Thousands).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $71,469 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$374,287	$–	$–	$374,287
Affiliated Partnership	–	71,469	–	71,469
Cash Equivalent	8,138	–	–	8,138

Total Investments in Securities	$382,425	$71,469	$–	$453,894

^ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 33,169	$ 121,683	$ (83,385)	$ —	$ 2	$ 71,469	$ 255
SEI Daily Income Trust, Government Fund, Class F	11,855	107,700	(111,417)	—	—	8,138	99

Totals	$ 45,024	$ 229,383	$ (194,802)	$ —	$ 2	$ 79,607	$ 354

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 15.3%
American Eagle Outfitters Inc	24,967	$580
Asbury Automotive Group Inc *	3,151	216
At Home Group Inc *	13,756	539
BJ’s Restaurants Inc	9,707	582
Boot Barn Holdings Inc *	15,228	316
Bright Horizons Family Solutions Inc *	25,728	2,638
Brinker International Inc	1,568	75
Brunswick Corp/DE	7,672	495
Callaway Golf Co	30,985	588
Canada Goose Holdings Inc *	33,448	1,968
Carter’s Inc	17,748	1,924
Carvana Co, Cl A *(A)	16,056	668
Cavco Industries Inc *	2,700	561
Chegg Inc *	17,880	497
Children’s Place Inc	7,043	851
Churchill Downs Inc	2,155	639
Cinemark Holdings Inc	20,192	708
Conn’s Inc *(A)	59,882	1,976
Cooper-Standard Holdings Inc *	1,316	172
Dana Inc	10,430	211
Deckers Outdoor Corp *	15,527	1,753
Dick’s Sporting Goods Inc	20,001	705
Eldorado Resorts Inc *	47,093	1,841
Fiesta Restaurant Group Inc *	11,000	316
Five Below Inc *	5,031	492
Floor & Decor Holdings Inc, Cl A *	18,336	904
Fox Factory Holding Corp *	28,238	1,314
G-III Apparel Group Ltd *	22,084	980
Grand Canyon Education Inc *	26,515	2,959
Helen of Troy Ltd *	8,750	861
Hudson Ltd, Cl A *	33,318	583
Jack in the Box Inc	26,485	2,254
Madison Square Garden Co *	2,107	654
Malibu Boats Inc, Cl A *	37,341	1,566
MCBC Holdings Inc *	5,864	170
Monro Inc (A)	21,740	1,263
Movado Group Inc	1,241	60
National CineMedia Inc	131,281	1,103
Ollie’s Bargain Outlet Holdings Inc *	22,756	1,650
Planet Fitness Inc, Cl A *	71,372	3,136
Playa Hotels & Resorts NV *	123,543	1,334
PlayAGS Inc *(A)	95,467	2,584
Red Robin Gourmet Burgers Inc *	3,966	185
RH *	3,104	434
Ruth’s Hospitality Group Inc	7,295	205
Sally Beauty Holdings Inc *(A)	171,765	2,753
Scientific Games Corp, Cl A *	9,316	458
Shutterfly Inc *	6,091	548
Skechers U.S.A. Inc, Cl A *	70,630	2,120
Sleep Number Corp *	6,199	180
Tailored Brands Inc	4,487	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	13,858	$288
Texas Roadhouse Inc, Cl A	20,838	1,365
TopBuild Corp *	5,198	407
tronc Inc *	7,568	131
Turtle Beach Corp *(A)	28,298	575
Under Armour Inc, Cl C *(A)	35,699	753
Urban Outfitters Inc *	12,535	558
Weight Watchers International Inc *	7,068	715
William Lyon Homes, Cl A *	44,719	1,037
Wingstop Inc, Cl A	9,410	490
Winnebago Industries Inc	4,400	179
Wolverine World Wide Inc	39,026	1,357
World Wrestling Entertainment Inc, Cl A	8,023	584

		60,122

Consumer Staples — 2.2%
Boston Beer Co Inc/The, Cl A *	1,474	442
Casey’s General Stores Inc	8,303	872
Central Garden & Pet Co *	31,670	1,377
Central Garden & Pet Co, Cl A *	56,795	2,298
Chefs’ Warehouse Inc/The *	8,684	248
Hostess Brands Inc, Cl A *	138,805	1,888
Medifast Inc	3,794	608
National Beverage Corp, Cl A *	1,968	210
USANA Health Sciences Inc *	4,638	535

		8,478

Energy — 2.4%
C&J Energy Services Inc *	32,553	768
California Resources Corp *	2,500	114
Carrizo Oil & Gas Inc *	59,078	1,645
Delek US Holdings Inc	21,517	1,080
Evolution Petroleum Corp	124,575	1,227
Mammoth Energy Services Inc *	14,381	488
NCS Multistage Holdings Inc *	16,000	232
Par Pacific Holdings Inc *	3,329	58
Penn Virginia Corp *	7,100	603
RigNet Inc, Cl A *	44,802	461
Whiting Petroleum Corp *	10,461	552
WildHorse Resource Development Corp *	21,914	556
WPX Energy Inc *	99,027	1,785

		9,569

Financials — 6.6%
Avista Healthcare Public Acquisition Corp, Cl A *	87,000	871
Bank of NT Butterfield & Son Ltd/The	12,011	549
Cadence BanCorp, Cl A	7,422	214
CenterState Bank Corp	18,070	539
Curo Group Holdings Corp *	20,000	499
Enova International Inc *	4,007	146
Essent Group Ltd *	8,488	304

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evercore Inc, Cl A	17,393	$1,834
Financial Engines Inc	49,562	2,225
FirstCash Inc	6,673	600
Green Dot Corp, Cl A *	7,111	522
GS Acquisition Holdings Corp *	64,000	653
Hamilton Lane Inc, Cl A	4,975	239
Health Insurance Innovations Inc, Cl A *	2,642	85
Home BancShares Inc/AR	55,525	1,253
Moelis & Co, Cl A	6,515	382
National General Holdings Corp	1,226	32
Ocwen Financial Corp *	17,000	67
One Madison Corp *	112,482	1,136
PennantPark Investment Corp	125,499	879
PJT Partners Inc	9,947	531
Primerica Inc	950	95
Republic Bancorp Inc/KY, Cl A	1,500	68
Seacoast Banking Corp of Florida *	18,336	579
Stifel Financial Corp	17,660	923
TCF Financial Corp	19,852	489
TPG Pace Energy Holdings Corp *	89,191	1,047
TPG Pace Holdings Corp *	85,429	888
Trupanion Inc *(A)	22,156	855
Umpqua Holdings Corp	22,125	500
United Community Banks Inc/GA	57,713	1,770
Universal Insurance Holdings Inc	7,056	248
Value Creation *(B)(C)(D)	145,600	58
Veritex Holdings Inc *	2,500	78
Walker & Dunlop Inc	5,141	286
Wintrust Financial Corp	39,099	3,404
WisdomTree Investments Inc	120,012	1,090

		25,938

Health Care — 24.0%
Acadia Healthcare Co Inc, Cl A *	31,296	1,280
Accelerate Diagnostics Inc *(A)	31,536	703
Agios Pharmaceuticals Inc *	6,788	572
Albireo Pharma Inc *	20,840	740
AMAG Pharmaceuticals Inc *(A)	117,692	2,295
Amedisys Inc *	7,743	662
AMN Healthcare Services Inc *	23,235	1,362
AngioDynamics *	27,778	618
Argenx SE ADR *	8,326	690
Array BioPharma Inc *	43,331	727
Atara Biotherapeutics Inc *	18,280	672
AtriCure Inc *	17,800	481
AxoGen Inc *	23,504	1,181
BioSpecifics Technologies Corp *	3,435	154
BioTelemetry Inc *	64,744	2,913
Blueprint Medicines Corp *	7,380	468
Cantel Medical Corp	15,993	1,573
CareDx Inc *	45,895	562
Catalent Inc *	7,087	297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cellectis SA ADR *	11,985	$339
Chemed Corp	1,295	417
Chimerix Inc *	155,650	741
CONMED Corp	8,378	613
Corcept Therapeutics Inc *	11,687	184
CorVel Corp *	3,022	163
CryoLife Inc *	29,485	821
Cutera Inc *	3,151	127
DBV Technologies SA ADR *	32,923	635
Deciphera Pharmaceuticals Inc *	18,939	745
DexCom Inc *	10,327	981
Dynavax Technologies Corp *(A)	25,633	391
Eagle Pharmaceuticals Inc/DE *	1,949	147
Emergent BioSolutions *	3,161	160
Encompass Health Corp	11,519	780
Endologix Inc *	132,698	751
Ensign Group Inc/The	17,379	622
Exact Sciences Corp *	23,876	1,428
Genomic Health Inc *	12,635	637
Globus Medical Inc, Cl A *	9,260	467
Haemonetics Corp *	7,181	644
Halozyme Therapeutics Inc *	1,549	26
HealthEquity Inc *	20,885	1,568
HealthStream Inc	12,806	350
Heron Therapeutics Inc *	43,907	1,706
ICU Medical Inc *	2,133	626
Immunomedics Inc *(A)	103,632	2,453
Innoviva Inc *	14,333	198
Inogen Inc *	12,843	2,393
Inspire Medical Systems Inc *	12,000	428
Insulet Corp *	38,704	3,317
Integer Holdings Corp *	9,454	611
Integra LifeSciences Holdings Corp *	25,179	1,622
iRhythm Technologies Inc *	7,042	571
K2M Group Holdings Inc *	24,000	540
Kiniksa Pharmaceuticals Ltd, Cl A *	16,704	290
LeMaitre Vascular Inc	4,239	142
LHC Group Inc *	8,591	735
Ligand Pharmaceuticals Inc *	19,590	4,058
Loxo Oncology Inc *	11,198	1,943
Madrigal Pharmaceuticals Inc *	3,045	852
Masimo Corp *	4,204	411
Medidata Solutions Inc *	34,188	2,754
Medpace Holdings Inc *	18,604	800
Merit Medical Systems Inc *	11,967	613
Mersana Therapeutics Inc *	43,367	775
MiMedx Group Inc *(A)	18,532	118
Mirati Therapeutics Inc *	11,509	567
Molina Healthcare Inc *	4,401	431
Natera Inc *	23,000	433
Natus Medical Inc *	14,254	492
NeoGenomics Inc *	169,629	2,224

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Neon Therapeutics Inc *	26,000	$328
Neos Therapeutics Inc *(A)	39,307	246
Nevro Corp *	14,017	1,119
Novocure Ltd *	19,279	603
Nuvectra Corp *	24,000	493
Omnicell Inc *	48,534	2,546
Pacific Biosciences of California Inc *(A)	254,444	903
Penumbra Inc *	4,105	567
Phibro Animal Health Corp, Cl A	3,833	176
Pieris Pharmaceuticals Inc *	18,578	94
PRA Health Sciences Inc *	18,727	1,748
Prestige Brands Holdings Inc, Cl A *	41,844	1,606
Quality Systems Inc *	28,000	546
Quidel Corp *	38,349	2,550
REGENXBIO Inc *	6,148	441
Retrophin Inc *	20,545	560
Revance Therapeutics Inc *	22,965	630
Rhythm Pharmaceuticals Inc *	25,875	809
Sangamo Therapeutics Inc *	9,194	131
Sarepta Therapeutics Inc *	4,096	541
Sientra Inc *	71,161	1,388
Simulations Plus Inc	3,852	86
STAAR Surgical Co *	14,248	442
Supernus Pharmaceuticals Inc *(A)	42,533	2,546
Syneos Health Inc, Cl A *	35,944	1,686
Tabula Rasa HealthCare Inc *	8,475	541
Tactile Systems Technology Inc *	12,958	674
Tandem Diabetes Care Inc *	22,987	506
Teladoc Inc *(A)	32,768	1,902
Tenet Healthcare Corp *	13,642	458
Vanda Pharmaceuticals Inc *	5,770	110
Verastem Inc *	58,000	399
Viking Therapeutics Inc *	122,869	1,166
WaVe Life Sciences Ltd *(A)	17,689	677
Xencor Inc *	15,869	587
Xeris Pharmaceuticals Inc *	21,700	412
Zogenix Inc *	9,044	400

		94,407

Industrials — 19.2%
ABM Industries Inc	59,508	1,737
Air Transport Services Group Inc *	54,586	1,233
Apogee Enterprises Inc	31,305	1,508
ASGN Inc *	22,403	1,752
Avis Budget Group Inc *	7,634	248
Axon Enterprise Inc *	8,972	567
Barrett Business Services Inc	1,825	176
BMC Stock Holdings Inc *	35,279	736
Brink’s Co/The	21,230	1,693
Builders FirstSource Inc *	1,135	21
Chart Industries Inc *	9,059	559
Clean Harbors Inc *	48,978	2,721

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comfort Systems USA Inc	4,164	$191
Commercial Vehicle Group Inc *	5,776	42
Construction Partners Inc, Cl A *	53,633	706
Deluxe Corp	7,300	483
Dycom Industries Inc *	8,519	805
Exponent Inc	28,272	1,366
Forrester Research Inc	24,864	1,043
Fortress Transportation & Infrastructure Investors LLC	107,281	1,939
Forward Air Corp	28,775	1,700
FTI Consulting Inc *	9,253	560
Global Brass & Copper Holdings Inc	4,702	147
Graham Corp, Cl A	36,857	951
Granite Construction Inc	19,139	1,065
H&E Equipment Services Inc	5,166	194
Harsco Corp *	12,787	283
Hawaiian Holdings Inc	7,861	283
Heartland Express Inc	114,362	2,121
Heritage-Crystal Clean Inc *	110,550	2,222
Herman Miller Inc	2,139	73
Hillenbrand Inc	7,238	341
Hudson Technologies Inc *(A)	114,071	229
ICF International Inc, Cl A	8,151	579
InnerWorkings Inc *	269,835	2,345
Insperity Inc, Cl A	9,211	877
John Bean Technologies Corp, Cl A	30,764	2,735
Kennametal Inc	43,379	1,557
Kirby Corp *	27,976	2,339
Korn/Ferry International	11,246	697
MasTec Inc *	37,701	1,913
McGrath RentCorp	9,198	582
Mercury Systems Inc *	17,831	679
MSC Industrial Direct Co Inc, Cl A	16,608	1,409
Multi-Color Corp	41,865	2,707
NV5 Global Inc *	12,862	891
Patrick Industries Inc *	2,600	148
PGT Innovations Inc *	25,766	537
Primoris Services Corp	6,474	176
Proto Labs Inc *	22,616	2,690
Quad/Graphics Inc	7,876	164
Ritchie Bros Auctioneers Inc	29,050	991
Rush Enterprises Inc, Cl A *	4,976	216
Saia Inc *	11,154	902
SiteOne Landscape Supply Inc *	13,627	1,144
SP Plus Corp *	65,464	2,435
Sunrun Inc *	43,488	572
Tennant Co	29,579	2,337
TPI Composites Inc *	20,916	612
Trex Co Inc *	6,216	389
TriNet Group Inc *	73,974	4,138
TrueBlue Inc *	66,124	1,782
UniFirst Corp/MA	2,648	468

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Forest Products Inc	8,000	$293
Vicor Corp *	10,176	443
Wabash National Corp	4,415	82
WageWorks Inc *	42,928	2,146
Watts Water Technologies Inc, Cl A	13,778	1,080
XPO Logistics Inc *	16,926	1,696
YRC Worldwide Inc *	103,957	1,045

		75,491

Information Technology — 24.5%
2U Inc *	40,600	3,393
3D Systems Corp *(A)	60,367	834
Actua Corp	105,055	105
Acxiom Corp *	56,081	1,680
Advanced Energy Industries Inc *	4,863	282
Alteryx Inc, Cl A *(A)	12,177	465
American Software Inc/GA, Cl A	57,161	833
Applied Optoelectronics Inc *(A)	1,814	81
Aspen Technology Inc *	10,681	991
Asure Software Inc *(A)	15,545	248
Benefitfocus Inc *(A)	32,675	1,098
Blucora Inc *	17,172	635
Bottomline Technologies de Inc *	12,710	633
Box Inc, Cl A *	50,246	1,256
Cabot Microelectronics Corp	5,706	614
CalAmp Corp *	67,617	1,584
Carbon Black Inc *(A)	15,600	406
Carbonite Inc *	86,313	3,012
Care.com Inc *	1,811	38
Cargurus Inc, Cl A *(A)	11,312	393
ChannelAdvisor Corp *	60,572	851
Cimpress NV *	7,371	1,069
comScore Inc *	21,755	474
Comtech Telecommunications Corp	18,942	604
Control4 Corp *	4,925	120
ConvergeOne Holdings Inc (A)	204,410	1,919
Cornerstone OnDemand Inc *	60,775	2,883
Coupa Software Inc *	25,844	1,609
Cray Inc *	19,727	485
Cree Inc *	9,835	409
CSG Systems International Inc	4,553	186
CTS Corp	27,024	973
CyberArk Software Ltd *	24,295	1,530
Descartes Systems Group Inc/The *	38,951	1,266
Entegris Inc	33,986	1,152
Envestnet Inc *	18,119	996
EPAM Systems Inc *	4,421	550
ePlus Inc *	2,372	223
Etsy Inc *	18,413	777
Euronet Worldwide Inc *	19,061	1,597
Everbridge Inc *	77,753	3,687
EVERTEC Inc	11,679	255

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fair Isaac Corp *	3,930	$760
FireEye Inc *	184,164	2,834
Fitbit Inc, Cl A *	63,623	415
Five9 Inc *	78,189	2,703
Glu Mobile Inc *	93,705	601
HubSpot Inc *	8,728	1,094
Ichor Holdings Ltd *	8,686	184
Immersion Corp *	4,800	74
InterXion Holding NV *	26,111	1,630
KEMET Corp *	9,935	240
Littelfuse Inc	6,467	1,476
LivePerson Inc *	72,332	1,526
MAXIMUS Inc	20,161	1,252
Mesa Laboratories Inc (A)	4,158	878
Methode Electronics Inc	5,291	213
MINDBODY Inc, Cl A *	14,223	549
MKS Instruments Inc	3,676	352
MongoDB Inc, Cl A *(A)	8,622	428
Monolithic Power Systems Inc	13,520	1,807
New Relic Inc *	3,230	325
nLight Inc *(A)	14,529	480
Novanta Inc *	28,327	1,765
OneSpan Inc *	28,600	562
Paylocity Holding Corp *	534	31
Perficient Inc *	52,641	1,388
Plantronics Inc	8,557	652
Presidio Inc *	101,987	1,336
Progress Software Corp	5,398	210
Proofpoint Inc *	16,922	1,951
Q2 Holdings Inc *	23,207	1,324
QAD Inc, Cl A	26,144	1,311
Qualys Inc *	5,629	475
Rapid7 Inc *	22,050	622
RealPage Inc *	24,980	1,376
RingCentral Inc, Cl A *	41,099	2,891
SailPoint Technologies Holding Inc *	20,042	492
Science Applications International Corp	4,253	344
Semtech Corp *	13,091	616
Shutterstock Inc *	35,884	1,703
SMART Global Holdings Inc *	1,260	40
Stamps.com Inc *	1,623	411
Stratasys Ltd *(A)	41,069	786
Switch Inc, Cl A (A)	82,757	1,007
Syntel Inc *	6,348	204
Systemax Inc	2,405	83
Tech Data Corp *	795	65
Trade Desk Inc/The, Cl A *	7,457	699
TrueCar Inc *	70,614	712
Twilio Inc, Cl A *	9,005	504
Tyler Technologies Inc *	5,925	1,316
Ultra Clean Holdings Inc *	7,884	131
Upland Software Inc *	31,044	1,067

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USA Technologies Inc *	93,427	$1,308
Varonis Systems Inc *	37,856	2,820
Web.com Group Inc *	8,248	213
Xcerra Corp *	20,002	279
XO Group Inc *	59,784	1,913
Yext Inc *(A)	23,714	459
Zendesk Inc *	23,247	1,267

		96,350

Materials — 1.4%
AdvanSix Inc *	4,971	182
Boise Cascade Co	4,775	214
Ingevity Corp *	16,199	1,310
KMG Chemicals Inc	18,226	1,345
Kronos Worldwide Inc	5,472	123
Louisiana-Pacific Corp	12,615	343
Summit Materials Inc, Cl A *	17,762	466
Trinseo SA	3,947	280
US Concrete Inc *(A)	20,110	1,056
Warrior Met Coal Inc	3,200	88

		5,407

Real Estate — 1.8%
CoreSite Realty Corp ‡	8,935	990
FirstService Corp	10,835	824
Jernigan Capital Inc ‡(A)	37,474	714
Marcus & Millichap Inc *	3,785	148
Medical Properties Trust Inc ‡	97,232	1,365
National Storage Affiliates Trust ‡	49,164	1,515
PotlatchDeltic Corp ‡	3,153	161
Rexford Industrial Realty Inc ‡	37,585	1,180
RMR Group Inc/The	2,602	204

		7,101

Telecommunication Services — 0.6%
Boingo Wireless Inc *	66,354	1,499
Iridium Communications Inc *	40,505	652
Vonage Holdings Corp *	29,000	374

		2,525

Total Common Stock (Cost $314,415) ($ Thousands)		385,388

	Number of Rights

RIGHTS — 0.0%
Dyax CVR, Expires 12/31/2019 *	7,184	—

Durata Therapeutics *‡‡(B)	8,500	—

Total Rights (Cost $—) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P.
2.010% **†(E)	21,694,512	$21,695

Total Affiliated Partnership (Cost $21,694) ($ Thousands)		21,695

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	8,559,330	8,559

Total Cash Equivalent (Cost $8,559) ($ Thousands)		8,559

Total Investments in Securities — 105.7% (Cost $344,668) ($ Thousands)		$415,642

Percentages are based on Net Assets of $393,262 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $22,149 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2018 was $58 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2018 was $58 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $21,695 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Small Cap Growth Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$385,330	$–	$58	$385,388
Rights	–	–	–	–
Affiliated Partnership	–	21,695	–	21,695
Cash Equivalent	8,559	–	–	8,559

Total Investments in Securities	$393,889	$21,695	$58	$415,642

* A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 27,403	$ 83,452	$ (89,162)	$ —	$ 2	$ 21,695	$ 333
SEI Daily Income Trust Government Fund, CI F	12,753	128,154	(132,348)	—	—	8,559	101

Totals	$ 40,156	$ 211,606	$ (221,510)	$ —	$ 2	$ 30,254	$ 434

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 14.5%
Aaron’s Inc (A)	25,954	$1,128
Abercrombie & Fitch Co, Cl A (A)	71,154	1,742
Adtalem Global Education Inc *(A)	35,306	1,698
Advance Auto Parts Inc (A)	10,780	1,463
American Eagle Outfitters Inc	53,391	1,241
American Public Education Inc *	25,925	1,091
America’s Car-Mart Inc/TX *	5,561	344
Asbury Automotive Group Inc *	7,493	514
Autoliv Inc (A)	7,000	1,003
Big Lots Inc (A)	120,365	5,029
Biglari Holdings Inc, Cl A *(A)	64	61
Biglari Holdings Inc, Cl B *(A)	14	3
BJ’s Restaurants Inc (A)	27,426	1,646
Bloomin’ Brands Inc (A)	83,017	1,669
Boyd Gaming Corp	59,078	2,048
Bridgepoint Education Inc, Cl A *	12,061	79
Bright Horizons Family Solutions Inc *(A)	16,432	1,685
Brinker International Inc (A)	36,526	1,739
Burlington Stores Inc *	15,376	2,315
Caleres Inc	8,338	287
Carriage Services Inc	38,791	952
Century Communities Inc *(A)	13,157	415
Cheesecake Factory Inc/The (A)	150,871	8,307
Chegg Inc *	66,125	1,838
Citi Trends Inc	37,770	1,036
Cooper Tire & Rubber Co (A)	24,102	634
Cooper-Standard Holdings Inc *	8,000	1,045
Core-Mark Holding Co Inc, Cl A	19,584	445
Dave & Buster’s Entertainment Inc *	67,361	3,206
Del Taco Restaurants Inc *	44,411	630
Dick’s Sporting Goods Inc (A)	11,194	395
Dillard’s Inc, Cl A (A)	2,522	238
Dine Brands Global Inc (A)	4,734	354
Domino’s Pizza Inc	2,231	630
DSW Inc, Cl A (A)	24,755	639
Dunkin’ Brands Group Inc	5,994	414
El Pollo Loco Holdings Inc *(A)	85,672	977
Eldorado Resorts Inc *	27,541	1,077
Five Below Inc *	16,451	1,607
Floor & Decor Holdings Inc, Cl A *(A)	11,760	580
Gentherm Inc *(A)	74,253	2,918
Grand Canyon Education Inc *	20,065	2,239
Group 1 Automotive Inc	9,467	596
Guess? Inc, Cl 3 (A)	72,985	1,562
Hasbro Inc (A)	8,180	755
Hibbett Sports Inc *(A)	75,421	1,727
Installed Building Products Inc *(A)	9,077	513
Interpublic Group of Cos Inc/The (A)	32,406	760
K12 Inc *	58,405	956
LCI Industries (A)	28,180	2,540
Lear Corp	15,285	2,840

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors Inc, Cl A	46,439	$4,392
LKQ Corp *	14,707	469
Marriott Vacations Worldwide Corp	16,786	1,896
Michael Kors Holdings Ltd *	24,328	1,620
New Home Co Inc/The *(A)	7,143	71
Newell Brands Inc, Cl B	20,677	533
Nexstar Media Group Inc, Cl A (A)	92,655	6,801
Nutrisystem Inc (A)	10,989	423
NVR Inc *	127	377
Ollie’s Bargain Outlet Holdings Inc *(A)	40,289	2,921
Oxford Industries Inc, Cl A (A)	25,598	2,124
Perry Ellis International Inc, Cl A *	9,221	251
Planet Fitness Inc, Cl A *(A)	66,798	2,935
Polaris Industries Inc (A)	4,538	554
Pool Corp (A)	24,064	3,646
PVH Corp	10,524	1,576
Scientific Games Corp, Cl A *(A)	4,297	211
Shoe Carnival Inc (A)	12,591	409
Shutterfly Inc *(A)	31,313	2,819
Six Flags Entertainment Corp (A)	170,983	11,977
Skechers U.S.A. Inc, Cl A *	51,228	1,537
SodaStream International Ltd *	20,077	1,713
Stoneridge Inc *	31,673	1,113
Strayer Education Inc (A)	4,806	543
Texas Roadhouse Inc, Cl A (A)	17,057	1,117
Tilly’s Inc, Cl A *	41,573	630
Tower International Inc	40,279	1,281
Tractor Supply Co	13,543	1,036
Ulta Beauty Inc *	3,283	766
Urban Outfitters Inc *(A)	13,717	611
Vail Resorts Inc	14,392	3,946
Vera Bradley Inc *	63,103	886
Visteon Corp *	12,722	1,644
Weight Watchers International Inc *(A)	16,034	1,621
Wendy’s Co/The (A)	180,995	3,109
Whirlpool Corp (A)	5,200	760
ZAGG Inc *(A)	28,169	487
Zumiez Inc *	11,278	283

		138,698

Consumer Staples — 3.1%
Andersons Inc/The (A)	32,924	1,126
Central Garden & Pet Co, Cl A *	25,607	1,036
Chefs’ Warehouse Inc/The *	20,954	597
Energizer Holdings Inc (A)	10,900	686
Fresh Del Monte Produce Inc	10,000	446
Freshpet Inc *(A)	48,473	1,331
Hain Celestial Group Inc/The *(A)	195,794	5,835
Hostess Brands Inc, Cl A *(A)	203,898	2,773
HRG Group Inc *	273,315	3,578
Ingredion Inc	7,843	868
J&J Snack Foods Corp (A)	7,030	1,072

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kroger Co (A)	19,039	$542
Lamb Weston Holdings Inc	34,188	2,342
Pinnacle Foods Inc	66,828	4,348
Sanderson Farms Inc (A)	11,787	1,239
Seaboard Corp	23	91
United Natural Foods Inc *(A)	25,677	1,095
USANA Health Sciences Inc *	4,731	545

		29,550

Energy — 4.5%
Abraxas Petroleum Corp *	177,515	513
Andeavor	14,412	1,890
Antero Resources Corp *(A)	68,550	1,463
Arch Coal Inc (A)	4,292	337
Bonanza Creek Energy Inc *	6,936	263
Callon Petroleum Co *(A)	34,387	369
CNX Resources Corp *	19,217	342
Concho Resources Inc *(A)	3,951	547
Diamondback Energy Inc, Cl A (A)	13,875	1,825
Gulfport Energy Corp *	380,817	4,787
Matador Resources Co *(A)	68,125	2,047
Matrix Service Co *	72,228	1,325
Midstates Petroleum Co Inc *	42,752	582
Noble Corp PLC *(A)	274,731	1,739
Oasis Petroleum Inc *(A)	62,111	806
Overseas Shipholding Group Inc, Cl A *	128,503	499
Parsley Energy Inc, Cl A *(A)	154,467	4,677
Patterson-UTI Energy Inc	20,651	372
PBF Energy Inc, Cl A (A)	109,346	4,585
PDC Energy Inc, Cl A *	33,374	2,017
Peabody Energy Corp (A)	10,194	464
Penn Virginia Corp *	11,449	972
Pioneer Natural Resources Co	2,474	468
Range Resources Corp (A)	108,223	1,810
RSP Permian Inc *	83,609	3,680
SandRidge Energy Inc *	37,238	661
Whiting Petroleum Corp *	73,154	3,857
WPX Energy Inc *	16,685	301

		43,198

Financials — 18.4%
1st Source Corp	4,460	238
Affiliated Managers Group Inc	12,845	1,910
Allstate Corp	7,797	712
American Equity Investment Life Holding Co	160,817	5,789
American Financial Group Inc	14,643	1,572
Ameriprise Financial Inc	4,701	658
Arch Capital Group Ltd *	10,008	265
Argo Group International Holdings Ltd	6,242	363
Assurant Inc	10,159	1,051
Assured Guaranty Ltd	13,356	477
Atlantic Capital Bancshares Inc *	20,753	408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BancFirst Corp	8,096	$479
Bancorp Inc/The *	129,901	1,359
Bank of Marin Bancorp	5,432	439
Bank of the Ozarks (A)	33,239	1,497
BankUnited Inc	89,514	3,657
Beneficial Bancorp Inc	51,000	826
BGC Partners Inc, Cl A	334,772	3,790
BofI Holding Inc *(A)	42,270	1,729
Bryn Mawr Bank Corp	1,829	85
Canadian Imperial Bank of Commerce	3,321	289
Cannae Holdings Inc *	32,120	596
Central Pacific Financial Corp	25,426	728
Chemical Financial Corp (A)	17,703	986
City Holding Co (A)	4,920	370
CNO Financial Group Inc	163,143	3,106
Columbia Banking System Inc (A)	129,637	5,302
Community Trust Bancorp Inc	12,085	604
Cowen Inc, Cl A *(A)	92,119	1,276
Customers Bancorp Inc *(A)	25,337	719
Dime Community Bancshares Inc	95,414	1,861
E*TRADE Financial Corp *	16,141	987
Eagle Bancorp Inc *	33,168	2,033
East West Bancorp Inc	37,713	2,459
Employers Holdings Inc	17,888	719
Enterprise Financial Services Corp	9,147	493
Equity Bancshares Inc, Cl A *	8,261	343
Evercore Inc, Cl A (A)	15,008	1,583
Everest Re Group Ltd	6,060	1,397
FBL Financial Group Inc, Cl A	2,500	197
Federal Agricultural Mortgage Corp, Cl C	7,433	665
Fidelity Southern Corp	20,478	520
Financial Institutions Inc	11,500	378
First American Financial Corp	23,494	1,215
First Busey Corp	19,848	630
First Citizens BancShares Inc/NC, Cl A	1,150	464
First Commonwealth Financial Corp (A)	166,740	2,586
First Defiance Financial Corp	25,391	1,703
First Financial Corp/IN	2,007	91
First Interstate BancSystem Inc, Cl A	19,006	802
First of Long Island Corp/The	1,062	26
FirstCash Inc	21,988	1,976
FNB Corp/PA (Pennsylvania) (A)	102,113	1,370
Franklin Financial Network Inc *(A)	18,207	685
Genworth Financial Inc, Cl A *	125,138	563
Great Southern Bancorp Inc	15,730	900
Great Western Bancorp Inc (A)	56,830	2,386
Green Dot Corp, Cl A *	65,145	4,781
Hamilton Lane Inc, Cl A	31,690	1,520
Hanover Insurance Group Inc, Cl A	34,803	4,161
Heartland Financial USA Inc	14,677	805
Heritage Commerce Corp	18,963	322
Heritage Financial Corp/WA (A)	15,795	550

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hilltop Holdings Inc	42,398	$936
HomeStreet Inc *	10,582	285
Horace Mann Educators Corp, Cl A	22,271	993
Horizon Bancorp Inc/IN	16,722	346
Houlihan Lokey Inc, Cl A (A)	42,219	2,162
Huntington Bancshares Inc/OH	127,744	1,885
Independent Bank Corp/MI	21,864	558
Infinity Property & Casualty Corp	6,577	936
International Bancshares Corp	20,180	864
INTL. FCStone Inc *	11,359	587
Investors Bancorp Inc	57,756	739
Kemper Corp, Cl A (A)	11,725	887
LPL Financial Holdings Inc	51,260	3,360
MarketAxess Holdings Inc (A)	3,601	712
MB Financial Inc	131,727	6,152
Mercantile Bank Corp	11,959	442
MGIC Investment Corp *	143,609	1,539
Midland States Bancorp Inc (A)	19,544	670
National General Holdings Corp (A)	154,625	4,071
OFG Bancorp	532,421	7,480
Oritani Financial Corp	89,727	1,454
PacWest Bancorp (A)	167,113	8,259
Peapack Gladstone Financial Corp	9,164	317
PennyMac Financial Services Inc, Cl A *	37,039	728
Piper Jaffray Cos (A)	8,894	683
Popular Inc	47,861	2,164
ProAssurance Corp	3,352	119
QCR Holdings Inc	9,003	427
Raymond James Financial Inc	213	19
Regional Management Corp *	20,351	713
Reinsurance Group of America Inc, Cl A	13,096	1,748
RenaissanceRe Holdings Ltd (A)	1,520	183
Sandy Spring Bancorp Inc	15,601	640
Santander Consumer USA Holdings Inc	61,684	1,178
Selective Insurance Group Inc	44,472	2,446
ServisFirst Bancshares Inc (A)	15,218	635
Signature Bank/New York NY, Cl B *(A)	6,716	859
SLM Corp *(A)	126,674	1,450
South State Corp	41,730	3,599
Starwood Property Trust Inc ‡(A)	139,591	3,030
State Bank Financial Corp	12,145	406
Stifel Financial Corp (A)	16,039	838
SVB Financial Group, Cl B *	10,502	3,033
Synovus Financial Corp	17,477	923
TCF Financial Corp	55,027	1,355
Tompkins Financial Corp (A)	3,683	316
TriCo Bancshares	7,790	292
TrustCo Bank Corp NY	22,409	199
Umpqua Holdings Corp	84,263	1,903
United Financial Bancorp Inc	83,679	1,466
Unum Group	29,327	1,085
Urstadt Biddle Properties Inc, Cl A ‡	60,491	1,369

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Validus Holdings Ltd	11,123	$752
Voya Financial Inc	53,770	2,527
Walker & Dunlop Inc	12,464	694
Webster Financial Corp (A)	3,768	240
Western Alliance Bancorp *	71,507	4,048
WSFS Financial Corp	28,005	1,493
Zions Bancorporation (A)	76,038	4,006

		175,651

Health Care — 12.9%
ABIOMED Inc *	8,661	3,543
Aclaris Therapeutics Inc *(A)	60,195	1,202
Aerie Pharmaceuticals Inc *(A)	31,860	2,152
Aimmune Therapeutics Inc *(A)	21,128	568
Align Technology Inc *	8,181	2,799
AmerisourceBergen Corp, Cl A (A)	6,015	513
AMN Healthcare Services Inc *(A)	16,505	967
Array BioPharma Inc *	16,217	272
Audentes Therapeutics Inc *	13,357	510
BioMarin Pharmaceutical Inc *	21,122	1,990
Bio-Rad Laboratories Inc, Cl A *	1,267	366
Bio-Techne Corp (A)	6,685	989
BioTelemetry Inc *	6,659	300
Blueprint Medicines Corp *(A)	4,312	274
Catalent Inc *	7,870	330
Charles River Laboratories International Inc *	7,525	845
Chemed Corp	9,369	3,015
Clovis Oncology Inc *(A)	10,050	457
Collegium Pharmaceutical Inc *	32,280	770
Concert Pharmaceuticals Inc *	25,247	425
DexCom Inc *(A)	17,493	1,661
Emergent BioSolutions Inc *(A)	61,329	3,096
Enanta Pharmaceuticals Inc *	2,867	332
Encompass Health Corp	19,928	1,350
Envision Healthcare Corp *(A)	45,014	1,981
Exelixis Inc *(A)	34,784	749
GW Pharmaceuticals PLC ADR *	3,127	436
Haemonetics Corp *	32,853	2,946
Halyard Health *(A)	16,087	921
Heron Therapeutics Inc *	11,255	437
Humana Inc	5,500	1,637
ICON PLC *(A)	18,166	2,408
ICU Medical Inc *	5,669	1,665
IDEXX Laboratories Inc *	6,675	1,455
Incyte Corp *(A)	3,300	221
Innoviva Inc *	37,747	521
Insmed Inc *	43,410	1,027
Insulet Corp *	17,847	1,529
Integra LifeSciences Holdings Corp *(A)	25,000	1,610
iRhythm Technologies Inc *	13,974	1,134
Jazz Pharmaceuticals PLC *	10,360	1,785

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keryx Biopharmaceuticals Inc *(A)	197,407	$742
Lannett Co Inc *(A)	104,930	1,427
LHC Group Inc *(A)	8,754	749
Ligand Pharmaceuticals Inc *(A)	78,613	16,286
LivaNova PLC *	22,810	2,277
Luminex Corp	45,103	1,332
Magellan Health Inc *(A)	12,967	1,244
Masimo Corp *	15,397	1,503
Medidata Solutions Inc *(A)	1,269	102
Medpace Holdings Inc *	8,816	379
Meridian Bioscience Inc	90,819	1,444
Mettler-Toledo International Inc *	411	238
Molina Healthcare Inc *(A)	14,566	1,427
National HealthCare Corp	8,391	591
Nektar Therapeutics, Cl A *(A)	16,429	802
Neurocrine Biosciences Inc *(A)	11,542	1,134
Nevro Corp *(A)	8,092	646
Novocure Ltd *	43,827	1,372
Orthofix International NV *	10,436	593
Pacira Pharmaceuticals Inc/DE *	44,489	1,426
Penumbra Inc *(A)	10,162	1,404
PerkinElmer Inc (A)	12,707	931
Phibro Animal Health Corp, Cl A	36,647	1,688
Premier Inc, Cl A *(A)	92,258	3,356
Progenics Pharmaceuticals Inc *(A)	83,501	671
Puma Biotechnology Inc *	24,295	1,437
QIAGEN NV *	19,507	705
Quality Systems Inc *(A)	39,665	773
REGENXBIO Inc *	5,895	423
Sage Therapeutics Inc *(A)	3,171	496
Sarepta Therapeutics Inc *	19,464	2,573
Supernus Pharmaceuticals Inc *	108,982	6,523
Syneos Health Inc, Cl A *(A)	85,413	4,006
Teleflex Inc (A)	18,740	5,026
Tenet Healthcare Corp *	30,519	1,025
TESARO Inc *(A)	12,579	559
Triple-S Management Corp, Cl B *	33,947	1,326
United Therapeutics Corp *(A)	10,581	1,197
WellCare Health Plans Inc *	11,253	2,771

		123,792

Industrials — 14.7%
AAR Corp (A)	16,008	744
ACCO Brands Corp	195,035	2,701
Acuity Brands Inc	5,691	659
Aegion Corp, Cl A *	26,759	689
Alaska Air Group Inc (A)	3,200	193
AO Smith Corp (A)	28,088	1,661
Apogee Enterprises Inc (A)	55,400	2,669
ArcBest Corp	25,532	1,167
ASGN Inc *	8,718	682
Atlas Air Worldwide Holdings Inc *	74,510	5,342

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axon Enterprise Inc *(A)	5,500	$348
Beacon Roofing Supply Inc *(A)	5,422	231
BWX Technologies Inc, Cl W	120,611	7,516
Carlisle Cos Inc (A)	22,082	2,392
Chart Industries Inc *	5,080	313
Cintas Corp	12,501	2,314
Copa Holdings SA, Cl A	5,789	548
Copart Inc *(A)	12,594	712
CoStar Group Inc *(A)	10,197	4,208
Crane Co, Cl A	9,649	773
Curtiss-Wright Corp	15,306	1,822
Deluxe Corp (A)	11,400	755
Ducommun Inc *	12,544	415
DXP Enterprises Inc/TX *	12,853	491
Dycom Industries Inc *(A)	15,943	1,507
EMCOR Group Inc	24,206	1,844
Engility Holdings Inc *	23,184	710
Esterline Technologies Corp *	4,304	318
Federal Signal Corp	15,715	366
Genesee & Wyoming Inc, Cl A *	104,845	8,526
Global Brass & Copper Holdings Inc	8,105	254
Greenbrier Cos Inc/The (A)	22,252	1,174
H&E Equipment Services Inc	31,700	1,192
Hawaiian Holdings Inc (A)	26,352	947
HD Supply Holdings Inc *	29,102	1,248
Hexcel Corp, Cl A (A)	24,458	1,624
HNI Corp	3,926	146
Huntington Ingalls Industries Inc, Cl A	6,945	1,506
Hyster-Yale Materials Handling Inc (A)	2,559	164
ICF International Inc, Cl A	4,655	331
IDEX Corp	13,263	1,810
Insperity Inc, Cl A	8,458	806
Insteel Industries Inc (A)	93,604	3,126
ITT Inc	35,248	1,842
JetBlue Airways Corp *	39,349	747
John Bean Technologies Corp, Cl A (A)	3,191	284
Kadant Inc	21,160	2,035
Kaman Corp, Cl A	58,958	4,109
KAR Auction Services Inc	252,391	13,831
Kirby Corp *	3,645	305
L3 Technologies Inc	7,300	1,404
LB Foster Co, Cl A *	54,099	1,242
Lincoln Electric Holdings Inc	9,496	833
ManpowerGroup Inc	6,817	587
Masonite International Corp *	48,640	3,495
MasTec Inc *(A)	29,249	1,484
Meritor Inc *	104,885	2,158
Middleby Corp/The *(A)	11,790	1,231
MSA Safety Inc	10,698	1,031
Navigant Consulting Inc *	19,621	434
Navistar International Corp *(A)	12,320	502
Old Dominion Freight Line Inc, Cl A (A)	25,477	3,795

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens Corning	7,414	$470
RBC Bearings Inc *	11,061	1,425
Resources Connection Inc	8,766	148
Robert Half International Inc	26,215	1,707
Ryder System Inc	8,900	640
Saia Inc *(A)	9,826	794
SiteOne Landscape Supply Inc *(A)	4,650	390
SkyWest Inc	21,047	1,092
SP Plus Corp *	23,234	864
Spartan Motors Inc	33,756	510
Sparton Corp *	16,545	314
Spirit AeroSystems Holdings Inc, Cl A (A)	28,103	2,414
Spirit Airlines Inc *(A)	11,731	426
Teledyne Technologies Inc *	20,481	4,077
Tetra Tech Inc	27,739	1,623
Toro Co/The	10,348	623
TransDigm Group Inc *	1,510	521
TransUnion	15,948	1,143
Trinity Industries Inc	25,657	879
TrueBlue Inc *	18,524	499
United Rentals Inc *	9,199	1,358
Vectrus Inc *	16,716	515
Wabash National Corp (A)	37,011	691
Wabtec Corp/DE (A)	3,600	355
WageWorks Inc *(A)	8,366	418
Waste Connections Inc	7,173	540
Watsco Inc (A)	3,339	595
WESCO International Inc *	15,068	860
XPO Logistics Inc *(A)	56,530	5,663
Xylem Inc/NY	9,310	627

		140,474

Information Technology — 18.1%
2U Inc *	20,631	1,724
ACI Worldwide Inc *(A)	238,713	5,889
Advanced Energy Industries Inc *	3,072	178
Akamai Technologies Inc *	3,474	254
Alpha & Omega Semiconductor Ltd *	23,074	329
ANSYS Inc *(A)	2,600	453
Apptio Inc, Cl A *(A)	50,872	1,842
Arista Networks Inc *	4,501	1,159
Arrow Electronics Inc, Cl A *	2,326	175
Aspen Technology Inc *	39,833	3,694
Avnet Inc (A)	7,600	326
Belden Inc (A)	9,618	588
Benchmark Electronics Inc	25,072	731
Blackbaud Inc, Cl A (A)	3,876	397
Bottomline Technologies de Inc *(A)	23,423	1,167
Broadcom Inc	9,282	2,252
Broadridge Financial Solutions Inc	1,700	196
Cadence Design Systems Inc *	54,862	2,376
CDW Corp/DE	10,820	874

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimpress NV *(A)	14,204	$2,059
Cirrus Logic Inc *(A)	16,316	625
Coherent Inc *(A)	3,990	624
Comtech Telecommunications Corp	27,895	889
Convergys Corp	34,502	843
Criteo SA ADR *	118,340	3,888
CSG Systems International Inc	16,700	683
Cypress Semiconductor Corp (A)	278,055	4,332
Echo Global Logistics Inc *	36,887	1,079
Electronic Arts Inc *	13,002	1,834
Entegris Inc	26,270	891
EPAM Systems Inc *	5,383	669
Etsy Inc *	39,574	1,670
EVERTEC Inc *	128,127	2,800
Fidelity National Information Services Inc, Cl B	12,186	1,292
Finisar Corp *(A)	109,940	1,979
Gartner Inc *(A)	2,935	390
Global Payments Inc	5,841	651
GrubHub Inc *(A)	23,204	2,434
GTT Communications Inc *(A)	29,344	1,321
Guidewire Software Inc, Cl Z *(A)	13,806	1,226
Hortonworks Inc *(A)	25,644	467
IAC/InterActiveCorp *	84,810	12,933
Inphi Corp *(A)	24,989	815
Insight Enterprises Inc *	21,641	1,059
Integrated Device Technology Inc *(A)	177,905	5,672
InterDigital Inc/PA	24,764	2,003
InterXion Holding NV *	26,628	1,662
j2 Global Inc (A)	79,086	6,850
Jabil Inc (A)	43,582	1,206
Keysight Technologies Inc *	29,653	1,750
Leidos Holdings Inc	24,667	1,455
Littelfuse Inc (A)	10,000	2,282
Lumentum Holdings Inc *(A)	9,250	536
Manhattan Associates Inc *(A)	10,280	483
ManTech International Corp/VA, Cl A	22,734	1,219
Marvell Technology Group Ltd (A)	49,877	1,069
Match Group Inc *(A)	30,569	1,184
MAXIMUS Inc	22,464	1,395
Mellanox Technologies Ltd *	17,630	1,486
Microchip Technology Inc (A)	10,000	910
MKS Instruments Inc	14,407	1,379
MoneyGram International Inc *	72,804	487
Monolithic Power Systems Inc	13,891	1,857
NCR Corp *(A)	30,095	902
New Relic Inc *	15,592	1,568
Nutanix Inc, Cl A *	32,867	1,695
ON Semiconductor Corp *(A)	159,825	3,554
Orbotech Ltd *	25,145	1,554
Palo Alto Networks Inc *	4,182	859
Pandora Media Inc *	51,409	405

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paylocity Holding Corp *(A)	13,221	$778
Perficient Inc *	12,505	330
Proofpoint Inc *	9,299	1,072
Pure Storage Inc, Cl A *	47,025	1,123
Q2 Holdings Inc *	18,175	1,037
Qorvo Inc *(A)	10,870	871
RealPage Inc *	9,736	536
RingCentral Inc, Cl A *	43,641	3,070
Rudolph Technologies Inc *	12,270	363
ScanSource Inc *	16,559	667
Science Applications International Corp	11,933	966
Semtech Corp *(A)	117,093	5,509
Shopify Inc, Cl A *(A)	3,604	526
Shutterstock Inc *(A)	31,581	1,499
Silicon Laboratories Inc *	19,462	1,938
Silicon Motion Technology Corp ADR (A)	109,848	5,810
Square Inc, Cl A *(A)	30,967	1,909
SS&C Technologies Holdings Inc	17,556	911
Stamps.com Inc *	26,670	6,749
Super Micro Computer Inc *(A)	66,951	1,583
Sykes Enterprises Inc *(A)	9,942	286
Synaptics Inc *(A)	34,542	1,740
Synopsys Inc *	20,308	1,738
Take-Two Interactive Software Inc, Cl A *	17,355	2,054
Tech Data Corp *	11,750	965
Teradyne Inc (A)	29,582	1,126
Trade Desk Inc/The, Cl A *(A)	25,821	2,422
Travelport Worldwide Ltd	56,099	1,040
Twilio Inc, Cl A *	5,646	316
Tyler Technologies Inc *	4,765	1,058
VeriFone Systems Inc *	18,965	433
Wix.com Ltd *	18,931	1,899
WNS Holdings Ltd ADR *	27,299	1,425
Xcerra Corp *	30,150	421
XO Group Inc *	16,619	532
Zebra Technologies Corp, Cl A *	7,614	1,091
Zendesk Inc *	8,104	442

		173,714

Materials — 4.5%
A Schulman Inc	51,428	2,289
AdvanSix Inc *	7,561	277
Albemarle Corp (A)	10,887	1,027
Alcoa Corp *	7,066	331
Allegheny Technologies Inc *(A)	11,924	300
American Vanguard Corp, Cl B	16,000	367
Ashland Global Holdings Inc	18,652	1,458
Avery Dennison Corp	24,778	2,530
Berry Global Group Inc *	41,193	1,892
Boise Cascade Co	24,368	1,089
Cabot Corp	24,685	1,525
Commercial Metals Co, Cl A	68,406	1,444

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Holdings Inc *	4,800	$215
FMC Corp	81,975	7,313
FutureFuel Corp	5,516	77
Huntsman Corp	23,455	685
Ingevity Corp *	4,855	393
Louisiana-Pacific Corp	6,195	169
Materion Corp	12,245	663
Neenah Inc, Cl A (A)	14,000	1,188
Owens-Illinois Inc *	43,247	727
Packaging Corp of America	10,242	1,145
PolyOne Corp	61,364	2,652
Rayonier Advanced Materials Inc	43,416	742
Sensient Technologies Corp (A)	16,062	1,149
Silgan Holdings Inc (A)	85,927	2,305
Steel Dynamics Inc	42,104	1,935
Stepan Co	6,908	539
Summit Materials Inc, Cl A *(A)	38,199	1,003
Tahoe Resources Inc *	55,503	273
Trinseo SA	9,153	649
United States Steel Corp	30,079	1,045
Valvoline Inc (A)	60,500	1,305
Verso Corp *	33,107	720
Westlake Chemical Corp (A)	8,462	911
Worthington Industries Inc	10,292	432

		42,764

Real Estate — 4.1%
Alexander’s Inc ‡	4,703	1,799
Alexandria Real Estate Equities Inc ‡	10,497	1,324
Armada Hoffler Properties Inc ‡(A)	70,201	1,046
Chatham Lodging Trust ‡(A)	14,808	314
City Office Inc ‡	77,519	995
CoreCivic Inc ‡	83,453	1,994
CoreSite Realty Corp ‡	5,244	581
Digital Realty Trust Inc, Cl A ‡	10,717	1,196
Douglas Emmett Inc ‡	4,298	173
Education Realty Trust Inc ‡	17,855	741
EPR Properties, Cl A ‡(A)	1,000	65
Four Corners Property Trust Inc ‡	36,846	907
Gaming and Leisure Properties Inc ‡	84,530	3,026
GEO Group Inc/The ‡	20,390	562
Getty Realty Corp ‡	28,351	799
Howard Hughes Corp/The *(A)	34,878	4,621
InfraREIT Inc ‡	57,632	1,278
Invitation Homes Inc ‡(A)	90,251	2,081
iStar Inc *‡	64,431	695
Jones Lang LaSalle Inc (A)	16,139	2,679
MedEquities Realty Trust Inc ‡	17,891	197
Medical Properties Trust Inc ‡(A)	398,546	5,596
Mid-America Apartment Communities Inc ‡	5,599	564
Monmouth Real Estate Investment Corp, Cl A ‡	24,916	412

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regency Centers Corp ‡	6,935	$430
Ryman Hospitality Properties Inc ‡	14,227	1,183
Saul Centers Inc ‡	5,665	304
Sun Communities Inc ‡	1,400	137
Sunstone Hotel Investors Inc ‡(A)	59,555	990
Tier REIT Inc ‡	29,872	710
Xenia Hotels & Resorts Inc ‡	90,567	2,206

		39,605

Telecommunication Services — 0.5%
Boingo Wireless Inc *(A)	40,990	926
Cogent Communications Holdings Inc	12,431	664
Vonage Holdings Corp *	259,708	3,347

		4,937

Utilities — 1.8%
Atmos Energy Corp	20,484	1,846
Avista Corp (A)	21,700	1,143
CMS Energy Corp	10,600	501
Evergy Inc	25,333	1,423
Hawaiian Electric Industries Inc	55,521	1,904
IDACORP Inc, Cl A	10,909	1,006
Middlesex Water Co	8,501	359
NorthWestern Corp	5,270	302
Portland General Electric Co	43,378	1,855
SJW Group	5,664	375
Southwest Gas Holdings Inc (A)	10,221	780
UGI Corp	35,168	1,831
Unitil Corp	23,965	1,223
Vectren Corp	7,055	504
Vistra Energy Corp *	96,128	2,274

		17,326

Total Common Stock (Cost $577,615) ($ Thousands)		929,709

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals ‡‡	1,900	–

Central European Media Enterprises ‡‡	53	–

Chelseea Therapeutics International CVR ‡‡(B)	3,004	–

Dyax CVR, Expires 12/31/2019	6,884	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 36.8%
SEI Liquidity Fund, L.P.
2.010% **†(C)	351,949,282	$351,952

Total Affiliated Partnership (Cost $351,948) ($ Thousands)		351,952

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	28,859,786	28,860

Total Cash Equivalent (Cost $28,860) ($ Thousands)		28,860

Total Investments in Securities — 136.9% (Cost $958,423) ($ Thousands)		$1,310,521

Percentages are based on Net Assets of $957,596 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $340,001 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $351,952 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

PLC — Public Limited Company

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$929,709	$–	$–	$929,709
Rights	–	–	–	–
Affiliated Partnership	–	351,952	–	351,952
Cash Equivalent	28,860	–	–	28,860

Total Investments in Securities	$958,569	$351,952	$–	$1,310,521

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 76,976	$ 528,440	$ (253,469)	$ —	$ 5	$ 351,952	$ 393
SEI Daily Income Trust, Government Fund, CI F	47,192	72,720	(91,052)	—	—	28,860	329

Totals	$ 124,168	$ 601,160	$ (344,521)	$ —	$ 5	$ 380,812	$ 722

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 15.0%
Advance Auto Parts Inc	2,800	$380
AutoNation Inc *	14,000	680
AutoZone Inc *	260	174
Bloomin’ Brands Inc	10,500	211
BorgWarner Inc	12,000	518
Burlington Stores Inc *	6,900	1,039
Dollar General Corp	9,500	937
DR Horton Inc	6,500	266
Extended Stay America Inc	6,200	134
Foot Locker Inc, Cl A	4,500	237
Gap Inc	12,500	405
Grand Canyon Education Inc *	4,600	513
Hilton Worldwide Holdings Inc	3,800	301
Johnson Outdoors Inc, Cl A	900	76
Kohl’s Corp	12,583	917
Lear Corp	1,400	260
LKQ Corp *	15,500	494
Lululemon Athletica Inc *	8,800	1,099
Macy’s Inc	28,400	1,063
Meritage Homes Corp *	5,500	242
Michaels Cos Inc/The *	12,100	232
News Corp	44,800	694
Nordstrom Inc	2,900	150
NVR Inc *	250	743
PVH Corp	5,100	764
Qurate Retail Inc *	31,800	675
Ross Stores Inc	14,000	1,187
Service Corp International/US	13,200	472
TEGNA Inc	33,700	366
Tenneco Inc	5,100	224
Thor Industries Inc	5,200	506
Ulta Beauty Inc *	3,500	817
VF Corp	10,400	848
Vista Outdoor Inc *	25,500	395
Yum China Holdings Inc	20,900	804

		18,823

Consumer Staples — 3.5%
Archer-Daniels-Midland Co	22,400	1,026
Herbalife Nutrition Ltd *	13,700	736
Ingredion Inc	4,200	465
JM Smucker Co	6,800	731
Pilgrim’s Pride Corp *	21,500	433
Tyson Foods Inc, Cl A	14,100	971
USANA Health Sciences Inc *	400	46

		4,408

Energy — 6.0%
Cheniere Energy Inc *	13,700	893
CNX Resources Corp *	19,700	350
Continental Resources Inc/OK, Cl A *	14,500	939

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energen Corp *	10,600	$772
Exterran Corp *	2,200	55
Hess Corp	7,400	495
HollyFrontier Corp	11,700	801
Marathon Oil Corp	55,200	1,152
Marathon Petroleum Corp	1,200	84
Noble Energy Inc	28,700	1,013
ONEOK Inc	4,500	314
SEACOR Holdings Inc, Cl A *	2,600	149
Williams Cos Inc	18,300	496

		7,513

Financials — 13.1%
Affiliated Managers Group Inc	3,400	506
American Financial Group Inc	4,400	472
Ameriprise Financial Inc	6,700	937
Annaly Capital Management Inc ‡	21,700	223
BGC Partners Inc, Cl A	5,500	62
Citizens Financial Group Inc	24,600	957
CNA Financial Corp	11,900	544
Comerica Inc	2,400	218
Discover Financial Services	14,300	1,007
Donnelley Financial Solutions Inc *	6,300	109
East West Bancorp Inc	10,700	698
Financial Institutions Inc	300	10
First American Financial Corp	13,900	719
FNF Group	19,700	741
Hilltop Holdings Inc	6,500	143
Huntington Bancshares Inc/OH	43,100	636
Interactive Brokers Group Inc, Cl A	3,000	193
Invesco Ltd	21,600	574
Ladder Capital Corp, Cl A ‡	39,800	622
Lincoln National Corp	11,800	735
National General Holdings Corp	1,000	26
Navient Corp	42,600	555
Northern Trust Corp	6,500	669
Old Republic International Corp	33,300	663
OneMain Holdings Inc, Cl A *	11,900	396
Raymond James Financial Inc	1,500	134
Regions Financial Corp	57,000	1,014
Santander Consumer USA Holdings Inc	35,800	683
SunTrust Banks Inc	11,900	786
T Rowe Price Group Inc	6,100	708
Unum Group	17,200	636
Western Asset Mortgage Capital Corp ‡	7,800	81

		16,457

Health Care — 9.5%
Agilent Technologies Inc	14,500	897
Align Technology Inc *	3,000	1,026
athenahealth Inc *	900	143
Bruker Corp	21,200	616

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	8,600	$1,060
Cerner Corp *	13,100	783
Danaher Corp, Cl A	3,600	355
DENTSPLY SIRONA Inc	17,000	744
Edwards Lifesciences Corp, Cl A *	4,200	611
Enanta Pharmaceuticals Inc *	500	58
Genomic Health Inc *	1,800	91
Hill-Rom Holdings Inc	2,600	227
IDEXX Laboratories Inc *	5,300	1,155
Illumina Inc *	3,300	922
Incyte Corp *	4,600	308
Masimo Corp *	2,200	215
Mettler-Toledo International Inc *	1,050	607
Mylan NV *	17,200	622
Perrigo Co PLC	400	29
STERIS PLC	6,300	662
Varian Medical Systems Inc *	700	80
Zimmer Biomet Holdings Inc	6,500	724

		11,935

Industrials — 11.6%
ACCO Brands Corp	14,100	195
AGCO Corp	2,800	170
Alaska Air Group Inc	2,700	163
AMETEK Inc	12,100	873
Atkore International Group Inc *	15,700	326
Colfax Corp *	22,000	674
Continental Building Products Inc *	2,400	76
Crane Co, Cl A	3,500	281
Cummins Inc	6,700	891
Douglas Dynamics Inc	400	19
Equifax Inc	900	113
Global Brass & Copper Holdings Inc	3,600	113
Harris Corp	6,000	867
Huntington Ingalls Industries Inc, Cl A	4,200	911
IDEX Corp	5,900	805
Ingersoll-Rand PLC	3,300	296
Insperity Inc, Cl A	6,000	572
Mueller Industries Inc	1,500	44
NCI Building Systems Inc *	6,600	139
nVent Electric PLC *	9,100	228
Old Dominion Freight Line Inc, Cl A	5,500	819
PACCAR Inc	15,500	960
Pentair PLC	9,100	383
SP Plus Corp *	700	26
Spirit AeroSystems Holdings Inc, Cl A	11,500	988
Textron Inc	8,000	527
Univar Inc *	17,600	462
Universal Forest Products Inc	14,700	538
Vectrus Inc *	4,600	142
WABCO Holdings Inc *	4,800	562
WESCO International Inc *	11,200	640

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	2,600	$802

		14,605

Information Technology — 18.3%
Akamai Technologies Inc *	11,700	857
Analog Devices Inc	12,300	1,180
ANSYS Inc *	5,500	958
Arrow Electronics Inc, Cl A *	9,400	708
Avnet Inc	1,500	64
Booz Allen Hamilton Holding Corp, Cl A	18,400	805
Broadridge Financial Solutions Inc	1,000	115
CACI International Inc, Cl A *	700	118
Cadence Design Systems Inc *	19,800	858
CDW Corp/DE	11,700	945
Cognizant Technology Solutions Corp, Cl A	600	47
CommScope Holding Co Inc *	17,000	496
CoreLogic Inc/United States *	1,700	88
Cypress Semiconductor Corp	19,800	308
Dell Technologies Inc, Cl V *	12,000	1,015
EchoStar Corp, Cl A *	3,800	169
F5 Networks Inc, Cl A *	3,900	673
First Data Corp, Cl A *	2,000	42
Fiserv Inc, Cl A *	14,000	1,037
Fortinet Inc *	12,700	793
Hackett Group Inc/The	2,000	32
IPG Photonics Corp *	400	88
Jabil Inc	19,700	545
Juniper Networks Inc	7,900	217
KLA-Tencor Corp	7,200	738
Leidos Holdings Inc	8,700	513
Maxim Integrated Products Inc	16,200	950
MicroStrategy Inc, Cl A *	900	115
MKS Instruments Inc	3,100	297
NetApp Inc	6,500	510
ON Semiconductor Corp *	35,300	785
Progress Software Corp	5,700	221
PTC Inc *	9,200	863
Red Hat Inc *	2,400	323
Skyworks Solutions Inc	9,000	870
SPS Commerce Inc *	4,200	309
Synopsys Inc *	10,500	898
Total System Services Inc	12,200	1,031
Trimble Inc *	18,000	591
Western Digital Corp	12,700	983
XO Group Inc *	2,800	90
Zebra Technologies Corp, Cl A *	5,100	731

		22,976

Materials — 5.8%
Alcoa Corp *	16,200	759
Celanese Corp, Cl A	7,800	866
Chemours Co/The	16,100	714

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan Inc, Cl B	61,800	$1,067
Huntsman Corp	24,100	704
LyondellBasell Industries NV, Cl A	2,200	242
Nucor Corp	14,700	919
Olin Corp	3,400	98
Owens-Illinois Inc *	26,800	450
Reliance Steel & Aluminum Co	1,000	87
Steel Dynamics Inc	16,200	744
Westlake Chemical Corp	6,500	700

		7,350

Real Estate — 7.7%
Apple Hospitality Inc ‡	36,200	647
Brixmor Property Group Inc ‡	46,600	812
CBRE Group Inc, Cl A *	21,000	1,003
Chesapeake Lodging Trust ‡	14,400	456
CoreCivic Inc ‡	31,200	745
Franklin Street Properties Corp ‡	15,400	132
Gaming and Leisure Properties Inc ‡	21,100	755
GEO Group Inc/The ‡	9,350	258
HCP Inc ‡	20,700	534
Host Hotels & Resorts Inc ‡	41,100	866
Ryman Hospitality Properties Inc ‡	3,700	308
Senior Housing Properties Trust ‡	12,400	224
Spirit Realty Capital Inc ‡	71,000	570
VEREIT Inc ‡	88,700	660
VICI Properties Inc ‡	33,900	700
Weyerhaeuser Co ‡	15,300	558
WP Carey Inc ‡	5,000	332
Xenia Hotels & Resorts Inc ‡	7,200	175

		9,735

Telecommunication Services — 0.5%
CenturyLink Inc	24,000	447
Telephone & Data Systems Inc	4,700	129

		576

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 5.3%
AES Corp/VA	60,800	$815
Ameren Corp	5,500	335
Avangrid Inc	13,400	709
CenterPoint Energy Inc	31,000	859
Entergy Corp	4,700	380
Eversource Energy	9,300	545
MDU Resources Group Inc	24,500	703
NRG Energy Inc	28,400	872
UGI Corp	16,800	875
Vistra Energy Corp *	25,800	610

		6,703

Total Common Stock (Cost $107,934) ($ Thousands)		121,081

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 2.010% **†(A)	88	–

Total Affiliated Partnership (Cost $—) ($ Thousands)		–

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	4,436,978	4,437

Total Cash Equivalent (Cost $4,437) ($ Thousands)		4,437

Total Investments in Securities — 99.8% (Cost $112,371) ($ Thousands)		$125,518

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P Mid Cap 400 Index E-MINI	2	Sep-2018	$399	$391	$(8)

Percentages are based on Net Assets of $125,814 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 has been rounded to $0 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Mid-Cap Fund (Continued)

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,081	$–	$–	$121,081
Affiliated Partnership	–	–	–	–
Cash Equivalent	4,437	–	–	4,437

Total Investments in Securities	$125,518	$–	$–	$125,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(8)	$—	$—	$(8)

Total Other Financial Instruments	$(8)	$—	$—	$(8)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$52	$4,487	$(4,539)	$—	$—	$—	$2
SEI Daily Income Trust, Government Fund, CI F	4,669	20,672	(20,904)	—	—	4,437	43

Totals	$4,721	$25,159	$(25,443)	$—	$—	$4,437	$45

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.2%
AutoZone Inc *	8,200	$5,502
Bed Bath & Beyond Inc	67,000	1,335
Best Buy Co Inc	51,774	3,861
Cable One Inc	335	246
Callaway Golf Co	57,998	1,100
Canadian Tire Corp Ltd, Cl A	30,700	4,005
Cheesecake Factory Inc/The	20,237	1,114
Children’s Place Inc	21,300	2,573
Churchill Downs Inc	4,490	1,331
Comcast Corp, Cl A	248,200	8,144
Cracker Barrel Old Country Store Inc	6,511	1,017
Darden Restaurants Inc	65,812	7,046
Del Frisco’s Restaurant Group Inc *	4,601	58
Del Taco Restaurants Inc *	26,530	376
Discovery Inc, Cl C *	54,613	1,393
Dollar General Corp	55,100	5,433
Five Below Inc *	8,048	786
Garmin Ltd	17,408	1,062
Golden Entertainment *	20,319	548
Graham Holdings Co, Cl B	968	567
Grand Canyon Education Inc *	5,173	577
H&R Block Inc	125,365	2,856
Hilton Grand Vacations Inc *	262,732	9,117
Hooker Furniture	4,202	197
Kohl’s Corp	89,800	6,546
Lions Gate Entertainment Corp, Cl B	76,925	1,805
Live Nation Entertainment Inc *	37,404	1,817
Lowe’s Cos Inc	68,900	6,585
Madison Square Garden Co *	20,443	6,341
McDonald’s Corp	8,047	1,261
MSG Networks Inc *	49,233	1,179
Murphy USA Inc *	98,300	7,303
NVR Inc *	3,035	9,015
Red Lion Hotels Corp *	6,162	72
Ruth’s Hospitality Group Inc	4,606	129
Sally Beauty Holdings Inc *	142,800	2,289
Target Corp, Cl A	231,400	17,614
Toyota Motor ADR	17,500	2,254
Ulta Beauty Inc *	13,441	3,138
Walt Disney Co	56,900	5,964
World Wrestling Entertainment Inc, Cl A	23,525	1,713

		135,269

Consumer Staples — 19.8%
Altria Group Inc	202,039	11,474
Brown-Forman Corp, Cl B	85,995	4,215
Bunge Ltd	153,212	10,680
Calavo Growers Inc	14,753	1,418
Cal-Maine Foods Inc *	13,968	640
Campbell Soup Co	80,500	3,263
Clorox Co	70,254	9,502

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Co	282,727	$12,400
Colgate-Palmolive Co	238,529	15,459
Costco Wholesale Corp	72,186	15,085
CVS Health Corp	53,500	3,443
Estee Lauder Cos Inc/The, Cl A	68,563	9,783
Flowers Foods Inc	159,957	3,332
Fresh Del Monte Produce Inc	41,300	1,840
Hershey Co	3,446	321
Hostess Brands Inc, Cl A *	36,909	502
Ingredion Inc	67,705	7,495
J&J Snack Foods Corp	5,929	904
JM Smucker Co	96,000	10,318
John B Sanfilippo & Son	1,031	77
Kellogg Co	154,200	10,774
Kimberly-Clark Corp	90,119	9,493
Kroger Co	277,800	7,903
Lamb Weston Holdings Inc	192,598	13,195
Lancaster Colony Corp	3,277	454
MGP Ingredients Inc	7,326	651
National Beverage Corp, Cl A *	8,692	929
PepsiCo Inc	143,803	15,656
Performance Food Group Co *	43,259	1,588
Philip Morris International Inc	85,576	6,909
Procter & Gamble Co	178,838	13,960
Sanderson Farms Inc	47,842	5,031
Sysco Corp, Cl A	223,657	15,274
Tyson Foods Inc, Cl A	325,196	22,390
Universal Corp/VA	13,957	922
US Foods Holding Corp *	284,087	10,744
USANA Health Sciences Inc *	9,215	1,062
Vector Group	44,614	851
Walgreens Boots Alliance Inc	170,100	10,209
Walmart Inc	243,000	20,813

		290,959

Energy — 1.4%
Centennial Resource Development Inc/DE,
Cl A *	24,396	441
Dorian LPG Ltd *	36,173	276
Exxon Mobil Corp	133,300	11,028
Midstates Petroleum Co Inc *	27,288	371
Par Pacific Holdings Inc *	66,731	1,160
Valero Energy Corp	71,300	7,902

		21,178

Financials — 13.8%
ACNB	966	33
Aflac Inc	170,100	7,318
AGNC Investment Corp ‡	297,303	5,527
Allstate Corp	224,207	20,463
American Financial Group Inc	53,674	5,761
American National Insurance Co	3,738	447

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Annaly Capital Management Inc ‡	536,015	$5,516
Anworth Mortgage Asset ‡	20,918	104
Apollo Commercial Real Estate Finance Inc ‡	227,417	4,157
Arch Capital Group Ltd *	527,493	13,958
Ares Commercial Real Estate Corp ‡	3,513	49
Axis Capital Holdings Ltd	86,371	4,804
B. Riley Financial	16,804	379
Baldwin & Lyons, Cl B	322	8
Bancorp Inc/The *	15,338	160
Bank of NT Butterfield & Son Ltd/The	31,095	1,422
BB&T Corp	44,500	2,245
BCB Bancorp	3,588	54
Berkshire Hathaway Inc, Cl B *	89,100	16,631
Brown & Brown Inc	13,816	383
Cboe Global Markets Inc	69,108	7,192
Century Bancorp, Cl A	789	60
Chimera Investment Corp ‡	11,884	217
Civista Bancshares	3,327	81
Codorus Valley Bancorp	565	17
Comerica Inc	60,184	5,472
Community Bankers Trust *	17,908	160
Community Financial	206	7
Eagle Bancorp Inc *	13,818	847
Enstar Group Ltd *	3,173	658
Equity Bancshares Inc, Cl A *	4,321	179
Essent Group Ltd *	36,338	1,302
Evans Bancorp Inc	2,900	134
Everest Re Group Ltd	41,156	9,486
Exantas Capital Corp ‡	7,875	80
Farmers Capital Bank	1,064	55
First American Financial Corp	76,300	3,946
First Bancshares	1,681	60
First Business Financial Services	2,957	77
First Foundation Inc *	6,810	126
First Northwest Bancorp *	4,769	76
FNB Bancorp	1,273	47
Genworth MI Canada Inc	71,000	2,309
Global Indemnity	1,290	50
Great Ajax ‡	6,210	81
Green Dot Corp, Cl A *	4,435	326
Health Insurance Innovations Inc, Cl A *	19,532	632
Hingham Institution for Savings	521	114
HomeTrust Bancshares *	3,124	88
Houlihan Lokey Inc, Cl A	14,726	754
Howard Bancorp *	6,748	121
Independent Bank Corp/MI	1,552	40
INTL. FCStone Inc *	7,195	372
Invesco Mortgage Capital ‡	25,452	405
Investar Holding	965	27
Kemper Corp, Cl A	4,949	374
Kingstone	12,092	204
LendingTree *	1,519	325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Loblaw Cos Ltd	75,800	$3,895
LPL Financial Holdings Inc	46,553	3,051
Malvern Bancorp *	480	12
MFA Financial Inc ‡	554,739	4,205
Moelis & Co, Cl A	10,507	616
Morningstar Inc, Cl A	12,554	1,610
MTGE Investment ‡	55,817	1,094
National Bank of Canada	96,800	4,645
National Commerce *	12,408	575
National General Holdings Corp	3,563	94
New Residential Investment Corp ‡	77,450	1,355
Nicolet Bankshares *	6,867	378
NMI Holdings, Cl A *	58,732	957
Northeast Bancorp	26,067	568
Norwood Financial	450	16
Ohio Valley Banc Corp	484	25
Old Line Bancshares	20,661	721
Old Second Bancorp	8,516	123
Orrstown Financial Services Inc	5,497	143
PCSB Financial Corp	9,421	187
PennyMac Financial Services Inc, Cl A *	23,313	458
Peoples Bancorp of North Carolina	595	19
Progressive Corp	191,216	11,310
Reinsurance Group of America Inc, Cl A	27,806	3,712
Riverview Bancorp Inc	15,930	134
Royal Bank of Canada	58,700	4,417
S&P Global Inc	33,338	6,797
Safety Insurance Group Inc	6,911	590
SmartFinancial Inc *	4,353	112
Southern National Bancorp of Virginia Inc	9,276	166
Starwood Property Trust Inc ‡	236,915	5,143
Sterling Bancorp Inc/MI	4,819	64
Sutherland Asset Management Corp ‡	31,292	509
Third Point Reinsurance Ltd *	79,355	992
Timberland Bancorp	15,155	566
Travelers Cos Inc	97,500	11,928
Two Harbors Investment Corp ‡	208,082	3,288
United Security Bancshares	938	11
Unity Bancorp	2,310	53
Unum Group	17,384	643
Virtu Financial Inc, Cl A	16,340	434
Waterstone Financial Inc	7,851	134

		201,670

Health Care — 13.8%
AbbVie Inc	44,900	4,160
Aetna Inc, Cl A	32,400	5,945
AmerisourceBergen Corp, Cl A	68,207	5,816
Amgen Inc, Cl A	22,600	4,172
Amphastar Pharmaceuticals *	29,016	443
Anthem Inc	30,100	7,165
Assembly Biosciences Inc *	9,538	374

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baxter International Inc	192,688	$14,228
Bio-Rad Laboratories Inc, Cl A *	37,784	10,902
Cambrex Corp *	7,079	370
Cigna Corp	32,998	5,608
Codexis Inc *	11,604	167
Cutera Inc *	14,933	602
Eli Lilly & Co	107,000	9,130
Enzo Biochem *	71,099	369
Express Scripts Holding Co *	84,200	6,501
Gilead Sciences Inc	59,000	4,180
Haemonetics Corp *	15,348	1,376
HCA Healthcare Inc	72,100	7,398
Humana Inc	42,359	12,607
IDEXX Laboratories Inc *	39,250	8,554
Intersect ENT *	5,454	204
Johnson & Johnson	240,850	29,225
Kura Oncology Inc *	7,205	131
Laboratory Corp of America Holdings *	14,774	2,652
LeMaitre Vascular Inc	19,373	649
Magellan Health Inc *	1,908	183
Masimo Corp *	445	43
Merck & Co Inc	458,977	27,860
Myriad Genetics Inc *	24,377	911
Pfizer Inc	629,400	22,835
Sanofi ADR	61,600	2,465
Tactile Systems Technology Inc *	24,004	1,248
Utah Medical Products	4,371	482
Zoetis Inc, Cl A	34,060	2,902

		201,857

Industrials — 6.3%
Advanced Disposal Services *	34,765	861
Aerovironment Inc *	1,557	111
Allison Transmission Holdings Inc	126,300	5,114
Blue Bird *	24,025	537
Boeing Co	16,202	5,436
BWX Technologies Inc, Cl W	46,266	2,883
Carlisle Cos Inc	17,810	1,929
Casella Waste Systems Inc, Cl A *	12,365	317
Daseke *	61,429	610
Eaton Corp PLC	56,900	4,253
Expeditors International of Washington Inc	36,941	2,700
FedEx Corp	8,700	1,975
Forrester Research Inc	5,899	247
Harris Corp	2,803	405
Lockheed Martin Corp	27,044	7,990
Omega Flex	2,851	226
Raytheon Co	65,579	12,669
Republic Services Inc	146,800	10,035
United Technologies Corp	66,500	8,315
Vectrus Inc *	2,556	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waste Management Inc	310,615	$25,265

		91,957

Information Technology — 11.8%
Amdocs Ltd	347,486	23,000
Appfolio, Cl A *	7,196	440
Apple Inc	101,100	18,715
Booz Allen Hamilton Holding Corp, Cl A	147,269	6,440
CA Inc	113,000	4,028
CACI International Inc, Cl A *	1,386	234
Cadence Design Systems Inc *	68,392	2,962
Canon Inc ADR	81,600	2,667
Cars.com Inc *	16,108	457
CDK Global Inc	4,973	323
Cisco Systems Inc	403,600	17,367
Convergys Corp	97,600	2,385
Corning Inc, Cl B	120,900	3,326
CSG Systems International Inc	815	33
Diodes Inc *	4,562	157
eBay Inc *	94,900	3,441
Etsy Inc *	1,780	75
Extreme Networks Inc *	43,978	350
F5 Networks Inc, Cl A *	41,500	7,157
IAC/InterActiveCorp *	26,427	4,030
Intel Corp	365,500	18,169
International Business Machines Corp	73,000	10,198
KLA-Tencor Corp	57,400	5,885
Maxim Integrated Products Inc	53,472	3,137
Motorola Solutions Inc	108,380	12,612
National Instruments Corp	15,497	651
Oracle Corp, Cl B	128,700	5,671
PayPal Holdings Inc *	2,371	197
Pure Storage Inc, Cl A *	42,651	1,019
Sykes Enterprises Inc *	5,752	166
Synopsys Inc *	118,714	10,158
TechTarget *	8,618	245
Western Union Co	329,100	6,691

		172,386

Materials — 1.7%
Avery Dennison Corp	34,614	3,534
Axalta Coating Systems Ltd *	7,066	214
Berry Global Group Inc *	20,371	936
Crown Holdings Inc *	95,100	4,257
Eastman Chemical Co	54,880	5,486
Gold Resource Corp	10,178	67
NewMarket Corp	171	69
Newmont Mining Corp	103,992	3,921
Sonoco Products Co	125,100	6,568

		25,052

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 4.9%
American Homes 4 Rent, Cl A ‡	29,934	$664
Apple Hospitality Inc ‡	437,390	7,821
Consolidated-Tomoka Land Co	4,811	296
Cousins Properties Inc, Cl A ‡	70,122	679
Easterly Government Properties Inc ‡	25,349	501
Equity Commonwealth * ‡	40,203	1,266
Four Corners Property Trust Inc ‡	42,036	1,035
Getty Realty Corp ‡	102,400	2,885
Jernigan Capital Inc ‡	4,611	88
Marcus & Millichap Inc *	5,272	206
Maui Land & Pineapple *	5,025	56
MedEquities Realty Trust Inc ‡	31,786	350
National Health Investors Inc ‡	82,202	6,057
Omega Healthcare Investors Inc ‡	144,000	4,464
Park Hotels & Resorts Inc ‡	182,454	5,589
Piedmont Office Realty Trust Inc, Cl A ‡	273,000	5,441
PotlatchDeltic Corp ‡	5,956	303
Prologis Inc ‡	29,324	1,926
PS Business Parks Inc ‡	17,138	2,202
Rayonier Inc ‡	47,617	1,842
Retail Properties of America Inc, Cl A ‡	315,600	4,033
RMR Group Inc/The	15,424	1,210
Ryman Hospitality Properties Inc ‡	8,128	676
SBA Communications Corp, Cl A *‡	70,576	11,653
Senior Housing Properties Trust ‡	221,100	4,000
St Joe Co/The *	2,504	45
Terreno Realty Corp ‡	29,249	1,102
VEREIT Inc ‡	655,900	4,880
Xenia Hotels & Resorts Inc ‡	10,388	253

		71,523

Telecommunication Services — 3.9%
AT&T Inc	774,281	24,862
BCE Inc	82,400	3,335
China Mobile ADR	75,300	3,343
NTT DOCOMO Inc ADR	184,500	4,686
SK Telecom Co Ltd ADR	191,000	4,454
Verizon Communications Inc	335,300	16,869

		57,549

Utilities — 10.9%
ALLETE Inc	22,120	1,712
American Electric Power Co Inc	173,844	12,039
Avangrid Inc	84,984	4,498
Black Hills Corp, Cl A	23,017	1,409
CenterPoint Energy Inc	261,779	7,254
Chesapeake Utilities	11,351	908
CMS Energy Corp	143,919	6,804
DTE Energy Co	37,434	3,879
Edison International	132,033	8,354
El Paso Electric Co, Cl A	32,296	1,909

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	184,100	$14,873
Exelon Corp	588,433	25,067
FirstEnergy Corp	246,500	8,852
Hawaiian Electric Industries Inc	97,419	3,341
IDACORP Inc, Cl A	23,536	2,171
MGE Energy Inc	5,829	368
New Jersey Resources Corp	1,105	49
NextEra Energy Inc	92,668	15,478
Northwest Natural Gas	17,621	1,124
NorthWestern Corp	24,681	1,413
PG&E Corp	125,953	5,361
Pinnacle West Capital Corp	34,483	2,778
PNM Resources Inc	50,898	1,980
Portland General Electric Co	26,441	1,131
Public Service Enterprise Group Inc	232,900	12,609
SJW Group	6,049	401
Southwest Gas Holdings Inc	9,490	724
Spire Inc	23,823	1,683
UGI Corp	36,148	1,882
Unitil Corp	22,335	1,140
Vistra Energy Corp *	144,284	3,414
Xcel Energy Inc	120,578	5,508

		160,113

Total Common Stock (Cost $1,239,558) ($ Thousands)		1,429,513

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	36,914,492	36,914

Total Cash Equivalent (Cost $36,914) ($ Thousands)		36,914

Total Investments in Securities — 100.0% (Cost $1,276,472) ($ Thousands)		$1,466,427

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	174	Sep-2018	$23,863	$23,678	$(185)

Percentages are based on Net Assets of $1,465,949 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,429,513	$–	$–	$1,429,513
Cash Equivalent	36,914	–	–	36,914

Total Investments in Securities	$1,466,427	$–	$–	$1,466,427

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Depreciation	$(185)	$—	$—	$(185)

Total Other Financial Instruments	$(185)	$—	$—	$(185)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 06/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,713	$623,296	$(619,095)	$36,914	$326

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Australia — 2.8%
AGL Energy Ltd	38,565	$641
AMP Ltd	741,826	1,951
Aurizon Holdings Ltd	163,399	523
AusNet Services	538,365	638
BHP Billiton Ltd	26,093	654
Caltex Australia Ltd	22,339	537
Coca-Cola Amatil Ltd	205,322	1,396
Cochlear Ltd	16,327	2,415
Crown Resorts Ltd	120,119	1,198
CSL Ltd	45,149	6,425
Elders Ltd	11,251	70
Flight Centre Travel Group Ltd	59,467	2,797
Insurance Australia Group Ltd	86,534	545
LendLease Group	186,932	2,736
Sonic Healthcare Ltd	28,679	520
South32 Ltd	317,798	848
Telstra Corp Ltd, Cl B	1,016,828	1,968
Treasury Wine Estates Ltd	19,617	252
Wesfarmers Ltd	210,244	7,668
Woolworths Group Ltd	237,360	5,352

		39,134

Austria — 1.4%
Agrana Beteiligungs AG	7,676	791
Erste Group Bank AG *	7,081	296
EVN AG	17,488	327
Oberbank AG	594	61
Oesterreichische Post AG	69,674	3,181
Raiffeisen Bank International AG	14,438	443
Telekom Austria AG, Cl A	91,176	760
Verbund AG	93,826	3,034
voestalpine AG	238,610	10,990

		19,883

Belgium — 1.0%
Ageas	4,137	209
Befimmo SA ‡	3,414	210
Bekaert SA	26,414	857
Colruyt SA	124,577	7,108
Elia System Operator SA/NV	10,713	667
Financiere de Tubize SA	1,779	124
Greenyard NV	8,236	118
KBC Group NV	7,314	565
Proximus SADP	83,747	1,888
Retail Estates NV ‡	1,602	143
Sipef SA	2,210	154
UCB SA, Cl A	30,216	2,376

		14,419

Bermuda — 0.1%
Arch Capital Group Ltd *	67,809	1,794

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everest Re Group Ltd	586	$135

		1,929

Canada — 6.4%
Artis Real Estate Investment Trust	34,800	347
Atco Ltd/Canada, Cl I	93,277	2,877
Bank of Montreal	107,517	8,306
Barrick Gold Corp	3,100	41
BCE Inc	181,718	7,358
BTB Real Estate Investment Trust ‡	5,200	18
Canadian Imperial Bank of Commerce	71,668	6,231
Canadian Tire Corp Ltd, Cl A	10,700	1,396
Canadian Utilities Ltd, Cl A	72,386	1,827
Canfor Corp *	20,100	483
Canfor Pulp Products Inc	3,800	73
CGI Group Inc, Cl A *	23,700	1,501
Constellation Software Inc/Canada	3,200	2,480
Dollarama Inc	58,200	2,255
Dream Global Real Estate Investment Trust ‡	1,800	20
Emera Inc	101,829	3,313
Empire Co Ltd, Cl A	33,500	672
Fairfax Financial Holdings Ltd	2,600	1,456
George Weston Ltd	112,380	9,163
Great-West Lifeco Inc	35,800	880
H&R Real Estate Investment Trust ‡	122,600	1,875
IGM Financial Inc	2,000	58
Industrial Alliance Insurance & Financial Services Inc	24,000	926
Intact Financial Corp	31,300	2,219
Kinross Gold Corp *	330,600	1,244
Loblaw Cos Ltd	143,900	7,395
Maple Leaf Foods Inc	40,827	1,032
Morguard North American Residential Real Estate Investment Trust ‡	4,900	56
Morguard Real Estate Investment Trust ‡	5,637	57
National Bank of Canada	141,100	6,770
RioCan Real Estate Investment Trust ‡	86,200	1,582
Rogers Communications Inc, Cl B	243,800	11,572
Royal Bank of Canada	15,900	1,196
TELUS Corp	3,400	121
Toronto-Dominion Bank	60,292	3,487
True North Commercial Real Estate Investment Trust ‡	6,100	31

		90,318

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd	446,200	296

Denmark — 2.2%
Carlsberg A/S, Cl B	93,237	10,981
Coloplast A/S, Cl B	8,072	807
DSV A/S	11,926	964
GN Store Nord A/S	136,439	6,218
H Lundbeck A/S, Cl H	2	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matas A/S	3,532	$29
Novo Nordisk A/S, Cl B	56,103	2,602
Royal Unibrew A/S	68,978	5,496
Schouw & Co A/S	12,244	1,081
William Demant Holding A/S *	73,078	2,941

		31,119

Finland — 1.0%
DNA Oyj	31,766	761
Elisa OYJ	32,544	1,508
Fortum OYJ	298,230	7,117
Kesko OYJ, Cl B	42,649	2,609
Orion Oyj, Cl B	50,192	1,353
Raisio Oyj, Cl V	54,015	229

		13,577

France — 1.3%
Aeroports de Paris, Cl A	2,438	551
Boiron SA	654	56
Credit Agricole SA	48,568	649
Dassault Aviation SA	1,731	3,298
Engie SA	204,880	3,141
Eutelsat Communications SA	17,344	360
Fnac Darty SA *	3,383	322
GL Events	1,905	51
Hermes International	183	112
Infotel SA	43	3
LVMH Moet Hennessy Louis Vuitton SE	737	245
Metropole Television SA	11,518	230
Peugeot SA	51,845	1,184
Veolia Environnement SA	355,449	7,607
Vilmorin & Cie SA	2,344	158

		17,967

Germany — 2.8%
Aareal Bank AG	127,397	5,603
adidas AG	17,389	3,796
Aurubis AG	34,761	2,658
Axel Springer SE	2,802	203
Ceconomy AG	42,756	356
Covestro AG (A)	15,849	1,414
CTS Eventim AG & Co KGaA	17,810	877
Deutsche Lufthansa AG	250,798	6,032
Deutsche Post AG	92,769	3,030
Fielmann AG	3,961	274
Fraport AG Frankfurt Airport Services Worldwide	3,769	364
Freenet AG	211,671	5,608
Hornbach Holding AG & Co KGaA	2,111	152
MAN SE	2,451	277
McKesson Europe AG	11,402	351
Merck KGaA	2,004	196
METRO AG	103,350	1,277
MVV Energie AG	2,427	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RHOEN-KLINIKUM AG	92,549	$2,699
RTL Group SA	16,494	1,119
Salzgitter AG	61,617	2,687
Wuestenrot & Wuerttembergische AG	15,091	310

		39,354

Guernsey — 0.7%
Amdocs Ltd	148,440	9,825

Hong Kong — 4.8%
ASM Pacific Technology Ltd	272,200	3,442
BOC Hong Kong Holdings Ltd	746,000	3,513
CK Asset Holdings Ltd	72,500	576
CK Hutchison Holdings Ltd	20,500	217
CK Infrastructure Holdings Ltd	691,000	5,122
CLP Holdings Ltd, Cl B	1,680,156	18,096
First Pacific Co Ltd	1,054,000	509
Guoco Group Ltd	15,000	226
Hang Lung Group Ltd	23,000	64
Hang Seng Bank Ltd	120,000	3,001
HK Electric Investments & HK Electric Investments Ltd (A)	1,691,500	1,613
HKT Trust & HKT Ltd	4,026,000	5,142
Hong Kong Aircraft Engineering Co Ltd	26,000	226
Hutchison Port Holdings Trust, Cl U	1,674,000	469
Hysan Development Co Ltd	116,000	648
Kerry Properties Ltd	225,000	1,077
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	175
Li & Fung Ltd	556,000	204
Link REIT ‡	659,000	6,018
Miramar Hotel & Investment	49,000	92
MTR Corp Ltd	659,000	3,645
NWS Holdings Ltd	351,000	608
PCCW Ltd	1,766,000	995
Power Assets Holdings Ltd	499,000	3,489
Regal Hotels International Holdings Ltd	500,000	311
Regal Real Estate Investment Trust ‡	269,000	79
Sun Hung Kai Properties Ltd	8,000	121
Sunlight Real Estate Investment Trust ‡	310,000	214
Swire Pacific Ltd, Cl A	74,000	784
Transport International Holdings Ltd, Cl B	57,200	164
WH Group Ltd (A)	4,580,000	3,730
Wheelock & Co Ltd	79,000	550
Yue Yuen Industrial Holdings Ltd	641,500	1,811

		66,931

Ireland — 0.2%
Accenture PLC, Cl A	11,313	1,851
Green REIT plc ‡	91,421	158
Hibernia REIT plc ‡	30,232	53

		2,062

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Israel — 1.7%
Amot Investments Ltd	60,367	$302
Bank Hapoalim BM	1,265,135	8,566
Bank Leumi Le-Israel BM	1,523,061	9,005
Check Point Software Technologies Ltd *	5,880	574
FIBI Holdings Ltd	1,678	42
Gazit-Globe Ltd	8,342	77
Israel Discount Bank Ltd, Cl A	1,164,822	3,406
Maabarot Products Ltd	1,705	18
Mediterranean Towers Ltd	39,638	71
Oil Refineries Ltd	253,832	107
Paz Oil Co Ltd	2,926	384
Radware Ltd *	1,372	35
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	8,366	407
Shufersal Ltd	145,438	894
Strauss Group Ltd	18,363	370

		24,258

Italy — 0.6%
A2A SpA	234,458	407
Avio SpA	5,445	92
Banca Mediolanum SpA	352,479	2,389
Hera SpA	1,136,157	3,542
Intesa Sanpaolo SpA	253,205	768
Iren SpA	529,617	1,354
Orsero SpA	4,900	43

		8,595

Japan — 7.2%
ABC-Mart Inc, Cl H	11,100	607
Aeon Co Ltd, Cl H	78,700	1,684
Aeon Hokkaido Corp	35,900	263
Ahjikan Co Ltd	2,500	32
Alfresa Holdings Corp	36,200	851
Alpen Co Ltd	36,369	782
Amiyaki Tei Co Ltd	2,300	95
Aohata Corp	2,900	68
Araya Industrial Co Ltd	2,600	49
Arcland Sakamoto Co Ltd	3,900	59
Asante Inc	2,200	42
Astellas Pharma Inc	120,700	1,840
Atsugi Co Ltd	23,900	252
Benesse Holdings Inc, Cl A	4,700	167
Canon Inc	190,900	6,258
C’bon Cosmetics Co Ltd	1,100	30
Chubu Electric Power Co Inc	49,000	735
Computer Institute of Japan Ltd	24,800	153
Create Medic Co Ltd	6,200	78
Daidoh Ltd	5,500	22
Daiichi Sankyo Co Ltd	122,779	4,697
DyDo Group Holdings Inc	36,590	2,174
FALCO HOLDINGS Co Ltd	3,400	59

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fujitsu Ltd	338,000	$2,050
Fujiya Co Ltd	19,700	451
G-7 Holdings Inc, Cl 7	9,000	234
Hakudo Co Ltd	4,400	93
Hitachi Construction Machinery Co Ltd	18,200	592
Hitachi Ltd	97,000	684
Hokkaido Gas Co Ltd	26,000	74
Hoya Corp	63,300	3,600
Itochu-Shokuhin Co Ltd	2,003	110
Japan Airlines Co Ltd	13,300	472
Japan Oil Transportation Co Ltd	2,100	61
Japan Post Bank Co Ltd	82,100	956
Japan Post Holdings Co Ltd	238,000	2,606
Japan Tobacco Inc	84,200	2,353
JSR Corp	12,500	213
JXTG Holdings Inc	51,100	355
Kadoya Sesame Mills Inc	1,000	55
Kakiyasu Honten Co Ltd	9,700	246
Kato Sangyo Co Ltd	29,100	996
Keiyo Co Ltd	42,700	212
King Jim Co Ltd	14,000	139
Kohnan Shoji Co Ltd	55,946	1,303
Kohsoku Corp	2,600	32
Kojima Co Ltd *	45,600	220
Komeri Co Ltd	7,500	190
K’s Holdings Corp	31,900	331
Kurimoto Ltd	14,400	254
Kyokuyo Co Ltd	13,500	438
KYORIN Holdings Inc	109,700	2,278
Kyushu Railway Co	13,800	422
Marubeni Corp	332,300	2,535
McDonald’s Holdings Co Japan Ltd	75,800	3,866
Medipal Holdings Corp	196,300	3,949
Mitsubishi Gas Chemical Co Inc	105,900	2,400
Mitsubishi Materials Corp	3,500	96
Mitsubishi Tanabe Pharma Corp	312,700	5,403
Mitsui & Co Ltd	98,700	1,646
Mitsui Sugar Co Ltd	23,700	735
Miyoshi Oil & Fat Co Ltd	16,300	198
Mochida Pharmaceutical Co Ltd	3,400	248
Morito Co Ltd	6,400	58
Morozoff Ltd	1,100	67
Mory Industries Inc	3,000	84
Musashi Co Ltd	2,400	51
NAC Co Ltd	2,900	25
Nakayama Steel Works Ltd	52,400	317
Neturen Co Ltd	3,400	30
Nichia Steel Works Ltd	8,300	26
Nihon Yamamura Glass Co Ltd	15,000	25
Nippon Beet Sugar Manufacturing Co Ltd	5,000	108
Nippon Building Fund Inc ‡	90	519
Nippon Express Co Ltd	8,800	639

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Flour Mills Co Ltd	68,234	$1,186
Nippon Light Metal Holdings Co Ltd	274,400	617
NIPPON REIT Investment Corp ‡	567	1,646
Nippon Telegraph & Telephone Corp	30,100	1,369
Nisshin Oillio Group Ltd/The	35,252	1,060
NJS Co Ltd	2,600	41
NTT DOCOMO Inc	138,600	3,532
Ohsho Food Service Corp	10,900	622
Okinawa Electric Power Co Inc/The	107,313	2,238
Oracle Corp Japan	42,600	3,481
Osaka Gas Co Ltd	23,400	484
Otsuka Corp	9,400	369
OUG Holdings Inc	3,000	75
Rhythm Watch Co Ltd	1,900	36
Ricoh Co Ltd	64,100	588
San Holdings Inc/Japan	1,900	43
Seven & i Holdings Co Ltd	100,500	4,383
Shidax Corp *	10,800	46
Shimamura Co Ltd	2,600	229
Shofu Inc	6,400	84
Showa Shell Sekiyu KK	73,400	1,095
Starts Proceed Investment Corp, Cl A ‡	136	204
Step Co Ltd	4,400	66
Studio Alice Co Ltd	15,932	378
Taiko Pharmaceutical Co Ltd	28,400	549
Takeda Pharmaceutical Co Ltd	86,300	3,645
Ten Allied Co Ltd *	5,900	25
Toho Holdings Co Ltd	53,700	1,310
Tokai Corp/Gifu	6,810	147
Tokyo Electric Power Co Holdings Inc *	240,600	1,121
Tokyo Gas Co Ltd	15,000	398
Tokyo Rakutenchi Co Ltd	400	21
Tokyo Theatres Co Inc	13,100	168
Tokyu Recreation Co Ltd	800	35
Tsumura & Co	37,200	1,202
Unicafe Inc	6,400	68
Vital KSK Holdings Inc	59,400	619
Yamada Denki Co Ltd	184,800	919
Yamaya Corp	1,800	54
Yashima Denki Co Ltd	4,500	39
Yasuda Logistics Corp	7,500	61

		100,295

Netherlands — 0.4%
ABN AMRO Group NV (A)	28,181	731
Amsterdam Commodities NV	4,562	125
Coca-Cola European Partners PLC	12,603	512
ForFarmers NV	78,545	1,021
Heineken Holding NV	10,566	1,013
NN Group NV	25,369	1,032
Sligro Food Group NV	18,335	961

		5,395

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Zealand — 2.2%
Abano Healthcare Group Ltd	3,951	$24
Argosy Property Ltd	361,070	262
Arvida Group Ltd	57,162	50
Auckland International Airport Ltd	63,393	291
Contact Energy Ltd	1,647,497	6,525
EBOS Group Ltd	11,508	140
Fisher & Paykel Healthcare Corp Ltd	960,623	9,684
Fletcher Building Ltd	354,357	1,667
Genesis Energy Ltd	97,246	161
Goodman Property Trust ‡	921,285	904
Kathmandu Holdings Ltd	27,874	55
Kiwi Property Group Ltd	962,910	877
Mainfreight Ltd	3,460	65
Mercury NZ Ltd	1,029,213	2,348
Meridian Energy Ltd	129,503	274
Metlifecare Ltd	131,754	558
Property for Industry Ltd	140,609	165
Restaurant Brands New Zealand Ltd	32,005	169
Ryman Healthcare Ltd	137,400	1,114
Sanford Ltd/NZ	10,470	54
Spark New Zealand Ltd	1,553,083	3,922
Stride Property Group	75,455	94
Summerset Group Holdings Ltd	78,577	407
Synlait Milk Ltd *	93,505	724
Trustpower Ltd	30,153	115
Vector Ltd	94,500	217
Vital Healthcare Property Trust ‡	17,444	24
Warehouse Group Ltd/The	38,887	54

		30,944

Norway — 1.6%
Equinor ASA	20,615	547
Norsk Hydro ASA	306,409	1,834
Olav Thon Eiendomsselskap ASA	1,713	32
Orkla ASA	1,152,152	10,093
Telenor ASA	482,623	9,898

		22,404

Panama — 0.0%
Carnival Corp	8,259	473

Portugal — 0.3%
Jeronimo Martins SGPS SA	99,741	1,440
REN - Redes Energeticas Nacionais SGPS SA	768,945	2,155

		3,595

Singapore — 1.5%
AIMS AMP Capital Industrial ‡	139,200	141
Cache Logistics Trust ‡	617,600	349
CapitaLand Commercial Trust ‡	1,868,000	2,274
CapitaLand Mall Trust ‡	2,202,500	3,344
CDL Hospitality Trusts ‡	418,300	482
ComfortDelGro Corp Ltd	731,100	1,260

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Far East Hospitality Trust ‡	953,500	$444
First Real Estate Investment Trust ‡	116,200	113
Fraser and Neave Ltd	20,400	29
Frasers Hospitality Trust ‡	437,100	216
Genting Singapore Ltd	771,900	691
GL Ltd	6,800	4
Hongkong Land Holdings Ltd	27,900	199
IREIT Global ‡	88,100	49
Jardine Matheson Holdings Ltd	3,900	246
Jardine Strategic Holdings Ltd	2,400	88
Mapletree Logistics Trust ‡	854,400	771
Mapletree North Asia Commercial Trust ‡	726,100	607
Olam International Ltd	49,200	77
OUE Hospitality Trust ‡	772,800	451
SATS Ltd	341,000	1,250
Sheng Siong Group Ltd	1,091,800	849
Singapore Airlines Ltd	389,300	3,052
Singapore Press Holdings Ltd	429,500	819
Singapore Technologies Engineering Ltd	412,700	996
Soilbuild Business Space REIT ‡	323,300	154
SPH REIT ‡	768,400	558
StarHub Ltd	984,300	1,198
Suntec Real Estate Investment Trust ‡	146,100	185
UOL Group Ltd	55,500	310
Venture Corp Ltd	20,400	267
Viva Industrial Trust ‡	178,900	115

		21,588

Spain — 0.4%
Bankinter SA	45,011	438
CaixaBank SA	187,312	811
Ebro Foods SA	101,407	2,367
International Consolidated Airlines Group SA	262,339	2,300

		5,916

Sweden — 2.3%
Axfood AB	350,279	6,747
Essity AB, Cl B	80,522	1,991
ICA Gruppen AB	281,932	8,657
Swedish Match AB	222,326	11,027
Telia Co AB	672,080	3,077

		31,499

Switzerland — 4.8%
Adecco Group AG	11,288	668
Allreal Holding AG, Cl A	17,168	2,792
Alpiq Holding AG *	2,651	200
Baloise Holding AG	11,938	1,735
Barry Callebaut AG	1,154	2,069
Bell Food Group AG	140	45
Berner Kantonalbank AG	232	43
BKW AG	10,313	665
Chocoladefabriken Lindt & Spruengli AG	374	2,769

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flughafen Zurich AG	8,031	$1,637
Intershop Holding AG	158	80
Julius Baer Group Ltd	27,700	1,626
Kuehne + Nagel International AG	898	135
Lastminute.com NV *	1,582	21
Nestle SA	99,820	7,731
Novartis AG	128,680	9,756
Roche Holding AG	47,464	10,542
Schindler Holding AG	11,480	2,470
Siegfried Holding AG	4,424	1,767
Sonova Holding AG	21,509	3,853
Swatch Group AG/The, Cl B *	1,980	939
Swiss Life Holding AG	8,802	3,058
Swiss Prime Site AG	43,495	3,993
Swisscom AG *	9,966	4,448
Swissquote Group Holding SA	3,191	176
Tamedia AG	491	74
Valora Holding AG *	9,833	3,208
Vontobel Holding AG	1,656	120

		66,620

United Kingdom — 3.1%
AG Barr PLC	6,564	59
BHP Billiton PLC	13,972	315
BP PLC	152,659	1,166
Britvic PLC	516,162	5,309
Carnival PLC	8,403	482
Central Asia Metals PLC	126,874	422
Centrica PLC	413,911	861
Coca-Cola HBC AG	68,434	2,287
Computacenter PLC	3,416	65
Cranswick PLC	28,443	1,268
Diageo PLC	205,558	7,387
easyJet PLC	7,406	164
F&C UK Real Estate Investment Ltd ‡	86,329	114
Focusrite PLC	6,827	42
Games Workshop Group PLC	2,233	88
Greggs PLC	135,329	1,779
Hansteen Holdings PLC ‡	26,563	36
Joules Group PLC	33,564	166
Kingfisher PLC	340,114	1,334
Land Securities Group PLC	14,408	182
Legal & General Group PLC	342,944	1,204
National Express Group PLC	26,004	138
Next PLC, Cl A	8,398	671
QinetiQ Group PLC	149,130	531
Rightmove PLC	41,784	2,929
Rio Tinto Ltd	30,758	1,896
Royal Mail PLC	339,426	2,265
Secure Income REIT Plc ‡	19,676	100
Softcat PLC	114,574	1,159
SSE PLC	441,256	7,894

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telecom Plus PLC	6,963	$103
Tritax Big Box REIT PLC ‡	452,459	931
TUI AG	21,182	465

		43,812

United States — 47.5%

Consumer Discretionary — 9.0%
Acushnet Holdings Corp	11,493	281
BJ’s Restaurants Inc	4,288	257
Booking Holdings Inc *	866	1,756
Burlington Stores Inc *	1,082	163
Career Education Corp *	10,308	167
Carter’s Inc	27,178	2,946
Churchill Downs Inc	13,512	4,006
Citi Trends Inc	3,601	99
Columbia Sportswear Co	44,813	4,099
Darden Restaurants Inc	61,256	6,558
Denny’s Corp, Cl A *	15,231	243
Dollar General Corp	27,993	2,760
Gap Inc	216,370	7,008
Grand Canyon Education Inc *	14,913	1,664
Home Depot Inc/The	63,923	12,471
International Speedway Corp, Cl A	11,415	510
John Wiley & Sons Inc, Cl A	36,021	2,248
Las Vegas Sands Corp	20,759	1,585
Live Nation Entertainment Inc *	47,895	2,326
Lululemon Athletica Inc *	55,756	6,961
Marcus Corp/The	8,477	276
McDonald’s Corp	119,691	18,754
Michael Kors Holdings Ltd *	14,448	962
Movado Group Inc	5,777	279
New Media Investment Group Inc	82,481	1,524
New York Times Co/The, Cl A	99,956	2,589
News Corp	183,849	2,850
Pinnacle Entertainment Inc *	7,440	251
PVH Corp	27,927	4,181
Ralph Lauren Corp, Cl A	15,403	1,937
RCI Hospitality Holdings Inc	4,740	150
Scholastic Corp, Cl B	45,492	2,016
Service Corp International/US	194,784	6,971
Steven Madden Ltd	25,059	1,331
TJX Cos Inc/The	70,926	6,751
Ulta Beauty Inc *	3,686	861
VF Corp	10,718	874
Walt Disney Co	95,720	10,032
World Wrestling Entertainment Inc, Cl A	10,854	790
Yum! Brands Inc	66,015	5,164

		126,651

Consumer Staples — 11.2%
Altria Group Inc	129,838	7,374
Brown-Forman Corp, Cl B	29,930	1,467
Church & Dwight Co Inc	27,364	1,455

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clorox Co	65,717	$8,888
Coca-Cola Co	313,619	13,755
Coca-Cola European Partners PLC	205,608	8,356
Colgate-Palmolive Co	168,988	10,952
Constellation Brands Inc, Cl A	10,205	2,234
Costco Wholesale Corp	26,333	5,503
Dr Pepper Snapple Group Inc	10,224	1,247
Estee Lauder Cos Inc/The, Cl A	152,883	21,815
Hershey Co	20,761	1,932
Ingredion Inc	13,430	1,487
J&J Snack Foods Corp	21,477	3,275
Kimberly-Clark Corp	459	48
Lancaster Colony Corp	3,883	538
Medifast Inc	22,449	3,595
Monster Beverage Corp *	26,750	1,533
Nu Skin Enterprises Inc, Cl A	6,625	518
Oil-Dri Corp of America	1,780	75
PepsiCo Inc	154,668	16,839
Philip Morris International Inc	34,008	2,746
Procter & Gamble Co	187,363	14,626
Sysco Corp, Cl A	153,552	10,486
Tyson Foods Inc, Cl A	72,407	4,985
USANA Health Sciences Inc *	44,468	5,127
Walmart Inc	70,373	6,027
WD-40 Co	3,455	505

		157,388

Energy — 0.7%
Exxon Mobil Corp	58,160	4,812
Phillips 66	43,046	4,835

		9,647

Financials — 4.6%
AGNC Investment Corp ‡	536,172	9,967
Annaly Capital Management Inc ‡	701,021	7,214
Apollo Commercial Real Estate Finance Inc	8,416	154
Arbor Realty Trust Inc ‡	51,695	539
Ares Commercial Real Estate Corp ‡	38,691	534
BankFinancial Corp	7,144	126
Beneficial Bancorp Inc	143,689	2,328
Berkshire Hathaway Inc, Cl B *	49,849	9,304
Blackstone Mortgage Trust Inc, Cl A	36,161	1,137
Ellington Residential Mortgage REIT ‡	25,765	281
First Northwest Bancorp *	5,208	83
Granite Point Mortgage Trust Inc	13,772	253
Kearny Financial Corp/MD	139,236	1,873
KKR Real Estate Finance Trust Inc	13,149	260
Lincoln National Corp	90,994	5,664
MetLife Inc	34,405	1,500
National Western Life Group Inc, Cl A	1,518	466
Northwest Bancshares Inc	77,076	1,340
Progressive Corp	8,991	532
Prudential Financial Inc	78,144	7,307

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starwood Property Trust Inc ‡	140,440	$3,049
Sutherland Asset Management Corp ‡	5,799	94
Torchmark Corp, Cl A	35,978	2,929
Voya Financial Inc	140,806	6,618
Waterstone Financial Inc	26,486	452

		64,004

Health Care — 11.9%
Abaxis Inc	6,380	530
Aetna Inc, Cl A	33,494	6,146
Anthem Inc	26,508	6,310
Baxter International Inc	3,731	276
Bio-Rad Laboratories Inc, Cl A *	26,226	7,567
Bristol-Myers Squibb Co	34,680	1,919
Bruker Corp	22,660	658
Chemed Corp	44,546	14,335
Cigna Corp	48,627	8,264
Cooper Cos Inc/The, Cl A	4,488	1,057
Danaher Corp, Cl A	117,032	11,549
Emergent BioSolutions Inc *	1,433	72
Encompass Health Corp	33,540	2,271
Gilead Sciences Inc	13,327	944
Haemonetics Corp *	34,268	3,073
HCA Healthcare Inc	6,334	650
Humana Inc	54,219	16,137
Innoviva Inc *	24,711	341
Johnson & Johnson	75,204	9,125
Luminex Corp	4,643	137
Merck & Co Inc	136,377	8,278
Mettler-Toledo International Inc *	14,073	8,143
Molina Healthcare Inc *	7,729	757
National HealthCare Corp	12,906	908
Orthofix International NV *	10,437	593
Pfizer Inc	294,129	10,671
Prestige Brands Holdings Inc, Cl A *	36,509	1,401
Quest Diagnostics Inc	107,105	11,775
Taro Pharmaceutical Industries Ltd *	1,626	188
United Therapeutics Corp *	30,187	3,416
UnitedHealth Group Inc	20,368	4,997
WellCare Health Plans Inc *	45,348	11,167
Zoetis Inc, Cl A	144,892	12,343

		165,998

Industrials — 4.0%
Atento SA	55,661	381
BWX Technologies Inc, Cl W	15,344	956
Curtiss-Wright Corp	19,204	2,286
Forward Air Corp	13,915	822
Harris Corp	1,733	251
Kimball International Inc, Cl B	12,337	199
Lockheed Martin Corp	27,276	8,058
ManpowerGroup Inc	50,326	4,331
Northrop Grumman Corp	22,210	6,834

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raytheon Co	44,180	$8,535
Republic Services Inc	41,612	2,845
Textron Inc	31,745	2,092
United Parcel Service Inc, Cl B	59,526	6,323
United Technologies Corp	1,763	220
Waste Management Inc	145,909	11,868

		56,001

Information Technology — 2.2%
Aspen Technology Inc *	16,446	1,525
Citrix Systems Inc	9,446	990
CSG Systems International Inc	20,337	831
F5 Networks Inc, Cl A *	9,038	1,559
Fidelity National Information Services Inc, Cl B	2,077	220
Intuit Inc	8,105	1,656
Jack Henry & Associates Inc	8,159	1,064
Marchex Inc, Cl B *	10,578	32
Mastercard Inc, Cl A	66,479	13,065
Motorola Solutions Inc	43,079	5,013
Plantronics Inc	17,409	1,327
Progress Software Corp	8,061	313
Sykes Enterprises Inc *	6,752	194
Total System Services Inc	26,484	2,238
Travelport Worldwide Ltd	44,768	830
XO Group Inc *	5,001	160

		31,017

Materials — 1.3%
Kaiser Aluminum Corp	56,487	5,881
Materion Corp	35,051	1,898
Reliance Steel & Aluminum Co	123,148	10,780

		18,559

Real Estate — 0.2%
Apple Hospitality Inc ‡	5,499	98
NorthStar Realty Europe Corp ‡	66,837	969
Rayonier Inc	17,050	660
Xenia Hotels & Resorts Inc ‡	48,628	1,185

		2,912

Telecommunication Services — 0.1%
Telephone & Data Systems Inc	37,129	1,018
United States Cellular Corp *	6,091	226

		1,244

Utilities — 2.3%
American Electric Power Co Inc	56,167	3,890
CenterPoint Energy Inc	326,669	9,052
Consolidated Edison Inc	64,991	5,068
DTE Energy Co	865	90
Exelon Corp	221,942	9,455
Hawaiian Electric Industries Inc	67,753	2,324
MDU Resources Group Inc	3,837	110

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NorthWestern Corp	8,352	$478
OGE Energy Corp	4,082	144
Southern Co	47,429	2,196

		32,807

		666,228

Total Common Stock (Cost $1,222,568) ($ Thousands)		1,378,436

PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	4,663	372
Henkel AG & Co KGaA	3,878	496

		868

Sweden — 0.0%
Akelius Residential Property AB	11,767	448

Total Preferred Stock (Cost $1,330) ($ Thousands)		1,316

	Number of Rights
RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, Expires 07/19/2018 *	253,205	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 1.2%

SEI Daily Income Trust, Government Fund,
Cl F
1.660%**†	16,542,313	16,542

Total Cash Equivalent (Cost $16,542) ($ Thousands)		16,542

Total Investments in Securities — 99.6% (Cost $1,240,440) ($ Thousands)		$1,396,294

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	45	Sep-2018	$1,815	$1,782	$(23)
FTSE 100 Index	10	Sep-2018	1,002	1,004	4
Hang Seng Index	2	Jul-2018	363	366	3
S&P 500 Index E-MINI	35	Sep-2018	4,820	4,763	(57)
SPI 200 Index	4	Sep-2018	452	454	1
TOPIX Index	9	Sep-2018	1,440	1,406	(26)

			$9,892	$9,775	$(98)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/30/18	USD	119	NZD	173	$(1)
Brown Brothers Harriman	07/30/18	USD	1	NOK	7	—
Brown Brothers Harriman	07/30/18	USD	159	NOK	1,290	—
Brown Brothers Harriman	07/30/18	USD	181	SGD	247	—
Brown Brothers Harriman	07/30/18	USD	35	SGD	48	—
Brown Brothers Harriman	07/30/18	USD	267	DKK	1,702	1
Brown Brothers Harriman	07/30/18	USD	275	AUD	372	—
Brown Brothers Harriman	07/30/18	USD	70	SEK	630	—
Brown Brothers Harriman	07/30/18	USD	227	SEK	2,012	(2)
Brown Brothers Harriman	07/30/18	USD	151	GBP	115	—
Brown Brothers Harriman	07/30/18	USD	226	GBP	170	—
Brown Brothers Harriman	07/30/18	USD	632	HKD	4,956	—
Brown Brothers Harriman	07/30/18	USD	266	CHF	265	1
Brown Brothers Harriman	07/30/18	USD	368	CHF	364	(1)
Brown Brothers Harriman	07/30/18	USD	923	JPY	101,427	(5)
Brown Brothers Harriman	07/30/18	USD	821	CAD	1,090	8
Brown Brothers Harriman	07/30/18	USD	277	CAD	364	—
Brown Brothers Harriman	07/30/18	USD	1,282	EUR	1,100	5
Brown Brothers Harriman	07/30/18	USD	540	EUR	461	—
Brown Brothers Harriman	07/30/18	GBP	16,903	USD	22,399	59
Brown Brothers Harriman	07/30/18	GBP	132	USD	174	(1)
Brown Brothers Harriman	07/30/18	SGD	17,173	USD	12,605	—
Brown Brothers Harriman	07/30/18	NZD	22,170	USD	15,195	190
Brown Brothers Harriman	07/30/18	NZD	43	USD	29	—
Brown Brothers Harriman	07/30/18	AUD	26,516	USD	19,599	9
Brown Brothers Harriman	07/30/18	AUD	41	USD	30	—
Brown Brothers Harriman	07/30/18	CHF	34,640	USD	35,061	81
Brown Brothers Harriman	07/30/18	CHF	198	USD	199	—
Brown Brothers Harriman	07/30/18	CAD	58,006	USD	43,595	(527)
Brown Brothers Harriman	07/30/18	EUR	74,113	USD	86,650	(46)
Brown Brothers Harriman	07/30/18	DKK	80,264	USD	12,593	(14)
Brown Brothers Harriman	07/30/18	NOK	96,893	USD	11,935	29
Brown Brothers Harriman	07/30/18	NOK	298	USD	37	—
Brown Brothers Harriman	07/30/18	SEK	137,193	USD	15,526	156
Brown Brothers Harriman	07/30/18	SEK	833	USD	93	(1)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/30/18	HKD	281,469	USD	35,871	$(23)
Brown Brothers Harriman	07/30/18	JPY	6,184,129	USD	56,387	445
Brown Brothers Harriman	07/30/18	JPY	17,804	USD	161	—

						$363

Percentages are based on Net Assets of $1,401,939 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $7,488 ($ Thousands), representing 0.53% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,376,466	$1,970	$–	$1,378,436
Preferred Stock	1,316	–	–	1,316
Right	–	–	–	–
Cash Equivalent	16,542	–	–	16,542

Total Investments in Securities	$1,394,324	$1,970	$–	$1,396,294

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$8	$—	$—	$8
Unrealized Depreciation	(106)	—	—	(106)
Forwards Contracts *
Unrealized Appreciation	—	984	—	984
Unrealized Depreciation	—	(621)	—	(621)

Total Other Financial Instruments	$(98)	$363	$—	$265

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2018, there were no Level 3 investments. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 34,016	$ 140,586	$ (158,060)	$ 16,542	$ 180

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 7.8%
Best Buy Co Inc	10,994	$820
Big Lots Inc	16,600	694
Canadian Tire Corp Ltd, Cl A	29,600	3,861
Children’s Place Inc	37,800	4,566
Churchill Downs Inc	241	72
Comcast Corp, Cl A	168,100	5,515
Dana Inc	23,026	465
Darden Restaurants Inc	65,500	7,012
Discovery Inc, Cl C *	49,109	1,252
Dollar General Corp	13,022	1,284
Dunkin’ Brands Group Inc	23,356	1,613
Fiat Chrysler Automobiles NV	24,564	464
Gap Inc	6,075	197
Graham Holdings Co, Cl B	1,110	651
John Wiley & Sons Inc, Cl A	6,690	418
Lear Corp	4,968	923
Lions Gate Entertainment Corp, Cl B	64,891	1,522
Lowe’s Cos Inc	34,400	3,288
Madison Square Garden Co *	34,528	10,710
McDonald’s Corp	39,565	6,199
Michael Kors Holdings Ltd *	8,184	545
News Corp	55,893	866
NVR Inc *	432	1,283
PulteGroup Inc	11,854	341
Target Corp, Cl A	163,100	12,415
Tenneco Inc	3,678	162
Ulta Beauty Inc *	12,619	2,946
Walt Disney Co	102,962	10,791
Wyndham Destinations Inc	25,200	1,116
Wyndham Hotels & Resorts Inc	25,200	1,483

		83,474

Consumer Staples — 14.7%
Altria Group Inc	240,506	13,658
Archer-Daniels-Midland Co	45,200	2,072
Bunge Ltd	13,650	952
Church & Dwight Co Inc	121,281	6,447
Clorox Co	51,839	7,011
Coca-Cola Co	123,881	5,433
Coca-Cola European Partners PLC	49,400	2,008
Colgate-Palmolive Co	104,041	6,743
Conagra Brands Inc	85,000	3,037
Costco Wholesale Corp	40,733	8,512
Hershey Co	51,971	4,836
Ingredion Inc	27,045	2,994
JM Smucker Co	43,949	4,724
Kellogg Co	92,700	6,477
Kimberly-Clark Corp	43,214	4,552
Kroger Co	124,000	3,528
Lamb Weston Holdings Inc	41,191	2,822
McCormick & Co Inc	72,119	8,372

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Metro Inc, Cl A	58,400	$1,984
Nu Skin Enterprises Inc, Cl A	18,077	1,414
PepsiCo Inc	67,240	7,320
Philip Morris International Inc	53,706	4,336
Procter & Gamble Co	59,123	4,615
Sanderson Farms Inc	28,200	2,965
Sysco Corp, Cl A	153,275	10,467
Tyson Foods Inc, Cl A	81,900	5,639
US Foods Holding Corp *	8,406	318
Walmart Inc	270,701	23,186

		156,422

Energy — 2.7%
Chevron Corp	55,271	6,988
ConocoPhillips	11,887	828
EOG Resources Inc	38,743	4,821
Marathon Petroleum Corp	19,233	1,349
PBF Energy Inc, Cl A	17,091	717
Phillips 66	2,339	263
Valero Energy Corp	105,625	11,706
Williams Cos Inc	102,556	2,780

		29,452

Financials — 14.3%
Aflac Inc	112,800	4,853
AGNC Investment Corp ‡	130,419	2,425
Allstate Corp	65,446	5,973
American Financial Group Inc	41,500	4,454
Annaly Capital Management Inc ‡	409,600	4,215
Arch Capital Group Ltd *	236,664	6,262
Assurant Inc	10,566	1,093
Assured Guaranty Ltd	34,028	1,216
Axis Capital Holdings Ltd	61,200	3,404
Bank of America Corp	21,231	599
Berkshire Hathaway Inc, Cl B *	59,100	11,031
BOK Financial Corp	52,300	4,917
Canadian Imperial Bank of Commerce	31,000	2,695
Cboe Global Markets Inc	98,273	10,227
Chubb Ltd	12,399	1,575
Everest Re Group Ltd	48,445	11,166
Fairfax Financial Holdings Ltd	2,520	1,413
Genworth MI Canada Inc	23,900	777
Hanover Insurance Group Inc, Cl A	19,700	2,355
Interactive Brokers Group Inc, Cl A	36,004	2,319
LPL Financial Holdings Inc	48,229	3,161
MarketAxess Holdings Inc	22,528	4,457
MFA Financial Inc ‡	260,882	1,977
Morningstar Inc, Cl A	73,958	9,485
National Bank of Canada	54,700	2,625
PNC Financial Services Group Inc	21,400	2,891
Popular Inc	14,791	669
ProAssurance Corp	36,413	1,291

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive Corp	115,800	$6,850
Reinsurance Group of America Inc, Cl A	9,329	1,245
RenaissanceRe Holdings Ltd	86,466	10,404
Starwood Property Trust Inc ‡	113,800	2,471
TFS Financial Corp	231,966	3,658
Toronto-Dominion Bank	63,900	3,696
Travelers Cos Inc	83,472	10,212
Validus Holdings Ltd	1,900	128
Voya Financial Inc	13,223	621
White Mountains Insurance Group Ltd	4,079	3,698

		152,508

Health Care — 16.8%
AbbVie Inc	53,300	4,938
Aetna Inc, Cl A	37,500	6,881
AmerisourceBergen Corp, Cl A	60,764	5,181
Amgen Inc, Cl A	16,800	3,101
Anthem Inc	44,047	10,485
AstraZeneca PLC ADR	107,200	3,764
Baxter International Inc	118,995	8,787
Biogen Inc *	3,955	1,148
Bio-Rad Laboratories Inc, Cl A *	8,340	2,406
Bristol-Myers Squibb Co	28,231	1,562
Catalent Inc *	24,441	1,024
Chemed Corp	1,680	541
Cigna Corp	23,482	3,991
Edwards Lifesciences Corp, Cl A *	2,235	325
Eli Lilly & Co	167,063	14,255
Express Scripts Holding Co *	44,900	3,467
Gilead Sciences Inc	9,068	642
Haemonetics Corp *	2,567	230
Hill-Rom Holdings Inc	7,580	662
Hologic Inc *	32,197	1,280
Humana Inc	43,713	13,010
ICON PLC *	9,895	1,311
Jazz Pharmaceuticals PLC *	3,419	589
Johnson & Johnson	198,959	24,142
Laboratory Corp of America Holdings *	18,602	3,340
Masimo Corp *	11,105	1,084
McKesson Corp	8,957	1,195
Merck & Co Inc	279,764	16,982
Perrigo Co PLC	2,072	151
Pfizer Inc	639,365	23,196
Premier Inc, Cl A *	59,128	2,151
Quest Diagnostics Inc	50,752	5,580
Taro Pharmaceutical Industries Ltd *	3,328	385
UnitedHealth Group Inc	35,706	8,760
Valeant Pharmaceuticals International Inc *	5,983	139
Varian Medical Systems Inc *	2,133	243
WellCare Health Plans Inc *	1,176	290

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	18,364	$1,564

		178,782

Industrials — 11.4%
Allison Transmission Holdings Inc	83,700	3,389
Boeing Co	32,700	10,971
BWX Technologies Inc, Cl W	20,728	1,292
Copa Holdings SA, Cl A	7,175	679
EMCOR Group Inc	13,365	1,018
Expeditors International of Washington Inc	104,761	7,658
FedEx Corp	21,100	4,791
General Dynamics Corp	8,600	1,603
Harris Corp	20,200	2,920
Huntington Ingalls Industries Inc, Cl A	5,798	1,257
Kaman Corp, Cl A	32,900	2,293
Korn/Ferry International	3,077	191
L3 Technologies Inc	20,542	3,951
Landstar System Inc	11,414	1,246
Lockheed Martin Corp	34,838	10,292
Moog Inc, Cl A	2,172	169
Northrop Grumman Corp	51,081	15,718
Quanta Services Inc *	37,697	1,259
Raytheon Co	92,985	17,963
Republic Services Inc	146,100	9,987
Southwest Airlines Co, Cl A	23,251	1,183
Spirit AeroSystems Holdings Inc, Cl A	12,040	1,034
United Continental Holdings Inc *	9,555	666
United Parcel Service Inc, Cl B	28,687	3,047
United Technologies Corp	50,700	6,339
Waste Management Inc	137,382	11,175

		122,091

Information Technology — 12.7%
Amdocs Ltd	171,424	11,347
Apple Inc	75,762	14,024
Applied Materials Inc	19,395	896
Aspen Technology Inc *	14,158	1,313
Automatic Data Processing Inc	39,187	5,257
Broadridge Financial Solutions Inc	13,234	1,523
CA Inc	109,843	3,916
Cadence Design Systems Inc *	8,968	388
Canon Inc ADR	87,700	2,867
Cisco Systems Inc	242,600	10,439
Citrix Systems Inc *	14,298	1,499
Cognizant Technology Solutions Corp, Cl A	9,780	773
CSG Systems International Inc	37,600	1,537
eBay Inc *	123,234	4,468
Hewlett Packard Enterprise Co	18,249	267
HP Inc	55,979	1,270
Intel Corp	265,600	13,203
International Business Machines Corp	40,700	5,686
Intuit Inc	7,434	1,519

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jabil Inc	30,169	$834
Jack Henry & Associates Inc	10,939	1,426
KLA-Tencor Corp	30,000	3,076
Mastercard Inc, Cl A	1,331	262
Micron Technology Inc *	7,653	401
Microsoft Corp	86,380	8,518
Motorola Solutions Inc	88,163	10,260
NetApp Inc	9,091	714
Oracle Corp, Cl B	91,318	4,023
salesforce.com Inc *	33,684	4,594
Science Applications International Corp	14,671	1,187
Symantec Corp, Cl A	173,514	3,583
Synopsys Inc *	74,285	6,357
Take-Two Interactive Software Inc, Cl A *	9,560	1,131
Tech Data Corp *	22,200	1,823
Teradyne Inc	15,297	582
VeriSign Inc *	11,156	1,533
Western Digital Corp	1,977	153
Western Union Co	118,100	2,401

		135,050

Materials — 1.6%
AptarGroup Inc	6,262	585
Avery Dennison Corp	31,600	3,226
Axalta Coating Systems Ltd *	79,171	2,400
Bemis Co Inc	44,400	1,874
Cabot Corp	10,926	675
Kaiser Aluminum Corp	33,600	3,498
LyondellBasell Industries NV, Cl A	7,082	778
Sonoco Products Co	50,200	2,636
Trinseo SA	16,311	1,157

		16,829

Real Estate — 1.9%
Apple Hospitality Inc ‡	13,369	239
CBRE Group Inc, Cl A *	30,359	1,449
Equity LifeStyle Properties Inc ‡	14,695	1,350
Gaming and Leisure Properties Inc ‡	10,456	374
Jones Lang LaSalle Inc	1,355	225
National Health Investors Inc ‡	26,300	1,938
Omega Healthcare Investors Inc ‡	89,900	2,787
Rayonier Inc	40,298	1,559
Ryman Hospitality Properties Inc ‡	3,322	276
SBA Communications Corp, Cl A *‡	12,376	2,044
Select Income ‡	65,000	1,461
Senior Housing Properties Trust ‡	148,300	2,683
VEREIT Inc ‡	523,800	3,897

		20,282

Telecommunication Services — 3.1%
AT&T Inc	403,283	12,949
BCE Inc	67,200	2,720

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NTT DOCOMO Inc ADR	130,100	$3,304
SK Telecom Co Ltd ADR	129,800	3,027
TELUS Corp	115,600	4,104
Verizon Communications Inc	149,193	7,506

		33,610

Utilities — 10.5%
Alliant Energy Corp	9,988	423
Ameren Corp	74,283	4,520
American Electric Power Co Inc	120,059	8,314
Consolidated Edison Inc	178,048	13,884
DTE Energy Co	45,217	4,686
Duke Energy Corp	55,583	4,396
Edison International	120,856	7,647
Entergy Corp	106,119	8,573
Eversource Energy	140,538	8,237
Exelon Corp	204,505	8,712
FirstEnergy Corp	87,500	3,142
MDU Resources Group Inc	14,744	423
NextEra Energy Inc	6,270	1,047
PG&E Corp	110,297	4,694
Pinnacle West Capital Corp	48,930	3,942
Portland General Electric Co	64,100	2,741
Public Service Enterprise Group Inc	183,544	9,937
Southern Co	138,614	6,419
Southwest Gas Holdings Inc	10,242	781
UGI Corp	27,722	1,444
WEC Energy Group Inc	119,032	7,695

		111,657

Total Common Stock (Cost $710,421) ($ Thousands)		1,040,157

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	26,681,612	26,682

Total Cash Equivalent (Cost $26,682) ($ Thousands)		26,682

Total Investments in Securities — 100.0% (Cost $737,103) ($ Thousands)		$1,066,839

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	64	Sep-2018	$ 8,848	$ 8,709	$ (139)

Percentages are based on Net Assets of $1,066,481 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,040,157	$–	$–	$1,040,157
Cash Equivalent	26,682	–	–	26,682

Total Investments in Securities	$1,066,839	$–	$–	$1,066,839

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(139)	$—	$—	$(139)

Total Other Financial Instruments	$(139)	$—	$—	$(139)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Value 6/30/18	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$ 22,607	$ 123,358	$ (119,283)	$ 26,682	$ 238

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Australia — 7.5%
Abacus Property Group	266,306	$742
AGL Energy Ltd	179,673	2,984
ASX Ltd	44,853	2,134
BHP Billiton Ltd	34,454	863
Brickworks Ltd	70,947	820
Caltex Australia Ltd	61,931	1,489
Coca-Cola Amatil Ltd	413,385	2,810
Crown Resorts Ltd	79,600	794
CSL Ltd	13,871	1,974
Flight Centre Travel Group Ltd	25,121	1,181
Harvey Norman Holdings Ltd	324,845	797
Inghams Group Ltd	126,411	357
LendLease Group	65,829	964
Macquarie Group Ltd	22,760	2,079
Mirvac Group	364,912	585
South32 Ltd	500,238	1,334
Stockland	214,928	631
Telstra Corp Ltd, Cl B	779,205	1,508
Treasury Wine Estates Ltd	41,275	530
Wesfarmers Ltd	45,049	1,643
Woolworths Group Ltd	97,674	2,203

		28,422

Austria — 1.2%
BUWOG AG	6,638	223
CA Immobilien Anlagen AG	10,990	366
Oesterreichische Post AG	18,062	825
OMV AG	17,653	1,001
Raiffeisen Bank International AG	10,727	329
S IMMO AG	9,548	186
Telekom Austria AG, Cl A	108,184	902
UNIQA Insurance Group AG	35,314	325
voestalpine AG	9,506	438

		4,595

Belgium — 1.7%
Bekaert SA	5,952	193
Colruyt SA	48,834	2,786
KBC Group NV	6,092	470
Proximus SADP	3,059	69
Sipef SA	1,175	82
TER Beke SA	295	58
UCB SA, Cl A	15,210	1,196
Umicore SA	24,872	1,427

		6,281

Canada — 2.4%
Bank of Nova Scotia/The, Cl C	10,917	618
Canadian Imperial Bank of Commerce	10,316	897
Canadian Tire Corp Ltd, Cl A	10,364	1,352
Loblaw Cos Ltd	14,646	753
TELUS Corp	73,777	2,619

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toronto-Dominion Bank	52,833	$3,056

		9,295

Denmark — 2.8%
Carlsberg A/S, Cl B	10,243	1,206
Coloplast A/S, Cl B	10,824	1,082
Danske Bank A/S	82,099	2,570
DSV A/S	8,292	670
ISS A/S	2,143	74
Jyske Bank A/S	17,004	933
Matas A/S	58,965	479
Novo Nordisk A/S, Cl B	22,840	1,059
Pandora A/S	7,142	499
Royal Unibrew A/S	6,685	533
Scandinavian Tobacco Group A/S	5,291	80
Sydbank A/S	26,840	923
United International Enterprises	564	130
William Demant Holding A/S *	5,208	209

		10,447

Finland — 1.0%
Elisa OYJ	9,000	417
Fortum OYJ	42,974	1,025
Kesko OYJ, Cl B	19,534	1,195
Orion Oyj, Cl B	22,506	607
Tieto OYJ	21,996	713

		3,957

France — 5.7%
Aeroports de Paris, Cl A	3,539	800
Atos SE	2,202	301
Bastide le Confort Medical	2,603	150
BNP Paribas SA	11,362	706
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	105
Caisse Regionale De Credit Agricole Mutuel Toulouse 31	779	104
Cie Generale des Etablissements Michelin SCA	19,546	2,380
Credit Agricole SA	45,175	603
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	103
Dassault Aviation SA	875	1,667
Engie SA	71,388	1,094
Fleury Michon SA	67	4
Fnac Darty SA *	1,028	98
Groupe Guillin	3,237	121
Hermes International	344	210
Kaufman & Broad SA	15,464	729
Lagardere SCA	43,604	1,151
LNA Sante SA	2,819	178
LVMH Moet Hennessy Louis Vuitton SE	307	102
Metropole Television SA	40,778	816
Orange SA	63,872	1,070

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rallye SA	8,387	$96
Rubis SCA	2,506	157
Sanofi	55,253	4,429
SCOR SE	24,604	914
Thales SA, Cl A	3,761	485
TOTAL SA	44,399	2,706
Veolia Environnement SA	3,427	73
Vilmorin & Cie SA	1,681	113

		21,465

Germany — 5.5%
Aareal Bank AG	25,732	1,132
adidas AG	2,113	461
Aurubis AG	8,653	662
Beiersdorf AG	6,787	771
CECONOMY AG	12,368	103
Covestro AG	20,363	1,817
Deutsche Lufthansa AG	3,047	73
Deutsche Post AG	18,204	594
Evonik Industries AG	29,427	1,008
Fielmann AG	10,464	724
Fraport AG Frankfurt Airport Services Worldwide	7,517	725
Hannover Rueck SE	12,686	1,582
Henkel AG & Co KGaA	1,850	206
Hornbach Holding AG & Co KGaA	2,784	201
Krones AG	2,477	320
KWS Saat SE	758	269
MAN SE	10,153	1,149
McKesson Europe AG	9,262	286
Merck KGaA	7,049	688
METRO AG	37,037	458
MTU Aero Engines AG	4,340	834
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	11,743	2,482
RTL Group SA	10,453	709
Salzgitter AG	26,692	1,164
SAP SE	2,696	311
Siemens AG	8,174	1,081
Siltronic AG	1,382	198
Sirius Real Estate Ltd	87,389	72
Uniper SE	20,656	616
Vonovia SE	5,398	257
Wuestenrot & Wuerttembergische AG	5,037	103

		21,056

Hong Kong — 5.9%
ASM Pacific Technology Ltd	63,300	800
BOC Hong Kong Holdings Ltd	19,000	90
Chevalier International Holdings Ltd	64,000	97
China Motor Bus Co Ltd	16,800	210
CK Infrastructure Holdings Ltd	132,000	978
CLP Holdings Ltd, Cl B	377,000	4,061

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dah Sing Banking Group Ltd	342,800	$718
First Pacific Co Ltd	476,000	230
Guoco Group Ltd	11,000	166
Hang Seng Bank Ltd	23,400	585
HK Electric Investments & HK Electric Investments Ltd	1,093,000	1,042
HKT Trust & HKT Ltd, Cl Miscellaneous	845,000	1,079
Hong Kong & China Gas Co Ltd	390,390	747
Hongkong & Shanghai Hotels Ltd/The	154,000	220
Hysan Development Co Ltd	19,000	106
Kerry Properties Ltd	480,000	2,297
Lee & Man Paper Manufacturing Ltd	716,000	725
Li & Fung Ltd	436,000	160
MTR Corp Ltd	184,000	1,018
New World Development Co Ltd	94,000	132
NWS Holdings Ltd	584,000	1,011
Paliburg Holdings Ltd	328,000	140
PCCW Ltd	1,055,000	594
Power Assets Holdings Ltd	48,500	339
Regal Hotels International Holdings Ltd	160,000	100
Regal Real Estate Investment Trust ‡	618,000	181
Shangri-La Asia Ltd	88,000	166
Sunlight Real Estate Investment Trust ‡	145,000	100
Tian An China Investment Co Ltd	170,000	95
Transport International Holdings Ltd, Cl B	91,600	263
WH Group Ltd	3,303,500	2,691
Wheelock & Co Ltd	113,000	787
Yue Yuen Industrial Holdings Ltd	211,000	596

		22,524

Ireland — 0.2%
AerCap Holdings NV *	1,578	85
Irish Residential Properties PLC	404,137	651
Total Produce PLC	51,466	134

		870

Israel — 1.6%
Bank Hapoalim BM	394,945	2,674
Bank Leumi Le-Israel BM	57,265	339
Israel Discount Bank Ltd, Cl A	185,998	544
Isras Investment Co Ltd	1,037	113
Kerur Holdings Ltd	3,193	83
Mizrahi Tefahot Bank Ltd	80,015	1,473
Orbotech Ltd *	3,513	217
Paz Oil Co Ltd	2,683	352
Shufersal Ltd	26,493	163

		5,958

Italy — 0.5%
Enel SpA	160,511	892
Hera SpA	337,822	1,053

		1,945

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Japan — 20.5%
Aeon Co Ltd, Cl H	20,300	$434
Aisin Seiki Co Ltd	23,000	1,049
Alfresa Holdings Corp	30,000	706
Alpen Co Ltd	6,500	140
ANA Holdings Inc	20,200	742
AOKI Holdings Inc	27,100	395
Aoyama Trading Co Ltd	19,400	648
Aozora Bank Ltd	39,800	1,515
Arcs Co Ltd	47,700	1,301
Asahi Glass Co Ltd	14,200	553
Asahi Group Holdings Ltd	10,800	553
Asahi Kasei Corp	53,200	676
Astellas Pharma Inc	209,800	3,199
Canon Inc	55,500	1,819
Choushimaru Co Ltd	2,100	98
COMSYS Holdings Corp	33,100	878
Daiichi Sankyo Co Ltd	35,000	1,339
Daiki Aluminium Industry Co Ltd	26,000	161
Daiohs Corp	3,400	42
Doutor Nichires Holdings Co Ltd	7,100	141
Ebara Foods Industry Inc	4,700	99
EDION Corp	87,000	877
FJ Next Co Ltd	16,100	149
FUJIFILM Holdings Corp	15,500	605
Gakkyusha Co Ltd	15,800	266
Gourmet Kineya Co Ltd	10,000	121
Hakudo Co Ltd	6,800	144
Hiroshima Gas Co Ltd	31,400	108
Hokkaido Gas Co Ltd	49,000	139
Honda Motor Co Ltd	36,900	1,084
Hoya Corp	1,500	85
Inaba Denki Sangyo Co Ltd	20,600	843
ITOCHU Corp	40,000	725
Japan Airlines Co Ltd	55,300	1,961
Japan Post Bank Co Ltd	19,600	228
Japan Post Holdings Co Ltd	108,400	1,187
Japan Real Estate Investment Corp ‡	14	74
Japan Tobacco Inc	24,000	671
Joshin Denki Co Ltd	6,000	188
JXTG Holdings Inc	327,500	2,277
Kadoya Sesame Mills Inc	2,200	120
Kamigumi Co Ltd	9,400	195
Kaneka Corp	42,000	377
Kato Sangyo Co Ltd	8,700	298
KDDI Corp	89,900	2,460
Keihanshin Building Co Ltd	19,000	157
Keiyo Co Ltd	101,200	503
Key Coffee Inc	8,700	173
Kinden Corp	83,700	1,368
Komeri Co Ltd	3,800	96
K’s Holdings Corp	27,800	289

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KU Holdings Co Ltd	2,700	$23
Kuraray Co Ltd	66,400	915
Kurimoto Ltd	11,300	199
Kyokuyo Co Ltd	11,300	367
KYORIN Holdings Inc	19,000	395
Kyowa Exeo Corp	37,400	982
Lawson Inc	6,600	412
Matsumotokiyoshi Holdings Co Ltd	9,200	413
McDonald’s Holdings Co Japan Ltd	36,700	1,872
Mebuki Financial Group Inc	135,900	456
Medipal Holdings Corp	30,400	612
Mitsubishi Corp	6,900	192
Mitsubishi Gas Chemical Co Inc	28,300	641
Mitsubishi Shokuhin Co Ltd	21,700	579
Mitsubishi Steel Manufacturing Co Ltd	8,600	167
Mitsubishi Tanabe Pharma Corp	59,800	1,033
Mitsubishi UFJ Lease & Finance Co Ltd	43,900	270
Mitsui & Co Ltd	81,800	1,364
Mochida Pharmaceutical Co Ltd	1,300	95
Nakayama Steel Works Ltd	15,200	92
NHK Spring Co Ltd	54,800	517
Nichias Corp	12,000	150
Nippo Corp	44,500	812
Nippon Express Co Ltd	15,500	1,125
Nippon Flour Mills Co Ltd	68,500	1,191
Nippon Telegraph & Telephone Corp	101,000	4,592
Nissan Motor Co Ltd	230,000	2,238
Nisshin Oillio Group Ltd/The	26,800	806
Nitto Fuji Flour Milling Co Ltd	4,000	181
NTT DOCOMO Inc	99,700	2,541
Okinawa Electric Power Co Inc/The	26,287	548
Ootoya Holdings Co Ltd	11,000	221
Osaka Gas Co Ltd	22,400	464
Otsuka Corp	14,600	573
OUG Holdings Inc	8,700	217
Paramount Bed Holdings Co Ltd	15,100	648
Paris Miki Holdings Inc	37,600	170
Proto Corp	6,100	80
Sankyo Co Ltd	2,500	98
Senshu Ikeda Holdings Inc	83,100	281
Seven & i Holdings Co Ltd	16,500	720
Shibusawa Warehouse Co Ltd/The	7,200	112
Shikibo Ltd	9,600	111
Shimachu Co Ltd	14,500	461
Shimamura Co Ltd	4,000	352
Shin-Keisei Electric Railway Co Ltd	8,200	162
Sumitomo Bakelite Co Ltd	94,000	906
Sumitomo Dainippon Pharma Co Ltd	9,000	191
Sumitomo Osaka Cement Co Ltd	232,000	1,087
Suzuken Co Ltd/Aichi Japan	23,200	982
Taisho Pharmaceutical Holdings Co Ltd	7,900	925
TAKEBISHI CORP	1,900	29

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Takeda Pharmaceutical Co Ltd	25,800	$1,090
Teijin Ltd	64,500	1,183
Tokyo Electric Power Co Holdings Inc *	52,900	246
Tokyo Gas Co Ltd	10,000	265
Toshiba Plant Systems & Services Corp	17,300	396
Tsumura & Co	21,000	679
West Japan Railway Co	23,300	1,717
Yaizu Suisankagaku Industry Co Ltd	9,400	105
Yamada Denki Co Ltd	460,000	2,288
Yamazawa Co Ltd	6,200	104
Yasuda Logistics Corp	32,100	261
Yellow Hat Ltd	5,600	166
Yodogawa Steel Works Ltd	11,600	296
Yomeishu Seizo Co Ltd	6,000	134
Yuasa Funashoku Co Ltd	4,560	144

		77,900

Luxembourg — 0.3%
APERAM SA	24,508	1,053

Netherlands — 2.1%
ABN AMRO Group NV	73,369	1,903
ArcelorMittal	4,163	122
ASR Nederland NV	12,485	510
Coca-Cola European Partners PLC	7,412	301
Corbion NV	9,841	314
Heineken NV	9,386	943
Koninklijke Ahold Delhaize NV	30,922	740
NN Group NV	65,980	2,684
Signify NV	17,628	458

		7,975

New Zealand — 2.2%
a2 Milk Co Ltd *	41,535	322
Chorus Ltd	57,800	164
Contact Energy Ltd	352,575	1,397
Fisher & Paykel Healthcare Corp Ltd	179,746	1,812
Fletcher Building Ltd	145,781	686
Freightways Ltd	32,367	171
Goodman Property Trust ‡	149,541	147
Mercury NZ Ltd	234,122	534
Meridian Energy Ltd	176,978	374
Ryman Healthcare Ltd	42,791	347
Spark New Zealand Ltd	176,255	445
Summerset Group Holdings Ltd	57,029	295
Tourism Holdings Ltd	55,789	251
Warehouse Group Ltd/The	171,577	239
Z Energy Ltd	197,560	1,013

		8,197

Norway — 1.4%
Austevoll Seafood ASA	63,800	766
Borregaard ASA	8,272	89
DNB ASA, Cl A	35,014	684

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marine Harvest ASA	41,810	$832
Norsk Hydro ASA	152,417	912
Orkla ASA	106,560	934
Telenor ASA	41,520	852
Yara International ASA	7,895	327

		5,396

Portugal — 0.4%
Jeronimo Martins SGPS SA	11,871	172
Ramada Invetimentos E Indust	9,412	95
REN - Redes Energeticas Nacionais SGPS SA	419,384	1,175

		1,442

Singapore — 4.3%
CapitaLand Commercial Trust ‡	422,500	514
CapitaLand Mall Trust ‡	1,270,500	1,929
DBS Group Holdings Ltd	193,400	3,774
Mapletree Industrial Trust	777,200	1,100
Mapletree Logistics Trust ‡	1,197,970	1,081
Olam International Ltd	60,600	95
Oversea-Chinese Banking Corp Ltd	75,300	643
SATS Ltd	392,700	1,440
Sheng Siong Group Ltd	155,100	120
SIA Engineering Co Ltd	125,600	289
Singapore Airlines Ltd	316,700	2,483
Singapore Technologies Engineering Ltd	108,000	261
SPH REIT ‡	284,000	206
United Industrial Corp Ltd	50,700	121
United Overseas Bank Ltd	44,200	867
UOL Group Ltd	58,700	328
Venture Corp Ltd	16,400	215
Viva Industrial Trust ‡	129,100	83
Wilmar International Ltd	356,300	800

		16,349

Spain — 1.7%
Ebro Foods SA	27,767	648
Enagas SA	9,151	268
Endesa SA	108,288	2,389
Grifols SA	23,651	712
Iberdrola SA	218,280	1,688
International Consolidated Airlines Group SA	21,712	190
Red Electrica Corp SA	18,088	368

		6,263

Sweden — 2.4%
Axfood AB	54,195	1,044
Clas Ohlson AB, Cl B	12,938	103
Essity AB, Cl B	33,979	840
Hemfosa Fastigheter AB	70,206	822
ICA Gruppen AB	35,841	1,100
JM AB	18,108	324
KNOW IT AB	10,862	209
L E Lundbergforetagen AB, Cl B	13,286	409

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Millicom International Cellular SA	13,424	$794
Resurs Holding AB	83,862	540
Scandic Hotels Group AB	38,312	331
Svenska Cellulosa AB SCA, Cl B	33,979	370
Swedbank AB, Cl A	23,600	506
Swedish Match AB	36,571	1,814

		9,206

Switzerland — 10.0%
Allreal Holding AG, Cl A *	688	112
ALSO Holding AG	1,128	135
Baloise Holding AG	8,737	1,270
Barry Callebaut AG	244	437
Basellandschaftliche Kantonalbank	213	198
Basler Kantonalbank, Cl H	1,334	100
BKW AG	9,867	636
Chocoladefabriken Lindt & Spruengli AG	207	1,340
Idorsia Ltd *	3,040	81
Intershop Holding AG	304	155
Julius Baer Group Ltd	6,409	376
Kuehne + Nagel International AG	14,018	2,106
Lastminute.com NV *	4,144	55
Nestle SA	20,568	1,593
Novartis AG	40,459	3,067
Orior AG	1,325	114
Pargesa Holding SA	2,175	184
Roche Holding AG	20,686	4,595
Romande Energie Holding SA	110	131
Schindler Holding AG	7,369	1,585
SGS SA, Cl B *	72	192
Sika AG	5,820	805
Sonova Holding AG *	11,483	2,057
St Galler Kantonalbank AG	263	137
Swiss Life Holding AG	11,894	4,133
Swiss Prime Site AG	23,197	2,129
Swiss Re AG	35,073	3,027
Swisscom AG *	3,328	1,485
Tamedia AG	1,454	220
Valiant Holding AG	6,581	745
Valora Holding AG	862	281
Vifor Pharma AG	5,146	822
Zurich Insurance Group AG	12,211	3,617

		37,920

United Kingdom — 13.1%
AstraZeneca PLC	6,001	416
BAE Systems PLC	296,226	2,530
Berkeley Group Holdings PLC	15,567	778
BP PLC	345,444	2,637
BP PLC ADR	12,668	578
Britvic PLC	132,819	1,366
Burberry Group PLC	3,546	101
Carnival PLC	38,211	2,193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Central Asia Metals PLC	150,005	$499
Centrica PLC	193,051	402
Close Brothers Group PLC	27,112	532
Coca-Cola HBC AG	37,198	1,243
Craneware PLC	7,808	218
CRH PLC	8,193	289
Diageo PLC	46,736	1,680
esure Group PLC	130,204	374
F&C UK Real Estate Investment Ltd ‡	30,456	40
Finsbury Food Group PLC	68,423	106
GlaxoSmithKline PLC	211,230	4,266
Halfords Group PLC	63,012	289
HSBC Holdings PLC	199,026	1,867
Imperial Brands PLC	23,804	887
Inchcape PLC	165,364	1,704
Informa PLC	12,752	141
J D Wetherspoon PLC	31,652	526
J Sainsbury PLC	419,481	1,779
John Menzies PLC	10,767	89
Kingfisher PLC	396,323	1,554
Legal & General Group PLC	170,271	598
Lloyds Banking Group PLC	658,580	548
Mondi PLC	24,033	651
National Grid PLC	43,687	484
Next PLC, Cl A	10,999	879
Palace Capital PLC	22,163	105
Persimmon PLC	8,647	289
QinetiQ Group PLC	442,391	1,575
Randgold Resources Ltd	1,207	93
Rio Tinto Ltd	32,457	2,001
Royal Bank of Scotland Group PLC *	128,732	435
Royal Mail PLC	213,519	1,425
ScS Group PLC	35,051	102
Secure Income Plc ‡	25,660	130
Smith & Nephew PLC	53,760	992
SSE PLC	173,663	3,107
Tate & Lyle PLC	203,993	1,742
TBC Bank Group PLC	14,835	342
TUI AG	99,862	2,192
Vodafone Group PLC	364,126	884
WH Smith PLC	32,425	856
William Hill PLC	232,599	932
Wm Morrison Supermarkets PLC	24,774	82

		49,528

United States — 1.1%
Atento SA	15,144	104
Coca-Cola European Partners PLC	64,337	2,615
Hudson Ltd, Cl A *	11,448	200
International Game Technology PLC	4,815	112
QIAGEN NV *	29,401	1,063

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taro Pharmaceutical Industries Ltd *	1,887	$218

		4,312

Total Common Stock (Cost $324,563) ($ Thousands)		362,356

PREFERRED STOCK – 0.2%

Germany – 0.2%
Bayerische Motoren Werke AG	3,763	300
Henkel AG & Co KGaA	3,482	445

Total Preferred Stock (Cost $744) ($ Thousands)		745

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	9,904,629	$9,905

Total Cash Equivalent (Cost $9,905) ($ Thousands)		9,905

Total Investments in Securities — 98.3% (Cost $335,212) ($ Thousands)		$373,006

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	72	Sep-2018	$2,905	$2,851	$(39)
FTSE 100 Index	15	Sep-2018	1,514	1,505	3
Hang Seng Index	3	Jul-2018	543	549	7
SPI 200 Index	5	Sep-2018	562	568	4
TOPIX Index	13	Sep-2018	2,069	2,031	(27)

			$7,593	$7,504	$(52)

Percentages are based on Net Assets of $379,394 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,356	$–	$–	$362,356
Preferred Stock	745	–	–	745
Cash Equivalent	9,905	–	–	9,905

Total Investments in Securities	$373,006	$–	$–	$373,006

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$–	$–	$14
Unrealized Depreciation	(66)	–	–	(66)

Total Other Financial Instruments	$(52)	$–	$–	$(52)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed International Managed Volatility Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Value 6/30/18	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$ 15,270	$ 47,425	$ (52,790)	$ 9,905	$ 118

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Consumer Discretionary – 1.1%
Hilton Worldwide Holdings Inc	19,640	$1,554

Real Estate — 97.6%
Alexandria Real Estate Equities Inc ‡	32,440	4,093
American Homes 4 Rent, Cl A ‡	163,280	3,622
Americold Realty Trust ‡	30,020	661
AvalonBay Communities Inc ‡	40,800	7,013
Boston Properties Inc ‡	48,020	6,023
Brandywine Realty Trust ‡	58,840	993
Camden Property Trust ‡	47,780	4,354
Chesapeake Lodging Trust ‡	37,340	1,181
Columbia Property Trust Inc ‡	13,344	303
Cousins Properties Inc, Cl A ‡	132,860	1,287
CubeSmart ‡	131,070	4,223
CyrusOne Inc ‡	60,590	3,536
DCT Industrial Trust Inc ‡	48,570	3,241
Duke Realty Corp ‡	105,250	3,055
Easterly Government Properties Inc ‡	17,680	349
Equinix Inc ‡	19,120	8,220
Essex Property Trust Inc ‡	5,070	1,212
Extra Space Storage Inc ‡	27,390	2,734
Federal Realty Investment Trust ‡	6,397	810
Forest City Realty Trust Inc, Cl A ‡	74,930	1,709
GGP Inc ‡	100,166	2,046
HCP Inc ‡	123,410	3,186
Healthcare Trust of America Inc, Cl A ‡	132,430	3,570
Highwoods Properties Inc ‡	59,510	3,019
Hudson Pacific Properties Inc ‡	40,970	1,452
Invitation Homes Inc ‡	88,371	2,038
Iron Mountain Inc ‡	15,747	551
JBG SMITH Properties ‡	9,090	332
Kilroy Realty Corp ‡	51,329	3,883
Kimco Realty Corp	95,940	1,630
Liberty Property Trust ‡	42,890	1,901
Macerich Co/The ‡	18,460	1,049
Mack-Cali Realty Corp ‡	104,650	2,122
Mid-America Apartment Communities Inc ‡	20,680	2,082
Paramount Group Inc ‡	52,407	807
Park Hotels & Resorts Inc ‡	103,250	3,163
Prologis Inc ‡	84,880	5,576
Public Storage ‡	12,468	2,828
QTS Realty Trust Inc, Cl A ‡	5,913	234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regency Centers Corp ‡	66,860	$4,151
Simon Property Group Inc ‡	56,690	9,648
Sun Communities Inc ‡	30,830	3,018
Sunstone Hotel Investors Inc ‡	176,000	2,925
Taubman Centers Inc ‡	17,930	1,054
UDR Inc ‡	82,477	3,096
Urban Edge Properties ‡	17,260	395
Ventas Inc ‡	80,740	4,598
Weingarten Realty Investors ‡	55,667	1,715

		130,688

Total Common Stock (Cost $114,209) ($ Thousands)		132,242

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	1,696,769	1,697

Total Cash Equivalent (Cost $1,697) ($ Thousands)		1,697

Total Investments in Securities — 100.0% (Cost $115,906) ($ Thousands)		$133,939

Percentages are based on Net Assets of $133,915 ($ Thousands).

‡	Real Estate Investment Trust.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

Cl – Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust Government Fund, CI F	$4,718	$53,811	$(56,832)	$1,697	$35

Totals	$4,718	$53,891	$(56,912)	$1,697	$35

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 35.6%

Consumer Discretionary – 4.1%
AMC Networks
4.750%, 08/01/2025	$94	$90
American Honda Finance MTN
1.700%, 02/22/2019	250	249
AutoZone
1.625%, 04/21/2019	70	69
Daimler Finance North America
2.753%, VAR ICE LIBOR USD 3 Month+0.390%, 05/04/2020 (A)	175	175
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	285	281
Discovery Communications
2.200%, 09/20/2019	50	49
Dollar Tree
3.055%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	195	195
Ford Motor Credit LLC
3.156%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	200	201
1.897%, 08/12/2019	350	345
General Motors Financial
3.272%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	150	151
3.188%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	150	151
Hyundai Capital America
3.261%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	125	125
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	296
Nissan Motor Acceptance MTN
3.232%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	200	203
PetSmart
5.875%, 06/01/2025 (A)	39	30
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	199
Sirius XM Radio
5.375%, 04/15/2025 (A)	265	261
Six Flags Entertainment
4.875%, 07/31/2024 (A)	232	226

		3,296

Consumer Staples — 2.9%
Alimentation Couche-Tard
2.833%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	200	200
Anheuser-Busch InBev Worldwide
3.048%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellation Brands
2.000%, 11/07/2019	$125	$123
Kraft Heinz Foods
3.173%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	125	126
Kroger
2.000%, 01/15/2019	220	219
Kroger MTN
1.500%, 09/30/2019	285	280
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
2.878%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	225	225
Reckitt Benckiser Treasury Services
2.895%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	200	200
Skandinaviska Enskilda Banken
2.903%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	300	301
2.751%, VAR ICE LIBOR USD 3 Month+0.430%, 05/17/2021 (A)	250	250

		2,312

Corporate Obligation — 0.3%
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	250	253

Energy — 1.6%
Anadarko Petroleum
6.950%, 06/15/2019	235	243
Andeavor Logistics
5.500%, 10/15/2019	90	92
Blue Racer Midstream
6.125%, 11/15/2022 (A)	250	253
BP Capital Markets PLC
2.969%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	250	250
FTS International
6.250%, 05/01/2022	103	104
Phillips 66
3.098%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	125	125
Total Capital International
2.923%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	225	225

		1,292

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 16.8%
ABN AMRO Bank
2.995%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	$300	$301
AIG Global Funding
2.817%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	250	250
American Express
2.846%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	200	201
Assurant
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	130	130
Bank of America MTN
3.519%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	150	152
2.987%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	225	226
Bank of Montreal MTN
2.926%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	350	352
Bank of Nova Scotia
1.650%, 06/14/2019	200	198
BB&T MTN
3.018%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	325	326
BPCE MTN
3.549%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	253
Branch Banking & Trust
1.450%, 05/10/2019	260	257
Canadian Imperial Bank of Commerce
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	275	277
Capital One
3.509%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	250	252
Citibank
2.826%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	250	251
Citigroup
2.880%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	500	425
Citizens Bank
3.129%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	275	274
Compass Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	250	250
Cooperatieve Rabobank UA
3.168%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	300	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CSAMS
3.420%, 07/25/2024	$120	$120
Danske Bank
2.894%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	200	201
Fifth Third Bank
2.609%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	250	250
Goldman Sachs Group
3.513%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	275	278
3.472%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	250	253
HSBC Holdings
2.926%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	230	230
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	250	250
ING Bank
3.027%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	200	201
Jackson National Life Global Funding
3.067%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	125	126
1.875%, 10/15/2018 (A)	200	200
JPMorgan Chase
2.989%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	300	301
KeyBank
2.350%, 03/08/2019	250	249
Manufacturers & Traders Trust
2.936%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	250	252
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	395	388
Morgan Stanley
3.539%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	175	177
3.209%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	225	226
National Bank of Canada MTN
2.886%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	250	251
Nordea Bank MTN
2.954%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	200	201
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	250	248
Protective Life Global Funding
1.722%, 04/15/2019 (A)	235	233

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
3.123%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	$250	$250
Royal Bank of Canada MTN
3.027%, VAR ICE LIBOR USD 3 Month+0.700%, 12/10/2018	200	201
2.788%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	200	200
Santander UK
2.920%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	300	300
Santander UK MTN
3.180%, VAR ICE LIBOR USD 3 Month+0.850%, 08/24/2018	300	300
Societe Generale MTN
3.417%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	300	301
State Street
3.341%, VAR ICE LIBOR USD 3 Month+1.000%, 06/15/2037	375	332
Sumitomo Mitsui Banking
2.877%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	250	250
2.703%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
SunTrust Bank
2.889%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	250	251
Svenska Handelsbanken MTN
2.800%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	250	250
Synchrony Financial
3.584%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	200	202
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	197
UBS MTN
2.995%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	250	251
US Bank
2.682%, VAR ICE LIBOR USD 3 Month+0.320%, 04/26/2021	250	250
Wells Fargo
3.469%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	150	152
Wells Fargo MTN
3.039%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	250	252

		13,503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 2.2%
Amgen
2.806%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	$150	$151
Anthem
2.500%, 11/21/2020	150	147
Bayer US Finance II
2.965%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	200	200
Cardinal Health
3.111%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	275	275
Centene Escrow I
5.375%, 06/01/2026 (A)	15	15
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	140	141
1.900%, 07/20/2018	350	350
Molina Healthcare
4.875%, 06/15/2025 (A)	190	184
Tenet Healthcare
4.625%, 07/15/2024 (A)	100	95
UnitedHealth Group
2.586%, VAR ICE LIBOR USD 3 Month+0.260%, 06/15/2021	225	225

		1,783

Industrials — 3.0%
Air Lease
2.125%, 01/15/2020	250	245
Catholic Health Initiatives
2.600%, 08/01/2018	305	305
Equifax
3.200%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	150	150
Fortive
1.800%, 06/15/2019	315	312
ILFC E-Capital Trust I
4.570%, 12/21/2065 (A)	500	468
John Deere Capital MTN
2.350%, 01/08/2021	105	103
Nielsen Finance
5.000%, 04/15/2022 (A)	300	295
PACCAR Financial MTN
1.300%, 05/10/2019	195	193
RBS Global
4.875%, 12/15/2025 (A)	86	81
Sensata Technologies
5.000%, 10/01/2025 (A)	300	302

		2,454

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.6%
Broadcom
2.375%, 01/15/2020	$300	$296
DXC Technology
2.875%, 03/27/2020	105	104
eBay
3.229%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	300	301
Entegris
4.625%, 02/10/2026 (A)	65	62
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	250	247
QUALCOMM
2.781%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	275	278

		1,288

Materials — 0.9%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	221
Glencore Funding LLC
2.500%, 01/15/2019 (A)	150	149
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	121	123
Syngenta Finance
3.698%, 04/24/2020 (A)	200	199

		692

Real Estate — 0.2%
Equinix
5.750%, 01/01/2025	200	202

Telecommunication Services — 0.7%
AT&T
3.264%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	300	303
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	246

		549

Utilities — 1.3%
DTE Energy
1.500%, 10/01/2019	260	255
Emera US Finance
2.150%, 06/15/2019	175	173
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	90
Sempra Energy
1.625%, 10/07/2019	155	152
Southern
1.550%, 07/01/2018	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Energy (Escrow Security)
3.900%, 12/31/2034 (B)	$4	$—

		1,020

Total Corporate Obligations (Cost $28,831) ($ Thousands)		28,644

LOAN PARTICIPATIONS — 27.4%

Aerospace/Defense — 0.5%
Sequa Mezzanine Holdings L.L.C., Initial Loan
11.099%, VAR LIBOR+9.000%, 04/28/2022	89	89
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
7.046%, VAR LIBOR+5.000%, 11/28/2021	113	113
Transdigm Inc., New Tranche E Term Loan (2018)
4.594%, 05/30/2025	9	8
Transdigm Inc., New Tranche F Term Loan (2018)
4.594%, 06/09/2023	246	245

		455

Airlines — 0.2%
Air Methods, Term Loan, 1st Lien
5.802%, 04/22/2024	200	191
American Airlines, Inc., Term Loan B, 1st Lien
4.073%, 12/14/2023	25	25

		216

Broadcasting and Entertainment — 0.1%
Cumulus Media Holdings Inc., Term Loan, 1st Lien
6.510%, 05/15/2022	29	29
5.240%, VAR LIBOR+3.250%, 12/23/2020	76	65

		94

Building Materials — 0.8%
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.280%, VAR LIBOR+2.250%, 01/02/2025	71	71
Beacon Roofing Supply, Term Loan, 1st Lien
6.000%, 01/02/2025	—	—
Forterra Finance, LLC, Replacement Term Loan
4.980%, VAR LIBOR+3.000%, 10/25/2023	166	154
Jeld-Wen, Cov-Lite, Term Loan B4, 1st Lien
4.302%, 12/14/2024	196	196

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
LBM, Cov-Lite, Term Loan, 1st Lien
5.651%, 08/20/2022	$126	$126
Summit Materials LLC, Cov-Lite, Term Loan B, 1st Lien
4.094%, 11/21/2024	75	74

		621

Buildings and Real Estate — 0.3%
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.980%, VAR LIBOR+3.000%, 10/24/2022	141	135
Fairmount Santrol Inc. (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
8.300%, VAR LIBOR+6.000%, 11/01/2022	51	51

		186

Cable/Wireless Video — 0.1%
Telenet Financing, Term Loan AN
4.323%, 08/15/2026	105	104

Cargo Transport — 0.3%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.280%, VAR LIBOR+3.250%, 04/28/2022	215	208

Chemicals — 2.4%
Atotech B.V., Term Loan B1, 1st Lien
5.334%, VAR LIBOR+3.000%, 01/31/2024	77	77
Atotech, Cov-Lite, Team Loam B
5.302%, 01/31/2024	17	17
Berlin Packaging, Cov-Lite, Term Loam
4.980%, 07/25/2025	23	23
4.923%, 07/25/2025	16	15
Berlin Packaging, Cov-Lite, Term Loam B, 1st Lien
4.990%, 11/07/2025	111	111
Charter NEX Films, Cov-Lite, Term Loan B, 1st Lien
4.980%, VAR LIBOR+3.250%, 05/16/2024	145	144
Consolidated Energy Limited, Term Loan B
4.525%, 05/07/2025	140	139
H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien
3.948%, 10/20/2024	163	161
Kraton Polymers, Term Loan B, 1st Lien
4.594%, 03/08/2025	54	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pregis, Cov-Lite, Term Loan, 1st Lien
5.802%, VAR LIBOR+3.500%, 05/20/2021	$142	$141
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.844%, VAR LIBOR+2.750%, 02/05/2023	379	378
Ring Container Technologies Group LLC, Cov-Lite, Term Loan, 1st Lien
4.730%, 10/31/2024	129	128
Tricorbraun Holdings, Cov-Lite, Term Loan, 1st Lien
6.052%, 11/30/2023	—	—
Tronox Finance, Cov-Lite, Term Loan B, 1st Lien
5.094%, 09/23/2024	178	178
Vantage Specialty Chemicals, Cov-Lite, Term Loan, 1st Lien
6.094%, 10/28/2024	—	—
Wilsonart LLC, Cov-Lite, Term Loan D, 1st Lien
5.560%, VAR LIBOR+3.250%, 12/19/2023	296	295

		1,861

CHEMICALS — 0.0%
Emerald Performance Materials LLC, Cov-Lite, Term Loan, 1st Lien
5.594%, VAR LIBOR+3.500%, 07/30/2021	—	—

Commercial Services — 0.0%
Safe Fleet, Cov-Lite, Term Loan, 1st Lien
4.780%, 02/03/2025	35	35

Computers & Electronics — 2.3%
Applied Systems, Cov-Lite, Term Loan B, 1st Lien
5.334%, 09/19/2024	173	174
Applied Systems, Inc., Initial Term Loan
9.302%, VAR LIBOR+7.000%, 09/19/2025	14	14
Barracuda Networks, Term Loan, 1st Lien
5.307%, 02/12/2025	43	43
Epicor Software, Cov-Lite, Term Loan, 1st Lien
5.240%, VAR LIBOR+3.750%, 06/01/2022	304	303
Evergreen Skills Lux S.À R.L., Initial Term Loan
6.730%, VAR LIBOR+4.750%, 04/28/2021	98	92

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.091%, VAR LIBOR+2.000%, 04/26/2024	$208	$206
Go Daddy Operating Company LLC, Cov-Lite, Term Loan B, 1st Lien
4.230%, 02/15/2024	244	242
Greeneden U.S. Holdings, Tranche B-3, Term Loan, 1st Lien
5.802%, 12/01/2023	5	5
Infoblox, Term Loan B, 1st Lien
6.401%, 11/07/2023	172	173
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.807%, VAR LIBOR+3.500%, 06/13/2024	58	57
Oberthur Technologies Holding, Cov-Lite, Term Loan B, 1st Lien
6.052%, VAR LIBOR+3.750%, 01/10/2024	38	38
Optiv, Cov-Lite, Term Loan, 1st Lien
5.250%, VAR LIBOR+3.250%, 02/01/2024	60	58
Rocket Software, Cov-Lite, Term Loan, 1st Lien
6.052%, VAR LIBOR+4.250%, 10/14/2023	80	80
Rocket Software, Cov-Lite, Term Loan, 2nd Lien
11.802%, VAR LIBOR+9.500%, 10/14/2024	25	25
Solera Holdings, Cov-Lite, Term Loan, 1st Lien
4.844%, VAR LIBOR+3.250%, 03/03/2023	46	46
SS&C Technologies, Cov-Lite, Term Loan B3, 1st Lien
4.594%, 04/16/2025	113	113
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
4.594%, 04/16/2025	42	42
Veritas US Inc., New Dollar Term B Loan
6.802%, VAR LIBOR+4.500%, 01/27/2023	43	40
VF Holding, Cov-Lite, Term Loan, 1st Lien
5.230%, 06/30/2023	104	103

		1,854

Construction — 0.2%
Pike Corporation, Initial Term Loan
5.490%, 03/23/2025	29	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Terex, Cov-Lite, Term Loan, 1st Lien
3.980%, 01/31/2024	$178	$178

		207

Consumer Discretionary — 0.5%
Albertsons, LLC, Asset Backed Term Loan
0.000%, 05/03/2023 (C)	50	50
Samsonite International, Cov-Lite, Term Loan B4, 1st Lien
3.730%, 04/25/2025	20	20
SRS DISTRIBUTION, Term Loan
5.580%, 05/23/2025	64	63
Warner Music, Cov-Lite, Term Loan
4.150%, 11/01/2023	250	248

		381

Containers, Packaging and Glass — 0.3%
BWay Holding Company , Initial Term Loan, 1st Lien
5.588%, VAR LIBOR+3.250%, 04/03/2024	57	57
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.308%, VAR LIBOR+3.000%, 12/29/2023	135	134

		191

Energy — 0.3%
Bison Midstream, Term Loan B, 1st Lien
6.088%, 05/21/2025	152	152
Peabody Energy Corporation, Term Loan
4.730%, 03/31/2025	48	48

		200

Entertainment & Leisure — 0.1%
Hoya Midco LLC, Cov-Lite, Term Loan B, 1st Lien
5.594%, 06/30/2024	65	64

Financial — 0.3%
Asurion, LLC (fka Asurion Corporation), Term Loan B-7
0.000%, 11/29/2024 (C)	167	167
Blackhawk Network Holdings, Term Loan B
5.073%, 05/23/2025	89	89

		256

Financials — 0.0%
TransUnion, Term Loan B4, 1st Lien
0.000%, 06/12/2025 (C)	35	35

Food & Beverage — 0.1%
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
5.280%, 02/05/2025	51	51

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
5.255%, 02/05/2025	$64	$64

		115

Food/Tobacco — 0.1%
Aramark Intermediate HoldCo, U.S. Term B-3 Loan, 1st Lien
4.084%, VAR LIBOR+1.750%, 03/11/2025	79	79

Gaming — 0.2%
Scientific Games International, Inc., Initial Term B-5 Loan
4.921%, VAR LIBOR+2.750%, 08/14/2024	123	122
4.730%, VAR LIBOR+2.750%, 08/14/2024	29	29

		151

Gaming & Hotels — 0.7%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 12/23/2024	123	123
CCM Merger, Term Loan B, 1st Lien
4.730%, VAR LIBOR+2.750%, 08/06/2021	128	128
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.980%, VAR LIBOR+4.000%, 10/13/2023	285	268
Penn National Gaming, Term Loan B, 1st Lien
4.480%, VAR LIBOR+2.500%, 01/19/2024	28	28

		547

Gaming/Leisure — 0.5%
ESH Hospitality, Inc., Term Loan B (2018)
4.094%, 08/30/2023	399	396

Health Care — 1.0%
ACADIA HEALTHCARE, Cov-Lite, Term Loan B3
4.480%, 02/11/2022	189	189
ACADIA HEALTHCARE, Cov-Lite, Term Loan B4
4.480%, 02/16/2023	191	191
Press Ganey Holdings, Inc., Term Loans, 1st Lien
4.730%, 10/23/2023	330	329
Radiology Partners, Term Loan, 1st Lien
0.000%, 07/04/2025 (C)	130	129

		838

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Healthcare — 2.7%
Auris Luxembourg III SARL, Term Loan, 1st Lien
5.302%, VAR LIBOR+3.000%, 01/17/2022	$315	$316
Concentra, Term Loan, 2nd Lien
8.490%, 06/01/2023	20	20
DJO Finance LLC, Term Loan, 1st Lien
5.151%, VAR LIBOR+3.250%, 06/08/2020	134	133
Envision Healthcare, Cov-Lite, Term Loan, 1st Lien
5.100%, VAR LIBOR+3.000%, 12/01/2023	135	135
Equinox Holdings, Cov-Lite, Term Loan, 1st Lien
4.901%, 03/08/2024	284	283
Equinox Holdings, Cov-Lite, Term Loan, 2nd Lien
8.901%, VAR LIBOR+7.000%, 09/06/2024	75	77
Gentiva (Kindred at Home), Second Lien
0.000%, 06/22/2026 (C)	54	55
Gentiva (Kindred at Home), Term Loan
0.000%, 06/23/2025 (C)	73	72
Gentiva Health Services, Term Loan, 1st Lien
0.000%, 06/23/2025 (C)	46	45
Hanger, Inc., Term Loan B, 1st Lien
5.401%, 03/06/2025	191	191
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.802%, VAR LIBOR+2.500%, 08/18/2022	62	61
4.480%, VAR LIBOR+2.500%, 08/18/2022	56	56
Life Time Fitness, Cov-Lite, Term Loan, 1st Lien
5.057%, VAR LIBOR+3.000%, 06/10/2022	277	276
Life Time Fitness, INC.,Term Loan
4.730%, 06/10/2022	1	1
Sterigenics-Nordion Holdings LLC, Cov-Lite, Term Loan, 1st Lien
4.980%, VAR LIBOR+3.000%, 05/15/2022	263	262
Surgery Center Holdings, Term Loan, 1st Lien
5.350%, VAR LIBOR+3.250%, 09/02/2024	95	94

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien
4.983%, VAR LIBOR+3.000%, 06/02/2025	$110	$109

		2,186

Healthcare, Education and Childcare — 0.2%
DJO Finance LLC, Initial Term Loan, 1st Lien
5.558%, VAR LIBOR+3.250%, 06/08/2020	136	135

Housing — 0.3%
GGP (Brookfield Residential Property), Term Loan B
0.000%, 05/07/2025 (C)	250	245

Information Technology — 0.4%
Ceridian, Cov-Lite, Term Loan B4, 1st Lien
5.226%, 04/30/2025	110	110
EIG Investors Corp (Endurance), Term Loan B (2018)
6.075%, 02/09/2023	233	233
Endurance International, Term Loan, 1st Lien
5.834%, 02/09/2023	2	2

		345

Insurance — 0.6%
Acrisure LLC, Cov-Lite, Term Loan B2, 1st Lien
6.609%, 11/22/2023	14	13
Acrisure, Term Loan B, 1st Lien
0.000%, 06/07/2023	66	65
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018)
5.046%, 05/09/2025	41	40
AmWINS Group, Cov-Lite, Term Loan B, 1st Lien
4.730%, VAR LIBOR+2.750%, 01/25/2024	91	90
4.614%, VAR LIBOR+2.750%, 01/25/2024	37	37
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan
8.094%, VAR LIBOR+6.000%, 08/04/2025	176	178
Hub International Limited, Initial Term Loan, 1st Lien
5.360%, 04/25/2025	116	115

		538

Leasing — 0.0%
CH Hold, Cov-Lite, Term Loan, 1st Lien
5.094%, VAR LIBOR+3.000%, 02/01/2024	34	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CH Hold, Cov-Lite, Term Loan, 2nd Lien
9.230%, VAR LIBOR+7.250%, 02/03/2025	$22	$22

		56

Machinery — 1.1%
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.302%, 05/18/2024	42	42
Columbus McKinnon, Term B Loan, 1st Lien
4.802%, 01/31/2024	48	47
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan
5.052%, VAR LIBOR+2.750%, 07/30/2024	104	104
Graftech International Ltd., Initial Term Loan, 1st Lien
5.505%, 02/12/2025	153	152
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
4.401%, 08/18/2023	113	112
Kemet, Cov-Lite, Term Loan B, 1st Lien
7.901%, VAR LIBOR+6.000%, 04/26/2024	86	87
ORYX Southern Delaware Holdings, Initial Term Loan
5.230%, 02/28/2025	143	141
Rexnord LLC, Cov-Lite, Term Loan, 1st Lien
4.211%, 08/21/2024	138	138

		823

Manufacturing — 0.2%
Energizer Holdings Inc., Term Loan, 1st Lien
0.000%, 06/20/2025 (C)	23	23
Hillman, Term Loan B, 1st Lien
5.480%, 05/16/2025	99	98
Hillman, Term Loan, 1st Lien
0.000%, 05/16/2025 (C)	31	31
ON Semiconductor, 2018 New Replacement Term B-3 Loan
3.730%, VAR LIBOR+1.750%, 03/31/2023	49	49

		201

Media — 1.5%
Altice Financing S.A., Cov-Lite, Term Loan, 1st Lien
5.098%, 01/31/2026	128	125
Altice US Finance I, Incremental Cov-Lite, Term Loan B, 1st Lien
4.344%, 07/28/2025	129	128
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan
4.573%, 01/25/2026	169	169

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Learfield Communications, Cov-Lite, Term Loan, 1st Lien
5.240%, 12/01/2023	$5	$5
Mission Broadcasting, Cov-Lite, Term Loan B2, 1st Lien
4.483%, VAR LIBOR+2.500%, 01/17/2024	23	23
Nexstar Broadcasting Group, Cov-Lite, Term Loan B2, 1st Lien
4.483%, VAR LIBOR+2.500%, 01/17/2024	177	176
Numericable U.S. LLC, Cov-Lite, Term Loan B, 1st Lien
5.348%, 01/31/2026	69	68
SFR Group S.A., Cov-Lite, Term Loan B, 1st Lien
4.844%, VAR LIBOR+2.750%, 07/31/2025	154	150
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.323%, VAR LIBOR+2.250%, 01/15/2026	59	59
Univision Communications Inc., Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/15/2024	—	—
UPC Financing Partnership, Facility AR, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	228	225

		1,128

Mining, Steel, Iron and Nonprecious Metals — 0.2%
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	193	182

Oil & Gas — 1.0%
California Resources Corporation, Initial Loan, 1st Lien
6.838%, VAR LIBOR+4.750%, 12/31/2022 (B)	54	55
California Resources Corporation, Loan, 1st Lien
12.466%, VAR LIBOR+10.375%, 12/31/2021	68	75
Chesapeake Energy Corporation, Class A Loan, 1st Lien
9.594%, VAR LIBOR+7.500%, 08/23/2021	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Energy Transfer Equity L.P., Term Loan B, 1st Lien
4.091%, 02/02/2024	$213	$211
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.844%, VAR LIBOR+4.750%, 04/16/2021	134	134
Ultra Resources, Loan, 1st Lien
5.085%, 04/12/2024	8	8

		692

Personal and Non-Durable Consumer Products (Manufacturing Only) — 0.0%
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.476%, VAR LIBOR+3.500%, 09/07/2023	5	4

		4

Personal, Food and Miscellaneous Services — 0.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.230%, VAR LIBOR+2.250%, 02/16/2024	49	49
1011778 BC ULC/New Red Finance (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 02/16/2024	76	75

		124

Printing & Publishing — 0.8%
A-L Parent LLC, Cov-Lite, Term Loan B, 1st Lien
5.350%, VAR LIBOR+3.250%, 12/01/2023	47	47
A-L Parent LLC, Incremental Cov-Lite, Term Loan, 1st Lien
0.000%, 12/01/2023 (C)	56	56
Houghton Mifflin Harcourt Publishers, Cov- Lite, Term Loan B, 1st Lien
4.976%, 05/28/2021	134	124
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
6.094%, VAR LIBOR+4.000%, 05/04/2022	98	96
MTL Publishing LLC, Term Loan, 1st Lien
4.335%, 08/20/2023	190	190
Multi-Color, Cov-Lite, Term Loan B, 1st Lien
4.230%, 10/31/2024	54	54

		567

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Printing, Publishing and Broadcasting — 0.2%
Dex Media, Inc., Loan, 1st Lien
11.990%, VAR LIBOR+10.000%, 07/29/2021	$39	$40
Meredith Corporation, Term Loan, 1st Lien
5.094%, VAR LIBOR+3.000%, 01/31/2025	148	147

		187

Professional & Business Services — 2.1%
Albany Molecular Research, Cov-Lite, Term Loan, 1st Lien
5.230%, 08/30/2024	149	149
Audio Visual Services, Cov-Lite, Term Loan
5.251%, 03/03/2025	—	—
Audio Visual Services, Term Loan, 1st Lien
5.251%, 03/03/2025	84	83
5.233%, 03/03/2025	102	100
Audio Visual Services, Term Loan, 2nd Lien
9.233%, 09/01/2025	52	51
BPA Laboratories, Term Loan, 2nd Lien
4.802%, 04/29/2020 (B)	44	40
Casmar Holdings Pty Ltd, Cov-Lite, Term Loan B, 1st Lien
6.802%, 12/08/2023	73	70
Checkout Holding Corp., Term B Loan
5.480%, VAR LIBOR+3.500%, 04/09/2021	163	102
Conduent, Term Loan B, 1st Lien
4.594%, VAR LIBOR+4.000%, 12/07/2023	106	106
Emerald 2 Ltd, Cov-Lite, Term Loan B1, 1st Lien
6.453%, VAR LIBOR+4.000%, 05/14/2021	36	36
Euro Garages/EG Group, Cov-Lite, Term Loan B, 1st Lien
6.338%, 02/07/2025	47	47
GW Honos Security, Cov-Lite, Term Loan, 1st Lien
5.800%, 05/24/2024	98	98
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
7.084%, 11/03/2023	56	55
LegalZoom.com, Cov-Lite, Term Loan B, 1st Lien
6.397%, 11/21/2024	101	101
PI UK Holdco II Ltd, Cov-Lite, Term Loan B, 1st Lien
5.483%, 01/03/2025	8	8
5.480%, 01/03/2025	67	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PI UK Holdco II Ltd, Cov-Lite, Term Loan, 1st Lien
5.594%, 01/03/2025	$131	$129
Quintiles IMS, Cov-Lite, Term Loan B2, 1st Lien
4.334%, 01/17/2025	51	51
Syniverse Holdings, Inc., Tranche C Term Loan
7.046%, VAR LIBOR+5.000%, 03/09/2023	85	84
Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 02/06/2024	81	78
Tempo Acquisition LLC, Cov-Lite, Term Loan B, 1st Lien
5.094%, VAR LIBOR+3.000%, 05/01/2024	54	54
Trans Union LLC, 2017 Replacement Term B-3 Loan
4.094%, VAR LIBOR+2.000%, 04/10/2023	174	173
Ultra Resources, Cov-Lite, 1st Lien
5.085%, 04/12/2024	2	2

		1,683

Real Estate — 0.4%
Crown America, 1st Lien
4.312%, 04/03/2025	53	53
RE/MAX International, Cov-Lite, Term Loan B, 1st Lien
5.052%, VAR LIBOR+2.750%, 12/15/2023	253	253

		306

Retail Food & Drug — 0.1%
Albertson’s LLC, 2017-1 Term B-4 Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 08/25/2021	36	36
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
5.530%, VAR LIBOR+3.750%, 02/03/2024	45	45

		81

Retail Stores — 0.4%
Academy, Ltd., Initial Term Loan, 1st Lien
6.001%, VAR LIBOR+4.000%, 07/01/2022	32	27
5.983%, VAR LIBOR+4.000%, 07/01/2022	69	57

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
8.990%, VAR LIBOR+7.000%, 12/31/2022	$44	$45
General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien
10.740%, 03/04/2021	73	70
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.609%, VAR LIBOR+3.000%, 01/26/2023	153	110
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.010%, VAR LIBOR+3.000%, 03/11/2022	30	25

		334

Retailing — 0.7%
Belron Finance US LLC, Cov-Lite, Term Loan B, 1st Lien
4.863%, 11/07/2024	63	63
Seminole Hard Rock Entertainment, Term Loan B, 1st Lien
5.058%, VAR LIBOR+2.750%, 05/14/2020	482	483

		546

Service — 0.3%
GFL Environmental, Delay Draw
0.000%, 05/30/2025 (C)	6	6
GFL Environmental, Term Loan B (2018)
5.084%, 05/30/2025	49	48
St. George’s University Scholastic Services, Cov-Lite, Term Loan B, 1st Lien
5.400%, 07/06/2022	2	2
St. George’s University Scholastic Services, Delay Draw
0.000%, 06/20/2025 (C)	32	32
St. George’s University Scholastic Services, Term Loan B
5.400%, 07/06/2022	64	64
St. George’s University Scholastic Services, Term Loan B (2018)
0.000%, 06/20/2025 (C)	104	104

		256

Telecommunications — 2.2%
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 01/31/2025	165	161
FirstLight Fiber, Term Loan, 1st Lien
0.000%, 06/19/2025	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.603%, 01/02/2024	$9	$10
Intelset Jackson Holdings S.A., Tranche B-3, Term Loan, 1st Lien
5.718%, 11/27/2023	244	243
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.334%, VAR LIBOR+2.250%, 02/22/2024	270	269
MacDonald Dettwiler, Term Loan B, 1st Lien
4.740%, 10/04/2024	175	174
MTN Infrastructure TopCo, Cov-Lite, Term Loan B, 1st Lien
4.980%, 11/15/2024	119	119
Radiate Holdco LLC, Cov-Lite, Term Loan, 1st Lien
5.094%, VAR LIBOR+3.000%, 02/01/2024	119	118
SBA Senior Finance II LLC, Initial Term Loan, 1st Lien
3.990%, 04/11/2025	138	137
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+2.500%, 02/02/2024	231	230
WideOpenWest Finance LLC, Term Loan B, 1st Lien
5.335%, VAR LIBOR+3.250%, 08/18/2023	305	291

		1,832

Transportation — 0.1%
XPO Logistics, Inc., Refinancing Term Loan (2018)
3.961%, VAR LIBOR+2.000%, 02/24/2025	50	49

Utilities — 0.2%
ExGen Renewables/Exelon IV LLC, Term Loan, 1st Lien
4.990%, 11/28/2024	114	114
Power Borrower, Term Loan, 1st Lien
5.584%, 03/06/2025	40	39
Vistra Operations Company LLC, Cov-Lite, Term Loan B2, 1st Lien
4.344%, VAR LIBOR+2.750%, 12/14/2023	86	85
4.230%, VAR LIBOR+2.750%, 12/14/2023	27	27

		265

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Utility — 0.2%
Vistra Operations Company LLC, Term Loan B-3
4.057%, 12/14/2025	$185	$184

Total Loan Participations
(Cost $22,204) ($ Thousands)		22,043

ASSET-BACKED SECURITIES — 21.6%
Automotive — 5.8%
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	26	26
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	235	235
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	128	128
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	30	30
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	115	115
ARI Fleet Lease Trust, Ser 2015-A, Cl A3
1.670%, 09/15/2023 (A)	188	187
Canadian Pacer Auto Receivables Trust, Ser 2018-1A, Cl A2A
2.700%, 08/19/2020 (A)	135	135
Chesapeake Funding II, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	110	110
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	41	40
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	250	247
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	125	124
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	93	92
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	30	30
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	77	77
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	69	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	$93	$92
Ford Credit Auto Lease Trust, Ser 2018-A, Cl A2A
2.710%, 12/15/2020	140	140
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	148
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	25	25
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	115	114
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	153	152
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	275	275
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	112	112
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	110	110
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	74	74
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	300	297
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	117	117
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	149
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl A2A
2.580%, 10/15/2020	245	245
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A2A
2.780%, 03/15/2021	165	165
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	50	49
Securitized Term Auto Receivables Trust, Ser 2018-1A, Cl A2
2.807%, 12/29/2020 (A)	250	250
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	105	105

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	$58	$58
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	7	7
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	190	190
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	29	29
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	115	115

		4,663

Credit Cards — 0.8%
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	351
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
2.523%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	300	301

		652

Mortgage Related Securities — 0.2%
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(D)	128	129

Other Asset-Backed Securities — 14.8%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.771%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	103	103
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(D)	154	151
ALM VI, Ser 2018-6A, Cl A1B3
3.548%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	250	250
BABSN, Ser 2014-3RA, Cl A1
3.319%, 07/20/2029	250	250
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	157	156
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(D)	107	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	$139	$139
BlueMountain CLO, Ser 2018-2A, Cl A1R
3.260%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	270	270
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.146%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	250	249
Cent CLO, Ser 2017-20A, Cl AR
3.460%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	313	313
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	172	170
CIFC Funding, Ser 2017-1A, Cl A1R
3.598%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	250	252
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	83	83
Conn Funding II, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	35	35
DLL, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	250	250
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl A
3.555%, VAR ICE LIBOR USD 3 Month+1.200%, 10/19/2029 (A)	300	300
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
3.248%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (A)	250	250
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021 (A)	88	88
KKR CLO, Ser 2018-21, Cl A
3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	250	248
Limerock CLO II, Ser 2017-2A, Cl AR
3.655%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	258	258
Magnetite VIII, Ser 2018-8A, Cl AR2
3.072%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	250	249
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	62	62
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	89	89
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	175	175

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(D)	$86	$84
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(D)	265	264
MMAF Equipment Finance, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	55	55
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	36	36
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(D)	60	59
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(D)	75	75
New Residential Mortgage, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	218	218
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	106	106
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	91	90
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	10	10
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	91	90
Octagon Investment Partners XVI Ltd, Ser 2013-1A, Cl A
3.473%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	260	260
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
3.485%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	250	250
Octagon Investment Partners, Ser 2017-1A, Cl A1R
3.231%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	275	275
OHA Credit Partners VIII Ltd, Ser 2013-8A, Cl A
3.479%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	197	197
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	100	102
Palmer Square CLO, Ser 2018-3A, Cl A2
3.690%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	$234	$234
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	85	86
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	54	54
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(D)	102	101
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	110	110
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.480%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	104	104
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	271	279
SLM Student Loan Trust, Ser 2008-9, Cl A
3.860%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	126	129
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.611%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	159	159
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	98	97
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	118	118
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)	220	220
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	224	224
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	59	58
SoFi Professional Loan Program, Ser 2014-A, Cl A1
3.691%, VAR ICE LIBOR USD 1 Month+1.600%, 06/25/2025 (A)	67	68
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	350	348
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	152

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stanwich Mortgage Loan Trust, Ser 2018- NPB1, Cl A1
4.016%, 05/16/2023 (A)	$242	$242
Symphony CLO VIII, Ser 2014-8AR, Cl BR
3.645%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	805	804
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(D)	86	85
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(D)	91	90
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(D)	88	87
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(D)	194	189
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(D)	317	308
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(D)	91	89
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	66	66
VOLT LX, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	55	55
VOLT LXIII, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	80	79
VOLT LXIV, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	125	125
Voya CLO, Ser 2017-4A, Cl A2AR
3.798%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	250	250

		11,927

Total Asset-Backed Securities (Cost $17,436) ($ Thousands)		17,371

MORTGAGE-BACKED SECURITIES — 8.4%

Agency Mortgage-Backed Obligations — 1.9%
FHLMC
6.000%, 09/01/2026	38	41
FNMA
6.500%, 09/01/2026	29	32
6.000%, 11/01/2026 to 04/01/2040	244	267
5.000%, 02/01/2023 to 03/01/2025	47	49
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.071%, 10/25/2047 (A)(D)	155	153
FREMF Mortgage Trust, Ser K7, Cl B
5.686%, 04/25/2020 (A)(D)	95	98
FREMF Mortgage Trust, Ser K706, Cl C
4.169%, 11/25/2044 (A)(D)	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser K706, Cl P
4.428%, 11/25/2044 (A)(D)	$250	$248
FREMF Mortgage Trust, Ser K712, Cl B
3.477%, 05/25/2045 (A)(D)	30	30
FREMF Multifamily Aggregation Risk Transfer Trust, Ser KT01, Cl A
2.404%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	65	65
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.475%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	152	153
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.373%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	194	194
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.413%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	62	63

		1,543

Non-Agency Mortgage-Backed Obligations — 6.4%
Angel Oak Mortgage Trust, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(D)	63	62
BAMLL Re-REMIC Trust, Ser FR11, Cl A705
1.635%, 09/27/2044 (A)(D)	200	198
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.651%, 11/25/2034 (D)	33	34
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
4.021%, 04/25/2035 (D)	123	116
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.670%, 10/25/2035 (D)	100	97
BBCMS Mortgage Trust, Ser DELC, Cl A
2.923%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	250	250
BX Trust, Ser MCSF, Cl A
2.650%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	140	139
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(D)	144	143
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.787%, 09/25/2034 (D)	27	27
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(D)	120	120
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(D)	72	72
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(D)	96	96

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(D)	$85	$84
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(D)	200	200
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(D)	45	45
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(D)	58	57
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(D)	70	69
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(D)	85	84
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(D)	179	179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.491%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	37	37
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.741%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	144	146
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.891%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	250	268
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.291%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	222	223
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.820%, 05/25/2048 (A)(D)	145	145
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.041%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	51	51
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.241%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	88	88
FNMA Connecticut Avenue Securities, Ser 2018-C04, Cl 2M1
2.852%, VAR ICE LIBOR USD 1 Month+0.750%, 12/25/2030	155	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 500K, Cl A
2.773%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	$135	$135
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	36	36
Impac CMB Trust, Ser 2005-1, Cl 1A1
2.611%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	126	120
JP Morgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.841%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	200	200
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (D)	—	—
LSTAR Securities Investment, Ser 2017-7, Cl A
0.037%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	30	30
LSTAR Securities Investment, Ser 2017-8, Cl A
0.036%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	56	56
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(D)	90	88
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(D)	77	76
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	35	35
MortgageIT Trust, Ser 2005-5, Cl A1
2.351%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	342	340
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(D)	96	97
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
2.724%, VAR ICE LIBOR USD 1 Month+0.640%, 11/20/2034	77	76
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
2.684%, VAR ICE LIBOR USD 1 Month+0.600%, 12/20/2034	60	59
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
2.304%, VAR ICE LIBOR USD 1 Month+0.220%, 03/20/2035	37	35
Series RRX Trust, Ser 1A, Cl A, PO
0.000%, 08/26/2044 (A)(E)	129	129
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(D)	186	186
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.395%, 03/25/2036 (D)	158	149

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.740%, 01/25/2035 (D)	$86	$87

		5,119

Other Asset-Backed Securities — 0.1%
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(D)	71	71

Total Mortgage-Backed Securities (Cost $6,747) ($ Thousands)		6,733

MUNICIPAL BONDS — 0.7%

California — 0.3%
California State, RB Callable 10/01/2021 @ 100
2.781%, 04/01/2047 (F)	250	251

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	348

Total Municipal Bonds (Cost $600) ($ Thousands)		599

	Shares

PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *(B)	16,542	108

Total Preferred Stock (Cost $154) ($ Thousands)		108

COMMON STOCK — 0.0%
Boart Longyear Ltd *	996,225	8
TE Holdcorp *	11,340	11

Total Common Stock (Cost $381) ($ Thousands)		19

	Number of Warrants

WARRANTS — 0.0%
Lion Holding, Expires 12/30/2027 Strike Price $— *	385	—

Total Warrants (Cost $—) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	1,817,753	$1,818

Total Cash Equivalent (Cost $1,818) ($ Thousands)		1,818

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 4.9%
Goldman Sachs
2.070%, dated 06/29/2018, to be repurchased on 07/20/2018, repurchase price $3,900,673 (collateralized by GNMA, FNMA, FMAC obligations, ranging in par value $20,083 - $3,781,632, 3.000% - 4.000%, 10/01/2028 - 11/15/2035; total market value $3,978,000) (G)	$3,900	3,900

Total Repurchase Agreement (Cost $3,900) ($ Thousands)		3,900

Total Investments in Securities — 101.0% (Cost $82,071) ($ Thousands)		$81,235

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Enhanced Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(8)	Sep-2018	$(953)	$(962)	$(9)
U.S. 2-Year Treasury Note	(11)	Sep-2018	(2,332)	(2,330)	2
U.S. 5-Year Treasury Note	4	Sep-2018	453	454	1

			$(2,832)	$(2,838)	$(6)

Percentages are based on Net Assets of $80,406 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $26,916 ($ Thousands), representing 33.48% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(G)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

RE-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$28,644	$–	$28,644
Loan Participations	–	21,948	95	22,043
Asset-Backed Securities	–	17,371	–	17,371
Mortgage-Backed Securities	–	6,733	–	6,733
Municipal Bonds	–	599	–	599
Preferred Stock	–	–	108	108
Common Stock	–	19	–	19
Warrants	–	–	–	–
Cash Equivalent	1,818	–	–	1,818
Repurchase Agreement	–	3,900	–	3,900

Total Investments in Securities	$1,818	$79,214	$203	$81,235

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3	$—	$—	$3
Unrealized Depreciation	(9)	—	—	(9)

Total Other Financial Instruments	$(6)	$—	$—	$(6)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of

Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were transfers from Level 2 into Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$1,878	$9,626	$(9,686)	$1,818	$16

Amounts designated as “—” are $0 or have been rounded to $0.

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 33.4%

Agency Mortgage-Backed Obligations — 27.8%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$246	$264
7.000%, 05/01/2024 to 03/01/2039	242	261
6.500%, 10/01/2031 to 09/01/2039	111	124
6.000%, 03/01/2020 to 07/01/2037	570	601
5.500%, 06/01/2020 to 11/01/2035	306	325
5.000%, 10/01/2018 to 06/01/2048	4,110	4,382
4.500%, 06/01/2027 to 08/01/2047	3,579	3,744
4.000%, 04/01/2019 to 06/01/2048	19,988	20,503
3.750%, 07/01/2048	581	594
3.500%, 09/01/2026 to 03/01/2048	49,726	49,663
3.000%, 03/01/2031 to 05/15/2048	23,469	22,764
2.500%, 12/01/2031	2,826	2,748
FHLMC ARM
2.805%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	506	504
2.425%, VAR ICE LIBOR USD 12 Month+1.649%, 05/01/2043	285	281
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	285	301
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	76	87
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	352	381
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	731	806
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	142	153
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.957%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	46	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.157%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	65	8
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	66	66
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.877%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	469	68
FHLMC CMO, Ser 2012-4054, Cl SA, IO
3.977%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	832	96
FHLMC CMO, Ser 2013-4174, Cl SA, IO
4.127%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	266	28
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.177%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	284	36
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.404%, 04/15/2041 (A)	440	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	$465	$479
FHLMC CMO, Ser 2016-353, Cl S1, IO
3.927%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	436	76
FHLMC CMO, Ser 2016-4576, Cl HN
3.500%, 08/15/2041	1,032	1,040
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,571	1,615
FHLMC CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	1,191	1,160
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,204	1,243
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	809	852
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	3,622	3,526
FHLMC CMO, Ser 2018-4759, Cl E
3.500%, 09/15/2041	823	829
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	221	219
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,033	1,023
FHLMC CMO, Ser 2018-4782, Cl BA
4.500%, 11/15/2044	1,315	1,366
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	606	629
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	1,389	1,343
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	2,025	1,952
FHLMC CMO, Ser 2048-4802
3.000%, 06/15/2048	1,924	1,856
FHLMC Multifamily Structured Pass Through Certificates, Ser K064, Cl X1, IO
0.744%, 03/25/2027 (A)	4,974	225
FHLMC Multifamily Structured Pass Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	920	906
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.752%, 07/25/2021 (A)	1,293	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.672%, 10/25/2021 (A)	278	11
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.361%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	735	737
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.497%, 09/25/2026 (A)	3,153	3,213

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC TBA
4.500%, 07/13/2036	$5,900	$6,139
4.000%, 07/15/2041	3,700	3,771
3.500%, 07/15/2041	7,090	7,053
3.000%, 07/15/2043	2,900	2,807
FNMA
7.000%, 09/01/2026 to 02/01/2039	804	886
6.500%, 03/01/2031 to 05/01/2040	62	67
6.000%, 10/01/2019 to 07/01/2037	1,755	1,930
5.612%, 10/09/2019 (B)	2,815	2,725
5.500%, 02/01/2021 to 09/01/2056	1,160	1,258
5.000%, 01/01/2020 to 08/01/2056	9,610	10,313
4.500%, 04/01/2025 to 09/01/2057	14,727	15,433
4.240%, 11/25/2017	434	64
4.000%, 08/01/2020 to 06/01/2057	71,325	73,219
3.840%, 08/01/2021	2,851	2,917
3.762%, 12/01/2020	2,274	2,314
3.750%, 08/01/2048	289	295
3.730%, 08/01/2048	579	591
3.666%, 10/01/2020	1,229	1,247
3.619%, 12/01/2020	1,420	1,441
3.500%, 10/01/2026 to 03/01/2057	28,918	29,045
3.490%, 02/01/2033	1,315	1,290
3.190%, 05/01/2030	1,282	1,235
3.010%, 04/01/2028	1,320	1,273
3.000%, 11/01/2032 to 07/01/2048	14,061	13,845
2.940%, 07/01/2027	400	383
2.830%, 06/01/2022	1,132	1,125
2.820%, 07/01/2027	590	563
2.510%, 08/01/2026	1,300	1,236
2.500%, 10/01/2042	629	592
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.569%, 09/25/2022 (A)	16,248	258
FNMA ACES, Ser 2014-M12, Cl FA
2.248%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	308	309
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,806
FNMA ACES, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,820
FNMA ACES, Ser 2017-M13, Cl A2
3.037%, 09/25/2027 (A)	431	414
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	206	199
FNMA ARM
4.376%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	–	–
3.430%, VAR 12 Month Treas Avg+1.969%, 11/01/2035	176	183
3.395%, VAR 12 Month Treas Avg+1.927%, 11/01/2035	681	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.299%, VAR 12 Month Treas Avg+1.850%, 10/01/2035	$718	$744
3.267%, VAR 12 Month Treas Avg+1.809%, 10/01/2035	116	120
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	708	710
3.132%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	711	715
3.027%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	557	554
2.946%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	440	440
2.942%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	648	648
2.731%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	227	225
2.677%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	436	434
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	586	50
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	430	84
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	452	100
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	–	–
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	190	201
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	472	489
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,262	260
FNMA CMO, Ser 2006-112, Cl ST, IO
4.609%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	1,146	90
FNMA CMO, Ser 2008-22, Cl SI, IO
4.339%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,357	32
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	1,220	1,094
FNMA CMO, Ser 2010-150, Cl SK, IO
4.439%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	359	53
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	12	12
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,197	2,389
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	368	21
FNMA CMO, Ser 2011-96, Cl SA, IO
4.459%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,278	172

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	$69	$6
FNMA CMO, Ser 2012-133, Cl CS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	387	62
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	54	58
FNMA CMO, Ser 2012-35, Cl SC, IO
4.409%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	114	19
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	314	344
FNMA CMO, Ser 2012-70, Cl YS, IO
4.559%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	88	10
FNMA CMO, Ser 2012-74, Cl SA, IO
4.559%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	395	48
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	30	27
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	61	53
FNMA CMO, Ser 2013-124, Cl SB, IO
3.859%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	401	67
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	228	211
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,572
FNMA CMO, Ser 2013-54, Cl BS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	123	21
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,657	2,886
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	347	390
FNMA CMO, Ser 2013-9, Cl SA, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	486	54
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	361	365
FNMA CMO, Ser 2015-18, Cl HE
4.000%, 09/25/2041	13	14
FNMA CMO, Ser 2015-55, Cl IO, IO
1.238%, 08/25/2055 (A)	818	40
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,604	1,612
FNMA CMO, Ser 2016-60, Cl QS, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	426	58
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	590	583

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-76, Cl SB, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	$1,382	$234
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	686	673
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,156	1,145
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	293	290
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	259	256
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	2,023	1,948
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	3,973	3,970
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,924	1,856
FNMA CMO, Ser 2018-44, Cl PA
3.500%, 06/25/2044	1,413	1,419
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	4,174	4,048
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	4,123	3,994
FNMA TBA
5.000%, 09/01/2037 to 07/15/2038	6,000	6,348
4.500%, 08/01/2033 to 07/01/2037	36,665	38,128
4.000%, 07/13/2039 to 08/13/2039	18,635	18,986
3.500%, 07/25/2026	7,800	7,893
3.000%, 07/01/2026 to 07/01/2042	8,135	8,003
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	2,200	2,145
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,247	76
GNMA
8.000%, 11/15/2029 to 09/15/2030	49	52
7.500%, 03/15/2029	50	57
6.500%, 07/15/2028 to 09/15/2035	1,546	1,719
6.000%, 12/15/2028 to 10/20/2040	3,040	3,349
5.000%, 12/20/2039 to 07/20/2048	20,513	21,593
4.500%, 04/20/2041 to 06/20/2048	6,154	6,459
4.000%, 08/20/2047 to 04/20/2048	6,249	6,417
3.500%, 03/20/2046 to 01/20/2048	18,289	18,392
3.000%, 02/20/2045 to 11/20/2047	16,084	15,775
GNMA CMO, Ser 2007-17, Cl IB, IO
4.166%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	598	70
GNMA CMO, Ser 2010-31, Cl GS, IO
4.416%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	49	2

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
4.305%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	$4,086	$635
GNMA CMO, Ser 2010-85, Cl HS, IO
4.566%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	66	6
GNMA CMO, Ser 2010-H27, Cl FA
2.297%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,299	1,300
GNMA CMO, Ser 2010-H28, Cl FE
2.317%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	658	658
GNMA CMO, Ser 2011-H08, Cl FG
2.397%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	771	773
GNMA CMO, Ser 2011-H09, Cl AF
2.417%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	558	560
GNMA CMO, Ser 2012-141, Cl WA
4.527%, 11/16/2041 (A)	191	201
GNMA CMO, Ser 2012-34, Cl SA, IO
3.966%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	480	66
GNMA CMO, Ser 2012-43, Cl SN, IO
4.515%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	38	8
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	535	43
GNMA CMO, Ser 2012-98, Cl SA, IO
4.015%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	295	45
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.754%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,064	60
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	324	48
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	133	26
GNMA CMO, Ser 2016-135, Cl SB, IO
4.015%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	347	82
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.167%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	905	138
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.641%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,762	568
GNMA CMO, Ser 2017-H20, Cl IB, IO
1.967%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	401	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-H06, Cl PF
2.217%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	$690	$688
GNMA CMO, Ser 2018-H07, Cl FD
2.217%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,192	1,189
GNMA TBA
5.000%, 08/01/2033 to 07/01/2039	8,195	8,602
4.500%, 07/15/2039 to 09/15/2039	32,470	33,720
4.000%, 07/01/2039	12,850	13,170
3.500%, 07/15/2041	3,985	4,000
3.000%, 07/15/2042	8,645	8,458
GNMA, Ser 2012-152, Cl IO, IO
0.780%, 01/16/2054 (A)	7,830	401

		598,849

Non-Agency Mortgage-Backed Obligations — 5.6%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	816
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.105%, 02/25/2035 (A)	792	768
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
2.231%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,763	1,635
Alternative Loan Trust, Ser 2006-18CB, Cl A6
20.236%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	268	374
Alternative Loan Trust, Ser 2006-OA11, Cl A4
2.281%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2046	390	344
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
2.281%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2046	1,382	1,224
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.498%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	2,466	2,536
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
4.217%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,414	1,086
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.979%, 08/10/2045 (A)(C)	1,812	1,354
BCAP Trust, Ser 2015-RR2, Cl 21A1
2.360%, 03/28/2037 (A)(C)	1,004	984

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.371%, 05/25/2034 (A)	$78	$73
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,161	1,161
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.559%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,823	968
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (A)	163	163
Benchmark Mortgage Trust, Ser 2018-B4, Cl A5
4.121%, 07/15/2051	222	229
BX Trust, Ser 2017-APPL, Cl A
2.953%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	534	534
CD Commercial Mortgage Trust, Ser 2006-CD3, Cl AJ
5.688%, 10/15/2048	103	51
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	27	16
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	517	493
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	142	138
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	221	219
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	570	557
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
1.055%, 08/15/2050 (A)	8,714	517
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	539	533
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	221	218
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	287	281
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	294	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	$226	$226
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	290	286
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	230	227
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	154	151
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	172	170
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	660	659
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
3.003%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	610	610
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	142	135
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.337%, 12/10/2049 (A)	140	64
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,197
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.564%, 03/10/2047 (A)(C)	780	592
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	135	133
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	1,430	1,400
Citigroup Commercial Mortgage Trust, Ser 2018-B2, Cl A4
4.009%, 03/10/2051	1,420	1,446
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.323%, VAR LIBOR USD 1 Month+1.250%, 04/15/2036 (C)	1,740	1,745
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.857%, 07/10/2046 (A)(C)	13,060	212
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	76	75
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	642

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	$114	$114
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	35	35
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	93
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	100	103
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	233	240
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	140	142
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.247%, 10/10/2046 (A)	40	40
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	90	90
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.404%, 07/10/2045 (A)(C)	780	614
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.871%, 08/10/2047 (A)	550	545
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	78	80
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	309	309
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	192
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	421	422
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	324	320
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	650	639
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	226	219
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	392	406
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	231	226
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	675	670
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.977%, 02/10/2034 (A)(C)	630	618
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.600%, 06/15/2038 (A)	99	61
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	366	296

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)		$107	$103
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.906%, 10/25/2033 (A)		716	715
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.238%, 03/12/2020	GBP	1,078	1,388
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.504%, 03/12/2020		379	488
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048		$302	303
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.348%, 06/15/2057 (A)		635	591
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048		762	768
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048		112	112
CSAIL Commercial Mortgage Trust, Ser 2018-CX11
4.033%, 04/15/2051		1,074	1,092
CSMC OA, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)		590	532
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)		250	252
CSMC Trust, Ser 2017-CHOP, Cl G
7.693%, VAR LIBOR USD 1 Month+5.620%, 07/15/2032 (C)		1,000	996
CSMC Trust, Ser 2017-PFHP, Cl A
3.023%, VAR LIBOR USD 1 Month+0.950%, 12/15/2030 (C)		1,190	1,191
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (A)(C)		1,256	1,275
CSMC, Ser 2014-11R, Cl 9A2
2.100%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)		2,620	1,682
CSMC, Ser 2015-4R, Cl 3A1
2.270%, VAR ICE LIBOR USD 1 Month+0.310%, 10/27/2036 (C)		351	311
CSMC, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)		5,700	5,561
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050		131	127

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.885%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	$770	$715
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.741%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	360	416
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
3.291%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	1,303	1,317
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(C)	2,386	2,350
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.091%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	4,471	4,792
GS Mortgage Securities II, Ser GC30, Cl B
4.148%, 05/10/2050 (A)	480	478
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	261	224
GS Mortgage Securities Trust, Ser 2007- GG10, Cl AM
5.979%, 08/10/2045 (A)	309	314
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	61	61
GS Mortgage Securities Trust, Ser 2012- SHOP, Cl A
2.933%, 06/05/2031 (C)	585	586
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	180	191
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	422	422
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	197	201
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (A)	680	676
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	273	271
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	$228	$214
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	1,940	1,940
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	19	19
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.405%, 10/25/2033 (A)	220	226
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
4.070%, 07/25/2035 (A)	2,371	2,277
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.657%, 05/19/2034 (A)	1,219	1,247
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,382	1,465
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.253%, 11/15/2045 (A)	190	197
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	209	209
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.044%, 01/15/2047 (A)	100	104
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	499	506
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	252	254
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	613
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,147	1,107
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	210
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	336	329
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	87	86
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	268	277

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	$1,235	$1,020
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
6.011%, 02/12/2049 (A)	227	169
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.168%, 02/15/2051 (A)	8	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	577	586
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	8	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	88	88
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	366	367
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	724	721
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	218	218
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.724%, 07/15/2047 (A)	610	605
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	506
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	267	271
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	281	276
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	308	297
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	980	922
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	640	639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	$247	$242
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.611%, 12/25/2046 (A)(C)	1,185	1,166
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.173%, 10/26/2048 (A)(C)	415	409
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(C)	2,937	2,888
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	1,164	1,151
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	3,869	3,789
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	650	644
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.673%, VAR LIBOR USD 1 Month+5.600%, 09/15/2028 (C)	589	593
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A)(C)	1,289	1,275
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,490	1,408
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (A)	33	33
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A)(C)	37	28
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	284	214
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	605	473
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	5	5
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	649
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.382%, 04/15/2048 (A)	630	610
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	280	280
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	72	72

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049		$147	$146
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043		469	358
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.376%, 12/12/2049 (A)		855	647
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (C)		340	341
Morgan Stanley Capital I Trust, Ser 2015- UBS8, Cl A3
3.540%, 12/15/2048		211	210
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049		378	370
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049		258	247
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049		220	216
Morgan Stanley Capital I, Ser 2018-H3, Cl A5
4.177%, 07/15/2051		440	429
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)		1,078	1,089
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)		620	635
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/2032 (C)		1,360	1,357
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)		1,229	881
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/2032 (A)(C)		640	648
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.914%, 12/25/2034 (A)		233	234
STRU
3.480%, 08/25/2028		2,025	2,017
3.000%, 07/01/2048		1,874	1,805
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035		634	512
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
1.823%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP	644	856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2017- C7, Cl A4
3.679%, 12/15/2050	$171	$169
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	219	227
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051	429	439
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	350	352
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.632%, 12/10/2045 (A)(C)	670	593
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	725	715
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	630	637
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
2.258%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	2,216	2,033
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.258%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,384	1,114
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (A)(C)	620	605
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.423%, 07/15/2046 (A)	20	20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	564
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 12/15/2049	550	553
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
4.422%, 06/25/2034 (A)	442	450
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.531%, 03/15/2044 (A)(C)	5,996	184
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	319	321
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.580%, 06/15/2045 (A)(C)	314	13

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	$110	$114

		121,046

Total Mortgage-Backed Securities (Cost $745,044) ($ Thousands)		719,895

CORPORATE OBLIGATIONS — 30.0%

Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (C)(D)	180	170
21st Century Fox America
6.650%, 11/15/2037	180	223
6.200%, 12/15/2034	65	77
Amazon.com
4.950%, 12/05/2044	360	400
4.050%, 08/22/2047	240	235
3.875%, 08/22/2037	190	185
3.150%, 08/22/2027 (D)	1,380	1,322
2.800%, 08/22/2024	420	405
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,065	1,082
AutoZone
3.750%, 06/01/2027	440	423
BMW US Capital
3.100%, 04/12/2021 (C)	360	358
2.150%, 04/06/2020 (C)	555	546
1.850%, 09/15/2021 (C)(D)	60	57
CBS
3.375%, 02/15/2028	700	630
2.500%, 02/15/2023	300	282
CCO Holdings
5.125%, 05/01/2027 (C)(D)	160	150
5.000%, 02/01/2028 (C)	90	82
Charter Communications Operating
6.834%, 10/23/2055	70	75
6.484%, 10/23/2045	410	432
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	546	529
5.375%, 04/01/2038	630	595
5.375%, 05/01/2047	203	184
4.908%, 07/23/2025	50	51
4.500%, 02/01/2024	1,000	999
4.464%, 07/23/2022	200	202
4.200%, 03/15/2028	650	609
3.750%, 02/15/2028 (D)	1,132	1,025
3.579%, 07/23/2020	210	210
Comcast
4.400%, 08/15/2035	315	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/15/2034	$200	$191
4.000%, 03/01/2048	201	177
3.999%, 11/01/2049	199	175
3.969%, 11/01/2047	78	69
3.900%, 03/01/2038	270	245
3.550%, 05/01/2028	705	673
Daimler Finance North America
3.350%, 05/04/2021 (C)	655	652
2.375%, 08/01/2018 (C)	735	735
2.300%, 01/06/2020 (C)	830	819
Discovery Communications
4.875%, 04/01/2043	235	218
3.950%, 03/20/2028	222	210
DISH DBS
6.750%, 06/01/2021	10	10
5.875%, 07/15/2022 (D)	120	113
5.875%, 11/15/2024 (D)	700	592
Dollar General
4.125%, 05/01/2028	506	496
Dollar Tree
4.200%, 05/15/2028	22	21
ERAC USA Finance
4.500%, 02/15/2045 (C)	100	94
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	200
Ford Motor
5.291%, 12/08/2046 (D)	668	619
4.750%, 01/15/2043	210	182
Ford Motor Credit
8.125%, 01/15/2020	1,885	2,019
5.875%, 08/02/2021	230	244
4.140%, 02/15/2023	736	736
3.815%, 11/02/2027 (D)	676	627
3.810%, 01/09/2024	360	349
3.200%, 01/15/2021	200	198
2.597%, 11/04/2019	775	768
General Motors
6.600%, 04/01/2036	670	725
6.250%, 10/02/2043	100	104
5.400%, 04/01/2048 (D)	224	213
5.150%, 04/01/2038	485	461
3.500%, 10/02/2018	1,000	1,002
General Motors Financial
4.375%, 09/25/2021	180	183
4.350%, 01/17/2027 (D)	70	68
4.250%, 05/15/2023	110	110
4.150%, 06/19/2023	511	511
3.450%, 04/10/2022	90	88
2.450%, 11/06/2020	130	127
2.400%, 05/09/2019	530	528
Hilton Worldwide Finance
4.875%, 04/01/2027	370	357

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lennar (D)
4.750%, 11/29/2027	$755	$708
4.500%, 04/30/2024	170	164
McDonald’s MTN
4.450%, 03/01/2047	32	31
3.800%, 04/01/2028	1,090	1,087
3.500%, 03/01/2027	450	440
Myriad International Holdings BV
4.850%, 07/06/2027 (C)(D)	550	538
NBCUniversal Media
5.950%, 04/01/2041	420	473
4.375%, 04/01/2021	270	277
NCL
4.750%, 12/15/2021 (C)	32	32
Netflix
5.500%, 02/15/2022	30	31
Newell Brands
4.200%, 04/01/2026 (D)	260	251
3.850%, 04/01/2023	290	286
3.150%, 04/01/2021	290	287
QVC
5.950%, 03/15/2043	20	19
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	240	240
Time Warner Cable
8.250%, 04/01/2019	2,265	2,349
7.300%, 07/01/2038	420	476
6.550%, 05/01/2037	145	154
Time Warner Entertainment
8.375%, 07/15/2033	270	334
Toll Brothers Finance
4.375%, 04/15/2023 (D)	120	118
Toyota Motor Credit MTN
2.950%, 04/13/2021	675	672
2.600%, 01/11/2022	685	671
Viacom
4.250%, 09/01/2023 (D)	100	99
3.875%, 04/01/2024	100	97
Warner Media
4.850%, 07/15/2045	285	260
4.750%, 03/29/2021	730	753
3.800%, 02/15/2027	295	279
3.550%, 06/01/2024	1,365	1,316

		40,206

Consumer Staples — 2.9%
Alimentation Couche-Tard
2.350%, 12/13/2019 (C)	1,600	1,580
Altria Group
9.250%, 08/06/2019	1,250	1,335
4.750%, 05/05/2021 (D)	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	$2,203	$2,266
3.650%, 02/01/2026	655	641
3.300%, 02/01/2023 (D)	895	888
2.650%, 02/01/2021 (D)	410	404
Anheuser-Busch InBev Worldwide
4.750%, 04/15/2058	327	319
4.600%, 04/15/2048	595	586
4.000%, 04/13/2028 (D)	440	439
2.500%, 07/15/2022	330	319
Ashtead Capital
4.375%, 08/15/2027 (C)	200	186
BAT Capital
4.540%, 08/15/2047 (C)(D)	770	719
3.557%, 08/15/2027 (C)	1,290	1,200
3.222%, 08/15/2024 (C)	422	400
2.764%, 08/15/2022 (C)(D)	1,404	1,346
2.297%, 08/14/2020 (C)	313	306
Campbell Soup
2.835%, VAR ICE LIBOR USD 3 Month+0.500%, 03/16/2020	1,000	997
Church & Dwight
3.950%, 08/01/2047	160	144
3.150%, 08/01/2027	257	239
2.450%, 08/01/2022	140	134
Coca-Cola Femsa
2.375%, 11/26/2018	302	302
Constellation Brands
4.250%, 05/01/2023	650	663
3.600%, 02/15/2028	474	448
3.200%, 02/15/2023	445	433
Costco Wholesale
3.000%, 05/18/2027	715	683
2.750%, 05/18/2024	459	444
Cott Holdings
5.500%, 04/01/2025 (C)	220	214
CVS Health
5.125%, 07/20/2045	1,081	1,095
5.050%, 03/25/2048	1,837	1,870
4.780%, 03/25/2038	1,054	1,037
4.300%, 03/25/2028	2,479	2,445
4.100%, 03/25/2025	853	848
3.875%, 07/20/2025	266	258
3.700%, 03/09/2023 (D)	1,180	1,174
3.500%, 07/20/2022	75	74
3.350%, 03/09/2021 (D)	210	210
Danone
2.947%, 11/02/2026 (C)	250	230
2.589%, 11/02/2023 (C)	1,040	979
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,499

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Mills
4.700%, 04/17/2048 (D)	$241	$231
4.550%, 04/17/2038	285	272
4.200%, 04/17/2028 (D)	1,020	996
3.700%, 10/17/2023 (D)	865	856
Kraft Heinz Foods
6.500%, 02/09/2040	225	254
6.125%, 08/23/2018	1,000	1,005
5.375%, 02/10/2020	315	326
5.200%, 07/15/2045	60	58
5.000%, 07/15/2035	180	177
5.000%, 06/04/2042	50	48
4.625%, 01/30/2029	1,279	1,267
4.375%, 06/01/2046 (D)	1,785	1,544
4.000%, 06/15/2023	907	904
3.950%, 07/15/2025 (D)	690	671
3.500%, 06/06/2022	640	634
3.500%, 07/15/2022 (D)	760	751
3.000%, 06/01/2026 (D)	290	261
2.800%, 07/02/2020	614	609
Lamb Weston Holdings
4.625%, 11/01/2024 (C)	210	204
Maple Escrow Subsidiary
4.417%, 05/25/2025 (C)	385	387
Molson Coors Brewing
3.500%, 05/01/2022	100	100
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,030	1,937
1.625%, 10/28/2019 (C)	2,055	2,019
PepsiCo
4.000%, 03/05/2042	110	108
Pernod Ricard
4.450%, 01/15/2022 (C)	180	185
Philip Morris International
4.500%, 03/20/2042	60	59
2.900%, 11/15/2021 (D)	370	364
2.500%, 08/22/2022	340	327
2.500%, 11/02/2022	390	374
2.000%, 02/21/2020	925	910
1.875%, 11/01/2019	1,195	1,180
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,250	1,181
Reynolds American
8.125%, 06/23/2019	620	650
5.850%, 08/15/2045	631	689
3.250%, 06/12/2020	162	162
Spectrum Brands
5.750%, 07/15/2025 (D)	130	128
Sysco
3.550%, 03/15/2025	660	647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044	$470	$442
3.450%, 06/01/2026	1,625	1,515
3.300%, 11/18/2021	590	586
Walmart
4.050%, 06/29/2048	991	998
3.950%, 06/28/2038 (D)	465	466
3.700%, 06/26/2028	1,594	1,608
3.550%, 06/26/2025	1,916	1,928
3.400%, 06/26/2023 (D)	1,173	1,182
3.125%, 06/23/2021	1,244	1,250
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	480	479
2.400%, 10/21/2018 (C)	130	130

		62,434

Energy — 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,003
Anadarko Petroleum
6.600%, 03/15/2046	50	60
6.450%, 09/15/2036 (D)	30	35
4.850%, 03/15/2021	423	435
4.500%, 07/15/2044	400	372
3.450%, 07/15/2024	335	322
Andeavor Logistics
5.200%, 12/01/2047	325	314
3.500%, 12/01/2022	243	237
Apache
5.100%, 09/01/2040	130	128
4.250%, 01/15/2044	660	583
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	925
BP Capital Markets PLC
3.561%, 11/01/2021	50	50
3.535%, 11/04/2024	60	60
3.506%, 03/17/2025	470	466
3.245%, 05/06/2022	160	159
3.216%, 11/28/2023	1,600	1,569
3.119%, 05/04/2026	100	96
Canadian Natural Resources
3.850%, 06/01/2027 (D)	267	261
Cenovus Energy
5.400%, 06/15/2047 (D)	124	121
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (D)	200	198
Chesapeake Energy
8.000%, 12/15/2022 (C)(D)	16	17
5.750%, 03/15/2023	50	47
Chevron
2.954%, 05/16/2026	716	687
2.895%, 03/03/2024	1,130	1,099

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
4.375%, 06/01/2024	$731	$737
3.900%, 05/15/2027	202	194
CNOOC Nexen Finance
3.500%, 05/05/2025	1,370	1,320
Concho Resources
4.875%, 10/01/2047	100	101
4.300%, 08/15/2028	665	667
3.750%, 10/01/2027	360	346
Conoco Funding
7.250%, 10/15/2031	50	64
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	498
4.150%, 11/15/2034	162	162
Continental Resources
4.900%, 06/01/2044	215	211
4.375%, 01/15/2028	140	139
Devon Energy
5.850%, 12/15/2025	450	495
5.600%, 07/15/2041	380	410
5.000%, 06/15/2045	580	590
3.250%, 05/15/2022 (D)	270	266
Ecopetrol
5.875%, 05/28/2045 (D)	1,430	1,356
Enbridge
2.900%, 07/15/2022	491	477
Enbridge Energy Partners
7.375%, 10/15/2045	115	146
Encana
6.625%, 08/15/2037	190	225
6.500%, 02/01/2038	320	376
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,587
6.125%, 12/15/2045	357	357
6.000%, 06/15/2048 (D)	803	803
5.800%, 06/15/2038	101	100
4.500%, 11/01/2023	690	694
Ensco
8.000%, 01/31/2024	198	199
4.700%, 03/15/2021	2	2
Enterprise Products Operating
5.100%, 02/15/2045	145	149
4.900%, 05/15/2046	45	45
4.850%, 03/15/2044	103	102
4.250%, 02/15/2048	423	394
EOG Resources
4.150%, 01/15/2026	230	235
Equinor
3.700%, 03/01/2024	355	358
Exxon Mobil (D)
4.114%, 03/01/2046	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.043%, 03/01/2026	$460	$447
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,000	1,041
Halliburton
5.000%, 11/15/2045 (D)	80	85
4.850%, 11/15/2035	60	62
3.800%, 11/15/2025	540	536
Hess
5.600%, 02/15/2041	81	81
KazMunayGas National JSC
5.375%, 04/24/2030 (C)	200	200
Kerr-McGee
7.875%, 09/15/2031	510	647
Kinder Morgan
5.200%, 03/01/2048	360	348
5.000%, 02/15/2021 (C)	635	657
4.300%, 06/01/2025	890	888
4.300%, 03/01/2028	710	690
3.150%, 01/15/2023	484	467
Kinder Morgan Energy Partners
5.500%, 03/01/2044	170	168
5.400%, 09/01/2044	220	213
3.500%, 03/01/2021	120	120
Marathon Petroleum
5.000%, 09/15/2054	141	130
4.750%, 09/15/2044	82	78
MPLX
4.875%, 12/01/2024	320	330
4.875%, 06/01/2025	110	113
4.700%, 04/15/2048	570	528
4.500%, 04/15/2038	320	296
4.000%, 03/15/2028	50	48
Noble Energy
5.250%, 11/15/2043	180	183
4.950%, 08/15/2047	150	150
4.150%, 12/15/2021	690	701
3.900%, 11/15/2024 (D)	500	493
3.850%, 01/15/2028	280	268
Occidental Petroleum
4.625%, 06/15/2045	150	157
4.400%, 04/15/2046 (D)	90	91
4.200%, 03/15/2048	300	299
4.100%, 02/15/2047	320	313
3.400%, 04/15/2026	270	264
3.125%, 02/15/2022 (D)	330	329
3.000%, 02/15/2027 (D)	230	217
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,088
Petrobras Global Finance BV
7.375%, 01/17/2027	310	309
6.850%, 06/05/2115	620	520
6.250%, 03/17/2024	1,084	1,075

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 01/17/2022	$45	$46
5.750%, 02/01/2029	300	264
5.299%, 01/27/2025 (C)	1,278	1,181
Petro-Canada
6.800%, 05/15/2038	825	1,051
Petroleos Mexicanos
6.625%, 06/15/2035	727	711
6.500%, 03/13/2027	335	344
6.375%, 01/23/2045	490	451
6.350%, 02/12/2048 (C)	200	180
5.500%, 06/27/2044	90	76
5.350%, 02/12/2028 (C)	515	488
2.460%, 12/15/2025	885	865
2.378%, 04/15/2025	462	451
Petroleos Mexicanos MTN
6.750%, 09/21/2047	235	222
Plains All American Pipeline
4.650%, 10/15/2025	500	498
2.850%, 01/31/2023 (D)	250	236
QEP Resources
6.875%, 03/01/2021	340	361
Range Resources
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023	340	329
4.875%, 05/15/2025 (D)	20	19
Ruby Pipeline
6.000%, 04/01/2022 (C)	894	935
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	235
5.625%, 03/01/2025	700	744
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	825	800
Schlumberger Holdings
4.000%, 12/21/2025 (C)	1,155	1,151
3.000%, 12/21/2020 (C)(D)	1,690	1,680
Shell International Finance
4.550%, 08/12/2043	200	209
4.375%, 03/25/2020	690	708
4.375%, 05/11/2045	280	287
4.125%, 05/11/2035	920	933
4.000%, 05/10/2046	264	256
2.875%, 05/10/2026 (D)	700	665
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	860	877
Southern Natural Gas LLC
8.000%, 03/01/2032	170	220
Spectra Energy Partners
3.500%, 03/15/2025	415	396
TC PipeLines
3.900%, 05/25/2027 (D)	1,300	1,222
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,036

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Total Capital International
2.875%, 02/17/2022	$850	$842
TransCanada PipeLines
4.750%, 05/15/2038	182	182
4.625%, 03/01/2034	815	814
4.250%, 05/15/2028	450	452
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	590	715
Valero Energy
4.900%, 03/15/2045	118	119
Western Gas Partners
5.450%, 04/01/2044 (D)	95	89
5.300%, 03/01/2048	558	513
Williams
7.875%, 09/01/2021	475	529
7.750%, 06/15/2031 (D)	841	1,010
Williams, Ser A
7.500%, 01/15/2031	100	119
Williams Partners
5.250%, 03/15/2020	140	144
4.850%, 03/01/2048	240	229
3.900%, 01/15/2025	750	732
3.750%, 06/15/2027	647	611
WPX Energy
8.250%, 08/01/2023	50	57
6.000%, 01/15/2022	10	10

		67,148

Financials — 10.5%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	358
Ally Financial
7.500%, 09/15/2020 (D)	526	563
Ambac Assurance
5.100%, 06/07/2020 (C)(D)	8	11
Ambac LSNI
7.337%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	41	41
American Express
3.400%, 02/27/2023	1,045	1,033
2.500%, 08/01/2022	830	796
American Express Credit MTN
2.375%, 05/26/2020	300	296
2.250%, 08/15/2019	1,025	1,019
2.200%, 03/03/2020 (D)	1,500	1,480
American International Group
6.250%, 05/01/2036	185	211
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	1,220	1,256
3.900%, 04/01/2026	560	542
American Tower
2.800%, 06/01/2020	500	496

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Santander
4.379%, 04/12/2028	$1,000	$956
3.848%, 04/12/2023	400	391
3.800%, 02/23/2028	600	548
3.459%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	200
Bank of America
6.875%, 11/15/2018	1,250	1,269
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049	510	533
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 12/29/2049	210	218
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049 (D)	170	153
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,291	3,099
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	198	191
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	4,367	4,234
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022 (D)	2,315	2,274
Bank of America MTN
5.000%, 01/21/2044 (D)	770	816
4.450%, 03/03/2026	737	739
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	449	436
4.200%, 08/26/2024 (D)	830	834
4.000%, 04/01/2024 (D)	2,689	2,712
4.000%, 01/22/2025	810	800
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	3,292	3,143
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	530	525
3.500%, 04/19/2026	60	58
3.300%, 01/11/2023	741	730
3.248%, 10/21/2027	606	565
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	930	885
2.625%, 04/19/2021	2,150	2,112
2.600%, 01/15/2019	97	97
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	1,025	1,005
Bank of New York Mellon
3.400%, 05/15/2024	770	763
Bank of New York Mellon MTN
3.300%, 08/23/2029	102	95
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	665
2.300%, 09/11/2019	2,000	1,989
2.200%, 03/04/2019	630	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
3.125%, 04/20/2021	$1,010	$1,005
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029 (D)	260	258
Bear Stearns
4.650%, 07/02/2018	995	995
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,022
BNP Paribas
4.625%, 03/13/2027 (C)	200	196
3.375%, 01/09/2025 (C)	373	353
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Year Curr+1.483%, 03/01/2033 (C)	330	309
3.500%, 03/01/2023 (C)	921	898
Boeing Capital
4.700%, 10/27/2019	490	502
BPCE
5.150%, 07/21/2024 (C)	210	213
Brighthouse Financial
3.700%, 06/22/2027	215	191
Capital One
2.650%, 08/08/2022	374	359
Capital One Financial
4.250%, 04/30/2025	727	725
3.200%, 01/30/2023	289	280
2.400%, 10/30/2020	355	346
Chubb INA Holdings
3.350%, 05/03/2026	170	165
2.300%, 11/03/2020	160	157
CIT Group
5.250%, 03/07/2025	140	141
Citibank
3.050%, 05/01/2020 (D)	1,450	1,450
2.100%, 06/12/2020	1,885	1,846
Citigroup
8.125%, 07/15/2039	69	97
6.675%, 09/13/2043	70	85
6.625%, 06/15/2032	100	118
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049	520	528
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,261
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	360	366
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	143
5.500%, 09/13/2025	750	796
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	385
5.300%, 05/06/2044	178	183

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 05/18/2046	$70	$67
4.650%, 07/30/2045	567	564
4.450%, 09/29/2027 (D)	1,570	1,544
4.400%, 06/10/2025	810	806
4.300%, 11/20/2026	180	176
4.125%, 07/25/2028	197	189
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	203	199
4.050%, 07/30/2022	70	70
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	1,560	1,568
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039 (D)	148	135
3.700%, 01/12/2026	905	877
3.500%, 05/15/2023 (D)	500	489
3.400%, 05/01/2026	605	573
3.200%, 10/21/2026	381	354
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,706	1,671
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	204	197
2.500%, 09/26/2018	4,100	4,099
2.050%, 12/07/2018	3,000	2,994
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	10
3.900%, 07/12/2047 (C)(D)	510	476
Compass Bank
3.875%, 04/10/2025	430	415
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	920	986
5.250%, 08/04/2045	310	323
4.625%, 12/01/2023	1,100	1,108
4.375%, 08/04/2025	900	882
3.125%, 04/26/2021 (D)	1,360	1,355
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	540	553
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	1,090	1,134
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (C)	250	228
3.750%, 04/24/2023 (C)	595	583
2.500%, 04/15/2019 (C)	250	250
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	500	500
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	890	878
Danske Bank
3.875%, 09/12/2023 (C)	470	466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Danske Bank MTN
4.375%, 06/12/2028 (C)	$570	$567
Discover Bank
2.600%, 11/13/2018	995	994
DNB Bank
2.125%, 10/02/2020 (C)	1,040	1,014
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,000	1,183
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,802
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	36
6.250%, 02/01/2041	750	876
5.750%, 01/24/2022	110	118
5.250%, 07/27/2021	340	357
5.150%, 05/22/2045	600	597
4.750%, 10/21/2045 (D)	390	386
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	560	537
4.250%, 10/21/2025 (D)	520	512
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,320	1,300
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029 (D)	2,695	2,563
3.750%, 02/25/2026	435	421
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,380	1,308
3.500%, 11/16/2026	654	616
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	1,495	1,420
2.550%, 10/23/2019	1,000	994
Goldman Sachs Group MTN
7.500%, 02/15/2019	3,930	4,039
6.000%, 06/15/2020	170	179
5.375%, 03/15/2020	2,860	2,962
4.000%, 03/03/2024	760	760
3.850%, 07/08/2024	830	823
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	750	719
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,000	967
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,817
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	1,855	1,874
4.375%, 11/23/2026	345	339
4.300%, 03/08/2026	370	371

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 03/14/2024	$510	$507
4.250%, 08/18/2025	510	501
4.000%, 03/30/2022	330	335
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,025	1,021
3.400%, 03/08/2021	1,020	1,020
2.650%, 01/05/2022	533	516
ILFC E-Capital Trust II
4.820%, 12/21/2065 (A)(C)(D)	400	370
ING Bank
5.800%, 09/25/2023 (C)	920	975
International Lease Finance
7.125%, 09/01/2018 (C)	2,080	2,094
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	565	440
3.875%, 07/14/2027 (C)	1,290	1,113
3.875%, 01/12/2028 (C)	1,170	1,003
3.375%, 01/12/2023 (C)(D)	240	221
3.125%, 07/14/2022 (C)(D)	400	369
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)(D)	1,810	1,643
John Deere Capital
1.700%, 01/15/2020	160	157
JPMorgan Chase
6.300%, 04/23/2019	2,000	2,056
4.950%, 06/01/2045 (D)	150	153
4.500%, 01/24/2022 (D)	180	186
4.400%, 07/22/2020	210	215
4.350%, 08/15/2021	160	165
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	210	198
4.250%, 10/15/2020	330	337
4.250%, 10/01/2027 (D)	130	129
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	695	632
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	305	301
3.900%, 07/15/2025 (D)	2,115	2,107
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	790	730
3.875%, 09/10/2024 (D)	620	614
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	609	603
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	1,028	1,029
3.250%, 09/23/2022	45	45
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,605	2,513
2.950%, 10/01/2026	951	883
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,275	1,236
2.700%, 05/18/2023	1,045	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase MTN
2.295%, 08/15/2021 (D)	$328	$317
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	835	833
2.605%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	2,685	2,684
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	3,385	3,355
KKR Group Finance II
5.500%, 02/01/2043 (C)(D)	60	63
Lloyds Bank
3.300%, 05/07/2021 (D)	710	709
Lloyds Banking Group
4.375%, 03/22/2028 (D)	1,237	1,220
4.344%, 01/09/2048	365	313
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	185
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	1,010	962
Macquarie Bank MTN
2.600%, 06/24/2019 (C)	1,250	1,246
Markel
3.500%, 11/01/2027	275	255
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	107	167
MetLife
4.600%, 05/13/2046	255	258
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	992
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,150	1,116
2.400%, 01/08/2021 (C)	450	442
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022 (D)	230	226
Morgan Stanley
3.155%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	4,500	4,514
Morgan Stanley MTN
7.300%, 05/13/2019	545	565
5.500%, 07/24/2020	500	522
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	296	274
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	870	838
3.292%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	2,045	2,062
3.125%, 01/23/2023	560	546
3.125%, 07/27/2026	135	126
2.750%, 05/19/2022	2	2
2.625%, 11/17/2021	2,090	2,029
2.500%, 04/21/2021	575	562

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
4.631%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	$2,975	$2,975
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	997
New York Life Insurance
6.750%, 11/15/2039 (C)	415	550
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	858
Nuveen Finance
2.950%, 11/01/2019 (C)	170	169
PNC Bank
3.500%, 06/08/2023	1,005	1,007
2.550%, 12/09/2021	250	244
2.500%, 01/22/2021	2,340	2,297
2.250%, 07/02/2019	545	542
PNC Bank MTN
2.400%, 10/18/2019	625	621
Progressive
4.200%, 03/15/2048	412	407
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,586
Prudential Financial MTN
4.600%, 05/15/2044	105	106
3.878%, 03/27/2028	320	316
Quicken Loans
5.750%, 05/01/2025 (C)(D)	90	88
Raymond James Financial
4.950%, 07/15/2046	650	662
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	100	99
Royal Bank of Canada MTN
3.200%, 04/30/2021	300	300
2.150%, 10/26/2020	260	254
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	411
6.100%, 06/10/2023	550	579
6.000%, 12/19/2023	860	903
5.125%, 05/28/2024	490	494
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029 (D)	376	374
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	200
Santander Holdings USA
4.500%, 07/17/2025	80	78
Santander UK
3.400%, 06/01/2021	965	964
2.375%, 03/16/2020	160	158
Santander UK Group Holdings
2.875%, 08/05/2021	2,455	2,378
Standard Chartered
5.700%, 03/26/2044 (C)(D)	960	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	$340	$326
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	250
Synchrony Financial
3.950%, 12/01/2027	811	748
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	110	146
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	360	360
UBS MTN
2.375%, 08/14/2019	1,000	994
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)(D)	720	715
4.125%, 09/24/2025 (C)	200	199
3.491%, 05/23/2023 (C)(D)	1,423	1,391
2.650%, 02/01/2022 (C)	1,025	988
US Bank
3.150%, 04/26/2021	300	301
2.125%, 10/28/2019	435	431
Voya Financial
4.800%, 06/15/2046	165	160
3.125%, 07/15/2024	443	419
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	2,340	2,308
WEA Finance
4.750%, 09/17/2044 (C)	230	234
3.750%, 09/17/2024 (C)	780	771
3.250%, 10/05/2020 (C)	1,750	1,746
3.150%, 04/05/2022 (C)	555	544
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	120	124
5.375%, 11/02/2043	200	209
3.000%, 04/22/2026 (D)	2,945	2,730
3.000%, 10/23/2026	1,310	1,209
2.100%, 07/26/2021	1,280	1,230
Wells Fargo MTN
4.900%, 11/17/2045 (D)	650	642
4.750%, 12/07/2046 (D)	500	484
4.650%, 11/04/2044	260	248
4.600%, 04/01/2021	160	165
4.400%, 06/14/2046	820	751
4.300%, 07/22/2027 (D)	1,500	1,478
3.450%, 02/13/2023	430	421
3.000%, 01/22/2021	1,010	1,003
2.625%, 07/22/2022 (D)	5,840	5,625
Wells Fargo Bank
2.600%, 01/15/2021	865	851
2.400%, 01/15/2020	2,000	1,981

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.600%, 11/23/2020	$310	$305
2.300%, 05/26/2020	50	49
XLIT
6.250%, 05/15/2027	234	267
5.500%, 03/31/2045	160	166
5.250%, 12/15/2043	199	219

		225,926

Health Care — 3.2%
Abbott Laboratories
4.900%, 11/30/2046	681	733
4.750%, 11/30/2036 (D)	170	179
3.750%, 11/30/2026	2,339	2,299
3.400%, 11/30/2023	2,080	2,052
AbbVie
4.700%, 05/14/2045	500	495
4.500%, 05/14/2035	450	438
4.450%, 05/14/2046	80	77
3.600%, 05/14/2025	90	87
3.200%, 05/14/2026	86	80
2.500%, 05/14/2020	790	780
Aetna
4.125%, 06/01/2021	1,000	1,020
2.800%, 06/15/2023 (D)	1,665	1,587
2.200%, 03/15/2019	310	309
Allergan Finance
4.625%, 10/01/2042	95	88
3.250%, 10/01/2022	500	486
Allergan Funding SCS
4.750%, 03/15/2045	81	78
4.550%, 03/15/2035	810	766
3.850%, 06/15/2024	500	491
3.800%, 03/15/2025	470	456
3.450%, 03/15/2022 (D)	270	266
Amgen
5.700%, 02/01/2019	500	508
5.150%, 11/15/2041	995	1,058
4.663%, 06/15/2051	500	494
4.400%, 05/01/2045	745	710
3.625%, 05/22/2024	100	100
2.125%, 05/01/2020	70	69
Anthem
3.650%, 12/01/2027	250	237
3.500%, 08/15/2024	500	487
3.350%, 12/01/2024	1,310	1,266
2.950%, 12/01/2022 (D)	890	864
2.250%, 08/15/2019	1,250	1,240
Baxalta
3.600%, 06/23/2022	920	911
Bayer US Finance
2.375%, 10/08/2019 (C)	1,000	991

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bayer US Finance II
4.375%, 12/15/2028 (C)(D)	$1,365	$1,368
3.875%, 12/15/2023 (C)	1,510	1,510
3.500%, 06/25/2021 (C)	595	596
Becton Dickinson
4.685%, 12/15/2044	505	489
3.734%, 12/15/2024	162	158
3.700%, 06/06/2027	465	440
3.363%, 06/06/2024 (D)	550	528
3.250%, 11/12/2020	600	597
3.211%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	1,000	1,002
2.894%, 06/06/2022	575	556
2.404%, 06/05/2020	690	678
Biogen
3.625%, 09/15/2022	260	260
Boston Scientific
6.000%, 01/15/2020	400	417
Cardinal Health
3.079%, 06/15/2024 (D)	220	207
2.616%, 06/15/2022	170	163
Celgene
5.000%, 08/15/2045 (D)	1,370	1,342
4.550%, 02/20/2048	311	284
4.350%, 11/15/2047	129	114
3.875%, 08/15/2025	220	214
3.550%, 08/15/2022 (D)	300	298
2.875%, 02/19/2021	200	197
2.750%, 02/15/2023	753	719
2.250%, 08/15/2021	260	250
Centene
6.125%, 02/15/2024	210	221
5.625%, 02/15/2021	50	51
4.750%, 05/15/2022	110	111
4.750%, 01/15/2025	130	129
Cigna
3.050%, 10/15/2027	1,005	906
Eli Lilly
3.100%, 05/15/2027	190	182
EMD Finance
2.400%, 03/19/2020 (C)	1,045	1,030
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	170	180
5.625%, 07/31/2019 (C)	1,750	1,793
Gilead Sciences
4.750%, 03/01/2046	470	485
3.700%, 04/01/2024	350	351
3.650%, 03/01/2026	310	306
3.250%, 09/01/2022	405	403
2.550%, 09/01/2020	80	79
GlaxoSmithKline Capital
3.625%, 05/15/2025	270	270

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 05/15/2023	$1,042	$1,042
3.125%, 05/14/2021	685	686
HCA
5.500%, 06/15/2047	60	55
5.250%, 04/15/2025	320	320
5.250%, 06/15/2026	30	30
4.500%, 02/15/2027	20	19
Humana
4.950%, 10/01/2044 (D)	50	52
4.800%, 03/15/2047 (D)	20	21
4.625%, 12/01/2042	130	130
3.950%, 03/15/2027	50	49
3.850%, 10/01/2024	790	789
3.150%, 12/01/2022	170	165
2.500%, 12/15/2020	1,015	996
Johnson & Johnson
4.500%, 12/05/2043	600	651
3.625%, 03/03/2037	260	254
3.500%, 01/15/2048	230	215
3.400%, 01/15/2038	435	411
2.625%, 01/15/2025	215	206
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,500	2,394
Medtronic
3.625%, 03/15/2024	465	467
3.500%, 03/15/2025	840	831
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (D)	330	321
Merck
2.750%, 02/10/2025 (D)	230	220
Mylan
4.550%, 04/15/2028 (C)	249	243
Pfizer
4.000%, 12/15/2036	410	410
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,200	1,120
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	989
Sanofi
3.625%, 06/19/2028	1,008	1,003
3.375%, 06/19/2023	907	908
Shire Acquisitions Investments Ireland
2.400%, 09/23/2021	500	479
1.900%, 09/23/2019	1,200	1,181
Stryker
3.650%, 03/07/2028	598	582
3.375%, 11/01/2025	300	288
Teva Pharmaceutical Finance
3.650%, 11/10/2021	180	173
2.950%, 12/18/2022 (D)	120	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	$760	$705
1.700%, 07/19/2019	130	127
Thermo Fisher Scientific
3.200%, 08/15/2027	550	514
2.950%, 09/19/2026	290	268
UnitedHealth Group
5.800%, 03/15/2036	280	332
4.750%, 07/15/2045	950	1,015
4.250%, 06/15/2048	303	304
3.875%, 10/15/2020	530	538
3.850%, 06/15/2028	708	709
3.500%, 06/15/2023	1,001	1,002
3.150%, 06/15/2021	445	445
2.875%, 12/15/2021	760	753
2.700%, 07/15/2020	270	268
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (C)	80	83
9.000%, 12/15/2025 (C)(D)	60	62
8.500%, 01/31/2027 (C)	50	51
7.500%, 07/15/2021 (C)	1,040	1,056
7.000%, 03/15/2024 (C)	270	283
5.625%, 12/01/2021 (C)(D)	60	59
5.500%, 03/01/2023 (C)(D)	60	56
Wyeth LLC
5.950%, 04/01/2037	340	414
Zimmer Biomet Holdings
3.076%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	750	751

		68,190

Industrials — 2.0%
ABB Finance USA
4.375%, 05/08/2042	80	82
AerCap Ireland Capital DAC
5.000%, 10/01/2021	150	155
4.625%, 07/01/2022	210	214
4.500%, 05/15/2021	1,020	1,039
3.750%, 05/15/2019	520	523
3.500%, 01/15/2025	560	525
Air Lease
4.750%, 03/01/2020	1,010	1,032
3.625%, 04/01/2027	550	504
3.625%, 12/01/2027	540	493
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,398
Beacon Roofing Supply
4.875%, 11/01/2025 (C)(D)	100	92
Boeing
3.625%, 03/01/2048	135	126
3.550%, 03/01/2038	165	158

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 03/01/2028	$89	$87
Burlington Northern Santa Fe
4.050%, 06/15/2048	310	300
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	612
Catholic Health Initiatives
4.350%, 11/01/2042	80	76
Cintas No. 2
3.700%, 04/01/2027	260	255
2.900%, 04/01/2022	230	225
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	739	761
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,192	1,262
DAE Funding
5.000%, 08/01/2024 (C)	90	86
4.500%, 08/01/2022 (C)(D)	100	97
Delta Air Lines
4.375%, 04/19/2028	385	371
3.800%, 04/19/2023	608	601
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	354	386
Eaton
4.150%, 11/02/2042	440	424
2.750%, 11/02/2022	450	437
FedEx
4.550%, 04/01/2046	335	325
4.400%, 01/15/2047	123	117
4.050%, 02/15/2048	245	220
GE Capital International Funding Unlimited
4.418%, 11/15/2035 (D)	942	913
2.342%, 11/15/2020	530	518
General Dynamics
3.375%, 05/15/2023	570	571
3.000%, 05/11/2021	680	678
2.875%, 05/11/2020	1,605	1,603
General Electric
4.500%, 03/11/2044 (D)	425	417
General Electric MTN
6.875%, 01/10/2039	821	1,040
6.150%, 08/07/2037	50	59
5.875%, 01/14/2038	407	462
5.500%, 01/08/2020 (D)	40	41
5.300%, 02/11/2021	184	192
4.375%, 09/16/2020	30	31
2.823%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,550	1,279
Harris
5.054%, 04/27/2045	190	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IHS Markit
5.000%, 11/01/2022 (C)	$750	$757
International Lease Finance
8.625%, 01/15/2022	10	11
John Deere Capital MTN
2.650%, 06/24/2024	485	462
L3 Technologies
4.400%, 06/15/2028	1,430	1,423
Lockheed Martin
4.500%, 05/15/2036 (D)	90	94
3.550%, 01/15/2026	530	521
3.350%, 09/15/2021	920	925
3.100%, 01/15/2023	50	49
Mexico City Airport Trust
5.500%, 07/31/2047 (C)	580	517
Northrop Grumman
4.030%, 10/15/2047	412	386
3.250%, 08/01/2023	1,360	1,345
3.250%, 01/15/2028 (D)	2,179	2,047
2.930%, 01/15/2025	360	342
2.550%, 10/15/2022	611	588
2.080%, 10/15/2020	475	464
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	140	138
5.250%, 08/15/2022 (C)	80	79
Penske Truck Leasing LP
4.125%, 08/01/2023 (C)	819	821
3.950%, 03/10/2025 (C)	461	456
Raytheon
3.125%, 10/15/2020	430	432
Republic Services
3.950%, 05/15/2028	565	557
Reynolds Group Issuer
5.125%, 07/15/2023 (C)(D)	170	168
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	825	811
2.200%, 03/16/2020 (C)	695	685
2.000%, 09/15/2023 (C)	1,030	957
Union Pacific
4.500%, 09/10/2048 (D)	430	437
3.950%, 09/10/2028	1,350	1,356
3.750%, 07/15/2025 (D)	210	210
3.000%, 04/15/2027	435	412
United Business Media
5.750%, 11/03/2020 (C)	490	500
United Parcel Service
3.050%, 11/15/2027	100	95
2.500%, 04/01/2023 (D)	140	135
United Rentals North America
5.500%, 07/15/2025	240	242
4.875%, 01/15/2028	70	65

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
4.500%, 06/01/2042 (D)	$200	$198
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	686	700
Valmont Industries
5.250%, 10/01/2054	402	373
5.000%, 10/01/2044	205	194
Waste Management
7.375%, 05/15/2029	330	412
3.500%, 05/15/2024	280	277
3.150%, 11/15/2027	1,010	948

		42,572

Information Technology — 1.1%
Alibaba Group Holding
4.400%, 12/06/2057	371	343
3.400%, 12/06/2027	491	457
Apple
4.375%, 05/13/2045	600	618
4.250%, 02/09/2047	407	413
3.850%, 05/04/2043	640	611
3.750%, 11/13/2047	413	388
3.200%, 05/11/2027	580	559
2.850%, 05/11/2024	385	373
2.700%, 05/13/2022	140	138
2.450%, 08/04/2026	680	624
2.000%, 11/13/2020	310	304
1.550%, 08/04/2021	230	220
Broadcom
3.875%, 01/15/2027	30	28
3.500%, 01/15/2028	485	442
3.125%, 01/15/2025 (D)	260	241
2.375%, 01/15/2020	1,600	1,579
CommScope Technologies
5.000%, 03/15/2027 (C)	130	122
Dell International
8.350%, 07/15/2046 (C)	149	180
6.020%, 06/15/2026 (C)	100	105
4.420%, 06/15/2021 (C)(D)	1,040	1,055
3.480%, 06/01/2019 (C)	2,510	2,516
Fidelity National Information Services
4.750%, 05/15/2048	100	97
Hewlett Packard Enterprise
6.350%, 10/15/2045	411	406
Intel
3.734%, 12/08/2047	130	123
3.700%, 07/29/2025	140	141
Microsoft
4.250%, 02/06/2047 (D)	594	630
4.100%, 02/06/2037	632	658
3.950%, 08/08/2056	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/12/2045	$130	$127
3.500%, 02/12/2035	685	664
3.450%, 08/08/2036	20	19
3.300%, 02/06/2027	1,000	985
2.875%, 02/06/2024 (D)	640	627
2.700%, 02/12/2025 (D)	160	153
2.400%, 02/06/2022	600	587
2.400%, 08/08/2026 (D)	1,220	1,128
2.000%, 08/08/2023	525	496
1.550%, 08/08/2021	400	384
Oracle
4.000%, 11/15/2047	125	118
3.900%, 05/15/2035	1,195	1,158
3.800%, 11/15/2037	153	145
2.950%, 11/15/2024	150	145
2.625%, 02/15/2023	280	271
salesforce.com
3.700%, 04/11/2028	100	100
3.250%, 04/11/2023	300	298
Visa
4.300%, 12/14/2045 (D)	570	592
3.650%, 09/15/2047	395	369
3.150%, 12/14/2025	1,050	1,016
2.800%, 12/14/2022	70	69

		22,920

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	325	305
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	285
Amcor Finance USA
4.500%, 05/15/2028 (C)	360	360
3.625%, 04/28/2026 (C)	1,050	997
Anglo American Capital
4.750%, 04/10/2027 (C)(D)	210	207
4.000%, 09/11/2027 (C)	200	186
3.750%, 04/10/2022 (C)	280	278
3.625%, 09/11/2024 (C)	200	190
ArcelorMittal
7.000%, 10/15/2039	120	138
6.250%, 02/25/2022 (D)	120	128
Barrick
5.250%, 04/01/2042 (D)	70	73
Barrick North America Finance
5.750%, 05/01/2043	120	134
5.700%, 05/30/2041 (D)	427	474
4.400%, 05/30/2021	303	313
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	620	672
5.000%, 09/30/2043	260	292

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/24/2022	$35	$35
CF Industries
4.500%, 12/01/2026 (C)	642	638
3.400%, 12/01/2021 (C)	621	610
Dow Chemical
3.000%, 11/15/2022	1,265	1,232
Eastman Chemical
2.700%, 01/15/2020	270	268
Ecolab
4.350%, 12/08/2021	179	185
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)(D)	410	397
Fibria Overseas Finance
5.250%, 05/12/2024	65	65
Freeport-McMoRan
6.875%, 02/15/2023	50	53
5.450%, 03/15/2043	195	171
4.000%, 11/14/2021	360	351
Glencore Funding
4.125%, 05/30/2023 (C)	60	60
4.000%, 03/27/2027 (C)	990	934
2.875%, 04/16/2020 (C)	90	89
International Paper
5.150%, 05/15/2046	470	478
LyondellBasell Industries
5.750%, 04/15/2024	200	216
Nutrien
4.875%, 03/30/2020	280	286
OCP
4.500%, 10/22/2025 (C)	1,650	1,569
Reynolds Group
6.875%, 02/15/2021	62	63
Sherwin-Williams
4.500%, 06/01/2047	185	177
3.450%, 06/01/2027	194	183
2.750%, 06/01/2022	505	489
Southern Copper
5.875%, 04/23/2045	250	266
5.250%, 11/08/2042 (D)	900	891
Syngenta Finance
5.676%, 04/24/2048 (C)	280	262
5.182%, 04/24/2028 (C)	485	468
3.933%, 04/23/2021 (C)(D)	450	449
Vale Overseas
6.875%, 11/21/2036	1,510	1,695
6.250%, 08/10/2026	330	358
Vulcan Materials
4.500%, 06/15/2047	225	204
WestRock
3.000%, 09/15/2024 (C)	750	711
WestRock RKT
4.000%, 03/01/2023 (D)	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 03/01/2020	$320	$321

		19,277

Real Estate — 0.9%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	1,983
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,050	1,044
American Tower
3.600%, 01/15/2028	606	562
3.000%, 06/15/2023 (D)	675	647
ARC Properties Operating Partnership
3.000%, 02/06/2019	1,000	999
Boston Properties
3.800%, 02/01/2024	1,250	1,244
3.200%, 01/15/2025	83	79
Brandywine Operating Partnership
3.950%, 11/15/2027	200	190
Crown Castle International
3.200%, 09/01/2024	1,000	944
DDR
4.625%, 07/15/2022	575	590
4.250%, 02/01/2026 (D)	84	82
GLP Capital
5.375%, 04/15/2026	80	79
HCP
4.200%, 03/01/2024	765	765
3.150%, 08/01/2022	1,000	974
Healthcare Realty Trust
3.750%, 04/15/2023	1,000	982
Life Storage
3.875%, 12/15/2027	915	866
Mid-America Apartments
4.300%, 10/15/2023	215	219
4.000%, 11/15/2025	260	258
3.750%, 06/15/2024	510	503
3.600%, 06/01/2027	205	196
Public Storage
3.094%, 09/15/2027	457	430
2.370%, 09/15/2022	519	498
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,068
Regency Centers
4.125%, 03/15/2028	242	239
3.600%, 02/01/2027	184	175
STORE Capital
4.500%, 03/15/2028	789	772
Tanger Properties
3.875%, 12/01/2023	270	264
3.750%, 12/01/2024	250	240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ventas Realty LP
2.700%, 04/01/2020	$1,450	$1,435
Washington Prime Group
5.950%, 08/15/2024 (D)	200	193
Welltower
4.950%, 01/15/2021	820	844
4.000%, 06/01/2025	625	613

		19,977

Telecommunication Services — 1.4%
Altice France
7.375%, 05/01/2026 (C)	820	802
America Movil
5.000%, 03/30/2020	750	771
AT&T
6.000%, 08/15/2040	845	881
5.450%, 03/01/2047 (D)	415	407
5.250%, 03/01/2037	1,698	1,670
5.150%, 02/15/2050 (C)	203	189
4.900%, 08/15/2037 (C)	127	121
4.800%, 06/15/2044	1,550	1,407
4.750%, 05/15/2046	1,300	1,161
4.500%, 03/09/2048	1,201	1,035
4.350%, 06/15/2045	240	203
3.950%, 01/15/2025	300	294
3.400%, 05/15/2025 (D)	2,027	1,901
Bharti Airtel
4.375%, 06/10/2025 (C)(D)	540	497
Sprint
7.875%, 09/15/2023	340	352
7.625%, 02/15/2025 (D)	310	316
7.250%, 09/15/2021	40	42
Sprint Capital
8.750%, 03/15/2032	260	278
Sprint Spectrum
4.738%, 03/20/2025 (C)	1,665	1,652
3.360%, 09/20/2021 (C)	894	884
Telefonica Emisiones SAU
5.877%, 07/15/2019	90	93
5.213%, 03/08/2047	300	289
5.134%, 04/27/2020	300	309
4.103%, 03/08/2027	460	445
Verizon Communications
5.500%, 03/16/2047 (D)	472	495
5.250%, 03/16/2037 (D)	1,100	1,130
4.862%, 08/21/2046	655	626
4.522%, 09/15/2048	415	378
4.500%, 08/10/2033 (D)	1,225	1,186
4.400%, 11/01/2034	2,400	2,238
4.329%, 09/21/2028 (C)(D)	767	760
4.272%, 01/15/2036	1,195	1,102
4.125%, 03/16/2027	790	782

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2046	$606	$520
3.850%, 11/01/2042	130	109
3.500%, 11/01/2024	120	116
2.625%, 08/15/2026	910	808
Vodafone Group
5.250%, 05/30/2048 (D)	1,275	1,271
4.375%, 05/30/2028	2,186	2,160
3.750%, 01/16/2024	1,035	1,026

		30,706

Utilities — 2.1%
AES
4.875%, 05/15/2023	470	469
Alabama Power
3.700%, 12/01/2047	835	774
Alliant Energy Finance
4.250%, 06/15/2028 (C)	549	549
American Transmission Systems
5.000%, 09/01/2044 (C)	113	124
Appalachian Power
3.300%, 06/01/2027	325	312
Baltimore Gas & Electric
3.750%, 08/15/2047	37	35
Brooklyn Union Gas
4.273%, 03/15/2048 (C)	202	201
Commonwealth Edison
4.000%, 03/01/2048	243	238
3.750%, 08/15/2047	131	122
Consolidated Edison of New York
4.450%, 03/15/2044	810	829
Dominion Energy
2.850%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	1,000	1,003
2.000%, 08/15/2021	295	281
1.600%, 08/15/2019	395	389
DTE Energy
1.500%, 10/01/2019	490	480
Duke Energy
3.950%, 08/15/2047	130	118
1.800%, 09/01/2021	450	431
Duke Energy Carolinas
4.250%, 12/15/2041	600	611
4.000%, 09/30/2042	1,000	980
Duke Energy Florida
4.200%, 07/15/2048	403	406
3.850%, 11/15/2042	165	157
3.200%, 01/15/2027	635	611
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,450	1,533
3.616%, 08/01/2027 (C)	570	540
Electricite de France
6.000%, 01/22/2114 (C)	375	391

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emera US Finance
2.150%, 06/15/2019	$2,049	$2,028
Entergy Texas
7.125%, 02/01/2019	1,500	1,534
Eversource Energy
2.900%, 10/01/2024	995	944
Exelon
5.625%, 06/15/2035	760	879
FirstEnergy
3.900%, 07/15/2027	570	553
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,843
Georgia Power
4.300%, 03/15/2042	100	100
Indiana Michigan Power
4.550%, 03/15/2046	210	218
IPALCO Enterprises
3.700%, 09/01/2024	499	484
ITC Holdings
4.050%, 07/01/2023	750	759
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,056
KeySpan Gas East
2.742%, 08/15/2026 (C)	675	625
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,425	2,400
MidAmerican Energy
4.800%, 09/15/2043	510	561
4.250%, 05/01/2046	500	507
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	407	407
Mississippi Power
2.987%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	1,600	1,600
NextEra Energy Capital Holdings
2.843%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	3,400	3,398
NiSource
6.800%, 01/15/2019	347	354
Northern States Power
3.600%, 09/15/2047	249	229
Oncor Electric Delivery
7.000%, 09/01/2022	565	644
6.800%, 09/01/2018	1,075	1,082
4.550%, 12/01/2041	690	733
Pacific Gas & Electric
6.050%, 03/01/2034	340	367
5.800%, 03/01/2037 (D)	710	742
3.950%, 12/01/2047	146	125
3.300%, 12/01/2027	488	438
PECO Energy
4.150%, 10/01/2044	625	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 10/15/2025	$220	$214
Public Service Electric & Gas MTN
3.700%, 05/01/2028	960	962
Public Service of Colorado
4.100%, 06/15/2048	40	40
3.700%, 06/15/2028	101	102
Public Service of New Hampshire
3.500%, 11/01/2023	310	310
Sempra Energy
4.000%, 02/01/2048	754	678
2.900%, 02/01/2023	510	495
South Carolina Electric & Gas
5.100%, 06/01/2065	72	73
Southern
3.250%, 07/01/2026	139	130
2.150%, 09/01/2019	615	610
Southern California Edison
4.125%, 03/01/2048	150	142
Southern Gas Capital
2.450%, 10/01/2023	300	282
Southwestern Electric Power
3.900%, 04/01/2045	140	132
3.850%, 02/01/2048	255	236
2.750%, 10/01/2026	99	91
Southwestern Public Service
3.700%, 08/15/2047	99	91
Union Electric
4.000%, 04/01/2048	79	77
Virginia Electric & Power
4.650%, 08/15/2043	405	422
2.750%, 03/15/2023	500	485

		46,394

Total Corporate Obligations (Cost $651,368) ($ Thousands)		645,750

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bills
2.056%, 11/15/2018 (B)	7,920	7,860
1.961%, 10/18/2018 (B)	5,457	5,425
1.949%, 10/11/2018 (B)	3,851	3,830
1.895%, 09/13/2018 (B)	789	786
1.870%, 08/23/2018 (B)	7,100	7,082
1.715%, 07/12/2018 (B)	1,532	1,531
U.S. Treasury Bonds
4.280%, 02/15/2045 (B)	2,470	1,121
3.750%, 11/15/2043	4,330	4,922
3.625%, 02/15/2044	1,270	1,417
3.152%, 02/15/2046 (B)	315	139
3.125%, 05/15/2048	57,094	58,680
3.000%, 05/15/2045	14,155	14,210

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 11/15/2045	$1,726	$1,732
3.000%, 02/15/2047	4,239	4,254
3.000%, 05/15/2047	3,340	3,350
3.000%, 02/15/2048	4,914	4,930
2.875%, 08/15/2045	41,105	40,284
2.875%, 11/15/2046	734	719
2.750%, 08/15/2047	2,257	2,154
2.750%, 11/15/2047	7,873	7,513
2.500%, 02/15/2045	27,600	25,165
2.500%, 02/15/2046	17,936	16,307
2.500%, 05/15/2046	9,839	8,940
2.000%, 02/15/2025	36,160	34,390
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	613	684
1.000%, 02/15/2048	1,682	1,738
0.750%, 02/15/2042	2,162	2,111
U.S. Treasury Notes
2.875%, 04/30/2025	5,666	5,688
2.875%, 05/31/2025	8,337	8,369
2.875%, 05/15/2028	29,980	30,040
2.750%, 04/30/2023	43,099	43,141
2.750%, 05/31/2023	1,148	1,149
2.750%, 06/30/2025	3,082	3,068
2.750%, 02/15/2028	21,488	21,304
2.625%, 05/15/2021	1,097	1,097
2.625%, 06/15/2021	7,686	7,687
2.625%, 06/30/2023	40,033	39,837
2.625%, 03/31/2025	1,424	1,408
2.500%, 05/31/2020	21,961	21,951
2.500%, 03/31/2023	1,414	1,400
2.375%, 04/30/2020	1,612	1,608
2.375%, 03/15/2021	5,813	5,778
2.375%, 04/15/2021	1,293	1,285
2.375%, 01/31/2023	1,234	1,216
2.250%, 02/15/2021	6,098	6,044
2.250%, 10/31/2024	5,615	5,435
2.250%, 12/31/2024	41	40
2.250%, 02/15/2027	9,338	8,911
2.250%, 08/15/2027	2,537	2,415
2.250%, 11/15/2027	836	795
2.125%, 08/31/2020	930	921
2.125%, 12/31/2022	13,213	12,881
2.000%, 01/31/2020	409	406
2.000%, 08/31/2021	10,660	10,452
2.000%, 10/31/2021	5,924	5,800
2.000%, 12/31/2021	7,821	7,647
2.000%, 10/31/2022	3,597	3,493
2.000%, 11/30/2022	533	517
2.000%, 11/15/2026	7,568	7,092
1.875%, 12/31/2019	161	160
1.875%, 12/15/2020	4,159	4,089
1.875%, 03/31/2022	3,364	3,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 07/31/2022	$8,190	$7,929
1.750%, 11/15/2020	638	626
1.625%, 07/31/2020	1,916	1,880
1.625%, 08/31/2022	4,847	4,642
1.500%, 05/31/2020	4,598	4,509
1.500%, 07/15/2020	1,558	1,526
1.500%, 08/15/2020	2,287	2,237
1.500%, 08/15/2026	6,467	5,840
1.375%, 02/15/2020	89	87
1.375%, 08/31/2020	5,519	5,382
1.375%, 09/30/2020	1,168	1,138
1.375%, 05/31/2021	4,320	4,169
1.125%, 02/28/2021	2,625	2,526
1.125%, 07/31/2021	347	332
1.125%, 08/31/2021	2,430	2,318

Total U.S. Treasury Obligations (Cost $584,164) ($ Thousands)		582,806

ASSET-BACKED SECURITIES — 8.7%

Automotive — 0.9%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	22	22
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	267	266
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	219	218
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	249	246
Ally Auto Receivables Trust, Ser 2018-2, Cl A4
3.090%, 06/15/2023	580	580
Ally Auto Receivables Trust, Ser 2018-3, Cl A4
3.120%, 07/17/2023	361	361
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	252	252
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	303	296
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	29	29
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	431	430
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	324
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	101	100

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	$268	$265
Capital Auto Receivables Asset Trust, Ser 2018-1, Cl A4
2.930%, 06/20/2022 (C)	673	670
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,055	1,050
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A4
1.560%, 02/15/2020	446	445
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	965	952
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	285	284
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	800	783
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	832	819
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	1,553	1,536
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	647
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,030	1,013
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	375	370
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	710
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	233	232
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	1,123	1,094
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	474	468
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	757	742
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	600	587
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	525	525
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	821	821
Honda Auto Receivables Owner Trust, Ser 2018-2, Cl A4
3.160%, 08/19/2024	446	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A2A
1.480%, 02/18/2020	$527	$525
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,680	1,670
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A4
3.150%, 07/22/2024	223	223
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	219	218
World Omni Auto Receivables Trust, Ser 2018-B, Cl A3
2.870%, 07/17/2023	231	230

		20,451

Credit Cards — 0.4%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	645	639
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	1,000	1,000
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/2021	400	398
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.414%, VAR LIBOR USD 1 Month+0.330%, 01/21/2025	1,087	1,088
Discover Card Execution Note Trust, Ser 2017-A2, Cl A2
2.390%, 07/15/2024	610	596
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	304	301
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	1,232	1,239
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	46	46
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,297	1,257
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	502	494
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	733	720

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	$1,211	$1,188

		8,966

Mortgage Related Securities — 0.7%

Centex Home Equity, Ser 2006-A, Cl AV4
2.341%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	2,504	2,495
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.453%, 03/25/2037	1,970	2,048
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.453%, 03/25/2037	1,430	1,463
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
2.331%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	3,569	3,554
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.371%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,602
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.826%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	1,068	1,069
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	89	94

		15,325

Other Asset-Backed Securities — 6.7%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.191%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,989	2,004
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	328	329
Babson CLO, Ser 2017-IA, Cl AR
3.159%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	675	674
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(C)	1,066	1,048
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.530%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	2,200	2,260
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
3.360%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	1,750	1,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2007-1, Cl A
2.425%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	$1,039	$1,006
College Ave Student Loans, Ser 2017-A, Cl A1
3.741%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	467	477
College Ave Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	303	304
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,510	1,506
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
2.891%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,201	2,181
CSMC Trust, Ser 2017-RPL1, Cl M2
3.105%, 07/25/2057 (A)(C)	1,760	1,446
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.373%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	138	138
Eaton Vance CLO, Ser 2014-1A, Cl AR
3.548%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	900	900
Educational Funding of the South, Ser 2011- 1, Cl A2
3.010%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	984	985
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
2.826%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,259	1,264
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/2021	620	612
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	773	757
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
5.546%, VAR Auction+0.000%, 02/20/2032	50	50
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
5.557%, VAR Auction+0.000%, 03/13/2032	200	200
GSAMP Trust, Ser 2003-SEA, Cl A1
2.491%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	941	927
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.341%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,078

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Ser 2014-1, Cl A
3.380%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	$1,500	$1,508
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.271%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	278	277
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	787	798
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,058	1,035
Kubota Credit Owner Trust, Ser 2018-1A, Cl A3
3.100%, 08/15/2022 (C)	692	692
Kubota Credit Owner Trust, Ser 2018-1A, Cl A4
3.210%, 01/15/2025 (C)	331	331
LCM XXI, Ser 2018-21A, Cl AR
3.239%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	680	678
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	127	128
Magnetite VII, Ser 2018-7A, Cl A1R2
3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	994
Magnetite XI, Ser 2017-11A, Cl A1R
3.475%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (C)	1,730	1,729
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,866	1,931
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
9.408%, 02/26/2029 (A)(C)	930	1,015
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 03/25/2038	3,752	2,561
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.673%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	646	668
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.773%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	251	251
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	408
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	949	965

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.223%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	$350	$368
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.973%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	651	657
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	383	385
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2B
2.788%, VAR ICE LIBOR USD 1 Month+0.720%, 12/15/2059 (C)	374	374
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	221	219
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.470%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,733	3,727
Navient Student Loan Trust, Ser 2014-2, Cl A
2.731%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,290	2,279
Navient Student Loan Trust, Ser 2014-3, Cl A
2.580%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,306	2,295
Navient Student Loan Trust, Ser 2014-4, Cl A
2.580%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,694	1,686
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,037	2,044
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	318	320
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.141%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	1,700	1,739
Navient Student Loan Trust, Ser 2017-4A, Cl A2
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 09/27/2066 (C)	400	401
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.891%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,013	1,022
Navient Student Loan Trust, Ser 2018-3A, Cl A3
2.888%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2067 (C)	560	560

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.540%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	$575	$569
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	488	484
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.470%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	1,751	1,741
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.432%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	1,605	1,584
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.452%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	1,986	1,969
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.512%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	390	385
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.185%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	1,078	1,085
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.760%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	187	189
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.660%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	1,707	1,719
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.691%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (C)	1,290	1,287
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.661%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	260	261
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.041%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	1,655	1,674
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.691%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	1,953	1,950
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.760%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	918	928
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.861%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	994	999
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	671	675
Nelnet Student Loan Trust, Ser 2018-2, Cl A6
2.742%, VAR ICE LIBOR USD 3 Month+0.380%, 04/25/2031 (C)	1,337	1,338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2018-2A, Cl A
2.651%, VAR ICE LIBOR USD 1 Month+0.650%, 07/26/2066 (C)	$1,800	$1,800
Origen Manufactured Housing, Ser 2006-A, Cl A2
4.020%, 10/15/2037 (A)	1,846	1,722
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
4.089%, 08/25/2035 (A)(C)	1,507	1,478
RAMP Trust, Ser 2006-RZ3, Cl M1
2.441%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,408
SBA Small Business Investment, Ser 2018- 10A, Cl 1
3.187%, 03/10/2028	380	378
Scholar Funding Trust, Ser 2011-A, Cl A
3.259%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	601	602
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.651%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,522
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.091%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	426	424
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.960%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	1,078	1,082
SLM Student Loan Trust, Ser 2005-10, Cl A5
2.490%, VAR ICE LIBOR USD 3 Month+0.130%, 07/26/2021	322	319
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.480%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,205	1,201
SLM Student Loan Trust, Ser 2005-6, Cl A5B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	6	6
SLM Student Loan Trust, Ser 2005-7, Cl A4
2.510%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	988	983
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.470%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	1,481	1,467
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.510%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	5,640	5,449
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.460%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	892	883
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	1,900	1,848

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-1, Cl A6
2.500%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	$439	$423
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.420%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	3,211	3,139
SLM Student Loan Trust, Ser 2008-2, Cl B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	525	515
SLM Student Loan Trust, Ser 2008-3, Cl B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	525	515
SLM Student Loan Trust, Ser 2008-4, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	525	538
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,072	1,100
SLM Student Loan Trust, Ser 2008-5, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	525	543
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.460%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	385	388
SLM Student Loan Trust, Ser 2008-6, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	525	540
SLM Student Loan Trust, Ser 2008-7, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	525	539
SLM Student Loan Trust, Ser 2008-8, Cl B
4.610%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	525	555
SLM Student Loan Trust, Ser 2008-9, Cl B
4.610%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	525	546
SLM Student Loan Trust, Ser 2010-1, Cl A
2.360%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	361	356
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.910%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,560	1,564
SLM Student Loan Trust, Ser 2012-2, Cl A
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	757	756
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.710%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	314	314
SLM Student Loan Trust, Ser 2013-4, Cl A
2.641%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	248	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-B, Cl A2B
3.173%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	$78	$78
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	450	442
SLM Student Loan Trust, Ser 2018-9, Cl A7A
2.960%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2041	264	265
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (C)	221	218
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
3.073%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	654	659
SMB Private Education Loan Trust, Ser 2015- B, Cl A2A
2.980%, 07/15/2027 (C)	265	264
SMB Private Education Loan Trust, Ser 2015- B, Cl A2B
3.273%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	827	838
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
3.473%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	269	273
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	1,660	1,624
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.573%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	933	959
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	816	792
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.523%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,474	1,506
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (C)	1,135	1,103
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
3.173%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,131	1,147
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
2.973%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	2,678	2,705

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.823%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	$809	$811
SMB Private Education Loan Trust, Ser 2018- A, Cl A2B
2.873%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	329	332
SMB Private Education Loan Trust, Ser 2018- B, Cl A2A
3.600%, 01/15/2037 (C)	748	751
SMB Private Education Loan Trust, Ser 2018- B, Cl A2B
2.804%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	675	675
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	419	414
SoFi Professional Loan Program, Ser 2016-D, Cl A1
3.041%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	105	106
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	242	243
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	229	230
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	399	393
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	585	574
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	219	219
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	1,002	972
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (C)	833	813
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	927	907
SoFi Professional Loan Program, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	875	874

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037		$303	$295
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (C)		521	519
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)		815	810
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		605	599
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)		800	791
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)		830	818
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.341%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036		1,632	1,628

			143,606

Total Asset-Backed Securities (Cost $183,755) ($ Thousands)			188,348

SOVEREIGN DEBT — 2.1%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		760	728
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS	19,870	589
Argentine Republic Government International Bond
7.625%, 04/22/2046		$180	145
7.500%, 04/22/2026		280	258
7.125%, 07/06/2036		220	177
6.875%, 01/11/2048		1,140	853
5.625%, 01/26/2022		1,300	1,215
4.625%, 01/11/2023		420	370
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027	BRL	571	136
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		10,399	2,741
10.000%, 01/01/2023		3,994	1,014
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	973
5.000%, 01/27/2045		560	443
2.625%, 01/05/2023		200	182
Chile Government International Bond
3.240%, 02/06/2028		995	950
China Government Bond
3.390%, 05/21/2025	CNY	2,000	290
3.310%, 11/30/2025		11,500	1,654
Colombia Government International Bond
5.625%, 02/26/2044		$820	871

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Ecuador Government International Bond
7.875%, 01/23/2028 (C)		$380	$318
Egypt Government International Bond
5.577%, 02/21/2023 (C)		410	388
Export-Import Bank of Korea
3.000%, 11/01/2022		514	500
2.500%, 11/01/2020		369	362
Indonesia Government International Bond
5.875%, 03/13/2020		240	250
5.875%, 01/15/2024 (C)		840	899
5.250%, 01/08/2047 (C)		200	200
5.125%, 01/15/2045 (C)		200	197
4.350%, 01/11/2048		460	412
3.850%, 07/18/2027 (C)		200	190
3.500%, 01/11/2028		400	369
2.950%, 01/11/2023		1,160	1,101
Israel Government International Bond
4.125%, 01/17/2048		280	264
Japan Bank for International Cooperation
2.250%, 02/24/2020		882	873
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,838
Japan Treasury Discount Bill
-0.130%, 09/10/2018 (B)(E)	JPY	625,000	5,644
-0.137%, 08/06/2018 (B)(E)		310,000	2,799
-0.175%, 07/02/2018 (B)(E)		330,000	2,979
Kenya Government International Bond
7.250%, 02/28/2028 (C)		$200	192
6.875%, 06/24/2024		200	197
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		780	759
Mexico Government International Bond MTN
6.050%, 01/11/2040		1,110	1,224
5.750%, 10/12/2110		135	133
4.750%, 03/08/2044		1,330	1,234
4.600%, 02/10/2048		620	570
3.600%, 01/30/2025		780	754
Nigeria Government International Bond
7.143%, 02/23/2030 (C)		240	226
6.500%, 11/28/2027 (C)		220	205
Paraguay Government International Bond
6.100%, 08/11/2044 (C)		510	521
Peruvian Government International Bond
6.550%, 03/14/2037		320	399
5.625%, 11/18/2050		400	465
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		250	219
6.500%, 02/15/2023 (C)		300	274
Qatar Government International Bond
4.500%, 04/23/2028 (C)		360	363

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Republic of Poland Government International Bond
4.000%, 01/22/2024		$1,310	$1,330
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	20,940	347
7.000%, 01/25/2023		34,160	538
7.000%, 08/16/2023		40,430	637
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)		$245	269
7.500%, 03/31/2030		555	611
4.500%, 04/04/2022		400	407
Saudi Government International Bond MTN
5.000%, 04/17/2049 (C)		455	443
4.000%, 04/17/2025 (C)		355	353
Uruguay Government International Bond
4.975%, 04/20/2055		265	257

Total Sovereign Debt (Cost $48,981) ($ Thousands)			46,099

LOAN PARTICIPATIONS — 1.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.230%, VAR LIBOR+2.250%, 02/16/2024		42	42
1011778 BC ULC/New Red Finance (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 02/16/2024		547	544
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.280%, VAR LIBOR+3.250%, 04/28/2022		474	460
Albertson’s LLC, 2017-1 Term B-4 Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 08/25/2021		326	323
Albertson’s LLC, 2017-1 Term B-6 Loan, 1st Lien, Ser 2017-1
5.319%, VAR LIBOR+3.000%, 06/22/2023		233	230
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.350%, VAR LIBOR+2.250%, 04/06/2024		752	748
American Builders & Contractors Supply, Term B-2 Loan, 1st Lien
4.094%, VAR LIBOR+2.000%, 10/31/2023		681	675

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aramark Intermediate HoldCo, U.S. Term B-3 Loan, 1st Lien
4.084%, VAR LIBOR+1.750%, 03/11/2025	$718	$717
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.105%, VAR LIBOR+1.750%, 10/19/2024	101	100
Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
4.088%, VAR LIBOR+2.000%, 01/15/2025	1,727	1,705
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.280%, VAR LIBOR+2.250%, 01/02/2025	650	645
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.046%, VAR LIBOR+2.000%, 10/01/2022	213	213
4.046%, VAR LIBOR+2.000%, 10/01/2022	437	436
Berry Global, Inc. (fka Berry Plastics Corporation), Term R Loan, 1st Lien
4.046%, VAR LIBOR+2.000%, 01/19/2024	67	67
Boyd Gaming Corporation, Refinancing Term B Loan
4.488%, VAR LIBOR+2.500%, 09/15/2023	156	156
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 12/23/2024	722	719
Catalent Pharma, Term Loan, 1st Lien
3.492%, 05/20/2024	379	379
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
4.838%, VAR LIBOR+2.750%, 11/18/2024	90	88
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 01/31/2025	173	170
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/01/2024	26	26
4.730%, VAR LIBOR+2.750%, 03/01/2024	783	780

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.100%, VAR LIBOR+2.000%, 04/30/2025	$721	$719
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 04/18/2024	68	68
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.323%, VAR LIBOR+2.250%, 07/17/2025	130	129
Dell International LLC (EMC Corporation), Refinancing Term B Loan
4.100%, VAR LIBOR+2.000%, 09/07/2023	439	436
Dell International LLC (EMC Corporation), Replacement Term A-2 Loan
3.740%, VAR LIBOR+1.750%, 09/07/2021	7	7
Delos Finance, New Loan (2018), 1st Lien
4.052%, VAR LIBOR+1.750%, 10/06/2023	1,000	999
First Data Corporation, 2022D New Dollar Term Loan, Ser 2022-D
4.091%, VAR LIBOR+2.000%, 07/08/2022	628	624
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.091%, VAR LIBOR+2.000%, 04/26/2024	264	263
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2018), 1st Lien
4.084%, VAR LIBOR+1.750%, 10/30/2022 (F)	560	561
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 10/04/2023	445	445
4.796%, VAR LIBOR+2.750%, 10/04/2023	273	272
HCA Inc., Tranche B-10 Term Loan
4.094%, VAR LIBOR+2.000%, 03/13/2025	620	621
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.841%, VAR LIBOR+1.750%, 10/25/2023	716	716
3.621%, VAR LIBOR+1.750%, 10/25/2023	—	—

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.802%, VAR LIBOR+2.500%, 08/18/2022	$489	$486
4.480%, VAR LIBOR+2.500%, 08/18/2022	104	104
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.334%, VAR LIBOR+2.250%, 02/22/2024	708	705
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.480%, VAR LIBOR+2.500%, 11/19/2021	12	12
MGM Growth Properties, Term B Loan, 1st Lien
4.094%, VAR LIBOR+2.000%, 04/25/2023	708	703
Michaels Store, 2018 New Replacement Term B Loan
4.557%, VAR LIBOR+2.500%, 01/30/2023	6	6
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.588%, VAR LIBOR+2.500%, 01/30/2023	496	492
4.557%, VAR LIBOR+2.500%, 01/30/2023	62	62
4.476%, VAR LIBOR+2.500%, 01/30/2023	150	149
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+2.750%, 06/07/2023	704	699
ON Semiconductor, 2018 New Replacement Term B-3 Loan
3.730%, VAR LIBOR+1.750%, 03/31/2023	440	440
Parexel International Corporation, Initial Term Loan, 1st Lien
4.730%, VAR LIBOR+2.750%, 09/27/2024	89	89
Party City Holdings Inc., 2018 Replacement Term Loan
5.280%, VAR LIBOR+2.750%, 08/19/2022	437	436
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.010%, VAR LIBOR+3.000%, 03/11/2022	673	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Post Holdings, Inc., Series A Incremental Term Loan
4.100%, VAR LIBOR+2.000%, 05/24/2024	$711	$706
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2016-2 Refinancing Term B-1 Loan
4.844%, VAR LIBOR+2.750%, 05/02/2022	636	632
Quikrete Holdings, Inc., Initial Loan
4.844%, VAR LIBOR+2.750%, 11/15/2023	718	714
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.844%, VAR LIBOR+2.750%, 02/05/2023	716	714
RPI Finance Trust, Initial Term Loan B-6
4.334%, VAR LIBOR+2.000%, 03/27/2023	101	101
Scientific Games International, Inc., Initial Term B-5 Loan
4.921%, VAR LIBOR+2.750%, 08/14/2024	388	385
4.730%, VAR LIBOR+2.750%, 08/14/2024	318	316
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 06/21/2024	83	82
SFR Group S.A. (Ypso France SAS), EUR TLB- [12] Term Loan
4.349%, VAR Euribor+3.000%, 01/31/2026	382	370
Sinclair Television/Sinclair Broadcast, 1st Lien
0.000%, 12/12/2024 (F)	680	677
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+2.500%, 02/02/2024	132	132
Trans Union LLC, 2017 Replacement Term B-3 Loan
4.094%, VAR LIBOR+2.000%, 04/10/2023	710	708
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.323%, VAR LIBOR+2.250%, 01/15/2026	470	466
Univision Communications Inc., Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/15/2024	1,188	1,147

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UPC Financing Partnership, Facility AR, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	$715	$706
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien
4.983%, VAR LIBOR+3.000%, 06/02/2025	409	408
VICI Properties 1 LLC, Term B Loan, 1st Lien
4.084%, VAR LIBOR+2.000%, 12/20/2024 (F)	355	352
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	387	383
Western Digital Corporation, Term Loan B-4
3.844%, VAR LIBOR+1.750%, 04/29/2023	216	215
XPO Logistics, Inc., Refinancing Term Loan (2018)
3.961%, VAR LIBOR+2.000%, 02/24/2025	719	712
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.573%, VAR LIBOR+2.500%, 04/15/2025	171	169

Total Loan Participations (Cost $30,521) ($ Thousands)		30,116

COMMERCIAL PAPER (B) — 1.1%
BNP Paribas
2.253%, 08/03/2018	1,560	1,557
BPCE
2.365%, 10/01/2018	5,430	5,397
Mitsubishi
2.335%, 10/10/2018	3,760	3,735
MUFG Bank
2.333%, 07/24/2018	350	350
Natixis
2.324%, 08/02/2018	3,830	3,823
Standard Chartered
2.314%, 10/03/2018	6,380	6,340
Toronto-Dominion Bank
2.263%, 07/25/2018	3,420	3,415

Total Commercial Paper (Cost $24,618) ($ Thousands)		24,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, GO
7.600%, 11/01/2040	$155	$233
6.200%, 03/01/2019	1,775	1,820
Los Angeles, Community College District, GO
6.750%, 08/01/2049	488	710
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	1,000	984

		3,747

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	338	492

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	680	722
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	971
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-2, RB
2.900%, 05/01/2026	1,250	1,193
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	976
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	954

		4,816

North Carolina — 0.0%
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2, RB
3.160%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	433	436

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	207	226

Texas — 0.1%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	459	652

Total Municipal Bonds (Cost $9,770) ($ Thousands)		10,369

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
2.125%, 02/11/2020	$270	$269
FHLB DN
1.919%, 08/17/2018 (B)	750	748
1.901%, 08/27/2018 (B)	790	788
1.857%, 07/24/2018 (B)	2,290	2,287
FICO STRIPS, PO
0.000%, 11/02/2018 (B)	1,800	1,786
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,555

Total U.S. Government Agency Obligations (Cost $7,037) ($ Thousands)		7,433

	Shares

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 8.729%	18,975	514

Total Preferred Stock (Cost $491) ($ Thousands)		514

AFFILIATED PARTNERSHIP — 2.9%
SEI Liquidity Fund, L.P. 2.010% **†(G)	62,493,803	62,480

Total Affiliated Partnership (Cost $62,478) ($ Thousands)		62,480

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	95,048,236	95,048

Total Cash Equivalent (Cost $95,048) ($ Thousands)		95,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.9%
Deutsche Bank
2.050%, dated 06/29/2018, to be repurchased on 07/02/2018, repurchased price $40,006,833 (collateralized by Treasury Inflation Protected Security, value $38,567,000, 0.125%, 04/15/2020; total market value $41,124,267) (H)	$40,000	$40,000

Total Repurchase Agreement (Cost $40,000) ($ Thousands)		40,000

Total Investments in Securities — 113.9% (Cost $2,483,275) ($ Thousands)		$2,453,475

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (I) (Cost $395) ($ Thousands)	22,531,460	$706

PURCHASED SWAPTION* — 0.0%

Total Purchased Swaption (I) (Cost $13) ($ Thousands)	11,910,000	$(9)

WRITTEN OPTIONS* — 0.0%

Total Written Options (I) (Premiums Received $596) ($ Thousands)	(20,966,163)	$(521)

WRITTEN SWAPTION* — 0.0%

Total Written Swaption (I) (Premiums Received $12) ($ Thousands)	(11,910,000)	$5

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
U.S. 10 Year Future Option*	349	$41,946	$118.50	07/21/18	$16
U.S. 2 Year Future Option*	122	25,843	105.00	08/18/18	2
U.S. 5 Year Future Option*	214	24,314	113.25	07/21/18	30

		92,103			48

Call Options
U.S. 10 Year Future Option*	212	25,480	120.50	07/21/18	70
U.S. 10 Year Future Option*	349	41,945	121.50	07/21/18	38
U.S. 5 Year Future Option*	214	24,314	114.00	07/21/18	32

		91,739			140

Total Purchased Options		$183,842			$188

WRITTEN OPTIONS — 0.0%

Put Options
U.S. 10 Year Future Option*	(119)	$(14,302)	120.00	07/21/18	$(43)
U.S. 5 Year Future Option*	(434)	(49,310)	112.25	08/18/18	(27)

		(63,612)			(70)

Call Options
U.S. 10 Year Future Option*	(286)	(34,374)	120.00	07/21/18	(156)
U.S. 10 Year Future Option*	(230)	(27,643)	122.00	07/21/18	(14)
U.S. 5 Year Future Option*	(434)	(49,310)	115.00	08/18/18	(34)
U.S. Bond Future Option*	(213)	(30,885)	149.00	07/21/18	(20)
U.S. Bond Future Option*	(52)	(7,540)	143.00	08/18/18	(141)

		(149,752)			(365)

Total Written Options		$(213,364)			$(435)

A list of the OTC option contracts held by the Fund at June 30, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
August 2018, USD Call CAD Put*	Citigroup	7,990,000	$10,496	$1.31	08/18/18	$112
August 2018, USD Call EUR Put*	Citigroup	7,870,000	9,200	1.17	08/18/18	108
July 2018, USD Call EUR Put*	Citigroup	6,670,000	7,797	1.21	07/21/18	298

Total Purchased Option			$27,493			$518

WRITTEN OPTIONS — 0.0%

Put Options
July 2018, USD Put EUR Call*	Citigroup	(6,670,000)	$(7,797)	1.25	07/21/18	$–
September 2018, USD Put KRW Call*	Citigroup	(5,834,395)	(6,496,015)	1,084.00	09/22/18	(36)

			(6,503,812)			(36)

Call Options
August 2018, USD Call EUR Put*	Citigroup	(8,460,000)	(9,890)	1.15	08/18/18	(50)

Total Written Option			$(6,513,702)			$(86)

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

A list of the open swaption contracts held by the Fund at June 30, 2018, is as follows:

PURCHASED SWAPTION — 0.0%
		Number of Contracts/			Value
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	(Thousands)

Call Swaptions — 0.0%
CDX.NA.IG.30 Call*	Citigroup	11,910,000	$62.50	08/18/18	$(9)

Total Purchased Swaption (Cost $13) ($ Thousands)					$(9)

WRITTEN SWAPTION — 0.0%
Puts — 0.0%
CDX.NA.IG.30 Put*	Citigroup	(11,910,000)	$80.00	08/18/18	$5

Total Written Swaption (Premiums Received $12) ($ Thousands)					$5

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

					Unrealized
	Number of				Appreciation/
	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Type of Contract	Long (Short)	Date	(Thousands)	(Thousands)	(Thousands)

90-Day Euro$	(150)	Mar-2019	$(36,656)	$(36,465)	$191
90-Day Euro$	46	Mar-2021	11,205	11,158	(47)
90-Day Euro$	1,027	Dec-2019	249,376	249,137	(239)
90-Day Euro$	357	Jun-2020	86,906	86,590	(315)
90-Day Euro$	(154)	Dec-2018	(37,717)	(37,484)	234
90-Day Euro$	(359)	Sep-2018	(87,649)	(87,547)	103
Euro	(18)	Sep-2018	(2,668)	(2,641)	27
Euro-BOBL	(118)	Sep-2018	(18,151)	(18,209)	(89)
Euro-BTP	40	Sep-2018	5,982	5,942	(29)
Euro-Bund	(316)	Sep-2018	(59,493)	(59,972)	(287)
U.S. 2-Year Treasury Note	517	Sep-2018	109,542	109,515	(27)
U.S. 5-Year Treasury Note	817	Sep-2018	92,398	92,825	427
U.S. 10-Year Treasury Note	1,759	Sep-2018	210,629	211,410	780
U.S. Long Treasury Bond	(746)	Sep-2018	(106,949)	(108,170)	(1,221)
U.S. Ultra Long Treasury Bond	145	Sep-2018	22,250	23,137	886
Ultra 10-Year U.S. Treasury Note	(110)	Sep-2018	(13,875)	(14,106)	(231)

			$425,130	$425,120	$163

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

						Unrealized
						Appreciation
			Currency to Deliver		Currency to Receive	(Depreciation)
Counterparty	Settlement Date		(Thousands)		(Thousands)	(Thousands)

Bank of America	07/02/18	JPY	330,000	USD	3,094	$115
Citigroup	07/19/18	USD	531	CNY	3,385	(20)
Citigroup	07/19/18	GBP	2,160	USD	3,086	232
Citigroup	07/19/18	USD	2,426	CNH	15,441	(97)
Citigroup	07/19/18	AUD	3,958	USD	2,976	51
Citigroup	07/19/18	USD	4,241	IDR	58,766,960	(143)
Citigroup	07/19/18	USD	4,571	INR	301,350	(182)
Citigroup	07/19/18	USD	4,589	JPY	498,710	(81)
Citigroup	07/19/18	EUR	4,990	JPY	648,587	30
Citigroup	07/19/18	USD	7,015	BRL	24,340	(702)
Citigroup	07/19/18	USD	7,534	RUB	470,078	(52)
Citigroup	07/19/18 - 08/16/18	USD	11,575	CAD	14,604	(467)
Citigroup	07/19/18	EUR	11,743	USD	14,145	416

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

						Unrealized
						Appreciation
			Currency to Deliver		Currency to Receive	(Depreciation)
Counterparty	Settlement Date		(Thousands)		(Thousands)	(Thousands)

Citigroup	07/19/18	EUR	790	USD	918	$(6)
Citigroup	07/19/18	USD	408	EUR	350	1
Citigroup	07/19/18 - 08/17/18	USD	19,237	EUR	16,175	(322)
Citigroup	07/19/18	CNH	29,200	USD	4,614	210
Citigroup	07/19/18	CNY	72,168	USD	11,428	542
Citigroup	07/19/18	JPY	341,537	EUR	2,690	57
Citigroup	07/19/18	JPY	660,949	USD	6,190	214
Citigroup	08/03/18	TWD	42,760	USD	1,406	(2)
Citigroup	10/03/18	USD	1,540	ARS	34,070	(456)
Deutsche Bank	11/15/18	PHP	231,620	USD	4,378	86
Goldman Sachs	08/06/18 - 09/10/18	JPY	935,000	USD	8,528	50

						$(526)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Credit Default Swaps

								Net Unrealized
							Upfront Payments/	Appreciation
	Buy/Sell	(Pays)/Receives	Payment		Notional Amount	Value	Receipts	(Depreciation)
Reference Entity/Obligation	Protection	Rate	Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)

CDSCDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	4,700	$(292)	$(335)	$43
CDSCDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(37,610)	567	694	(127)
CDX.NA.HY.30	Buy	5.00%	Quarterly	06/20/2023	9,920	(580)	(736)	156

						$(305)	$(377)	$72

Interest Rate Swaps

							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
		Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Fund Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)

2.95%	3-Month USD LIBOR	Quarterly	11/15/2043	USD	6,612	$52	$(43)	$95
1.50%	6-Month EUR - EURIBOR	Semi-Annual	08/23/2047	EUR	1,431	(14)	2	(16)
3-Month USD LIBOR	1-Day USD Fed Funds	Quarterly	09/19/2023	USD	83,468	47	–	47
3-Month USD LIBOR	2.25%	Semi-Annual	05/31/2022	USD	14,976	(353)	24	(377)
3-Month USD LIBOR	2.85%	Semi-Annual	08/31/2022	USD	41,950	(60)	(23)	(37)

						$(328)	$(40)	$(288)

Percentages are based on Net Assets of $2,154,558 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $252,970 ($ Thousands), representing 11.7% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $58,256 ($ Thousands).
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(F)	Unsettled bank loan. Interest rate may not be available.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $62,480 ($ Thousands).
(H)	Tri-Party Repurchase Agreement.
(I)	Refer to table below for details on Options Contracts.

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

DN— Discount Note

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$719,895	$–	$719,895
Corporate Obligations	–	645,750	–	645,750
U.S. Treasury Obligations	–	582,806	–	582,806
Asset-Backed Securities	–	188,348	–	188,348
Sovereign Debt	–	46,099	–	46,099
Loan Participations	–	30,116	–	30,116
Commercial Paper	–	24,617	–	24,617
Municipal Bonds	–	10,369	–	10,369
U.S. Government Agency Obligations	–	7,433	–	7,433
Preferred Stock	514	–	–	514
Affiliated Partnership	–	62,480	–	62,480
Cash Equivalent	95,048	–	–	95,048
Repurchase Agreement	–	40,000	–	40,000

Total Investments in Securities	$95,562	$2,357,913	$–	$2,453,475

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$706	$—	$—	$706
Purchased Swaption	(9)	—	—	(9)
Written Options	(521)	—	—	(521)
Written Swaption	5	—	—	5
Futures Contracts *
Unrealized Appreciation	2,648	—	—	2,648
Unrealized Depreciation	(2,485)	—	—	(2,485)
Forwards Contracts *
Unrealized Appreciation	—	2,004	—	2,004
Unrealized Depreciation	—	(2,530)	—	(2,530)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	199	—	199
Unrealized Depreciation	—	(127)	—	(127)
Interest Rate Swaps *
Unrealized Appreciation	—	142	—	142
Unrealized Depreciation	—	(430)	—	(430)

Total Other Financial Instruments	$344	$(742)	$—	$(398)

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Fixed Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

		Purchases at	Proceeds from	Realized Gain	Change in Unrealized	Value	Dividend
Security Description	Value 9/30/17	Cost	Sales	(Loss)	Appreciation	6/30/18	Income

SEI Liquidity Fund, L.P.	$ 137,563	$864,916	$ (940,004)	$ (1)	$ 6	$62,480	$265
SEI Daily Income Trust, Government Fund, Cl F	127,390	1,283,049	(1,315,391)	—	—	95,048	543

Totals	$ 264,953	$ 2,147,965	$ (2,255,395)	$ (1)	$ 6	$157,528	$808

As of June 30, 2018, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $37.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

	Corporate	Sovereign	Asset Backed	Corporate
REFERENCE ASSET	Debt	Debt	Securities	Debt	Total

Fair value of written credit derivatives	$-	$-	$-	$565,943	$565,943
Maximum potential amount of future payments	-	-	-	37,610,000	37,610,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$37,610,000	$-	$-	$37,610,000
> than 400	-	-	-	-	-	-

Total	-	-	$37,610,000	$-	$-	$37,610,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

42	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 34.0%

Agency Mortgage-Backed Obligations — 29.9%
FHLMC
10.000%, 03/17/2026	$19	$19
7.500%, 01/01/2032 to 02/01/2038	268	295
6.500%, 10/01/2031 to 09/01/2038	241	269
6.000%, 03/01/2020 to 09/01/2038	295	319
5.500%, 06/01/2020 to 08/01/2037	211	218
5.000%, 03/01/2034 to 06/01/2048	1,403	1,506
4.500%, 04/01/2035 to 06/01/2047	6,148	6,440
4.000%, 10/01/2029 to 06/01/2048	17,209	17,671
3.750%, 07/01/2048	664	679
3.500%, 09/01/2026 to 03/01/2048	39,456	39,412
3.000%, 03/01/2031 to 05/15/2048	15,584	15,110
1.806%, 07/18/2018 (A)	10	10
FHLMC ARM
2.805%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	585	583
2.425%, VAR ICE LIBOR USD 12 Month+1.649%, 05/01/2043	324	320
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	88	95
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	–	–
FHLMC CMO, Ser 2007-3281, Cl AI, IO
4.357%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	87	13
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	3	3
FHLMC CMO, Ser 2011-3804, Cl FN
2.523%, VAR LIBOR USD 1 Month+0.450%, 03/15/2039	14	14
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	70	70
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.877%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	402	58
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	650	61
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	879	84
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	409	66
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.177%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	332	42
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	228	209
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	496	47
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.492%, 02/15/2038 (B)	38	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.927%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	$131	$20
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.404%, 04/15/2041 (B)	132	6
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	342	352
FHLMC CMO, Ser 2016-353, Cl S1, IO
3.927%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	261	45
FHLMC CMO, Ser 2016-4576, Cl HN
3.500%, 08/15/2041	1,177	1,186
FHLMC CMO, Ser 2016-4639, Cl HZ
1.750%, 04/15/2053	1,589	1,443
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,678	1,725
FHLMC CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	1,297	1,264
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,392	1,438
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	926	974
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,154	4,045
FHLMC CMO, Ser 2018-4759, Cl E
3.500%, 09/15/2041	920	926
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	254	252
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,180	1,169
FHLMC CMO, Ser 2018-4782, Cl BA
4.500%, 11/15/2044	1,518	1,577
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	690	716
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	1,587	1,535
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	2,309	2,226
FHLMC CMO, Ser 2048-4802
3.000%, 06/15/2048	2,196	2,119
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/2027	360	360
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.076%, 08/25/2023 (B)	7,617	304
FHLMC Multifamily Structured Pass-Through Certificates, Ser KBAM, Cl A
2.701%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	2,440	2,449

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.361%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	$940	$942
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	167
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.497%, 09/25/2026 (B)	2,341	2,385
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	316
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.291%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	410	421
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.691%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	239	244
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.941%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	521	540
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M2
3.441%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2029	900	913
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.291%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	742	748
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
4.169%, 10/25/2037 (B)	143	145
FHLMC TBA
4.500%, 07/13/2036	5,925	6,165
4.000%, 07/15/2041	4,345	4,429
3.500%, 07/15/2041	5,700	5,670
3.000%, 07/15/2043	3,900	3,775
FNMA
7.500%, 10/01/2037 to 04/01/2039	193	224
7.000%, 04/01/2032 to 01/01/2039	114	128
6.500%, 05/01/2027 to 10/01/2038	232	256
6.000%, 10/01/2019 to 10/01/2040	892	974
5.612%, 10/09/2019 (A)	5,020	4,860
5.500%, 02/01/2021 to 02/01/2035	100	107
5.000%, 01/01/2020 to 08/01/2056	6,923	7,426
4.540%, 01/01/2020	437	447
4.500%, 04/01/2025 to 09/01/2057	5,902	6,185
4.410%, 05/01/2021	350	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.360%, 05/01/2021	$941	$973
4.350%, 04/01/2021	734	757
4.300%, 04/01/2021	231	239
4.250%, 04/01/2021	250	258
4.240%, 11/25/2017	279	41
4.200%, 04/01/2021	656	674
4.060%, 07/01/2021	971	997
4.000%, 01/01/2029 to 06/01/2057	67,752	69,508
3.750%, 08/01/2048	333	340
3.730%, 08/01/2048	666	679
3.590%, 12/01/2020	433	439
3.500%, 10/01/2026 to 03/01/2057	32,421	32,517
3.430%, 10/01/2020	877	885
3.410%, 10/01/2030	816	809
3.340%, 07/01/2030	600	590
3.290%, 10/01/2020 to 09/01/2032	988	973
3.260%, 10/01/2030	716	700
3.240%, 06/01/2029	955	931
3.230%, 11/01/2020	315	317
3.120%, 06/01/2035	850	794
3.110%, 02/01/2028	465	452
3.080%, 04/01/2030	499	480
3.040%, 04/01/2030	499	478
3.000%, 02/01/2032 to 07/01/2048	12,859	12,716
2.537%, 03/01/2023	2,607	2,564
2.500%, 10/01/2042	229	215
FNMA ACES, Ser 2014-M12, Cl FA
2.248%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	97	97
FNMA ACES, Ser 2017-M13, Cl A2
3.037%, 09/25/2027 (B)	495	476
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	234	226
FNMA ARM
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	808	810
3.132%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	771	776
3.027%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	638	635
2.946%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	507	506
2.942%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	646	646
2.731%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	257	255
2.677%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	499	497
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	–	–
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	47	50

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	$183	$190
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	226	249
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	143	29
FNMA CMO, Ser 2009-103, Cl MB
3.875%, 12/25/2039 (B)	74	79
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	434	389
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	13	13
FNMA CMO, Ser 2011-87, Cl SG, IO
4.459%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	329	32
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	46	4
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	482	39
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	506	54
FNMA CMO, Ser 2012-35, Cl SC, IO
4.409%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	115	19
FNMA CMO, Ser 2013-124, Cl SB, IO
3.859%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	203	34
FNMA CMO, Ser 2013-126, Cl CS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	534	68
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	263	244
FNMA CMO, Ser 2013-54, Cl BS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	124	22
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	631	65
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	144	15
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	400	404
FNMA CMO, Ser 2014-47, Cl AI, IO
1.444%, 08/25/2044 (B)	324	18
FNMA CMO, Ser 2015-18, Cl HE
4.000%, 09/25/2041	16	16
FNMA CMO, Ser 2015-56, Cl AS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	73	14
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,355	1,362
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	757	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-76, Cl SB, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	$880	$149
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	784	769
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,350	1,337
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	287	285
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	301	298
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	4,593	4,590
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	2,311	2,225
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	2,197	2,119
FNMA CMO, Ser 2018-44, Cl PA
3.500%, 06/25/2044	1,611	1,618
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	4,764	4,620
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	4,720	4,572
FNMA TBA
5.000%, 09/01/2037 to 07/15/2038	4,500	4,758
4.500%, 08/01/2033 to 07/01/2037	36,885	38,354
4.000%, 07/13/2039 to 08/13/2039	22,765	23,188
3.500%, 07/25/2026 to 07/01/2041	9,345	9,373
3.000%, 07/01/2026 to 07/01/2042	9,445	9,255
FNMA, Ser 2014-M8, Cl X2, IO
0.505%, 06/25/2024 (B)	8,419	165
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	527
FNMA, Ser M15, Cl ATS2
3.196%, 11/25/2027 (B)	30	29
FNMA, Ser M2, Cl A2
2.999%, 01/25/2028 (B)	500	478
GNMA
7.500%, 10/15/2037	38	44
7.000%, 09/15/2031	35	40
6.500%, 12/15/2035	315	354
6.000%, 09/20/2038	65	71
5.000%, 12/20/2039 to 07/20/2048	21,341	22,449
4.500%, 05/20/2045 to 06/20/2048	8,158	8,503
4.000%, 08/20/2047 to 04/20/2048	4,759	4,890
3.500%, 04/20/2046 to 01/20/2048	16,735	16,829
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2034	246	256
3.000%, 02/20/2045 to 11/20/2047	20,685	20,290

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2007-51, Cl SG, IO
4.496%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	$83	$11
GNMA CMO, Ser 2007-78, Cl SA, IO
4.445%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	689	79
GNMA CMO, Ser 2009-66, Cl XS, IO
4.715%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	760	89
GNMA CMO, Ser 2010-4, Cl NS, IO
4.305%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	1,328	206
GNMA CMO, Ser 2010-H11, Cl FA
2.976%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	496	505
GNMA CMO, Ser 2011-H08, Cl FD
2.417%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	326	327
GNMA CMO, Ser 2012-141, Cl WA
4.527%, 11/16/2041 (B)	220	233
GNMA CMO, Ser 2012-34, Cl SA, IO
3.966%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	133	18
GNMA CMO, Ser 2012-43, Cl SN, IO
4.515%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	78	16
GNMA CMO, Ser 2012-H25, Cl FA
2.617%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	372	373
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.754%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	663	37
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	546	96
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.516%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	193	25
GNMA CMO, Ser 2014-5, Cl SP, IO
4.065%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	428	46
GNMA CMO, Ser 2014-H10, Cl TA
2.517%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	648	654
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	70	14
GNMA CMO, Ser 2015-H10, Cl FC
2.397%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	400	402
GNMA CMO, Ser 2015-H18, Cl FA
2.367%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	292	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H20, Cl FA
2.387%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	$289	$290
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.367%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	196	24
GNMA TBA
5.000%, 08/01/2033 to 07/01/2039	8,000	8,397
4.500%, 07/15/2039 to 09/15/2039	35,800	37,179
4.000%, 07/01/2039	11,675	11,966
3.500%, 07/15/2041	3,120	3,132
3.000%, 07/15/2042	8,945	8,751
GNMA, Ser 2012-112, Cl IO, IO
0.277%, 02/16/2053 (B)	983	21
GNMA, Ser 2012-27, Cl IO, IO
0.965%, 04/16/2053 (B)	1,373	43
GNMA, Ser 2013-145, Cl IO, IO
1.069%, 09/16/2044 (B)	1,173	63
GNMA, Ser 2013-96, Cl IO, IO
0.524%, 10/16/2054 (B)	1,919	56
GNMA, Ser 2014-47, Cl IA, IO
0.359%, 02/16/2048 (B)	292	7
GNMA, Ser 2014-50, Cl IO, IO
0.847%, 09/16/2055 (B)	708	39
GNMA, Ser 2014-92, Cl IX, IO
0.687%, 05/16/2054 (B)	6,761	223
GNMA, Ser 2015-5, Cl IK, IO
0.699%, 11/16/2054 (B)	6,283	263

		553,292

Non-Agency Mortgage-Backed Obligations — 4.1%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 03/13/2031 (C)	16	16
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.467%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	349	355
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	915
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (B)	19	19
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.374%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	1,020	1,018
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	590
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	147
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	60	62

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.833%, 05/25/2034 (B)	$14	$14
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2035	100	100
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.731%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	69	69
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.759%, 10/25/2033 (B)	410	414
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.518%, 06/11/2041 (B)(C)	22	–
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	186	186
Benchmark Mortgage Trust, Ser 2018-B4, Cl A5
4.121%, 07/15/2051	251	259
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	537	512
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	115	112
CD Commercial Mortgage Trust, Ser 2016-CD2, Cl A4
3.526%, 11/10/2049 (B)	290	287
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	310	309
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	253	251
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	617	610
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	180	177
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	332	321
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	328	321
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	332	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	$241	$242
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	177	174
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	264	261
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	199	196
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.260%, 02/25/2037 (B)	28	29
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.779%, 02/25/2037 (B)	19	19
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.254%, 07/25/2037 (B)	35	35
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
3.003%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	180	180
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	140
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	154	151
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	290	293
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	840	823
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/2050	330	324
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (B)	21	21
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	14	14
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	412	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.784%, 12/11/2049 (B)(C)	150	1

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.073%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	$1,050	$1,054
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.817%, 08/15/2045 (B)	621	34
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	42	41
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	79
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	215	223
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	63	63
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	27	27
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	161	164
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	30	31
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	269	277
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	30	31
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.247%, 10/10/2046 (B)	30	30
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.050%, 11/10/2046 (B)	3,870	115
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	293
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	93	93
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.312%, 07/15/2047 (B)	3,486	144
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.507%, 03/10/2047 (B)	2,179	106
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	90	92
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	352	352
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	104
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	482	483
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	372	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.333%, 02/10/2048 (B)	$6,192	$375
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	310	305
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	254	246
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	362
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.793%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	904	904
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	400
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	447	462
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	264	258
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	576
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	505	501
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	50	51
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	54	57
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.906%, 10/25/2033 (B)	307	306
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048	349	350
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	882	889
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	90	90
CSAIL Commercial Mortgage Trust, Ser 2018-CX11
4.033%, 04/15/2051	863	878
CSMC, Ser 2009-2R, Cl 1A16
3.988%, 09/26/2034 (B)(C)	568	572
CSMC, Ser 2009-2R, Cl 1A14
3.988%, 09/26/2034 (B)(C)	503	508
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (B)(C)	770	784

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2014-7R, Cl 8A1
3.404%, 07/27/2037 (B)(C)	$473	$472
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	599	595
CSMC, Ser 2016-BDWN, Cl B
6.573%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (C)	370	372
CSMC, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)	3,500	3,415
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	150	146
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	103
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	889	875
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.741%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	245	249
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	1,453	1,432
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	98	98
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,307
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.084%, 11/10/2039 (B)(C)	307	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	35	34
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	485	485
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	90	96
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	228	232
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	316	314
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	185	174
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	268

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	$960	$960
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.405%, 10/25/2033 (B)	73	75
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	26	27
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	10	11
Homestar Mortgage Acceptance, Ser 2004- 5, Cl A1
2.991%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	66	66
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.441%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	29	28
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	738	782
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	239	239
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.253%, 11/15/2045 (B)	60	62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.044%, 01/15/2047 (B)	30	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	578	586
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.710%, 09/15/2047 (B)	120	116
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	289	291
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	389	381
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	225
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,434	1,383
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (B)	510	507

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	$100	$99
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (B)	740	735
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	307	317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.387%, 06/12/2043 (B)	1,278	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.228%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	37	37
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	566	575
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	63	63
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.585%, 08/15/2046 (B)(C)	296	310
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	419	421
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl C
5.214%, 06/15/2045 (B)	540	548
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	249	249
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	214
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,533
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	309	313
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	292	282
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	324	317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	840	790

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	$733	$732
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	282	277
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.625%, 11/25/2033 (B)	50	51
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.165%, 08/25/2034 (B)	95	96
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.972%, 05/25/2045 (B)(C)	234	233
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.611%, 12/25/2046 (B)(C)	366	360
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.173%, 10/26/2048 (B)(C)	3,453	3,407
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	1,811	1,781
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	710	703
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	2,377	2,328
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.393%, 02/15/2041 (B)(C)	326	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	510	505
Madison Avenue Trust, Ser 2013-650M, Cl A
3.843%, 10/12/2032 (C)	245	249
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	7	5
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.388%, 07/25/2033 (B)	19	19
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (B)	11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.710%, 12/12/2049 (B)(C)	64	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	389
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	3	3
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	79

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	$572	$571
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	83	84
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	170	169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%, 12/15/2049	290	289
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.529%, 02/12/2044 (B)(C)	100	–
Morgan Stanley Capital I Trust, Ser 2013- WLSR, Cl A
2.695%, 01/11/2032 (C)	460	456
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (C)	250	251
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (C)	440	439
Morgan Stanley Capital I Trust, Ser 2015- 420, Cl A
3.727%, 10/12/2050 (C)	440	440
Morgan Stanley Capital I Trust, Ser 2015- UBS8, Cl A3
3.540%, 12/15/2048	245	243
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.235%, 11/15/2049 (B)	3,461	220
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	309	302
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	210	201
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	175	172
Morgan Stanley Capital I Trust, Ser 2017- ASHF, Cl A
2.923%, VAR LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	40	40
Morgan Stanley Capital I, Ser 2018-H3, Cl A5
4.177%, 07/15/2051	502	490
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	250	244
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	267	266

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	$1,666	$1,680
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	100	100
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	115	116
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	7	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	24	25
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/2032 (B)(C)	280	284
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.914%, 12/25/2034 (B)	233	234
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.023%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	330
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	369
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.750%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	320	320
STRU
3.000%, 07/01/2048	1,913	1,842
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	31	31
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.771%, 07/25/2033 (B)	94	95
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-37A, Cl 2A
3.688%, 12/25/2033 (B)	25	25
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	92	94
UBS Commercial Mortgage Trust, Ser 2017- C3, Cl AS
3.739%, 08/15/2050 (B)	330	327
UBS Commercial Mortgage Trust, Ser 2017- C7, Cl A4
3.679%, 12/15/2050	196	194
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	250	259

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051	$496	$508
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	402	404
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	485	478
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	705	713
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.459%, 10/25/2033 (B)	66	66
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.292%, 08/25/2033 (B)	32	32
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.368%, 09/25/2033 (B)	58	60
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
11.712%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	7	8
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	127	130
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.952%, 06/25/2034 (B)	41	41
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	116	125
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.871%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	518	542
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/2048 (B)	330	316
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	506
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.491%, 11/15/2059 (B)	5,706	459
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.149%, 12/25/2034 (B)	41	42
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
4.422%, 06/25/2034 (B)	97	99

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.748%, 07/25/2034 (B)	$64	$65
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.909%, 06/25/2035 (B)	48	49
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.673%, 03/26/2035 (B)(C)	390	406
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.580%, 06/15/2045 (B)(C)	341	15
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.352%, 05/15/2045 (B)(C)	935	45
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.055%, 01/15/2024	2,944	124
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	300

		75,582

Total Mortgage-Backed Securities (Cost $635,533) ($ Thousands)		628,874

U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bills
2.056%, 11/15/2018 (A)	4,850	4,813
1.989%, 10/25/2018 (A)	4,236	4,210
1.961%, 10/18/2018 (A)	3,691	3,670
1.895%, 09/13/2018 (A)	538	536
1.870%, 08/23/2018 (A)	2,980	2,972
U.S. Treasury Bonds
4.280%, 02/15/2045 (A)	2,155	978
3.750%, 11/15/2043	9,880	11,232
3.152%, 02/15/2046 (A)	420	185
3.125%, 05/15/2048	35,020	35,993
3.000%, 05/15/2045	815	818
3.000%, 11/15/2045	810	813
3.000%, 02/15/2047	10,083	10,119
3.000%, 05/15/2047	9,350	9,377
3.000%, 02/15/2048	4,958	4,975
2.875%, 08/15/2045	8,745	8,570
2.875%, 11/15/2046	5,932	5,808
2.750%, 08/15/2047	4,402	4,201
2.750%, 11/15/2047	14,487	13,824
2.500%, 02/15/2045	16,785	15,304
2.500%, 02/15/2046	25,930	23,575
2.500%, 05/15/2046	9,680	8,796
2.000%, 02/15/2025	41,215	39,198

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/2048	$1,240	$1,281
0.750%, 02/15/2042	244	238
0.625%, 02/15/2043	1,493	1,413
0.375%, 07/15/2027	2	2
U.S. Treasury Notes
2.875%, 04/30/2025	1,247	1,252
2.875%, 05/31/2025	172	173
2.875%, 05/15/2028	20,349	20,390
2.750%, 04/30/2023	33,930	33,963
2.750%, 05/31/2023	980	981
2.750%, 06/30/2025	3,485	3,470
2.750%, 02/15/2028	19,596	19,428
2.625%, 05/15/2021	1,255	1,255
2.625%, 06/15/2021	5,761	5,762
2.625%, 06/30/2023	48,058	47,823
2.625%, 03/31/2025	1,804	1,783
2.500%, 05/31/2020	14,565	14,558
2.500%, 03/31/2023	440	436
2.375%, 04/30/2020	3,005	2,997
2.375%, 03/15/2021	2,108	2,095
2.375%, 04/15/2021	1,446	1,437
2.375%, 01/31/2023	1,407	1,386
2.250%, 02/15/2021	1	1
2.250%, 10/31/2024	9,490	9,186
2.250%, 12/31/2024	47	46
2.250%, 02/15/2027	4,249	4,055
2.250%, 08/15/2027	8,194	7,799
2.250%, 11/15/2027	3,100	2,947
2.125%, 08/31/2020	2,340	2,319
2.125%, 08/15/2021	945	930
2.125%, 12/31/2022	15,910	15,510
2.000%, 01/31/2020	472	468
2.000%, 08/31/2021	11,815	11,585
2.000%, 10/31/2021	2,942	2,880
2.000%, 12/31/2021	9,794	9,577
2.000%, 10/31/2022	3,958	3,843
2.000%, 11/30/2022	591	574
2.000%, 11/15/2026	7,641	7,161
1.875%, 12/31/2019	183	181
1.875%, 12/15/2020	4,737	4,657
1.875%, 01/31/2022	8,434	8,205
1.875%, 03/31/2022	3,824	3,714
1.875%, 04/30/2022	2,226	2,160
1.875%, 07/31/2022	14,540	14,076
1.750%, 11/15/2020	704	691
1.625%, 03/15/2020	4,204	4,142
1.625%, 10/15/2020	2,989	2,926
1.625%, 08/31/2022	2,761	2,644
1.500%, 02/28/2019	24,400	24,281
1.500%, 07/15/2020	1,787	1,750
1.500%, 08/15/2020	1,758	1,720

Description	Face Amount (Thousands)	Market Value ($Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 08/15/2026	$18,413	$16,629
1.375%, 09/30/2019	4,505	4,446
1.375%, 02/15/2020	1,712	1,681
1.375%, 08/31/2020	11,309	11,028
1.375%, 09/30/2020	2,571	2,504
1.375%, 05/31/2021	6,890	6,649
1.125%, 02/28/2021	3,000	2,887
1.125%, 07/31/2021	3,894	3,721
1.125%, 08/31/2021	11,075	10,566

Total U.S. Treasury Obligations (Cost $586,267) ($ Thousands)		582,229

CORPORATE OBLIGATIONS — 28.0%

Consumer Discretionary — 1.8%
21st Century Fox America
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	25
6.650%, 11/15/2037	55	68
6.150%, 03/01/2037	20	24
6.150%, 02/15/2041	15	18
Amazon.com
4.950%, 12/05/2044	140	155
4.050%, 08/22/2047	140	137
3.875%, 08/22/2037	110	108
3.150%, 08/22/2027	300	287
2.800%, 08/22/2024 (D)	1,220	1,176
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	503
AutoZone
3.750%, 06/01/2027	505	486
BMW US Capital
3.100%, 04/12/2021 (C)	420	417
2.150%, 04/06/2020 (C)	635	625
1.850%, 09/15/2021 (C)	40	38
CBS
3.700%, 06/01/2028 (C)	300	280
2.500%, 02/15/2023	345	324
Charter Communications Operating
6.484%, 10/23/2045	250	264
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	609	590
5.375%, 04/01/2038	195	184
5.375%, 05/01/2047 (D)	294	267
4.908%, 07/23/2025	110	111
4.500%, 02/01/2024	500	500
4.464%, 07/23/2022	250	253
4.200%, 03/15/2028	902	844
3.750%, 02/15/2028 (D)	1,035	937
3.579%, 07/23/2020	190	190

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast
7.050%, 03/15/2033	$90	$112
4.400%, 08/15/2035	1,455	1,416
4.200%, 08/15/2034	20	19
4.000%, 03/01/2048 (D)	232	204
3.900%, 03/01/2038	270	245
3.550%, 05/01/2028	812	775
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	221
Comcast Cable Holdings
10.125%, 04/15/2022	45	55
Daimler Finance North America
3.350%, 05/04/2021 (C)	760	757
2.375%, 08/01/2018 (C)	990	990
2.300%, 01/06/2020 (C)	690	681
Discovery Communications
4.875%, 04/01/2043	270	250
3.950%, 03/20/2028	252	239
Dollar General
4.125%, 05/01/2028	579	568
Dollar Tree
4.200%, 05/15/2028	25	24
ERAC USA Finance
4.500%, 02/15/2045 (C)	110	104
Ford Motor
5.291%, 12/08/2046 (D)	775	718
Ford Motor Credit
8.125%, 01/15/2020	225	241
5.875%, 08/02/2021	350	371
4.140%, 02/15/2023 (D)	889	889
3.815%, 11/02/2027 (D)	706	655
3.810%, 01/09/2024	335	325
3.200%, 01/15/2021	200	198
2.597%, 11/04/2019	700	694
2.551%, 10/05/2018	750	750
2.375%, 03/12/2019	200	199
General Motors
6.250%, 10/02/2043	160	166
5.400%, 04/01/2048 (D)	256	243
5.150%, 04/01/2038	500	476
4.875%, 10/02/2023 (D)	315	324
3.163%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	1,003
General Motors Financial
4.350%, 01/17/2027	40	39
4.150%, 06/19/2023	583	583
3.450%, 04/10/2022	30	30
3.200%, 07/13/2020	118	117
2.450%, 11/06/2020	80	78
Home Depot
4.250%, 04/01/2046	48	48
3.750%, 02/15/2024	66	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyundai Capital America MTN
2.400%, 10/30/2018 (C)	$38	$38
McDonald’s MTN
4.875%, 12/09/2045	260	273
4.450%, 03/01/2047	36	36
3.800%, 04/01/2028	1,300	1,296
3.700%, 01/30/2026	140	139
3.500%, 03/01/2027	120	117
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	200	198
NBCUniversal Media
5.950%, 04/01/2041	50	56
Newell Brands
4.200%, 04/01/2026	120	116
3.850%, 04/01/2023	130	128
3.150%, 04/01/2021	140	139
2.600%, 03/29/2019	1,250	1,245
QVC
5.950%, 03/15/2043	10	9
Time Warner
5.375%, 10/15/2041	302	296
Time Warner Cable
8.250%, 04/01/2019	200	207
7.300%, 07/01/2038	110	125
6.750%, 07/01/2018	540	540
6.550%, 05/01/2037	245	260
5.875%, 11/15/2040	130	127
5.500%, 09/01/2041	44	41
5.000%, 02/01/2020	320	327
TJX
2.250%, 09/15/2026	120	107
Toyota Motor Credit MTN
2.950%, 04/13/2021	860	855
2.600%, 01/11/2022	720	705
2.100%, 01/17/2019	174	174
Viacom
4.250%, 09/01/2023	30	30
3.875%, 04/01/2024	30	29
Warner Media
4.850%, 07/15/2045	325	296
3.800%, 02/15/2027	1,440	1,360
3.550%, 06/01/2024	385	371
		33,349
Consumer Staples — 2.8%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	650	616
Altria Group
4.750%, 05/05/2021	180	187
2.850%, 08/09/2022	190	186
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,294	1,331

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund(Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.650%, 02/01/2026	$690	$675
3.300%, 02/01/2023	645	640
2.650%, 02/01/2021	150	148
Anheuser-Busch InBev Worldwide
4.750%, 04/15/2058 (D)	375	366
4.600%, 04/15/2048	700	690
4.000%, 04/13/2028 (D)	730	728
3.750%, 07/15/2042	230	202
2.500%, 07/15/2022	300	290
BAT Capital
4.540%, 08/15/2047 (C)(D)	607	567
3.557%, 08/15/2027 (C)	830	772
3.222%, 08/15/2024 (C)	473	448
2.764%, 08/15/2022 (C)(D)	1,205	1,155
2.297%, 08/14/2020 (C)(D)	358	350
Campbell Soup
3.300%, 03/15/2021	625	622
Church & Dwight
3.950%, 08/01/2047	180	162
3.150%, 08/01/2027	297	276
2.450%, 08/01/2022	180	172
Coca-Cola Femsa
2.375%, 11/26/2018	324	324
Constellation Brands
3.600%, 02/15/2028	545	515
3.200%, 02/15/2023	509	495
Costco Wholesale
3.000%, 05/18/2027	808	771
2.750%, 05/18/2024	522	506
2.250%, 02/15/2022	56	54
CVS Health
5.125%, 07/20/2045	475	481
5.050%, 03/25/2048	1,650	1,679
4.780%, 03/25/2038	1,233	1,213
4.300%, 03/25/2028	1,882	1,857
4.100%, 03/25/2025	791	787
3.875%, 07/20/2025	249	241
3.700%, 03/09/2023	200	199
3.500%, 07/20/2022	85	84
2.750%, 12/01/2022	510	489
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	81	87
Danone
2.947%, 11/02/2026 (C)	220	202
2.589%, 11/02/2023 (C)	330	311
2.077%, 11/02/2021 (C)	230	220
Diageo Investment
2.875%, 05/11/2022	580	571
General Mills
4.700%, 04/17/2048 (D)	277	265
4.550%, 04/17/2038	323	308
4.200%, 04/17/2028 (D)	760	742

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 10/17/2023 (D)	$990	$980
Kraft Heinz Foods
6.875%, 01/26/2039	49	58
6.500%, 02/09/2040	140	158
6.125%, 08/23/2018	225	226
5.375%, 02/10/2020	16	16
5.200%, 07/15/2045	450	438
5.000%, 07/15/2035	70	69
5.000%, 06/04/2042	65	62
4.625%, 01/30/2029	1,245	1,233
4.375%, 06/01/2046 (D)	1,266	1,095
4.000%, 06/15/2023	1,029	1,026
3.950%, 07/15/2025 (D)	360	350
3.500%, 06/06/2022	500	495
3.500%, 07/15/2022	715	707
3.000%, 06/01/2026	190	171
2.800%, 07/02/2020	707	702
Maple Escrow Subsidiary
4.417%, 05/25/2025 (C)	445	447
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (C)	2,105	2,008
1.625%, 10/28/2019 (C)	1,395	1,371
PepsiCo
4.250%, 10/22/2044	100	102
4.000%, 03/05/2042	50	49
3.100%, 07/17/2022	59	59
3.000%, 08/25/2021	31	31
Pernod Ricard
4.450%, 01/15/2022 (C)	370	381
Philip Morris International
4.500%, 03/20/2042	70	69
2.500%, 08/22/2022	250	241
2.500%, 11/02/2022	290	278
2.000%, 02/21/2020	1,040	1,023
1.875%, 11/01/2019	1,060	1,046
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,430	1,351
Reynolds American
8.125%, 06/23/2019	770	807
5.850%, 08/15/2045	557	608
3.250%, 06/12/2020	54	54
Sysco
3.550%, 03/15/2025	780	764
Tyson Foods
2.650%, 08/15/2019	1,100	1,096
Walgreens Boots Alliance
4.800%, 11/18/2044	630	593
3.450%, 06/01/2026	445	415
3.300%, 11/18/2021	647	643
Walmart
4.050%, 06/29/2048	1,161	1,169

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 06/28/2038	$544	$545
3.700%, 06/26/2028	1,502	1,515
3.550%, 06/26/2025	1,595	1,605
3.400%, 06/26/2023 (D)	1,352	1,362
3.300%, 04/22/2024 (D)	60	60
3.125%, 06/23/2021	1,419	1,426
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	190	190
2.400%, 10/21/2018 (C)	40	40
		52,118
Energy — 2.7%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	74
Anadarko Petroleum
6.600%, 03/15/2046	310	373
6.450%, 09/15/2036	110	127
4.850%, 03/15/2021	265	273
4.500%, 07/15/2044	125	116
3.450%, 07/15/2024 (D)	382	367
Andeavor Logistics
5.200%, 12/01/2047 (D)	370	357
3.500%, 12/01/2022	273	267
Apache
5.100%, 09/01/2040	120	118
4.750%, 04/15/2043	300	285
4.250%, 01/15/2044	230	204
3.250%, 04/15/2022	109	107
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	584
BP Capital Markets PLC
3.994%, 09/26/2023	95	97
3.535%, 11/04/2024	40	40
3.506%, 03/17/2025	50	49
3.245%, 05/06/2022	90	90
3.216%, 11/28/2023	1,455	1,427
3.119%, 05/04/2026	130	124
Canadian Natural Resources
6.450%, 06/30/2033	50	59
3.850%, 06/01/2027 (D)	195	190
Cenovus Energy
5.400%, 06/15/2047 (D)	141	138
Chevron
3.191%, 06/24/2023	22	22
2.954%, 05/16/2026	380	365
2.895%, 03/03/2024	1,280	1,245
2.355%, 12/05/2022	15	14
Cimarex Energy
4.375%, 06/01/2024	823	830
3.900%, 05/15/2027 (D)	232	223
CNOOC Finance 2015 USA
4.375%, 05/02/2028	360	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNOOC Nexen Finance
4.250%, 04/30/2024	$200	$202
3.500%, 05/05/2025	840	810
Concho Resources
4.875%, 10/01/2047	110	111
4.300%, 08/15/2028	626	628
3.750%, 10/01/2027	412	396
Conoco Funding
7.250%, 10/15/2031	130	166
ConocoPhillips
4.150%, 11/15/2034	118	118
Continental Resources
4.900%, 06/01/2044	245	240
3.800%, 06/01/2024	100	97
Devon Energy
5.850%, 12/15/2025	450	495
5.600%, 07/15/2041	110	119
5.000%, 06/15/2045	190	193
4.750%, 05/15/2042	17	17
3.250%, 05/15/2022	137	135
Ecopetrol
5.875%, 05/28/2045	1,190	1,129
4.125%, 01/16/2025	203	197
Enbridge
2.900%, 07/15/2022 (D)	561	545
Enbridge Energy Partners
7.375%, 10/15/2045	130	165
5.875%, 10/15/2025 (D)	200	218
Encana
6.625%, 08/15/2037	220	260
6.500%, 02/01/2038 (D)	365	429
Energy Transfer Partners
8.250%, 11/15/2029	675	814
6.125%, 12/15/2045	409	409
6.000%, 06/15/2048	464	464
5.800%, 06/15/2038	116	115
5.150%, 03/15/2045	14	12
Enterprise Products Operating
5.700%, 02/15/2042	40	44
5.100%, 02/15/2045	165	170
4.900%, 05/15/2046	50	50
4.850%, 03/15/2044	118	118
4.250%, 02/15/2048	483	449
EOG Resources
4.150%, 01/15/2026	90	92
Equinor
3.700%, 03/01/2024	210	212
Exxon Mobil
4.114%, 03/01/2046	160	163
3.043%, 03/01/2026	200	194
2.397%, 03/06/2022	100	98

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Florida Gas Transmission
7.900%, 05/15/2019 (C)	$350	$364
Halliburton
3.800%, 11/15/2025	190	188
3.500%, 08/01/2023	50	50
Hess
5.600%, 02/15/2041	94	94
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	324
5.375%, 04/24/2030 (C)	560	561
Kerr-McGee
7.875%, 09/15/2031	100	127
6.950%, 07/01/2024	298	338
Kinder Morgan
5.300%, 12/01/2034	500	495
5.200%, 03/01/2048	415	401
5.000%, 02/15/2021 (C)(D)	721	746
4.300%, 06/01/2025	1,020	1,018
4.300%, 03/01/2028	440	427
3.150%, 01/15/2023	555	536
Kinder Morgan Energy Partners
5.500%, 03/01/2044	195	193
5.400%, 09/01/2044 (D)	250	242
3.500%, 03/01/2021	70	70
Marathon Petroleum
5.000%, 09/15/2054	163	150
4.750%, 09/15/2044	95	91
MPLX
4.700%, 04/15/2048	350	324
4.500%, 04/15/2038	200	185
4.000%, 03/15/2028	310	295
Noble Energy
5.250%, 11/15/2043	80	81
5.050%, 11/15/2044 (D)	29	29
4.950%, 08/15/2047	90	90
4.150%, 12/15/2021	230	234
3.900%, 11/15/2024 (D)	150	148
3.850%, 01/15/2028	170	163
Occidental Petroleum
4.625%, 06/15/2045	130	136
4.400%, 04/15/2046	50	51
4.200%, 03/15/2048 (D)	345	344
4.100%, 02/15/2047	160	156
3.500%, 06/15/2025	45	45
3.000%, 02/15/2027	120	113
2.700%, 02/15/2023	129	125
Pertamina Persero
6.000%, 05/03/2042 (C)	300	298
Petrobras Global Finance BV
6.850%, 06/05/2115	200	168
6.250%, 03/17/2024	310	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petro-Canada
6.800%, 05/15/2038	$380	$484
Petrofac
3.400%, 10/10/2018 (C)	250	248
Petroleos del Peru
4.750%, 06/19/2032 (C)	1,220	1,168
Petroleos Mexicanos
6.625%, 06/15/2035	40	39
6.500%, 03/13/2027	390	400
6.375%, 01/23/2045	500	460
6.350%, 02/12/2048 (C)	230	208
5.625%, 01/23/2046	480	405
5.500%, 06/27/2044	30	25
5.350%, 02/12/2028 (C)	585	554
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	499	487
2.378%, 04/15/2025	249	243
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	126
6.750%, 09/21/2047	270	255
Phillips 66
5.875%, 05/01/2042	35	41
Plains All American Pipeline
4.650%, 10/15/2025	700	698
Ruby Pipeline
6.000%, 04/01/2022 (C)	670	701
Sabine Pass Liquefaction
5.625%, 03/01/2025	500	532
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	944	915
Schlumberger Holdings
4.000%, 12/21/2025 (C)	1,055	1,051
3.000%, 12/21/2020 (C)	1,000	994
Schlumberger Investment
3.650%, 12/01/2023	61	62
3.300%, 09/14/2021 (C)	47	47
Shell International Finance
4.550%, 08/12/2043	80	84
4.375%, 03/25/2020	140	144
4.375%, 05/11/2045	515	528
4.125%, 05/11/2035	841	853
4.000%, 05/10/2046	160	155
3.400%, 08/12/2023	930	931
2.875%, 05/10/2026	200	190
2.125%, 05/11/2020	56	55
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	380	387
Spectra Energy Partners
5.950%, 09/25/2043	30	33
3.500%, 03/15/2025	400	381
Suncor Energy
3.600%, 12/01/2024	340	336

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	$743	$683
TC PipeLines
3.900%, 05/25/2027	1,100	1,034
Total Capital International
2.875%, 02/17/2022	815	807
TransCanada PipeLines
4.750%, 05/15/2038	209	209
4.625%, 03/01/2034	970	969
4.250%, 05/15/2028 (D)	510	512
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	480	582
Valero Energy
4.900%, 03/15/2045 (D)	137	139
Western Gas Partners
5.450%, 04/01/2044 (D)	105	99
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	675	620
4.650%, 07/01/2026	40	39
4.000%, 07/01/2022	35	35
Williams
7.875%, 09/01/2021	260	289
Williams Partners
5.250%, 03/15/2020	90	92
4.850%, 03/01/2048	275	262
4.500%, 11/15/2023	45	46
3.750%, 06/15/2027 (D)	737	696
3.600%, 03/15/2022	600	597
		50,296
Financials — 9.3%
American Express
3.400%, 02/27/2023 (D)	1,180	1,166
2.500%, 08/01/2022	995	954
American Express Credit MTN
2.375%, 05/26/2020	254	250
2.250%, 08/15/2019	1,135	1,128
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
6.250%, 05/01/2036	212	242
4.125%, 02/15/2024	107	107
3.900%, 04/01/2026	615	595
3.875%, 01/15/2035	30	27
Aon
6.250%, 09/30/2040	19	23
3.500%, 06/14/2024	65	63
Banco Santander
4.379%, 04/12/2028	1,000	956
3.848%, 04/12/2023	200	195
3.800%, 02/23/2028	600	548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.459%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	$200	$200
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	400	360
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	400	377
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	229	220
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	708	687
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,965	1,930
Bank of America MTN
5.000%, 01/21/2044	240	254
4.450%, 03/03/2026	664	665
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	510	495
4.200%, 08/26/2024	700	704
4.125%, 01/22/2024	290	295
4.100%, 07/24/2023	340	346
4.000%, 04/01/2024	887	895
4.000%, 01/22/2025	683	674
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	511
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	1,985	1,914
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,726	1,648
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	330	327
3.500%, 04/19/2026	720	696
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	775	775
3.300%, 01/11/2023	2,494	2,457
3.248%, 10/21/2027	695	648
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,215	1,157
2.600%, 01/15/2019	24	24
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	1,180	1,157
2.250%, 04/21/2020	100	99
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
Bank of New York Mellon
3.550%, 09/23/2021	34	34
3.400%, 05/15/2024	1,175	1,164
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	41
3.500%, 04/28/2023 (D)	–	–
3.300%, 08/23/2029	117	109
3.250%, 09/11/2024	100	98

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 04/15/2021 (D)	$327	$321
2.300%, 09/11/2019	500	497
2.200%, 03/04/2019	425	424
Bank of Nova Scotia
3.125%, 04/20/2021	1,180	1,174
1.850%, 04/14/2020	160	157
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (C)	200	204
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	260	258
BB&T
5.250%, 11/01/2019	200	205
Berkshire Hathaway
3.750%, 08/15/2021	500	514
3.400%, 01/31/2022	65	66
BNP Paribas
3.375%, 01/09/2025 (C)(D)	430	406
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Year Curr+1.483%, 03/01/2033 (C)	270	253
3.500%, 03/01/2023 (C)	1,095	1,068
2.700%, 08/20/2018	380	380
BPCE
5.150%, 07/21/2024 (C)	200	203
Brighthouse Financial
3.700%, 06/22/2027 (D)	465	413
Capital One
2.650%, 08/08/2022	425	408
Capital One Financial
4.250%, 04/30/2025	822	819
3.200%, 01/30/2023 (D)	330	320
2.400%, 10/30/2020 (D)	450	439
Chubb INA Holdings
3.350%, 05/03/2026	30	29
3.150%, 03/15/2025	74	72
2.875%, 11/03/2022	39	38
2.300%, 11/03/2020	50	49
Citibank
3.050%, 05/01/2020	2,585	2,584
2.100%, 06/12/2020	2,110	2,067
Citigroup
8.500%, 05/22/2019	460	482
8.125%, 07/15/2039	370	520
5.500%, 09/13/2025	200	212
5.300%, 05/06/2044	47	48
4.750%, 05/18/2046	30	29
4.650%, 07/30/2045	336	334
4.500%, 01/14/2022	380	390
4.450%, 09/29/2027	1,480	1,456
4.400%, 06/10/2025	270	269
4.300%, 11/20/2026	60	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 07/25/2028 (D)	$435	$417
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	234	230
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	1,760	1,770
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	69	67
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	169	154
3.700%, 01/12/2026	595	577
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,000	951
3.500%, 05/15/2023	130	127
3.400%, 05/01/2026	260	246
3.300%, 04/27/2025	120	115
3.200%, 10/21/2026	1,152	1,071
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	877	859
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	233	225
2.150%, 07/30/2018	71	71
2.050%, 12/07/2018	1,000	998
CME Group
3.000%, 03/15/2025	51	49
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (C)	290	270
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	534
4.375%, 08/04/2025	1,250	1,226
3.125%, 04/26/2021 (D)	1,000	996
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	190	195
3.875%, 02/08/2022	30	30
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	170	177
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (C)	250	228
3.750%, 04/24/2023 (C)	735	720
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	585	585
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,263
Danske Bank
3.875%, 09/12/2023 (C)	540	536
Danske Bank MTN
4.375%, 06/12/2028 (C)	445	443
DNB Bank
2.125%, 10/02/2020 (C)	1,210	1,180

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	$1,021	$1,239
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
2.875%, 10/01/2021	200	198
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	870	873
Goldman Sachs Group
6.250%, 02/01/2041	300	350
5.750%, 01/24/2022	300	321
5.250%, 07/27/2021	400	420
5.150%, 05/22/2045	360	358
4.750%, 10/21/2045	530	525
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	635	609
4.250%, 10/21/2025	600	591
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	955	941
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029 (D)	1,625	1,546
3.750%, 02/25/2026	340	330
3.500%, 11/16/2026	877	826
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,415	2,293
2.900%, 07/19/2018	220	220
2.750%, 09/15/2020	35	35
2.550%, 10/23/2019	750	745
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,315	1,351
6.000%, 06/15/2020	880	926
5.375%, 03/15/2020	950	984
4.000%, 03/03/2024	485	485
3.850%, 07/08/2024	121	120
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,210	1,166
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	780	748
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	700	677
HSBC Bank PLC
4.125%, 08/12/2020 (C)	100	102
HSBC Holdings
4.875%, 01/14/2022	100	104
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	1,980	2,000
4.300%, 03/08/2026	1,340	1,343
4.250%, 08/18/2025	250	246
4.000%, 03/30/2022	206	209
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,072	1,068
3.400%, 03/08/2021	890	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 01/05/2022 (D)	$364	$352
HSBC USA
2.350%, 03/05/2020	100	99
ING Bank
5.800%, 09/25/2023 (C)	430	456
Intercontinental Exchange
4.000%, 10/15/2023	65	67
2.500%, 10/15/2018	85	85
International Lease Finance
7.125%, 09/01/2018 (C)	1,000	1,007
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	1,040	809
3.875%, 07/14/2027 (C)	1,455	1,255
3.875%, 01/12/2028 (C)	940	806
3.375%, 01/12/2023 (C)	200	184
3.125%, 07/14/2022 (C)	200	185
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	510	463
JPMorgan Chase
4.950%, 06/01/2045	30	31
4.500%, 01/24/2022	660	683
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	241	227
4.250%, 10/01/2027	590	586
4.125%, 12/15/2026	520	513
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	795	723
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	350	345
3.900%, 07/15/2025	1,555	1,549
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	915	845
3.875%, 09/10/2024	520	515
3.625%, 05/13/2024	230	228
3.625%, 12/01/2027	360	339
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	700	693
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,000	957
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	1,163	1,164
3.250%, 09/23/2022	240	238
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,000	1,929
3.200%, 01/25/2023	100	98
2.950%, 10/01/2026	1,073	997
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	325	315
2.700%, 05/18/2023	1,285	1,234
2.250%, 01/23/2020	575	568
JPMorgan Chase MTN
2.295%, 08/15/2021 (D)	372	359

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	$1,500	$1,497
2.605%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	2,005	2,004
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,010	1,992
KKR Group Finance II
5.500%, 02/01/2043 (C)	20	21
Liberty Mutual Insurance
8.500%, 05/15/2025 (C)	100	123
Lloyds Banking Group
4.375%, 03/22/2028 (D)	1,450	1,431
4.344%, 01/09/2048	435	373
3.100%, 07/06/2021	490	483
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	905	862
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	322
Macquarie Group
6.250%, 01/14/2021 (C)	166	176
Markel
3.500%, 11/01/2027	320	297
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	89	139
MetLife
6.400%, 12/15/2036	420	445
5.700%, 06/15/2035	15	17
4.600%, 05/13/2046 (D)	290	294
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,410	1,368
2.400%, 01/08/2021 (C)	440	432
Morgan Stanley
3.155%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	2,250	2,257
Morgan Stanley MTN
7.300%, 05/13/2019	420	435
5.625%, 09/23/2019	350	361
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	342	317
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	580	559
3.292%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	1,000	1,008
3.125%, 01/23/2023	1,175	1,146
3.125%, 07/27/2026	55	51
2.903%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,004
2.750%, 05/19/2022 (D)	3	3
2.625%, 11/17/2021	2,189	2,125
2.500%, 04/21/2021	450	440

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National City
6.875%, 05/15/2019	$50	$52
Nationwide Mutual Insurance
4.631%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	760	760
New York Life Global Funding
2.150%, 06/18/2019 (C)	73	73
New York Life Global Funding MTN
2.100%, 01/02/2019 (C)	330	329
New York Life Insurance
6.750%, 11/15/2039 (C)	255	338
Nordea Bank
4.875%, 05/13/2021 (C)	250	257
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	680	846
Nuveen Finance
2.950%, 11/01/2019 (C)	110	110
Pipeline Funding
7.500%, 01/15/2030 (C)	431	501
PNC Bank
3.500%, 06/08/2023 (D)	1,155	1,157
2.550%, 12/09/2021	780	760
2.500%, 01/22/2021	730	717
2.250%, 07/02/2019	325	323
1.450%, 07/29/2019	1,000	986
PNC Bank MTN
2.400%, 10/18/2019	400	397
Private Export Funding
4.300%, 12/15/2021	570	596
Progressive
4.200%, 03/15/2048	471	465
Protective Life Global Funding
1.722%, 04/15/2019 (C)	870	862
Prudential Financial MTN
5.625%, 05/12/2041	10	12
4.600%, 05/15/2044 (D)	115	116
3.878%, 03/27/2028	365	361
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	60	59
Royal Bank of Canada
2.000%, 10/01/2018	183	183
1.875%, 02/05/2020	180	177
Royal Bank of Canada MTN
3.200%, 04/30/2021	180	180
2.150%, 10/26/2020	160	156
Royal Bank of Scotland Group PLC
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029 (D)	465	463
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	630	630
Santander UK
3.400%, 06/01/2021	965	964

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 03/16/2020	$100	$99
Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	731
2.875%, 08/05/2021	800	775
Standard Chartered
5.700%, 03/26/2044 (C)	400	418
State Street
3.300%, 12/16/2024	70	69
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	250
Synchrony Financial
3.950%, 12/01/2027	936	863
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	14	18
4.900%, 09/15/2044 (C)	240	253
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	230	230
1.750%, 07/23/2018	72	72
UBS
2.639%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (C)	445	445
UBS MTN
4.500%, 06/26/2048 (C)	200	204
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	410	407
3.491%, 05/23/2023 (C)(D)	1,201	1,174
2.650%, 02/01/2022 (C)(D)	1,045	1,007
US Bancorp MTN
2.950%, 07/15/2022	25	24
US Bank
3.150%, 04/26/2021	250	250
2.125%, 10/28/2019	260	258
Voya Financial
4.800%, 06/15/2046	185	180
3.125%, 07/15/2024	509	481
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	450	444
WEA Finance
3.750%, 09/17/2024 (C)	210	207
3.250%, 10/05/2020 (C)	1,000	998
3.150%, 04/05/2022 (C)	630	618
Wells Fargo
5.375%, 11/02/2043	200	209
3.000%, 04/22/2026	2,920	2,707
3.000%, 10/23/2026	930	859
2.100%, 07/26/2021	1,550	1,489
Wells Fargo MTN
4.900%, 11/17/2045	384	379
4.750%, 12/07/2046	200	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 11/04/2044	$1	$1
4.400%, 06/14/2046	550	504
4.300%, 07/22/2027	1,010	995
4.125%, 08/15/2023	900	905
3.500%, 03/08/2022	430	429
3.450%, 02/13/2023	230	225
3.000%, 01/22/2021	575	571
2.625%, 07/22/2022	2,476	2,385
2.150%, 01/30/2020	70	69
Wells Fargo Bank
2.600%, 01/15/2021	1,060	1,043
2.400%, 01/15/2020	3,000	2,971
Wells Fargo Bank MTN
2.150%, 12/06/2019	1,125	1,113
Westpac Banking
4.875%, 11/19/2019	170	174
2.600%, 11/23/2020	190	187
XLIT
6.250%, 05/15/2027	268	306
5.500%, 03/31/2045	185	192
5.250%, 12/15/2043 (D)	229	252

		171,075

Health Care — 3.0%
Abbott Laboratories
4.900%, 11/30/2046	599	645
4.750%, 11/30/2036	90	95
3.750%, 11/30/2026	1,820	1,789
3.400%, 11/30/2023	2,165	2,136
AbbVie
4.500%, 05/14/2035	540	526
4.450%, 05/14/2046	94	90
3.600%, 05/14/2025	520	504
3.200%, 11/06/2022	44	43
3.200%, 05/14/2026	99	92
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	900	889
Aetna
3.875%, 08/15/2047	90	81
2.800%, 06/15/2023 (D)	1,800	1,715
2.200%, 03/15/2019	180	179
Allergan Finance
4.625%, 10/01/2042	109	101
3.250%, 10/01/2022	13	13
Allergan Funding SCS
4.750%, 03/15/2045	44	42
4.550%, 03/15/2035	626	592
3.800%, 03/15/2025	150	146
3.450%, 03/15/2022	100	99
Allergan Sales
5.000%, 12/15/2021 (C)	535	554

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$760	$808
4.663%, 06/15/2051	658	651
4.400%, 05/01/2045	1,067	1,017
3.875%, 11/15/2021	150	152
3.625%, 05/22/2024	30	30
2.125%, 05/01/2020	62	61
Anthem
4.625%, 05/15/2042	41	40
3.500%, 08/15/2024	90	88
3.350%, 12/01/2024	1,345	1,299
3.125%, 05/15/2022	468	461
2.950%, 12/01/2022 (D)	510	495
2.500%, 11/21/2020	1,100	1,081
2.300%, 07/15/2018	65	65
AstraZeneca
3.375%, 11/16/2025	500	481
Baxalta
3.600%, 06/23/2022	912	903
2.875%, 06/23/2020	500	494
Bayer US Finance
2.375%, 10/08/2019 (C)	1,000	992
Bayer US Finance II (D)
4.375%, 12/15/2028 (C)	1,015	1,017
3.875%, 12/15/2023 (C)	1,745	1,745
3.500%, 06/25/2021 (C)	685	686
Becton Dickinson
4.685%, 12/15/2044	550	533
3.734%, 12/15/2024	70	68
3.700%, 06/06/2027 (D)	530	502
3.363%, 06/06/2024	320	307
2.894%, 06/06/2022 (D)	655	634
2.404%, 06/05/2020	785	771
Biogen
3.625%, 09/15/2022	170	170
Boston Scientific
6.000%, 01/15/2020	500	521
Cardinal Health
3.079%, 06/15/2024	130	122
2.616%, 06/15/2022	100	96
Celgene
5.250%, 08/15/2043	40	41
5.000%, 08/15/2045	560	548
4.550%, 02/20/2048	352	321
4.350%, 11/15/2047	147	129
3.900%, 02/20/2028	750	710
3.875%, 08/15/2025	260	253
3.625%, 05/15/2024	69	67
3.550%, 08/15/2022	60	60
2.875%, 02/19/2021	230	227
2.750%, 02/15/2023 (D)	856	818
2.250%, 08/15/2021	160	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna
3.050%, 10/15/2027	$740	$667
Eli Lilly
3.100%, 05/15/2027	110	105
EMD Finance
2.400%, 03/19/2020 (C)	950	937
Fresenius Medical Care US Finance II
6.500%, 09/15/2018 (C)	1,250	1,258
Gilead Sciences
5.650%, 12/01/2041	35	41
4.750%, 03/01/2046	320	330
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047	260	249
3.700%, 04/01/2024	60	60
3.650%, 03/01/2026	150	148
3.250%, 09/01/2022	265	264
2.550%, 09/01/2020	50	49
1.850%, 09/20/2019	140	138
GlaxoSmithKline Capital
3.625%, 05/15/2025	308	307
3.375%, 05/15/2023	1,177	1,178
3.125%, 05/14/2021	800	801
2.850%, 05/08/2022	170	167
Humana
4.950%, 10/01/2044	10	10
4.800%, 03/15/2047	10	10
4.625%, 12/01/2042	40	40
3.950%, 03/15/2027	20	20
3.850%, 10/01/2024	680	679
3.150%, 12/01/2022	390	379
2.900%, 12/15/2022	750	729
Johnson & Johnson
4.500%, 12/05/2043	250	271
3.700%, 03/01/2046	170	164
3.500%, 01/15/2048	265	247
3.400%, 01/15/2038	495	468
2.625%, 01/15/2025	245	235
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,100	1,053
Medtronic
4.625%, 03/15/2045	60	64
4.375%, 03/15/2035	76	78
3.625%, 03/15/2024	590	592
3.500%, 03/15/2025	200	198
Medtronic Global Holdings SCA
3.350%, 04/01/2027	190	185
Merck
2.750%, 02/10/2025	100	96
2.400%, 09/15/2022	29	28
Mylan
4.550%, 04/15/2028 (C)	282	276

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York and Presbyterian Hospital
3.563%, 08/01/2036	$730	$692
Pfizer
4.400%, 05/15/2044	345	359
4.000%, 12/15/2036	630	630
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	500	467
Sanofi
3.625%, 06/19/2028	1,159	1,153
3.375%, 06/19/2023 (D)	1,043	1,044
Shire Acquisitions Investments Ireland
1.900%, 09/23/2019	1,000	984
Stryker
4.625%, 03/15/2046	675	688
3.650%, 03/07/2028	681	662
3.375%, 11/01/2025	365	351
Thermo Fisher Scientific
3.200%, 08/15/2027	640	598
2.950%, 09/19/2026	330	305
UnitedHealth Group
4.750%, 07/15/2045	200	214
4.625%, 07/15/2035	28	30
4.250%, 04/15/2047	450	448
4.250%, 06/15/2048	349	350
3.875%, 10/15/2020	180	183
3.850%, 06/15/2028	815	816
3.750%, 07/15/2025	70	70
3.500%, 06/15/2023	1,152	1,153
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022	28	28
3.150%, 06/15/2021	512	512
2.875%, 12/15/2021	765	757
2.875%, 03/15/2023	50	49
2.700%, 07/15/2020	170	169
Wyeth LLC
5.950%, 04/01/2037	130	159
Zimmer Biomet Holdings
3.076%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	750	751

		56,188

Industrials — 2.0%
ABB Finance USA
4.375%, 05/08/2042	30	31
AerCap Ireland Capital DAC
4.500%, 05/15/2021	1,120	1,141
3.500%, 01/15/2025	685	643
Air Lease
4.750%, 03/01/2020	755	771
3.625%, 04/01/2027	635	582
3.625%, 12/01/2027	620	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aviation Capital Group
6.750%, 04/06/2021 (C)	$120	$130
BAE Systems
4.750%, 10/11/2021 (C)	750	777
Boeing
4.875%, 02/15/2020	210	217
3.625%, 03/01/2048	155	145
3.550%, 03/01/2038	190	182
3.250%, 03/01/2028	101	99
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	124
5.400%, 06/01/2041	50	57
4.050%, 06/15/2048	355	343
3.450%, 09/15/2021	91	92
Canadian Pacific Railway
6.125%, 09/15/2115	44	53
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	399
Catholic Health Initiatives
4.350%, 11/01/2042	30	28
Cintas No. 2
3.700%, 04/01/2027	140	137
2.900%, 04/01/2022	170	166
Continental Airlines Pass-Through Trust,
Ser 1999-2, Cl C2
7.256%, 03/15/2020	73	75
Continental Airlines Pass-Through Trust,
Ser 2000-1
8.048%, 11/01/2020	121	128
Continental Airlines Pass-Through Trust,
Ser 2007-1, Cl A
5.983%, 04/19/2022	580	613
Continental Airlines Pass-Through Trust,
Ser 2009-2
7.250%, 11/10/2019	122	128
CSX
3.950%, 05/01/2050	21	18
Delta Air Lines
4.375%, 04/19/2028	435	419
3.800%, 04/19/2023	687	679
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	93	102
Delta Air Lines Pass-Through Trust, Ser 2010- 1, Cl A
6.200%, 07/02/2018	210	210
Eaton
7.625%, 04/01/2024	75	88
4.150%, 11/02/2042	110	106
2.750%, 11/02/2022	450	437
FedEx
4.550%, 04/01/2046	390	379

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 01/15/2047	$143	$135
4.050%, 02/15/2048	285	256
GE Capital International Funding Unlimited
4.418%, 11/15/2035	1,281	1,241
2.342%, 11/15/2020	695	679
General Dynamics
3.375%, 05/15/2023	655	656
3.000%, 05/11/2021	775	773
2.875%, 05/11/2020	1,855	1,853
General Electric
4.500%, 03/11/2044	869	852
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	395	500
6.150%, 08/07/2037	344	403
6.000%, 08/07/2019	185	191
5.875%, 01/14/2038	395	448
5.500%, 01/08/2020 (D)	180	187
5.300%, 02/11/2021	109	114
4.650%, 10/17/2021	140	146
4.625%, 01/07/2021	135	139
4.375%, 09/16/2020	10	10
2.823%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	850	701
2.200%, 01/09/2020	43	43
Harris
5.054%, 04/27/2045	80	83
4.854%, 04/27/2035	80	81
International Lease Finance
8.625%, 01/15/2022	170	195
5.875%, 04/01/2019	400	408
John Deere Capital MTN
2.650%, 06/24/2024	555	529
L3 Technologies
4.400%, 06/15/2028	760	756
Lockheed Martin
4.070%, 12/15/2042	91	88
3.550%, 01/15/2026	880	865
3.350%, 09/15/2021	575	578
Mexico City Airport Trust
5.500%, 07/31/2047 (C)(D)	655	584
Northrop Grumman
4.030%, 10/15/2047 (D)	479	449
3.250%, 08/01/2023	1,628	1,610
3.250%, 01/15/2028	1,259	1,183
2.930%, 01/15/2025	450	427
2.550%, 10/15/2022 (D)	1,072	1,033
2.080%, 10/15/2020	545	532
Penske Truck Leasing LP
4.125%, 08/01/2023 (C)	933	936
3.950%, 03/10/2025 (C)	525	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Republic Services
3.950%, 05/15/2028	$660	$651
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,050	1,032
2.200%, 03/16/2020 (C)	790	779
Union Pacific
4.500%, 09/10/2048	260	264
3.950%, 09/10/2028	915	919
3.750%, 07/15/2025	130	130
3.000%, 04/15/2027	490	464
United Parcel Service
3.050%, 11/15/2027	60	57
2.500%, 04/01/2023	90	87
United Technologies
8.875%, 11/15/2019	110	118
4.150%, 05/15/2045	59	55
3.750%, 11/01/2046	685	600
1.950%, 11/01/2021	85	81
Valmont Industries
5.250%, 10/01/2054	454	421
5.000%, 10/01/2044	235	222
Waste Management
4.600%, 03/01/2021	90	93
3.500%, 05/15/2024	90	89
3.150%, 11/15/2027	745	700

		37,040

Information Technology — 1.1%
Alibaba Group Holding
4.400%, 12/06/2057	229	212
3.400%, 12/06/2027 (D)	563	524
Apple
4.650%, 02/23/2046	270	291
4.375%, 05/13/2045	650	669
4.250%, 02/09/2047	465	472
3.850%, 05/04/2043	740	707
3.750%, 11/13/2047	474	445
3.450%, 02/09/2045	31	28
3.200%, 05/13/2025 (D)	64	63
3.200%, 05/11/2027	665	641
2.850%, 05/06/2021	113	113
2.850%, 05/11/2024	445	431
2.700%, 05/13/2022	505	497
2.450%, 08/04/2026	730	670
2.150%, 02/09/2022	82	79
2.000%, 11/13/2020	190	186
Broadcom
3.875%, 01/15/2027	20	19
3.500%, 01/15/2028	563	513
3.125%, 01/15/2025	160	148
2.375%, 01/15/2020	1,405	1,387

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dell International
8.350%, 07/15/2046 (C)	$173	$208
6.020%, 06/15/2026 (C)	110	116
4.420%, 06/15/2021 (C)	850	863
3.480%, 06/01/2019 (C)	1,275	1,278
Fidelity National Information Services
4.750%, 05/15/2048	115	111
Hewlett Packard Enterprise
6.350%, 10/15/2045	472	466
Intel
3.700%, 07/29/2025	83	84
3.300%, 10/01/2021	35	35
3.100%, 07/29/2022	35	35
Mastercard
3.375%, 04/01/2024	250	249
Microsoft
4.750%, 11/03/2055	43	49
4.250%, 02/06/2047 (D)	684	725
4.100%, 02/06/2037	498	519
4.000%, 02/12/2055	24	24
3.950%, 08/08/2056	140	137
3.700%, 08/08/2046	170	165
3.625%, 12/15/2023 (D)	89	91
3.500%, 02/12/2035	452	438
3.450%, 08/08/2036	10	10
3.300%, 02/06/2027	550	542
2.875%, 02/06/2024	370	362
2.700%, 02/12/2025	90	86
2.400%, 08/08/2026	480	444
2.375%, 02/12/2022 (D)	20	19
2.375%, 05/01/2023	20	19
2.000%, 08/08/2023	595	562
Oracle
4.000%, 11/15/2047	144	136
3.900%, 05/15/2035	1,375	1,333
3.800%, 11/15/2037	176	166
2.950%, 11/15/2024	172	166
2.625%, 02/15/2023	324	314
salesforce.com
3.700%, 04/11/2028	570	566
3.250%, 04/11/2023	180	179
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	539
Texas Instruments
4.150%, 05/15/2048	300	305
Visa
4.300%, 12/14/2045	120	125
3.650%, 09/15/2047	460	430
3.150%, 12/14/2025	360	348
2.800%, 12/14/2022	80	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.200%, 12/14/2020	$80	$79

		20,496

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	265	249
Amcor Finance USA
3.625%, 04/28/2026 (C)	1,375	1,305
Anglo American Capital
3.625%, 09/11/2024 (C)	510	483
Barrick
5.250%, 04/01/2042	10	10
Barrick North America Finance
5.750%, 05/01/2043	170	189
5.700%, 05/30/2041	513	569
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	210	228
5.000%, 09/30/2043	150	168
4.125%, 02/24/2042	40	40
2.875%, 02/24/2022	15	15
CF Industries
4.500%, 12/01/2026 (C)	740	735
3.400%, 12/01/2021 (C)	716	704
Dow Chemical
8.550%, 05/15/2019	1,200	1,258
5.250%, 11/15/2041	25	26
3.000%, 11/15/2022	1,320	1,285
Eastman Chemical
2.700%, 01/15/2020	310	308
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	370	359
Fibria Overseas Finance
5.250%, 05/12/2024 (D)	75	75
Freeport-McMoRan
4.000%, 11/14/2021	280	273
Glencore Funding
4.125%, 05/30/2023 (C)	200	200
4.000%, 03/27/2027 (C)	220	208
2.875%, 04/16/2020 (C)	50	49
International Paper
5.150%, 05/15/2046	540	549
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	680	648
OCP
4.500%, 10/22/2025 (C)	290	276
Sherwin-Williams
4.500%, 06/01/2047 (D)	215	205
3.450%, 06/01/2027	226	214
2.750%, 06/01/2022 (D)	579	561
Southern Copper
7.500%, 07/27/2035	115	140

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 04/23/2045	$285	$303
5.250%, 11/08/2042	1,130	1,119
Syngenta Finance
5.676%, 04/24/2048 (C)	290	271
5.182%, 04/24/2028 (C)(D)	215	208
3.933%, 04/23/2021 (C)	200	199
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	310	348
6.250%, 08/10/2026 (D)	1,470	1,592
Vulcan Materials
4.500%, 06/15/2047	260	236
WestRock MWV
7.375%, 09/01/2019	750	786
		16,396

Real Estate — 0.9%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	718
2.750%, 01/15/2020	591	586
American Campus Communities Operating Partnership
3.625%, 11/15/2027	745	698
American Tower
3.600%, 01/15/2028	694	643
3.000%, 06/15/2023 (D)	495	475
Boston Properties
5.625%, 11/15/2020	450	471
3.200%, 01/15/2025	589	561
Brandywine Operating Partnership
3.950%, 11/15/2027	230	219
CC Holdings GS V
3.849%, 04/15/2023	700	694
DDR
4.625%, 07/15/2022	665	682
4.250%, 02/01/2026 (D)	95	93
Duke Realty
4.375%, 06/15/2022	50	51
Education Realty Operating Partnership
4.600%, 12/01/2024	1,005	1,009
ERP Operating
4.625%, 12/15/2021 (D)	64	66
HCP
4.250%, 11/15/2023	580	583
4.000%, 12/01/2022	450	452
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	195
3.750%, 04/15/2023	400	393
Mid-America Apartments
4.300%, 10/15/2023	250	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 11/15/2025	$300	$298
3.750%, 06/15/2024	580	572
3.600%, 06/01/2027	235	225
Public Storage
3.094%, 09/15/2027	518	487
2.370%, 09/15/2022	653	627
Realty Income
3.250%, 10/15/2022	70	69
Reckson Operating Partnership
7.750%, 03/15/2020	1,350	1,442
Regency Centers
4.125%, 03/15/2028	279	276
3.600%, 02/01/2027	238	226
Simon Property Group
4.375%, 03/01/2021	38	39
STORE Capital
4.500%, 03/15/2028	913	893
Tanger Properties
3.875%, 12/01/2023	315	308
3.750%, 12/01/2024	285	273
UDR
3.700%, 10/01/2020	675	680
Ventas Realty
4.125%, 01/15/2026	29	28
3.850%, 04/01/2027	500	480
Washington Prime Group
5.950%, 08/15/2024 (D)	225	217
Welltower
6.125%, 04/15/2020	525	550
4.500%, 01/15/2024	102	104
3.750%, 03/15/2023	500	494
		17,159

Telecommunication Services — 1.4%
AT&T
6.000%, 08/15/2040	925	964
5.800%, 02/15/2019	210	213
5.450%, 03/01/2047 (D)	474	465
5.250%, 03/01/2037	1,355	1,333
5.150%, 03/15/2042	25	24
5.150%, 02/15/2050 (C)	233	217
4.900%, 08/15/2037 (C)	145	137
4.800%, 06/15/2044	1,320	1,198
4.750%, 05/15/2046	140	125
4.500%, 03/09/2048	345	297
4.350%, 06/15/2045	735	623
4.125%, 02/17/2026	500	489
3.950%, 01/15/2025	370	362
3.875%, 08/15/2021	70	71
3.400%, 05/15/2025 (D)	1,336	1,253
3.000%, 06/30/2022	180	175

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bharti Airtel
4.375%, 06/10/2025 (C)	$200	$184
Sprint Spectrum
4.738%, 03/20/2025 (C)	1,485	1,474
3.360%, 09/20/2021 (C)	2,389	2,362
Telefonica Emisiones SAU
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	330	318
5.134%, 04/27/2020	362	374
4.103%, 03/08/2027	170	164
Verizon Communications
5.500%, 03/16/2047 (D)	521	546
5.250%, 03/16/2037 (D)	830	852
4.862%, 08/21/2046	660	631
4.522%, 09/15/2048	1,130	1,030
4.500%, 08/10/2033	430	416
4.400%, 11/01/2034	1,667	1,555
4.329%, 09/21/2028 (C)	820	813
4.272%, 01/15/2036	745	687
4.125%, 08/15/2046	698	599
3.850%, 11/01/2042	750	626
3.376%, 02/15/2025	218	209
2.625%, 08/15/2026	90	80
Vodafone Group
5.250%, 05/30/2048 (D)	1,180	1,177
4.375%, 05/30/2028	1,659	1,639
3.750%, 01/16/2024	1,170	1,160
		24,866

Utilities — 2.1%
AEP Texas
6.650%, 02/15/2033	500	635
Alabama Power
3.700%, 12/01/2047	975	904
Alliant Energy Finance
4.250%, 06/15/2028 (C)	631	631
American Transmission Systems
5.000%, 09/01/2044 (C)	129	142
Appalachian Power
3.300%, 06/01/2027	370	355
Arizona Public Service
2.200%, 01/15/2020	20	20
Baltimore Gas & Electric
3.750%, 08/15/2047	43	40
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	158
Boston Gas
4.487%, 02/15/2042 (C)	35	36
Brooklyn Union Gas
4.273%, 03/15/2048 (C)	230	229
Carolina Power & Light
5.300%, 01/15/2019	175	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 05/15/2022	$25	$25
Cleco Power
6.000%, 12/01/2040	700	816
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	233
Commonwealth Edison
4.000%, 03/01/2048 (D)	278	272
3.750%, 08/15/2047	153	143
Consolidated Edison of New York
4.450%, 03/15/2044	690	706
Dominion Energy
2.500%, 12/01/2019	385	382
2.000%, 08/15/2021	340	324
1.600%, 08/15/2019	450	443
DTE Energy
1.500%, 10/01/2019	395	387
Duke Energy
3.550%, 09/15/2021	76	77
3.150%, 08/15/2027	540	501
2.400%, 08/15/2022	340	327
1.800%, 09/01/2021	510	488
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	28	28
3.750%, 06/01/2045	680	638
Duke Energy Florida
4.200%, 07/15/2048 (D)	464	468
3.850%, 11/15/2042	215	205
3.200%, 01/15/2027	445	428
Duke Energy Indiana
4.200%, 03/15/2042	30	30
3.750%, 07/15/2020	52	53
Duke Energy Progress
4.100%, 05/15/2042	425	423
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	500	528
3.616%, 08/01/2027 (C)	655	621
Electricite de France
6.000%, 01/22/2114 (C)(D)	430	448
Entergy
5.125%, 09/15/2020	400	413
Entergy Texas
7.125%, 02/01/2019	1,000	1,023
Eversource Energy
2.900%, 10/01/2024	1,160	1,101
Exelon
3.950%, 06/15/2025	375	373
FirstEnergy
4.250%, 03/15/2023	340	345
3.900%, 07/15/2027	370	359
FirstEnergy, Ser C
7.375%, 11/15/2031	720	933

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Georgia Power
4.300%, 03/15/2042	$115	$115
Indiana Michigan Power
4.550%, 03/15/2046	565	585
ITC Holdings
4.050%, 07/01/2023	402	407
3.650%, 06/15/2024	633	625
Jersey Central Power & Light
7.350%, 02/01/2019	100	102
4.700%, 04/01/2024 (C)	700	732
Kansas City Power & Light
5.300%, 10/01/2041	100	113
KeySpan Gas East
2.742%, 08/15/2026 (C)	350	324
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	346
MidAmerican Energy
4.800%, 09/15/2043	320	352
4.250%, 05/01/2046	200	203
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	464	464
Mississippi Power
2.987%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	500	500
NextEra Energy Capital Holdings
2.843%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	1,000	999
2.300%, 04/01/2019	500	498
NiSource
5.800%, 02/01/2042	149	171
2.650%, 11/17/2022	600	580
Northern States Power
3.600%, 09/15/2047	284	262
Oncor Electric Delivery
6.800%, 09/01/2018	460	463
5.250%, 09/30/2040	250	290
Pacific Gas & Electric
6.050%, 03/01/2034	530	572
5.800%, 03/01/2037	70	73
5.400%, 01/15/2040	42	43
4.500%, 12/15/2041	48	43
3.950%, 12/01/2047	153	131
3.300%, 12/01/2027 (D)	560	503
3.250%, 09/15/2021	12	12
PECO Energy
4.150%, 10/01/2044	930	935
3.150%, 10/15/2025	251	243
Pennsylvania Electric
5.200%, 04/01/2020	200	205
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	503
5.450%, 05/21/2028 (C)	250	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 05/15/2027 (C)	$670	$619
Progress Energy
3.150%, 04/01/2022	280	276
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,120	1,123
Public Service of Colorado
4.100%, 06/15/2048	46	46
3.700%, 06/15/2028	116	117
Public Service of New Hampshire
3.500%, 11/01/2023	205	205
Sempra Energy
4.000%, 02/01/2048 (D)	860	773
2.900%, 02/01/2023	593	576
South Carolina Electric & Gas
5.100%, 06/01/2065	82	83
Southern
3.250%, 07/01/2026	158	148
2.150%, 09/01/2019	855	848
Southern California Edison
4.125%, 03/01/2048 (D)	173	164
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	204
Southern Gas Capital
4.400%, 05/30/2047	500	495
2.450%, 10/01/2023	345	324
Southwestern Electric Power
3.900%, 04/01/2045	160	151
3.850%, 02/01/2048	290	268
2.750%, 10/01/2026	112	103
Southwestern Public Service
3.700%, 08/15/2047	113	104
Texas-New Mexico Power
9.500%, 04/01/2019 (C)	1,100	1,153
Union Electric
4.000%, 04/01/2048	90	88
Virginia Electric & Power
4.650%, 08/15/2043	630	657
2.950%, 01/15/2022	330	326
WEC Energy Group
3.375%, 06/15/2021	1,000	1,003

		38,416

Total Corporate Obligations (Cost $527,807) ($ Thousands)		517,399

ASSET-BACKED SECURITIES — 8.8%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	15	15

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	$307	$306
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	251	250
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	284	281
Ally Auto Receivables Trust, Ser 2018-2, Cl A4
3.090%, 06/15/2023	661	661
Ally Auto Receivables Trust, Ser 2018-3, Cl A4
3.120%, 07/17/2023	415	415
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	288	288
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	345	337
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	352	351
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	494	492
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	259
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	100	99
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	218	216
Capital Auto Receivables Asset Trust, Ser 2018-1, Cl A4
2.930%, 06/20/2022 (C)	780	777
Ford Credit Auto Lease Trust, Ser 2017-A, Cl A3
1.880%, 04/15/2020	800	796
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	610	607
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	1,330	1,312
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	328	327
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	910	891
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	974	958

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	$1,765	$1,746
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,158	1,138
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	435	429
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	573	569
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	254	253
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	1,277	1,244
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	542	535
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	864	846
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,190	1,164
Hertz Vehicle Financing II, Ser 2018-1A, Cl B
3.600%, 02/25/2024 (C)	370	359
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	208	208
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	605	605
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	945	945
Honda Auto Receivables Owner Trust, Ser 2018-2, Cl A4
3.160%, 08/19/2024	513	515
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A2A
1.480%, 02/18/2020	615	613
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,925	1,913
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A4
3.150%, 07/22/2024	255	255
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	251	250
World Omni Auto Receivables Trust, Ser 2018-B, Cl A3
2.870%, 07/17/2023	262	261

		23,486

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	745	739

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	$865	$865
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/2021	465	463
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.414%, VAR LIBOR USD 1 Month+0.330%, 01/21/2025	1,240	1,241
Discover Card Execution Note Trust, Ser 2017-A2, Cl A2
2.390%, 07/15/2024	699	683
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	351	347
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	1,408	1,417
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	53	52
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,501	1,454
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	538	530
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	844	829
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,386	1,360

		9,980

Mortgage Related Securities — 1.4%
ACE Securities Home Equity Loan Trust, Ser 2005-HE6, Cl A2D
2.451%, VAR ICE LIBOR USD 1 Month+0.360%, 10/25/2035	610	611
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.311%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035	611	611
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
3.141%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.341%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	$1,053	$1,050
Airspeed, Ser 2007-1A, Cl G2
2.353%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (C)	257	227
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
2.851%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	115	115
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.501%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	2,148	2,147
Argent Securities, Ser 2003-W5, Cl M1
3.141%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	172	173
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
3.066%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	429	431
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.521%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	70	68
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.071%, 11/25/2034	66	68
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	330	336
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	511	506
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.631%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	399	395
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.734%, 04/25/2047	433	418
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.213%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	584	551
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (C)	146	146

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.826%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	$542	$542
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
3.091%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	633	616
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.401%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,182	1,182
GSAMP Trust, Ser 2006-NC1, Cl A3
2.381%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	2,471	2,466
HSI Asset Securitization Trust, Ser 2006-OPT4, Cl 1A1
2.261%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	2,009	1,994
Magnetite XII, Ser 2016-12A, Cl AR
3.678%, VAR ICE LIBOR USD 3 Month+1.330%, 04/15/2027 (C)	600	600
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
2.766%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	646	630
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.811%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	128	124
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.826%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	479	480
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.531%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	845	844
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
2.311%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	2,042	2,023
People's Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.976%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	650	642
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	303	302
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	166	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2005-EFC4, Cl M3
2.571%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	$790	$790
RAMP Trust, Ser 2006-RZ1, Cl M1
2.491%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	840	840
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.715%, 06/25/2033	7	7
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.641%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	483
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.561%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	1,278	1,277
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
2.736%, VAR ICE LIBOR USD 1 Month+0.645%, 11/25/2035	404	404
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (C)	44	44
Voya CLO, Ser 2017-3A, Cl A1R
3.405%, VAR ICE LIBOR USD 3 Month+1.050%, 01/18/2026 (C)	457	457
		25,247

Non-Agency Mortgage-Backed Obligations — 0.0%

CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2031 (B)(C)	520	502

Other Asset-Backed Securities — 5.6%

Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	374	375
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	355	332
Babson CLO, Ser 2017-IA, Cl AR
3.159%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	500	499
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.530%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	850	873
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.360%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	400	407
CIT Education Loan Trust, Ser 2007-1, Cl A
2.425%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	419	406

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
College Ave Student Loans, Ser 2017-A, Cl A1
3.741%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	$520	$531
College Ave Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	349	350
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
3.248%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	150	150
Eaton Vance CLO, Ser 2014-1A, Cl AR
3.548%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	575	575
Educational Funding of the South, Ser 2011-1, Cl A2
3.010%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	215	216
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/2021	730	721
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	256	250
Higher Education Funding, Ser 2014-1, Cl A
3.380%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	455	457
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	244	247
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	325	318
Kubota Credit Owner Trust, Ser 2018-1A, Cl A3
3.100%, 08/15/2022 (C)	788	788
Kubota Credit Owner Trust, Ser 2018-1A, Cl A4
3.210%, 01/15/2025 (C)	378	378
LCM XXI, Ser 2018-21A, Cl AR
3.239%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	610	608
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	46	47
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	608	629
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.673%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	684	707
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.773%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	203	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	$239	$239
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	1,082	1,101
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.223%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	401	421
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
2.473%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (C)	466	467
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.973%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	756	763
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	438	440
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2B
2.788%, VAR ICE LIBOR USD 1 Month+0.720%, 12/15/2059 (C)	435	435
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	254	251
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.470%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	1,525	1,523
Navient Student Loan Trust, Ser 2014-2, Cl A
2.731%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	710	707
Navient Student Loan Trust, Ser 2014-3, Cl A
2.580%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	715	712
Navient Student Loan Trust, Ser 2014-4, Cl A
2.580%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	403	401
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	3,117	3,129
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.591%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,325
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	364	367

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.841%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (C)	$700	$704
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.141%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,010	2,056
Navient Student Loan Trust, Ser 2017-4A, Cl A2
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 09/27/2066 (C)	459	460
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.891%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	462	466
Navient Student Loan Trust, Ser 2018-3A, Cl A3
2.888%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2067 (C)	644	644
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.540%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	322	318
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	263	261
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.470%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	2,026	2,014
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.432%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	1,823	1,799
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.452%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	2,441	2,420
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.512%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	270	266
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
2.636%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	84	82
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.980%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	469	476
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.185%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	1,229	1,238
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.760%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	215	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
2.810%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (C)	$423	$425
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.660%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	1,978	1,992
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.560%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	1,057	1,062
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.661%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	302	302
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	956
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.041%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	500	506
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.691%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	637	636
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.760%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,046	1,058
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.861%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,138	1,144
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	1,104	1,110
Nelnet Student Loan Trust, Ser 2018-2, Cl A6
2.742%, VAR ICE LIBOR USD 3 Month+0.380%, 04/25/2031 (C)	1,476	1,477
Nelnet Student Loan Trust, Ser 2018-2A, Cl A
2.651%, VAR ICE LIBOR USD 1 Month+0.650%, 07/26/2066 (C)	2,062	2,062
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.159%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	350	350
SBA Small Business Investment, Ser 2018-10A, Cl 1
3.187%, 03/10/2028	320	319
Scholar Funding Trust, Ser 2011-A, Cl A
3.259%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	185	185
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.491%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,187

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.091%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	$474	$472
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.811%, VAR LIBOR USD 3 Month+0.470%, 12/15/2027 (C)	1,091	1,093
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.960%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	1,196	1,200
SLM Student Loan Trust, Ser 2005-10, Cl A5
0.690%, VAR ICE LIBOR USD 3 Month+0.130%, 07/26/2021	367	364
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.480%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,386	1,381
SLM Student Loan Trust, Ser 2005-6, Cl A5B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	3	3
SLM Student Loan Trust, Ser 2005-7, Cl A4
2.510%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	1,127	1,122
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.470%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	1,692	1,675
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.530%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	540	527
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.460%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	930	921
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.520%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	540	525
SLM Student Loan Trust, Ser 2007-1, Cl A6
2.500%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	507	489
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.420%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,048	1,025
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.740%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	906	907
SLM Student Loan Trust, Ser 2007-7, Cl B
3.110%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	994
SLM Student Loan Trust, Ser 2008-2, Cl A3
3.110%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	1,148	1,145
SLM Student Loan Trust, Ser 2008-2, Cl B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	160	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-3, Cl B
3.560%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	$160	$157
SLM Student Loan Trust, Ser 2008-4, Cl A4
4.010%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	942	961
SLM Student Loan Trust, Ser 2008-4, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	160	164
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	641	658
SLM Student Loan Trust, Ser 2008-5, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	160	166
SLM Student Loan Trust, Ser 2008-6, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	165
SLM Student Loan Trust, Ser 2008-7, Cl B
4.210%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	164
SLM Student Loan Trust, Ser 2008-8, Cl B
4.610%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	160	169
SLM Student Loan Trust, Ser 2008-9, Cl A
3.860%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	533	544
SLM Student Loan Trust, Ser 2008-9, Cl B
4.610%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	160	166
SLM Student Loan Trust, Ser 2009-3, Cl A
2.841%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	746	749
SLM Student Loan Trust, Ser 2010-1, Cl A
2.360%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	159	156
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.910%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,779	1,784
SLM Student Loan Trust, Ser 2012-2, Cl A
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	867	866
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.710%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	172	172
SLM Student Loan Trust, Ser 2013-4, Cl A
2.641%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	494	495
SLM Student Loan Trust, Ser 2013-B, Cl A2B
3.173%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	70	71

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	$144	$145
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	181	177
SLM Student Loan Trust, Ser 2018-9, Cl A7A
2.960%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2041	305	306
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	253	250
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
3.073%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	534	539
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	355	353
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
3.273%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	2,080	2,108
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.473%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	310	314
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,924	1,883
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.573%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	1,757	1,806
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	896	869
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.523%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,635	1,671
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,314	1,277
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.173%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	916	929
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.973%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.823%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	$929	$932
SMB Private Education Loan Trust, Ser 2018-A, Cl A2B
2.873%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	381	385
SMB Private Education Loan Trust, Ser 2018-B, Cl A2A
3.600%, 01/15/2037 (C)	860	863
SMB Private Education Loan Trust, Ser 2018-B, Cl A2B
2.804%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	777	777
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	477	471
SoFi Professional Loan Program, Ser 2016-D, Cl A1
3.041%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	113	114
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.941%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	277	278
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.791%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	255	256
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	463	456
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	674	662
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	253	254
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	1,160	1,126
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (C)	953	930
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	1,057	1,035
SoFi Professional Loan Program, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	1,014	1,013

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)		$1,184	$1,159
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)		2,369	2,312
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.691%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)		2,271	2,273
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)		880	875
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		795	787
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)		925	914
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)		950	937
			103,684

Total Asset-Backed Securities (Cost $161,965) ($ Thousands)			162,899

SOVEREIGN DEBT — 2.1%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		1,090	1,044
Chile Government International Bond
3.240%, 02/06/2028		1,145	1,093
Colombia Government International Bond
5.625%, 02/26/2044		690	733
5.000%, 06/15/2045		830	816
Export-Import Bank of India
3.375%, 08/05/2026 (C)		350	321
Export-Import Bank of Korea
3.000%, 11/01/2022		590	574
2.500%, 11/01/2020		423	415
Indonesia Government International Bond
5.250%, 01/08/2047 (C)		200	200
5.125%, 01/15/2045 (C)		200	197
3.850%, 07/18/2027 (C)		600	569
3.750%, 04/25/2022 (C)		740	733
2.950%, 01/11/2023		1,290	1,224
Israel Government International Bond
4.125%, 01/17/2048		205	193
Japan Bank for International Cooperation
2.250%, 02/24/2020		1,006	996
Japan Treasury Discount Bill
-0.175%, 07/02/2018 (A)(E)	JPY	1,485,000	13,407
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		$660	638
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		450	438
Mexico Government International Bond MTN
6.050%, 01/11/2040		100	110
5.750%, 10/12/2110		153	151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.750%, 03/08/2044	$3,870	$3,591
4.600%, 02/10/2048	713	656
3.750%, 01/11/2028	390	369
3.600%, 01/30/2025	520	502
Panama Government International Bond
6.700%, 01/26/2036	440	539
4.500%, 05/15/2047	640	621
Peruvian Government International Bond
6.550%, 03/14/2037	1,090	1,360
Province of Quebec Canada
2.625%, 02/13/2023	620	607
Qatar Government International Bond
4.500%, 04/23/2028 (C)	210	212
Republic of Poland Government International Bond
5.000%, 03/23/2022	100	105
4.000%, 01/22/2024	1,757	1,784
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	1,800	1,880
Saudi Government International Bond MTN
5.000%, 04/17/2049 (C)	590	574
4.000%, 04/17/2025 (C)	215	214
2.875%, 03/04/2023 (C)	1,020	981
Uruguay Government International Bond
5.100%, 06/18/2050	650	639
4.975%, 04/20/2055	300	291

Total Sovereign Debt (Cost $40,127) ($ Thousands)		38,777

COMMERCIAL PAPER(A) — 1.4%
Bank of Montreal
2.251%, 08/09/2018	1,850	1,846
BNP Paribas
2.253%, 08/03/2018	1,520	1,517
BPCE
2.365%, 10/01/2018	3,360	3,340
JPMorgan Chase
2.313%, 09/27/2018	3,100	3,082
Mitsubishi
2.335%, 10/10/2018	2,290	2,275
MUFG Bank
2.333%, 07/24/2018	1,960	1,957
Natixis
2.336%, 08/31/2018	570	568
2.324%, 08/02/2018	2,340	2,335
Societe Generale
2.304%, 07/31/2018	3,220	3,214
Standard Chartered
2.314%, 10/03/2018	3,890	3,866

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER(A) (continued)
Toronto-Dominion Bank
2.263%, 07/25/2018	$2,080	$2,077

Total Commercial Paper
(Cost $26,078) ($ Thousands)		26,077

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.5%
FHLB
3.000%, 09/11/2026	590	586
2.125%, 02/11/2020	160	159
1.375%, 11/15/2019	1,370	1,350
FHLB DN
1.919%, 08/17/2018 (A)	470	469
1.901%, 08/27/2018 (A)	1,070	1,067
1.870%, 08/14/2018 (A)	2,280	2,274
1.856%, 08/03/2018 (A)	2,280	2,276
1.735%, 07/05/2018 (A)	630	630

Total U.S. Government Agency Obligations
(Cost $8,862) ($ Thousands)		8,811

MUNICIPAL BONDS – 0.4%
California – 0.1%
California State, GO
7.600%, 11/01/2040	180	271
6.650%, 03/01/2022	250	276
6.200%, 03/01/2019	300	308
Los Angeles, Community College District, GO
6.750%, 08/01/2049	560	815

		1,670

Illinois – 0.0%
Carlyle City, GO
4.762%, 07/15/2019	10	10

Massachusetts – 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,185

Nevada – 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	390	568

New York – 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	780	828
New York City, Transitional Finance Authority,
Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	$595	$566
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	400	454

		2,174

North Carolina – 0.0%
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2, RB
3.160%, VAR ICE LIBOR USD 3
Month+0.800%, 07/25/2025	195	196

Ohio – 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	226	246

Texas – 0.1%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	531	754

Total Municipal Bonds
(Cost $6,540) ($ Thousands)		6,803

	Shares
AFFILIATED PARTNERSHIP – 1.9%
SEI Liquidity Fund, L.P.
2.010% **†(F)	35,559,688	35,546

Total Affiliated Partnership
(Cost $35,548) ($ Thousands)		35,546

CASH EQUIVALENT – 6.3%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	117,102,711	117,103

Total Cash Equivalent
(Cost $117,103) ($ Thousands)		117,103

Total Investments in Securities – 114.9%
(Cost $2,145,830) ($ Thousands)		$2,124,518

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS/SWAPTION* – 0.0%
Total Purchased Options(G)
(Cost $135) ($ Thousands)	7,340,817	$108

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS/SWAPTION* – 0.0%
Total Written Options(G)
(Premiums Received $286) ($ Thousands)	(7,341,086)	$(268)

A list of the open option contracts held by the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION – 0.0%
CDX.NA.IG.30*	7,340,000	$45,875,000	62.50	08/18/18	$(6)

PURCHASED OPTIONS – 0.0%

Put Options
August 2018, U.S. 10 Year Future Option*	213	25,600	$118.50	07/21/18	10
August 2018, U.S. 5 Year Future Option*	130	$14,770	113.25	07/21/18	$18

		40,370			28

Call Options
August 2018, U.S. 10 Year Future Option*	131	15,745	120.50	07/21/18	43
August 2018, U.S. 10 Year Future Option*	213	25,600	121.50	07/21/18	23
August 2018, U.S. 5 Year Future Option*	130	14,770	114.00	07/21/18	20
		56,115			86

Total Purchased Options/Swaption		$45,971,485			$108

WRITTEN SWAPTION – 0.0%
CDX.NA.IG.30*	(7,340,000)	(58,720,000)	80.00	08/18/18	3

WRITTEN OPTIONS – 0.0%
Put Options
August 2018, U.S. 10 Year Future Option*	(73)	(8,774)	120.00	07/21/18	(26)
September 2018, U.S. 5 Year Future Option*	(265)	(30,108)	112.25	08/18/18	(17)

		(38,882)			(43)

Call Options
August 2018, U.S. 10 Year Future Option*	(177)	(21,273)	120.00	07/21/18	(97)
August 2018, U.S. 10 Year Future Option*	(142)	(17,067)	122.00	07/21/18	(9)
September 2018, U.S. 5 Year Future Option*	(265)	(30,109)	115.00	08/18/18	(21)
August 2018, U.S. Bond Future Option*	(131)	(18,995)	149.00	07/21/18	(12)
September 2018, U.S. Bond Future Option*	(33)	(4,785)	143.00	08/18/18	(89)

		(92,229)			(228)

Total Written Options/Swaption		$(58,851,111)			$(268)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	(90)	Mar-2019	$(21,994)	$(21,879)	$115
90-Day Euro$	628	Dec-2019	152,495	152,345	(150)
90-Day Euro$	(93)	Dec-2018	(22,777)	(22,636)	141
90-Day Euro$	(282)	Sep-2018	(68,832)	(68,769)	62
90-Day Euro$	28	Mar-2021	6,821	6,792	(28)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	218	Jun-2020	$53,069	$52,876	$(193)
Euro-BOBL	(86)	Sep-2018	(13,228)	(13,271)	(65)
U.S. 2-Year Treasury Note	268	Sep-2018	56,724	56,770	46
U.S. 2-Year Treasury Note	(28)	Sep-2018	(5,922)	(5,931)	(9)
U.S. 2-Year Treasury Note	193	Sep-2018	40,904	40,883	(21)
U.S. 5-Year Treasury Note	(111)	Sep-2018	(12,648)	(12,612)	36
U.S. 5-Year Treasury Note	521	Sep-2018	58,980	59,195	214
U.S. 10-Year Treasury Note	507	Sep-2018	60,561	60,935	374
U.S. Long Treasury Bond	(559)	Sep-2018	(79,849)	(81,055)	(1,206)
U.S. Ultra Long Treasury Bond	(87)	Sep-2018	(13,521)	(13,882)	(361)
U.S. Ultra Long Treasury Bond	122	Sep-2018	18,824	19,467	642
Ultra 10-Year U.S. Treasury Note	10	Sep-2018	1,268	1,282	14
Ultra 10-Year U.S. Treasury Note	(60)	Sep-2018	(7,561)	(7,694)	(133)

			$203,314	$202,816	$(522)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Bank of America	07/02/18	JPY	715,000	USD	6,703	$248
Goldman Sachs	07/02/18	JPY	770,000	USD	7,287	336

						$584

A list of outstanding centrally cleared swap contracts held by the Fund at June 30, 2018 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month USD LIBOR	1-Day USD FEDL01	Quarterly	09/19/2023	USD	53,767	$30	$–	$30
2.95%	3-Month USD LIBOR	Quarterly	11/15/2043	USD	4,001	31	(26)	57
3-Month USD LIBOR	2.25%	Semi- Annual	05/31/2022	USD	9,126	(215)	15	(230)
3-Month USD LIBOR	2.85%	Semi- Annual	08/31/2022	USD	46,631	(66)	(97)	31

						$(220)	$(108)	$(112)

Credit Default Swap
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX.NA.IG	Sell	1.00%	Quarterly	06/20/2023	$(46,760)	$705	$793	$(88)

						$705	$793	$(88)

Percentages are based on Net Assets of $1,849,519 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $208,097 ($ Thousands), representing 11.25% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $36,130 ($ Thousands).
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $35,546 ($ Thousands).
(G)	Refer to table below for details on Options/Swaptions Contracts.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$628,874	$–	$628,874
U.S. Treasury Obligations	–	582,229	–	582,229
Corporate Obligations	–	517,399	–	517,399
Asset-Backed Securities	–	162,899	–	162,899
Sovereign Debt	–	38,777	–	38,777
Commercial Paper	–	26,077	–	26,077
U.S. Government Agency Obligations	–	8,811	–	8,811
Municipal Bonds	–	6,803	–	6,803
Affiliated Partnership	–	35,546	–	35,546
Cash Equivalent	117,103	–	–	117,103

Total Investments in Securities	$117,103	$2,007,415	$–	$2,124,518

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaption	$108	$—	$—	$108
Written Options/Swaption	(268)	—	—	(268)
Futures Contracts *
Unrealized Appreciation	1,644	—	—	1,644
Unrealized Depreciation	(2,166)	—	—	(2,166)
Forwards Contracts *
Unrealized Appreciation	—	584	—	584
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	118	—	118
Unrealized Depreciation	—	(230)	—	(230)
Credit Default Swaps *
Unrealized Depreciation	—	(88)	—	(88)

Total Other Financial Instruments	$(682)	$384	$—	$(298)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Liquidity Fund, L.P.	$105,671	$660,377	$(730,502)	$(1)	$1	$35,546	$199
SEI Daily Income Trust, Government Fund, Cl F	230,644	952,385	(1,065,926)	—	—	117,103	928

Totals	$336,315	$1,612,762	$(1,796,428)	$(1)	$1	$152,649	$1,127

As of June 30, 2018, U.S. Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $46.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

U.S. Fixed Income Fund (Continued)

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	$-	-	$703,629	$703,629
Maximum potential amount of future payments	-	-	-	46,760,000	46,760,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$46,760,000	$-	$-	$46,760,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$46,760,000	$-	$-	$46,760,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.1%

Consumer Discretionary — 16.4%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$3,466	$3,280
4.250%, 05/15/2024 (A)	1,975	1,871
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	150	1
9.500%, 02/15/2004 (B)(C)	25	–
7.875%, 01/15/2009 (B)(C)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,130	1,912
Altice
7.750%, 05/15/2022 (A)	3,699	3,579
7.625%, 02/15/2025 (A)	5,380	4,950
Altice Financing
7.500%, 05/15/2026 (A)	5,392	5,215
6.625%, 02/15/2023 (A)	345	340
Altice Finco
8.125%, 01/15/2024 (A)	395	393
Altice US Finance I
5.500%, 05/15/2026 (A)	960	927
5.375%, 07/15/2023 (A)	1,946	1,936
AMC Entertainment Holdings
5.875%, 02/15/2022	30	30
5.875%, 11/15/2026	110	106
5.750%, 06/15/2025	415	407
AMC Networks
5.000%, 04/01/2024	1,673	1,648
4.750%, 08/01/2025	2,680	2,576
American Axle & Manufacturing
6.625%, 10/15/2022	373	383
6.500%, 04/01/2027	415	409
6.250%, 04/01/2025	540	536
6.250%, 03/15/2026	560	546
Aramark Services
5.000%, 02/01/2028 (A)	2,489	2,377
4.750%, 06/01/2026	700	676
Ashtead Capital
5.625%, 10/01/2024 (A)	375	384
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Belo
7.750%, 06/01/2027	1,675	1,767
Bon-Ton Department Stores
8.000%, 06/15/2021 (C)	4,150	706
Boyd Gaming
6.000%, 08/15/2026 (A)	300	297
Boyne USA
7.250%, 05/01/2025 (A)	125	130
Cablevision Systems
5.875%, 09/15/2022	3,850	3,821
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,325	1,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (A)	$1,740	$1,657
CCM Merger
6.000%, 03/15/2022 (A)	695	707
CCO Holdings
5.875%, 04/01/2024 (A)	3,210	3,218
5.750%, 02/15/2026 (A)	2,900	2,849
5.500%, 05/01/2026 (A)	3,495	3,389
5.375%, 05/01/2025 (A)	2,330	2,254
5.125%, 05/01/2027 (A)	3,938	3,685
5.000%, 02/01/2028 (A)	4,171	3,817
Cedar Fair
5.375%, 06/01/2024	1,000	1,010
Cengage Learning
9.500%, 06/15/2024 (A)	3,825	3,223
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	3,670	3,835
7.500%, 04/01/2028 (A)	1,605	1,625
Chinos Intermediate Holdings
7.750% cash/0% PIK, 05/01/2019 (A)	0	–
Churchill Downs
4.750%, 01/15/2028 (A)	542	501
Cinemark USA
4.875%, 06/01/2023	840	823
Claire’s Stores
9.000%, 03/15/2019 (A)(C)	815	513
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	4,260	4,234
6.500%, 11/15/2022	2,885	2,939
Constellation
8.500%, 09/15/2025 (A)	485	461
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	465	459
CSC Holdings
10.875%, 10/15/2025 (A)	2,874	3,313
10.125%, 01/15/2023 (A)	505	557
6.750%, 11/15/2021	1,250	1,309
6.625%, 10/15/2025 (A)	420	430
5.500%, 04/15/2027 (A)	856	817
5.375%, 02/01/2028 (A)	1,550	1,434
5.250%, 06/01/2024	2,000	1,890
Cumulus Media Holdings
7.750%, 05/01/2019 (C)	4,580	595
Dana
6.000%, 09/15/2023	880	909
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	390	396
Delphi Technologies
5.000%, 10/01/2025 (A)	3,631	3,463
Diamond Resorts International
10.750%, 09/01/2024 (A)	1,880	2,016

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$3,422	$2,998
6.750%, 06/01/2021	877	878
5.875%, 07/15/2022	1,030	968
5.875%, 11/15/2024	10,759	9,105
5.000%, 03/15/2023	2,720	2,360
DISH Network
3.375%, 08/15/2026	425	412
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	568	567
ESH Hospitality
5.250%, 05/01/2025 (A)	3,760	3,628
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,472
Fiat Chrysler Automobiles
5.250%, 04/15/2023	355	357
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	287	271
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)(C)	3,108	–
Golden Nugget
8.750%, 10/01/2025 (A)	1,450	1,490
6.750%, 10/15/2024 (A)	2,335	2,335
Goodyear Tire & Rubber
5.125%, 11/15/2023	1,323	1,313
Gray Television
5.125%, 10/15/2024 (A)	2,654	2,540
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (A)	5,480	4,220
9.625%, 04/15/2020 (A)	–	–
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,490	2,411
Hanesbrands
4.875%, 05/15/2026 (A)	1,229	1,186
Herc Rentals
7.750%, 06/01/2024 (A)	672	717
7.500%, 06/01/2022 (A)	113	120
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	562	552
Hilton Worldwide Finance
4.875%, 04/01/2027	115	111
4.625%, 04/01/2025	230	224
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (C)	6,016	745
10.625%, 03/15/2023 (C)	951	720
9.000%, 12/15/2019 (C)	2,959	2,241
9.000%, 03/01/2021 (C)	1,210	914
9.000%, 09/15/2022 (C)	2,173	1,651
iHeartCommunications (Escrow Security)
12.000%, 08/01/2021 (B)	3,515	–
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	510	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A)	$3,565	$3,378
International Game Technology
6.500%, 02/15/2025 (A)	1,025	1,058
Interval Acquisition
5.625%, 04/15/2023	620	625
IRB Holding
6.750%, 02/15/2026 (A)	3,253	3,107
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,215
JC Penney
6.375%, 10/15/2036	505	284
KFC Holding
5.000%, 06/01/2024 (A)	1,587	1,567
4.750%, 06/01/2027 (A)	835	789
L Brands
6.950%, 03/01/2033	646	575
6.875%, 11/01/2035	145	129
6.750%, 07/01/2036	1,045	920
5.250%, 02/01/2028	1,085	964
Lee Enterprises
9.500%, 03/15/2022 (A)	1,300	1,357
LHMC Finco Sarl
7.875%, 12/20/2023 (A)	1,480	1,441
Liberty Interactive
8.250%, 02/01/2030	2,205	2,339
Lithia Motors
5.250%, 08/01/2025 (A)	180	176
Live Nation Entertainment
4.875%, 11/01/2024 (A)	120	116
M/I Homes
5.625%, 08/01/2025	3,510	3,282
Mattel
6.750%, 12/31/2025 (A)	4,244	4,133
McClatchy
9.000%, 12/15/2022	2,455	2,561
9.000%, 07/15/2026	1,885	1,833
MDC Partners
6.500%, 05/01/2024 (A)	1,650	1,431
Men’s Wearhouse
7.000%, 07/01/2022	4,016	4,126
Meredith
6.875%, 02/01/2026 (A)	664	655
Merlin Entertainments
5.750%, 06/15/2026 (A)	355	360
MGM Resorts International
7.750%, 03/15/2022	1,040	1,128
6.000%, 03/15/2023	1,965	2,024
5.750%, 06/15/2025	1,401	1,399
4.625%, 09/01/2026	1,572	1,454
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	175	–

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	$1	$1
Monitronics International
9.125%, 04/01/2020	6,245	4,012
Neiman Marcus Group
8.750% cash/0% PIK, 10/15/2021 (A)	1,506	1,001
8.000%, 10/15/2021 (A)	505	334
Netflix
5.875%, 11/15/2028 (A)	520	525
4.875%, 04/15/2028 (A)	560	534
4.375%, 11/15/2026	1,178	1,101
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	160	164
5.625%, 08/01/2024 (A)	2,017	1,951
Nine West Holdings
8.250%, 03/15/2019 (A)(C)	1,479	373
PetSmart
8.875%, 06/01/2025 (A)	420	276
7.125%, 03/15/2023 (A)	1,225	823
5.875%, 06/01/2025 (A)	848	653
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	765	704
PulteGroup
5.000%, 01/15/2027	987	938
Quebecor Media
5.750%, 01/15/2023	985	1,005
QVC
4.450%, 02/15/2025	595	575
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	2,075	2,054
Sally Holdings
5.625%, 12/01/2025	792	731
Scientific Games International
5.000%, 10/15/2025 (A)	1,600	1,524
Service International
7.500%, 04/01/2027	1,295	1,460
ServiceMaster
5.125%, 11/15/2024 (A)	621	602
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	1,875	2,025
Sinclair Television Group
6.125%, 10/01/2022	715	728
5.625%, 08/01/2024 (A)	840	834
5.125%, 02/15/2027 (A)	3,609	3,320
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,308	1,332
5.375%, 04/15/2025 (A)	2,420	2,387
5.375%, 07/15/2026 (A)	2,035	1,959
5.000%, 08/01/2027 (A)	2,011	1,883
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,675	1,626
4.875%, 07/31/2024 (A)	3,203	3,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Staples
8.500%, 09/15/2025 (A)	$1,757	$1,638
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	5,513	5,568
Station Casinos
5.000%, 10/01/2025 (A)	3,018	2,837
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,705	3,483
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,275	1,247
Tempur Sealy International
5.625%, 10/15/2023	455	456
5.500%, 06/15/2026	455	440
Tenneco
5.000%, 07/15/2026	340	304
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	873	912
Townsquare Media
6.500%, 04/01/2023 (A)	700	630
Tribune Media
5.875%, 07/15/2022	3,140	3,169
Univision Communications
5.125%, 02/15/2025 (A)	3,521	3,253
Viking Cruises
6.250%, 05/15/2025 (A)	2,175	2,132
Vista Outdoor
5.875%, 10/01/2023	1,205	1,148
Weight Watchers International
8.625%, 12/01/2025 (A)	1,313	1,441
WMG Acquisition
4.875%, 11/01/2024 (A)	135	132
Wyndham Destinations
5.100%, 10/01/2025	551	564
4.250%, 03/01/2022	937	912
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,090	2,053
5.250%, 05/15/2027 (A)	646	604
Yum! Brands
6.875%, 11/15/2037	1,915	1,886
5.350%, 11/01/2043	130	115

		268,683

Consumer Staples — 2.9%
Albertsons
6.085%, VAR ICE LIBOR USD 3 Month+3.750%, 01/15/2024 (A)	2,693	2,700
5.750%, 03/15/2025	1,207	1,068
Avon International Operations
7.875%, 08/15/2022 (A)	2,498	2,476
Avon Products
7.000%, 03/15/2023	269	226

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
B&G Foods
5.250%, 04/01/2025	$2,738	$2,581
Central Garden & Pet
6.125%, 11/15/2023	495	512
5.125%, 02/01/2028	580	536
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,605	1,541
Cott Holdings
5.500%, 04/01/2025 (A)	815	793
Coty
6.500%, 04/15/2026 (A)	685	657
Energizer Gamma Acquisition
6.375%, 07/15/2026 (A)	210	214
Energizer Holdings
5.500%, 06/15/2025 (A)	670	658
First Quality Finance
5.000%, 07/01/2025 (A)	1,559	1,426
High Ridge Brands
8.875%, 03/15/2025 (A)	405	180
HRG Group
7.750%, 01/15/2022	480	493
KeHE Distributors
7.625%, 08/15/2021 (A)(D)	1,900	1,848
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	535	482
New Albertsons
8.700%, 05/01/2030	90	78
8.000%, 05/01/2031	4,950	4,059
7.750%, 06/15/2026	325	281
7.450%, 08/01/2029	2,370	1,920
NVA Holdings
6.875%, 04/01/2026 (A)	1,590	1,580
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	2,688	2,493
Post Holdings
5.750%, 03/01/2027 (A)	995	965
5.625%, 01/15/2028 (A)	255	239
5.500%, 03/01/2025 (A)	565	552
5.000%, 08/15/2026 (A)	3,628	3,383
Rite Aid
7.700%, 02/15/2027	2,915	2,463
6.875%, 12/15/2028 (A)	600	468
6.125%, 04/01/2023 (A)	3,665	3,716
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,660	2,500
Simmons Foods
5.750%, 11/01/2024 (A)	3,075	2,668
Spectrum Brands
5.750%, 07/15/2025	1,209	1,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TreeHouse Foods
6.000%, 02/15/2024 (A)	$645	$656

		47,606

Energy — 10.8%
Alta Mesa Holdings
7.875%, 12/15/2024	1,685	1,784
Andeavor Logistics
6.375%, 05/01/2024	250	267
6.250%, 10/15/2022	95	98
Antero Midstream Partners
5.375%, 09/15/2024	280	282
Antero Resources
5.625%, 06/01/2023	60	61
5.125%, 12/01/2022	455	456
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	203
6.125%, 11/15/2022 (A)	6,106	6,167
Boardwalk Pipelines
5.950%, 06/01/2026	425	456
Calfrac Holdings
8.500%, 06/15/2026 (A)	2,605	2,592
California Resources
8.000%, 12/15/2022 (A)	3,417	3,101
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,021	3,006
Carrizo Oil & Gas
8.250%, 07/15/2025	1,258	1,334
7.500%, 09/15/2020	43	43
6.250%, 04/15/2023	245	248
Chaparral Energy
8.750%, 07/15/2023 (A)	1,386	1,395
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	1,733	1,802
5.125%, 06/30/2027	1,895	1,879
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	1,325	1,292
Chesapeake Energy
8.000%, 12/15/2022 (A)	656	689
8.000%, 01/15/2025 (A)	3,084	3,141
8.000%, 06/15/2027 (A)	605	615
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,334
Continental Resources
5.000%, 09/15/2022	60	61
Covey Park Energy
7.500%, 05/15/2025 (A)	330	337
Crestwood Midstream Partners
6.250%, 04/01/2023	365	372
5.750%, 04/01/2025	2,975	2,971
CrownRock
5.625%, 10/15/2025 (A)	1,625	1,568

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DCP Midstream Operating
8.125%, 08/16/2030	$1,285	$1,526
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	646	591
Delek Logistics Partners
6.750%, 05/15/2025 (A)	811	811
Denbury Resources
9.250%, 03/31/2022 (A)	484	513
9.000%, 05/15/2021 (A)	1,775	1,877
Diamond Offshore Drilling
7.875%, 08/15/2025	804	833
Diamondback Energy
5.375%, 05/31/2025 (A)	240	239
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	397	385
Energy Transfer Equity
5.875%, 01/15/2024	977	1,001
Ensco
8.000%, 01/31/2024	962	967
7.750%, 02/01/2026	1,500	1,417
5.750%, 10/01/2044	1,705	1,208
EP Energy
9.375%, 05/01/2020	972	960
9.375%, 05/01/2024 (A)	1,142	936
8.000%, 11/29/2024 (A)	370	374
8.000%, 02/15/2025 (A)	653	506
7.750%, 05/15/2026 (A)	3,765	3,850
6.375%, 06/15/2023	669	460
Exterran Energy Solutions
8.125%, 05/01/2025	465	491
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	589	617
5.625%, 02/01/2026 (A)	4,228	4,048
FTS International
6.250%, 05/01/2022	4,387	4,425
Genesis Energy
6.500%, 10/01/2025	805	773
Great Western Petroleum
9.000%, 09/30/2021 (A)	184	188
Gulfport Energy
6.375%, 01/15/2026	768	737
6.000%, 10/15/2024	662	637
Halcon Resources
6.750%, 02/15/2025 (A)	4,150	3,878
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	225	224
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	400	144
Jagged Peak Energy
5.875%, 05/01/2026 (A)	215	211
Jupiter Resources
8.500%, 10/01/2022 (A)	3,510	1,439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	$1,990	$2,057
McDermott Technology Americas
10.625%, 05/01/2024 (A)	1,700	1,772
MEG Energy
7.000%, 03/31/2024 (A)	4,876	4,547
6.500%, 01/15/2025 (A)	490	489
6.375%, 01/30/2023 (A)	1,350	1,256
Midstates Petroleum
10.750%, 10/01/2020 (C)	2,540	–
10.000%, 06/01/2020 (C)	720	–
9.250%, 06/01/2021 (C)	360	–
Murphy Oil
6.875%, 08/15/2024	420	441
5.750%, 08/15/2025	894	891
Murray Energy
11.250%, 04/15/2021 (A)	3,063	1,807
Nabors Industries
5.750%, 02/01/2025 (A)	1,164	1,100
NGL Energy Partners
7.500%, 11/01/2023	2,280	2,303
6.125%, 03/01/2025	543	513
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	94
4.375%, 08/15/2022 (A)	385	381
Noble Holding International
7.750%, 01/15/2024	4,220	3,998
4.625%, 03/01/2021	851	828
NuStar Logistics
5.625%, 04/28/2027	2,044	1,978
Oasis Petroleum
6.875%, 03/15/2022	265	269
6.875%, 01/15/2023	790	804
6.250%, 05/01/2026 (A)	315	318
Parker Drilling
6.750%, 07/15/2022	3,490	2,548
Parsley Energy
5.375%, 01/15/2025 (A)	1,889	1,875
5.250%, 08/15/2025 (A)	1,190	1,169
PBF Holding
7.000%, 11/15/2023	805	833
Peabody Energy
6.375%, 03/31/2025 (A)	4,075	4,207
Precision Drilling
7.750%, 12/15/2023	280	295
7.125%, 01/15/2026 (A)	285	293
6.500%, 12/15/2021	57	58
Pride International
7.875%, 08/15/2040	930	835
Range Resources
5.000%, 08/15/2022	65	64
5.000%, 03/15/2023	270	261

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 05/15/2025	$1,202	$1,127
Rowan
7.375%, 06/15/2025	2,818	2,727
5.850%, 01/15/2044	2,915	2,157
5.400%, 12/01/2042	370	266
RSP Permian
6.625%, 10/01/2022	250	262
5.250%, 01/15/2025	140	150
Sabine Pass Liquefaction
5.875%, 06/30/2026	140	150
5.000%, 03/15/2027	350	356
Sable Permian Resources Land
8.000%, 06/15/2020 (A)	784	776
Sanchez Energy
7.250%, 02/15/2023 (A)	1,325	1,312
6.125%, 01/15/2023	1,595	1,084
SemGroup
5.625%, 07/15/2022	3,040	2,949
SESI
7.750%, 09/15/2024	985	1,011
Seventy Seven Energy (Escrow)
6.500%, 07/15/2022 (C)	305	–
Seventy Seven Operating (Escrow)
6.625%, 11/15/2019 (B)(C)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	428	431
SM Energy
6.500%, 11/15/2021	250	256
6.500%, 01/01/2023	180	182
6.125%, 11/15/2022	140	143
5.625%, 06/01/2025	295	281
5.000%, 01/15/2024	1,288	1,219
Southwestern Energy
7.750%, 10/01/2027	744	772
7.500%, 04/01/2026	744	770
6.700%, 01/23/2025	2,525	2,471
4.100%, 03/15/2022	300	287
SRC Energy
6.250%, 12/01/2025 (A)	1,740	1,738
Summit Midstream Holdings
5.750%, 04/15/2025	2,940	2,793
5.500%, 08/15/2022	1,548	1,521
Sunoco
5.875%, 03/15/2028 (A)	1,585	1,494
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	615	604
Targa Resources Partners
6.750%, 03/15/2024	3,375	3,544
5.875%, 04/15/2026 (A)	1,024	1,032
5.125%, 02/01/2025	160	158
5.000%, 01/15/2028 (A)	2,056	1,912
4.250%, 11/15/2023	65	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean
9.000%, 07/15/2023 (A)	$719	$774
7.500%, 01/15/2026 (A)	355	360
7.500%, 04/15/2031	3,156	2,927
6.800%, 03/15/2038	70	57
5.800%, 10/15/2022	2,415	2,397
Transocean Guardian
5.875%, 01/15/2024 (A)	1,180	1,176
Ultra Resources
7.125%, 04/15/2025 (A)	450	316
6.875%, 04/15/2022 (A)	930	705
USA Compression Partners
6.875%, 04/01/2026 (A)	1,630	1,687
Vermilion Energy
5.625%, 03/15/2025 (A)	1,325	1,315
Weatherford International
9.875%, 02/15/2024	1,975	1,994
9.875%, 03/01/2039	495	478
7.750%, 06/15/2021	493	507
5.950%, 04/15/2042	2,015	1,506
5.125%, 09/15/2020	493	496
Whiting Petroleum
6.625%, 01/15/2026 (A)	1,449	1,493
6.250%, 04/01/2023	2,688	2,755
WildHorse Resource Development
6.875%, 02/01/2025 (A)	1,910	1,946
Williams
4.550%, 06/24/2024	1,010	1,010
WPX Energy
8.250%, 08/01/2023	560	634
6.000%, 01/15/2022	76	79
5.750%, 06/01/2026	811	809
5.250%, 09/15/2024	1,834	1,804

		176,326

Financials — 4.4%
Acrisure
7.000%, 11/15/2025 (A)	6,145	5,592
AHP Health Partners
9.750%, 07/15/2026 (A)	992	992
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	1,147	1,184
Ally Financial
5.750%, 11/20/2025	1,715	1,747
4.625%, 05/19/2022	835	833
4.250%, 04/15/2021	390	390
4.125%, 03/30/2020	595	596
4.125%, 02/13/2022	175	172
AmWINS Group
7.750%, 07/01/2026 (A)	596	605
ASP AMC
8.000%, 05/15/2025 (A)	3,227	2,678

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AssuredPartners
7.000%, 08/15/2025 (A)	$1,419	$1,366
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	2,013
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	50
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	280	287
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	280	286
City National Bank
9.000%, 08/12/2019 (B)	3,384	3,595
Credit Acceptance
7.375%, 03/15/2023	1,360	1,404
6.125%, 02/15/2021	555	557
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360
5 Year Curr+4.598%, 12/31/2049 (A)	765	790
CTR Partnership
5.250%, 06/01/2025	2,110	2,036
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,263
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	2,075	2,023
Freedom Mortgage
8.250%, 04/15/2025 (A)	1,545	1,514
8.125%, 11/15/2024 (A)	805	781
HUB International
7.000%, 05/01/2026 (A)	3,553	3,509
Hunt
6.250%, 02/15/2026 (A)	937	874
Infinity Acquisition
7.250%, 08/01/2022 (A)	585	597
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	331	335
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5
Year Curr+4.760%, 12/01/2099	1,965	1,996
LPL Holdings
5.750%, 09/15/2025 (A)	3,287	3,197
MGIC Investment
5.750%, 08/15/2023	1,320	1,346
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	1,800	1,823
4.500%, 09/01/2026	2,461	2,286
4.500%, 01/15/2028	492	446
MSCI
5.750%, 08/15/2025 (A)	566	583
5.375%, 05/15/2027 (A)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient
7.250%, 09/25/2023	$576	$603
Popular
7.000%, 07/01/2019	863	876
Quicken Loans
5.250%, 01/15/2028 (A)	1,323	1,220
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360
5 Year Curr+5.720%, 12/29/2049	740	777
Springleaf Finance
7.750%, 10/01/2021	1,650	1,774
6.875%, 03/15/2025	1,080	1,072
6.125%, 05/15/2022	810	826
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	971	978
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,556
USIS Merger Sub
6.875%, 05/01/2025 (A)	2,772	2,758
Wand Merger
9.125%, 07/15/2026 (A)	1,326	1,326
8.125%, 07/15/2023 (A)	2,485	2,525
WeWork
7.875%, 05/01/2025 (A)	3,410	3,265
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,250	2,065

		71,667

Health Care — 8.5%
21st Century Oncology
10.000% cash/0% PIK, 04/30/2023 (B)	349	305
Acadia Healthcare
5.625%, 02/15/2023	2,540	2,559
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	2,937	2,731
Aurora Diagnostics Holdings
12.250%, 01/15/2020 (B)	4,881	4,344
Avantor
9.000%, 10/01/2025 (A)	1,124	1,133
6.000%, 10/01/2024 (A)	1,308	1,294
BioScrip
8.875%, 02/15/2021	3,211	3,067
Centene
6.125%, 02/15/2024	275	290
4.750%, 01/15/2025	4,530	4,507
Centene Escrow I
5.375%, 06/01/2026 (A)	744	754
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	1,500	1,419
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,345	1,348

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CHS
9.875%, 06/22/2019 (A)	$927	$834
8.625%, 01/15/2024 (A)	2,890	2,897
6.875%, 02/01/2022	1,455	742
6.250%, 03/31/2023	1,995	1,828
DaVita
5.000%, 05/01/2025	1,632	1,536
DJO Finance
10.750%, 04/15/2020	973	951
8.125%, 06/15/2021 (A)	4,791	4,850
Encompass Health
5.750%, 11/01/2024	560	560
5.750%, 09/15/2025	672	679
Endo
6.000%, 07/15/2023 (A)	625	514
5.875%, 10/15/2024 (A)	200	195
Endo Finance
5.750%, 01/15/2022 (A)	981	878
Envision Healthcare
6.250%, 12/01/2024 (A)	411	438
5.625%, 07/15/2022	2,593	2,627
Gates Global
6.000%, 07/15/2022 (A)	365	370
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	1,325	1,289
HCA
7.500%, 02/15/2022	555	603
5.875%, 05/01/2023	1,855	1,925
5.875%, 02/15/2026	3,765	3,798
5.375%, 02/01/2025	10,548	10,387
5.250%, 04/15/2025	2,100	2,100
5.250%, 06/15/2026	1,880	1,867
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	2,235	2,274
5.000%, 02/15/2025 (A)	595	577
Hologic
4.625%, 02/01/2028 (A)	654	615
4.375%, 10/15/2025 (A)	340	324
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	424	446
IQVIA
5.000%, 10/15/2026 (A)	1,783	1,736
Kindred Healthcare
8.750%, 01/15/2023	910	970
Kinetic Concepts
7.875%, 02/15/2021 (A)	785	797
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	263
5.500%, 04/15/2025 (A)	630	504
4.875%, 04/15/2020 (A)	2,050	2,014
Molina Healthcare
5.375%, 11/15/2022	3,021	3,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 06/15/2025 (A)	$3,962	$3,843
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	2,403	2,463
One Call
10.000%, 10/01/2024 (A)	1,764	1,524
7.500%, 07/01/2024 (A)	232	229
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	1,875	1,833
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	1,400	1,444
Prestige Brands
6.375%, 03/01/2024 (A)	200	198
Quorum Health
11.625%, 04/15/2023	640	640
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	3,148	3,311
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	382
Tenet Healthcare
8.125%, 04/01/2022	615	643
7.500%, 01/01/2022 (A)	225	234
7.000%, 08/01/2025 (A)	4,365	4,332
6.750%, 06/15/2023	5,141	5,115
5.125%, 05/01/2025 (A)	1,524	1,449
4.625%, 07/15/2024 (A)	2,920	2,766
4.500%, 04/01/2021	590	584
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	4,719	4,902
9.000%, 12/15/2025 (A)	1,242	1,287
8.500%, 01/31/2027 (A)	1,992	2,017
7.250%, 07/15/2022 (A)	1,033	1,058
7.000%, 03/15/2024 (A)	1,145	1,201
6.500%, 03/15/2022 (A)	900	932
6.125%, 04/15/2025 (A)	3,665	3,376
5.875%, 05/15/2023 (A)	2,585	2,428
5.625%, 12/01/2021 (A)	790	777
5.500%, 03/01/2023 (A)	6,163	5,732
5.500%, 11/01/2025 (A)	315	310
WellCare Health Plans
5.250%, 04/01/2025	4,322	4,300

		138,489

Industrials — 7.2%
ACCO Brands
5.250%, 12/15/2024 (A)	270	269
Actuant
5.625%, 06/15/2022	3,000	3,038
ADT
3.500%, 07/15/2022	405	379
AECOM
5.875%, 10/15/2024	165	171
5.125%, 03/15/2027	135	127

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aircastle
5.000%, 04/01/2023	$525	$527
American Woodmark
4.875%, 03/15/2026 (A)	370	351
AMN Healthcare
5.125%, 10/01/2024 (A)	909	882
Arconic
5.900%, 02/01/2027	475	479
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,150	1,127
5.500%, 04/01/2023	2,156	2,102
BBA US Holdings
5.375%, 05/01/2026 (A)	235	236
Bombardier
7.500%, 12/01/2024 (A)	1,938	2,040
7.500%, 03/15/2025 (A)	475	495
6.000%, 10/15/2022 (A)	3,127	3,114
Builders FirstSource
5.625%, 09/01/2024 (A)	961	935
BWX Technologies
5.375%, 07/15/2026 (A)	628	636
CDW
5.000%, 09/01/2025	550	540
Cenveo
8.500%, 09/15/2022 (A)(C)	5,650	85
6.000%, 08/01/2019 (A)(C)	4,115	1,481
Cimpress
7.000%, 06/15/2026 (A)	1,200	1,226
Core & Main
6.125%, 08/15/2025 (A)	3,029	2,870
DAE Funding
5.000%, 08/01/2024 (A)	713	685
4.500%, 08/01/2022 (A)	480	465
Fortress Transportation & Infrastructure
Investors
6.750%, 03/15/2022 (A)	1,795	1,835
Garda World Security
8.750%, 05/15/2025 (A)	1,400	1,431
GFL Environmental
5.375%, 03/01/2023 (A)	3,010	2,784
Global A&T Electronics
8.500%, 01/12/2023	3,474	3,300
Grinding Media
7.375%, 12/15/2023 (A)	595	620
HD Supply
7.000%, 04/15/2019 (A)	315	330
Hertz
7.625%, 06/01/2022 (A)	2,034	1,953
6.250%, 10/15/2022	380	338
5.875%, 10/15/2020	1,019	996
5.500%, 10/15/2024 (A)	1,630	1,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hillman Group
6.375%, 07/15/2022 (A)(D)	$3,488	$3,340
Hulk Finance
7.000%, 06/01/2026 (A)	1,323	1,267
Icahn Enterprises
6.250%, 02/01/2022 (A)	1,480	1,509
5.875%, 02/01/2022	1,499	1,501
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,157
4.750%, 01/15/2025 (A)	200	195
Jeld-Wen
4.875%, 12/15/2027 (A)	3,150	2,929
4.625%, 12/15/2025 (A)	2,190	2,086
KAR Auction Services
5.125%, 06/01/2025 (A)	451	431
KLX
5.875%, 12/01/2022 (A)	850	883
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	280	290
LTF Merger
8.500%, 06/15/2023 (A)	830	863
Mueller Water Products
5.500%, 06/15/2026 (A)	320	322
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	695	739
6.250%, 03/15/2026 (A)	3,215	3,247
Nielsen Finance
5.000%, 04/15/2022 (A)	1,977	1,943
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	3,640	3,467
Novelis
6.250%, 08/15/2024 (A)	1,543	1,543
5.875%, 09/30/2026 (A)	3,042	2,913
Oshkosh
5.375%, 03/01/2025	30	31
Pisces Midco
8.000%, 04/15/2026 (A)	1,325	1,274
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	2,987	3,180
RBS Global
4.875%, 12/15/2025 (A)	2,906	2,732
Remington Arms
%, 12/31/2049	1,245	–
RR Donnelley & Sons
6.000%, 04/01/2024	1,990	1,920
Sensata Technologies
5.000%, 10/01/2025 (A)	1,640	1,652
4.875%, 10/15/2023 (A)	1,600	1,608
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	2,685	2,792
SPX FLOW
5.875%, 08/15/2026 (A)	360	356

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 08/15/2024 (A)	$170	$169
Standard Industries
6.000%, 10/15/2025 (A)	825	827
4.750%, 01/15/2028 (A)	2,593	2,379
Summit Materials
6.125%, 07/15/2023	2,090	2,121
5.125%, 06/01/2025 (A)	600	564
Team Health Holdings
6.375%, 02/01/2025 (A)	1,195	1,028
Terex
5.625%, 02/01/2025 (A)	425	423
Titan Acquisition
7.750%, 04/15/2026 (A)	776	724
Titan International
6.500%, 11/30/2023 (A)	1,965	1,960
TransDigm
6.500%, 05/15/2025	1,595	1,613
6.375%, 06/15/2026	623	618
6.000%, 07/15/2022	440	443
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	780	791
TriMas
4.875%, 10/15/2025 (A)	205	195
Triumph Group
7.750%, 08/15/2025	335	332
4.875%, 04/01/2021	550	529
Tutor Perini
6.875%, 05/01/2025 (A)	2,460	2,463
United Rentals North America
5.875%, 09/15/2026	1,355	1,369
5.750%, 11/15/2024	375	381
5.500%, 07/15/2025	1,245	1,254
5.500%, 05/15/2027	991	961
4.875%, 01/15/2028	2,277	2,109
Wabash National
5.500%, 10/01/2025 (A)	340	326
Weekley Homes
6.625%, 08/15/2025 (A)	3,395	3,217
Welbilt
9.500%, 02/15/2024	240	264
Wrangler Buyer
6.000%, 10/01/2025 (A)	1,225	1,158
Xerium Technologies
9.500%, 08/15/2021	3,770	3,977
XPO Logistics
6.500%, 06/15/2022 (A)	320	327
6.125%, 09/01/2023 (A)	220	226

		118,046

Information Technology — 3.3%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Advanced Micro Devices
7.500%, 08/15/2022	$1,000	$1,105
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,058	1,063
Amkor Technology
6.375%, 10/01/2022	1,625	1,654
Anixter
5.500%, 03/01/2023	230	237
Ascend Learning
6.875%, 08/01/2025 (A)	215	217
Cardtronics
5.500%, 05/01/2025 (A)	671	607
CDK Global
5.875%, 06/15/2026	686	699
CommScope Technologies
6.000%, 06/15/2025 (A)	1,325	1,353
Dell International
6.020%, 06/15/2026 (A)	2,010	2,111
Entegris
4.625%, 02/10/2026 (A)	2,421	2,306
Everi Payments
7.500%, 12/15/2025 (A)	2,530	2,536
Fair Isaac
5.250%, 05/15/2026 (A)	544	546
First Data
7.000%, 12/01/2023 (A)	1,901	1,980
5.750%, 01/15/2024 (A)	2,415	2,415
5.375%, 08/15/2023 (A)	1,489	1,503
5.000%, 01/15/2024 (A)	1,290	1,280
Gartner
5.125%, 04/01/2025 (A)	245	244
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,028	3,380
Hughes Satellite Systems
7.625%, 06/15/2021	1,200	1,276
6.625%, 08/01/2026	140	130
5.250%, 08/01/2026	900	844
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	880	882
Infor US
6.500%, 05/15/2022	1,815	1,817
Informatica
7.125%, 07/15/2023 (A)	735	743
j2 Cloud Services
6.000%, 07/15/2025 (A)	1,150	1,164
MagnaChip Semiconductor
6.625%, 07/15/2021	790	764
Match Group
5.000%, 12/15/2027 (A)	1,052	978
NCR
5.000%, 07/15/2022	2,240	2,218

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nuance Communications
5.625%, 12/15/2026	$1,706	$1,668
NXP BV
4.625%, 06/01/2023 (A)	455	459
Open Text
5.875%, 06/01/2026 (A)	1,389	1,417
Rackspace Hosting
8.625%, 11/15/2024 (A)	2,675	2,688
Riverbed Technology
8.875%, 03/01/2023 (A)	105	100
RP Crown Parent
7.375%, 10/15/2024 (A)	268	276
Sabre
5.375%, 04/15/2023 (A)	215	217
5.250%, 11/15/2023 (A)	2,426	2,441
Solera
10.500%, 03/01/2024 (A)	1,230	1,366
Symantec
5.000%, 04/15/2025 (A)	1,945	1,884
Unisys
10.750%, 04/15/2022 (A)	1,790	2,005
VeriSign
4.750%, 07/15/2027	539	515
Veritas US
10.500%, 02/01/2024 (A)	2,191	1,797
West
8.500%, 10/15/2025 (A)	1,575	1,437

		54,833

Materials – 7.6%
AK Steel
7.000%, 03/15/2027	1,575	1,496
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	303
6.750%, 09/30/2024 (A)	495	522
6.125%, 05/15/2028 (A)	1,098	1,105
Aleris International
10.750%, 07/15/2023 (A)	695	699
Allegheny Technologies
7.875%, 08/15/2023	1,655	1,781
Alpha 2 BV
8.750%, 06/01/2023 (A)	1,850	1,841
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,768
ArcelorMittal
7.000%, 10/15/2039	1,150	1,320
ARD Finance
7.125% cash/0% PIK, 09/15/2023	4,062	4,072
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	2,735	2,844
6.000%, 02/15/2025 (A)	2,155	2,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
4.875%, 08/15/2024 (A)	$290	$288
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,420	2,423
Big River Steel
7.250%, 09/01/2025 (A)	1,525	1,567
Boart Longyear Management Pty
10.000% cash/0% PIK, 12/31/2022	1,640	1,607
BWAY Holding
7.250%, 04/15/2025 (A)	3,339	3,256
CF Industries
5.150%, 03/15/2034	1,025	951
Chemours
6.625%, 05/15/2023	525	551
5.375%, 05/15/2027	511	494
Clearwater Paper
5.375%, 02/01/2025 (A)	910	825
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	963
Compass Minerals International
4.875%, 07/15/2024 (A)(D)	383	359
Constellium
5.875%, 02/15/2026 (A)	2,348	2,266
5.750%, 05/15/2024 (A)	1,299	1,256
Cornerstone Chemical
6.750%, 08/15/2024 (A)	3,095	3,033
Crown Americas
4.750%, 02/01/2026 (A)	2,883	2,739
CVR Partners
9.250%, 06/15/2023 (A)	2,727	2,809
Eldorado
6.125%, 12/15/2020 (A)	1,140	1,100
First Quantum Minerals
7.500%, 04/01/2025 (A)	5,302	5,232
7.250%, 04/01/2023 (A)	785	785
6.875%, 03/01/2026 (A)	2,615	2,504
6.500%, 03/01/2024 (A)	1,320	1,274
Flex Acquisition
7.875%, 07/15/2026 (A)	1,522	1,516
6.875%, 01/15/2025 (A)	3,854	3,710
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,053	1,002
Freeport-McMoRan
5.450%, 03/15/2043	3,301	2,896
5.400%, 11/14/2034	1,430	1,298
4.550%, 11/14/2024	70	66
3.875%, 03/15/2023	1,908	1,803
GCP Applied Technologies
5.500%, 04/15/2026 (A)	470	462
HB Fuller
4.000%, 02/15/2027	1,307	1,173

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hecla Mining
6.875%, 05/01/2021	$2,013	$2,034
Hexion
10.000%, 04/15/2020	1,604	1,588
6.625%, 04/15/2020	5,920	5,543
Huntsman International
5.125%, 11/15/2022	365	375
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,130	1,113
Kissner Holdings
8.375%, 12/01/2022 (A)(B)	816	834
Kraton Polymers
7.000%, 04/15/2025 (A)	749	775
LSB Industries
9.625%, 05/01/2023 (A)	1,930	1,944
Mirabela Nickel
1.000%, 07/31/2044 (B)	–	–
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	1,585	1,579
New Gold
6.375%, 05/15/2025 (A)	430	423
6.250%, 11/15/2022 (A)	2,577	2,603
Noranda Aluminum Acquistion Escrow
11.000%, 06/01/2019 (C)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	873	814
5.000%, 05/01/2025 (A)	1,700	1,611
4.875%, 06/01/2024 (A)	751	713
OCI
6.625%, 04/15/2023 (A)	991	1,007
Olin
5.000%, 02/01/2030	980	926
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	615
5.875%, 08/15/2023 (A)	670	678
Platform Specialty Products
5.875%, 12/01/2025 (A)	3,933	3,844
PQ
5.750%, 12/15/2025 (A)	1,475	1,451
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,285	5,364
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(C)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	265	271
5.750%, 10/15/2020	1,061	1,065
Reynolds Group Issuer
5.848%, VAR ICE LIBOR USD 3
Month+3.500%, 07/15/2021 (A)	600	606
Scotts Miracle-Gro
6.000%, 10/15/2023	730	754
5.250%, 12/15/2026	455	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	$2,000	$2,035
Taseko Mines
8.750%, 06/15/2022 (A)	978	998
TPC Group
8.750%, 12/15/2020 (A)	3,944	3,905
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	995	986
Tronox
6.500%, 04/15/2026 (A)	534	531
Tronox Finance
5.750%, 10/01/2025 (A)	1,393	1,353
United States Steel
6.875%, 08/15/2025	792	797
6.250%, 03/15/2026	1,324	1,306
Venator Finance Sarl
5.750%, 07/15/2025 (A)	2,831	2,704
Versum Materials
5.500%, 09/30/2024 (A)	1,001	1,015

		124,654

Real Estate – 1.4%
CBL & Associates
5.250%, 12/01/2023	891	775
CoreCivic
5.000%, 10/15/2022	245	245
4.625%, 05/01/2023	475	461
Equinix
5.875%, 01/15/2026	670	679
5.750%, 01/01/2025	70	70
GEO Group
6.000%, 04/15/2026	4,030	3,909
5.875%, 01/15/2022	1,165	1,180
5.125%, 04/01/2023	35	34
GLP Capital
5.750%, 06/01/2028	410	413
5.250%, 06/01/2025	410	410
Howard Hughes
5.375%, 03/15/2025 (A)	590	579
Iron Mountain
5.250%, 03/15/2028 (A)	1,330	1,231
4.875%, 09/15/2027 (A)	1,535	1,414
Kennedy-Wilson
5.875%, 04/01/2024	700	679
MPT Operating Partnership
5.000%, 10/15/2027	2,033	1,942
Realogy Group
4.875%, 06/01/2023 (A)	4,210	3,957
RHP Hotel Properties
5.000%, 04/15/2021	530	531
5.000%, 04/15/2023	460	457

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabra Health Care
5.125%, 08/15/2026	$866	$827
SBA Communications
4.875%, 09/01/2024	1,310	1,253
Uniti Group
8.250%, 10/15/2023	870	831
7.125%, 12/15/2024 (A)	185	167
6.000%, 04/15/2023 (A)	240	232
VICI Properties 1
8.000%, 10/15/2023 (F)	690	766

		23,042

Telecommunication Services — 10.4%
Altice France
7.375%, 05/01/2026 (A)	10,097	9,872
6.250%, 05/15/2024 (A)	4,024	3,908
6.000%, 05/15/2022 (A)	885	888
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	3,006	2,882
CB Escrow
8.000%, 10/15/2025 (A)	1,600	1,492
CenturyLink
7.500%, 04/01/2024	3,715	3,817
6.750%, 12/01/2023	3,300	3,316
5.800%, 03/15/2022	1,044	1,034
5.625%, 04/01/2025	3,987	3,768
Cogent Communications Finance
5.625%, 04/15/2021 (A)	940	946
Cogent Communications Group
5.375%, 03/01/2022 (A)	610	625
Digicel
6.000%, 04/15/2021 (A)	4,329	3,923
Digicel Group
8.250%, 09/30/2020 (A)	2,565	1,937
6.750%, 03/01/2023 (A)	1,040	863
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,500	1,517
Frontier Communications
11.000%, 09/15/2025	2,568	2,054
10.500%, 09/15/2022	7,331	6,653
8.500%, 04/15/2020	1,787	1,826
8.500%, 04/01/2026 (A)	1,480	1,428
7.125%, 01/15/2023	2,255	1,662
6.875%, 01/15/2025	4,535	2,919
GCI
6.875%, 04/15/2025	1,955	2,024
6.750%, 06/01/2021	640	646
GTT Communications
7.875%, 12/31/2024 (A)	1,275	1,262
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,041	1,043
4.875%, 05/15/2022 (A)	3,610	3,547

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	$2,795	$2,949
8.000%, 02/15/2024 (A)	2,705	2,840
7.500%, 04/01/2021	1,967	1,952
7.250%, 10/15/2020	2,150	2,139
5.500%, 08/01/2023	2,085	1,871
Intelsat Luxembourg
7.750%, 06/01/2021	420	391
Level 3 Financing
5.625%, 02/01/2023	265	265
5.375%, 01/15/2024	2,575	2,522
5.375%, 05/01/2025	6,495	6,252
Nortel Networks
0.000%, 07/15/2011 (C)	–	–
Qwest Capital Funding
7.750%, 02/15/2031	315	281
Radiate Holdco
6.625%, 02/15/2025 (A)	5,379	4,922
SoftBank Group
6.250%, 04/15/2028	340	319
6.000%, 07/30/2025	–	–
Sprint
7.875%, 09/15/2023	8,098	8,396
7.625%, 02/15/2025	8,830	9,007
7.625%, 03/01/2026	845	862
7.250%, 09/15/2021	3,031	3,152
7.125%, 06/15/2024	2,685	2,711
Sprint Capital
8.750%, 03/15/2032	2,605	2,787
Sprint Communications
6.000%, 11/15/2022	2,963	2,937
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	910
Telesat Canada
8.875%, 11/15/2024 (A)	2,440	2,611
TIBCO Software
11.375%, 12/01/2021 (A)	2,590	2,797
T-Mobile USA
6.500%, 01/15/2024	535	559
6.500%, 01/15/2026	1,370	1,413
6.375%, 03/01/2025	445	461
4.750%, 02/01/2028	2,270	2,102
United States Cellular
6.700%, 12/15/2033	1,614	1,687
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,549
Urban One
9.250%, 02/15/2020 (A)(D)	3,526	3,420
7.375%, 04/15/2022 (A)	3,022	2,924
Videotron
5.375%, 06/15/2024 (A)	635	650
5.125%, 04/15/2027 (A)	2,190	2,125

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.750%, 01/15/2025 (A)	$2,197	$2,060
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	400	392
5.500%, 08/15/2026 (A)	480	449
5.250%, 01/15/2026 (A)	2,635	2,437
Wind Tre
5.000%, 01/20/2026 (A)	4,413	3,497
Windstream Services
8.750%, 12/15/2024 (A)	2,510	1,588
8.625%, 10/31/2025 (A)	100	95
7.750%, 10/15/2020	568	510
6.375%, 08/01/2023 (A)	3,485	2,056
Zayo Group
6.375%, 05/15/2025	1,575	1,605
6.000%, 04/01/2023	1,638	1,667
5.750%, 01/15/2027 (A)	1,235	1,213
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	3,748	3,462
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	3,520	3,288

		169,934

Utilities — 1.2%
AES
6.000%, 05/15/2026	140	145
4.000%, 03/15/2021	455	453
AmeriGas Partners
5.875%, 08/20/2026	485	473
5.500%, 05/20/2025	340	329
Calpine
5.750%, 01/15/2025	1,325	1,212
5.250%, 06/01/2026 (A)	888	836
Ferrellgas
6.750%, 01/15/2022	95	86
Ferrellgas Partners
8.625%, 06/15/2020	357	343
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	2,000
4.250%, 09/15/2024 (A)	544	523
NRG Energy
7.250%, 05/15/2026	1,795	1,912
6.250%, 05/01/2024	1,225	1,256
5.750%, 01/15/2028 (A)	1,572	1,548
NSG Holdings
7.750%, 12/15/2025 (A)	1,640	1,788
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	1,425	1,425
Talen Energy Supply
6.500%, 06/01/2025	161	123
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,214	2,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Texas Energy (Escrow Security)
3.900%, 12/31/2034 (B)	$167	$13
Vistra Energy
7.625%, 11/01/2024	2,045	2,180
7.375%, 11/01/2022	145	152

		18,895

Total Corporate Obligations (Cost $1,258,860) ($ Thousands)		1,212,175

LOAN PARTICIPATIONS — 9.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.230%, VAR LIBOR+2.250%, 02/16/2024	344	343
1011778 BC ULC/New Red Finance (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 02/16/2024	533	531
Academy, Ltd., Initial Term Loan, 1st Lien
6.001%, VAR LIBOR+4.000%, 07/01/2022	1,642	1,362
5.983%, VAR LIBOR+4.000%, 07/01/2022	3,517	2,919
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien
5.230%, VAR LIBOR+3.250%, 08/18/2024	771	769
Acrisure, Term Loan B, 1st Lien
0.000%, 06/07/2023	877	869
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
6.184%, VAR LIBOR+4.250%, 03/14/2025	1,102	1,085
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.280%, VAR LIBOR+3.250%, 04/28/2022	982	953
Akorn, Inc., Loan, 1st Lien
6.250%, VAR LIBOR+4.250%, 04/16/ 2021	783	765
Aleris International, Term Loan, 1st Lien
0.000%, 02/08/2023 (G)	1,954	1,935
Alvogen Pharma US, Inc., Loan, 1st Lien
6.980%, VAR LIBOR+5.000%, 04/01/2022	1,369	1,369
American Greetings, Term Loan, 1st Lien
6.594%, 04/06/2024	1,325	1,332

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Apex Tool Group, LLC, Second Amendment Term Loan
5.730%, VAR LIBOR+3.750%, 02/01/2022	$2,921	$2,918
Applied Systems, Inc., Initial Term Loan
9.302%, VAR LIBOR+7.000%, 09/19/2025	336	346
Ascend Learning, Cov-Lite, Term Loan B, 1st Lien
5.094%, VAR LIBOR+3.250%, 07/12/2024	144	144
Aspect Software, Inc., Term Loan, 1st Lien
12.556%, VAR LIBOR+10.500%, 05/25/2020	–	–
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan
8.094%, VAR LIBOR+6.000%, 08/04/2025	2,993	3,034
Atlas America Finance, Inc., Term Loan, 1st Lien
9.424%, VAR LIBOR+7.330%, 05/06/2021	129	128
Audio Visual Services, Term Loan, 2nd Lien
9.233%, 09/01/2025	586	580
Avaya Inc., Initial Term Loan, 1st Lien
6.684%, VAR LIBOR+4.750%, 12/15/2024	–	–
Avaya Inc., Tranche B Term Loan, 1st Lien
0.000%, 12/15/2024 (G)	865	865
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.334%, VAR LIBOR+5.000%, 08/23/2023	1,312	1,328
BMC Software Finance, Inc., Initial B-2 US Term Loan
5.230%, VAR LIBOR+3.250%, 09/10/2022	–	–
BMC Software Finance, Inc., Term Loan, 1st Lien
0.000%, 09/01/2025 (G)	1,955	1,945
Boart Longyear, Term Loan, 1st Lien
11.000%, 10/23/2020 (B)	145	145
BPA Laboratories, Term Loan, 2nd Lien
4.802%, 04/29/2020 (B)	181	164
Broadriders, Term Loan B, 1st Lien
8.480%, 04/08/2024 (B)	1,595	1,587
BWay Holding Company , Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+3.250%, 04/03/2024	3	3
5.588%, VAR LIBOR+3.250%, 04/03/2024	3,598	3,576

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
California Resources Corporation, Initial Loan, 1st Lien
6.838%, VAR LIBOR+4.750%, 12/31/2022 (B)	$2,746	$2,792
California Resources Corporation, Loan, 1st Lien
12.466%, VAR LIBOR+10.375%, 12/31/2021	3,168	3,501
Cengage Learning, Inc., 2016 Refinancing Term Loan
6.335%, VAR LIBOR+4.250%, 06/07/2023	3,388	3,104
Ceva Group PLC (fka Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1st Lien
6.500%, VAR LIBOR+-0.100%, 03/19/2021	170	169
Ceva Intercompany BV, Dutch BV Term Loan, 1st Lien
7.859%, VAR LIBOR+5.500%, 03/19/2021	69	69
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan, 1st Lien
7.859%, VAR LIBOR+5.500%, 03/19/2021	35	35
Ceva Logistics U.S. Holdings Inc. (fka Louis U.S. Holdco, Inc.), US Term Loan, 1st Lien
7.859%, VAR LIBOR+5.500%, 03/19/2021	283	282
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.100%, VAR LIBOR+2.000%, 04/30/2025	2,107	2,102
Checkout Holding Corp., Term B Loan
5.480%, VAR LIBOR+3.500%, 04/09/2021	2,284	1,428
Chesapeake Energy Corporation, Class A Loan, 1st Lien
9.594%, VAR LIBOR+7.500%, 08/23/2021	1,990	2,080
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 04/18/2024	553	549
ClubCorp Holdings, Inc., Term B Loan
5.552%, VAR LIBOR+3.250%, 09/18/2024	984	972
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.980%, VAR LIBOR+3.000%, 10/24/2022	1,729	1,649

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Contura Energy, Inc., Term Loan, 1st Lien
6.990%, VAR LIBOR+5.000%, 03/18/2024	$1,538	$1,538
Coronado, Term Loan B, 1st Lien
8.834%, 03/29/2025 (B)	1,520	1,530
Coronado, Term Loan C, 1st Lien
8.834%, 03/29/2025 (B)	416	418
Cowlitz Tribal Gaming Authority, Term B Loan, 1st Lien
12.480%, VAR LIBOR+10.500%, 12/04/2020 (B)	2,925	3,130
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
6.510%, 05/15/2022	414	410
5.240%, VAR LIBOR+3.250%, 12/23/2020	4,763	4,108
Dex Media, Inc., Loan, 1st Lien
11.990%, VAR LIBOR+10.000%, 07/29/2021	485	495
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
8.094%, VAR LIBOR+6.000%, 06/30/2022 (C)	713	682
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.302%, VAR LIBOR+8.000%, 09/30/2020 (B)	2,282	2,316
Empire Generating Co, LLC, Term B Advance, 1st Lien
6.610%, VAR LIBOR+4.250%, 03/12/2021	1,239	892
Empire Generating Co, LLC, Term C Advance, 1st Lien
6.610%, VAR LIBOR+4.250%, 03/12/2021	122	88
Endo Luxembourg Finance Company I SARL, Initial Term Loan, 1st Lien
6.375%, 04/29/2024	1,325	1,322
Energizer Holdings Inc., Term Loan, 1st Lien
0.000%, 06/20/2025 (G)	308	308
EPIC Y-Grade Services, Term Loan, 1st Lien
%, 06/07/2025 (G)	2,078	2,037
Evergreen Skills Lux S.À R.L., Initial Term Loan
6.730%, VAR LIBOR+4.750%, 04/28/2021	2,010	1,895
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.091%, VAR LIBOR+2.000%, 04/26/2024	2,165	2,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.308%, VAR LIBOR+3.000%, 12/29/2023	$1,062	$1,057
Foresight Energy LLC, Term Loan, 1st Lien
8.109%, VAR LIBOR+5.750%, 03/28/2022	1,253	1,243
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.594%, VAR LIBOR+2.500%, 02/01/2024	2,700	2,661
Forterra Finance, LLC, Replacement Term Loan
4.980%, VAR LIBOR+3.000%, 10/25/2023	1,313	1,224
Frontier Communications, Term Loan B1, 1st Lien
5.740%, VAR LIBOR+3.750%, 06/15/2024	2,000	1,974
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.844%, VAR LIBOR+4.750%, 04/16/2021	–	–
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan
5.052%, VAR LIBOR+2.750%, 07/30/2024	643	643
Gavilan Resources, LLC, Initial Term Loan
8.085%, VAR LIBOR+6.000%, 03/01/2024	1,503	1,474
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
8.990%, VAR LIBOR+7.000%, 12/31/2022	580	598
General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien
10.740%, 03/04/2021	1,005	964
10.460%, 03/04/2021	20	19
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances
7.802%, VAR LIBOR+5.500%, 11/13/2021 (B)	408	405
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.560%, VAR LIBOR+5.250%, 08/25/2023	501	431
Hub International Limited, Initial Term Loan, 1st Lien
5.360%, 04/25/2025	1,788	1,776
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
5.056%, 03/28/2025	1,100	1,082

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Tranche D Term Loan, 1st Lien
9.052%, VAR LIBOR+6.750%, 01/30/2019 (B)(C)	$760	$578
Indivior Finance S.a.r.l., Term Loan B, 1st Lien
6.860%, 12/19/2022	1,131	1,124
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, 1st Lien
6.625%, +6.625%, 01/02/2024	1,650	1,701
J. Crew Group, Inc., Amended Loan, 1st Lien
5.314%, VAR LIBOR+3.220%, 03/05/2021	1,055	878
5.196%, VAR LIBOR+3.220%, 03/05/2021	296	247
5.181%, VAR LIBOR+3.220%, 03/05/2021	401	333
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
6.569%, 06/23/2023	1,325	1,263
KCA, Term Loan B, 1st Lien
9.084%, 02/28/2023	235	234
KIK Custom Products, Term Loan, 1st Lien
5.968%, 08/26/2022	325	322
Lifescan, Term Loan, 1st Lien
0.000%, 06/19/2024 (G)	1,985	1,920
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.820%, VAR LIBOR+12.500%, 12/07/2020 (B)	2,542	747
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.730%, VAR LIBOR+3.750%, 06/30/2020 (B)	629	614
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
10.105%, VAR LIBOR+8.125%, 06/30/2020	7,060	6,884
Mavenir Systems, Term Loan B
8.030%, 05/08/2025 (B)	3,010	3,002
McDermott International Inc, Term Loan B
7.094%, 05/12/2025	1,329	1,334
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
5.230%, VAR LIBOR+3.250%, 10/30/2024	683	677
Medical Card System, Inc., Loan, 1st Lien
2.848%, VAR LIBOR+0.500%, 05/31/2019 (B)	1,448	1,342

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MEG Energy Corp., Initial Term Loan, 1st Lien
5.810%, VAR LIBOR+3.500%, 12/31/2023	$298	$298
Meredith Corporation, Term Loan, 1st Lien
5.094%, VAR LIBOR+3.000%, 01/31/2025	760	759
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(C)	300	—
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.980%, VAR LIBOR+4.000%, 10/13/2023	2,890	2,721
Moneygram International, Inc., Term Loan, 1st Lien
5.552%, VAR LIBOR+3.250%, 03/27/2020	1,198	1,156
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	3,561	3,349
Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien
5.263%, VAR LIBOR+3.250%, 10/25/2020	2,236	1,978
New LightSquared LLC, Loan, 1st Lien
11.069%, VAR LIBOR+0.000%, 12/07/2020	2,378	1,925
New MMI, Inc., Term B Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 02/13/2023	2,911	2,887
New rue21, LLC, Term Loan, 1st Lien
12.500%, +12.500%, 09/22/2022	141	79
Nine West Holdings, Inc., Initial Loan (Unsecured)
6.954%, VAR LIBOR+5.250%, 01/08/2020 (C)	4,042	3,244
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.980%, VAR LIBOR+4.000%, 06/07/2019	178	177
Onex Carestream Finance LP, Term Loan, 2nd Lien
10.480%, VAR LIBOR+8.500%, 12/07/2019	1,621	1,617
P.F. Changs’s China Bistro, Inc., Term Loan, 1st Lien
7.671%, 09/01/2022	1,315	1,307
7.453%, 09/01/2022	7	7
7.302%, 09/01/2022	3	3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
P2 Upstream Acquisition Co. (P2 Upstream Canada BC ULC), Term Loan
6.370%, VAR LIBOR+4.000%, 10/30/2020	$716	$709
Paperworks, Exchanged Loan, 1st Lien
0.000%, 02/22/2023 (G)	327	344
Paperworks, New Money Loan, 1st Lien
0.000%, 02/22/2023 (G)	541	568
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.609%, VAR LIBOR+3.000%, 01/26/2023	2,096	1,509
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.010%, VAR LIBOR+3.000%, 03/11/2022	665	548
Plantronics, Cov-Lite, 1st Lien
2.250%, 06/02/2025	675	673
Quorum Health Corporation, Term Loan, 1st Lien
8.730%, VAR LIBOR+6.750%, 04/29/2022	925	940
Radio One, Inc., Initial Term Loan, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	653	641
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.476%, VAR LIBOR+3.500%, 09/07/2023	730	562
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.302%, VAR LIBOR+6.000%, 02/21/2021	680	607
Sequa Mezzanine Holdings L.L.C., Initial Loan
11.099%, VAR LIBOR+9.000%, 04/28/2022	863	861
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
7.046%, VAR LIBOR+5.000%, 11/28/2021	953	955
6.925%, VAR LIBOR+5.000%, 11/28/2021	2	2
Staples, Inc., Closing Date Term Loan
6.358%, VAR LIBOR+4.000%, 09/12/2024	1,963	1,936
Steinway Musical Instruments, Inc., Term Loan B, 1st Lien
5.684%, 02/14/2025	1,350	1,353
Syniverse Holdings, Inc., Tranche C Term Loan
7.046%, VAR LIBOR+5.000%, 03/09/2023	2,635	2,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 02/06/2024	$889	$853
Transdigm Inc., New Tranche G Term Loan
4.802%, VAR LIBOR+2.500%, 08/22/2024	2,512	2,491
Transdigm Inc., Term Loan, 1st Lien
4.480%, 08/22/2024	235	233
Traverse Midstream Partners LLC, Advance, 1st Lien
6.340%, VAR LIBOR+4.000%, 09/27/2024	1,785	1,783
Ultra Resources, Cov-Lite, 1st Lien
5.085%, 04/12/2024	30	27
Ultra Resources, Loan, 1st Lien
5.085%, 04/12/2024	135	124
Vantiv, Cov-Lite, Term Loan
3.787%, 08/09/2024	1,583	1,575
Vantiv, Cov-Lite, Term Loan, 1st Lien
3.787%, 10/14/2023	483	481
Veritas US Inc., New Dollar Term B Loan
6.802%, VAR LIBOR+4.500%, 01/27/2023	233	213
WideOpenWest Finance LLC, Term Loan B, 1st Lien
5.335%, VAR LIBOR+3.250%, 08/18/2023	444	423
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
6.090%, VAR LIBOR+4.000%, 03/29/2021	1,739	1,648
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
5.190%, VAR LIBOR+3.250%, 02/17/2024	584	512

Total Loan Participations (Cost $160,434) ($ Thousands)		158,506

ASSET-BACKED SECURITIES — 9.3%

Other Asset-Backed Securities — 9.3%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.469%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)	679	17
B&M CLO, Ser 2014-1A, Cl E
8.098%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,280

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(F)(H)	$5,640	$931
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(F)(H)	3,274	982
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(F)(H)	4,007	1,643
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(F)(H)	3,390	2,305
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(F)(H)	4,450	3,872
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(F)(H)	5,857	4,898
Battalion CLO, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(F)(H)	4,663	4,106
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(F)(H)	2,531	1,266
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(H)	3	2,043
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(H)	2,092	1,841
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(H)	6,387	626
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(F)(H)	10,259	9,038
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(F)(H)	7,502	5,814
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(F)(H)	6,715	5,450
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(H)	6,720	5,914
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(F)(H)	6,228	5,337
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(F)(H)	3,809	3,390
Benefit Street Partners Warehouse Note
0.000%, (B)(F)(H) (I)	2,375	2,375
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(F)(H)	1,869	1,757
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (A)(B)(F)(H)	1,653	–
CVP Cascade CLO, Ser 2014-2A, Cl D
7.155%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	759	723
CVP Cascade CLO, Ser 2014-2A, Cl E
8.155%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	2,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.559%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	$3,890	$3,716
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024 (B)(F)(H)	18,856	1
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(F)(H)	2,907	1,356
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
9.077%, VAR ICE LIBOR USD 3 Month+6.750%, 10/10/2026 (A)(B)	1,730	1,718
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(F)(H)	4,860	4,253
Great Lakes CLO, Ser 2015-1A, Cl ER
9.708%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	3,253	3,126
Great Lakes CLO, Ser 2015-1A, Cl FR
12.348%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,198	1,104
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(F)(H)	4,519	3,615
Great Lakes CLO, Ser 2017-1A, Cl ER
9.848%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,321	3,302
Great Lakes CLO, Ser 2017-1A, Cl FR
12.348%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,940	1,889
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(F)(H)	1,169	1,169
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(B)(F)(H)	2,484	2,012
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.919%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	3,223	3,224
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(F)(H)	651	634
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.290%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	1,559	1,504
JFIN Revolver CLO, Ser 2014-2A, Cl C
5.081%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	1,878	1,878
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(F)(H)	3,797	2,867

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.210%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$2,499	$2,380
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(F)(H)	1,459	1,442
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(F)(H)	3,640	2,439
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/2027 (A)(B)	112	81
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.410%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	3,439	3,342
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(H)	7,572	6,188
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2025 (A)(B)(F)(H)	2,615	1,342
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(F)(H)	1,655	1,349
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(F)(H)	7,935	2,539
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(F)(H)	9,085	8,542
TCW CLO 2018-1, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(F)(H)	2,978	2,680
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(F)(H)	4,194	3,575
Venture CDO, Ser 2012-10A, Cl SUB
0.000%, 04/20/2027 (A)(B)(F)(H)	7,108	3,629
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(F)(H)	2,030	1,786
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(F)(H)	1,609	1,323
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(F)(H)	4,193	3,648

Total Asset-Backed Securities (Cost $124,734) ($ Thousands)		152,490

	Shares
COMMON STOCK — 1.1%
21st Century Oncology *(B)	1,253	50
Amplify Energy Corp *	100,766	1,108
Aspect Software, Cl CR1 *(B)	27,500	86
Aspect Software, Cl CR2 *(B)	11,134	35
Avaya Holdings Corp *	26,343	529
Berry Petroleum (Escrow Security) *(B)	3,278,000	–
Berry Petroleum Corp *(B)	129,459	1,424
Boart Longyear Ltd *	95,070,496	702

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caesars Entertainment Corp *	41,932	$449
CEVA Holdings *(B)	561	154
CHC Group LLC *	1,075	8
CUI Acquisition *(B)	3	247
Global Aviation Holdings Inc, Cl A *(B)	97,655	–
Gymboree *	40,312	726
Halcon Resources Corp *	68,040	299
Linn Energy *	3,666	142
Medical Card Systems *(B)	284,758	–
Mmodal *	42,430	1,379
NII Holdings Inc *	51,236	200
Paperworks Industries, Inc. *(B)	52,360	1,135
Patterson-UTI Energy Inc	20,962	377
Peabody Energy (Escrow Security) *	420,000	–
Quad/Graphics Inc	166	3
Reichhold Industries *(B)	1,427	1,378
Remington Outdoor Company *(B)	12,794	105
Rue 21 *	55,057	30
SandRidge Energy (B)	3,753,000	–
SandRidge Energy Inc *	7,982	142
TE Holdcorp *	50,160	50
Titan Energy LLC *	22,243	7
UCI International Holdings *(B)	27,268	494
VICI Properties Inc	135,803	2,803
Vistra Energy Corp *	138,937	3,287

Total Common Stock (Cost $17,849) ($ Thousands)		17,349

	Face Amount (Thousands)
CONVERTIBLE BONDS —0.5%
CHC Group CV to 125.0000
10.858%, 10/01/2020 (B)(J)	$55	55
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	487
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	160	162
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024	659	612
GenOn CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,066	2,836
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,653	1,161
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	427

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	$2,065	$2,808

Total Convertible Bonds (Cost $7,919) ($ Thousands)		8,548

MUNICIPAL BONDS — 0.5%
Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	3,540	3,640

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)	130	55
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	1,200	486
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	775	325
5.000%, 07/01/2041 (C)	705	286
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (B)(C)	35	14
Government Development Bank for Puerto Rico, Ser A, RB
4.375%, 02/01/2019 (C)	985	389
Government Development Bank for Puerto Rico, Ser A, RB
5.500%, 08/01/2020 (C)	720	284
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (C)	360	142
5.000%, 12/01/2017 (B)(C)	85	34
4.704%, 05/01/2016 (C)	565	223
Government Development Bank for Puerto Rico, Ser B, RB
5.750%, 08/01/2025 (C)	100	39
Government Development Bank for Puerto Rico, Ser C, RB
5.400%, 08/01/2019 (B)(C)	280	111
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (C)	75	30
5.000%, 08/01/2023 (C)	875	345
4.950%, 08/01/2022 (C)	25	10
4.900%, 08/01/2021 (C)	30	12
4.500%, 08/01/2019 (C)	50	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (C)	$10	$4

		2,809

Texas — 0.1%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	1,825	1,858

Total Municipal Bonds (Cost $8,906) ($ Thousands)		8,307

	Shares

PREFERRED STOCK — 0.4%
21st Century Oncology, 0.000% *(B)	1,545	131
Aspen Insurance Holdings, 5.950%	86,000	2,208
Berry Petroleum, 0.000% *(B)	206,582	2,840
CEVA Holdings, 0.000% *(B)	1,214	334
Federal Home Loan Mortgage, 0.000% *	16,903	153
FNMA, 0.000% *	24,650	245
TE Holdcorp, 0.000% *(B)	74,814	486
VICI Properties Inc	38,747	800

Total Preferred Stock (Cost $6,563) ($ Thousands)		7,197

	Number of Rights
RIGHTS — 0.0%
Texas Competitive Electric Holdings LLC
0.000 ‡‡	361,919	201

Total Rights (Cost $455) ($ Thousands)		201

	Number of Warrants
WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
Remington Arms, Expires Strike Price *(B)	12,902	–
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $41 *	7,382	2
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $42 *	3,108	1

Total Warrants (Cost $37) ($ Thousands)		3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	81,872,101	$81,872

Total Cash Equivalent (Cost $81,872) ($ Thousands)		81,872

Total Investments in Securities–100.6% (Cost $1,667,629) ($ Thousands)		$1,646,648

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	$(11,160)	$694	$870	$(176)

						$694	$870	$(176)

A list of the outstanding OTC swap agreements held by the Fund at June 30, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	IBOXHY	IBOXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	$71	$168	$83	$85

								$168	$83	$85

Percentages are based on Net Assets of $1,637,197 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $862,503 ($ Thousands), representing 52.7% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Securities considered illiquid. The total value of such securities as of June 30, 2018 was $5,547 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.

(E)	Securities considered restricted. The total market value of such securities as of June 30, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan. Interest rate not available.
(H)	Interest rate unavailable.

(I)	Maturity date not available.
(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — United States Dollar

USD — U.S. Dollar

VAR — Variable Rate

A list of restricted securities held by the Fund as of June 30, 2018 is as follows:

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine
(escrow security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,203,083	$9,092	$1,212,175
Loan Participations	–	139,736	18,770	158,506
Asset-Backed Securities	–	–	152,490	152,490
Common Stock	9,354	2,886	5,109	17,349
Convertible Bonds	–	8,493	55	8,548
Municipal Bonds	–	2,651	5,656	8,307
Preferred Stock	2,210	1,195	3,792	7,197
Rights	–	201	–	201
Warrants	–	3	–	3
Cash Equivalent	81,872	–	–	81,872

Total Investments in Securities	$93,436	$1,358,248	$194,964	$1,646,648

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	$–	$(176)	$–	$(176)
OTC Swap
Total Return Swap *
Unrealized Appreciation	–	85	–	85

Total Other Financial Instruments	$–	$(91)	$–	$(91)

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock	Investments in Warrants	Investments in Rights
Balance as of September 30, 2017	$5,765	$15,506	$153,981	$4,094	$139	$7,512	$2,990	$–	$557
Accrued discounts/premiums	2	634	(467)	–	10	1	–	–	–
Realized gain/(loss)	26	(749)	9,505	(270)	(1,221)	24	52	–	–
Change in unrealized appreciation/ (depreciation)	(169)	371	5,637	378	1,411	(181)	374	–	(557)
Purchases	–	(809)	40,854	1,278	–	4	–	–	–
Sales	(26)	(3,113)	(56,733)	–	(339)	(1,420)	(242)	–	–
Net transfer into Level 3	5,484	11,435	17	–	55	14	486	–	–
Net transfer out of Level 3	(1,988)	(4,270)	–	(380)	–	(298)	–	–	–

Ending Balance as of June 30, 2018	$9,093	$19,004	$152,793	$5,100	$55	$5,655	$3,661	$–	$–

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(423)	$(1,564)	$7,689	$62	$16	$(177)	$228	$–	$–

(1) Of the $194,964 ($ Thousands) in Level 3 securities as of June 30, 2018, $8,336 ($ Thousands) or 4.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there have been transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$6	$–	$(6)	$–	$–	$–	$–
SEI Daily Income Trust, Government Fund, CI F	81,200	618,955	(618,283)	–	–	81,872	659

Totals	$81,206	$618,955	$(618,289)	$–	$–	$81,872	$659

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

High Yield Bond Fund (Continued)

As of June 30, 2018, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $9.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$694,170	$694,170
Maximum potential amount of future payments	-	-	-	11,160,000	11,160,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	11,160,000	-	-	11,160,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$11,160,000	$-	$-	$11,160,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER – 50.7%
Banks – 15.6%
Bank of Nova Scotia
1.652%, 07/06/2018 (A)(B)	$2,000	$1,999
BPCE
2.569%, 10/31/2018 (A)	1,500	1,488
1.859%, 07/09/2018 (A)	2,000	1,999
Commonwealth Bank of Australia
2.195%, 10/05/2018 (A)(B)	2,000	2,000
DZ Bank
1.890%, 07/02/2018 (A)	8,000	7,999
Federation Des Caisses Desjardins
2.293%, 09/07/2018 (A)	3,000	2,988
Macquarie Bank
2.323%, 07/24/2018 (A)	2,550	2,546
Oversea-Chinese Banking
2.221%, 10/04/2018 (A)(B)	1,000	1,000
Sumitomo Mitsui Banking
2.313%, 09/20/2018 (A)	4,000	3,979
Svenska Handelsbanken
2.025%, 07/23/2018 (A)	6,100	6,092
Swedbank AB
2.398%, 11/21/2018 (A)	1,500	1,486
United Overseas Bank
2.420%, 12/03/2018 (A)	2,000	1,979

		35,555

Energy – 2.1%
Florida Power and Light
2.226%, 07/26/2018 (A)	4,900	4,892

Financials – 31.2%
Albion Capital
1.971%, 07/06/2018 (A)	5,000	4,998
Alpine Securitization
2.021%, 07/31/2018 (A)	2,500	2,495
Antalis SA
1.975%, 07/05/2018 (A)	8,000	7,997
1.969%, 07/10/2018 (A)	1,000	1,000
Cancara Asset Securitization
2.303%, 07/30/2018 (A)	3,000	2,995
CDP Financial
2.082%, 07/19/2018 (A)	4,000	3,996
Crown Point Capital
2.364%, 07/31/2018 (A)	2,000	1,996
2.363%, 07/09/2018 (A)	3,000	2,998
LMA Americas
1.959%, 07/09/2018 (A)	1,000	1,000
1.910%, 07/02/2018 (A)	5,000	4,999
Metlife Short Term Fund
1.921%, 07/02/2018 (A)	4,711	4,710
Nieuw Amsterdam Receivables
2.034%, 08/06/2018 (A)	6,000	5,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Old Line Funding
2.308%, 10/29/2018	$2,500	$2,501
Regency Markets No. 1
2.054%, 07/16/2018 (A)	3,000	2,997
Ridgefield Funding
2.535%, 10/18/2018	2,500	2,501
Starbird Funding
2.532%, 09/17/2018 (A)(B)	3,000	2,985
2.338%, 07/09/2018 (A)	3,000	2,998
1.950%, 07/02/2018 (A)	5,000	4,999
Suncorp-Metway
2.573%, 10/23/2018 (A)	1,000	992
1.966%, 07/09/2018 (A)(B)	1,500	1,499
Victory Receivables
2.313%, 08/08/2018 (A)	4,500	4,490

		71,133

Health Care – 1.8%
GlaxoSmithKline
1.950%, 07/02/2018 (A)	4,055	4,054

Total Commercial Paper (Cost $115,637) ($ Thousands)		115,634

CORPORATE OBLIGATIONS – 3.6%

Consumer Discretionary – 1.8%
Jets Stadium Development
2.100%, 07/04/2018 (B)	4,000	4,000

Financials – 1.8%
Wells Fargo Bank
2.136%, VAR ICE LIBOR USD 1 Month+0.160%, 07/02/2018	4,250	4,250

Total Corporate Obligations (Cost $8,250) ($ Thousands)		8,250

MUNICIPAL BOND – 0.4%

New Jersey – 0.4%
RBC Municipal Products Trust, Ser E-82, RB
Callable 07/25/2018 @ 100 2.010%, 12/17/2018 (B)(C)(D)	1,000	1,000

Total Municipal Bond (Cost $1,000) ($ Thousands)		1,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT – 44.3%
ASB Finance
2.188%, 08/28/2018	$2,500	$2,501
Bank of Montreal
2.270%, 08/28/2018	4,000	4,001
Bank of Nova Scotia
2.325%, 10/17/2018	2,000	2,001
Barclays Bank
2.430%, 08/01/2018	1,500	1,500
BNP Paribas NY
2.285%, 07/16/2018	2,000	2,000
Canadian Imperial Bank of Commerce
2.295%, 07/16/2018	2,500	2,500
Citibank NA
2.210%, 08/08/2018	5,000	5,001
Collateralized Commercial Paper Co
2.305%, 07/18/2018	2,000	2,000
Commonwealth Bank of Australia
2.246%, 11/09/2018 (B)	2,000	2,000
Credit Agricole Corporate and Investment Bank
2.256%, 07/11/2018	2,500	2,500
Credit Industriel et Commercial
2.193%, 08/06/2018	2,000	2,000
2.156%, 07/30/2018	2,500	2,500
HSBC Bank
2.535%, 03/27/2019 (B)	2,000	2,001
ING US Funding
2.515%, 01/07/2019	1,500	1,500
2.350%, 02/08/2019	2,000	2,001
2.225%, 08/07/2018	3,500	3,500
2.195%, 07/05/2018	2,000	2,000
KBC Bank NV
1.920%, 07/06/2018	5,000	5,000
La Caisse Centrale Desjardins Du Q
2.179%, 10/19/2018	4,000	4,001
Mitsubishi UFJ Trust & Banking
2.253%, 08/22/2018	1,500	1,501
Mizuho Bank
2.315%, 07/18/2018	3,000	3,000
2.280%, 08/31/2018	3,000	3,001
National Australian Bank
2.297%, 11/13/2018	3,000	3,001
Norinchukin Bank
2.209%, 09/04/2018	2,500	2,501
Oversea-Chinese Banking
2.125%, 07/24/2018	2,000	2,000
Royal Bank of Canada
2.476%, 05/20/2019	2,000	2,000
1.700%, 10/05/2018	2,500	2,496
Royal Bank of Canada NY
2.285%, 07/16/2018	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Skandinaviska Enskilda Banken
2.121%, 07/23/2018	$2,000	$2,000
Sumitomo Mitsui Banking
2.388%, 08/21/2018	2,500	2,501
Sumitomo Mitsui Trust Bank
2.441%, 10/05/2018	2,000	2,001
2.223%, 08/06/2018	2,500	2,500
Thunder Bay Funding
2.226%, 08/30/2018 (B)	3,000	3,001
2.171%, 07/02/2018 (B)	2,000	2,000
Toronto-Dominion Bank
2.260%, 11/08/2018 (B)	2,000	2,001
2.206%, 11/30/2018 (B)	1,000	1,000
2.190%, 09/25/2018 (B)	1,000	1,000
2.158%, 08/28/2018 (B)	1,340	1,340
UBS
2.655%, 04/04/2019	1,500	1,501
2.403%, 05/31/2019	2,500	2,501
2.171%, 07/24/2018 (B)	2,700	2,701
Wells Fargo Bank
2.188%, 10/29/2018	3,000	3,001
Westpac Banking
2.247%, 09/14/2018 (B)	1,000	1,000

Total Certificates of Deposit (Cost $101,033) ($ Thousands)		101,055

	Shares

CASH EQUIVALENT – 0.2%
SEI Daily Income Trust, Government Fund,Cl F
1.660%**†	557,465	557

Total Cash Equivalent (Cost $557) ($ Thousands)		557

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT – 0.9%
Goldman Sach
2.070%, dated 6/29/2018, to be repurchased on 7/02/2018, repurchase price $2,000,345 (collateralized by a GNMA obligation, par value $1,944,308, 4.500%, 06/20/2048; total market value $ 2,040,001) (E)	$2,000	$2,000

Total Repurchase Agreement (Cost $2,000) ($ Thousands)		2,000

Total Investments in Securities— 100.1% (Cost $228,477) ($ Thousands)		$228,496

Percentages are based on Net Assets of $228,369 ($ Thousands).
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $32,527 ($ Thousands), representing 14.2% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Tri-Party Repurchase Agreement.

Cl – Class

ICE– Intercontinental Exchange

LIBOR – London Interbank Offered Rate

RB – Revenue Bond

Ser – Series

USD – United States Dollar

VAR – Variable Rate

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$ 115,634	$–	$115,634
Corporate Obligations	–	8,250	–	8,250
Municipal Bond	–	1,000	–	1,000
Certificates of Deposit	–	101,055	–	101,055
Cash Equivalent	557	–	–	557
Repurchase Agreement	–	2,000	–	2,000

Total Investments in Securities	$557	$227,939	$–	$228,496

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 2	$ 13,998	$ (13,443)	$ 557	$–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 86.0%
Alaska – 2.0%
Alaska State, Housing Finance Authority, Ser B, RB Callable 07/05/2018 @ 100
1.500%, 12/01/2041 (A)	$3,300	$3,300

Arizona – 1.2%
Yavapai County, Industrial Development Authority, Ser A, RB
1.550%, 09/01/2035 (A)(B)	2,000	2,000

Connecticut – 3.4%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
1.500%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
1.500%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser C, GO
1.600%, 05/15/2034 (A)	3,570	3,570

		5,720

District of Columbia – 1.9%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB Callable 07/02/2018 @ 100
1.560%, 07/01/2032 (A)(B)	2,500	2,500
District of Columbia, Georgetown University Project, RB
1.510%, 04/01/2041 (A)(B)	540	540
District of Columbia, Medlantic/Helix Project, Ser A, RB Callable 07/02/2018 @ 100
1.480%, 08/15/2038 (A)(B)	50	50

		3,090

Florida – 4.2%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC Callable 07/02/2018 @ 100
1.620%, 11/15/2029 (A)	85	85
JEA, Electric System Revenue, Ser THREE-A, RB
1.500%, 10/01/2036 (A)	1,150	1,150
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
1.550%, 04/01/2032 (A)(B)	5,695	5,695

		6,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia – 2.0%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
1.510%, 01/01/2048 (A)(B)	$1,300	$1,300
Monroe County, Development Authority, Oglethorpe Power Project, Ser B, RB
1.550%, 01/01/2036 (A)(B)	2,000	2,000

		3,300

Illinois – 3.3%
Illinois State, Finance Authority, Advocate Healthcare Network Project, Sub-Ser C2B, RB
1.550%, 11/01/2038 (A)	1,800	1,800
Illinois State, Finance Authority, OSF Healthcare System Project, RB
1.550%, 11/15/2037 (A)(B)	1,000	1,000
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
1.550%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts, Ser 2017- XG0133, RB
1.550%, 08/03/2032 (A)(C)	840	840

		5,440

Indiana – 6.9%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB Callable 06/29/2018 @ 100
1.500%, 09/01/2043 (A)(B)	4,100	4,100
Indiana State, Finance Authority, RB
1.550%, 02/01/2039 (A)	7,400	7,400

		11,500

Iowa – 6.2%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
1.730%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB Callable 07/02/2018 @
100 1.520%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB Callable 06/29/2018 @ 100
1.520%, 05/01/2023 (A)	2,500	2,500

		10,300

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 1.2%
Manhattan, Industrial Development Authority, Florence Kansas Project, AMT, RB
1.550%, 04/01/2028 (A)(B)	$2,000	$2,000

Louisiana — 3.5%
Ascension Parish, Industrial Development Board, BASF Project, RB Callable 07/02/2018 @ 100
1.570%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB
1.520%, 08/01/2050 (A)	2,700	2,700
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB
1.520%, 12/01/2043 (A)	700	700
Saint Charles Parish, Pollution Control, Ser B, RB
0.190%, 10/01/2022 (A)	400	400

		5,800

Maine — 2.8%
Maine State, School Administrative District No. 51, GO, BAN
2.250%, 10/30/2018	4,600	4,607

Maryland — 2.3%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB Callable 07/02/2018 @ 100
1.490%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.610%, 04/01/2033 (A)(B)	1,000	1,000
Maryland State, Health & Higher Educational Facilities Authority, Anne Arundel Health System Project, Ser B, RB
1.490%, 07/01/2043 (A)(B)	1,800	1,800

		3,870

Massachusetts — 1.0%
Massachusetts State, Water Resources Authority, Sub-Ser A, RB
1.490%, 08/01/2037 (A)	1,600	1,600

Michigan — 4.9%
Central Michigan University, Ser A, RB
1.530%, 10/01/2032 (A)(B)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Building Authority, Multi- Model Facilities Program, Ser I, RB Callable 07/02/2018 @ 100
1.490%, 10/15/2052 (A)(B)	$2,000	$2,000
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB
1.560%, 11/01/2040 (A)(B)	1,920	1,920
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB Callable 07/02/2018 @ 100
1.570%, 06/01/2030 (A)	3,200	3,200

		8,120

Minnesota — 1.2%
RBC Municipal Products Trust, Ser E-89, RB Callable 07/30/2018 @ 100
1.540%, 10/01/2018 (A)(B)(C)	2,000	2,000

Mississippi — 1.0%
Mississippi State, Industrial Developement Authority, Chevron USA Project, Ser B, RB Callable 07/02/2018 @ 100
1.650%, 12/01/2030 (A)	1,100	1,100
Mississippi State, Industrial Developement Authority, Chevron USA Project, Ser G, RB Callable 07/02/2018 @ 100
1.530%, 11/01/2035 (A)	600	600

		1,700

Missouri — 1.4%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
1.530%, 04/15/2034 (A)(B)	2,300	2,300

New York — 12.1%
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB
1.530%, 11/01/2048 (A)(B)	1,500	1,500
New York City, Sub-Ser A-3, GO
1.670%, 10/01/2040 (A)(B)	1,700	1,700
New York City, Sub-Ser J-8-R, GO Callable 07/30/2018 @ 100
1.600%, 08/01/2021 (A)(B)	5,000	5,000
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
1.550%, 08/01/2031 (A)	400	400
New York State, Energy Research & Development Authority, Consolidated Edison Project, AMT, RB
1.460%, 06/01/2036 (A)(B)	400	400

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB
1.510%, 05/15/2041 (A)(B)	$4,500	$4,500
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
1.560%, 08/01/2038 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
1.760%, 06/01/2024 (A)(B)	760	760
RBC Municipal Products Trust, Ser 2018-G5, GO
1.540%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2017- XF0550, RB Callable 02/15/2027 @ 100
1.560%, 02/15/2042 (A)(C)	2,000	2,000
Westchester County, Industrial Development Authority, Northern West Chester Hospital Project, RB
1.480%, 11/01/2024 (A)(B)	700	700

		20,060

North Carolina — 0.3%
North Carolina State, Capital Facilities Finance Agency, UNCP University Foundation Project, Ser A, RB Callable 07/02/2018 @ 100

1.510%, 07/01/2031 (A)(B)	565	565

Ohio — 2.7%
American Municipal Power, RB
3.000%, 04/30/2019	1,000	1,009
Avon City, Municipal Recreation Facility, GO, BAN
2.000%, 09/06/2018	1,000	1,000
Cuyahoga County, Oakwood Village, Various Purpose, GO, BAN
2.125%, 09/20/2018	600	601
Franklin County, Hospital Revenue Authority, Nationwide Hospital Project, Ser B, RB Callable 07/05/2018 @ 100
1.520%, 11/01/2040 (A)	100	100
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
1.500%, 03/01/2033 (A)(B)	900	900
Ohio State University, Ser B-1, RB Callable 07/02/2018 @ 100
1.460%, 12/01/2034 (A)	500	500
Woodmere Village, Various Purpose, GO, BAN
2.000%, 10/03/2018	495	496

		4,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania — 0.5%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC Callable 07/01/2018 @ 100
1.620%, 11/15/2029 (A)	$195	$195
Philadelphia, Gas Works Authority, Ser D, RB Callable 07/02/2018 @ 100
1.490%, 08/01/2031 (A)(B)	600	600

		795

Rhode Island — 0.6%
Cranston, Ser 1, GO, BAN
2.000%, 09/06/2018	1,000	1,001

South Carolina — 0.4%
Lexington County, Health Services District,
RB 5.000%, 11/01/2018	750	758

Tennessee — 5.9%
Clarksville, Public Building Authority, Pooled Financing, RB Callable 07/01/2018 @ 100
1.590%, 06/01/2029 (A)(B)	4,300	4,300
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB Callable 07/05/2018 @ 100
1.500%, 12/15/2042 (A)(B)	5,500	5,500

		9,800

Texas — 9.0%
Denton, Independent School District, Ser B, GO, PSF-GTD Callable 06/29/2018 @ 100
1.550%, 08/01/2035 (A)	1,000	1,000
Port of Port of Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB Callable 07/02/2018 @ 100
1.560%, 12/01/2040 (A)	1,000	1,000
Port of Port of Arthur, Navigation District, Total Petrochemicals Project, RB Callable 09/04/2018 @ 100
1.560%, 03/01/2039 (A)	5,300	5,300
Tender Option Bond Trust Receipts, Ser 2018- XG0163, GO, PSF-GTD Callable 02/15/2027 @ 100
1.550%, 02/15/2047 (A)(C)	1,000	1,000
Texas State, RB
4.000%, 08/30/2018	4,000	4,017

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, GO Callable 07/02/2018 @ 100
1.600%, 12/01/2047 (A)	$2,655	$2,655

		14,972

Utah – 1.1%
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser A, RB
1.550%, 02/15/2031 (A)	1,800	1,800

Washington – 0.6%
Tender Option Bond Trust Receipts, Ser 2016- XL0007, RB Callable 06/01/2019 @ 100
1.660%, 06/15/2033 (A)(C)	1,000	1,000
Vancouver, Housing Authority, Pooled Housing Project, RB
1.510%, 12/01/2038 (A)	5	5

		1,005

Wisconsin – 2.4%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
1.650%, 12/01/2020 (A)(B)	560	560
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
1.590%, 05/01/2046 (A)	2,000	2,000
1.510%, 03/01/2031 (A)	1,400	1,400

		3,960

Total Municipal Bonds
(Cost $142,911) ($ Thousands)		142,899

TAX-EXEMPT COMMERCIAL PAPER – 13.9%
Fort Bend
1.610%, 09/21/2018	2,500	2,500
Garland
1.610%, 09/13/2018	1,500	1,500
Harris County
1.600%, 07/03/2018	2,000	2,000
1.600%, 08/09/2018	5,600	5,600
Michigan State University
1.900%, 07/23/2018	3,800	3,799
Nashville & Davidson County
1.240%, 07/09/2018	1,000	1,000
North East Independent School District
1.650%, 07/10/2018	2,500	2,500
San Antonio
1.320%, 07/17/2018	2,200	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

TAX-EXEMPT COMMERCIAL PAPER (continued)
1.300%, 08/02/2018	$2,000	$1,999

Total Tax-Exempt Commercial Paper (Cost $23,100) ($ Thousands)		23,098

Total Investments in Securities— 99.9% (Cost $166,011) ($ Thousands)		$165,997

Percentages are based on Net Assets of $166,091 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $8,740 ($ Thousands), representing 5.26% of the Net Assets of the Fund.

AGC – Assured Guaranty Corporation

AMT – Alternative Minimum Tax

BAN— Bond Anticipation Note

GO – General Obligation

PSF-GTD – Public Schools Fund Guarantee

RB – Revenue Bond

Ser – Series

As of June 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 99.4%
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2019	$10,021	$10,183
1.375%, 01/15/2020	12,343	12,482
1.250%, 07/15/2020	19,040	19,349
1.125%, 01/15/2021	21,782	22,065
0.625%, 07/15/2021	23,141	23,227
0.625%, 04/15/2023	9,835	9,816
0.125%, 04/15/2020	31,876	31,536
0.125%, 04/15/2021	27,703	27,272
0.125%, 01/15/2022	25,562	25,125
0.125%, 04/15/2022	26,965	26,410
0.125%, 07/15/2022	26,355	25,916
0.125%, 01/15/2023	26,470	25,876

Total U.S. Treasury Obligations
(Cost $263,056) ($ Thousands)		259,257

	Shares

CASH EQUIVALENT – 0.5%
SEI Daily Income Trust, Government Fund,
Cl F 1.660%**†	1,197,798	1,198

Total Cash Equivalent
(Cost $1,198) ($ Thousands)		1,198

Total Investments in Securities— 99.9% (Cost $264,254) ($ Thousands)		$260,455

Percentages are based on Net Assets of $260,716 ($ Thousands).
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$259,257	$–	$259,257
Cash Equivalent	1,198	–	–	1,198

Total Investments in Securities	$1,198	$259,257	$–	$260,455

For the period ended June 30, 2018, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Value 6/30/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 570	$ 14,228	$ (13,600)	$ 1,198	$ 6

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%
Consumer Discretionary — 12.2%
Advance Auto Parts Inc	2,494	$338
Amazon.com Inc, Cl A *	13,836	23,518
AutoZone Inc *	925	621
Best Buy Co Inc	8,278	617
Booking Holdings Inc *	1,609	3,262
BorgWarner Inc	7,201	311
CarMax Inc *	6,256	456
Carnival Corp	13,880	795
CBS Corp, Cl B	11,682	657
Charter Communications Inc, Cl A *	6,400	1,877
Chipotle Mexican Grill Inc, Cl A *	823	355
Comcast Corp, Cl A	157,780	5,177
Darden Restaurants Inc	4,234	453
Delphi Automotive PLC *	9,341	856
Discovery Inc, Cl A *	5,229	144
Discovery Inc, Cl C *	11,385	290
DISH Network Corp, Cl A *	7,700	259
Dollar General Corp	8,773	865
Dollar Tree Inc *	8,085	687
DR Horton Inc	12,086	496
Expedia Group Inc	4,115	495
Foot Locker Inc, Cl A	3,800	200
Ford Motor Co	133,476	1,478
Gap Inc	7,698	249
Garmin Ltd	4,004	244
General Motors Co	43,877	1,729
Genuine Parts Co	5,004	459
Goodyear Tire & Rubber Co/The	8,516	198
H&R Block Inc	7,410	169
Hanesbrands Inc	12,167	268
Harley-Davidson Inc, Cl A	5,855	246
Hasbro Inc	4,098	378
Hilton Worldwide Holdings Inc	9,600	760
Home Depot Inc/The	39,682	7,742
Interpublic Group of Cos Inc/The	13,297	312
Kohl’s Corp	5,627	410
L Brands Inc	8,908	329
Leggett & Platt Inc	4,465	199
Lennar Corp, Cl A	9,674	508
LKQ Corp *	11,100	354
Lowe’s Cos Inc	28,445	2,718
Macy’s Inc	11,030	413
Marriott International Inc/MD, Cl A	10,251	1,298
Mattel Inc	11,299	186
McDonald’s Corp	27,007	4,232
MGM Resorts International	17,300	502
Michael Kors Holdings Ltd *	4,928	328
Mohawk Industries Inc *	2,258	484
Netflix Inc *	15,020	5,879
Newell Brands Inc, Cl B	17,213	444
News Corp	13,830	214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl B	5,000	$79
NIKE Inc, Cl B	44,038	3,509
Nordstrom Inc	4,266	221
Norwegian Cruise Line Holdings Ltd *	7,400	350
Omnicom Group Inc	7,769	593
O’Reilly Automotive Inc *	2,812	769
PulteGroup Inc	9,743	280
PVH Corp	2,720	407
Ralph Lauren Corp, Cl A	1,860	234
Ross Stores Inc	13,049	1,106
Royal Caribbean Cruises Ltd	6,010	623
Starbucks Corp	47,257	2,308
Tapestry Inc	9,634	450
Target Corp, Cl A	18,584	1,415
Tiffany & Co	3,398	447
TJX Cos Inc/The	21,638	2,059
Tractor Supply Co	4,446	340
TripAdvisor Inc *	3,697	206
Twenty-First Century Fox Inc, Cl A	36,062	1,792
Twenty-First Century Fox Inc, Cl B	14,900	734
Ulta Beauty Inc *	2,000	467
Under Armour Inc, Cl A *	6,546	147
Under Armour Inc, Cl C *	6,681	141
VF Corp	11,240	916
Viacom Inc, Cl B	12,830	387
Walt Disney Co	51,081	5,354
Whirlpool Corp	2,109	308
Wynn Resorts Ltd	3,017	505
Yum! Brands Inc	11,297	884

		102,490

Consumer Staples — 6.7%
Altria Group Inc	65,169	3,701
Archer-Daniels-Midland Co	19,041	873
Brown-Forman Corp, Cl B	8,885	435
Campbell Soup Co	6,772	275
Church & Dwight Co Inc	8,700	462
Clorox Co	4,622	625
Coca-Cola Co	131,582	5,771
Colgate-Palmolive Co	29,948	1,941
Conagra Brands Inc	13,892	496
Constellation Brands Inc, Cl A	5,870	1,285
Costco Wholesale Corp	15,076	3,151
Coty Inc, Cl A	16,549	233
CVS Health Corp	35,199	2,265
Estee Lauder Cos Inc/The, Cl A	7,644	1,091
General Mills Inc	20,541	909
Hershey Co	4,986	464
Hormel Foods Corp	9,516	354
JM Smucker Co	3,804	409
Kellogg Co	8,694	607
Kimberly-Clark Corp	11,977	1,262

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraft Heinz Co/The	20,400	$1,281
Kroger Co	27,348	778
McCormick & Co Inc	4,114	478
Molson Coors Brewing Co, Cl B	6,624	451
Mondelez International Inc, Cl A	50,953	2,089
Monster Beverage Corp *	14,065	806
PepsiCo Inc	48,840	5,317
Philip Morris International Inc	53,837	4,347
Procter & Gamble Co	86,409	6,745
Sysco Corp, Cl A	16,343	1,116
Tyson Foods Inc, Cl A	10,075	694
Walgreens Boots Alliance Inc	29,207	1,753
Walmart Inc	49,776	4,263

		56,727

Energy — 6.0%
Anadarko Petroleum Corp, Cl A	17,593	1,289
Andeavor	4,803	630
Apache Corp	13,501	631
Baker Hughes a GE Co	14,915	493
Cabot Oil & Gas Corp	15,798	376
Chevron Corp	65,726	8,310
Cimarex Energy Co	3,449	351
Concho Resources Inc *	5,100	706
ConocoPhillips	40,286	2,805
Devon Energy Corp	18,326	806
EOG Resources Inc	19,827	2,467
EQT Corp	8,805	486
Exxon Mobil Corp	145,700	12,054
Halliburton Co	29,842	1,345
Helmerich & Payne Inc	3,743	239
Hess Corp	9,274	620
HollyFrontier Corp	6,100	417
Kinder Morgan Inc/DE	64,714	1,143
Marathon Oil Corp	28,792	601
Marathon Petroleum Corp	15,737	1,104
National Oilwell Varco Inc, Cl A	13,230	574
Newfield Exploration Co *	7,473	226
Noble Energy Inc	17,237	608
Occidental Petroleum Corp	26,200	2,192
ONEOK Inc	13,954	974
Phillips 66	14,399	1,617
Pioneer Natural Resources Co	5,792	1,096
Schlumberger Ltd, Cl A	47,937	3,213
TechnipFMC PLC	14,413	457
Valero Energy Corp	14,797	1,640
Williams Cos Inc	28,946	785

		50,255

Financials — 12.9%
Affiliated Managers Group Inc	1,929	287
Aflac Inc	26,618	1,145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp	12,112	$1,105
American Express Co	24,713	2,422
American International Group Inc	30,705	1,628
Ameriprise Financial Inc	5,017	702
Aon PLC	8,409	1,154
Arthur J Gallagher & Co	6,100	398
Assurant Inc	1,782	184
Bank of America Corp	324,445	9,146
Bank of New York Mellon Corp/The	34,543	1,863
BB&T Corp	26,556	1,340
Berkshire Hathaway Inc, Cl B *	66,230	12,362
BlackRock Inc	4,215	2,103
Brighthouse Financial Inc *	3,292	132
Capital One Financial Corp	16,615	1,527
Cboe Global Markets Inc	4,000	416
Charles Schwab Corp/The	41,535	2,122
Chubb Ltd	16,166	2,053
Cincinnati Financial Corp	5,193	347
Citigroup Inc	87,645	5,865
Citizens Financial Group Inc	16,600	646
CME Group Inc	11,648	1,909
Comerica Inc	5,873	534
Discover Financial Services	11,846	834
E*TRADE Financial Corp *	9,370	573
Everest Re Group Ltd	1,400	323
Fifth Third Bancorp	24,351	699
Franklin Resources Inc	11,536	370
Goldman Sachs Group Inc/The	12,121	2,674
Hartford Financial Services Group Inc/The	12,161	622
Huntington Bancshares Inc/OH	37,347	551
Intercontinental Exchange Inc	19,880	1,462
Invesco Ltd	13,712	364
Jefferies Financial Group Inc	10,640	242
JPMorgan Chase & Co	117,217	12,214
KeyCorp	37,152	726
Lincoln National Corp	7,609	474
Loews Corp	9,489	458
M&T Bank Corp	5,108	869
Marsh & McLennan Cos Inc	17,317	1,420
MetLife Inc	35,512	1,548
Moody’s Corp	5,704	973
Morgan Stanley	47,317	2,243
MSCI Inc, Cl A	3,100	513
Nasdaq Inc, Cl A	3,987	364
Northern Trust Corp	7,471	769
People’s United Financial Inc	11,889	215
PNC Financial Services Group Inc	16,197	2,188
Principal Financial Group Inc, Cl A	9,533	505
Progressive Corp	19,921	1,178
Prudential Financial Inc	14,477	1,354
Raymond James Financial Inc	4,400	393
Regions Financial Corp	38,160	679

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	8,678	$1,769
SunTrust Banks Inc	15,939	1,052
SVB Financial Group, Cl B *	1,800	520
Synchrony Financial	24,301	811
T Rowe Price Group Inc	8,340	968
Torchmark Corp, Cl A	3,635	296
Travelers Cos Inc	9,252	1,132
Unum Group	7,663	283
US Bancorp	53,802	2,691
Wells Fargo & Co	151,433	8,395
Willis Towers Watson PLC	4,447	674
XL Group Ltd	8,914	499
Zions Bancorporation	6,937	366

		108,643

Health Care — 13.0%
Abbott Laboratories	60,624	3,698
AbbVie Inc	52,425	4,857
ABIOMED Inc *	1,500	614
Aetna Inc, Cl A	11,216	2,058
Agilent Technologies Inc	10,985	679
Alexion Pharmaceuticals Inc *	7,508	932
Align Technology Inc *	2,500	855
Allergan PLC	11,780	1,964
AmerisourceBergen Corp, Cl A	5,454	465
Amgen Inc, Cl A	22,963	4,239
Anthem Inc	8,738	2,080
Baxter International Inc	16,992	1,255
Becton Dickinson and Co	9,219	2,209
Biogen Inc *	7,250	2,104
Boston Scientific Corp *	46,992	1,537
Bristol-Myers Squibb Co	56,538	3,129
Cardinal Health Inc	11,003	537
Celgene Corp, Cl A *	24,494	1,945
Centene Corp *	7,100	875
Cerner Corp *	11,012	658
Cigna Corp	8,310	1,412
Cooper Cos Inc/The, Cl A	1,700	400
Danaher Corp, Cl A	21,291	2,101
DaVita Inc *	4,557	316
DENTSPLY SIRONA Inc	8,171	358
Edwards Lifesciences Corp, Cl A *	7,372	1,073
Eli Lilly & Co	33,013	2,817
Envision Healthcare Corp *	4,536	200
Express Scripts Holding Co *	19,332	1,493
Gilead Sciences Inc	44,913	3,182
HCA Healthcare Inc	9,543	979
Henry Schein Inc *	5,444	396
Hologic Inc *	9,500	378
Humana Inc	4,690	1,396
IDEXX Laboratories Inc *	3,000	654
Illumina Inc *	5,000	1,396

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Incyte Corp *	6,300	$422
Intuitive Surgical Inc *	3,938	1,884
IQVIA Holdings Inc *	4,800	479
Johnson & Johnson	92,344	11,205
Laboratory Corp of America Holdings *	3,617	649
McKesson Corp	6,837	912
Medtronic PLC	46,841	4,010
Merck & Co Inc	93,066	5,649
Mettler-Toledo International Inc *	900	521
Mylan NV *	17,526	633
Nektar Therapeutics, Cl A *	5,700	278
PerkinElmer Inc	3,969	291
Perrigo Co PLC	4,476	326
Pfizer Inc	201,157	7,298
Quest Diagnostics Inc	4,578	503
Regeneron Pharmaceuticals Inc *	2,715	937
ResMed Inc	5,100	528
Stryker Corp	11,076	1,870
Thermo Fisher Scientific Inc	13,811	2,861
UnitedHealth Group Inc	33,011	8,099
Universal Health Services Inc, Cl B	3,042	339
Varian Medical Systems Inc *	3,265	371
Vertex Pharmaceuticals Inc *	8,658	1,472
Waters Corp *	2,620	507
Zimmer Biomet Holdings Inc	6,953	775
Zoetis Inc, Cl A	16,673	1,420

		109,480

Industrials — 9.0%
3M Co	20,426	4,018
Alaska Air Group Inc	4,200	254
Allegion PLC	3,394	263
American Airlines Group Inc	14,325	544
AMETEK Inc	7,864	567
AO Smith Corp	5,200	308
Arconic Inc	15,492	263
Boeing Co	18,809	6,311
Caterpillar Inc, Cl A	20,645	2,801
CH Robinson Worldwide Inc	4,987	417
Cintas Corp	3,052	565
Copart Inc *	7,000	396
CSX Corp	30,388	1,938
Cummins Inc	5,463	727
Deere & Co	11,113	1,554
Delta Air Lines Inc, Cl A	22,222	1,101
Dover Corp	5,346	391
Eaton Corp PLC	15,039	1,124
Emerson Electric Co	21,726	1,502
Equifax Inc	4,076	510
Expeditors International of Washington Inc	6,108	446
Fastenal Co, Cl A	9,922	477
FedEx Corp	8,469	1,923

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowserve Corp	4,554	$184
Fluor Corp	5,092	248
Fortive Corp	10,395	802
Fortune Brands Home & Security Inc	5,300	285
General Dynamics Corp	9,465	1,764
General Electric Co	300,593	4,091
Harris Corp	4,027	582
Honeywell International Inc	25,652	3,695
Huntington Ingalls Industries Inc, Cl A	1,600	347
IHS Markit Ltd *	12,300	635
Illinois Tool Works Inc	10,531	1,459
Ingersoll-Rand PLC	8,503	763
Jacobs Engineering Group Inc	4,421	281
JB Hunt Transport Services Inc	2,845	346
Johnson Controls International PLC	31,638	1,058
Kansas City Southern	3,563	377
L3 Technologies Inc	2,619	504
Lockheed Martin Corp	8,593	2,539
Masco Corp	11,223	420
Nielsen Holdings PLC	11,980	370
Norfolk Southern Corp	9,702	1,464
Northrop Grumman Corp	5,961	1,834
PACCAR Inc	12,019	745
Parker-Hannifin Corp, Cl A	4,552	709
Pentair PLC	5,677	239
Quanta Services Inc *	5,282	176
Raytheon Co	9,899	1,912
Republic Services Inc	7,662	524
Robert Half International Inc	4,559	297
Rockwell Automation Inc	4,335	721
Rockwell Collins Inc	5,530	745
Roper Technologies Inc	3,514	969
Snap-on Inc	1,955	314
Southwest Airlines Co, Cl A	18,433	938
Stanley Black & Decker Inc	5,411	719
Stericycle Inc, Cl A *	2,826	184
Textron Inc	9,137	602
TransDigm Group Inc	1,700	587
Union Pacific Corp	26,619	3,771
United Continental Holdings Inc *	7,900	551
United Parcel Service Inc, Cl B	23,911	2,540
United Rentals Inc *	2,999	443
United Technologies Corp	25,732	3,217
Verisk Analytics Inc, Cl A *	5,500	592
Waste Management Inc	13,582	1,105
WW Grainger Inc	1,747	539
Xylem Inc/NY	6,448	434

		76,021

Information Technology — 24.5%
Accenture PLC, Cl A	22,248	3,639
Activision Blizzard Inc	26,300	2,007

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Systems Inc *	16,864	$4,112
Advanced Micro Devices Inc *	29,600	444
Akamai Technologies Inc *	5,774	423
Alliance Data Systems Corp	1,646	384
Alphabet Inc, Cl A *	10,269	11,596
Alphabet Inc, Cl C *	10,493	11,706
Amphenol Corp, Cl A	10,220	891
Analog Devices Inc	12,592	1,208
ANSYS Inc *	3,000	522
Apple Inc	169,330	31,345
Applied Materials Inc	34,371	1,588
Autodesk Inc, Cl A *	7,505	984
Automatic Data Processing Inc	15,142	2,031
Broadcom Inc	14,175	3,439
Broadridge Financial Solutions Inc	4,100	472
CA Inc	10,733	383
Cadence Design Systems Inc *	10,100	437
Cisco Systems Inc	161,672	6,957
Citrix Systems Inc *	4,626	485
Cognizant Technology Solutions Corp, Cl A	20,077	1,586
Corning Inc, Cl B	28,071	772
DXC Technology Co	9,776	788
eBay Inc *	32,147	1,166
Electronic Arts Inc *	10,528	1,485
F5 Networks Inc, Cl A *	2,191	378
Facebook Inc, Cl A *	82,571	16,045
Fidelity National Information Services Inc, Cl B	11,353	1,204
Fiserv Inc, Cl A *	14,064	1,042
FleetCor Technologies Inc *	3,100	653
FLIR Systems Inc	4,892	254
Gartner Inc *	3,100	412
Global Payments Inc	5,447	607
Hewlett Packard Enterprise Co	53,410	780
HP Inc	55,910	1,269
Intel Corp	160,297	7,968
International Business Machines Corp	29,368	4,103
Intuit Inc	8,485	1,733
IPG Photonics Corp *	1,300	287
Juniper Networks Inc	12,533	344
KLA-Tencor Corp	5,449	559
Lam Research Corp	5,720	989
Mastercard Inc, Cl A	31,482	6,187
Microchip Technology Inc	7,937	722
Micron Technology Inc *	40,171	2,106
Microsoft Corp	264,596	26,092
Motorola Solutions Inc	5,502	640
NetApp Inc	9,128	717
NVIDIA Corp	20,848	4,939
Oracle Corp, Cl B	102,333	4,509
Paychex Inc	11,200	765
PayPal Holdings Inc *	38,685	3,221

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo Inc *	4,305	$345
QUALCOMM Inc	51,268	2,877
Red Hat Inc *	6,060	814
salesforce.com Inc *	24,372	3,324
Seagate Technology PLC	10,043	567
Skyworks Solutions Inc	6,207	600
Symantec Corp, Cl A	21,508	444
Synopsys Inc *	5,200	445
Take-Two Interactive Software Inc, Cl A *	4,100	485
TE Connectivity Ltd	12,003	1,081
Texas Instruments Inc	33,711	3,717
Total System Services Inc	5,567	470
Twitter Inc *	22,200	969
VeriSign Inc *	3,378	464
Visa Inc, Cl A	61,432	8,137
Western Digital Corp	10,138	785
Western Union Co	15,577	317
Xerox Corp	7,289	175
Xilinx Inc	8,687	567

		205,958

Materials — 2.4%
Air Products & Chemicals Inc	7,461	1,162
Albemarle Corp	3,800	358
Avery Dennison Corp	3,076	314
Ball Corp	12,112	431
CF Industries Holdings Inc	8,137	361
DowDuPont Inc	79,775	5,259
Eastman Chemical Co	4,998	500
Ecolab Inc	8,854	1,242
FMC Corp	4,749	424
Freeport-McMoRan Inc, Cl B	45,762	790
International Flavors & Fragrances Inc	2,715	337
International Paper Co	14,073	733
LyondellBasell Industries NV, Cl A	11,043	1,213
Martin Marietta Materials Inc, Cl A	2,165	483
Mosaic Co/The	12,610	354
Newmont Mining Corp	18,104	683
Nucor Corp	10,848	678
Packaging Corp of America	3,400	380
PPG Industries Inc	8,670	899
Praxair Inc	9,833	1,555
Sealed Air Corp	6,058	257
Sherwin-Williams Co/The, Cl A	2,813	1,146
Vulcan Materials Co	4,630	598
WestRock Co	8,592	490

		20,647

Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	3,400	429
American Tower Corp, Cl A ‡	15,116	2,179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	5,343	$226
AvalonBay Communities Inc ‡	4,722	812
Boston Properties Inc ‡	5,208	653
CBRE Group Inc, Cl A *	10,525	503
Crown Castle International Corp ‡	14,228	1,534
Digital Realty Trust Inc, Cl A ‡	7,200	804
Duke Realty Corp ‡	13,000	378
Equinix Inc ‡	2,759	1,186
Equity Residential ‡	12,533	798
Essex Property Trust Inc ‡	2,260	540
Extra Space Storage Inc ‡	4,200	419
Federal Realty Investment Trust, Cl REIT ‡	2,700	342
GGP Inc ‡	22,297	456
HCP Inc ‡	17,030	440
Host Hotels & Resorts Inc ‡	26,212	552
Iron Mountain Inc ‡	10,176	356
Kimco Realty Corp ‡	14,296	243
Macerich Co/The ‡	3,965	225
Mid-America Apartment Communities Inc ‡	3,900	393
Prologis Inc ‡	18,171	1,194
Public Storage ‡	5,100	1,157
Realty Income Corp, Cl REIT ‡	9,618	517
Regency Centers Corp ‡	5,400	335
SBA Communications Corp, Cl A *‡	4,100	677
Simon Property Group Inc ‡	10,658	1,814
SL Green Realty Corp ‡	3,115	313
UDR Inc, Cl REIT ‡	9,800	368
Ventas Inc ‡	12,610	718
Vornado Realty Trust ‡	6,131	453
Welltower Inc ‡	12,607	790
Weyerhaeuser Co ‡	25,760	939

		22,743

Telecommunication Services — 1.9%
AT&T Inc	250,903	8,057
CenturyLink Inc	33,857	631
Verizon Communications Inc	141,998	7,144

		15,832

Utilities — 2.8%
AES Corp/VA	22,612	303
Alliant Energy Corp	8,300	351
Ameren Corp	8,644	526
American Electric Power Co Inc	16,829	1,165
American Water Works Co Inc	6,000	512
CenterPoint Energy Inc	15,617	433
CMS Energy Corp	10,013	473
Consolidated Edison Inc	10,878	848
Dominion Energy Inc	22,304	1,521
DTE Energy Co	6,341	657
Duke Energy Corp	23,998	1,898

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	11,390	$721
Entergy Corp	6,477	523
Evergy Inc	9,300	522
Eversource Energy	10,744	630
Exelon Corp	32,990	1,405
FirstEnergy Corp	15,121	543
NextEra Energy Inc	16,298	2,722
NiSource Inc	12,313	324
NRG Energy Inc	10,564	324
PG&E Corp	17,493	745
Pinnacle West Capital Corp	3,794	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPL Corp	23,539	$672
Public Service Enterprise Group Inc	17,157	929
SCANA Corp	4,880	188
Sempra Energy	9,168	1,065
Southern Co	34,482	1,597
WEC Energy Group Inc	10,737	694
Xcel Energy Inc	17,746	811

		23,408

Total Common Stock (Cost $602,883) ($ Thousands)		792,204

Total Investments in Securities – 94.1% (Cost $602,883) ($ Thousands)		$792,204

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	(488)	Sep-2018	$(67,665)	$(66,407)	$1,258
TOPIX Index	535	Sep-2018	86,204	83,584	(1,855)

			$18,539	$17,177	$(597)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	10/11/18	EUR	72,309	USD	84,368	$(728)
Bank of America	01/09/19	USD	4,082	SAR	15,311	1
Bank of America	01/09/19	SAR	172,536	USD	45,823	(180)
Goldman Sachs	07/11/18	USD	2,065	JPY	223,771	(43)
Morgan Stanley	07/11/18	JPY	432,888	USD	3,984	73
RBC	07/11/18	USD	443	JPY	49,069	—
Standard Chartered	10/11/18	USD	84,554	JPY	9,263,243	(276)
UBS	07/11/18	USD	1,122	JPY	118,146	(55)

						$(1,208)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Dynamic Asset Allocation Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2018 is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Russell 1000 Growth	Index Return	3-Month USD-LIBOR + 25 BPS	Quarterly	09/18/2018	USD	84,256	$(2,012)	$—	$(2,012)
HSBC	Russell 1000 Growth Total Return	Index Return	3-Month USD-LIBOR + 16 BPS	Quarterly	04/23/2019	USD	41,935	(1,400)	—	(1,400)
Morgan Stanley	Russell 1000 Value	3-Month USD-LIBOR + 30 BPS	Index Return	Quarterly	09/18/2018	USD	78,277	(625)	—	(625)
HSBC	Russell 1000 Value Index Total Return	3-Month USD-LIBOR + 20 BPS	Index Return	Quarterly	04/23/2019	USD	41,935	(225)	—	(225)

								$(4,262)	$—	$(4,262)

Percentages are based on Net Assets of $841,722 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

BPS — Basis Points

Cl — Class

EUR — Euro

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

SAR — Saudi Riyal

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$792,204	$—	$—	$792,204

Total Investments in Securities	$792,204	$—	$—	$792,204

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,258	$—	$—	$1,258
Unrealized Depreciation	(1,855)	—	—	(1,855)
Forwards Contracts *
Unrealized Appreciation	—	74	—	74
Unrealized Depreciation	—	(1,282)	—	(1,282)
OTC Swaps *
Total Return Swaps
Unrealized Depreciation	—	(4,262)	—	(4,262)

Total Other Financial Instruments	$(597)	$(5,470)	$—	$(6,067)

*Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 33.7%

Consumer Discretionary — 10.4%
Amazon.com Inc, Cl A *	365	$620
Autoliv Inc	12,773	1,829
Belmond Ltd, Cl A *	90,000	1,004
Best Buy Co Inc	5,219	389
BRP Inc/CA	800	39
Burlington Stores Inc *	961	145
Caesars Entertainment Corp *	243,536	2,606
Camping World Holdings Inc, Cl A	53,357	1,333
Carter’s Inc	2,790	302
CBS Corp, Cl B	19,546	1,099
Charter Communications Inc, Cl A *	3,000	880
CTS Eventim AG & Co KGaA	1,377	68
Dave & Buster’s Entertainment Inc *	39,821	1,895
Deckers Outdoor Corp *	2,881	325
Delphi Technologies PLC (A)	43,908	1,996
DeNA Co Ltd	80,810	1,515
DISH Network Corp, Cl A *	48,058	1,615
Dollar Tree Inc *	10,700	910
Domino’s Pizza Inc	1,103	311
Eldorado Resorts Inc *	62,252	2,434
Extended Stay America Inc	45,891	992
Fast Retailing Co Ltd	700	322
Gentex Corp	10,262	236
Gray Television Inc *	2,070	33
H&R Block Inc	13,657	311
Harley-Davidson Inc, Cl A	33,768	1,421
Hilton Worldwide Holdings Inc (A)	19,658	1,556
Home Depot Inc/The	2,611	509
ILG Inc	35,352	1,168
Interpublic Group of Cos Inc/The	13,458	315
John Wiley & Sons Inc, Cl A	4,246	265
Liberty Media Corp-Liberty Formula One, Cl C *	61,906	2,299
Live Nation Entertainment Inc *	10,894	529
Madison Square Garden Co *	4,791	1,486
McDonald’s Holdings Co Japan Ltd	6,000	306
MDC Holdings Inc	21,683	667
Mediaset Espana Comunicacion SA	20,890	176
Mediaset SpA *	21,701	69
Melco Resorts & Entertainment Ltd ADR	51,321	1,437
MGM Resorts International	51,207	1,487
Norwegian Cruise Line Holdings Ltd *	30,856	1,458
Omnicom Group Inc	1,849	141
Party City Holdco *	52,171	796
Penn National Gaming Inc *	4,650	156
ProSiebenSat.1 Media SE	10,116	257
Quebecor Inc, Cl B	18,700	383
Ralph Lauren Corp, Cl A	3,671	462
Red Rock Resorts Inc, Cl A	34,940	1,171
Ross Stores Inc	6,139	520
Ryohin Keikaku Co Ltd	900	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scholastic Corp, Cl B	14,541	$644
Sega Sammy Holdings Inc	29,400	504
Shimamura Co Ltd	3,300	290
Sirius XM Holdings Inc	71,021	481
Sotheby’s *	39,619	2,153
Stars Group Inc/The *	5,900	214
Subaru Corp	9,800	285
Thor Industries Inc	3,085	300
TJX Cos Inc/The	5,413	515
VF Corp	2,856	233
Visteon Corp *	2,317	299
Walt Disney Co	4,872	511
Williams-Sonoma Inc	5,658	347
World Wrestling Entertainment Inc, Cl A	5,939	432
Wyndham Hotels & Resorts Inc (A)	66,286	3,900

		53,668

Consumer Staples — 0.8%
a2 Milk Co Ltd *	38,598	300
Boston Beer Co Inc/The, Cl A *	1,032	309
Brown-Forman Corp, Cl B	5,640	276
Carlsberg A/S, Cl B	710	84
Flowers Foods Inc	14,916	311
Japan Tobacco Inc	7,200	201
Kirin Holdings Co Ltd	8,600	230
Lancaster Colony Corp	1,330	184
National Beverage Corp, Cl A *	2,384	255
Nestle SA	6,656	516
Pinnacle Foods Inc	3,776	246
Pola Orbis Holdings Inc	6,100	268
Rite Aid Corp *	18,577	32
Saputo Inc	4,800	159
Seven & i Holdings Co Ltd	8,900	388
Swedish Match AB	6,143	305
Unicharm Corp	8,700	262

		4,326

Energy — 1.1%
Andeavor	20,063	2,632
Equinor ASA	3,933	104
Exxon Mobil Corp	6,102	505
HollyFrontier Corp	4,749	325
Husky Energy Inc	34,500	537
Imperial Oil Ltd	12,600	419
Phillips 66	3,643	409
Raging River Exploration Inc *	16,556	72
RSP Permian Inc *	8,802	387
Valero Energy Corp	4,318	479

		5,869

Financials — 2.3%
Annaly Capital Management Inc ‡	789	8

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Montreal	900	$70
Bank of Nova Scotia/The, Cl C	4,400	249
BOC Hong Kong Holdings Ltd	20,000	94
Canadian Imperial Bank of Commerce	3,600	313
CNA Financial Corp	3,243	148
Evercore Inc, Cl A	4,044	426
Great-West Lifeco Inc	12,200	300
Hang Seng Bank Ltd	17,300	433
Hong Kong Exchanges & Clearing Ltd	300	9
Japan Exchange Group Inc	9,100	169
Japan Post Bank Co Ltd	29,300	341
Japan Post Holdings Co Ltd	3,100	34
Lazard Ltd, Cl A (B)	8,358	409
LendingClub Corp *	595,836	2,258
Partners Group Holding AG	74	54
Power Financial Corp	12,100	283
Royal Bank of Canada	4,400	331
Starwood Property Trust Inc ‡	17,150	372
Stewart Information Services Corp	10,014	431
Sumitomo Mitsui Financial Group Inc	7,200	280
Toronto-Dominion Bank	5,300	307
Umpqua Holdings Corp	9,051	205
XL Group Ltd	71,978	4,027

		11,551

Health Care — 3.5%
Aetna Inc, Cl A	7,728	1,418
Astellas Pharma Inc	18,000	274
Charles River Laboratories International Inc *	2,089	235
Cigna Corp	1,779	302
Diplomat Pharmacy Inc *	26,459	676
Encompass Health Corp	6,113	414
Envision Healthcare Corp *	31,676	1,394
Express Scripts Holding Co *	8,410	649
Genmab A/S *	454	70
GN Store Nord A/S	4,886	223
Haemonetics Corp *	5,001	449
HCA Healthcare Inc	4,690	481
Hoya Corp	8,700	495
Humana Inc	1,059	315
Indivior *	185,913	941
Indivior PLC *	12,460	63
Inspire Medical Systems Inc *	4,178	149
Masimo Corp *	4,234	413
Medipal Holdings Corp	2,400	48
Mettler-Toledo International Inc *	864	500
Molina Healthcare Inc *	5,234	513
Novo Nordisk A/S, Cl B	10,422	483
Orion Oyj, Cl B	10,421	281
PRA Health Sciences Inc *	233	22
Premier Inc, Cl A *	10,684	389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shire PLC ADR	14,623	$2,468
T2 Biosystems Inc *	3,928	30
Takeda Pharmaceutical Co Ltd ADR	18,113	379
Taro Pharmaceutical Industries Ltd *	4,107	475
Varex Imaging Corp *	58,281	2,162
Veeva Systems Inc, Cl A *	2,057	158
Waters Corp *	1,621	314
WellCare Health Plans Inc *	2,031	500
Zoetis Inc, Cl A	3,878	330

		18,013

Industrials — 4.6%
American Woodmark Corp *	2,078	190
ANA Holdings Inc	9,000	331
ASGN Inc *	1,677	131
Azul SA ADR *	58,022	949
Builders FirstSource Inc *(A)	168,811	3,088
BWX Technologies Inc, Cl W (A)	34,325	2,139
CAE Inc	17,643	366
Central Japan Railway Co	400	83
Delta Air Lines Inc, Cl A (A)	65,800	3,260
Deutsche Lufthansa AG	10,826	260
Dfds A/S	419	27
DSV A/S	4,180	338
East Japan Railway Co	1,100	105
EMCOR Group Inc	4,556	347
Expeditors International of Washington Inc	5,211	381
Graco Inc	2,117	96
HD Supply Holdings Inc *	9,588	411
Herc Holdings Inc *	22,903	1,290
Japan Airlines Co Ltd	9,100	323
Jardine Strategic Holdings Ltd	3,800	139
Landstar System Inc	2,729	298
MSC Industrial Direct Co Inc, Cl A	3,288	279
MTR Corp Ltd	66,000	365
Qantas Airways	64,540	294
Robert Half International Inc	7,574	493
Rockwell Collins Inc	15,471	2,084
Senior	303,012	1,215
SG Holdings Co Ltd	13,600	298
Taisei Corp	4,300	237
United Continental Holdings Inc *(A)	38,622	2,693
Waste Management Inc	3,515	286
WSP Global Inc	2,100	111
WW Grainger Inc	1,670	515

		23,422

Information Technology — 3.8%
Alphabet Inc, Cl A *	888	1,003
Arista Networks Inc *	1,181	304
Aspen Technology Inc *	4,144	384
Avnet Inc	15,115	648

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadence Design Systems Inc *	10,992	$476
Canon Inc	9,100	298
Cars.com Inc *(A)	61,238	1,739
CGI Group Inc, Cl A *	1,000	63
Check Point Software Technologies Ltd *	2,204	215
Cohu Inc	1,798	44
Constellation Software Inc/Canada	700	543
F5 Networks Inc, Cl A *	2,643	456
Facebook Inc, Cl A *	3,202	622
Fortinet Inc *	7,824	488
Fujitsu Ltd	57,000	346
GungHo Online Entertainment Inc	65,400	167
Instructure Inc *	35,920	1,528
Intuit Inc	2,526	516
Jack Henry & Associates Inc	2,579	336
Kakaku.com Inc	22,800	515
Lattice Semiconductor Corp *	106,195	697
Logitech International SA	8,582	377
Manhattan Associates Inc *	7,769	365
MAXIMUS Inc	5,371	334
Mixi Inc	9,700	246
NetApp Inc	4,622	363
NXP Semiconductors NV *	6,550	716
Orbotech Ltd *	17,617	1,089
Park Electrochemical Corp	11,743	272
Red Hat Inc *	3,063	412
Square Enix Holdings Co Ltd	5,100	251
Stamps.com Inc *	1,234	312
Synaptics Inc *	6,062	305
Ubiquiti Networks Inc *	3,345	283
Ulvac Inc	3,500	134
Vishay Intertechnology Inc (A)	91,982	2,134
VMware, Cl A *	3,170	466
VTech Holdings Ltd	10,700	124
Xerox Corp	3,592	86

		19,657

Materials — 2.5%
Allegheny Technologies Inc *(A)	78,201	1,964
ArcelorMittal	10,413	305
Ball Corp	41,227	1,466
Bemis Co Inc	46,223	1,951
Commercial Metals Co, Cl A	27,821	587
Constellium NV, Cl A *(A)	190,247	1,959
Ingevity Corp *(A)	27,823	2,250
Louisiana-Pacific Corp	17,661	481
Lundin Mining Corp, Cl Common Subscription Receipt	48,100	267
Norbord Inc	9,400	386
Reliance Steel & Aluminum Co	4,592	402
UPM-Kymmene OYJ, Cl V	10,256	367
West Fraser Timber Co Ltd, Cl O	6,100	420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westlake Chemical Corp	1,904	$205

		13,010

Real Estate — 2.5%
Braemar Hotels & Resorts Inc ‡	112,984	1,290
DCT Industrial Trust Inc ‡	38,631	2,578
Forest City Realty Trust Inc, Cl A ‡	4,898	112
Gaming and Leisure Properties Inc ‡	54,022	1,934
Kimco Realty Corp ‡	79,901	1,358
Kite Realty Group Trust ‡	74,441	1,271
LaSalle Hotel Properties ‡	22,703	777
Pure Multi-Family REIT LP ‡	2,912	20
RLJ Lodging Trust ‡	149,966	3,307

		12,647

Telecommunication Services — 1.3%
BCE Inc	8,202	332
Elisa OYJ	8,815	408
Intelsat SA *	78,102	1,301
KDDI Corp	11,600	318
Nippon Telegraph & Telephone Corp	6,500	296
NTT DOCOMO Inc	20,100	512
PCCW Ltd	574,000	323
Rogers Communications Inc, Cl B	6,300	299
Spark New Zealand Ltd	139,406	352
Sprint Corp *	29,333	160
Swisscom AG *	808	361
Telenor ASA	22,045	452
Zayo Group Holdings Inc *	44,581	1,626

		6,740

Utilities — 0.9%
AGL Energy Ltd	797	13
ALLETE Inc	2,164	167
Canadian Utilities Ltd, Cl A	12,700	320
CenterPoint Energy Inc	2,949	82
Centrica PLC	195,697	407
CK Infrastructure Holdings Ltd	42,000	311
CLP Holdings Ltd, Cl B	49,500	533
Consolidated Edison Inc	2,509	196
DTE Energy Co	1,499	155
Emera Inc	300	10
Endesa SA	1,672	37
Fortum OYJ	16,446	392
Hong Kong & China Gas Co Ltd	223,850	429
MDU Resources Group Inc	14,156	406
National Fuel Gas Co	577	31
Power Assets Holdings Ltd	40,500	283
Public Service Enterprise Group Inc	5,812	315
Tokyo Electric Power Co Holdings Inc *	53,000	247

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEC Energy Group Inc	4,557	$295

		4,629

Total Common Stock (Cost $164,128) ($ Thousands)		173,532

REGISTERED INVESTMENT COMPANIES — 33.5%
AQR Managed Futures Strategy Fund , Cl I	451,467	3,932
AQR Managed Futures Strategy HV Fund , Cl I	2,287,704	19,011
ASG Managed Futures Strategy Fund , Cl Y	2,910,844	28,148
BlackRock Global Long/Short Credit Fund , Cl I	4,242,790	43,828
Merger Fund/The , Cl L	2,746,927	46,038
SEI Institutional Managed Trust Long/Short Alternative Fund , Cl Y †	3,142,922	31,901

Total Registered Investment Companies (Cost $178,345) ($ Thousands)		172,858

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 5.3%

Consumer Discretionary — 0.7%
Altice
7.625%, 02/15/2025 (C)	$145	133
Altice Financing
7.500%, 05/15/2026 (C)	150	145
Bon-Ton Department Stores
8.000%, 06/15/2021 (D)	305	52
Cengage Learning
9.500%, 06/15/2024 (C)	185	156
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	160	159
CSC Holdings
10.875%, 10/15/2025 (C)	105	121
10.125%, 01/15/2023 (C)	25	28
Cumulus Media Holdings
7.750%, 05/01/2019 (D)	115	15
Diamond Resorts International
10.750%, 09/01/2024 (C)	145	155
DISH DBS
5.875%, 11/15/2024	230	195
Guitar Center
13.000% cash/0% PIK, 04/15/2022 (C)	575	443
9.625%, 04/15/2020 (C)	—	—
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (C)	120	116
Hilton Domestic Operating
4.250%, 09/01/2024	105	100
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (D)	748	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
9.000%, 12/15/2019 (D)	$145	$110
9.000%, 03/01/2021 (D)	185	140
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C)	220	208
Jacobs Entertainment
7.875%, 02/01/2024 (C)	95	99
KFC Holding
5.250%, 06/01/2026 (C)	150	148
McClatchy
9.000%, 12/15/2022	124	129
9.000%, 07/15/2026	160	156
Monitronics International
9.125%, 04/01/2020	450	289
Penn National Gaming
5.625%, 01/15/2027 (C)	165	156
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (C)	170	168
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)	275	259

		3,772

Consumer Staples — 0.7%
Albertsons
6.085%, VAR ICE LIBOR USD 3 Month+3.750%, 01/15/2024 (C)	85	85
New Albertsons
8.700%, 05/01/2030	15	13
8.000%, 05/01/2031	145	119
7.750%, 06/15/2026	5	4
7.450%, 08/01/2029	460	373
Rite Aid
7.700%, 02/15/2027	215	182
6.875%, 12/15/2028 (C)	70	54
6.125%, 04/01/2023 (C)	2,498	2,533

		3,363

Energy — 0.7%
Crestwood Midstream Partners
5.750%, 04/01/2025	155	155
Ensco
5.750%, 10/01/2044	165	117
EP Energy
7.750%, 05/15/2026 (C)	155	159
EP PetroEcuador via Noble Sovereign Funding I
7.966%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019	160	157
Extraction Oil & Gas
5.625%, 02/01/2026 (C)	130	124
Jupiter Resources
8.500%, 10/01/2022 (C)	205	84

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance
9.875%, 04/01/2022 (C)		$100	$103
Noble Holding International
8.950%, 04/01/2045		85	78
7.750%, 01/15/2024		240	227
Parker Drilling
6.750%, 07/15/2022		195	142
Petrobras Global Finance BV
6.250%, 03/17/2024		627	621
6.125%, 01/17/2022		457	465
Pride International
7.875%, 08/15/2040		50	45
Rowan
5.850%, 01/15/2044		435	322
5.400%, 12/01/2042		55	40
Transocean
6.800%, 03/15/2038		290	236
5.800%, 10/15/2022		75	74
Ultra Resources
7.125%, 04/15/2025 (C)		60	42
6.875%, 04/15/2022 (C)		30	23
Weatherford International
9.875%, 02/15/2024		135	136
9.875%, 03/01/2039		40	39
5.950%, 04/15/2042		90	67

			3,456

Financials — 0.8%
BCD Acquisition
9.625%, 09/15/2023 (C)		140	149
Citigroup Global Markets Holdings MTN (E)
17.418%, 07/19/2018	EGP	50,057	2,770
16.870%, 09/13/2018		10,376	557
Freedom Mortgage
8.250%, 04/15/2025 (C)		$160	157
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049		150	148
Springleaf Finance
7.750%, 10/01/2021		135	145
6.875%, 03/15/2025		15	15
WeWork
7.875%, 05/01/2025 (C)		280	268

			4,209

Health Care — 0.3%
Aurora Diagnostics Holdings
12.250%, 01/15/2020		353	314
Centene
4.750%, 01/15/2025		150	149
CHS
8.625%, 01/15/2024 (C)		215	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Envision Healthcare
6.250%, 12/01/2024 (C)	$ 130	$138
Kindred Healthcare
6.375%, 04/15/2022	135	139
Tenet Healthcare
8.125%, 04/01/2022	145	152
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (C)	240	249
8.500%, 01/31/2027 (C)	40	41

		1,398

Industrials — 0.2%
Cenveo
8.500%, 09/15/2022 (C)(D)	505	8
6.000%, 08/01/2019 (C)(D)	295	106
Global A&T Electronics
8.500%, 01/12/2023	395	375
Icahn Enterprises
6.250%, 02/01/2022	145	148
Prime Security Services Borrower
9.250%, 05/15/2023 (C)	113	120
Titan International
6.500%, 11/30/2023 (C)	150	150
Xerium Technologies
9.500%, 08/15/2021	280	295

		1,202

Information Technology — 1.0%
Advanced Micro Devices
7.500%, 08/15/2022	75	83
BMC Software Finance
8.125%, 07/15/2021 (C)	4,171	4,265
Boxer Parent
9.000% cash/0% PIK, 10/15/2019 (C)	—	—
Rackspace Hosting
8.625%, 11/15/2024 (C)	290	291
Symantec
5.000%, 04/15/2025 (C)	200	194
Unisys
10.750%, 04/15/2022 (C)	140	157
United Group BV
4.375%, VAR Euribor 3 Month+4.375%, 07/01/2023 (C)	EUR 100	116

		5,106

Materials — 0.5%
Allegheny Technologies
7.875%, 08/15/2023	$ 145	156
Alpha 3 BV
6.250%, 02/01/2025 (C)	100	98
Big River Steel
7.250%, 09/01/2025 (C)	95	98

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
First Quantum Minerals
7.500%, 04/01/2025 (C)	$ 75	$74
7.250%, 04/01/2023 (C)	35	35
7.000%, 02/15/2021 (C)	175	177
Freeport-McMoRan
5.450%, 03/15/2043	170	149
Hexion
6.625%, 04/15/2020	340	318
LSB Industries
9.625%, 05/01/2023 (C)	155	156
Mountain Province Diamonds
8.000%, 12/15/2022 (C)	125	125
Northwest Acquisitions ULC
7.125%, 11/01/2022 (C)	305	304
Rain CII Carbon
7.250%, 04/01/2025 (C)	360	365
TPC Group
8.750%, 12/15/2020 (C)	240	238

		2,293

Telecommunication Services — 0.4%
Altice France
7.375%, 05/01/2026 (C)	160	157
CenturyLink
5.625%, 04/01/2025	205	194
Digicel
6.000%, 04/15/2021 (C)	135	122
Digicel Group
6.750%, 03/01/2023 (C)	80	66
Frontier Communications
10.500%, 09/15/2022	165	150
8.500%, 04/01/2026 (C)	110	106
7.125%, 01/15/2023	240	177
6.875%, 01/15/2025	85	55
Intelsat Jackson Holdings
5.500%, 08/01/2023	75	67
Intelsat Luxembourg
7.750%, 06/01/2021	45	42
Sprint
7.875%, 09/15/2023	290	301
Urban One
9.250%, 02/15/2020 (C)	265	257
7.375%, 04/15/2022 (C)	30	29
Wind Tre
5.000%, 01/20/2026 (C)	60	47
3.125%, 01/20/2025 (C)	EUR 150	142
Windstream Services
6.375%, 08/01/2023 (C)	$ 280	165
Ziggo Secured Finance BV
5.500%, 01/15/2027 (C)	155	145

		2,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.0%
NRG Energy
7.250%, 05/15/2026	$ 155	$165

Total Corporate Obligations (Cost $28,658) ($ Thousands)		27,186

SOVEREIGN DEBT — 3.2%
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS 5,761	204
Argentine Republic Government International Bond
7.820%, 12/31/2033	EUR 259	297
5.625%, 01/26/2022	$ 1,069	999
4.625%, 01/11/2023	822	724
3.875%, 01/15/2022	EUR 776	865
3.380%, 03/31/2019	228	154
3.380%, 03/31/2019	1,096	749
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, 02/08/2019	ARS 12,217	460
Ecuador Government International Bond
10.750%, 03/28/2022	$ 263	270
Egypt Treasury Bills
15.413%, 10/02/2018 (E)	EGP 12,980	692
Hellenic Republic Government Bond
3.900%, 01/30/2033	EUR 917	1,000
National Highways Authority of India
7.300%, 05/18/2022	INR 30,000	434
Paraguay Government International Bond
4.625%, 01/25/2023	$ 733	742
Peruvian Government International Bond
6.950%, 08/12/2031	PEN 2,638	882
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR 41,187	3,291
8.750%, 02/28/2048	20,220	1,343
Republic of South Africa Government
International Bond
5.500%, 03/09/2020	$ 713	731
Russian Foreign Bond – Eurobond
5.250%, 06/23/2047	1,200	1,155
5.000%, 04/29/2020	300	307
Turkey Government International Bond
7.000%, 06/05/2020	971	994

Total Sovereign Debt (Cost $17,559) ($ Thousands)		16,293

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 2.2%
84 Lumber, 1st Lien
7.210%, 10/25/2023	$142	$143
Academy, Ltd., Initial Term Loan, 1st Lien
6.001%, VAR LIBOR+4.000%, 07/01/2022	132	110
5.983%, VAR LIBOR+4.000%, 07/01/2022	197	163
Advantage Sales, 1st Lien Term Loan
5.230%, 07/23/2021	71	67
Advantage Solutions, Term Loan B, 1st Lien
5.230%, 07/23/2021	135	127
Affinity Game, Term Loan 2, 2nd Lien
10.127%, 01/31/2025	300	296
AgroFresh, Term Loan, 1st Lien
6.443%, 07/31/2021	80	79
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.280%, VAR LIBOR+3.250%, 04/28/2022	130	126
Apex Tool Group, LLC, Second Amendment Term Loan
5.730%, VAR LIBOR+3.750%, 02/01/2022	242	242
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.594%, 12/23/2024	157	157
BMC Software Finance, Inc., Term Loan, 1st Lien
0.000%, 09/01/2025 (F)	130	129
Brickman Group, Initial Term Loan, 1st Lien
4.980%, 12/18/2020	93	93
4.935%, 12/18/2020	76	76
Bright Bidco, Term Loan, 1st Lien
5.834%, 06/30/2024	130	129
5.377%, 06/30/2024	27	27
Broadriders, Term Loan B, 1st Lien
8.480%, 04/08/2024	130	129
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 12/23/2024	158	158
Calceus Acquisition, Cov-Lite, Term Loan B1, 1st Lien
5.880%, VAR LIBOR+4.000%, 01/31/2020	217	213
Cengage Learning, Inc., 2016 Refinancing Term Loan
6.335%, VAR LIBOR+4.250%, 06/07/2023	320	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 01/31/2025	$164	$160
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/01/2024	75	75
4.730%, VAR LIBOR+2.750%, 03/01/2024	85	85
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.100%, VAR LIBOR+2.000%, 04/30/2025	157	157
Checkers Drive-In, Term Loan, 1st Lien
6.130%, 04/25/2024	119	117
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
5.557%, 01/27/2021	123	120
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.980%, VAR LIBOR+3.000%, 10/24/2022	226	215
Coral, Term Loan B-4, 1st Lien
5.344%, 02/02/2026	160	160
Cowlitz Tribal Gaming Authority, Term B Loan, 1st Lien
12.480%, VAR LIBOR+10.500%, 12/04/2020	180	193
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
5.240%, VAR LIBOR+3.250%, 12/23/2020	462	399
Diversey, Term Loan, 1st Lien
4.994%, 09/06/2024	239	234
Doncasters, Cov-Lite, 1st Lien
5.837%, 04/09/2020	21	20
Doncasters, Term Loan, 1st Lien
5.837%, 04/09/2020	97	94
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan
4.943%, 11/04/2021	—	—
4.729%, 11/04/2021	—	—
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.302%, VAR LIBOR+8.000%, 09/30/2020	144	147
EPIC Y-Grade Services, Term Loan, 1st Lien
0.000%, 06/07/2025 (F)	67	66
Expera, Term Loan, 1st Lien
6.127%, 11/03/2023	67	68

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.091%, VAR LIBOR+2.000%, 04/26/2024	$162	$161
Forterra Finance, LLC, Replacement Term Loan
4.980%, VAR LIBOR+3.000%, 10/25/2023	125	117
Gates Global LLC, Initial B-2 Dollar Term Loan
5.084%, 04/01/2024	120	119
Glass Mountain, Term Loan B, 1st Lien
6.400%, 12/23/2024	70	69
Go Daddy Operating Company LLC, Cov-Lite, Term Loan B, 1st Lien
4.230%, 02/15/2024	116	116
Harrah’s, Cov-Lite, Term Loan, 1st Lien
4.094%, 10/07/2024	—	—
Hoffmaster Group, Initial Term Loan, 1st Lien
6.802%, VAR LIBOR+4.500%, 11/21/2023	198	198
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
5.980%, 07/08/2024	214	214
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
5.056%, 03/28/2025	190	187
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.603%, 01/02/2024	55	57
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, 1st Lien
6.625%, 01/02/2024	30	31
Lantheus, 1st Lien
5.627%, 06/30/2022	90	90
Leap Legal Software, Term Loan B, 1st Lien
7.715%, 09/12/2022	299	220
Libbey Glass, 1st Lien
4.895%, 04/09/2021	103	101
Lifescan, Term Loan, 1st Lien
0.000%, 06/19/2024 (F)	250	242
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.730%, VAR LIBOR+3.750%, 06/30/2020	67	65
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
10.105%, VAR LIBOR+8.125%, 06/30/2020	584	569
Mavenir Systems, Term Loan B
8.030%, 05/08/2025	160	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
6.094%, VAR LIBOR+4.000%, 05/04/2022	$250	$244
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.807%, VAR LIBOR+3.500%, 06/13/2024	204	200
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.980%, VAR LIBOR+4.000%, 10/13/2023	141	132
Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien
5.263%, VAR LIBOR+3.250%, 10/25/2020	153	136
New MMI, Inc., Term B Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 02/13/2023	403	400
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
5.336%, 06/02/2025	101	100
Ortho-Clinical, Cov-Lite, 1st Lien
5.336%, 06/30/2025	116	115
Patterson Companies, Term Loan B, 1st Lien
2.056%, 08/29/2022	—	—
Patterson Medical, Term Loan, 1st Lien
2.359%, 08/29/2022	234	223
Peak, Term Loan B, 1st Lien
5.834%, 08/01/2024	109	108
Radio One, Inc., Initial Term Loan, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	120	117
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.230%, 07/28/2021	146	145
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.476%, VAR LIBOR+3.500%, 09/07/2023	212	163
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
5.990%, 07/16/2021	186	173
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+2.500%, 02/02/2024	156	155
Supervalu, Delay Draw, 1st Lien
5.594%, 06/08/2024	50	50
SuperValue, Term Loan, 1st Lien
5.594%, 06/08/2024	83	83
Switch, Cov-Lite, Term Loan B, 1st Lien
4.127%, 06/27/2024	134	134

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 02/06/2024	$247	$237
Transdigm Inc., New Tranche G Term Loan
4.802%, VAR LIBOR+2.500%, 08/22/2024	141	140
Transdigm Inc., Term Loan, 1st Lien
4.480%, 08/22/2024	2	2
Tronc, Inc. (fka Tribune Publishing Company), Initial Term Loan, 1st Lien
6.627%, 08/04/2021	68	67
UPC Financing Partnership, Facility AR, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	140	138
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	201	199
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
6.090%, VAR LIBOR+4.000%, 03/29/2021	91	86
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
5.190%, VAR LIBOR+3.250%, 02/17/2024	50	44

Total Loan Participations (Cost $11,445) ($ Thousands)		11,374

	Shares

PREFERRED STOCK — 0.3%

Financials — 0.3%
FHLMC, 8.375% *	108,019	675
FNMA, 8.250% *	110,006	695

		1,370

Real Estate — 0.0%
Colony Capital, 7.150%	350	8

Total Preferred Stock (Cost $1,139) ($ Thousands)		1,378

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.1%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$265	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Liberty Media CV to 22.94686
4.000%, 11/15/2029	$370	$260
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (C)	230	313

Total Convertible Bonds (Cost $709) ($ Thousands)		758

MUNICIPAL BONDS — 0.1%

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (D)	250	101
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2021 @ 100
5.750%, 07/01/2041 (D)	5	2
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2039 (D)	5	2
5.125%, 07/01/2037 (D)	20	9
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (D)	5	2
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (D)	35	14
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (D)	15	6
5.000%, 12/01/2017 (D)	5	2
4.704%, 05/01/2016 (D)	265	105
Government Development Bank for Puerto Rico, Ser B, RB
5.750%, 08/01/2025 (D)	100	40
Government Development Bank for Puerto Rico, Ser H, RB
4.950%, 08/01/2022 (D)	25	10
4.900%, 08/01/2021 (D)	30	12
4.500%, 08/01/2019 (D)	70	27
Puerto Rico, Electric Power Authority, RB
5.000%, 07/01/2037	15	7
Puerto Rico, Electric Power Authority, Ser A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (D)	20	9
4.800%, 07/01/2029 (D)	10	4
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (D)	15	7
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (D)	15	7

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2019 (D)	$5	$2
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2025 (D)	20	9
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (D)	5	2
5.000%, 07/01/2028 (D)	5	2
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2018 (D)	5	2
Puerto Rico, Electric Power Authority, Ser ZZ, RB Callable 07/01/2020 @ 100
5.250%, 07/01/2024 (D)	15	7

		390

Texas — 0.0%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	300	305

Total Municipal Bonds (Cost $729) ($ Thousands)		695

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
4.948%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (C)	250	245
Tryon Park CLO, Ser 2018-1A, Cl CR
5.048%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (C)	250	249

		494

Total Asset-Backed Securities (Cost $498) ($ Thousands)		494

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
5.815%, VAR LIBOR USD 1 Month+3.741%, 11/15/2036 (C)	175	176

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		176

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Aurora Diagnostics, Expires 01/15/2020 Strike Price $0 *	4,450	$—

Total Warrant (Cost $—) ($ Thousands)		—

	Shares

CASH EQUIVALENT — 18.8%
SEI Daily Income Trust, Government Fund, Cl F
1.660%**†	96,711,529	96,712

Total Cash Equivalent (Cost $96,712) ($ Thousands)		96,712

Total Investments in Securities — 97.3% (Cost $500,097) ($ Thousands)		$501,456

COMMON STOCK SOLD SHORT — (18.0)%

Consumer Discretionary — (4.8)%
Acushnet Holdings Corp	(12,994)	(318)
adidas AG	(4,567)	(997)
Adient PLC	(6,262)	(308)
Amazon.com Inc, Cl A *	(309)	(525)
AMC Entertainment Holdings, Cl A	(28,138)	(447)
AMC Networks Inc, Cl A *	(6,021)	(375)
Bloomin’ Brands Inc	(15,172)	(305)
Callaway Golf Co	(38,710)	(734)
Camping World Holdings Inc, Cl A	(8,375)	(209)
Carvana Co, Cl A *	(10,475)	(436)
Charter Communications Inc, Cl A *	(1,548)	(454)
Dillard’s Inc, Cl A	(3,655)	(345)
Domino’s Pizza Inc	(2,760)	(779)
Foot Locker Inc, Cl A	(22,891)	(1,205)
Fossil Group Inc *	(20,542)	(552)
GCI Liberty Inc *	(7,335)	(331)
Gentex Corp	(48,863)	(1,125)
GoPro Inc, Cl A *	(66,036)	(425)
Hilton Worldwide Holdings Inc	(7,748)	(613)
Husqvarna AB, Cl B	(32,919)	(313)
International Game Technology	(13,211)	(307)
Las Vegas Sands Corp	(8,535)	(652)
Lear Corp	(2,531)	(470)
Leggett & Platt Inc	(7,081)	(316)
Lennar Corp, Cl B	(20)	(1)

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Liberty Broadband Corp, Cl C *	(6,137)	$(465)
Live Nation Entertainment Inc *	(19,045)	(925)
LKQ Corp *	(9,725)	(310)
Marriott International Inc/MD, Cl A	(4,850)	(614)
Marriott Vacations Worldwide Corp	(5,819)	(657)
Marui Group	(7,800)	(164)
Mattel Inc	(26,352)	(433)
Mohawk Industries Inc *	(1,483)	(318)
MSG Networks Inc *	(17,076)	(409)
Netflix Inc *	(2,127)	(833)
New York Times Co/The, Cl A	(39,553)	(1,024)
Newell Brands Inc, Cl B	(12,466)	(321)
Nordstrom Inc	(6,535)	(338)
Ocado Group PLC *	(6,308)	(86)
Pinnacle Entertainment Inc *	(11,095)	(374)
Roku, Cl A *	(6,273)	(267)
Scientific Games Corp, Cl A *	(5,464)	(269)
SEB	(1,450)	(253)
Shutterfly Inc *	(2,230)	(201)
Sleep Number Corp *	(34,863)	(1,012)
Steven Madden Ltd	(9,077)	(482)
Tesla Inc *	(1,452)	(498)
Toyota Industries	(6,100)	(342)
Toyota Motor	(4,800)	(311)
Universal Entertainment Corp *	(7,200)	(324)
Wayfair Inc, Cl A *	(4,157)	(494)
World Wrestling Entertainment Inc, Cl A	(4,904)	(357)

		(24,623)

Consumer Staples — (1.7)%
Alimentation Couche-Tard Inc, Cl B	(1,000)	(43)
Anheuser-Busch InBev SA/NV	(3,270)	(330)
Costco Wholesale Corp	(3,378)	(706)
Coty Inc, Cl A	(25,500)	(360)
CVS Health Corp	(6,462)	(416)
Energizer Holdings Inc	(24,706)	(1,555)
Hershey Co	(6,973)	(649)
Kellogg Co	(28,710)	(2,006)
Kroger Co	(24,000)	(683)
Pilgrim’s Pride Corp *	(32,277)	(650)
Sanderson Farms Inc	(10,103)	(1,062)
United Natural Foods Inc *	(10,030)	(428)

		(8,888)

Energy — (1.6)%
Baker Hughes a GE Co	(11,653)	(385)
BP PLC ADR	(24)	(1)
Cheniere Energy Inc *	(7,704)	(502)
Concho Resources Inc *	(2,826)	(391)
Delek US Holdings Inc	(12,677)	(636)
Diamondback Energy Inc, Cl A	(2,213)	(291)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Golar LNG Ltd	(9,456)	$(279)
Marathon Petroleum Corp	(31,881)	(2,237)
Origin Energy Ltd *	(43,435)	(322)
Parsley Energy Inc, Cl A *	(16,054)	(486)
Patterson-UTI Energy Inc	(13,390)	(241)
PrairieSky Royalty Ltd	(7,000)	(138)
Schlumberger Ltd, Cl A	(5,558)	(373)
Snam SpA	(64,340)	(269)
Targa Resources Corp	(7,958)	(394)
Tenaris SA ADR	(12,683)	(461)
TransCanada	(7,200)	(311)
Weatherford International *	(96,598)	(318)

		(8,035)

Financials — (1.1)%
Ashmore Group	(68,250)	(336)
Banco BPM SpA *	(82,396)	(242)
Bankia SA	(82,393)	(308)
BGC Partners Inc, Cl A	(21,247)	(241)
CME Group Inc	(3,207)	(526)
Credit Acceptance Corp, Cl A *	(2,720)	(961)
Credit Suisse Group	(15,644)	(236)
Deutsche Bank AG	(29,075)	(313)
Evercore Inc, Cl A	(3,808)	(402)
FNF Group	(5,845)	(220)
Greenhill	(14,305)	(406)
Moelis & Co, Cl A	(2,378)	(139)
Nordea Bank AB	(32,433)	(313)
Sterling Bancorp/DE	(12,906)	(303)
Trupanion Inc *	(21,405)	(826)
Wells Fargo & Co	(2,767)	(153)

		(5,925)

Health Care — (1.3)%
Abaxis Inc	(5,205)	(432)
Ambu A/S, Cl B	(12,882)	(434)
Amgen Inc, Cl A	(2,128)	(393)
Argenx SE ADR *	(923)	(77)
Aurora Cannabis Inc *	(51,137)	(362)
Cigna Corp	(2,032)	(345)
CRISPR Therapeutics AG *	(3,009)	(177)
DENTSPLY SIRONA Inc	(7,207)	(315)
Hologic Inc *	(4,889)	(194)
Immunomedics Inc *	(14,457)	(342)
Insulet Corp *	(3,630)	(311)
IQVIA Holdings Inc *	(3,100)	(309)
iRhythm Technologies Inc *	(3,889)	(316)
Johnson & Johnson	(2,551)	(310)
M3 Inc	(8,800)	(351)
Novartis AG	(4,425)	(335)
Penumbra Inc *	(3,204)	(443)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
PeptiDream Inc *	(11,200)	$(466)
Teladoc Inc *	(6,093)	(354)
Zimmer Biomet Holdings	(2,773)	(309)

		(6,575)

Industrials — (1.9)%
Axon Enterprise Inc *	(4,192)	(265)
Bombardier Inc, Cl B *	(88,789)	(351)
Brink’s Co/The	(1,376)	(110)
Capita PLC	(120,504)	(254)
CNH Industrial NV	(39,104)	(415)
Daifuku Co Ltd	(6,900)	(302)
Deere & Co	(2,460)	(344)
Duerr AG	(3,872)	(180)
Dycom Industries Inc *	(3,285)	(310)
Elis SA	(12,456)	(286)
Epiroc AB, Cl A *	(8,032)	(84)
FANUC Corp	(1,500)	(298)
General Electric Co	(27,390)	(373)
Hawaiian Holdings Inc	(37,412)	(1,345)
Komatsu Ltd	(11,100)	(318)
Middleby Corp/The *	(3,008)	(314)
Seven Group Holdings Ltd	(818)	(12)
SMC Corp/Japan	(600)	(220)
Snap-on Inc	(11,270)	(1,811)
Triton International Ltd/Bermuda	(3,791)	(116)
United Technologies Corp	(5,235)	(655)
Wabtec Corp/DE	(3,172)	(313)
Wartsila OYJ Abp	(16,298)	(320)
Wesco Aircraft Holdings *	(55,921)	(629)

		(9,625)

Information Technology — (3.5)%
2U Inc *	(5,493)	(459)
Alphabet Inc, Cl A *	(266)	(300)
ANGI Homeservices Inc *	(26,855)	(413)
Apple Inc	(2,720)	(503)
Broadcom Inc	(596)	(145)
Cardtronics *	(41,191)	(996)
Cloudera *	(24,613)	(336)
Cree Inc *	(6,541)	(272)
Facebook Inc, Cl A *	(2,276)	(442)
Flex Ltd *	(19,782)	(279)
GMO Payment Gateway Inc	(3,100)	(358)
Gogo Inc *	(7,129)	(35)
GTT Communications Inc *	(5,492)	(247)
Hortonworks Inc *	(31,504)	(574)
II-VI Inc *	(7,097)	(308)
Intel Corp	(8,965)	(446)
InterXion Holding NV *	(7,953)	(496)
iQIYI Inc ADR *	(5,776)	(187)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
j2 Global Inc	(3,844)	$(333)
KEMET Corp *	(11,470)	(277)
KLA-Tencor Corp	(4,397)	(451)
Lam Research Corp	(1,861)	(322)
MACOM Technology Solutions Holdings Inc *	(7,102)	(164)
Microsoft Corp	(4,487)	(442)
Murata Manufacturing Co Ltd	(1,900)	(319)
Natixis SA	(18,832)	(134)
NETGEAR Inc *	(11,096)	(693)
Nintendo Co Ltd	(1,300)	(425)
Nuance Communications *	(13,810)	(192)
Nutanix Inc, Cl A *	(8,672)	(447)
Pandora Media Inc *	(36,090)	(284)
PayPal Holdings Inc *	(4,843)	(403)
Quotient Technology Inc *	(24,172)	(317)
Renesas Electronics Corp *	(31,300)	(307)
Sea Ltd ADR *	(15,646)	(235)
Semtech Corp *	(13,736)	(646)
Shopify Inc *	(3,215)	(468)
Snap Inc, Cl A *	(18,698)	(245)
Spotify Technology SA *	(1,815)	(305)
Square Inc, Cl A *	(8,293)	(511)
SUMCO Corp	(19,500)	(394)
Switch Inc, Cl A	(7,044)	(86)
TDK Corp	(3,000)	(307)
Teradyne Inc	(21,200)	(807)
Universal Display Corp	(3,019)	(260)
Vishay Intertechnology Inc	(16,708)	(388)
Xcerra Corp *	(8,588)	(120)
Yaskawa Electric Corp	(8,500)	(300)
Zillow Group Inc, Cl C *	(5,794)	(342)
Zscaler Inc *	(2,587)	(92)

		(17,812)

Materials — (1.1)%
Albemarle Corp	(3,374)	(318)
BHP Billiton Ltd	(14,116)	(354)
Cabot Corp	(5,757)	(356)
DowDuPont Inc	(4,841)	(319)
First Quantum Minerals Ltd (Canada)	(27,402)	(404)
Fletcher Building Ltd	(65,133)	(307)
Louisiana-Pacific Corp	(11,075)	(301)
Nucor Corp	(10,325)	(645)
OCI NV *	(17,877)	(483)
Rio Tinto Ltd	(5,020)	(309)
Steel Dynamics Inc	(14,078)	(647)
Sumitomo Metal Mining	(7,300)	(279)
Tokai Carbon Co Ltd	(18,200)	(327)
Valvoline Inc	(14,665)	(316)

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Yara International ASA	(7,694)	$(319)

		(5,684)

Real Estate — (0.9)%
Equity Residential	(10,221)	(651)
Park Hotels & Resorts Inc	(1,800)	(55)
Pebblebrook Hotel Trust	(22,754)	(883)
Prologis Inc	(39,441)	(2,591)
Public Storage	(2,840)	(644)

		(4,824)

Telecommunication Services — (0.1)%
SoftBank Group Corp	(5,000)	(360)
T-Mobile US Inc *	(3,638)	(217)

		(577)

Utilities — 0.0%
Electricite de France SA	(644)	(9)

Total Common Stock Sold Short (Proceeds $87,829) ($ Thousands)		(92,577)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.4)%

Exchange Traded Fund — (1.4)%
Invesco CurrencyShares Japanese Yen Trust	(22,080)	(1,909)
iShares Russell 2000 ETF	(3,934)	(644)
SPDR S&P 500 ETF Trust	(16,438)	(4,460)

		(7,013)

Total Exchange Traded Funds Sold Short (Proceeds $7,036) ($ Thousands)		(7,013)

PREFERRED STOCK SOLD SHORT — 0.0%

Consumer Discretionary — 0.0%
Volkswagen AG, 1.230%	(1,784)	(296)

Total Preferred Stock Sold Short (Proceeds $251) ($ Thousands)		(296)

Total Investments Sold Short — (19.4)% (Proceeds $95,116) ($ Thousands)		$(99,886)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.1%

Total Purchased Options(G) (Cost $447) ($ Thousands)	1,762	$370

WRITTEN OPTIONS* — 0.0%

Total Written Options(G) (Premiums Received $169) ($ Thousands)	(622)	$(109)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

A list of the open option contracts held by the Fund at June 30, 2018 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.1%

Put Options
CBS Corp*	40	$225	$55.00	08/18/18	$6
CME Group Inc*	24	393	160.00	09/22/18	10
CME Group Inc*	24	393	155.00	09/22/18	7
July 18 Puts on SPX*	42	11,417	2,470.00	07/21/18	12
July 18 Puts on SPX*	42	11,417	2,670.00	07/21/18	69
July 2018, S&P 500 Index Option Put*	10	2,718	2,500.00	07/21/18	5
July 2018, S&P 500 Index Option Put*	10	2,718	2,700.00	07/21/18	24
KLA-Tencor Corp*	44	451	105.00	09/22/18	30
NXP Semiconductors NV*	81	885	110.00	07/21/18	5
NXP Semiconductors NV*	99	1,082	105.00	07/21/18	37
QUALCOMM Inc*	22	124	55.00	07/21/18	2
Synaptics Inc*	40	202	51.00	07/21/18	8
United Technologies Corp*	60	750	120.00	07/21/18	4
United Technologies Corp*	44	550	120.00	08/18/18	8
USG Corp*	42	181	38.00	08/18/18	—
VanEck Vectors Semiconductor ETF*	20	205	98.00	07/21/18	2
VanEck Vectors Semiconductor ETF*	40	411	98.00	07/21/18	5
VanEck Vectors Semiconductor ETF*	40	411	100.00	07/21/18	5
Walt Disney Co/The*	99	1,038	100.00	10/20/18	25
XL Group Ltd*	38	213	45.00	07/21/18	—
XL Group Ltd*	121	677	50.00	07/21/18	1
XL Group Ltd*	158	884	45.00	10/20/18	1

		37,345			266

Call Options
Akorn Inc*	9	15	15.00	12/22/18	6
Akorn Inc*	32	53	20.00	09/22/18	13
AT&T Inc*	29	93	33.00	07/21/18	—
Comcast Corp*	40	131	35.00	10/20/18	5
Comcast Corp*	24	79	35.00	09/22/18	3
NXP Semiconductors NV*	32	350	115.00	07/21/18	—
Shire PLC*	28	473	165.00	10/20/18	30
SPDR S&P 500 ETF Trust*	19	516	282.00	07/21/18	—
SPDR S&P 500 ETF Trust*	11	298	285.00	08/18/18	—
SPDR S&P 500 ETF Trust*	52	1,411	284.00	07/21/18	—
SPDR S&P 500 ETF Trust*	50	1,356	283.00	07/21/18	—
SPDR S&P 500 ETF Trust*	22	597	283.00	08/18/18	1
SPDR S&P 500 ETF Trust*	11	298	277.00	07/21/18	1
Twenty-First Century Fox Inc*	159	790	50.00	10/20/18	32
Twenty-First Century Fox Inc*	24	119	50.00	08/18/18	4
Xerox Corp*	80	192	25.00	08/18/18	9

		6,771			104

Total Purchased Options		$44,116			$370

WRITTEN OPTIONS — 0.0%

Put Options
July 18 Puts on SPX*	(84)	$(22,834)	2,570.00	07/21/18	$(44)
July 2018 S&P 500 Index Option Put*	(20)	(5,437)	2,600.00	07/21/18	(19)
KLA-Tencor Corp*	(44)	(451)	105.00	07/21/18	(17)
NXP Semiconductors NV*	(199)	(2,175)	95.00	07/21/18	(24)

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
NXP Semiconductors NV*	(161)	$(1,759)	$100.00	07/21/18	$(1)
United Technologies Corp*	(54)	(675)	115.00	07/21/18	(1)
VanEck Vectors Semiconductor ETF*	(40)	(411)	95.00	07/21/18	(2)
VanEck Vectors Semiconductor ETF*	(20)	(205)	93.00	07/21/18	(1)

		(33,947)			(109)

Total Written Options		$(33,947)			$(109)

A list of the open future contracts held by the Fund at June 30, 2018 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-BTP	(2)	Sep-2018	$(294)	$(297)	$(5)
Euro-Buxl 30 Year Bond	(5)	Sep-2018	(1,023)	(1,037)	(24)
S&P 500 Index E-MINI	(6)	Sep-2018	(836)	(816)	20

			$(2,153)	$(2,150)	$(9)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/03/18	USD	568	BRL	2,077	$(28)
Barclays PLC	07/03/18	BRL	2,077	USD	551	12
Barclays PLC	07/05/18	USD	834	PEN	2,736	1
Barclays PLC	07/05/18 - 09/14/18	PEN	5,665	USD	1,729	1
Barclays PLC	07/06/18	USD	1,183	IDR	16,462,641	(34)
Barclays PLC	07/06/18	IDR	16,462,641	USD	1,171	23
Barclays PLC	07/10/18 - 09/25/18	USD	631	ARS	18,062	(25)
Barclays PLC	07/10/18	ARS	11,920	USD	453	44
Barclays PLC	07/27/18	USD	577	INR	39,729	1
Barclays PLC	07/11/18 - 07/23/18	USD	2,906	INR	197,617	(26)
Barclays PLC	07/11/18 - 09/19/18	INR	333,795	USD	4,907	46
Barclays PLC	08/02/18	INR	41,167	USD	593	(5)
Barclays PLC	07/27/18 - 08/03/18	KRW	1,325,585	USD	1,189	(3)
Barclays PLC	08/16/18 - 08/23/18	EGP	18,303	USD	991	(21)
Barclays PLC	08/24/18	USD	609	TWD	18,515	2
Barclays PLC	08/24/18 - 09/19/18	CNH	6,963	USD	1,080	32
Barclays PLC	08/24/18	TWD	39,907	USD	1,340	25
Barclays PLC	09/14/18	AUD	300	USD	228	6
Barclays PLC	09/14/18	EUR	330	USD	392	4
Barclays PLC	09/14/18	EUR	26	USD	30	—
Barclays PLC	09/19/18	USD	17	EUR	14	—
Barclays PLC	09/19/18	EUR	487	CNH	3,669	(21)
Barclays PLC	09/19/18	USD	559	ZAR	7,669	(6)
Barclays PLC	09/19/18	USD	576	RUB	36,521	2
Barclays PLC	09/19/18	USD	1,142	TRY	5,547	27
Barclays PLC	09/19/18	USD	1,172	CNH	7,659	(20)
Barclays PLC	09/19/18	EUR	2,553	USD	2,986	(13)
Barclays PLC	09/19/18	CNH	3,669	EUR	473	4
Barclays PLC	09/19/18	TRY	5,547	USD	1,131	(39)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/19/18	ZAR	26,640	USD	1,961	$37
Barclays PLC	09/19/18	RUB	36,521	USD	582	4
JPMorgan Chase Bank	09/19/18	ZAR	24,037	USD	1,766	31
Morgan Stanley	07/05/18	USD	305	PEN	996	—
Morgan Stanley	07/31/18	USD	17	CAD	23	—
Morgan Stanley	07/31/18	CAD	115	USD	87	(1)
Morgan Stanley	07/31/18	GBP	345	USD	456	—
Morgan Stanley	07/31/18	JPY	246,653	USD	2,244	12
Morgan Stanley	08/02/18	PEI	1,081	USD	330	—
Morgan Stanley	08/24/18	USD	506	CNH	3,223	(20)
Morgan Stanley	08/24/18	TWD	15,005	USD	506	11
Morgan Stanley	09/19/18	USD	501	ZAR	6,847	(6)
Morgan Stanley	09/19/18	EUR	1,023	CZK	26,408	(12)
Morgan Stanley	09/19/18	CNH	5,767	USD	893	26
Morgan Stanley	09/19/18	INR	17,223	USD	251	3
Morgan Stanley	09/19/18	CZK	26,408	EUR	1,017	4
Morgan Stanley	09/19/18	ZAR	32,504	USD	2,390	44
Morgan Stanley	09/25/18	ARS	6,142	USD	206	10

						$132

A list of open OTC swap agreements held by the Fund at June 30, 2018, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	4.14%	3-Month MYR KLIBOR	Quarterly	05/18/2023	MYR	1,770	$(5)	$—	$(5)
Merrill Lynch	4.14%	3-Month 1.0 X KLIB3-Month + 0.0 BPS	Quarterly	05/21/2023	MYR	1,795	(6)	—	(6)
Merrill Lynch	4.02%	3-Month MYR 1.0 X KLIB3M + 0.0 BPS	Quarterly	06/08/2023	MYR	3,914	6	—	6
Bank of America	6.67%	6-Month INR 1.0 X IN00O/N + 0.0 BPS	Semi-Annual	06/20/2023	INR	47,112	32	—	32

							$27	$—	$27

			Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays	Macy’s	Buy	1.00%	Quarterly	12/20/2021	$320	$—	$11	$(11)
Barclays	Nordstrom	Buy	1.00%	Quarterly	12/20/2021	420	(1)	3	(4)

							$(1)	$14	$(15)

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Shire	Daily Fed Funds Rate	Asset Return	Monthly	04/26/2020	USD	$11	$35	$—	$35
Morgan Stanley	Takeda	1-Month SEK - STIBOR	Asset Return	Monthly	05/14/2020	JPY	248,360	(76)	—	(76)
Morgan Stanley	Com Hem	1-Month SEK - STIBOR	Asset Return	Monthly	02/14/2020	SEK	1,417	(10)	—	(10)
Morgan Stanley	Tele2	1-Month SEK - STIBOR	Asset Return	Monthly	02/14/2020	SEK	11	9	—	9
Morgan Stanley	NEX	Daily Fed Funds Rate	Asset Return	Monthly	05/16/2020	USD	73	5	—	5
Morgan Stanley	Virgin Money	1-Month GBP - LIBOR	Asset Return	Monthly	06/05/2020	GBP	28	6	—	6
Morgan Stanley	Inmarsat	1-Month GBP - LIBOR	Asset Return	Monthly	06/27/2020	GBP	4	—	—	—
Morgan Stanley	Innogy	1-Month EUR - EURIBOR	Asset Return	Monthly	05/25/2020	EUR	4	4	—	4
Morgan Stanley	CYBG	1-Day SONIA	Asset Return	Monthly	06/05/2020	GBP	101	(8)	—	(8)
Morgan Stanley	IWG	1-Month GBP - LIBOR	Asset Return	Monthly	02/01/2020	GBP	22	2	—	2
Deutsche Bank	Egyptian Government 0%	Egyptian Government 0%
	8/14/18	8/14/18	Cash Deposit of Notional	Monthly	08/14/2018	USD	23,075	1,264	1,204	60
Citigroup	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	159	1	1	—
Bank of America	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	4	10	5	5
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	2	2	2	—
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	2	2	2	—
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	09/20/2018	USD	7	13	8	5
Deutsche Bank	Egyptian Government 0%	Egyptian Government 0%
	8/28/18	8/28/18	Cash Deposit of Notional	Monthly	08/28/2018	USD	14,700	799	724	75
Morgan Stanley	Linde	1-Month USD - LIBOR	Asset Return	Monthly	12/20/2019	EUR	5	(20)	—	(20)
Morgan Stanley	Linde	1-Day EONIA	Asset Return	Monthly	12/20/2019	EUR	1,104	(12)	—	(12)

								$2,026	$1,946	$80

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.46%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2028	ZAR	5,874	$(3)	$—	$(3)
8.43%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2028	ZAR	5,834	(2)	—	(2)
7.98%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2023	ZAR	15,639	(6)	—	(6)
8.48%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2028	ZAR	5,765	(3)	—	(3)
1.56%	6-Month GBP - LIBOR	Semi-Annual	11/29/2046	GBP	520	12	—	12
1.37%	6-Month GBP - LIBOR	Semi-Annual	01/05/2067	GBP	500	38	—	38
1.41%	6-Month GBP - LIBOR	Semi-Annual	08/04/2067	GBP	322	13	—	13
1.60%	6-Month GBP - LIBOR	Semi-Annual	12/01/2046	GBP	254	2	—	2
1.44%	6-Month GBP - LIBOR	Semi-Annual	01/05/2047	GBP	572	39	—	39
1.88%	6-Month CZK 1.0 X PRIB06M + 0.0 BPS	Semi-Annual	09/19/2023	CZK	36,115	6	—	6
1.67%	6-Month CZK LIBOR	Semi-Annual	03/21/2023	CZK	9,841	4	—	4
1.86%	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	24,625	1	—	1
7.41%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2020	ZAR	24,640	(1)	—	(1)
1.80%	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	9,018	2	—	2
1.7425% CZK	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	6,754	2	—	2
7.93%	3-Month ZAR 1.0 X JIBA3M + 0.0 BPS	Quarterly	09/19/2023	ZAR	23,590	(5)	—	(5)
1.89%	6-Month CZK 1.0 X PRIB06M + 0.0 BPS	Semi-Annual	09/19/2023	CZK	36,498	5	—	5

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.84%	6-Month CZK PRIBOR	Semi-Annual	05/22/2023	CZK	35,315	$4	$—	$4
1-Month MXP 1.0 X MXIBTIIE + 0.0 BPS	7.86%	Monthly	09/13/2023	MXN	19,941	10	—	10

						$118	$—	$118

			Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2021	$(1,000)	$103	$60	$43
Mexico	Buy	1.00%	Quarterly	06/20/2023	1,211	18	2	17
Republic of Korea	Buy	1.00%	Quarterly	12/20/2021	1,402	(29)	(28)	(1)
Republic of Korea	Buy	1.00%	Quarterly	12/20/2022	185	(4)	(4)	(1)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2021	1,823	42	66	(24)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	35	45	(10)
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(26)	(11)	(15)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	4	2	1
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2020	2,654	85	116	(31)
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2021	307	15	13	2
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(48)	(25)	(22)
Russia	Sell	1.00%	Quarterly	06/20/2021	(2,345)	(3)	(98)	95
Russia	Sell	1.00%	Quarterly	12/20/2021	(248)	(1)	(6)	5

						$191	$132	$59

Percentages are based on Net Assets of $515,395 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, has been pledged as collateral on securities sold short.
(B)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $409 ($ Thousands), or 0.0% of the net assets of the Fund (See Note 2).
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $16,030 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan Offshore

CV — Convertible Security

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

LP — Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

TRY — Turkish Lira

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$173,532	$—	$—	$173,532
Registered Investment Companies	172,858	—	—	172,858
Corporate Obligations	—	27,186	—	27,186
Sovereign Debt	—	16,293	—	16,293
Loan Participations	—	11,374	—	11,374
Preferred Stock	1,378	—	—	1,378
Convertible Bonds	—	758	—	758
Municipal Bonds	—	695	—	695
Asset-Backed Securities	—	494	—	494
Mortgage-Backed Security	—	176	—	176
Warrant	—	—	—	—
Cash Equivalent	96,712	—	—	96,712

Total Investments in Securities	$444,480	$56,976	$—	$501,456

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(92,577)	$—	$—	$(92,577)
Exchange Traded Funds	(7,013)	—	—	(7,013)
Preferred Stock	(296)	—	—	(296)

Total Securities Sold Short	$(99,886)	$—	$—	$(99,886)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$370	$—	$—	$370
Written Options	(109)	—	—	(109)
Futures Contracts *
Unrealized Appreciation	20	—	—	20
Unrealized Depreciation	(29)	—	—	(29)
Forwards Contracts *
Unrealized Appreciation	—	412	—	412

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Depreciation	$—	$(280)	$—	$(280)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	38	—	38
Unrealized Depreciation	—	(11)	—	(11)
Credit Default Swaps *
Unrealized Depreciation	—	(15)	—	(15)
Total Return Swaps *
Unrealized Appreciation	—	206	—	206
Unrealized Depreciation	—	(126)	—	(126)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	138	—	138
Unrealized Depreciation	—	(20)	—	(20)
Credit Default Swaps *
Unrealized Appreciation	—	163	—	163
Unrealized Depreciation	—	(104)	—	(104)

Total Other Financial Instruments	$252	$401	$—	$653

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has conclude that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Dividend Income
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y	$34,352	$—	$(1,970)	$1,970	$(2,451)	$31,901	$1,328
SEI Daily Income Trust, Government Fund, Cl F	79,354	425,778	(408,420)	—	—	96,712	791

Totals	$113,706	$425,778	$(410,390)	$1,970	$(2,451)	$128,613	$2,119

As of June 30, 2018, Multi-Strategy Alternative Fund is the seller (“providing protection”) on a total notional amount of $5.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	$(77,771)	—	$102,952	$25,181
Maximum potential amount of future payments	—	3,879,000	—	1,167,556	5,046,556
Recourse provisions with third parties to recover any amounts paid under the credit derivative
(including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Strategy Alternative Fund (Continued)

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	3,760,556	—	—	3,760,556
201-300	—	—	1,286,000	—	—	1,286,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$5,046,556	$—	$—	$5,046,556

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 48.0%
U.S. Treasury Bills
2.104%, 12/27/2018 (A)(B)	$9,730	$9,631
2.102%, 11/23/2018 (A)(B)	82,634	81,970
2.097%, 12/20/2018 (B)	44,840	44,408
2.092%, 12/06/2018 (A)(B)	21,283	21,095
2.056%, 11/15/2018 (A)(B)	23,423	23,246
2.010%, 11/01/2018 (A)(B)	10,685	10,614
2.005%, 10/25/2018 (A)(B)	13,106	13,025
1.910%, 09/06/2018 (A)(B)	111,000	110,618
1.898%, 10/11/2018 (A)(B)	1,867	1,857
1.867%, 09/13/2018 (A)(B)	3,535	3,521
1.638%, 08/02/2018 (A)(B)	114,015	113,837
1.628%, 07/26/2018 (B)	74,105	74,020
1.611%, 07/19/2018 (B)	350,425	350,137
1.588%, 07/05/2018 (A)(B)	14,669	14,667
1.588%, 07/12/2018 (A)(B)	12,031	12,025
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	4,450	5,867
3.625%, 04/15/2028	8,617	10,939
3.375%, 04/15/2032	2,117	2,826
2.500%, 01/15/2029	2,166	2,545
2.375%, 01/15/2025	3,282	3,639
2.375%, 01/15/2027	808	919
2.125%, 01/15/2019	4,434	4,468
2.125%, 02/15/2041	4,652	5,889
2.000%, 01/15/2026	6,419	7,034
1.875%, 07/15/2019	1,765	1,793
1.750%, 01/15/2028	1,165	1,273
1.375%, 07/15/2018	465	465
1.375%, 01/15/2020	2,749	2,780
1.375%, 02/15/2044	1,075	1,200
1.250%, 07/15/2020	3,279	3,332
1.125%, 01/15/2021	2,098	2,125
1.000%, 02/15/2046	3,172	3,267
0.750%, 02/15/2042	1,608	1,570
0.750%, 02/15/2045	798	774
0.625%, 07/15/2021	6,870	6,896
0.625%, 01/15/2024	3,543	3,539
0.625%, 01/15/2026	54,283	53,987
0.625%, 02/15/2043	2,997	2,836
0.375%, 07/15/2023	5,868	5,814
0.375%, 07/15/2025	27,543	27,054
0.375%, 07/15/2027	25,647	24,951
0.250%, 01/15/2025	7,193	6,996
0.125%, 04/15/2019	3,208	3,189
0.125%, 04/15/2020	75,583	74,777
0.125%, 04/15/2021	112,044	110,300
0.125%, 01/15/2022	1,882	1,850
0.125%, 04/15/2022	63,379	62,075
0.125%, 07/15/2022	2,125	2,089
0.125%, 01/15/2023	1,791	1,751
0.125%, 07/15/2024	1,583	1,538

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2026		$50,590	$48,466

Total U.S. Treasury Obligations (Cost $1,391,202) ($ Thousands)			1,385,484

SOVEREIGN DEBT — 17.1%
African Development Bank MTN
2.375%, 09/23/2021 (A)		1,750	1,723
2.125%, 11/16/2022 (A)		500	484
1.875%, 03/16/2020 (A)		500	493
1.375%, 02/12/2020 (A)		1,250	1,225
1.250%, 07/26/2021 (A)		1,750	1,669
1.125%, 03/04/2019 (A)		1,500	1,487
1.125%, 09/20/2019 (A)		1,000	983
Andina de Fomento
4.375%, 06/15/2022 (A)		1,000	1,034
Asian Development Bank MTN
2.625%, 01/12/2027 (A)		750	728
2.000%, 02/16/2022 (A)		500	485
2.000%, 04/24/2026 (A)		500	465
1.750%, 01/10/2020 (A)		1,000	987
1.625%, 05/05/2020 (A)		500	491
1.625%, 08/26/2020 (A)		1,000	978
1.500%, 01/22/2020 (A)		1,000	983
1.375%, 01/15/2019 (A)		1,000	995
1.375%, 03/23/2020 (A)		1,000	979
1.000%, 08/16/2019 (A)		1,000	983
Canada Government International Bond
1.625%, 02/27/2019 (A)		2,250	2,239
Chile Government International Bond
3.875%, 08/05/2020 (A)		250	254
Council of Europe Development Bank
1.875%, 01/27/2020 (A)		1,000	988
1.750%, 11/14/2019 (A)		1,000	989
1.625%, 03/10/2020 (A)		500	492
1.625%, 03/16/2021 (A)		500	484
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	8,335	10,309
0.500%, 04/15/2030		10,381	14,400
0.100%, 04/15/2023		34,678	43,851
0.100%, 04/15/2026		9,306	12,113
0.100%, 04/15/2026		30,271	39,401
0.100%, 04/15/2046		741	1,074
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022 (A)		$750	730
2.000%, 02/01/2021 (A)		1,000	980
1.750%, 06/14/2019 (A)		1,000	993
1.750%, 11/26/2019 (A)		1,000	989
1.625%, 11/15/2018 (A)		1,000	998

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
1.625%, 05/05/2020 (A)		$500	$491
1.500%, 03/16/2020 (A)		250	245
1.125%, 08/24/2020 (A)		500	484
European Investment Bank
4.875%, 02/15/2036 (A)		250	309
4.000%, 02/16/2021 (A)		1,000	1,028
3.250%, 01/29/2024 (A)		750	759
2.250%, 03/15/2022 (A)		750	733
2.125%, 10/15/2021 (A)		1,000	977
2.125%, 04/13/2026 (A)		500	469
2.000%, 03/15/2021 (A)		500	490
1.625%, 12/15/2020 (A)		1,000	974
1.375%, 06/15/2020 (A)		750	731
Export Development Canada
2.000%, 05/17/2022 (A)		2,000	1,933
1.750%, 08/19/2019 (A)		500	496
1.750%, 07/21/2020 (A)		1,000	982
1.625%, 01/17/2020 (A)		250	246
1.625%, 06/01/2020 (A)		1,000	980
1.500%, 10/03/2018 (A)		500	499
1.500%, 05/26/2021 (A)		1,000	963
1.375%, 10/21/2021 (A)		500	477
1.000%, 11/01/2018 (A)		2,000	1,991
FMS Wertmanagement
2.000%, 08/01/2022 (A)		500	483
1.750%, 01/24/2020 (A)		500	494
1.750%, 03/17/2020 (A)		500	492
1.250%, 07/30/2018 (A)		1,000	999
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	3,481	6,101
3.150%, 08/25/2032		2,025	3,711
2.250%, 07/25/2020		2,558	3,256
2.100%, 07/25/2023		1,400	1,943
2.100%, 07/25/2023		1,109	1,539
1.850%, 07/25/2027		14,460	21,533
1.800%, 07/25/2040		2,455	4,357
1.300%, 07/25/2019		249	301
1.100%, 07/25/2022		1,268	1,658
1.100%, 07/25/2022		17,819	23,292
0.700%, 07/25/2030 (C)		209	289
0.700%, 07/25/2030 (C)		5,184	7,157
0.250%, 07/25/2018		1,627	1,906
0.250%, 07/25/2024		2,967	3,828
0.250%, 07/25/2024		10,764	13,890
0.100%, 03/01/2021		2,087	2,563
0.100%, 07/25/2021		1,252	1,544
0.100%, 03/01/2025		11,174	14,220
0.100%, 03/01/2028		3,100	3,970
Inter-American Development Bank MTN
7.000%, 06/15/2025 (A)		$500	613
3.875%, 09/17/2019 (A)		350	355
3.000%, 10/04/2023 (A)		250	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.000%, 02/21/2024 (A)	$ 250	$250
2.125%, 11/09/2020 (A)	250	247
2.000%, 06/02/2026 (A)	500	465
1.875%, 06/16/2020 (A)	1,000	987
1.875%, 03/15/2021 (A)	500	489
1.750%, 10/15/2019 (A)	1,000	990
1.625%, 05/12/2020 (A)	500	491
1.125%, 09/12/2019 (A)	1,000	984
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (A)	250	305
2.500%, 11/25/2024 (A)	500	487
2.250%, 06/24/2021 (A)	1,000	985
2.000%, 01/26/2022 (A)	500	486
1.875%, 03/15/2019 (A)	1,000	997
1.875%, 04/21/2020 (A)	500	493
1.875%, 10/07/2022 (A)	500	480
1.625%, 03/09/2021 (A)	1,000	971
1.375%, 05/24/2021 (A)	500	481
International Finance MTN
2.125%, 04/07/2026 (A)	1,750	1,644
1.750%, 09/04/2018 (A)	200	200
1.625%, 07/16/2020 (A)	1,000	979
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR 1,217	1,626
3.100%, 09/15/2026	1,250	1,670
2.600%, 09/15/2023	2,345	3,001
2.550%, 09/15/2041	997	1,293
2.350%, 09/15/2019	2,309	2,793
2.350%, 09/15/2024 (C)	5,345	6,755
2.350%, 09/15/2035	2,500	3,232
2.100%, 09/15/2021	1,525	1,893
1.700%, 09/15/2018	949	1,116
1.700%, 09/15/2018	105	124
1.250%, 09/15/2032 (C)	2,000	2,228
Korea Development Bank
4.625%, 11/16/2021 (A)	$ 250	258
Korea International Bond
2.750%, 01/19/2027 (A)	1,000	941
Nordic Investment Bank MTN
2.125%, 02/01/2022 (A)	750	731
1.500%, 09/29/2020 (A)	1,000	973
1.250%, 08/02/2021 (A)	500	477
1.125%, 02/25/2019 (A)	500	496
North American Development Bank
2.400%, 10/26/2022 (A)	200	193
Province of Alberta Canada
2.200%, 07/26/2022 (A)	750	724
Province of British Columbia Canada
6.500%, 01/15/2026 (A)	250	300
2.650%, 09/22/2021 (A)	1,000	991
2.000%, 10/23/2022 (A)	750	721

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		$250	$247
2.125%, 05/04/2022 (A)		250	241
Province of Ontario Canada
4.000%, 10/07/2019 (A)		500	508
2.450%, 06/29/2022 (A)		250	244
2.400%, 02/08/2022 (A)		750	733
2.250%, 05/18/2022 (A)		500	484
2.200%, 10/03/2022 (A)		500	482
2.000%, 01/30/2019 (A)		500	499
1.875%, 05/21/2020 (A)		500	491
Province of Quebec Canada
7.500%, 09/15/2029 (A)		200	274
2.875%, 10/16/2024 (A)		250	247
2.500%, 04/20/2026 (A)		750	713
Svensk Exportkredit MTN
1.750%, 08/28/2020 (A)		500	489
1.750%, 03/10/2021 (A)		1,000	971
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,777
2.500%, 04/16/2020		429	2,044
2.500%, 07/17/2024		340	1,620
2.000%, 01/26/2035		932	3,295
1.875%, 11/22/2022		1,632	2,547
1.250%, 11/22/2027		2,883	4,977
1.250%, 11/22/2032		739	1,442
1.250%, 11/22/2055		1,656	5,274
1.125%, 11/22/2037		1,079	2,318
0.750%, 03/22/2034		1,024	1,931
0.750%, 11/22/2047		2,221	5,447
0.625%, 03/22/2040		1,899	3,965
0.625%, 11/22/2042		1,349	2,967
0.500%, 03/22/2050		4,653	11,326
0.375%, 03/22/2062		1,118	3,251
0.250%, 03/22/2052		2,311	5,490
0.125%, 03/22/2024		31,383	46,435
0.125%, 03/22/2026		20,579	31,403
0.125%, 03/22/2029		2,945	4,705
0.125%, 03/22/2044		1,731	3,516
0.125%, 03/22/2058		1,312	3,307
0.125%, 11/22/2065		750	2,171
0.125%, 11/22/2065		430	1,244
0.125%, 03/22/2068		448	1,358

Total Sovereign Debt (Cost $481,584) ($ Thousands)			494,838

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 4.2%
Australia — 0.3%
AGL Energy Ltd	25,712	$427
Amcor Ltd/Australia	14,527	155
APA Group	46,575	339
Aristocrat Leisure Ltd	11,728	268
ASX Ltd	2,472	118
Aurizon Holdings Ltd	21,309	68
AusNet Services	363,871	432
BHP Billiton Ltd	5,561	139
Brambles Ltd	21,546	141
Caltex Australia Ltd	17,125	412
CIMIC Group Ltd	4,686	146
Coca-Cola Amatil Ltd	36,985	251
Cochlear Ltd	2,349	347
Computershare Ltd	36,325	495
Crown Resorts Ltd	10,576	106
CSL Ltd	1,573	224
Domino’s Pizza Enterprises Ltd	2,369	91
Flight Centre Travel Group Ltd	2,687	126
Fortescue Metals Group Ltd	27,506	89
Harvey Norman Holdings Ltd	38,002	93
Healthscope Ltd	82,236	134
Incitec Pivot Ltd	29,314	79
Insurance Australia Group Ltd	17,664	111
LendLease Group	3,959	58
Oil Search Ltd	43,422	286
OneMarket Ltd *	—	—
Orica Ltd	2,883	38
Origin Energy Ltd *	40,531	300
Ramsay Health Care Ltd	2,420	97
REA Group Ltd	7,466	501
Santos Ltd	27,214	126
Scentre Group ‡	11,668	38
SEEK Ltd	7,445	120
Sonic Healthcare Ltd	16,500	299
Sydney Airport	20,066	106
Tabcorp Holdings Ltd	69,998	231
Telstra Corp Ltd, Cl B	206,349	399
TPG Telecom Ltd	107,832	412
Transurban Group	13,850	122
Treasury Wine Estates Ltd	23,236	299
Unibail-Rodamco-Westfield *‡	3,396	37
Vicinity Centres ‡	28,772	55
Wesfarmers Ltd	7,172	262
Westpac Banking Corp	2,441	53
Woodside Petroleum Ltd	12,570	329
Woolworths Group Ltd	11,380	257

		9,216

Austria — 0.0%
ANDRITZ AG	3,371	179
Erste Group Bank AG	2,889	121

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
OMV AG	7,019	$398
Raiffeisen Bank International AG	6,043	185
voestalpine AG	5,195	239

		1,122

Belgium — 0.1%
Ageas	2,714	137
Anheuser-Busch InBev SA/NV	2,858	289
Colruyt SA	7,381	421
Groupe Bruxelles Lambert SA	357	38
KBC Group NV	1,942	150
Proximus SADP	20,208	455
Solvay SA	1,290	163
Telenet Group Holding NV *	8,374	391
UCB SA, Cl A	6,939	545
Umicore SA	6,290	361

		2,950

Canada — 0.3%
Alimentation Couche-Tard Inc, Cl B	6,590	286
Atco Ltd/Canada, Cl I	8,416	260
Bank of Montreal	1,058	82
Bank of Nova Scotia/The, Cl C	1,590	90
Barrick Gold Corp	4,739	62
BCE Inc	11,074	448
BlackBerry Ltd *	20,413	197
Bombardier Inc, Cl B *	23,691	94
CAE Inc	9,180	191
Cameco Corp	7,919	89
Canadian National Railway Co	2,192	179
Canadian Natural Resources Ltd	4,257	154
Canadian Pacific Railway Ltd	641	117
Canadian Tire Corp Ltd, Cl A	1,352	176
Canadian Utilities Ltd, Cl A	11,282	285
CCL Industries Inc, Cl B	2,224	109
CGI Group Inc, Cl A *	6,993	443
CI Financial Corp	3,354	60
Constellation Software Inc/Canada	383	297
Crescent Point Energy Corp, Cl F	4,916	36
Dollarama Inc	5,094	197
Emera Inc	7,671	250
Empire Co Ltd, Cl A	15,307	307
Enbridge Inc	2,263	81
Fairfax Financial Holdings Ltd	200	112
Finning International Inc	7,855	194
First Capital Realty Inc	4,150	65
First Quantum Minerals Ltd (Canada)	2,143	32
Fortis Inc/Canada	10,332	330
Franco-Nevada Corp	1,000	73
George Weston Ltd	3,020	246
Gildan Activewear Inc	6,126	172
H&R Real Estate Investment Trust ‡	4,787	73

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Hydro One Ltd	12,827	$195
Imperial Oil Ltd	2,707	90
Intact Financial Corp	1,580	112
Linamar Corp	2,584	114
Loblaw Cos Ltd	4,092	210
Magna International Inc, Cl A	2,438	142
Methanex Corp	1,070	76
Metro Inc, Cl A	3,235	110
National Bank of Canada	2,170	104
Nutrien Ltd	862	47
Open Text Corp	9,748	343
PrairieSky Royalty Ltd	2,615	52
Restaurant Brands International Inc	2,608	157
RioCan Real Estate Investment Trust ‡	3,430	63
Rogers Communications Inc, Cl B	6,893	327
Royal Bank of Canada	1,066	80
Saputo Inc	7,448	247
Shaw Communications Inc, Cl B	7,879	160
Shopify Inc *	1,208	176
SNC-Lavalin Group Inc	3,554	157
Suncor Energy Inc	2,894	118
Teck Resources Ltd, Cl B	2,423	62
TELUS Corp	10,607	377
Thomson Reuters Corp, Cl B	3,166	128
Toronto-Dominion Bank	1,857	107
TransCanada	2,000	86
Turquoise Hill Resources Ltd *	33,850	96
Valeant Pharmaceuticals International Inc *	12,355	287
Vermilion Energy Inc	2,483	89
Wheaton Precious Metals Corp	2,275	50

		10,149

China — 0.0%
Sands China Ltd	18,800	100
Yangzijiang Shipbuilding Holdings Ltd	115,350	77

		177

Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	102	121
AP Moller - Maersk A/S, Cl B	99	123
Carlsberg A/S, Cl B	3,638	429
Chr Hansen Holding A/S	4,349	402
Coloplast A/S, Cl B	1,982	198
Danske Bank A/S	6,879	215
DSV A/S	1,836	148
Genmab A/S *	996	154
H Lundbeck A/S, Cl H	2,955	208
ISS A/S	4,598	158
Novo Nordisk A/S, Cl B	3,217	149
Novozymes A/S, Cl B	6,082	309
Orsted A/S	8,982	543
Pandora A/S	4,889	342

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Tryg A/S	12,415	$291
Vestas Wind Systems A/S	1,356	84
William Demant Holding A/S *	9,898	398

		4,272

Finland — 0.1%
Elisa OYJ	10,422	483
Fortum OYJ	21,754	519
Kone OYJ, Cl B	2,993	153
Metso OYJ	2,878	96
Neste Oyj	8,636	678
Nokia OYJ	77,694	447
Nokian Renkaat OYJ	5,363	212
Orion Oyj, Cl B	10,474	282
Sampo Oyj, Cl A	4,880	238
Stora Enso OYJ, Cl R	16,819	329
UPM-Kymmene OYJ, Cl V	9,046	323
Wartsila OYJ Abp	6,954	137

		3,897

France — 0.3%
Accor SA	875	43
Aeroports de Paris, Cl A	373	84
Air Liquide SA	1,133	143
Arkema SA	1,313	155
Atos SE	2,099	287
AXA SA	1,932	47
BioMerieux	1,418	128
Bouygues SA	892	38
Capgemini SE	1,472	198
Carrefour SA	6,251	101
CNP Assurances	1,903	43
Covivio ‡	434	45
Credit Agricole SA	1,767	24
Danone SA	1,646	121
Dassault Systemes SE	2,182	306
Electricite de France SA	16,482	227
Engie SA	13,671	210
Essilor International Cie Generale d’Optique SA	2,573	363
Eurofins Scientific SE	379	211
Eutelsat Communications SA	1,501	31
Gecina SA ‡	699	117
Getlink	4,624	63
Hermes International	96	59
ICADE ‡	512	48
Iliad SA	2,064	326
Imerys SA	2,203	178
Ingenico Group SA	3,300	297
Ipsen SA	1,367	214
JCDecaux SA	1,173	39
Klepierre SA ‡	1,965	74

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
L’Oreal SA	607	$150
LVMH Moet Hennessy Louis Vuitton SE	241	80
Natixis SA	5,679	40
Orange SA	22,713	380
Pernod Ricard SA	1,010	165
Remy Cointreau SA	1,323	172
Renault SA	450	38
Rexel SA	3,641	52
Sanofi	4,184	335
Schneider Electric SE	577	48
SCOR SE	1,457	54
Societe BIC SA	949	88
STMicroelectronics NV	12,017	268
Suez	19,413	252
Thales SA, Cl A	1,344	173
TOTAL SA	8,573	523
Ubisoft Entertainment SA *	1,168	128
Valeo SA	527	29
Veolia Environnement SA	11,760	252
Vinci SA	822	79
Vivendi SA	5,328	131
Wendel SA	681	94

		7,751

Germany — 0.3%
1&1 Drillisch AG	2,739	156
adidas AG	369	80
Allianz SE	347	72
BASF SE	1,028	98
Bayer AG	1,449	160
Beiersdorf AG	1,696	193
Brenntag AG	527	29
Commerzbank AG	5,497	53
Continental AG	286	65
Covestro AG	1,507	134
Delivery Hero AG *	4,905	261
Deutsche Bank AG	2,043	22
Deutsche Boerse AG	1,351	180
Deutsche Lufthansa AG	5,273	127
Deutsche Post AG	2,302	75
Deutsche Telekom AG	20,670	320
Deutsche Wohnen SE	1,750	85
E.ON SE	26,305	281
Fraport AG Frankfurt Airport Services Worldwide	1,521	147
Fresenius Medical Care AG & Co KGaA	2,584	261
Fresenius SE & Co KGaA	3,357	270
GEA Group AG	1,568	53
Hannover Rueck SE	619	77
HeidelbergCement AG	879	74
Henkel AG & Co KGaA	1,543	172
HUGO BOSS AG	2,069	188

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Infineon Technologies AG	8,574	$218
Innogy SE	7,476	320
K+S AG	2,963	73
LANXESS AG	1,587	124
Linde AG	488	116
MAN SE	398	45
Merck KGaA	2,187	213
METRO AG	16,313	202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	58
OSRAM Licht AG	1,575	64
Puma SE	32	19
QIAGEN NV *	4,245	155
RTL Group SA	682	46
RWE AG	8,846	202
SAP SE	1,978	228
Siemens AG	850	112
Siemens Healthineers AG *	4,460	184
Symrise AG	2,361	207
Telefonica Deutschland Holding AG	72,307	285
thyssenkrupp AG	3,604	88
Uniper SE	10,182	304
United Internet AG	3,563	204
Volkswagen AG	135	22
Wirecard AG	1,600	258
Zalando SE *	1,425	80

		7,460

Hong Kong — 0.2%
AIA Group Ltd	13,800	121
ASM Pacific Technology Ltd	45,400	574
BOC Hong Kong Holdings Ltd	23,000	108
CK Asset Holdings Ltd	5,708	45
CK Hutchison Holdings Ltd	8,208	87
CK Infrastructure Holdings Ltd	57,438	426
CLP Holdings Ltd, Cl B	51,500	555
Galaxy Entertainment Group Ltd	6,000	46
HK Electric Investments & HK Electric Investments Ltd	591,500	564
HKT Trust & HKT Ltd	464,920	594
Hong Kong & China Gas Co Ltd	242,190	464
Kerry Properties Ltd	13,000	62
Li & Fung Ltd	446,000	164
Link REIT ‡	13,500	123
MGM China Holdings Ltd	30,000	70
Minth Group Ltd	18,000	76
MTR Corp Ltd	39,500	218
NWS Holdings Ltd	90,000	156
PCCW Ltd	1,110,000	625
Power Assets Holdings Ltd	59,102	413
Shangri-La Asia Ltd	82,000	154
SJM Holdings Ltd	52,000	65

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Swire Pacific Ltd, Cl A	4,000	$42
Swire Properties Ltd	18,400	68
Techtronic Industries Co Ltd	41,000	229
WH Group Ltd	299,000	244
Wynn Macau Ltd	27,600	89
Yue Yuen Industrial Holdings Ltd	68,500	193

		6,575

Ireland — 0.1%
Accenture PLC, Cl A	1,029	168
AerCap Holdings NV *	2,475	134
AIB Group PLC	27,504	149
Bank of Ireland Group PLC	21,198	166
CRH PLC	8,888	315
Eaton Corp PLC	2,114	158
James Hardie Industries PLC	6,087	102
Kerry Group PLC, Cl A	4,698	492
Paddy Power Betfair PLC	3,752	416
Ryanair Holdings PLC ADR *	3,003	343

		2,443

Israel — 0.1%
Azrieli Group Ltd	4,495	223
Bank Hapoalim BM	33,427	226
Bank Leumi Le-Israel BM	39,720	234
Bezeq The Israeli Telecommunication Corp Ltd	414,625	466
Check Point Software Technologies Ltd *	4,923	481
Elbit Systems Ltd	2,025	237
Frutarom Industries Ltd	3,203	314
Israel Chemicals Ltd	66,305	303
Mizrahi Tefahot Bank Ltd	12,761	234
Nice Ltd *	4,735	488

		3,206

Italy — 0.2%
Assicurazioni Generali SpA	2,134	36
Atlantia SpA	3,095	91
CNH Industrial NV	12,849	136
Davide Campari-Milano SpA	24,000	197
Enel SpA	60,107	334
Eni SpA	16,512	307
EXOR NV	1,900	128
Ferrari NV	904	123
Fiat Chrysler Automobiles NV *	4,810	92
Intesa Sanpaolo SpA	31,593	92
Leonardo SpA	10,324	102
Luxottica Group SpA	2,993	193
Mediobanca Banca di Credito Finanziario SpA	8,384	78
Moncler SpA	2,434	111
Pirelli & C SpA *	23,507	196
Poste Italiane SpA	10,226	86

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Prysmian SpA	5,661	$141
Recordati SpA	6,200	247
Snam SpA	114,066	476
Telecom Italia SpA/Milano *	716,038	495
Tenaris SA	19,518	358
Terna Rete Elettrica Nazionale SpA	73,554	398

		4,417

Japan — 0.6%
Aeon Co Ltd, Cl H	5,800	124
Air Water Inc	3,900	72
Aisin Seiki Co Ltd	1,500	68
Ajinomoto Co Inc	7,000	132
ANA Holdings Inc	2,000	74
Aozora Bank Ltd	3,100	118
Asahi Group Holdings Ltd	2,800	143
Asahi Kasei Corp	9,000	114
Astellas Pharma Inc	10,800	165
Bank of Kyoto Ltd/The	2,600	120
Calbee Inc	2,000	75
Canon Inc	2,600	85
Central Japan Railway Co	400	83
Chubu Electric Power Co Inc	17,000	255
Chugai Pharmaceutical Co Ltd	2,000	105
Chugoku Electric Power Co Inc/The	17,500	226
Credit Saison Co Ltd	5,700	90
CYBERDYNE Inc *	7,300	86
Daicel Corp	3,800	42
Daito Trust Construction Co Ltd	500	81
Daiwa House Industry Co Ltd	3,000	102
Daiwa Securities Group Inc	19,000	110
Dentsu Inc	1,800	85
Eisai Co Ltd	2,700	190
Electric Power Development Co Ltd	6,100	158
FamilyMart UNY Holdings Co Ltd, Cl H	900	95
FUJIFILM Holdings Corp	3,100	121
Fukuoka Financial Group Inc	17,000	86
Hankyu Hanshin Holdings Inc	1,400	56
Hino Motors Ltd	8,200	88
Hirose Electric Co Ltd	882	109
Hitachi Chemical Co Ltd	3,039	61
Idemitsu Kosan Co Ltd	9,400	335
Inpex Corp	33,100	344
J Front Retailing Co Ltd	5,200	79
Japan Post Bank Co Ltd	7,900	92
Japan Prime Realty Investment Corp, Cl A ‡	24	87
Japan Real Estate Investment Corp ‡	16	85
Japan Retail Fund Investment Corp, Cl A ‡	32	58
JXTG Holdings Inc	54,200	377
Kamigumi Co Ltd	4,000	83
Kaneka Corp	12,000	108
Kansai Electric Power Co Inc/The	14,400	210

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Kansai Paint Co Ltd	3,000	$62
Kao Corp	1,800	137
KDDI Corp	14,100	386
Keikyu Corp	4,000	66
Keio Corp	1,700	82
Kikkoman Corp	2,500	126
Kirin Holdings Co Ltd	6,100	163
Konami Holdings Corp	3,556	181
Kyocera Corp	1,500	85
Kyushu Electric Power Co Inc	24,500	273
Lawson Inc	2,100	131
LIXIL Group Corp	3,000	60
Marubeni Corp	14,900	114
Maruichi Steel Tube Ltd	3,200	109
McDonald’s Holdings Co Japan Ltd	1,723	88
Mebuki Financial Group Inc	32,230	108
Medipal Holdings Corp	6,500	131
MEIJI Holdings Co Ltd	1,300	110
Mitsubishi Chemical Holdings Corp, Cl B	4,700	39
Mitsubishi Motors Corp	8,800	70
Mitsubishi Tanabe Pharma Corp	7,400	128
Mitsui Chemicals Inc	1,800	48
Murata Manufacturing Co Ltd	500	84
NEC Corp	3,300	91
NGK Spark Plug Co Ltd	2,600	74
NH Foods Ltd	3,500	141
Nippon Building Fund Inc ‡	13	75
Nippon Prologis ‡	36	75
Nippon Telegraph & Telephone Corp	8,900	405
Nisshin Seifun Group Inc	9,415	199
Nissin Foods Holdings Co Ltd	2,000	145
NOK Corp	3,300	64
Nomura Research Institute Ltd	2,178	106
NTT Data Corp	10,000	115
NTT DOCOMO Inc	18,200	464
Obic Co Ltd	900	75
Odakyu Electric Railway Co Ltd	3,300	71
Oji Holdings Corp	12,000	74
Ono Pharmaceutical Co Ltd	5,500	129
Oracle Corp Japan	1,200	98
Osaka Gas Co Ltd	15,600	323
Otsuka Holdings Co Ltd	3,400	165
Ryohin Keikaku Co Ltd	200	70
Sankyo Co Ltd	2,500	98
Santen Pharmaceutical Co Ltd	9,700	169
Sekisui Chemical Co Ltd	5,300	90
Seven & i Holdings Co Ltd	2,100	92
Seven Bank Ltd	30,200	92
Shimadzu Corp	6,000	181
Shimizu Corp	8,200	85
Shizuoka Bank Ltd/The	12,000	108
Showa Shell Sekiyu KK	25,500	381

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
SoftBank Group Corp	4,300	$310
Subaru Corp	2,200	64
Sumitomo Corp	6,500	107
Sumitomo Rubber Industries Ltd	3,400	54
Suntory Beverage & Food Ltd	2,800	120
Suzuken Co Ltd/Aichi Japan	3,360	142
Sysmex Corp	1,700	159
Taisei Corp	1,000	55
Taisho Pharmaceutical Holdings Co Ltd	1,800	211
Takeda Pharmaceutical Co Ltd	2,200	93
Teijin Ltd	4,800	88
Terumo Corp	3,500	201
Tobu Railway Co Ltd	3,400	104
Toho Co Ltd/Tokyo	2,600	87
Toho Gas Co Ltd	6,812	236
Tohoku Electric Power Co Inc	12,200	149
Tokyo Electric Power Co Holdings Inc *	43,200	201
Tokyo Gas Co Ltd	12,400	329
Tokyu Corp	4,400	76
Toray Industries Inc	10,000	79
TOTO Ltd	1,000	46
Toyo Seikan Group Holdings Ltd	1,900	33
Toyo Suisan Kaisha Ltd	3,000	107
Toyota Industries	1,900	107
Toyota Motor	1,700	110
Trend Micro Inc/Japan	2,000	114
Unicharm Corp	4,900	147
United Urban Investment Corp ‡	66	102
Yakult Honsha Co Ltd	900	60
Yamaguchi Financial Group Inc	9,000	101
Yamato Holdings Co Ltd	4,400	130
Yamazaki Baking Co Ltd	5,000	131

		16,466

Luxembourg — 0.0%
SES SA, Cl A	6,648	122

Netherlands — 0.2%
ABN AMRO Group NV	1,275	33
Aegon NV	27,244	163
Akzo Nobel NV	1,956	167
ArcelorMittal	4,213	124
ASML Holding NV	1,736	344
Heineken Holding NV	333	32
Heineken NV	1,392	140
ING Groep NV	10,046	145
Koninklijke Ahold Delhaize NV	11,506	275
Koninklijke DSM NV	3,445	346
Koninklijke KPN NV	140,564	382
Koninklijke Philips NV	10,132	431
Koninklijke Vopak NV	15,802	730

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	3,960	$435
NN Group NV	3,780	154
NXP Semiconductors NV *	3,019	330
Randstad NV	1,641	97
RELX NV	10,973	234
Unibail-Rodamco-Westfield ‡	139	31
Unilever NV	4,642	259
Wolters Kluwer NV	4,597	259

		5,111

New Zealand — 0.1%
a2 Milk Co Ltd *	39,162	304
Auckland International Airport Ltd	73,862	339
Fisher & Paykel Healthcare Corp Ltd	40,823	412
Fletcher Building Ltd	73,997	348
Meridian Energy Ltd	280,692	593
Ryman Healthcare Ltd	58,689	476
Spark New Zealand Ltd	227,412	574

		3,046

Norway — 0.1%
Aker BP ASA	6,485	239
DNB ASA, Cl A	9,226	180
Equinor ASA	12,823	340
Gjensidige Forsikring ASA	10,608	174
Marine Harvest ASA	18,976	378
Norsk Hydro ASA	35,069	210
Orkla ASA	30,555	268
Schibsted ASA, Cl B	10,678	301
Telenor ASA	22,751	467
Yara International ASA	6,358	264

		2,821

Panama — 0.0%
Carnival Corp	1,461	84

Portugal — 0.0%
Banco Espirito Santo SA *(D)	50,830	—
EDP - Energias de Portugal SA	85,324	339
Galp Energia SGPS SA	28,244	539
Jeronimo Martins SGPS SA	16,644	240

		1,118

Singapore — 0.2%
Ascendas Real Estate Investment Trust ‡	100,000	194
CapitaLand Commercial Trust ‡	53,667	65
CapitaLand Ltd	33,800	78
City Developments Ltd	7,600	61
ComfortDelGro Corp Ltd	64,800	112
Dairy Farm International Holdings Ltd	50,100	440
DBS Group Holdings Ltd	7,800	152
Genting Singapore Ltd	238,600	213

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Golden Agri-Resources Ltd	1,474,000	$330
Jardine Cycle & Carriage Ltd	8,200	191
Jardine Matheson Holdings Ltd	3,600	227
Jardine Strategic Holdings Ltd	2,500	91
Keppel Corp Ltd	16,600	87
Oversea-Chinese Banking Corp Ltd	12,800	109
SATS Ltd	46,800	172
Sembcorp Industries Ltd	31,300	63
Singapore Airlines Ltd	21,300	167
Singapore Exchange Ltd	23,500	124
Singapore Press Holdings Ltd	176,700	337
Singapore Technologies Engineering Ltd	25,400	61
Singapore Telecommunications Ltd	273,400	618
United Overseas Bank Ltd	5,300	104
UOL Group Ltd	7,072	40
Venture Corp Ltd	43,000	563
Wilmar International Ltd	116,800	262

		4,861

Spain — 0.2%
ACS Actividades de Construccion y Servicios SA	2,833	115
Aena SME SA	765	139
Amadeus IT Group SA, Cl A	7,284	575
Banco Bilbao Vizcaya Argentaria SA	10,923	77
Banco Santander SA	16,470	88
Bankia SA	20,227	76
CaixaBank SA	30,255	131
Enagas SA	19,814	579
Endesa SA	8,610	190
Ferrovial SA	4,529	93
Gas Natural SDG SA	6,561	174
Grifols SA	14,620	440
Iberdrola SA	26,058	201
Industria de Diseno Textil SA	9,200	314
International Consolidated Airlines Group SA	11,138	98
Red Electrica Corp SA	12,752	260
Repsol SA, Cl A	18,382	360
Siemens Gamesa Renewable Energy SA	5,394	72
Telefonica SA	46,339	394

		4,376

Sweden — 0.2%
Alfa Laval AB	3,670	87
Atlas Copco AB, Cl A	1,818	53
Atlas Copco AB, Cl B	1,891	50
Boliden AB	9,085	295
Electrolux AB	10,068	230
Epiroc AB, Cl A *	1,818	19
Epiroc AB, Cl B *	1,891	17
Essity AB, Cl B	7,171	177
Hennes & Mauritz AB, Cl B	10,403	155

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Hexagon AB, Cl B	6,940	$388
Husqvarna AB, Cl B	17,924	170
ICA Gruppen AB	7,278	224
Industrivarden AB, Cl C	4,865	94
Kinnevik AB	1,565	54
Lundin Petroleum AB	12,423	397
Millicom International Cellular SA	3,667	217
Nordea Bank AB	6,982	67
Skandinaviska Enskilda Banken AB, Cl A	7,936	76
SKF AB, Cl B	8,542	159
Svenska Handelsbanken AB, Cl A	7,194	80
Swedbank AB, Cl A	4,910	105
Swedish Match AB	7,003	347
Tele2 AB, Cl B	24,845	292
Telefonaktiebolaget LM Ericsson, Cl B	53,405	414
Telia Co AB	65,127	298
Volvo AB, Cl B	6,277	101

		4,566

Switzerland — 0.2%
ABB Ltd *	4,545	99
Adecco Group AG	1,187	70
Baloise Holding AG	496	72
Barry Callebaut AG	121	217
Chocoladefabriken Lindt & Spruengli AG	32	416
Cie Financiere Richemont SA	1,741	148
Clariant AG	1,232	30
Dufry AG	1,505	192
EMS-Chemie Holding AG	353	226
Geberit AG	215	92
Givaudan SA *	153	347
Kuehne + Nagel International AG	661	99
LafargeHolcim Ltd	1,540	75
Lonza Group AG	1,178	313
Nestle SA	1,850	143
Novartis AG	2,503	190
Partners Group Holding AG	140	103
Roche Holding AG	898	199
Schindler Holding AG	1,164	247
SGS SA, Cl B *	41	109
Sika AG	1,740	241
Sonova Holding AG *	1,666	298
Straumann Holding AG	271	206
Swatch Group AG/The	1,778	154
Swatch Group AG/The, Cl B *	494	234
Swiss Life Holding AG	254	88
Swiss Re AG	978	84
Swisscom AG *	1,294	578
TE Connectivity Ltd	1,862	168
Temenos AG	2,900	438
UBS Group AG	5,937	92
Vifor Pharma AG	1,610	257

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Zurich Insurance Group AG	87	$26

		6,251

United Kingdom — 0.3%
Admiral Group PLC	3,076	77
Associated British Foods PLC	2,191	79
AstraZeneca PLC	2,875	199
Auto Trader Group PLC	65,482	368
Aviva PLC	4,112	27
Barratt Developments PLC	14,410	98
BP PLC	32,264	246
British American Tobacco PLC	1,681	85
BT Group PLC, Cl A	139,077	400
Bunzl PLC	3,000	91
Burberry Group PLC	1,376	39
Carnival PLC	2,105	121
Centrica PLC	157,888	329
Coca-Cola HBC AG	3,429	115
Compass Group PLC	7,733	165
ConvaTec Group PLC	45,774	128
Croda International PLC	2,513	159
Diageo PLC	2,888	104
easyJet PLC	3,512	78
Experian PLC	2,610	65
G4S PLC	16,567	59
GlaxoSmithKline PLC	14,130	285
Imperial Brands PLC	2,202	82
InterContinental Hotels Group PLC	1,219	76
Intertek Group PLC	544	41
ITV PLC	11,950	27
J Sainsbury PLC	21,670	92
John Wood Group PLC	27,090	225
Johnson Matthey PLC	1,866	89
Marks & Spencer Group PLC	10,789	42
Mediclinic International PLC	22,532	157
Micro Focus International PLC	15,381	269
National Grid PLC	24,779	274
Next PLC, Cl A	560	45
NMC Health PLC	3,879	183
Pearson PLC	16,363	191
Persimmon PLC	1,979	66
Randgold Resources Ltd	1,638	126
Reckitt Benckiser Group PLC	1,075	89
RELX PLC	3,034	65
Rio Tinto Ltd	2,189	135
Rio Tinto PLC	1,309	73
Royal Dutch Shell PLC, Cl A	9,980	346
Royal Dutch Shell PLC, Cl B	9,674	347
Royal Mail PLC	6,924	46
RSA Insurance Group PLC	7,664	69
Sage Group PLC/The	34,684	288
Severn Trent PLC	8,989	235

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Shire PLC	2,525	$142
Sky PLC	5,534	107
Smith & Nephew PLC	15,129	279
Smiths Group PLC	4,570	102
Smurfit Kappa Group PLC	5,260	213
SSE PLC	20,367	364
Standard Life Aberdeen PLC	10,969	47
Tesco PLC	45,000	153
Travis Perkins PLC	3,353	63
TUI AG	3,217	71
Unilever PLC	2,107	117
United Utilities Group PLC, Cl B	30,829	311
Vodafone Group PLC	149,574	363
Whitbread PLC	1,095	57
Wm Morrison Supermarkets PLC	34,659	115
WPP PLC	1,441	23

		9,522

Total Foreign Common Stock (Cost $103,497) ($ Thousands)		121,979

COMMON STOCK — 3.7%

Consumer Discretionary — 0.4%
Advance Auto Parts Inc	1,136	154
Amazon.com Inc, Cl A *	72	122
AutoZone Inc *	218	146
Best Buy Co Inc	2,195	164
Booking Holdings Inc *	50	101
BorgWarner Inc	2,080	90
CarMax Inc *	1,714	125
CBS Corp, Cl B	1,498	84
Charter Communications Inc, Cl A *	297	87
Chipotle Mexican Grill Inc, Cl A *	282	122
Comcast Corp, Cl A	2,442	80
Darden Restaurants Inc	1,472	158
Delphi Automotive PLC *	1,026	94
Discovery Inc, Cl A *	4,903	135
Discovery Inc, Cl C *	7,138	182
DISH Network Corp, Cl A *	1,627	55
Dollar General Corp	1,837	181
Dollar Tree Inc *	1,278	109
Expedia Group Inc	732	88
Foot Locker Inc, Cl A	3,089	163
Ford Motor Co	8,016	89
Gap Inc	5,746	186
Garmin Ltd	2,254	137
General Motors	2,986	118
Genuine Parts Co	1,553	143
Goodyear Tire & Rubber Co/The	2,895	67
H&R Block Inc	4,738	108
Hanesbrands Inc	6,692	147

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harley-Davidson Inc, Cl A	1,846	$78
Hasbro Inc	950	88
Home Depot Inc/The	660	129
Interpublic Group of Cos Inc/The	4,700	110
Kohl’s Corp	2,286	167
L Brands Inc	2,667	98
Leggett & Platt Inc	1,629	73
Lennar Corp, Cl A	2,151	113
LKQ Corp *	2,987	95
Lowe’s Cos Inc	1,189	114
Macy’s Inc	5,542	207
Marriott International Inc/MD, Cl A	1,166	148
Mattel Inc	6,081	100
McDonald’s Corp	689	108
MGM Resorts International	4,500	131
Michael Kors Holdings Ltd *	2,506	167
Mohawk Industries Inc *	718	154
Netflix Inc *	207	81
Newell Brands Inc, Cl B	1,550	40
News Corp	6,656	103
News Corp, Cl B	6,800	108
NIKE Inc, Cl B	3,230	257
Nordstrom Inc	1,762	91
Norwegian Cruise Line Holdings Ltd *	2,900	137
Omnicom Group Inc	1,422	108
O’Reilly Automotive Inc *	530	145
PulteGroup Inc	3,900	112
PVH Corp	1,182	177
Ralph Lauren Corp, Cl A	1,924	242
Ross Stores Inc	2,214	188
Royal Caribbean Cruises Ltd	781	81
Starbucks Corp	2,467	120
Tapestry Inc	3,725	174
Target Corp, Cl A	2,518	192
Tiffany & Co	1,465	193
TJX Cos Inc/The	2,072	197
Tractor Supply Co	2,314	177
TripAdvisor Inc *	3,872	216
Twenty-First Century Fox Inc, Cl A	3,206	159
Twenty-First Century Fox Inc, Cl B	3,644	180
Ulta Beauty Inc *	470	110
Under Armour Inc, Cl A *	7,140	160
Under Armour Inc, Cl C *	9,984	210
VF Corp	2,986	243
Viacom Inc, Cl B	1,904	57
Walt Disney Co	1,190	125
Whirlpool Corp	397	58
Wynn Resorts Ltd	659	110
Yum! Brands Inc	2,076	162

		10,228

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 0.4%
Altria Group Inc	7,264	$413
Archer-Daniels-Midland Co	6,839	313
Brown-Forman Corp, Cl B	7,215	354
Campbell Soup Co	10,214	414
Church & Dwight Co Inc	9,312	495
Clorox Co	3,472	470
Coca-Cola Co	8,402	368
Coca-Cola European Partners PLC	1,540	63
Colgate-Palmolive Co	4,415	286
Conagra Brands Inc	10,614	379
Constellation Brands Inc, Cl A	1,639	359
Costco Wholesale Corp	1,834	383
Coty Inc, Cl A	26,128	368
CVS Health Corp	2,402	155
Dr Pepper Snapple Group Inc	3,893	475
Estee Lauder Cos Inc/The, Cl A	3,029	432
General Mills Inc	11,660	516
Hershey Co	5,283	492
Hormel Foods Corp	11,944	444
JM Smucker Co	4,668	502
Kellogg Co	5,138	359
Kimberly-Clark Corp	4,208	443
Kraft Heinz Co/The	5,736	360
Kroger Co	11,876	338
McCormick & Co Inc	4,402	511
Molson Coors Brewing Co, Cl B	5,461	372
Mondelez International Inc, Cl A	8,619	353
Monster Beverage Corp *	6,570	376
PepsiCo Inc	2,423	264
Philip Morris International Inc	4,052	327
Procter & Gamble Co	3,530	276
Sysco Corp, Cl A	4,263	291
Tyson Foods, Cl A	5,625	387
Walgreens Boots Alliance Inc	4,262	256
Walmart Inc	3,510	301

		12,895

Energy — 0.3%
Anadarko Petroleum Corp, Cl A	4,928	361
Andeavor	2,422	318
Apache Corp	5,099	238
Cabot Oil & Gas Corp	8,761	208
Chevron Corp	2,251	285
Cimarex Energy Co	2,933	298
Concho Resources Inc *	2,397	332
ConocoPhillips	5,566	387
Devon Energy Corp	7,486	329
EOG Resources Inc	2,565	319
EQT Corp	5,651	312
Exxon Mobil Corp	2,881	238
Halliburton Co	5,364	242

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helmerich & Payne Inc	5,012	$320
Hess	5,888	394
Kinder Morgan Inc/DE	12,379	219
Marathon Oil Corp	12,842	268
Marathon Petroleum Corp	4,014	282
National Oilwell Varco Inc, Cl A	8,276	359
Newfield Exploration Co *	8,020	243
Noble Energy	8,457	298
Occidental Petroleum Corp	4,454	373
ONEOK Inc	5,808	406
Phillips 66	2,695	303
Pioneer Natural Resources Co	1,705	323
Schlumberger Ltd, Cl A	3,885	260
TechnipFMC PLC	8,997	285
Valero Energy Corp	2,503	277
Williams Cos Inc	9,377	254

		8,731

Financials — 0.2%
Affiliated Managers Group Inc	586	87
Aflac Inc	2,590	111
Allstate Corp	963	88
American Express Co	950	93
American International Group Inc	1,242	66
Ameriprise Financial Inc	614	86
Aon PLC	680	93
Arthur J Gallagher & Co	2,093	137
Assurant Inc	976	101
Bank of America Corp	3,101	87
Bank of New York Mellon Corp/The	1,593	86
BB&T Corp	2,425	122
Berkshire Hathaway Inc, Cl B *	698	130
BlackRock Inc	215	107
Capital One Financial Corp	1,140	105
Cboe Global Markets Inc	639	66
Charles Schwab Corp/The	1,358	69
Chubb Ltd	852	108
Cincinnati Financial Corp	2,017	135
Citigroup Inc	1,388	93
Citizens Financial Group Inc	1,768	69
CME Group Inc	772	126
Comerica Inc	1,435	130
Discover Financial Services	1,159	82
E*TRADE Financial Corp *	1,387	85
Fifth Third Bancorp	3,964	114
Franklin Resources Inc	2,773	89
Goldman Sachs Group Inc/The	268	59
Hartford Financial Services Group Inc/The	2,184	112
Huntington Bancshares Inc/OH	9,087	134
Intercontinental Exchange Inc	1,550	114
Invesco Ltd	3,033	81
Jefferies Financial Group Inc	4,320	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	873	$91
KeyCorp	5,335	104
Lincoln National Corp	1,000	62
Loews Corp	1,583	76
M&T Bank Corp	598	102
Marsh & McLennan Cos Inc	1,142	94
MetLife Inc	1,562	68
Moody’s Corp	1,083	185
Morgan Stanley	1,873	89
Nasdaq Inc, Cl A	1,585	145
Northern Trust Corp	1,046	108
People’s United Financial Inc	8,554	155
PNC Financial Services Group Inc	607	82
Principal Financial Group Inc, Cl A	1,498	79
Progressive Corp	2,497	148
Prudential Financial Inc	736	69
Raymond James Financial Inc	1,182	106
Regions Financial Corp	6,723	119
S&P Global Inc	545	111
State Street Corp	770	72
SunTrust Banks Inc	2,220	147
Synchrony Financial	3,561	119
T Rowe Price Group Inc	1,887	219
Torchmark Corp, Cl A	480	39
Travelers Cos Inc	849	104
Unum Group	1,475	55
US Bancorp	2,336	117
Wells Fargo & Co	1,955	108
Willis Towers Watson PLC	280	42
XL Group Ltd	2,550	143
Zions Bancorporation	2,259	119

		6,540

Health Care — 0.4%
Abbott Laboratories	3,210	196
AbbVie Inc	1,754	163
Aetna Inc, Cl A	1,014	186
Agilent Technologies Inc	3,209	198
Alexion Pharmaceuticals Inc *	1,323	164
Allergan PLC	990	165
AmerisourceBergen Corp, Cl A	1,376	117
Amgen Inc, Cl A	840	155
Anthem Inc	784	187
Baxter International Inc	2,892	214
Becton Dickinson and Co	1,178	282
Biogen Inc *	606	176
Boston Scientific Corp *	7,038	230
Bristol-Myers Squibb Co	2,871	159
Cardinal Health Inc	2,281	111
Celgene Corp, Cl A *	1,787	142
Centene Corp *	1,276	157
Cerner Corp *	3,217	192

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cigna Corp	1,044	$177
Cooper Cos Inc/The, Cl A	642	151
Danaher Corp, Cl A	1,722	170
DaVita Inc *	2,885	200
DENTSPLY SIRONA Inc	2,721	119
Edwards Lifesciences Corp, Cl A *	1,726	251
Eli Lilly & Co	1,884	161
Envision Healthcare Corp *	3,332	147
Express Scripts Holding Co *	2,680	207
Gilead Sciences	2,209	157
HCA Healthcare Inc	2,485	255
Henry Schein Inc *	2,812	204
Hologic Inc *	3,960	157
Humana Inc	697	207
IDEXX Laboratories Inc *	915	199
Illumina Inc *	591	165
Incyte Corp *	2,075	139
Intuitive Surgical Inc *	534	256
Johnson & Johnson	1,285	156
Laboratory Corp of America Holdings *	1,268	228
McKesson Corp	792	106
Medtronic PLC	2,355	202
Merck & Co Inc	2,426	147
Mettler-Toledo International Inc *	275	159
Mylan NV *	3,267	118
PerkinElmer Inc	2,942	215
Perrigo Co PLC	1,993	145
Pfizer Inc	4,453	162
Quest Diagnostics Inc	2,292	252
Regeneron Pharmaceuticals Inc *	515	178
Stryker Corp	1,159	196
Teva Pharmaceutical Industries Ltd ADR	19,815	482
Thermo Fisher Scientific Inc	934	194
UnitedHealth Group Inc	909	223
Universal Health Services Inc, Cl B	1,717	191
Varian Medical Systems Inc *	1,691	192
Vertex Pharmaceuticals Inc *	1,215	207
Waters Corp *	930	180
Zimmer Biomet Holdings	1,684	188
Zoetis Inc, Cl A	2,499	213

		10,850

Industrials — 0.4%
3M Co	677	133
Alaska Air Group Inc	3,224	195
Allegion PLC	1,615	125
American Airlines Group Inc	2,578	98
AMETEK Inc	2,335	169
AO Smith Corp	2,700	160
Arconic Inc	5,255	89
Boeing Co	456	153
Caterpillar Inc, Cl A	676	92

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CH Robinson Worldwide Inc	2,024	$169
Cintas Corp	1,195	221
CSX Corp	2,266	145
Cummins Inc	871	116
Deere & Co	657	92
Delta Air Lines Inc, Cl A	3,091	153
Dover Corp	1,914	140
Emerson Electric Co	2,411	167
Equifax Inc	1,030	129
Expeditors International of Washington Inc	2,620	192
Fastenal Co, Cl A	2,841	137
FedEx Corp	581	132
Flowserve Corp	3,192	129
Fluor Corp	3,126	152
Fortive Corp	1,984	153
Fortune Brands Home & Security Inc	2,268	122
General Dynamics Corp	849	158
General Electric Co	6,993	95
Harris Corp	1,193	172
Honeywell International Inc	835	120
Huntington Ingalls Industries Inc, Cl A	357	77
IHS Markit Ltd *	3,200	165
Illinois Tool Works Inc	606	84
Ingersoll-Rand PLC	1,653	148
Jacobs Engineering Group Inc	1,976	125
JB Hunt Transport Services Inc	832	101
Johnson Controls International PLC	3,007	101
Kansas City Southern	1,165	123
L3 Technologies Inc	894	172
Lockheed Martin Corp	518	153
Masco Corp	3,446	129
Nielsen Holdings PLC	5,302	164
Norfolk Southern Corp	1,093	165
Northrop Grumman Corp	572	176
PACCAR Inc	2,161	134
Parker-Hannifin Corp, Cl A	549	86
Pentair PLC	5,438	229
Quanta Services Inc *	3,494	117
Raytheon Co	1,052	203
Republic Services Inc	3,099	212
Robert Half International Inc	3,077	200
Rockwell Automation Inc	996	166
Rockwell Collins Inc	1,009	136
Roper Technologies Inc	553	153
Snap-on Inc	986	158
Southwest Airlines Co, Cl A	2,241	114
Stanley Black & Decker Inc	854	113
Stericycle Inc, Cl A *	3,478	227
Textron Inc	2,415	159
TransDigm Group Inc	624	215
Union Pacific Corp	1,324	188
United Continental Holdings Inc *	1,713	119

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Parcel Service Inc, Cl B	1,422	$151
United Rentals Inc *	581	86
United Technologies Corp	1,125	141
Verisk Analytics Inc, Cl A *	1,825	196
Waste Management Inc	2,667	217
WW Grainger Inc	802	247
Xylem Inc/NY	1,487	100

		10,058

Information Technology — 0.3%
Activision Blizzard Inc	2,166	165
Adobe Systems Inc *	587	143
Advanced Micro Devices Inc *	10,985	165
Akamai Technologies Inc *	1,677	123
Alliance Data Systems Corp	609	142
Alphabet Inc, Cl A *	135	152
Alphabet Inc, Cl C *	107	119
Amphenol Corp, Cl A	1,663	145
Analog Devices Inc	1,714	164
Apple Inc	729	135
Applied Materials Inc	3,039	140
Autodesk Inc, Cl A *	1,057	139
Automatic Data Processing Inc	1,586	213
Broadcom Inc	452	110
CA Inc	4,037	144
Cisco Systems Inc	4,373	188
Citrix Systems Inc *	1,812	190
Cognizant Technology Solutions Corp, Cl A	2,178	172
Corning Inc, Cl B	4,549	125
DXC Technology Co	1,620	131
eBay Inc *	3,501	127
Electronic Arts Inc *	1,157	163
F5 Networks Inc, Cl A *	1,077	186
Facebook Inc, Cl A *	855	166
Fidelity National Information Services Inc, Cl B	1,370	145
Fiserv Inc, Cl A *	2,440	181
FLIR Systems Inc	2,599	135
Gartner Inc *	1,047	139
Global Payments Inc	1,650	184
Hewlett Packard Enterprise	8,829	129
HP Inc	7,329	166
Intel Corp	2,194	109
International Business Machines Corp	793	111
Intuit Inc	640	131
Juniper Networks Inc	4,939	135
KLA-Tencor Corp	1,572	161
Lam Research Corp	760	131
Mastercard Inc, Cl A	656	129
Microchip Technology Inc	1,703	155
Micron Technology Inc *	1,330	70
Microsoft Corp	1,573	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorola Solutions Inc	1,647	$192
NetApp Inc	2,629	206
NVIDIA Corp	29	7
Oracle Corp, Cl B	2,724	120
Paychex Inc	2,240	153
PayPal Holdings Inc *	1,429	119
Qorvo Inc *	1,591	128
QUALCOMM Inc	2,828	159
Red Hat Inc *	1,152	155
salesforce.com Inc *	1,307	178
Seagate Technology PLC	2,325	131
Skyworks Solutions Inc	1,430	138
Symantec Corp, Cl A	4,111	85
Synopsys Inc *	1,972	169
Texas Instruments Inc	1,935	213
Total System Services Inc	1,556	132
VeriSign Inc *	1,056	145
Visa Inc, Cl A	800	106
Western Digital	1,647	128
Western Union Co	7,451	151
Xerox Corp	4,750	114
Xilinx Inc	2,202	144

		9,086

Materials — 0.3%
Air Products & Chemicals Inc	2,754	429
Albemarle Corp	3,380	319
Avery Dennison Corp	4,309	440
Ball Corp	9,749	347
CF Industries Holdings Inc	10,279	456
DowDuPont Inc	3,200	211
Eastman Chemical Co	3,517	352
Ecolab Inc	2,840	399
FMC Corp	4,104	366
Freeport-McMoRan Inc, Cl B	27,270	471
International Flavors & Fragrances Inc	3,137	389
International Paper Co	6,663	347
Martin Marietta Materials Inc, Cl A	1,863	416
Mosaic Co/The	15,839	444
Newmont Mining Corp	15,646	590
Nucor Corp	6,312	394
Packaging Corp of America	3,098	346
PPG Industries Inc	3,051	316
Praxair Inc	2,704	428
Sealed Air Corp	8,512	361
Sherwin-Williams Co/The, Cl A	901	367
Vulcan Materials Co	2,904	375
WestRock Co	5,916	337

		8,900

Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	1,025	129

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Tower Corp, Cl A ‡	805	$116
Apartment Investment & Management Co, Cl A ‡	2,812	119
AvalonBay Communities Inc ‡	651	112
Boston Properties Inc ‡	881	111
CBRE Group Inc, Cl A *	3,263	156
Crown Castle International Corp ‡	1,247	134
Digital Realty Trust Inc, Cl A ‡	1,000	112
Duke Realty Corp ‡	4,733	137
Equinix Inc ‡	207	89
Equity Residential ‡	1,670	106
Essex Property Trust Inc ‡	681	163
Extra Space Storage Inc ‡	1,522	152
Federal Realty Investment Trust ‡	1,020	129
GGP Inc ‡	3,887	79
HCP Inc ‡	3,955	102
Host Hotels & Resorts ‡	7,223	152
Iron Mountain Inc ‡	3,775	132
Kimco Realty Corp ‡	6,490	110
Macerich Co/The ‡	1,962	112
Mid-America Apartment Communities Inc ‡	1,107	111
Prologis Inc ‡	2,009	132
Public Storage ‡	541	123
Realty Income Corp ‡	2,310	124
Regency Centers Corp ‡	1,875	116
SBA Communications Corp, Cl A *‡	900	149
Simon Property Group Inc ‡	973	166
SL Green Realty Corp ‡	1,090	110
UDR Inc ‡	2,944	111
Ventas Inc ‡	3,347	191
Vornado Realty Trust ‡	2,208	163
Welltower ‡	1,515	95
Weyerhaeuser Co ‡	3,188	116

		4,159

Telecommunication Services — 0.3%
AT&T	96,857	3,110
CenturyLink Inc	178,293	3,323
Verizon Communications	60,622	3,050

		9,483

Utilities — 0.6%
AES Corp	41,027	550
Alliant Energy Corp	15,756	667
Ameren Corp	9,333	568
American Electric Power Co Inc	6,545	453
American Water Works Co Inc	4,182	357
CenterPoint Energy Inc	22,906	635
CMS Energy Corp	10,372	490
Consolidated Edison Inc	8,391	654
Dominion Energy Inc	9,447	644
DTE Energy Co	5,956	617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	6,400	$506
Edison International	7,889	499
Entergy Corp	5,814	470
Evergy Inc	7,600	427
Eversource Energy	12,215	716
Exelon Corp	12,325	525
FirstEnergy Corp	14,493	520
NextEra Energy Inc	3,440	575
NiSource Inc	20,884	549
NRG Energy Inc	12,806	393
PG&E Corp	8,595	366
Pinnacle West Capital Corp	9,387	756
PPL Corp	20,593	588
Public Service Enterprise Group Inc	11,012	596
SCANA Corp	14,582	562
Sempra Energy	4,307	500
Southern Co	10,786	500
WEC Energy Group Inc	9,962	644
Xcel Energy Inc	12,339	564

		15,891

Total Common Stock (Cost $81,665) ($ Thousands)		106,821

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 1.9%

Consumer Discretionary — 0.1%
Toyota Motor Credit MTN
3.400%, 09/15/2021 (A)	$150	151
3.200%, 01/11/2027 (A)	750	724
University of Southern California
5.250%, 10/01/2111 (A)	100	118

		993

Consumer Staples — 0.0%
Coca-Cola
3.200%, 11/01/2023 (A)	500	499
Colgate-Palmolive MTN
2.300%, 05/03/2022 (A)	250	243
Procter & Gamble
1.850%, 02/02/2021 (A)	250	244

		986

Energy — 0.2%
Chevron
4.950%, 03/03/2019 (A)	150	152
2.954%, 05/16/2026 (A)	1,000	959
2.100%, 05/16/2021 (A)	1,000	977
Equinor
2.450%, 01/17/2023 (A)	250	241

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exxon Mobil
3.176%, 03/15/2024 (A)	$500	$496
Nexen Energy ULC
5.875%, 03/10/2035 (A)	100	116
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	245
2.250%, 11/10/2020 (A)	500	492
Total Capital
4.450%, 06/24/2020 (A)	750	771
XTO Energy
6.750%, 08/01/2037 (A)	300	396
6.500%, 12/15/2018 (A)	750	763

		5,608

Financials — 1.2%
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019 (A)	1,300	1,293
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	242
1.900%, 08/27/2021 (A)	750	717
1.500%, 07/18/2019 (A)	1,000	986
Bank of New York Mellon
3.550%, 09/23/2021 (A)	200	202
Bank of Nova Scotia
4.375%, 01/13/2021 (A)	250	257
2.700%, 03/07/2022 (A)	500	489
Berkshire Hathaway
3.400%, 01/31/2022 (A)	150	152
2.750%, 03/15/2023 (A)	1,000	979
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (A)	1,000	985
CME Group
3.000%, 09/15/2022 (A)	100	99
3.000%, 03/15/2025 (A)	1,000	965
Commonwealth Bank of Australia NY MTN
2.550%, 03/15/2021 (A)	1,750	1,718
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (A)	1,000	998
HSBC Holdings
5.100%, 04/05/2021 (A)	250	261
JPMorgan Chase Bank
1.650%, 09/23/2019 (A)	1,000	985
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/2024 (A)	1,500	1,457
2.375%, 08/25/2021 (A)	1,000	987
2.125%, 03/07/2022 (A)	500	487
2.125%, 06/15/2022 (A)	500	486
2.125%, 01/17/2023 (A)	500	483
1.875%, 11/30/2020 (A)	1,000	980
1.625%, 05/29/2020 (A)	500	490
1.500%, 06/15/2021 (A)	500	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kreditanstalt fuer Wiederaufbau MTN
2.750%, 09/08/2020 (A)	$1,000	$1,001
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (A)	250	241
2.250%, 10/01/2021 (A)	2,000	1,964
2.000%, 01/13/2025 (A)	250	235
1.875%, 09/17/2018 (A)	550	550
1.750%, 04/15/2019 (A)	200	199
1.375%, 10/23/2019 (A)	500	492
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	750	682
National Australia Bank
3.000%, 01/20/2023 (A)	200	195
1.875%, 07/12/2021 (A)	750	715
Oesterreichische Kontrollbank
2.375%, 10/01/2021 (A)	500	492
1.875%, 01/20/2021 (A)	1,750	1,710
1.750%, 01/24/2020 (A)	1,500	1,479
1.625%, 03/12/2019 (A)	1,000	994
1.500%, 10/21/2020 (A)	750	729
Royal Bank of Canada MTN
1.500%, 07/29/2019 (A)	1,000	986
Svenska Handelsbanken
2.500%, 01/25/2019 (A)	200	200
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (A)	1,000	978
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (A)	500	485
US Bank
2.125%, 10/28/2019 (A)	400	396
Wells Fargo Bank
1.750%, 05/24/2019 (A)	1,000	991
Wells Fargo Bank MTN
2.150%, 12/06/2019 (A)	500	495
Westpac Banking
4.875%, 11/19/2019 (A)	200	205
2.600%, 11/23/2020 (A)	1,000	984
2.000%, 08/19/2021 (A)	750	719

		35,296

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (A)	18	18
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	383
3.375%, 12/05/2023 (A)	500	505
2.450%, 03/01/2026 (A)	1,000	938
Novartis Securities Investment
5.125%, 02/10/2019 (A)	150	152

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sanofi
4.000%, 03/29/2021 (A)	$150	$154

		2,150

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (A)	150	184
GE Capital International Funding Unlimited
4.418%, 11/15/2035 (A)	750	727

		911

Information Technology — 0.2%
Alphabet Inc
3.625%, 05/19/2021 (A)	150	153
Apple Inc
3.250%, 02/23/2026 (A)	1,000	976
2.850%, 02/23/2023 (A)	1,000	985
2.500%, 02/09/2022 (A)	500	490
2.400%, 05/03/2023 (A)	250	241
Automatic Data Processing
2.250%, 09/15/2020 (A)	500	493
Microsoft
3.700%, 08/08/2046 (A)	500	486
3.300%, 02/06/2027 (A)	1,000	985
2.125%, 11/15/2022 (A)	500	482

		5,291

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	948
Florida Power & Light
3.125%, 12/01/2025 (A)	1,000	976
Southern California Gas
5.125%, 11/15/2040 (A)	150	171

		2,095

Total Corporate Obligations (Cost $54,798) ($ Thousands)		53,330

	Shares
EXCHANGE TRADED FUND — 1.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	411,704	47,169

Total Exchange Traded Fund (Cost $48,253) ($ Thousands)		47,169

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
Porsche Automobil Holding SE, 0.000%	342	22

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Volkswagen AG, 1.230%	220	$36

		58

Consumer Staples — 0.0%
Henkel AG & Co KGaA, 0.000%	1,296	166

Health Care — 0.0%
Sartorius AG, 0.570%	1,509	226

Materials — 0.0%
FUCHS PETROLUB SE, 0.000%	1,520	75

Total Preferred Stock (Cost $491) ($ Thousands)		525

	Number of Rights
RIGHTS — 0.0%
Intesa Sanpaolo SpA, Expires 07/19/2018 *	31,593	—

Total Rights (Cost $—) ($ Thousands)		—

Total Investments in Securities — 76.5% (Cost $2,161,490) ($ Thousands)		$2,210,146

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation Depreciation) (Thousands)
Amsterdam Index	146	Jul-2018	$19,407	$18,805	$(425)
Amsterdam Index	(3)	Jul-2018	(398)	(386)	8
Australian 10-Year Bond	2,135	Sep-2018	207,447	204,062	2,713
CAC40 10 Euro Index	263	Jul-2018	16,912	16,338	(421)
Canadian 10-Year Bond	1,801	Sep-2018	186,033	187,171	4,089
CBT 5-Year DSF	429	Sep-2018	41,403	41,559	157
CBT 10-Year DSF	923	Sep-2018	87,615	88,464	849
Coffee	143	Sep-2018	6,433	6,172	(261)
Copper	112	Sep-2018	8,595	8,305	(290)
Corn	218	Dec-2018	4,412	4,047	(366)
Corn	15	Sep-2018	308	270	(38)
Cotton No. 2**	189	Dec-2018	7,879	7,930	52
Crude Oil**	489	Aug-2018	32,289	35,433	3,144
Dax Index	46	Sep-2018	17,388	16,526	(702)
Dax Index	(3)	Sep-2018	(1,134)	(1,078)	46
DJ Euro Stoxx 50 Index	1,357	Sep-2018	55,487	53,726	(1,254)
Dow Jones-UBS Commodity Index	1,218	Sep-2018	10,881	10,670	(211)
Euro-Bobl	622	Sep-2018	95,614	95,984	305
Euro-BTP	617	Sep-2018	90,817	91,661	786
Euro-Bund	2,837	Sep-2018	533,718	538,424	3,033
Euro-Buxl 30 Year Bond	111	Sep-2018	22,688	23,030	320
Feeder Cattle**	68	Sep-2018	4,972	5,132	161
FTSE 100 Index	(15)	Sep-2018	(1,528)	(1,505)	6
FTSE 100 Index	511	Sep-2018	52,235	51,284	(348)
FTSE MIB	73	Sep-2018	9,484	9,191	(214)
FTSE/JSE Top 40 Index	126	Sep-2018	4,798	4,751	(6)
Gasoil**	200	Sep-2018	13,359	13,575	216
Gasoline	133	Aug-2018	11,622	11,910	288
Gold	290	Aug-2018	38,348	36,381	(1,967)
Gold**	22	Dec-2018	2,789	2,786	(3)
Hang Seng Index	154	Jul-2018	28,141	28,193	44
Hang Seng Index	(5)	Jul-2018	(913)	(915)	(2)
Heating Oil	151	Aug-2018	13,806	14,055	249
H-shares Index	266	Jul-2018	18,552	18,426	(133)
IBEX	(4)	Jul-2018	(462)	(448)	9
ICE Brent Crude	158	Nov-2018	12,063	12,345	281
ICE Brent Crude**	460	Aug-2018	34,860	36,276	1,415
Japanese 10-Year Bond	239	Sep-2018	329,026	325,471	342
Japanese 10-Year Bond E-MINI	1,463	Sep-2018	201,535	199,232	264
Lean Hogs	3	Oct-2018	78	72	(6)
Lean Hogs	60	Aug-2018	1,861	1,835	(26)
Live Cattle**	104	Aug-2018	4,374	4,440	66
Live Cattle**	410	Oct-2018	17,654	18,044	391
LME Copper**	151	Sep-2018	26,135	25,021	(1,114)
LME Lead**	32	Sep-2018	1,908	1,928	20
LME Nickel**	178	Sep-2018	14,733	15,907	1,174
LME Primary Aluminum	572	Sep-2018	32,195	30,484	(1,711)
LME Zinc	175	Sep-2018	13,658	12,499	(1,158)
Long Gilt 10-Year Bond	1,457	Sep-2018	237,274	236,719	1,745
MSCI Emerging Markets	1,479	Sep-2018	83,693	78,631	(5,062)
Natural Gas**	547	Aug-2018	15,966	15,868	(97)
Natural Gas	24	Sep-2018	678	698	20
NYMEX Cocoa	141	Dec-2018	3,493	3,569	76

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation Depreciation) (Thousands)
NYMEX Cocoa**	373	Sep-2018	$9,975	$9,370	$(606)
OMX Index	(24)	Jul-2018	(438)	(419)	3
Russell 2000 Index E-MINI	1,912	Sep-2018	160,656	157,501	(3,155)
S&P - Goldman Sachs Commodity Index	512	Jul-2018	60,892	62,349	1,457
S&P 500 Index E-MINI	3,514	Sep-2018	488,851	478,185	(10,666)
S&P Mid Cap 400 Index E-MINI	261	Sep-2018	52,301	51,054	(1,247)
S&P TSX 60 Index	(9)	Sep-2018	(1,327)	(1,318)	(8)
S&P TSX 60 Index	126	Sep-2018	18,495	18,454	152
Silver	402	Sep-2018	33,234	32,558	(676)
Soybean	217	Nov-2018	10,994	9,548	(1,446)
Soybean Meal	168	Dec-2018	6,144	5,542	(602)
Soybean Oil	401	Dec-2018	7,673	7,155	(518)
SPI 200 Index	(10)	Sep-2018	(1,122)	(1,136)	(10)
SPI 200 Index	172	Sep-2018	19,310	19,533	221
Sugar No. 11	303	Mar-2019	4,327	4,395	68
Sugar No. 11	542	Sep-2018	7,134	7,436	302
TOPIX Index	568	Sep-2018	91,686	88,740	(2,204)
TOPIX Index	(8)	Sep-2018	(1,288)	(1,250)	27
U.S. 2-Year Treasury Note	277	Sep-2018	58,712	58,676	(35)
U.S. 10-Year Treasury Note	3,959	Sep-2018	471,602	475,822	4,221
U.S. Long Treasury Bond	585	Sep-2018	82,886	84,825	1,939
Wheat	207	Dec-2018	5,680	5,348	(332)
Wheat**	42	Sep-2018	1,153	1,026	(127)
Wheat**	49	Sep-2018	1,247	1,228	(19)

			$4,258,958	$4,233,590	$(6,807)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/30/18	GBP	64,049	USD	85,020	$358
Brown Brothers Harriman	07/30/18	HKD	52,400	USD	6,679	(4)
Citigroup	09/19/18	CAD	5	USD	4	—
Citigroup	09/19/18	USD	24	CAD	32	—
Citigroup	09/19/18	USD	418	HKD	3,276	—
Citigroup	09/19/18	CHF	65	USD	66	—
Citigroup	09/19/18	CHF	432	USD	438	—
Citigroup	09/19/18	INR	1,080	USD	16	—
Citigroup	09/19/18	USD	3,877	HUF	1,049,760	(133)
Citigroup	09/19/18	CNH	4,000	USD	621	19
Citigroup	09/19/18	USD	4,826	CNH	31,000	(162)
Citigroup	09/19/18	USD	4,397	INR	304,880	6
Citigroup	09/19/18	USD	1,198	INR	82,000	(14)
Citigroup	09/19/18	BRL	6,080	USD	1,619	52
Citigroup	09/19/18	TRY	6,840	USD	1,451	9
Citigroup	09/19/18	TRY	680	USD	143	—
Citigroup	09/19/18	USD	2,768	EUR	2,360	4
Citigroup	09/19/18	USD	5,661	EUR	4,760	(69)
Citigroup	09/19/18	USD	709	BRL	2,780	7
Citigroup	09/19/18	USD	8,479	BRL	31,860	(266)
Citigroup	09/19/18	USD	11,900	ZAR	151,560	(957)
Citigroup	09/19/18	PLN	12,280	USD	3,352	67

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/19/18	USD	14,737	PLN	54,080	$(267)
Citigroup	09/19/18	HKD	92	USD	12	—
Citigroup	09/19/18	HKD	17,606	USD	2,246	(1)
Citigroup	09/19/18	USD	18,329	TRY	89,600	560
Citigroup	09/19/18	USD	19,265	KRW	20,640,348	(664)
Citigroup	09/19/18	ZAR	12,120	USD	917	42
Citigroup	09/19/18	ZAR	7,960	USD	566	(8)
Citigroup	09/19/18	USD	21,805	MXN	443,480	472
Citigroup	09/19/18	GBP	21,820	USD	29,300	392
Citigroup	09/19/18	MXN	71,520	USD	3,492	(101)
Citigroup	09/19/18	EUR	72,781	USD	85,966	470
Citigroup	09/19/18	EUR	24,042	USD	28,107	(135)
Citigroup	09/19/18	HUF	1,049,760	USD	3,902	158
Citigroup	09/19/18	KRW	2,050,240	USD	1,904	56
JPMorgan Chase Bank	07/30/18	AUD	12,800	USD	9,470	14
JPMorgan Chase Bank	09/19/18	CAD	8	USD	6	—
JPMorgan Chase Bank	07/30/18	CAD	13,500	USD	10,162	(107)
JPMorgan Chase Bank	07/30/18 - 09/19/18	GBP	39,629	USD	53,101	619
JPMorgan Chase Bank	07/30/18	JPY	1,785,800	USD	16,288	130
JPMorgan Chase Bank	09/19/18	USD	37	CAD	47	(1)
JPMorgan Chase Bank	09/19/18	USD	628	HKD	4,915	(1)
JPMorgan Chase Bank	09/19/18	CHF	97	USD	99	1
JPMorgan Chase Bank	09/19/18	CHF	648	USD	657	(1)
JPMorgan Chase Bank	09/19/18	INR	1,620	USD	23	—
JPMorgan Chase Bank	09/19/18	USD	5,816	HUF	1,574,640	(200)
JPMorgan Chase Bank	09/19/18	CNH	6,000	USD	931	28
JPMorgan Chase Bank	09/19/18	USD	7,239	CNH	46,500	(243)
JPMorgan Chase Bank	09/19/18	USD	6,595	INR	457,320	10
JPMorgan Chase Bank	09/19/18	USD	1,798	INR	123,000	(21)
JPMorgan Chase Bank	09/19/18	BRL	9,120	USD	2,429	78
JPMorgan Chase Bank	09/19/18	TRY	10,260	USD	2,183	20
JPMorgan Chase Bank	09/19/18	TRY	1,020	USD	215	—
JPMorgan Chase Bank	09/19/18	USD	4,153	EUR	3,540	6
JPMorgan Chase Bank	09/19/18	USD	8,491	EUR	7,140	(104)
JPMorgan Chase Bank	09/19/18	USD	1,064	BRL	4,170	11
JPMorgan Chase Bank	09/19/18	USD	12,719	BRL	47,790	(399)
JPMorgan Chase Bank	09/19/18	USD	17,850	ZAR	227,340	(1,435)
JPMorgan Chase Bank	09/19/18	PLN	18,420	USD	5,028	100
JPMorgan Chase Bank	09/19/18	USD	22,105	PLN	81,120	(401)
JPMorgan Chase Bank	09/19/18	HKD	137	USD	18	—
JPMorgan Chase Bank	09/19/18	HKD	26,408	USD	3,370	(1)
JPMorgan Chase Bank	09/19/18	USD	27,492	TRY	134,400	841
JPMorgan Chase Bank	09/19/18	USD	28,898	KRW	30,960,522	(995)
JPMorgan Chase Bank	09/19/18	ZAR	18,180	USD	1,375	62
JPMorgan Chase Bank	09/19/18	ZAR	11,940	USD	850	(13)
JPMorgan Chase Bank	09/19/18	USD	32,708	MXN	665,220	707
JPMorgan Chase Bank	09/19/18	MXN	107,280	USD	5,240	(148)
JPMorgan Chase Bank	09/19/18	EUR	109,171	USD	128,949	706

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/19/18	EUR	36,063	USD	42,160	$(203)
JPMorgan Chase Bank	09/19/18	HUF	1,574,640	USD	5,854	237
JPMorgan Chase Bank	09/19/18	KRW	3,075,360	USD	2,856	84
State Street	07/30/18	CHF	6,000	USD	6,075	14
State Street	07/30/18	JPY	23,562	USD	214	1
State Street	07/30/18	EUR	34,000	USD	39,782	2
State Street	07/30/18	EUR	93,525	USD	108,703	(723)
UBS	07/30/18	USD	3	EUR	3	—

						$(1,434)

A list of open OTC swap agreements held by the Fund at June 30, 2018, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	07/18/2018	TWD	101,982	$102,864	$—	$(118)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	USD	32,363	32,003	—	(372)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	HKD	313,883	317,415	—	3,532
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	USD	2,692	2,662	—	(3)
JPMorgan Chase	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	HKD	14,554	14,690	—	136
Bank of America	H-shares Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	HKD	4,008	4,031	—	23
Bank of America	H-shares Index	Negative Price Return	Positive Price Return	At Maturity	07/30/2018	HKD	22,446	22,194	—	(66)
Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	At Maturity	08/14/2018	USD	4,513	4,495	—	(18)
Bank of America	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	08/15/2018	BRL	1,039	1,039	—	30
JPMorgan Chase	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	08/15/2018	BRL	3,387	3,312	—	(21)
Merrill Lynch	Gold**	Negative Price Return	Positive Price Return	At Maturity	08/29/2018	USD	7,293	6,900	—	(393)
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	At Maturity	08/29/2018	USD	1,492	1,480	—	(12)
Citibank	Gold**	Negative Price Return	Positive Price Return	At Maturity	08/29/2018	USD	14,161	13,423	—	(738)
Citigroup	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	35,589	39,418	—	3,829
Merrill Lynch	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	12,641	14,057	—	1,416
Citigroup	Brent Crude**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	13,330	13,722	—	392
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	9,254	9,434	—	180
Citigroup	Gasoline**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	1,932	1,970	—	38
Merrill Lynch	Gasoline**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	3,214	3,313	—	99
Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	4,257	4,375	—	118
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	08/31/2018	USD	4,687	4,747	—	60
JPMorgan Chase	Euro-Bund	Negative Price Return	Positive Price Return	At Maturity	09/06/2018	EUR	22,176	22,166	—	(21)
Citigroup	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	09/12/2018	USD	8,793	8,892	—	99
Merrill Lynch	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	09/12/2018	USD	6,348	6,516	—	168
JPMorgan Chase	KOSPI Index	Negative Price Return	Positive Price Return	At Maturity	09/13/2018	KRW	8,569	8,604	—	32
Bank of America	KOSPI Index	Negative Price Return	Positive Price Return	At Maturity	09/13/2018	KRW	7,424	6,797	—	(370)
Citigroup	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	09/13/2018	USD	2,305	2,060	—	(245)
Merrill Lynch	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	09/13/2018	USD	506	452	—	(54)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	09/14/2018	USD	28	24	—	(4)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	09/14/2018	USD	773	684	—	(89)
Citigroup	Corn**	Negative Price Return	Positive Price Return	At Maturity	09/14/2018	USD	11,928	10,497	—	(1,431)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	09/14/2018	USD	5,750	5,514	—	(236)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	09/14/2018	USD	760	752	—	(8)
Citigroup	Coffee**	Negative Price Return	Positive Price Return	At Maturity	09/18/2018	USD	4,482	4,230	—	(252)
Merrill Lynch	Coffee**	Negative Price Return	Positive Price Return	At Maturity	09/18/2018	USD	916	863	—	(53)
Citigroup	LME Nickel**	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	2,435	2,770	—	335
Citigroup	LME Lead**	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	1,770	1,808	—	38
Citigroup	Zinc**	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	967	857	—	(110)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized
Citigroup	LME Copper**	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	5,936	$5,799	$—	$(137)
Citigroup	LME Aluminum**	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	1,301	1,386	—	85
JPMorgan Chase	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	CAD	24,152	22,140	—	(1,187)
Bank of America	U.S. 10-Year Treasury Note	Negative Price Return	Positive Price Return	At Maturity	09/19/2018	USD	6,617	6,341	—	(81)
Bank of America	Swiss Market	Negative Price Return	Positive Price Return	At Maturity	09/21/2018	CHF	11,306	11,351	—	40
Citigroup	Silver**	Negative Price Return	Positive Price Return	At Maturity	09/26/2018	USD	248	243	—	(5)
Merrill Lynch	Silver**	Negative Price Return	Positive Price Return	At Maturity	09/26/2018	USD	82	81	—	(1)
Citigroup	Sugar**	Negative Price Return	Positive Price Return	At Maturity	09/28/2018	USD	223	233	—	10
Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	At Maturity	09/28/2018	USD	498	522	—	24
Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	At Maturity	10/12/2018	USD	872	861	—	(11)
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	10/31/2018	USD	2,421	2,421	—	—
Merrill Lynch	Soybean**	Negative Price Return	Positive Price Return	At Maturity	11/14/2018	USD	10,630	9,196	—	(1,434)
Citigroup	Soybean**	Negative Price Return	Positive Price Return	At Maturity	11/14/2018	USD	14,654	12,628	—	(2,026)
Citigroup	Cotton No. 2*	Negative Price Return	Positive Price Return	At Maturity	12/06/2018	USD	4,052	4,238	—	186
Citigroup	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	12/14/2018	USD	2,493	2,338	—	(155)
Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	12/14/2018	USD	3,353	3,140	—	(213)
Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	12/14/2018	USD	1,379	1,220	—	(159)
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	12/14/2018	USD	4,889	4,289	—	(600)
Merrill Lynch	Gold**	Negative Price Return	Positive Price Return	At Maturity	12/27/2018	USD	1,773	1,773	—	—
Citibank	Gold*	Negative Price Return	Positive Price Return	At Maturity	12/27/2018	USD	3,166	3,166	—	—

								$794,396	$—	$247

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
3-Month USD - LIBOR	2.75%	Semi-Annual	12/19/2023	USD	118,476	$(393)	$(1,329)	$936
3-Month USD - LIBOR	2.75%	Semi-Annual	12/19/2020	USD	380,285	(1,263)	(1,638)	375

						$(1,656)	$(2,967)	$1,311

Percentages are based on Net Assets of $2,887,378 ($ Thousands).

*	Non-income producing security.
**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2018.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2018.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $16,429 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Offshore Yuan

DJ — Dow Jones

ETF — Exchange-Traded Fund

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd — Limited

MIB — Milano Italia Borsa

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Accumulation Fund (Continued)

NYMEX — New York Mercantile Exchange

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Stock Exchange

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,385,484	$—	$1,385,484
Sovereign Debt	—	494,838	—	494,838
Foreign Common Stock	121,979	—	—	121,979
Common Stock	106,821	—	—	106,821
Corporate Obligations	—	53,330	—	53,330
Exchange Traded Fund	47,169	—	—	47,169
Preferred Stock	525	—	—	525
Rights	—	—	—	—

Total Investments in Securities	$276,494	$1,933,652	$—	$2,210,146

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$30,659	$—	$—	$30,659
Unrealized Depreciation	(37,466)	—	—	(37,466)
Forwards Contracts *
Unrealized Appreciation	—	6,343	—	6,343
Unrealized Depreciation	—	(7,777)	—	(7,777)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	10,870	—	10,870
Unrealized Depreciation	—	(10,623)	—	(10,623)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,311	—	1,311

Total Other Financial Instruments	$(6,807)	$124	$—	$(6,683)

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.9%

Consumer Discretionary — 4.2%
21st Century Fox America
4.950%, 10/15/2045		$250	$261
Altice
7.750%, 05/15/2022 (A)		730	706
Altice Financing
7.500%, 05/15/2026 (A)		5,250	5,078
Amazon.com
5.200%, 12/03/2025		1,900	2,089
3.150%, 08/22/2027		2,025	1,939
AMC Entertainment Holdings
5.750%, 06/15/2025		1,000	980
AMC Networks
5.000%, 04/01/2024		400	394
Cablevision
6.500%, 06/15/2021 (A)		150	149
CalAtlantic Group
5.250%, 06/01/2026		330	303
Carriage Services
6.625%, 06/01/2026 (A)		510	517
CCO Holdings
5.750%, 02/15/2026 (A)		675	663
5.000%, 02/01/2028 (A)		1,430	1,309
Charter Communications Operating
5.375%, 04/01/2038		250	236
4.908%, 07/23/2025		2,175	2,197
4.464%, 07/23/2022		1,300	1,316
4.200%, 03/15/2028		1,000	936
CSC Holdings
6.625%, 10/15/2025 (A)		640	655
DISH DBS
7.750%, 07/01/2026		1,450	1,271
6.750%, 06/01/2021		1,850	1,852
5.875%, 11/15/2024		760	643
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)		290	296
EC Finance
2.375%, 11/15/2022 (A)	EUR	150	172
Europcar Groupe
4.125%, 11/15/2024 (A)		650	743
Ford Motor Credit
5.875%, 08/02/2021		$350	371
General Motors
3.500%, 10/02/2018		250	250
Hanesbrands
4.875%, 05/15/2026 (A)		1,490	1,438
Hilton Worldwide Finance
4.875%, 04/01/2027		1,090	1,052
4.625%, 04/01/2025		90	88
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/2026 (A)		820	772

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
L Brands
5.250%, 02/01/2028		$550	$489
Lennar
4.750%, 11/29/2027		570	534
Meredith
6.875%, 02/01/2026 (A)		825	814
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		1,150	1,113
Scientific Games International
10.000%, 12/01/2022		1,260	1,345
5.000%, 10/15/2025 (A)		1,550	1,476
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	394
4.625%, 05/15/2023 (A)		250	244
Univision Communications
5.125%, 05/15/2023 (A)		1,800	1,728
UPC Holding BV
5.500%, 01/15/2028 (A)		530	477
Viking Cruises
5.875%, 09/15/2027 (A)		1,260	1,191
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	1,030
VOC Escrow
5.000%, 02/15/2028 (A)		$1,100	1,039
ZF North America Capital
4.750%, 04/29/2025 (A)		1,050	1,050

			41,600

Consumer Staples — 2.0%
Anheuser-Busch InBev Finance
3.650%, 02/01/2026		3,450	3,378
3.300%, 02/01/2023		2,475	2,454
Ashtead Capital
4.375%, 08/15/2027 (A)		650	604
BAT Capital
3.557%, 08/15/2027 (A)		700	651
BAT International Finance
3.950%, 06/15/2025 (A)		1,375	1,344
2.750%, 06/15/2020 (A)		350	346
Cargill
3.250%, 03/01/2023 (A)		525	522
Central American Bottling
5.750%, 01/31/2027 (A)		180	179
CVS Health
4.780%, 03/25/2038		1,700	1,672
4.300%, 03/25/2028		230	227
4.100%, 03/25/2025		2,750	2,736
3.875%, 07/20/2025		2,307	2,235
Kraft Heinz Foods
5.000%, 07/15/2035		300	295
3.500%, 07/15/2022		350	346

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	$720	$700
Lindley
4.625%, 04/12/2023	190	191
Post Holdings
5.625%, 01/15/2028 (A)	800	750
Reynolds American
4.450%, 06/12/2025	425	428
Walmart
3.700%, 06/26/2028	450	454

		19,512

Energy — 5.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,330	1,218
Anadarko Petroleum
6.600%, 03/15/2046	500	601
5.550%, 03/15/2026	300	321
3.450%, 07/15/2024	625	601
Antero Resources
5.125%, 12/01/2022	1,050	1,053
Apache
4.250%, 01/15/2044	300	265
Berry Petroleum
7.000%, 02/15/2026 (A)	440	450
Blue Racer Midstream
6.625%, 07/15/2026 (A)	480	475
BP Capital Markets
3.224%, 04/14/2024	1,025	1,006
2.112%, 09/16/2021	350	338
Canadian Natural Resources
3.850%, 06/01/2027	600	585
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	635	619
Chesapeake Energy
8.000%, 12/15/2022 (A)	410	430
8.000%, 01/15/2025	750	764
8.000%, 06/15/2027	580	590
6.125%, 02/15/2021	370	375
Concho Resources
4.300%, 08/15/2028	425	426
Continental Resources
4.900%, 06/01/2044	350	343
4.500%, 04/15/2023	150	152
Covey Park Energy
7.500%, 05/15/2025 (A)	1,020	1,040
DCP Midstream Operating
6.750%, 09/15/2037 (A)	450	477
5.600%, 04/01/2044	700	661
Devon Energy
5.850%, 12/15/2025	800	881
5.000%, 06/15/2045	400	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 05/15/2022	$200	$196
Diamondback Energy
4.750%, 11/01/2024	1,160	1,131
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	400	388
Energy Transfer Partners
4.200%, 09/15/2023	3,225	3,223
Enterprise Products Operating
3.750%, 02/15/2025	500	495
3.700%, 02/15/2026	300	293
EP Energy
9.375%, 05/01/2024 (A)	340	279
8.000%, 02/15/2025 (A)	520	403
Equities Midstream Partners
4.750%, 07/15/2023	1,000	998
Gazprom OAO Via Gaz Capital
4.950%, 03/23/2027 (A)	800	771
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	338
Genesis Energy
6.000%, 05/15/2023	640	628
GNL Quintero
4.634%, 07/31/2029	400	392
Greenko Dutch BV
4.875%, 07/24/2022 (A)	370	346
Halliburton
3.800%, 11/15/2025	900	894
Hindustan Petroleum
4.000%, 07/12/2027	270	248
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,073
Lukoil International Finance BV
4.750%, 11/02/2026	200	198
4.563%, 04/24/2023	220	222
MEG Energy
7.000%, 03/31/2024 (A)	1,330	1,240
6.500%, 01/15/2025 (A)	250	250
MPLX
4.000%, 03/15/2028	950	904
Neerg Energy
6.000%, 02/13/2022 (A)	400	370
NGPL PipeCo
7.768%, 12/15/2037 (A)	540	635
Noble Holding International
6.050%, 03/01/2041	900	652
ONEOK
4.550%, 07/15/2028	625	630
Petrobras Global Finance BV
5.299%, 01/27/2025 (A)	2,100	1,940
Petroleos de Venezuela
6.000%, 10/28/2022 (B)	8,860	1,595
6.000%, 05/16/2024 (B)	3,790	799

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 11/15/2026 (B)		$1,110	$233
5.500%, 04/12/2037 (B)		130	29
5.375%, 04/12/2027 (B)		2,570	591
Petroleos Mexicanos
6.500%, 03/13/2027 (A)		790	810
6.375%, 01/23/2045		30	28
5.500%, 06/27/2044		70	59
Petroleos Mexicanos MTN
6.875%, 08/04/2026		700	736
6.750%, 09/21/2047 (A)		340	320
5.125%, 03/15/2023	EUR	1,040	1,330
4.875%, 02/21/2028		100	121
Phillips 66
3.900%, 03/15/2028		$650	634
Plains All American Pipeline
4.500%, 12/15/2026		400	392
3.650%, 06/01/2022		1,700	1,666
3.600%, 11/01/2024		175	166
QEP Resources
5.250%, 05/01/2023		830	811
Range Resources
5.000%, 03/15/2023		550	532
Reliance Industries
3.667%, 11/30/2027 (A)		490	450
Rockies Express Pipeline
7.500%, 07/15/2038 (A)		840	991
RSP Permian
6.625%, 10/01/2022		470	494
Sabine Pass Liquefaction
6.250%, 03/15/2022		700	753
5.625%, 03/01/2025		800	851
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)		620	625
SM Energy
6.750%, 09/15/2026		200	201
5.000%, 01/15/2024		775	733
Targa Resources Partners
5.250%, 05/01/2023		570	570
Trinidad Drilling
6.625%, 02/15/2025 (A)		200	192
Weatherford International
6.500%, 08/01/2036		150	117
Western Gas Partners
4.000%, 07/01/2022		200	198
Whiting Petroleum
5.750%, 03/15/2021		100	102
Williams
8.750%, 03/15/2032		2,580	3,327
Williams Partners
3.600%, 03/15/2022		1,700	1,692
WPX Energy
8.250%, 08/01/2023		300	340

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 06/01/2026		$380	$379

			56,082

Financials — 8.0%
ABN AMRO Bank
4.750%, 07/28/2025 (A)		250	249
AIA Group
3.900%, 04/06/2028 (A)		475	474
AIA Group MTN
3.200%, 03/11/2025 (A)		425	408
American International Group
4.200%, 04/01/2028		275	269
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2023 (A)		1,660	1,629
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,013
AXA
6.463%, VAR ICE LIBOR USD 3 Month+1.449%, 12/29/2049 (A)		1,250	1,222
Banco de Bogota
6.250%, 05/12/2026 (A)		580	592
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2166	EUR	800	933
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/2049		$200	192
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 12/31/2049 (A)		540	533
Banco Regional SAECA
8.125%, 01/24/2019		290	296
Banco Santander
4.250%, 04/11/2027		400	380
3.848%, 04/12/2023		400	391
3.459%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023		600	600
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		450	478
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049		150	157
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		515	485
Bank of America MTN
4.000%, 04/01/2024		552	557
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,488
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028		750	716

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.248%, 10/21/2027		$1,000	$932
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023		1,800	1,740
Barclays
7.625%, 11/21/2022		350	377
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029		500	495
Barclays Bank PLC
5.125%, 01/08/2020		2,275	2,338
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		210	186
BNP Paribas
7.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.150%, 02/19/2167 (A)		400	409
3.375%, 01/09/2025 (A)		1,000	945
BNP Paribas MTN
3.250%, 03/03/2023		500	495
BPCE MTN
2.250%, 01/27/2020		925	910
China Evergrande Group
8.250%, 03/23/2022		400	381
CIT Group
6.125%, 03/09/2028		635	653
5.250%, 03/07/2025		185	186
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049		3,289	3,412
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049		124	125
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		700	721
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049		675	687
4.400%, 06/10/2025		300	298
4.125%, 07/25/2028		650	622
3.700%, 01/12/2026		825	800
Citigroup Global Markets Holdings MTN
16.909%, 11/01/2018 (A)(C)	EGP	78,000	4,095
Cooperatieve Rabobank UA
5.250%, 08/04/2045		$500	522
Country Garden Holdings
7.250%, 04/04/2021		500	500
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (A)		250	265
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.416%, 10/05/2027		470	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (A)	$200	$196
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)	600	564
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	802	802
CTR Partnership
5.250%, 06/01/2025	280	270
Deutsche Bank
4.500%, 04/01/2025	950	866
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	1,200	1,027
Encore Capital Group
5.625%, 08/11/2024 (D)(E)	3,200	3,110
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	710	692
Goldman Sachs Group
5.150%, 05/22/2045	700	697
HSBC Holdings
6.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.606%, 09/23/2166	500	480
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	340	343
4.250%, 08/18/2025	500	491
Huarong Finance II MTN
5.000%, 11/19/2025	210	209
Hunt
6.250%, 02/15/2026 (A)	450	420
ICICI Bank
5.750%, 11/16/2020	420	437
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	2,000	1,829
5.017%, 06/26/2024 (A)	500	454
Itau CorpBanca
3.875%, 09/22/2019	1,000	1,004
JPMorgan Chase
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	800	815
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/2049	900	904
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	1,825	1,781
3.625%, 12/01/2027	520	489
2.972%, 01/15/2023	1,500	1,461
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	560	567
Lloyds Banking Group
4.650%, 03/24/2026	1,000	984
Mitsubishi UFJ Trust & Banking
2.650%, 10/19/2020 (A)	1,075	1,058

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	$1,050	$1,082
3.625%, 01/20/2027	900	864
Morgan Stanley MTN
3.950%, 04/23/2027	1,100	1,049
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	500	482
3.700%, 10/23/2024	900	888
3.125%, 01/23/2023	1,800	1,756
Navient MTN
5.500%, 01/15/2019	600	605
Popular
7.000%, 07/01/2019	700	710
Prudential Financial MTN
3.878%, 03/27/2028	1,100	1,087
Quicken Loans
5.750%, 05/01/2025 (A)	1,400	1,370
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	550	561
4.654%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	1,000	956
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	700	678
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	750	788
3.875%, 09/12/2023	200	194
Santander UK Group Holdings MTN
4.750%, 09/15/2025 (A)	500	488
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024	200	200
Sumitomo Mitsui Banking MTN
2.650%, 07/23/2020	350	346
Synchrony Financial
4.500%, 07/23/2025	208	204
4.250%, 08/15/2024	1,275	1,250
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)	200	178
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	290	292
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.866%, 12/29/2049	1,250	1,267
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.180%, 04/03/2049	1,050	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	$2,449	$2,525
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 09/21/2065	300	259

		78,551

Health Care — 2.4%
Allergan Funding SCS
3.800%, 03/15/2025	1,325	1,286
3.450%, 03/15/2022	200	197
3.000%, 03/12/2020	700	697
Bayer US Finance II
4.375%, 12/15/2028 (A)	1,650	1,653
4.250%, 12/15/2025 (A)	1,175	1,181
3.875%, 12/15/2023 (A)	1,400	1,400
3.500%, 06/25/2021 (A)	1,325	1,328
Becton Dickinson
3.363%, 06/06/2024	1,200	1,153
2.894%, 06/06/2022	2,800	2,708
BioScrip
8.875%, 02/15/2021	890	850
Centene
6.125%, 02/15/2024	490	516
4.750%, 01/15/2025	200	199
DJO Finance
8.125%, 06/15/2021 (A)	680	688
Endo Dac
6.000%, 02/01/2025 (A)	400	312
Gilead Sciences
3.650%, 03/01/2026	825	815
HCA
5.500%, 06/15/2047	1,350	1,238
5.375%, 02/01/2025	740	729
5.000%, 03/15/2024	1,175	1,175
Immucor
11.125%, 02/15/2022 (A)	650	652
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	670	687
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	480	495
Tenet Healthcare
8.125%, 04/01/2022	240	251
7.500%, 01/01/2022 (A)	210	218
Teva Pharmaceutical Finance
2.950%, 12/18/2022	180	164
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	140	130
Valeant Pharmaceuticals International
8.500%, 01/31/2027 (A)	580	587

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.250%, 07/15/2022 (A)		$2,080	$2,130

			23,439

Industrials — 2.7%
AECOM
5.125%, 03/15/2027		950	895
AerCap Ireland Capital DAC
4.625%, 07/01/2022		2,800	2,855
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	364
Allison Transmission
4.750%, 10/01/2027 (A)		1,050	979
BlueLine Rental Finance
9.250%, 03/15/2024 (A)		2,380	2,532
Boeing
3.250%, 03/01/2028		425	415
2.600%, 10/30/2025		475	447
Bombardier
7.500%, 03/15/2025 (A)		1,000	1,041
Burlington Northern Santa Fe
3.650%, 09/01/2025		800	803
Cleaver-Brooks
7.875%, 03/01/2023 (A)		440	453
CMA CGM
5.250%, 01/15/2025 (A)	EUR	570	539
Embraer Netherlands Finance
5.050%, 06/15/2025		$67	68
Embraer Netherlands Finance BV
5.400%, 02/01/2027		100	104
General Electric MTN
6.875%, 01/10/2039		750	950
Hertz
5.875%, 10/15/2020		270	264
Lockheed Martin
3.550%, 01/15/2026		825	811
Neovia Logistics Services
8.875%, 08/01/2020 (A)		580	493
Northrop Grumman
3.250%, 01/15/2028		850	799
2.930%, 01/15/2025		1,000	949
Park Aerospace Holdings
5.500%, 02/15/2024 (A)		1,070	1,056
Park-Ohio Industries
6.625%, 04/15/2027		1,920	1,944
Prime Security Services Borrower
9.250%, 05/15/2023 (A)		1,010	1,075
RBS Global
4.875%, 12/15/2025 (A)		400	376
Standard Industries
5.375%, 11/15/2024 (A)		830	820
Titan Acquisition
7.750%, 04/15/2026 (A)		1,400	1,306

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
4.500%, 09/10/2048		$670	$681
3.950%, 09/10/2028		625	628
United Rentals North America
4.875%, 01/15/2028		1,070	991
XPO CNW
6.700%, 05/01/2034		1,620	1,632

			26,270

Information Technology — 1.0%
Apple
3.200%, 05/11/2027		1,000	964
2.900%, 09/12/2027		1,800	1,690
Broadcom Corp
3.625%, 01/15/2024		900	871
CommScope Technologies
5.000%, 03/15/2027 (A)		390	367
CURO Financial Technologies
12.000%, 03/01/2022 (A)		958	1,040
Dell International
5.450%, 06/15/2023 (A)		1,250	1,308
EIG Investors
10.875%, 02/01/2024		100	110
First Data
5.000%, 01/15/2024 (A)		150	149
Hewlett Packard Enterprise
4.900%, 10/15/2025		600	613
j2 Cloud Services
6.000%, 07/15/2025 (A)		400	405
Microsoft
3.300%, 02/06/2027		1,075	1,059
Oracle
3.250%, 11/15/2027		1,225	1,171

			9,747

Materials — 2.0%
ABJA Investment Pte
5.950%, 07/31/2024		200	193
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)		1,220	1,228
Anglo American Capital
4.000%, 09/11/2027 (A)		250	233
ARD Securities Finance SARL
8.750%, 01/31/2023 (A)		540	549
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)		800	779
4.750%, 07/15/2027	GBP	700	884
Barrick North America Finance
5.750%, 05/01/2043		$250	278
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)		1,750	1,898

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNAC HK Finbridge
4.125%, 07/19/2027		$200	$185
First Quantum Minerals
7.500%, 04/01/2025 (A)		260	257
7.000%, 02/15/2021 (A)		1,310	1,323
Freeport-McMoRan
5.450%, 03/15/2043		1,630	1,430
Glencore Funding
4.000%, 04/16/2025 (A)		750	722
4.000%, 03/27/2027 (A)		1,275	1,203
Metinvest BV
7.750%, 04/23/2023 (A)		375	352
7.500% cash/0% PIK, 12/31/2021		228	223
Mirabela Nickel
1.000%, 07/31/2044 (E)		3	—
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)		570	568
Pactiv
8.375%, 04/15/2027		940	1,043
Phosagro OAO Via Phosagro Bond Funding DAC
3.949%, 04/24/2023 (A)		550	521
Samarco Mineracao
5.750%, 10/24/2023 (B)		200	146
Sherwin-Williams
3.450%, 08/01/2025		875	842
3.450%, 06/01/2027		975	921
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	218
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	202
Vale Overseas
6.250%, 08/10/2026		$1,050	1,137
Valvoline
4.375%, 08/15/2025		500	465
Yamana
4.950%, 07/15/2024		1,837	1,835

			19,635

Real Estate — 0.5%
American Tower
5.000%, 02/15/2024		1,000	1,037
3.300%, 02/15/2021		350	350
CoreCivic
5.000%, 10/15/2022		490	490
GLP Capital
5.750%, 06/01/2028		410	413
5.375%, 04/15/2026		350	346
iStar
4.625%, 09/15/2020		530	522
MPT Operating Partnership
5.000%, 10/15/2027		710	678

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VEREIT Operating Partnership
4.875%, 06/01/2026		$1,000	$997

			4,833

Telecommunication Services — 3.5%
Altice France
7.375%, 05/01/2026 (A)		1,700	1,662
AT&T
4.250%, 03/01/2027		900	881
4.125%, 02/17/2026		400	391
3.600%, 02/17/2023		1,300	1,281
Cogent Communications Group
5.375%, 03/01/2022 (A)		550	564
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024		200	205
Digicel
6.000%, 04/15/2021		400	363
Digicel Group
8.250%, 09/30/2020 (A)		760	574
6.750%, 03/01/2023 (A)		320	265
Frontier Communications
8.500%, 04/01/2026 (A)		1,300	1,255
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)		650	686
7.250%, 10/15/2020		3,070	3,054
Mauritius Investment
6.500%, 10/13/2026 (A)		320	320
Millicom International Cellular
5.125%, 01/15/2028 (A)		280	257
SoftBank Group
3.125%, 09/19/2025	EUR	220	234
Sprint
7.875%, 09/15/2023		$950	985
7.625%, 03/01/2026		1,000	1,020
7.250%, 09/15/2021		1,850	1,924
Sprint Capital
8.750%, 03/15/2032		1,000	1,070
Sprint Communications
11.500%, 11/15/2021		650	767
7.000%, 03/01/2020 (A)		600	622
7.000%, 08/15/2020		500	518
Telecom Italia
5.303%, 05/30/2024 (A)		3,240	3,196
Telecom Italia Capital
7.200%, 07/18/2036		70	73
6.000%, 09/30/2034		500	476
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2049	EUR	800	1,017
T-Mobile USA
4.750%, 02/01/2028		$570	528
4.500%, 02/01/2026		600	560

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 04/15/2022 (A)		$840	$813
Verizon Communications
4.329%, 09/21/2028 (A)		2,646	2,622
3.500%, 11/01/2024		625	605
3.376%, 02/15/2025		1,400	1,340
Vodafone Group
5.250%, 05/30/2048		500	499
3.750%, 01/16/2024		800	793
Wind Tre
5.000%, 01/20/2026 (A)		340	269
2.625%, 01/20/2023 (A)	EUR	1,300	1,275
Windstream Services
8.750%, 12/15/2024 (A)		$705	446
8.625%, 10/31/2025 (A)		1,055	1,002
7.750%, 10/15/2020		546	490

			34,902

Utilities — 0.9%
Alliant Energy Finance
4.250%, 06/15/2028 (A)		125	125
3.750%, 06/15/2023 (A)		325	325
Berkshire Hathaway Energy
3.250%, 04/15/2028		1,100	1,046
Dynegy
8.125%, 01/30/2026 (A)		1,750	1,901
Eskom Holdings SOC
7.125%, 02/11/2025		480	458
Eskom Holdings SOC MTN
6.750%, 08/06/2023		640	611
Greenko Investment
4.875%, 08/16/2023 (A)		410	367
NiSource
3.650%, 06/15/2023 (A)		525	524
3.490%, 05/15/2027		625	598
NRG Energy
7.250%, 05/15/2026		1,000	1,065
NTPC MTN
2.750%, 02/01/2027	EUR	110	129
Pacific Gas & Electric
3.500%, 06/15/2025		$400	373
Sempra Energy
3.400%, 02/01/2028		1,075	1,009
Southern
3.250%, 07/01/2026		700	657

			9,188

Total Corporate Obligations (Cost $332,123) ($ Thousands)			323,759

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 15.4%

Automotive — 0.3%
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	$3,000	$3,030

Mortgage Related Securities — 0.1%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
3.021%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	916	914

Non-Agency Mortgage-Backed Obligations — 2.5%
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
4.024%, VAR LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	2,000	1,990
BX Trust, Ser 2018-GWMZ, Cl MC
7.561%, VAR LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,056
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.878%, 07/10/2030 (A)(F)	1,620	1,512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.591%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	2,260	2,328
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
5.091%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	1,620	1,724
FNMA Connecticut Avenue Securities, Ser 2017-C06, Cl 1M2
4.741%, VAR ICE LIBOR USD 1 Month+2.650%, 02/25/2030	939	967
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
4.241%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,395
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
2.325%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	3,677	3,026
Hilton USA Trust, Ser 2016-SFP, Cl F
6.155%, 11/05/2035 (A)	1,420	1,434
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
8.973%, VAR LIBOR USD 1 Month+6.900%, 09/15/2028 (A)	768	773
Motel 6 Trust, Ser 2017-MTL6, Cl F
6.323%, VAR LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,467	1,476
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.856%, 07/05/2036 (A)(F)	1,765	1,592

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stonemont Portfolio Trust, Ser 2017-Stone, Cl F
5.684%, VAR LIBOR USD 1 Month+3.600%, 08/20/2030 (A)	$2,000	$2,010
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
3.845%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	1,920	1,919

		24,202

Other Asset-Backed Securities — 12.5%
A Voce CLO, Ser 2017-1A, Cl A1R
3.508%, VAR ICE LIBOR USD 3 Month+1.160%, 07/15/2026 (A)	2,200	2,199
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.191%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	1,279	1,288
ACIS CLO, Ser 2013-1A, Cl ACOM
3.583%, VAR ICE LIBOR USD 3 Month+1.227%, 04/18/2024 (A)	423	424
ACIS CLO, Ser 2014-4A, Cl A
3.778%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	500
Ameriquest Mortgage Securities Asset- Backed Pass-Through Trust, Ser 2005-R7, Cl M2
2.591%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	1,640	1,647
Ares XXV CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(F)(G)	750	1
Ares XXXIII CLO, Ser 2016-1A, Cl A1R
3.668%, VAR ICE LIBOR USD 3 Month+1.350%, 12/05/2025 (A)	1,700	1,705
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
3.151%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	997
Atlas Senior Loan Fund V, Ser 2017-1A, Cl AR2
3.608%, VAR ICE LIBOR USD 3 Month+1.260%, 07/16/2029 (A)	1,700	1,700
BlueMountain CLO, Ser 2018-1A, Cl CR
4.209%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	697
BlueMountain CLO, Ser 2018-2A, Cl ER
0.000%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	1,000
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.589%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	651
Cedar Funding V CLO, Ser 2016-5A, Cl A1
3.963%, VAR ICE LIBOR USD 3 Month+1.610%, 07/17/2028 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Ser 2005-1, Cl A3
2.461%, VAR ICE LIBOR USD 3 Month+0.120%, 03/15/2026	$81	$81
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
2.711%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	498
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(F)(G)	3,000	305
Countrywide Asset-Backed Certificates, Ser 2007-10, Cl 1A1
2.271%, VAR ICE LIBOR USD 1 Month+0.180%, 06/25/2047	2,286	2,177
Crown Point CLO III, Ser 2017-3A, Cl A1BR
3.258%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)(E)	2,000	1,999
Cutwater, Ser 2017-1A, Cl A1AR
3.598%, VAR ICE LIBOR USD 3 Month+1.250%, 07/15/2026 (A)	1,600	1,599
DB Master Finance, Ser 2015-1A, Cl A2II
3.980%, 02/20/2022 (A)	1,016	1,019
Dryden 57 CLO, Ser 2018-57A, Cl B
3.240%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,232
Dryden 57 CLO, Ser 2018-57A, Cl C
3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,234
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
3.248%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (A)	2,100	2,094
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
3.441%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	906	921
ECMC Group Student Loan Trust, Ser 2018-1A, Cl A
2.841%, VAR ICE LIBOR USD 1 Month+0.750%, 02/27/2068 (A)	3,999	4,002
EFS Volunteer No. 2, Ser 2012-1, Cl A2
3.441%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,326
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.091%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	805
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M5
3.066%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	2,164	2,162

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.251%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	$2,174	$2,119
Flagship VII, Ser 2017-7A, Cl A1R
3.479%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)	943	942
Flagship VII, Ser 2017-7A, Cl CR
4.709%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,498
Galaxy XVIII CLO, Ser 2017-18A, Cl AR
3.518%, VAR ICE LIBOR USD 3 Month+1.170%, 10/15/2026 (A)	1,800	1,799
Gilbert Park CLO, Ser 2017-1A, Cl E
8.748%, VAR ICE LIBOR USD 3 Month+6.400%, 10/15/2030 (A)	750	764
GoldenTree Loan Opportunities IX, Ser 2016-9A, Cl AR
3.729%, VAR ICE LIBOR USD 3 Month+1.370%, 10/29/2026 (A)	1,850	1,850
Goldentree Loan Opportunities X, Ser 2015-10A, Cl E2
7.559%, VAR ICE LIBOR USD 3 Month+5.200%, 07/20/2027 (A)	300	299
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)(F)(G)	1,000	—
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
5.343%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	500	499
Halcyon Loan Advisors Funding, Ser 2012- 2A, Cl C
5.175%, VAR ICE LIBOR USD 3 Month+2.850%, 12/20/2024 (A)	500	500
Halcyon Loan Advisors Funding, Ser 2013- 1A, Cl A1
3.498%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	310	310
Halcyon Loan Advisors Funding, Ser 2017-1A, Cl A1R
3.485%, VAR ICE LIBOR USD 3 Month+1.130%, 04/18/2026 (A)	650	650
Jackson Mill CLO, Ser 2018-1A, Cl DR
4.867%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	750	739
Jamestown CLO X, Ser 2017-10A, Cl A1
3.603%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	4,150	4,150
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.351%, VAR ICE LIBOR USD 1 Month+0.260%, 05/25/2037	1,400	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
KKR CLO, Ser 2018-21, Cl A
3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	$500	$495
Madison Park Funding XXIV, Ser 2016-24A, Cl D
6.209%, VAR ICE LIBOR USD 3 Month+3.850%, 01/20/2028 (A)	650	656
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(E)(F)(G)	750	—
Marathon CLO V, Ser 2017-5A, Cl A1R
3.201%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,200
Marathon CLO V, Ser 2017-5A, Cl A2R
3.781%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	993
Mariner CLO, Ser 2017-4A, Cl A
3.572%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,656
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
3.648%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)	1,000	995
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
2.998%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	703
MP CLO VII, Ser 2017-1A, Cl A1R
3.195%, VAR ICE LIBOR USD 3 Month+0.840%, 04/18/2027 (A)	2,000	1,999
National Collegiate Student Loan Trust, Ser 2004-2, Cl A51
2.440%, VAR ICE LIBOR USD 1 Month+0.480%, 12/26/2033	940	924
Navient Student Loan Trust, Ser 2018-3A, Cl A3
2.888%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2067 (A)	3,400	3,400
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
2.780%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (A)	1,250	1,223
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.452%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	1,596	1,585
OCP CLO, Ser 2016-12A, Cl A1
3.925%, VAR ICE LIBOR USD 3 Month+1.570%, 10/18/2028 (A)	1,400	1,402
OCP CLO, Ser 2017-13A, Cl A1A
3.608%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,703
OCP CLO, Ser 2017-7A, Cl A2AR
3.759%, VAR ICE LIBOR USD 3 Month+1.400%, 10/20/2026 (A)	2,000	1,998

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIX, Ser 2017-1A, Cl AR
3.448%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	$1,100	$1,099
Octagon Investment Partners, Ser 2017-1A, Cl A1R
3.231%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	3,700	3,698
OFSI Fund VII, Ser 2017-7A, Cl AR
3.255%, VAR ICE LIBOR USD 3 Month+0.900%, 10/18/2026 (A)	4,000	3,998
OZLM XI, Ser 2017-11A, Cl BR
4.659%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	601
OZLM XII, Ser 2015-12A, Cl D
7.759%, VAR ICE LIBOR USD 3 Month+5.400%, 04/30/2027 (A)	700	692
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
3.258%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	480	481
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.901%, 01/25/2036	1,000	995
Recette CLO, Ser 2017-1A, Cl AR
3.279%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	2,600	2,599
Recette CLO, Ser 2017-1A, Cl BR
3.659%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	996
Regatta V Funding, Ser 2017-1A, Cl A1AR
3.520%, VAR ICE LIBOR USD 3 Month+1.160%, 10/25/2026 (A)	1,800	1,799
Scholar Funding Trust, Ser 2011-A, Cl A
3.259%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	1,248	1,251
Scholar Funding Trust, Ser 2012-B, Cl A2
3.202%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,385	1,385
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
3.279%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,498
Sound Point CLO III, Ser 2018-2RA, Cl A1
3.298%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,089
Sound Point CLO XI, Ser 2016-1A, Cl A
4.009%, VAR ICE LIBOR USD 3 Month+1.650%, 07/20/2028 (A)	2,800	2,804
Sound Point CLO XI, Ser 2016-1A, Cl B1
4.759%, VAR ICE LIBOR USD 3 Month+2.400%, 07/20/2028 (A)	800	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sound Point CLO XV, Ser 2017-1A, Cl A
3.752%, VAR ICE LIBOR USD 3 Month+1.390%, 01/23/2029 (A)	$2,050	$2,055
TCW CLO, Ser 2017-1A, Cl A
3.639%, VAR ICE LIBOR USD 3 Month+1.280%, 07/29/2029 (A)	1,700	1,708
TICP CLO VI, Ser 2016-6A, Cl A
3.898%, VAR ICE LIBOR USD 3 Month+1.550%, 01/15/2029 (A)	1,300	1,303
Tralee CLO III, Ser 2017-3A, Cl BRR
3.809%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027	2,300	2,296
Trestles CLO, Ser 2017-1A, Cl A1A
3.035%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	1,500	1,507
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.238%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	2,100	2,091
Voya CLO, Ser 2017-4A, Cl A1R
3.298%, VAR ICE LIBOR USD 3 Month+0.950%, 10/14/2026 (A)	4,900	4,898
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
2.231%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	545	510
West CLO, Ser 2017-1A, Cl A1R
3.275%, VAR ICE LIBOR USD 3 Month+0.920%, 07/18/2026 (A)	1,250	1,249

		123,087

Total Asset-Backed Securities (Cost $156,327) ($ Thousands)		151,233

SOVEREIGN DEBT — 14.5%
ABJA Investment Pte
5.450%, 01/24/2028	200	169
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047	430	394
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	320	293
3.125%, 05/03/2026	850	808
3.125%, 10/11/2027 (A)	810	754
Angolan Government International Bond
9.375%, 05/08/2048 (A)	400	403
8.250%, 05/09/2028 (A)	1,420	1,421
Argentina Bonar Bonds
34.660%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS 3,100	102

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	28,625	$1,013
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	73
Argentine Bonos del Tesoro
16.000%, 10/17/2023		130	4
15.500%, 10/17/2026		10	—
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112	101
7.820%, 12/31/2033	EUR	220	256
7.820%, 12/31/2033		230	264
7.500%, 04/22/2026		$1,460	1,347
7.125%, 07/06/2036		2,980	2,391
7.125%, 06/28/2117		130	99
6.875%, 01/26/2027		990	871
6.875%, 01/11/2048		2,420	1,811
6.250%, 11/09/2047	EUR	110	99
5.875%, 01/11/2028		$700	569
5.625%, 01/26/2022		1,100	1,028
5.250%, 01/15/2028	EUR	760	759
3.750%, 12/31/2038		$1,710	970
3.380%, 03/31/2019	EUR	70	48
3.375%, 01/15/2023		790	835
Banco de Bogota
6.250%, 05/12/2026		$200	204
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/2049		1,140	892
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033		200	177
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		240	222
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	58,000	2,027
3.750%, 02/08/2019		225	8
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$150	156
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		400	382
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027	BRL	17,000	4,039
Brazilian Government International Bond
6.000%, 04/07/2026		$1,400	1,431

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Bulgaria Government International Bond MTN
3.125%, 03/26/2035	EUR	170	$211
Chile Government International Bond
3.240%, 02/06/2028		$792	756
Colombia Government International Bond
4.500%, 01/28/2026		200	203
3.875%, 04/25/2027		200	193
Costa Rica Government International Bond
7.158%, 03/12/2045		880	869
5.625%, 04/30/2043		400	338
Croatia Government International Bond
3.000%, 03/20/2027	EUR	100	120
Dominican Republic International Bond
6.875%, 01/29/2026		$960	1,017
6.850%, 01/27/2045		660	653
6.600%, 01/28/2024		300	315
6.500%, 02/15/2048(A)		1,270	1,205
5.875%, 04/18/2024		2,080	2,128
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		210	208
Ecuador Government International Bond
9.650%, 12/13/2026 (A)		900	843
9.650%, 12/13/2026		500	468
9.625%, 06/02/2027 (A)		2,690	2,498
8.875%, 10/23/2027 (A)		1,500	1,326
8.750%, 06/02/2023 (A)		1,140	1,068
7.950%, 06/20/2024		1,175	1,037
7.875%, 01/23/2028 (A)		790	662
Egypt Government International Bond MTN
8.500%, 01/31/2047		650	629
7.903%, 02/21/2048 (A)		360	328
6.125%, 01/31/2022		700	688
5.625%, 04/16/2030 (A)	EUR	620	649
4.750%, 04/16/2026		680	728
Egypt Treasury Bills
19.087%, 02/05/2019 (C)	EGP	29,000	1,453
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		$80	86
6.375%, 01/18/2027		336	313
Embraer Overseas
5.696%, 09/16/2023		170	177
Ghana Government International Bond
10.750%, 10/14/2030		210	255
8.627%, 06/16/2049 (A)		460	447
8.125%, 01/18/2026		1,600	1,640
7.875%, 08/07/2023		200	205
7.625%, 05/16/2029 (A)		240	234
Gohl Capital
4.250%, 01/24/2027		520	492

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Guatemala Government Bond
5.750%, 06/06/2022		$700	$725
4.875%, 02/13/2028		210	200
4.500%, 05/03/2026 (A)		970	926
4.375%, 06/05/2027		200	186
4.375%, 06/05/2027 (A)		1,090	1,011
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,821
Honduras Government International Bond
7.500%, 03/15/2024		660	703
6.250%, 01/19/2027		750	751
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		310	293
Indonesia Government International Bond MTN
5.250%, 01/17/2042		4,500	4,519
4.750%, 01/08/2026		2,270	2,301
4.625%, 04/15/2043		230	213
4.350%, 01/08/2027 (A)		320	315
4.125%, 01/15/2025		300	294
3.850%, 07/18/2027 (A)		1,170	1,110
3.750%, 06/14/2028 (A)	EUR	200	258
3.375%, 07/30/2025		1,390	1,745
2.150%, 07/18/2024 (A)		340	400
Iraq International Bond
6.752%, 03/09/2023		$260	249
Ivory Coast Government International Bond
6.625%, 03/22/2048 (A)	EUR	100	110
6.375%, 03/03/2028		$210	198
5.250%, 03/22/2030	EUR	390	434
Jamaica Government International Bond
6.750%, 04/28/2028		$800	856
Kaisa Group Holdings
9.375%, 06/30/2024		400	307
8.500%, 06/30/2022		200	161
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		1,300	1,369
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	244
6.875%, 06/24/2024		1,300	1,282
Kuwait International Government Bond
3.500%, 03/20/2027		200	195
Lebanon Government International Bond MTN
6.850%, 03/23/2027		40	32
6.600%, 11/27/2026		70	55
Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	350	464
5.625%, 07/26/2023		350	464

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.750%, 01/18/2025	EUR	170	$195
2.750%, 01/18/2025 (A)		620	712
Mexico Government International Bond MTN
4.750%, 03/08/2044		$5,100	4,732
4.600%, 02/10/2048		1,220	1,122
3.750%, 01/11/2028		560	530
3.600%, 01/30/2025		1,200	1,159
Mongolia Government International Bond
5.625%, 05/01/2023 (A)		210	198
Nigeria Government International Bond
7.875%, 02/16/2032		1,910	1,873
7.696%, 02/23/2038		390	369
7.696%, 02/23/2038 (A)		890	841
7.625%, 11/28/2047 (A)		200	182
7.143%, 02/23/2030 (A)		420	396
6.750%, 01/28/2021		207	210
6.500%, 11/28/2027 (A)		360	335
6.375%, 07/12/2023		200	197
5.625%, 06/27/2022		190	186
Oman Government International Bond
6.750%, 01/17/2048 (A)		1,910	1,729
5.625%, 01/17/2028 (A)		560	527
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		800	798
Pakistan Government International Bond
8.250%, 04/15/2024		210	200
8.250%, 09/30/2025		370	353
6.875%, 12/05/2027 (A)		1,410	1,222
Panama Government International Bond
4.500%, 04/16/2050		200	193
Paraguay Government International Bond
6.100%, 08/11/2044		350	358
5.600%, 03/13/2048		280	272
5.600%, 03/13/2048 (A)		280	271
5.000%, 04/15/2026 (A)		440	441
4.700%, 03/27/2027 (A)		570	556
4.625%, 01/25/2023		550	557
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		330	328
4.550%, 03/29/2026		200	199
4.400%, 03/01/2028 (A)		3,160	3,084
4.150%, 03/29/2027 (A)		1,090	1,050
Prosperous Ray
4.625%, 11/12/2023		500	515
Province of Santa Fe
7.000%, 03/23/2023		150	139
7.000%, 03/23/2023 (A)		150	138
Provincia de Buenos Aires
35.190%, VAR 30-35d Argentina BADLAR Private Banks+3.830%, 05/31/2022	ARS	2,070	62
6.500%, 02/15/2023 (A)		$1,200	1,096

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Provincia de la Rioja
9.750%, 02/24/2025 (A)		$270	$251
Qatar Government International Bond
5.103%, 04/23/2048 (A)		620	618
Reliance Industries
4.125%, 01/28/2025		250	243
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		160	132
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	54
8.875%, 02/28/2035		3,910	270
8.750%, 01/31/2044		2,130	142
8.250%, 03/31/2032		2,480	165
8.000%, 01/31/2030		1,310	87
7.000%, 02/28/2031		6,370	385
6.500%, 02/28/2041		660	34
6.250%, 03/31/2036		2,220	117
Republic of South Africa Government International Bond
5.875%, 06/22/2030		$420	417
5.650%, 09/27/2047		1,520	1,368
4.850%, 09/27/2027		640	605
4.300%, 10/12/2028		400	356
Republic of Suriname
9.250%, 10/26/2026 (A)		340	325
9.250%, 10/26/2026		400	382
Romanian Government International Bond
5.125%, 06/15/2048 (A)		790	761
3.875%, 10/29/2035	EUR	570	679
3.375%, 02/08/2038 (A)		330	364
2.375%, 04/19/2027 (A)		230	269
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	447,000	6,887
Russian Foreign Bond - Eurobond
4.750%, 05/27/2026		$1,000	1,001
Senegal Government International Bond
6.750%, 03/13/2048 (A)		1,070	913
6.250%, 05/23/2033 (A)		1,300	1,152
4.750%, 03/13/2028 (A)	EUR	510	555
South Africa Government International Bond
5.875%, 09/16/2025		$760	780
Sri Lanka Government International Bond
6.850%, 11/03/2025		790	764
6.825%, 07/18/2026 (A)		250	239
6.825%, 07/18/2026		210	201
6.750%, 04/18/2028 (A)		920	868
6.250%, 10/04/2020		410	415
6.200%, 05/11/2027 (A)		380	347
6.125%, 06/03/2025		200	187
5.875%, 07/25/2022		470	462
5.750%, 01/18/2022 (A)		200	197
5.750%, 04/18/2023 (A)		1,240	1,187

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Suzano Austria GmbH
5.750%, 07/14/2026		$400	$405
Turkey Government International Bond
7.375%, 02/05/2025		360	372
7.000%, 06/05/2020		220	225
6.875%, 03/17/2036		130	122
6.625%, 02/17/2045		270	239
6.250%, 09/26/2022		1,271	1,275
6.125%, 10/24/2028		3,310	3,100
6.000%, 03/25/2027		346	325
6.000%, 01/14/2041		410	347
5.750%, 03/22/2024		1,106	1,066
5.750%, 05/11/2047		1,760	1,420
4.875%, 10/09/2026		210	185
4.875%, 04/16/2043		410	305
3.250%, 06/14/2025	EUR	740	804
UBS Group
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049		750	945
Ukraine Government International Bond
7.750%, 09/01/2023		$230	222
7.750%, 09/01/2024		930	881
7.750%, 09/01/2025		390	365
7.750%, 09/01/2026		200	185
7.750%, 09/01/2027		680	624
7.375%, 09/25/2032 (A)		200	171
Uruguay Government International Bond
4.975%, 04/20/2055		490	475
4.375%, 10/27/2027		600	608
Zambia Government International Bond
8.970%, 07/30/2027		719	635
8.500%, 04/14/2024		230	204
5.375%, 09/20/2022		280	233
5.375%, 09/20/2022		280	233

Total Sovereign Debt (Cost $150,592) ($ Thousands)			142,528

		Shares

COMMON STOCK — 10.9%
Consumer Discretionary — 1.4%
Advance Auto Parts Inc		369	50
Amazon.com Inc, Cl A *		1,860	3,162
AutoZone Inc *		128	86
Best Buy Co Inc		1,189	89
Booking Holdings Inc *		225	456
BorgWarner Inc		797	34
CarMax Inc *		740	54
Carnival Corp		1,919	110
CBS Corp, Cl B		1,647	93
Cengage Learning Holdings II Inc *		5,114	47

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charter Communications Inc, Cl A *	855	$251
Chipotle Mexican Grill Inc, Cl A *	110	47
Comcast Corp, Cl A	21,099	692
Darden Restaurants Inc	503	54
Delphi Automotive PLC *	1,217	111
Discovery Inc, Cl A *	684	19
Discovery Inc, Cl C *	1,539	39
DISH Network Corp, Cl A *	1,135	38
Dollar General Corp	1,192	118
Dollar Tree Inc *	1,093	93
DR Horton Inc	1,607	66
Expedia Group Inc	571	69
Foot Locker Inc, Cl A	655	34
Ford Motor Co	18,179	201
Gap Inc	932	30
Garmin Ltd	581	35
General Motors	5,658	223
Genuine Parts Co	708	65
Goodyear Tire & Rubber Co/The	1,197	28
H&R Block Inc	1,034	24
Hanesbrands Inc	1,818	40
Harley-Davidson Inc, Cl A	659	28
Hasbro Inc	562	52
Hilton Worldwide Holdings Inc	1,334	106
Home Depot Inc/The	5,327	1,039
Interpublic Group of Cos Inc/The	1,552	36
Kohl’s Corp	759	55
L Brands Inc	995	37
Leggett & Platt Inc	640	29
Lennar Corp, Cl A	1,314	69
LKQ Corp *	1,501	48
Lowe’s Cos Inc	3,768	360
Macy’s Inc	1,471	55
Marriott International Inc/MD, Cl A	1,352	171
Mattel Inc	1,637	27
McDonald’s Corp	3,630	569
MGM Resorts International	2,421	70
Michael Kors Holdings Ltd *	608	40
Mohawk Industries Inc *	303	65
Netflix Inc *	2,000	783
Newell Brands Inc, Cl B	2,275	59
News Corp	1,950	30
News Corp, Cl B	450	7
NIKE Inc, Cl B	5,939	473
Nordstrom Inc	555	29
Norwegian Cruise Line Holdings Ltd *	900	42
Omnicom Group Inc	1,068	81
O’Reilly Automotive Inc *	396	108
PulteGroup Inc	1,166	33
PVH Corp	313	47
Ralph Lauren Corp, Cl A	275	35
Ross Stores Inc	1,728	146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Caribbean Cruises Ltd	816	$85
Starbucks Corp	6,404	313
Tapestry Inc	1,372	64
Target Corp, Cl A	2,537	193
Tiffany & Co	459	60
TJX Cos Inc/The	2,937	280
Tractor Supply Co	639	49
TripAdvisor Inc *	551	31
Twenty-First Century Fox Inc, Cl A	4,916	244
Twenty-First Century Fox Inc, Cl B	2,006	99
Ulta Beauty Inc *	281	66
Under Armour Inc, Cl A *	922	21
Under Armour Inc, Cl C *	920	19
VF Corp	1,477	120
Viacom Inc, Cl B	1,719	52
Walt Disney Co	6,924	726
Whirlpool Corp	323	47
Wynn Resorts Ltd	386	65
Yum! Brands Inc	1,521	119

		13,840

Consumer Staples – 0.8%
Altria Group Inc	8,764	498
Archer-Daniels-Midland Co	2,551	117
Brown-Forman Corp, Cl B	1,177	58
Campbell Soup Co	957	39
Church & Dwight Co Inc	1,020	54
Clorox Co	583	79
Coca-Cola Co	17,673	775
Colgate-Palmolive Co	3,956	256
Conagra Brands Inc	1,887	67
Constellation Brands Inc, Cl A	799	175
Costco Wholesale Corp	2,030	424
Coty Inc, Cl A	2,351	33
CVS Health Corp	4,638	299
Estee Lauder Cos Inc/The, Cl A	1,047	149
General Mills Inc	2,600	115
Hershey Co	680	63
Hormel Foods Corp	1,346	50
JM Smucker Co	524	56
Kellogg Co	1,147	80
Kimberly-Clark Corp	1,637	172
Kraft Heinz Co/The	2,789	175
Kroger Co	4,120	117
McCormick & Co Inc	548	64
Molson Coors Brewing Co, Cl B	772	53
Mondelez International Inc, Cl A	6,797	279
Monster Beverage Corp *	1,929	111
PepsiCo Inc	6,548	713
Philip Morris International Inc	7,092	573
Procter & Gamble Co	11,611	906
Sysco Corp, Cl A	2,223	152

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods, Cl A	1,347	$93
Walgreens Boots Alliance Inc	3,913	235
Walmart Inc	6,598	565

		7,595

Energy — 0.8%
Anadarko Petroleum Corp, Cl A	2,515	184
Andeavor	668	88
Apache Corp	1,761	82
Baker Hughes a GE Co	1,988	66
Breitburn Energy Partners, LP (D)(E)	1,157	854
Cabot Oil & Gas Corp	1,880	45
Chevron Corp	8,812	1,114
Cimarex Energy Co	475	48
Concho Resources Inc *	723	100
ConocoPhillips	5,417	377
Devon Energy Corp	2,374	104
EOG Resources Inc	2,671	332
EQT Corp	1,165	64
Exxon Mobil Corp	19,468	1,611
Halliburton Co	4,067	183
Helmerich & Payne Inc	533	34
Hess	1,305	87
HollyFrontier Corp	815	56
Kinder Morgan Inc/DE	8,384	148
Marathon Oil Corp	4,091	85
Marathon Petroleum Corp	2,269	159
National Oilwell Varco Inc, Cl A	1,759	76
Newfield Exploration Co *	1,012	31
Noble Energy	2,306	81
Occidental Petroleum Corp	3,555	298
ONEOK Inc	1,923	134
Phillips 66	1,884	212
Pioneer Natural Resources Co	818	155
Schlumberger Ltd, Cl A	6,392	429
TechnipFMC PLC	1,998	63
Titan Energy LLC *	12,743	4
Valero Energy Corp	1,928	214
Williams Cos Inc	3,868	105

		7,623

Financials — 1.5%
Affiliated Managers Group Inc	225	33
Aflac Inc	3,450	148
Allstate Corp	1,572	143
American Express Co	3,286	322
American International Group Inc	4,178	222
Ameriprise Financial Inc	721	101
Aon PLC	1,097	150
Arthur J Gallagher & Co	877	57
Assurant Inc	273	28
Bank of America Corp	43,680	1,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of New York Mellon Corp/The	4,676	$252
BB&T Corp	3,483	176
Berkshire Hathaway Inc, Cl B *	8,887	1,659
BlackRock Inc	558	278
Brighthouse Financial Inc *	401	16
Capital One Financial Corp	2,243	206
Cboe Global Markets Inc	544	57
Charles Schwab Corp/The	5,409	276
Chubb Ltd	2,087	265
Cincinnati Financial Corp	726	49
Citigroup Inc	11,728	785
Citizens Financial Group Inc	2,262	88
CME Group Inc	1,554	255
Comerica Inc	802	73
Discover Financial Services	1,633	115
E*TRADE Financial Corp *	1,226	75
Everest Re Group Ltd	166	38
Fifth Third Bancorp	3,263	94
Franklin Resources Inc	1,488	48
Goldman Sachs Group Inc/The	1,607	354
Hartford Financial Services Group Inc/The	1,654	85
Huntington Bancshares Inc/OH	4,948	73
Intercontinental Exchange Inc	2,713	200
Invesco Ltd	1,887	50
Jefferies Financial Group Inc	1,616	37
JPMorgan Chase & Co	15,787	1,645
KeyCorp	5,012	98
Lincoln National Corp	1,009	63
Loews Corp	1,276	62
M&T Bank Corp	700	119
Marsh & McLennan Cos Inc	2,365	194
MetLife Inc	4,662	203
Moody’s Corp	801	137
Morgan Stanley	6,271	297
MSCI Inc, Cl A	400	66
Nasdaq Inc, Cl A	569	52
Northern Trust Corp	1,001	103
People’s United Financial Inc	1,719	31
PNC Financial Services Group Inc	2,140	289
Principal Financial Group Inc, Cl A	1,213	64
Progressive Corp	2,665	158
Prudential Financial Inc	1,964	184
Raymond James Financial Inc	628	56
Regions Financial Corp	5,364	95
S&P Global Inc	1,180	241
State Street Corp	1,634	152
SunTrust Banks Inc	2,217	146
SVB Financial Group, Cl B *	253	73
Synchrony Financial	3,400	114
T Rowe Price Group Inc	1,122	130
Torchmark Corp, Cl A	429	35
Travelers Cos Inc	1,204	147

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unum Group	910	$34
US Bancorp	7,165	358
Wells Fargo & Co	20,223	1,121
Willis Towers Watson PLC	652	99
XL Group Ltd	1,149	64
Zions Bancorporation	884	47

		14,716

Health Care — 1.5%
Abbott Laboratories	8,030	490
AbbVie Inc	6,997	648
ABIOMED Inc *	200	82
Aetna Inc, Cl A	1,494	274
Agilent Technologies Inc	1,449	90
Alexion Pharmaceuticals Inc *	1,042	129
Align Technology Inc *	340	116
Allergan PLC	1,520	253
AmerisourceBergen Corp, Cl A	741	63
Amgen Inc, Cl A	3,056	564
Anthem Inc	1,198	285
Baxter International Inc	2,324	172
Becton Dickinson and Co	1,233	295
Biogen Inc *	954	277
Boston Scientific Corp *	6,418	210
Bristol-Myers Squibb Co	7,436	412
Cardinal Health Inc	1,437	70
Celgene Corp, Cl A *	3,264	259
Centene Corp *	981	121
Cerner Corp *	1,455	87
Cigna Corp	1,088	185
Cooper Cos Inc/The, Cl A	239	56
Danaher Corp, Cl A	2,819	278
DaVita Inc *	612	43
DENTSPLY SIRONA Inc	1,112	49
Edwards Lifesciences Corp, Cl A *	994	145
Eli Lilly & Co	4,353	371
Envision Healthcare Corp *	559	25
Express Scripts Holding Co *	2,631	203
Gilead Sciences	6,046	428
HCA Healthcare Inc	1,296	133
Henry Schein Inc *	634	46
Hologic Inc *	1,349	54
Humana Inc	628	187
IDEXX Laboratories Inc *	398	87
Illumina Inc *	660	184
Incyte Corp *	814	55
Intuitive Surgical Inc *	518	248
IQVIA Holdings Inc *	701	70
Johnson & Johnson	12,324	1,495
Laboratory Corp of America Holdings *	466	84
McKesson Corp	983	131
Medtronic PLC	6,253	535

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	12,379	$751
Mettler-Toledo International Inc *	117	68
Mylan NV *	2,448	88
Nektar Therapeutics, Cl A *	763	37
PerkinElmer Inc	524	38
Perrigo Co PLC	599	44
Pfizer Inc	27,009	980
Quest Diagnostics Inc	623	69
Regeneron Pharmaceuticals Inc *	348	120
ResMed Inc	683	71
Stryker Corp	1,496	253
Thermo Fisher Scientific Inc	1,821	377
UnitedHealth Group Inc	4,451	1,092
Universal Health Services Inc, Cl B	355	40
Varian Medical Systems Inc *	372	42
Vertex Pharmaceuticals Inc *	1,173	199
Waters Corp *	363	70
Zimmer Biomet Holdings	950	106
Zoetis Inc, Cl A	2,272	194

		14,628

Industrials — 1.0%
3M Co	2,721	535
Alaska Air Group Inc	617	37
Allegion PLC	415	32
American Airlines Group Inc	1,988	75
AMETEK Inc	1,047	76
AO Smith Corp	649	38
Arconic Inc	1,864	32
Boeing Co	2,546	854
Caterpillar Inc, Cl A	2,738	371
CH Robinson Worldwide Inc	674	56
Cintas Corp	387	72
Copart Inc *	900	51
CSX Corp	4,123	263
Cummins Inc	756	101
Deere & Co	1,492	209
Delta Air Lines Inc, Cl A	2,880	143
Dover Corp	724	53
Eaton Corp PLC	2,057	154
Emerson Electric Co	2,838	196
Equifax Inc	577	72
Expeditors International of Washington Inc	721	53
Fastenal Co, Cl A	1,298	62
FedEx Corp	1,155	262
Flowserve Corp	668	27
Fluor Corp	675	33
Fortive Corp	1,384	107
Fortune Brands Home & Security Inc	768	41
General Dynamics Corp	1,288	240
General Electric Co	40,037	545
Harris Corp	552	80

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honeywell International Inc	3,476	$501
Huntington Ingalls Industries Inc, Cl A	200	43
IHS Markit Ltd *	1,662	86
Illinois Tool Works Inc	1,428	198
Ingersoll-Rand PLC	1,146	103
Jacobs Engineering Group Inc	586	37
JB Hunt Transport Services Inc	419	51
Johnson Controls International PLC	4,333	145
Kansas City Southern	457	48
L3 Technologies Inc	353	68
Lockheed Martin Corp	1,130	334
Masco Corp	1,423	53
Nielsen Holdings PLC	1,634	50
Norfolk Southern Corp	1,261	190
Northrop Grumman Corp	787	242
PACCAR Inc	1,676	104
Parker-Hannifin Corp, Cl A	623	97
Pentair PLC	804	34
Quanta Services Inc *	739	25
Raytheon Co	1,336	258
Republic Services Inc	1,034	71
Robert Half International Inc	536	35
Rockwell Automation Inc	588	98
Rockwell Collins Inc	752	101
Roper Technologies Inc	463	128
Snap-on Inc	289	46
Southwest Airlines Co, Cl A	2,387	121
Stanley Black & Decker Inc	744	99
Stericycle Inc, Cl A *	410	27
Textron Inc	1,223	81
TransDigm Group Inc	216	75
Union Pacific Corp	3,583	508
United Continental Holdings Inc *	1,147	80
United Parcel Service Inc, Cl B	3,145	334
United Rentals Inc *	381	56
United Technologies Corp	3,390	424
Verisk Analytics Inc, Cl A *	743	80
Waste Management Inc	1,793	146
WW Grainger Inc	237	73
Xylem Inc/NY	838	56

		10,176

Information Technology — 2.8%
Accenture PLC, Cl A	2,969	486
Activision Blizzard Inc	3,431	262
Adobe Systems Inc *	2,268	553
Advanced Micro Devices Inc *	3,671	55
Akamai Technologies Inc *	751	55
Alliance Data Systems Corp	231	54
Alphabet Inc, Cl A *	1,379	1,557
Alphabet Inc, Cl C *	1,398	1,560
Amphenol Corp, Cl A	1,388	121

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	1,730	$166
ANSYS Inc *	354	62
Apple Inc	22,695	4,201
Applied Materials Inc	4,864	225
Autodesk Inc, Cl A *	1,026	134
Automatic Data Processing Inc	2,060	276
Broadcom Inc	1,895	460
Broadridge Financial Solutions Inc	544	63
CA Inc	1,274	45
Cadence Design Systems Inc *	1,380	60
Cisco Systems Inc	21,715	934
Citrix Systems Inc *	626	66
Cognizant Technology Solutions Corp, Cl A	2,734	216
Corning Inc, Cl B	4,057	112
DXC Technology Co	1,305	105
eBay Inc *	4,285	155
Electronic Arts Inc *	1,431	202
F5 Networks Inc, Cl A *	278	48
Facebook Inc, Cl A *	11,075	2,152
Fidelity National Information Services Inc,
Cl B	1,461	155
Fiserv Inc, Cl A *	1,962	145
FleetCor Technologies Inc *	400	84
FLIR Systems Inc	681	35
Gartner Inc *	442	59
Global Payments Inc	734	82
Hewlett Packard Enterprise	7,340	107
HP Inc	7,360	167
Intel Corp	21,516	1,070
International Business Machines Corp	3,906	546
Intuit Inc	1,133	231
IPG Photonics Corp *	180	40
Juniper Networks Inc	1,505	41
KLA-Tencor Corp	711	73
Lam Research Corp	755	130
Mastercard Inc, Cl A	4,234	832
Microchip Technology Inc	1,069	97
Micron Technology Inc *	5,238	275
Microsoft Corp	35,476	3,498
Motorola Solutions Inc	772	90
NetApp Inc	1,221	96
NVIDIA Corp	2,803	664
Oracle Corp, Cl B	13,921	613
Paychex Inc	1,437	98
PayPal Holdings Inc *	5,150	429
Qlik *(D)(E)	3,600	—
Qlik, Cl A *(D)(E)	56	57
Qlik, Cl B *(D)(E)	13,812	–
Qorvo Inc *	515	41
QUALCOMM Inc	6,730	378
Red Hat Inc *	846	114
salesforce.com Inc *	3,257	444

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology PLC	1,326	$75
Skyworks Solutions Inc	846	82
Symantec Corp, Cl A	2,893	60
Synopsys Inc *	715	61
Take-Two Interactive Software Inc, Cl A *	549	65
TE Connectivity Ltd	1,641	148
Texas Instruments Inc	4,540	501
Total System Services Inc	790	67
Twitter Inc *	3,000	131
VeriSign Inc *	443	61
Visa Inc, Cl A	8,322	1,102
Western Digital	1,350	104
Western Union Co	1,834	37
Xerox Corp	1,042	25
Xilinx Inc	1,201	78

		27,673

Materials — 0.3%
Air Products & Chemicals Inc	1,014	158
Albemarle Corp	448	42
Avery Dennison Corp	356	36
Ball Corp	1,684	60
CF Industries Holdings Inc	1,135	50
DowDuPont Inc	10,775	710
Eastman Chemical Co	653	65
Ecolab Inc	1,215	171
FMC Corp	544	49
Freeport-McMoRan Inc, Cl B	6,259	108
International Flavors & Fragrances Inc	320	40
International Paper Co	1,891	98
LyondellBasell Industries NV, Cl A	1,512	166
Martin Marietta Materials Inc, Cl A	303	68
Mosaic Co/The	1,663	47
Newmont Mining Corp	2,528	95
Nucor Corp	1,430	89
Packaging Corp of America	383	43
PPG Industries Inc	1,175	122
Praxair Inc	1,338	212
Sealed Air Corp	789	33
Sherwin-Williams Co/The, Cl A	387	158
Vulcan Materials Co	596	77
WestRock Co	1,156	66

		2,763

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	455	57
American Tower Corp, Cl A ‡	2,026	292
Apartment Investment & Management Co, Cl A ‡	754	32
AvalonBay Communities Inc ‡	678	117
Boston Properties Inc ‡	701	88
CBRE Group Inc, Cl A *	1,443	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Castle International Corp ‡	1,914	$206
Digital Realty Trust Inc, Cl A ‡	959	107
Duke Realty Corp ‡	1,775	52
Equinix Inc ‡	368	158
Equity Residential ‡	1,738	111
Essex Property Trust Inc ‡	313	75
Extra Space Storage Inc ‡	615	61
Federal Realty Investment Trust ‡	361	46
GGP Inc ‡	2,957	60
HCP Inc ‡	2,289	59
Host Hotels & Resorts ‡	3,427	72
Iron Mountain Inc ‡	1,253	44
Kimco Realty Corp ‡	2,124	36
Macerich Co/The ‡	575	33
Mid-America Apartment Communities Inc ‡	457	46
Prologis Inc ‡	2,494	164
Public Storage ‡	698	158
Realty Income Corp ‡	1,359	73
Regency Centers Corp ‡	713	44
SBA Communications Corp, Cl A *‡	545	90
Simon Property Group Inc ‡	1,447	246
SL Green Realty Corp ‡	411	41
UDR Inc ‡	1,335	50
Ventas Inc ‡	1,615	92
Vornado Realty Trust ‡	839	62
Welltower ‡	1,746	110
Weyerhaeuser Co ‡	3,478	127

		3,078

Telecommunication Services — 0.2%
AT&T	33,437	1,074
CenturyLink Inc	4,488	83
Verizon Communications	19,078	960

		2,117

Utilities — 0.3%
AES Corp	3,142	42
Alliant Energy Corp	1,137	48
Ameren Corp	1,193	73
American Electric Power Co Inc	2,302	159
American Water Works Co Inc	815	70
CenterPoint Energy Inc	2,092	58
CMS Energy Corp	1,278	60
Consolidated Edison Inc	1,401	109
Dominion Energy Inc	3,007	205
DTE Energy Co	814	84
Duke Energy Corp	3,188	252
Edison International	1,559	99
Entergy Corp	832	67
Evergy Inc	1,200	67
Eversource Energy	1,437	84
Exelon Corp	4,472	191

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy Corp	2,047	$74
NextEra Energy Inc	2,176	363
NiSource Inc	1,591	42
NRG Energy Inc	1,306	40
PG&E Corp	2,346	100
Pinnacle West Capital Corp	557	45
PPL Corp	3,145	90
Public Service Enterprise Group Inc	2,325	126
SCANA Corp	713	28
Sempra Energy	1,158	134
Southern Co	4,656	216
WEC Energy Group Inc	1,451	94
Xcel Energy Inc	2,326	106

		3,126

Total Common Stock (Cost $80,895) ($ Thousands)		107,335

	Face Amount (Thousands)

LOAN PARTICIPATIONS — 9.5%
1011778 BC ULC/New Red Finance (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 02/16/2024	500	497
Academy, Ltd., Initial Term Loan, 1st Lien
6.001%, VAR LIBOR+4.000%, 07/01/2022	750	622
Acosta, (fka Acosta Holdco), Dollar Revolving Credit Loan, 1st Lien
5.145%, VAR LIBOR+3.250%, 09/26/2019 (E)	222	158
Acosta, (fka Acosta Holdco), Multicurrency Revolving Credit Loan, 1st Lien
6.750%, 09/26/2019	89	63
5.072%, VAR LIBOR+3.250%, 09/26/2019 (E)	667	474
Advanced Integration Technology LP, Term B-1 Loan, 1st Lien
6.744%, 04/03/2023	7	7
6.734%, VAR LIBOR+4.750%, 04/03/2023 (E)	215	214
Air Canada, 1st Lien
4.094%, 10/06/2023	750	751
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.280%, VAR LIBOR+3.250%, 04/28/2022	800	776
Albany Molecular Research, Cov-Lite, Term Loan, 1st Lien
5.230%, 08/30/2024	750	747

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Albertson’s LLC, 2017-1 Term B-6 Loan, 1st Lien, Ser 2017-1
5.319%, VAR LIBOR+3.000%, 06/22/2023	$750	$741
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
5.098%, VAR LIBOR+2.750%, 07/15/2025	868	854
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.350%, VAR LIBOR+2.250%, 04/06/2024	500	497
American Builders & Contractors Supply, Term B-2 Loan, 1st Lien
4.094%, VAR LIBOR+2.000%, 10/31/2023	960	951
American Media Inc
0.000%, 09/30/2018 (H)	870	853
American Renal Associates, Term Loan, 1st Lien
5.230%, VAR LIBOR+3.250%, 06/21/2024	943	938
Aramark Intermediate HoldCo, U.S. Term B-3 Loan, 1st Lien
4.084%, VAR LIBOR+1.750%, 03/11/2025	750	749
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
5.280%, 02/05/2025	333	334
5.255%, 02/05/2025	866	866
Aspect Software, Inc., Term Loan, 1st Lien
12.556%, VAR LIBOR+10.500%, 05/25/2020	498	462
Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
4.088%, VAR LIBOR+2.000%, 01/15/2025	1,623	1,602
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.280%, VAR LIBOR+2.250%, 01/02/2025	950	943
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.046%, VAR LIBOR+2.000%, 10/01/2022	880	878
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
5.530%, VAR LIBOR+3.750%, 02/03/2024	2,626	2,624

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Initial Term Loan, 1st Lien
9.530%, VAR LIBOR+7.500%, 02/03/2025	$875	$883
BMC Software Finance, Inc., Initial B-2 US Term Loan
5.230%, VAR LIBOR+3.250%, 09/10/2022	1,216	1,212
Boyd Gaming Corporation, Refinancing Term B Loan
4.488%, VAR LIBOR+2.500%, 09/15/2023	500	501
BWay Holding Company , Initial Term Loan, 1st Lien
5.588%, VAR LIBOR+3.250%, 04/03/2024	500	497
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 12/23/2024	1,500	1,494
Camping World, Cov-Lite, Term Loan B, 1st Lien
4.775%, 11/08/2023	912	901
Catalent Pharma Solutions, Term Loan B, 1st Lien
4.230%, 05/20/2024	750	749
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
4.838%, VAR LIBOR+2.750%, 11/18/2024	748	737
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/01/2024	950	946
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.344%, VAR LIBOR+2.250%, 04/18/2024	750	745
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.000%, 11/23/2020	1,877	1,842
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
4.594%, 02/28/2025	1,546	1,533
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan
4.573%, 01/25/2026	1,500	1,494
Datix Bidco Ltd
7.022%, 04/18/2025 (D)(E)	213	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Dell International LLC (EMC Corporation), Refinancing Term B Loan
4.100%, VAR LIBOR+2.000%, 09/07/2023	$750	$746
DJO Finance LLC, Initial Term Loan, 1st Lien
5.558%, VAR LIBOR+3.250%, 06/08/2020	219	218
DJO Finance LLC, Term Loan, 1st Lien
5.151%, VAR LIBOR+3.250%, 06/08/2020	216	215
Dole Food, 1st Lien
4.000%, 04/06/2024	750	746
Energy Solutions, 1st Lien
5.728%, 05/09/2025	134	134
EnergySolutions LLC (aka Envirocare of Utah, LLC), Term Advance, 1st Lien
4.953%, VAR LIBOR+4.750%, 05/29/2020	1,891	1,913
Exgen Texas Power LLC, Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 09/18/2021	598	365
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.091%, VAR LIBOR+2.000%, 04/26/2024	1,160	1,152
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.308%, VAR LIBOR+3.000%, 12/29/2023	750	746
Four Seasons, 1st Lien
4.094%, 11/30/2023	940	932
Galls LLC, Term Loan, 1st Lien
0.000%, 01/31/2025 (E)(H)	303	300
0.000%, 01/31/2024 (D)(E)(H)	18	16
Gates Global LLC, Initial B-2 Dollar Term Loan
5.084%, 04/01/2024	482	481
Getty Images, Initial Term Loan, 1st Lien
5.802%, VAR LIBOR+3.500%, 10/18/2019	2,293	2,211
GMS Inc, 1st Lien
0.000%, 05/18/2025 (H)	800	794
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 10/04/2023	724	722
Greatbatch Ltd, Term Loan
5.300%, 10/27/2022	740	741
Hardware Holdings LLC, Cov- Lite, Term Loan, 1st Lien
8.594%, VAR LIBOR+6.500%, 03/30/2020 (E)(H)	803	778

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
IHC Holding, Incremental Term Loan, 1st Lien
8.928%, 04/30/2021 (D)(E)	$230	$228
IHC Holding, Term Loan, 1st Lien
8.744%, 04/30/2021 (D)(E)	1,183	1,175
Immucor, Term B-3 Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 06/15/2021	447	451
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (D)(E)	1,000	1,309
Intrawest ULC, Term Loan, 1st Lien
4.980%, VAR LIBOR+3.250%, 07/31/2024	1,179	1,177
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.802%, VAR LIBOR+2.500%, 08/18/2022	950	944
Jazz Acquisition, Revolving Term Loan, 1st Lien
5.401%, VAR LIBOR+3.500%, 06/19/2019 (E)	228	216
Leslie’s Poolmart, Cov-Lite, Term Loan B, 1st Lien
5.250%, 08/16/2023	500	499
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.334%, VAR LIBOR+2.250%, 02/22/2024	500	498
Lineage Logistics LLC Term Loan, 2nd Lien
4.901%, 02/27/2025	400	397
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.341%, 03/24/2025	500	497
Lytx, Term Loan, 1st Lien
8.627%, 08/31/2023 (E)	635	621
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
6.094%, VAR LIBOR+4.000%, 05/04/2022	508	496
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
0.000%, 04/20/2022 (D)(E)(H)	300	293
Meredith Corporation, Term Loan, 1st Lien
5.094%, VAR LIBOR+3.000%, 01/31/2025	1,197	1,195
MGM Growth Properties, Term B Loan, 1st Lien
4.094%, VAR US LIBOR+2.000%, 04/25/2023	930	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.588%, VAR LIBOR+2.500%, 01/30/2023	$960	$952
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.807%, VAR LIBOR+3.500%, 06/13/2024	486	477
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+2.750%, 06/07/2023	950	944
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	150	141
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.430%, 11/06/2024	549	548
Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien
5.263%, VAR LIBOR+3.250%, 10/25/2020	1,011	894
NEP/NCP Holdco, Amendment No. 4 Incremental Term Loan, 2nd Lien
5.552%, VAR LIBOR+3.250%, 07/21/2022	2,431	2,418
NEP/NCP Holdco, New Term Loan, 2nd Lien
9.339%, VAR LIBOR+7.000%, 01/23/2023	412	413
Opal Acquisition, Term Loan B, 1st Lien
6.083%, VAR LIBOR+4.000%, 11/27/2020	844	806
Parexel International Corporation, Initial Term Loan, 1st Lien
4.730%, VAR LIBOR+2.750%, 09/27/2024	750	745
Party City Holdings Inc, 2018 Replacement Term Loan
0.000%, 08/19/2022	209	209
Party City Holdings Inc., 2018 Replacement Term Loan
5.280%, VAR LIBOR+2.750%, 08/19/2022	378	377
4.740%, 08/19/2022 (H)	293	293
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.609%, VAR LIBOR+3.000%, 01/26/2023	750	540
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.010%, VAR LIBOR+3.000%, 03/11/2022	1,004	828
Pisces Midco, Inc., Initial Term Loan, 1st Lien
6.089%, 04/12/2025	750	748

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Plainview Inc, Term Loan, 1st Lien
7.130%, 11/20/2020 (D)(E)	$693	$687
Post Holdings, Inc., Series A Incremental Term Loan
4.100%, VAR LIBOR+2.000%, 05/24/2024	950	944
PQ Corp, Term Loan B
4.594%, 02/08/2025	975	970
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2016-2 Refinancing Term B-1 Loan
4.844%, VAR LIBOR+2.750%, 05/02/2022	500	497
Quikrete Holdings, Inc., Initial Loan
4.844%, VAR LIBOR+2.750%, 11/15/2023	935	930
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.844%, VAR LIBOR+2.750%, 02/05/2023	1,090	1,087
Robertshaw US HOlding, Term Loan B, 1st Lien
5.500%, 02/28/2025	753	751
RPI Finance Trust, Initial Term Loan B-6
4.334%, VAR LIBOR+2.000%, 03/27/2023	500	499
Scientific Games International, Inc., Initial Term B-5 Loan
4.921%, VAR LIBOR+2.750%, 08/14/2024	840	834
Severin Acquisition, Term Loan, 1st Lien
6.810%, 07/30/2021	3	3
6.640%, 07/30/2021	987	985
Shearer’s Foods LLC, 2015 Incremental Term Loan, 1st Lien
6.552%, VAR LIBOR+4.250%, 06/30/2021	148	146
Shearer’s Foods LLC, Term Loan, 2nd Lien
9.052%, VAR LIBOR+6.750%, 06/30/2022 (E)	825	778
6.240%, VAR LIBOR+3.938%, 06/30/2021	735	724
SS&C Technologies, Cov-Lite, Term Loan B3, 1st Lien
4.594%, 04/16/2025	3,999	3,997
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
4.594%, 04/16/2025	1,432	1,431
Staples, Inc., Closing Date Term Loan
6.358%, VAR LIBOR+4.000%, 09/12/2024	771	760

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Superior Vision/Davis Vision, Term Loan B, 1st Lien
4.887%, 12/02/2024	$498	$494
Techem, Term Loan B, 1st Lien
3.000%, 10/02/2024	650	756
The Servicemaster Company LLC, Term Loan, 1st Lien
4.476%, 11/08/2023	750	748
Trans Union LLC, 2017 Replacement Term B-3 Loan
4.094%, VAR LIBOR+2.000%, 04/10/2023	1,000	997
UFC Holdings, Term Loan, 1st Lien
5.350%, 08/18/2023	750	750
Unitymedia, Term Loan B, 1st Lien
4.323%, 09/30/2025	750	744
Univar USA Inc., Term B-3 Loan, 1st Lien
4.594%, 07/01/2024	1,573	1,568
Univision Communications Inc., Term Loan, 1st Lien
4.844%, VAR LIBOR+2.750%, 03/15/2024	500	483
UPC Financing Partnership, Facility AR, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	920	909
Vantiv, Term Loan A, 1st Lien
3.955%, 01/16/2023	400	399
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/2026	935	927
Vistra Operations Company LLC, Cov-Lite, Term Loan B2, 1st Lien
4.344%, VAR LIBOR+2.750%, 12/14/2023	750	746
Wrangler Buyer, Cov-Lite, Term Loan B, 1st Lien
4.844%, 09/27/2024	1,000	997

Total Loan Participations (Cost $94,126) ($ Thousands)		93,350

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.750%, 11/15/2047	2,000	1,908
U.S. Treasury Notes
2.625%, 05/15/2021	10,000	10,001

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.250%, 03/31/2019	$41,200	$40,888

Total U.S. Treasury Obligations (Cost $52,774) ($ Thousands)		52,797

MORTGAGE-BACKED SECURITIES — 4.8%

Agency Mortgage-Backed Obligations — 0.9%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
4.027%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	643	82
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.241%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	394	423
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
6.891%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	610	714
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
7.091%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	250	293
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
5.891%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	334
FNMA
3.100%, 02/01/2028	1,000	971
2.990%, 02/01/2028	1,300	1,247
FNMA CMO, Ser 2012-115, Cl DS, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	855	143
FNMA CMO, Ser 2013-130, Cl SN, IO
4.559%, VAR LIBOR USD 1 Month+6.650%, 10/25/2042	3,016	448
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.509%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	1,080	143
FNMA CMO, Ser 2016-69, Cl BS, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,549	194
GNMA CMO, Ser 2010-35, Cl UI, IO
5.000%, 03/20/2040	1,304	297
GNMA CMO, Ser 2010-9, Cl XD, IO
4.515%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	3,507	574
GNMA CMO, Ser 2011-51, Cl DS, IO
4.566%, VAR LIBOR USD 1 Month+6.650%, 04/20/2041	535	85
GNMA CMO, Ser 2013-124, Cl CS, IO
3.966%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	364	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.516%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	$1,044	$137
GNMA CMO, Ser 2014-133, Cl NI, IO
5.000%, 09/20/2044	600	140
GNMA CMO, Ser 2014-158, Cl SA, IO
3.515%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	497	61
GNMA CMO, Ser 2015-110, Cl MS, IO
3.626%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	602	76
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	5,144	868
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,200	206
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,200	206
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	2,176	312
GNMA CMO, Ser 2015-57, Cl AS, IO
3.516%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	4,132	493
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,894	494
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,622	249

		9,244

Non-Agency Mortgage-Backed Obligations — 3.9%
Bancorp Commercial Mortgage Trust, Ser 2018-CR3, Cl A
2.923%, VAR LIBOR USD 1 Month+0.850%, 01/15/2033 (A)	1,200	1,199
BCAP Trust, Ser 2006-AA2, Cl A1
2.261%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	680	641
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	846	715
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	962	1,035
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,344	1,142
Citigroup Commercial Mortgage Trust, Ser 2016-SMPL, Cl E
4.509%, 09/10/2031 (A)	2,000	1,976
CSMC OA, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	420	379

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.341%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	$180	$204
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl GFX
3.495%, 12/15/2019 (A)(F)	3,177	3,106
GE Business Loan Trust, Ser 2007-1, Cl C
2.523%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	715	689
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
2.531%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045	539	513
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
2.381%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,332	1,280
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
5.342%, VAR LIBOR USD 1 Month+3.900%, 07/15/2031 (A)	673	676
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
4.223%, VAR LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	996
GS Mortgage Securities Trust, Ser 2018-SRP5
5.731%, 09/15/2031	1,970	1,970
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.736%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	2,192	2,080
Ladder Capital Commercial Mortgage Trust, Ser 2017-FL1, Cl D
5.673%, VAR LIBOR USD 1 Month+3.600%, 09/15/2034 (A)	1,000	1,009
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.673%, VAR LIBOR USD 1 Month+5.600%, 09/15/2028 (A)	1,280	1,289
LSTAR Securities Investment Trust, Ser 2017- 6, Cl A
3.733%, VAR ICE LIBOR USD 1 Month+1.750%, 09/01/2022 (A)	2,649	2,649
LSTAR Securities Investment, Ser 2017-8, Cl A
0.036%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	2,306	2,307
LSTAR Securities Investment, Ser 2017-9, Cl A
3.642%, VAR ICE LIBOR USD 1 Month+1.550%, 12/01/2022 (A)	2,757	2,757
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
3.633%, 06/26/2036 (A)	577	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.407%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	$757	$729
PFP III, Ser 2017-3, Cl C
4.573%, VAR LIBOR USD 1 Month+2.500%, 01/14/2035 (A)	1,000	1,003
RALI Series Trust, Ser 2006-QO2, Cl A2
2.361%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,684	736
RALI Series Trust, Ser 2006-QO3, Cl A1
2.301%, VAR ICE LIBOR USD 1 Month+0.210%, 04/25/2046	1,829	881
RALI Series Trust, Ser 2007-QO2, Cl A1
2.241%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,267	803
Resource Capital, Ser 2015-CRE3, Cl D
6.073%, VAR LIBOR USD 1 Month+4.000%, 03/15/2032 (A)	540	540
Resource Capital, Ser 2015-CRE4, Cl B
5.073%, VAR LIBOR USD 1 Month+3.000%, 08/15/2032 (A)	197	195
Resource Capital, Ser 2017-CRE5, Cl B
4.073%, VAR LIBOR USD 1 Month+2.000%, 07/15/2034 (A)	948	946
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
2.391%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	736	726
TPG Real Estate Finance Issuer, Ser 2018- FL1, Cl C
3.973%, VAR LIBOR USD 1 Month+1.900%, 04/15/2035 (A)	1,000	1,000
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
2.258%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	906	811
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.895%, 06/25/2035 (F)	318	326

		37,816

Total Mortgage-Backed Securities (Cost $46,447) ($ Thousands)		47,060

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.4%

Illinois — 0.1%
Illinois State, GO
7.350%, 07/01/2035	$225	$251
5.100%, 06/01/2033	645	611

		862

North Carolina — 0.1%
North Carolina State, Education Assistance Authority, Ser A-3, RB
3.260%, 10/25/2041	1,250	1,261

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (B)	880	356
Puerto Rico Commonwealth, Ser B, GO
6.000%, 07/01/2039 (B)	35	15
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A, RB
6.130%, 08/01/2028 (B)	15	13
6.130%, 08/01/2029 (B)	10	9
6.130%, 08/01/2030 (B)	40	34
6.130%, 08/01/2037 (B)	40	34
6.130%, 08/01/2038 (B)	75	65
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser B, RB
6.050%, 08/01/2036 (B)	150	129
6.050%, 08/01/2037 (B)	30	25
6.050%, 08/01/2039 (B)	15	13
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.000%, 08/01/2021 (B)	10	9
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
6.000%, 08/01/2031 (B)	135	116
6.000%, 08/01/2032 (B)	35	30
6.000%, 08/01/2038 (B)	120	103
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB Callable 08/01/2019 @ 100
5.750%, 08/01/2057 (B)	5	4
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB Callable 08/01/2021 @ 100
5.250%, 08/01/2040 (B)	85	73
5.000%, 08/01/2040 (B)	65	56
5.000%, 08/01/2046 (B)	25	22
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser D, RB Callable 08/01/2021 @ 100
4.850%, 08/01/2036 (B)	10	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB
6.500%, 08/01/2044 (B)	$1,020	$457
5.750%, 08/01/2037 (B)	240	107
5.500%, 08/01/2028 (B)	5	2
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037 (B)	15	7
5.375%, 08/01/2039 (B)	210	94
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043 (B)	20	9

		1,790

Total Municipal Bonds (Cost $3,932) ($ Thousands)		3,913

CONVERTIBLE BONDS — 0.1%
Akamai Technologies
0.125%, 05/01/2025 (A)	220	220
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	200	158
GCI Liberty
1.750%, 09/30/2046 (A)	490	504
Liberty Media
2.125%, 03/31/2048 (A)	270	266
Live Nation Entertainment
2.500%, 03/15/2023 (A)	80	83
RH
0.100%, 06/15/2023 (A)(C)	240	224
Twitter
0.250%, 06/15/2024 (A)	130	134

Total Convertible Bonds (Cost $1,595) ($ Thousands)		1,589

	Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
GSC Partners Fund V, Ser 2004-5I, 0.000% *(E)	100	—

Total Preferred Stock (Cost $38) ($ Thousands)		—

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.0%
Xpo 6 18 09/01/23 Borrow (J)	214	$214

Total Repurchase Agreement (Cost $214) ($ Thousands)		214

Total Investments in Securities – 93.9% (Cost $919,063) ($ Thousands)		$923,778

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options(K) (Cost $390) ($ Thousands)	5,500,593	$382

WRITTEN OPTIONS* — (0.1)%
Total Written Options(K) (Premiums Received $2,115) ($ Thousands)	(3,236,030)	$(503)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

A list of the open exchange traded option contracts for the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS – 0.0%

Put Options
August 2018 Puts S&P 500 Index E-MINI*	71	$62,253	$2,500.00	08/18/18	$43
August 2018 Puts S&P 500 Index E-MINI*	274	151,006	2,550.00	08/18/18	222
July 2018 Puts S&P 500 Index E-MINI*	77	55,964	2,500.00	07/21/18	15
July 2018 Puts S&P 500 Index E-MINI*	127	47,854	2,450.00	07/21/18	18
September 2018, US 10-Year Treasury Note*	44	27,095	119.50	08/18/18	17
USD Puts/CAD*	1,200,000	6,708	132.00	07/27/18	13

		350,880			328

Call Options
USD Calls/EUR Puts*	4,300,000	39,388	11,721.00	08/17/18	54

		39,388			54

Total Purchased Options		$390,268			$382

WRITTEN OPTIONS – 0.0%
Put Options
August 2018 Puts S&P 500 Index E-MINI*	(210)	(64,197)	2,350.00	08/18/18	(61)
August 2018 Puts S&P 500 Index E-MINI*	(135)	(33,507)	2,400.00	08/18/18	(50)
S&P 500 Index E-MINI*	(77)	(26,811)	2,350.00	07/21/18	(6)
USD Puts/KRW*	(3,235,034)	(24,392)	1,084.00	09/21/18	(20)

		(148,907)			(137)

Call Options
July 2018 Calls on SPX*	(265)	(985,005)	2,785.00	07/21/18	(183)
July 2018 Calls on SPX*	(265)	(951,880)	2,780.00	07/21/18	(166)
September 2018, US 10-Year Treasury Note*	(44)	29,030)	121.00	08/18/18	(17)

		(1,965,915)			(366)

Total Written Options		$(2,114,822)			$(503)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	335	Jun-2020	$81,238	$81,254	$16
90-Day Euro$	(188)	Dec-2018	(45,761)	(45,759)	2
90-Day Euro$	295	Dec-2019	71,563	71,563	—
Euro-Bund	(197)	Sep-2018	(37,177)	(37,388)	(493)
S&P 500 Index E-MINI	294	Sep-2018	40,839	40,007	(832)
U.S. 10-Year Treasury Note	576	Sep-2018	68,751	69,228	477
U.S. 2-Year Treasury Note	224	Sep-2018	47,484	47,449	(35)
U.S. 2-Year Treasury Note	(5)	Sep-2018	(1,061)	(1,059)	2

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 5-Year Treasury Note	(81)	Sep-2018	$(9,152)	$(9,203)	$(51)
U.S. 5-Year Treasury Note	519	Sep-2018	58,677	58,967	290
U.S. Long Treasury Bond	84	Sep-2018	11,945	12,180	235
U.S. Long Treasury Bond	(25)	Sep-2018	(3,605)	(3,625)	(20)
U.S. Ultra Long Treasury Bond	87	Sep-2018	13,462	13,881	419
Ultra 10-Year U.S. Treasury Note	(20)	Sep-2018	(2,531)	(2,564)	(33)

			$294,672	$294,931	$(23)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
State Street	08/28/18	USD	34	MXN	701	$1
Barclays PLC	07/19/18	AUD	1,290	USD	970	17
Barclays PLC	07/19/18	EUR	2,200	USD	2,638	65
Barclays PLC	07/19/18	MXN	36,710	USD	1,780	(82)
Barclays PLC	07/27/18	USD	453	CAD	602	5
Barclays PLC	07/27/18	CAD	602	USD	452	(5)
Barclays PLC	08/20/18	USD	1,379	EUR	1,160	(19)
Brown Brothers Harriman	08/08/18	ZAR	20,314	USD	1,616	141
Citigroup	07/19/18	USD	677	EUR	580	1
Citigroup	07/19/18	USD	2,000	INR	137,440	2
Citigroup	07/19/18	USD	3,369	JPY	371,080	(15)
Citigroup	07/19/18	USD	4,128	MXN	85,105	190
Citigroup	07/19/18 - 08/31/18	EUR	18,467	USD	21,880	221
Citigroup	07/19/18	EUR	332	USD	386	(2)
Citigroup	08/03/18	TWD	14,850	USD	488	(1)
JPMorgan Chase Bank	07/19/18	USD	1,722	CAD	2,230	(26)
JPMorgan Chase Bank	07/19/18	EUR	4,840	USD	5,720	61
JPMorgan Chase Bank	08/02/18	TWD	9,454	USD	310	(1)
Northern Trust	08/14/18	USD	1,243	GBP	928	(16)
Northern Trust	08/14/18	GBP	2,397	USD	3,208	37

						$574

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.29	Sell	1.00%	Quarterly	06/20/2023	(31,010)	$(1,230)	$(803)	$(427)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(14,250)	833	1,054	(221)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(3,150)	55	60	(5)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(102,625)	1,547	1,829	(282)
ITRAXX EUROPE.29	Sell	1.00%	Quarterly	06/20/2023	(2,200)	67	41	26

						$1,272	$2,181	$(909)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.50%	6-Month GBP - LIBOR	Semi-Annual	09/19/2028	GBP	730	$8	$8	$—
0.75%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2025	EUR	4,380	(32)	(16)	(17)
1.25%	6-Month GBP - LIBOR	Semi-Annual	09/19/2025	GBP	510	10	8	2
1.50%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2048	EUR	140	—	2	(2)
1.50%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2038	EUR	500	(5)	—	(5)
1.00%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2028	EUR	2,330	220	8	212
3-Month ZAR - JIBA	7.50%	Quarterly	09/19/2020	ZAR	13,450	2	1	1
0.00%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2020	EUR	990	(1)	(1)	—
28-Day MXN - TIIE	7.60%	Monthly	06/17/2020	MXN	20,000	10	(1)	11
0.50%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2023	EUR	3,850	(35)	(12)	(23)
2.55%	6-Month PLN - PLN WIBO6M	Semi-Annual	03/21/2023	PLN	14,130	(24)	8	(32)
0.00%	6-Month EUR - EURIBOR	Semi-Annual	09/19/2021	EUR	2,900	(3)	12	(15)

						$150	$17	$132

Percentages are based on Net Assets of $983,376 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $305,816 ($ Thousands), representing 31.10% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2018 was $8,860 ($ Thousands) and represented 0.9% of the Net Assets of the Fund.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Interest rate unavailable.
(H)	Unsettled bank loan. Interest rate not available.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(J)	Tri-Party Repurchase Agreement.
(K)	Refer to table below for details on Options Contracts.

ABS — Asset Backed Security

ARS — Argentine Peso

CAD — Canadian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

DN — Discount Note

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JIBA — Johannesburg Interbank Average Rate

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

TIIE — Interbank Equilibrium Interest Rate

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

ZAR — South African Rand

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

The following is a list of the level of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$320,649	$3,110	$323,759
Asset-Backed Securities	—	149,234	1,999	151,233
Sovereign Debt	—	142,528	—	139,946
Common Stock	106,377	47	911	107,335
Loan Participations	—	85,892	7,458	93,350
U.S. Treasury Obligations	—	52,797	—	52,797
Mortgage-Backed Securities	—	47,060	—	47,060
Municipal Bonds	—	3,913	—	3,913
Convertible Bonds	—	1,589	—	1,589
Preferred Stock	—	—	—	—
Repurchase Agreement	—	214	—	214

Total Investments in Securities	$106,377	$803,923	$13,478	$923,778

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$382	$—	$—	$382
Written Options	(503)	—	—	(503)
Futures Contracts *
Unrealized Appreciation	1,441	—	—	1,441
Unrealized Depreciation	(1,464)	—	—	(1,464)
Forwards Contracts *
Unrealized Appreciation	—	741	—	741
Unrealized Depreciation	—	(167)	—	(167)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	26	—	26
Unrealized Depreciation	—	(935)	—	(935)
Interest Rate Swaps *
Unrealized Appreciation	—	226	—	226
Unrealized Depreciation	—	(94)	—	(94)

Total Other Financial Instruments	$(144)	$(203)	$—	$(347)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Income Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Mortgage Backed Securities
Balance as of September 30, 2017	$10,594	$3,902	$21,692	$79	$15	$11,018
Accrued discounts/premiums	(7)	—	(81)	—	1	(8)
Realized gain/(loss)	14	(836)	(2,755)	(471)	(131)	(7,530)
Change in unrealized appreciation/ (depreciation)	(122)	(4)	(141)	449	115	(81)
Purchases	—	—	2,234	854	—	—
Sales	(7,369)	(1,063)	(13,125)	—	—	(2,299)
Net transfer into Level 3	—	—	—	—	—	—
Net transfer out of Level 3	—	—	(366)	—	—	(1,100)

Ending Balance as of June 30, 2018	$3,110	$1,999	$7,458	$911	$—	$—

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$(78)	$(1)	$(249)	$(12)	$—	$—

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were transfers into/out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

As of June 30, 2018 Multi-Asset Income Fund is the seller (“providing protection”) on a total notional amount of $ 0.0 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	(940,353)	-	(940,353)
Maximum potential amount of future payments	-	-	10,303,000	-	10,303,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	108,343,623	-	-	108,343,623
101-200	-	-	30,010,000	-	-	30,010,000
201-300	-	-	-	-	-	-
301-400	-	-	14,250,000	-	-	14,250,000
> than 400	-	-	-	-	-	-
Total	-	-	153,603,623	-	-	153,603,623

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 68.3%
U.S. Treasury Bills **
2.203%, 05/23/2019 (A)	$27,400	$26,850
2.176%, 02/28/2019 (A)	75,000	73,931
2.047%, 11/29/2018 (A)	27,400	27,168
1.885%, 08/30/2018 (A)	16,321	16,271
1.793%, 07/19/2018 (A)	11,110	11,101
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2019	9,241	9,390
1.250%, 07/15/2020	59,579	60,548
0.625%, 07/15/2021	105,715	106,109
0.625%, 04/15/2023	19,054	19,019
0.375%, 07/15/2023	8,220	8,145
0.375%, 07/15/2025	12,026	11,812
0.125%, 04/15/2019	2,708	2,692
0.125%, 04/15/2020	98,742	97,690
0.125%, 04/15/2021	34,817	34,275
0.125%, 01/15/2022	16,112	15,836
0.125%, 04/15/2022	26,841	26,289
0.125%, 07/15/2022	29,339	28,851
0.125%, 01/15/2023	30,181	29,504
0.125%, 07/15/2024	20,919	20,334
0.125%, 07/15/2026	2,367	2,268

Total U.S. Treasury Obligations (Cost $634,948) ($ Thousands)		628,083

	Shares

COMMON STOCK — 28.2%

Consumer Staples — 7.2%
Altria Group Inc	67,914	3,857
Andersons Inc/The	1,500	51
Archer-Daniels-Midland Co	21,979	1,007
B&G Foods Inc, Cl A	2,329	70
Boston Beer Co Inc/The, Cl A *	150	45
Brown-Forman, Cl A	1,828	89
Brown-Forman Corp, Cl B	9,369	459
Bunge Ltd	5,336	372
Calavo Growers Inc	954	92
Cal-Maine Foods Inc *	650	30
Campbell Soup Co	6,796	276
Casey’s General Stores Inc	1,797	189
Central Garden & Pet Co, Cl A *	778	31
Church & Dwight Co Inc	8,868	471
Clorox Co	4,781	647
Coca-Cola Bottling Co Consolidated	180	24
Coca-Cola Co	139,264	6,108
Colgate-Palmolive Co	31,448	2,038
Conagra Brands Inc	14,654	524
Constellation Brands Inc, Cl A	5,773	1,264
Costco Wholesale Corp	16,869	3,525
Coty Inc, Cl A	16,565	234
CVS Health Corp	15,422	992

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Darling Ingredients Inc *	5,836	$116
Dean Foods Co	4,072	43
Dr Pepper Snapple Group Inc	6,785	828
Edgewell Personal Care Co *	1,834	93
elf Beauty *	2,859	44
Energizer Holdings Inc	2,713	171
Estee Lauder Cos Inc/The, Cl A	8,317	1,187
Flowers Foods Inc	7,707	161
Fresh Del Monte Produce Inc	1,189	53
General Mills Inc	22,514	996
Hain Celestial Group Inc/The *	5,034	150
Herbalife Nutrition Ltd *	4,808	258
Hershey Co	5,294	493
Hormel Foods Corp	9,618	358
Hostess Brands Inc, Cl A *	3,370	46
HRG Group Inc *	5,686	74
Ingles Markets Inc, Cl A	1,453	46
Ingredion Inc	2,782	308
Inter Parfums Inc	1,500	80
J&J Snack Foods Corp	727	111
JM Smucker Co	4,314	464
John B Sanfilippo & Son	1,000	74
Kellogg Co	9,203	643
Kimberly-Clark Corp	13,478	1,420
Kraft Heinz Co/The	22,318	1,402
Kroger Co	32,831	934
Lamb Weston Holdings Inc	6,105	418
Lancaster Colony Corp	1,250	173
McCormick & Co Inc	4,773	554
Medifast Inc	700	112
MGP Ingredients Inc	800	71
Molson Coors Brewing Co, Cl B	6,315	430
Mondelez International Inc, Cl A	53,525	2,195
Monster Beverage Corp *	15,331	878
National Beverage Corp, Cl A *	433	46
Nu Skin Enterprises Inc, Cl A	1,702	133
PepsiCo Inc	51,896	5,650
Performance Food Group Co *	4,195	154
Philip Morris International Inc	56,463	4,559
Pilgrim’s Pride Corp *	3,578	72
Pinnacle Foods Inc	4,824	314
Post Holdings Inc *	2,172	187
PriceSmart Inc	1,650	149
Procter & Gamble Co	92,429	7,215
Revlon Inc, Cl A *	2,203	39
Rite Aid Corp *	59,519	103
Sanderson Farms Inc	601	63
Seaboard Corp	19	75
SpartanNash Co	1,822	46
Spectrum Brands Holdings Inc	850	69
Sprouts Farmers Market Inc *	5,028	111
SUPERVALU Inc *	2,953	61

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysco Corp, Cl A	17,729	$1,211
TreeHouse Foods Inc *	2,857	150
Tyson Foods, Cl A	10,821	745
United Natural Foods Inc *	1,784	76
Universal Corp/VA	822	54
US Foods Holding Corp *	7,856	297
USANA Health Sciences Inc *	900	104
Vector Group	4,835	92
Walgreens Boots Alliance Inc	34,263	2,056
Walmart Inc	54,453	4,664
WD-40 Co	927	136
Weis Markets Inc	400	21

		66,431

Energy — 7.1%
Anadarko Petroleum Corp, Cl A	20,467	1,499
Andeavor	5,601	735
Antero Resources Corp *	9,547	204
Apache Corp	15,467	723
Apergy Corp *	2,400	100
Arch Coal Inc	600	47
Archrock Inc	6,100	73
Baker Hughes a GE Co	16,240	536
Bonanza Creek Energy Inc *	424	16
C&J Energy Services Inc *	1,586	37
Cabot Oil & Gas Corp	17,025	405
California Resources Corp *	2,600	118
Callon Petroleum Co *	8,628	93
Carrizo Oil & Gas Inc *	2,700	75
Centennial Resource Development Inc/DE,
Cl A *	7,800	141
Cheniere Energy Inc *	7,880	514
Chesapeake Energy Corp *	35,722	187
Chevron Corp	73,294	9,267
Cimarex Energy Co	3,783	385
CNX Resources Corp *	9,162	163
Concho Resources Inc *	5,854	810
ConocoPhillips	45,576	3,173
CONSOL Energy Inc *	1,235	47
Continental Resources Inc/OK, Cl A *	3,404	220
Covia Holdings Corp *	2,360	44
Delek US Holdings Inc	3,858	194
Denbury Resources *	22,400	108
Devon Energy Corp	20,533	903
Diamond Offshore Drilling *	4,700	98
Diamondback Energy Inc, Cl A	3,955	520
Dril-Quip Inc *	1,388	71
Energen Corp *	3,538	258
Ensco PLC, Cl A	6,421	47
EOG Resources Inc	22,487	2,798
EQT Corp	9,998	552
Extraction Oil & Gas Inc *	5,157	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exxon Mobil Corp	162,048	$13,406
Forum Energy Technologies Inc *	3,887	48
GasLog Ltd	2,800	53
Golar LNG Ltd	4,677	138
Green Plains	3,800	70
Gulfport Energy Corp *	7,258	91
Halcon Resources Corp *	6,100	27
Halliburton Co	33,927	1,529
Helmerich & Payne Inc	4,638	296
Hess	10,853	726
HollyFrontier Corp	6,931	474
Jagged Peak Energy Inc *	5,500	72
Keane Group Inc *	3,200	44
Kinder Morgan Inc/DE	74,546	1,317
Kosmos Energy Ltd *	12,600	104
Laredo Petroleum Inc *	6,591	63
Marathon Oil Corp	35,774	746
Marathon Petroleum Corp	18,060	1,267
Matador Resources Co *	4,064	122
McDermott International Inc *	7,083	139
Murphy Oil Corp	6,558	221
Nabors Industries Ltd	12,251	78
National Oilwell Varco Inc, Cl A	15,623	678
Newfield Exploration Co *	8,389	254
Newpark Resources Inc, Cl A *	5,566	60
Noble Corp PLC *	11,500	73
Noble Energy	20,140	711
Oasis Petroleum Inc *	10,300	134
Occidental Petroleum Corp	29,872	2,500
Oceaneering International Inc, Cl A	4,168	106
Oil States International Inc *	2,170	70
ONEOK Inc	15,320	1,070
Parsley Energy Inc, Cl A *	9,691	293
Patterson-UTI Energy Inc	10,159	183
PBF Energy Inc, Cl A	4,629	194
PDC Energy Inc, Cl A *	2,450	148
Peabody Energy Corp	2,025	92
Phillips 66	16,267	1,827
Pioneer Natural Resources Co	6,671	1,262
ProPetro Holding Corp *	4,200	66
QEP Resources Inc *	11,794	145
Range Resources Corp	9,059	152
Resolute Energy Corp *	1,713	53
Ring Energy Inc *	3,490	44
Rowan Cos Plc, Cl A *	5,104	83
RPC Inc	4,128	60
RSP Permian Inc *	5,451	240
Schlumberger Ltd, Cl A	53,116	3,560
Scorpio Tankers Inc	18,887	53
SEACOR Holdings Inc, Cl A *	1,000	57
SemGroup Corp, Cl A	2,990	76
Ship Finance International Ltd	5,300	79

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SM Energy Co	4,163	$107
Southwestern Energy Co *	19,622	104
SRC Energy Inc *	9,664	106
Superior Energy Services Inc *	7,681	75
Targa Resources Corp	9,343	462
Transocean Ltd *	17,600	237
Unit Corp *	3,271	84
US Silica Holdings Inc	3,378	87
Valero Energy Corp	16,915	1,875
Weatherford International *	43,950	145
Whiting Petroleum Corp *	3,552	187
WildHorse Resource Development Corp *	1,593	40
Williams Cos Inc	34,492	935
World Fuel Services Corp	2,874	59
WPX Energy Inc *	17,710	319

		65,413

Health Care — 5.6%
Abbott Laboratories	23,029	1,405
AbbVie Inc	21,995	2,038
ABIOMED Inc *	624	255
Acadia Healthcare Co Inc, Cl A *	1,066	44
ACADIA Pharmaceuticals Inc *	2,800	43
Aerie Pharmaceuticals Inc *	1,013	68
Aetna Inc, Cl A	4,877	895
Agilent Technologies Inc	5,336	330
Agios Pharmaceuticals Inc *	700	59
Alexion Pharmaceuticals Inc *	3,103	385
Align Technology Inc *	1,001	342
Alkermes PLC *	2,411	99
Allergan PLC	4,669	778
Allscripts Healthcare Solutions Inc *	2,178	26
Alnylam Pharmaceuticals Inc *	1,101	108
Amedisys Inc *	800	68
AmerisourceBergen Corp, Cl A	2,533	216
Amgen Inc, Cl A	9,450	1,744
Amicus Therapeutics Inc *	2,893	45
AMN Healthcare Services Inc *	1,300	76
Anthem Inc	3,478	828
Array BioPharma Inc *	2,163	36
Arrowhead Pharmaceuticals Inc *	4,017	55
athenahealth Inc *	393	63
Baxter International Inc	7,357	543
Becton Dickinson and Co	3,481	834
Biogen Inc *	3,024	878
BioMarin Pharmaceutical Inc *	2,743	258
Bio-Rad Laboratories Inc, Cl A *	482	139
Bio-Techne Corp	450	67
Bluebird Bio Inc *	597	94
Blueprint Medicines Corp *	540	34
Boston Scientific Corp *	18,950	620
Bristol-Myers Squibb Co	22,201	1,229

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brookdale Senior Living, Cl A *	3,877	$35
Bruker Corp	1,100	32
Cambrex Corp *	1,000	52
Cantel Medical Corp	300	29
Cardinal Health Inc	4,975	243
Catalent Inc *	2,556	107
Celgene Corp, Cl A *	10,207	811
Centene Corp *	2,743	338
Cerner Corp *	4,014	240
Charles River Laboratories International Inc *	753	85
Chemed Corp	280	90
Cigna Corp	3,349	569
Cooper Cos Inc/The, Cl A	772	182
Danaher Corp, Cl A	8,983	886
DaVita Inc *	2,058	143
DENTSPLY SIRONA Inc	3,604	158
DexCom Inc *	1,400	133
Diplomat Pharmacy Inc *	1,800	46
Edwards Lifesciences Corp, Cl A *	2,857	416
Eli Lilly & Co	13,203	1,127
Emergent BioSolutions Inc *	1,000	50
Encompass Health Corp	2,678	181
Ensign Group Inc/The	1,319	47
Envision Healthcare Corp *	1,878	83
Exact Sciences Corp *	1,239	74
Exelixis Inc *	3,701	80
Express Scripts Holding Co *	7,821	604
FibroGen Inc *	1,186	74
Gilead Sciences	18,001	1,275
Global Blood Therapeutics Inc *	500	23
Globus Medical Inc, Cl A *	700	35
Haemonetics Corp *	628	56
Halozyme Therapeutics Inc *	3,568	60
Halyard Health *	1,437	82
HCA Healthcare Inc	4,051	416
HealthEquity Inc *	500	38
Henry Schein Inc *	2,903	211
Heron Therapeutics Inc *	1,314	51
Hill-Rom Holdings Inc	1,251	109
HMS Holdings Corp *	3,000	65
Hologic Inc *	4,815	191
Horizon Pharma PLC *	1,828	30
Humana Inc	1,882	560
ICU Medical Inc *	324	95
IDEXX Laboratories Inc *	1,348	294
Illumina Inc *	2,122	593
Immunomedics Inc *	2,254	53
Incyte Corp *	2,643	177
Insmed Inc *	2,073	49
Insulet Corp *	578	50
Integra LifeSciences Holdings Corp *	728	47

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	1,537	$735
Ionis Pharmaceuticals Inc *	1,876	78
IQVIA Holdings Inc *	2,282	228
Ironwood Pharmaceuticals Inc, Cl A *	1,628	31
Jazz Pharmaceuticals PLC *	629	108
Johnson & Johnson	35,346	4,289
Laboratory Corp of America Holdings *	1,812	325
Ligand Pharmaceuticals Inc *	278	58
LivaNova PLC *	1,157	115
Loxo Oncology Inc *	375	65
Madrigal Pharmaceuticals Inc *	185	52
Magellan Health Inc *	600	58
Mallinckrodt *	1,950	36
Masimo Corp *	792	77
McKesson Corp	3,053	407
Medicines Co/The *	850	31
Medidata Solutions Inc *	529	43
MEDNAX Inc *	1,127	49
Medtronic PLC	18,005	1,541
Merck & Co Inc	36,451	2,213
Mettler-Toledo International Inc *	440	255
Molina Healthcare Inc *	738	72
Mylan NV *	6,987	253
National HealthCare Corp	1,600	113
Nektar Therapeutics, Cl A *	2,184	107
Neogen Corp, Cl B *	469	38
Neurocrine Biosciences Inc *	1,128	111
NuVasive Inc *	1,100	57
Omnicell Inc *	650	34
Patterson Cos Inc	2,077	47
Penumbra Inc *	250	35
PerkinElmer Inc	952	70
Perrigo Co PLC	2,330	170
Pfizer Inc	78,404	2,844
Portola Pharmaceuticals Inc, Cl A *	1,237	47
PRA Health Sciences Inc *	798	74
Premier Inc, Cl A *	828	30
Puma Biotechnology Inc *	520	31
QIAGEN NV *	5,804	210
Quest Diagnostics Inc	2,433	267
Regeneron Pharmaceuticals Inc *	1,150	397
Repligen Corp *	1,388	65
ResMed Inc	2,533	262
Sage Therapeutics Inc *	797	125
Sarepta Therapeutics Inc *	909	120
Seattle Genetics Inc *	1,752	116
Spark Therapeutics Inc *	600	50
STERIS PLC	1,398	147
Stryker Corp	4,802	811
Supernus Pharmaceuticals Inc *	1,500	90
Syneos Health Inc, Cl A *	1,073	50
Teladoc Inc *	1,800	104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	800	$215
TESARO Inc *	600	27
Theravance Biopharma Inc *	1,382	31
Thermo Fisher Scientific Inc	5,546	1,149
Ultragenyx Pharmaceutical Inc *	476	37
United Therapeutics Corp *	722	82
UnitedHealth Group Inc	13,112	3,217
Universal Health Services Inc, Cl B	1,398	156
US Physical Therapy Inc	600	58
Varian Medical Systems Inc *	1,602	182
Veeva Systems Inc, Cl A *	1,821	140
Vertex Pharmaceuticals Inc *	3,524	599
Waters Corp *	1,101	213
WellCare Health Plans Inc *	522	129
West Pharmaceutical Services Inc	1,251	124
Wright Medical Group NV *	1,477	38
Zimmer Biomet Holdings	2,903	324
Zoetis Inc, Cl A	6,994	596

		51,235

Information Technology — 2.7%
2U Inc *	1,100	92
Accenture PLC, Cl A	3,860	631
Activision Blizzard Inc	4,673	357
Adobe Systems Inc *	3,144	766
Akamai Technologies Inc *	1,337	98
Alliance Data Systems Corp	320	75
Alphabet Inc, Cl A *	1,797	2,029
Alphabet Inc, Cl C *	1,833	2,045
Amdocs Ltd	2,653	176
ANSYS Inc *	601	105
Aspen Technology Inc *	376	35
Atlassian Corp PLC, Cl A *	1,300	81
Autodesk Inc, Cl A *	1,502	197
Automatic Data Processing Inc	2,760	370
Black Knight Inc *	1,900	102
Blackbaud Inc, Cl A	360	37
Booz Allen Hamilton Holding Corp, Cl A	700	31
Broadridge Financial Solutions Inc	700	81
CA Inc	2,878	103
Cadence Design Systems Inc *	1,982	86
Cass Information Systems Inc	1,700	117
CDK Global Inc	965	63
Citrix Systems Inc *	800	84
Cognizant Technology Solutions Corp, Cl A	4,145	327
Conduent Inc *	2,908	53
CoreLogic Inc/United States *	678	35
Dell Technologies Inc, Cl V *	839	71
DXC Technology Co	1,902	153
eBay Inc *	5,809	211
Electronic Arts Inc *	1,983	280
Ellie Mae Inc *	200	21

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EPAM Systems Inc *	250	$31
Euronet Worldwide Inc *	327	27
Facebook Inc, Cl A *	14,668	2,850
Fair Isaac Corp *	200	39
Fidelity National Information Services Inc, Cl B	1,953	207
First Data Corp, Cl A *	2,150	45
Fiserv Inc, Cl A *	2,504	185
FleetCor Technologies Inc *	552	116
Fortinet Inc *	850	53
Gartner Inc *	400	53
Genpact Ltd	1,050	30
Global Payments Inc	1,000	111
GoDaddy Inc, Cl A *	495	35
GrubHub Inc *	768	81
Guidewire Software Inc, Cl Z *	400	35
IAC/InterActiveCorp *	300	46
International Business Machines Corp	5,187	725
Intuit Inc	1,503	307
Jack Henry & Associates Inc	451	59
Leidos Holdings Inc	1,100	65
LogMeIn Inc	327	34
Mastercard Inc, Cl A	5,733	1,127
MAXIMUS Inc	427	26
Microsoft Corp	45,587	4,495
Nuance Communications *	3,100	43
Nutanix Inc, Cl A *	1,000	52
Oracle Corp, Cl B	16,851	742
Paychex Inc	1,875	128
PayPal Holdings Inc *	7,486	623
Perspecta Inc	951	20
Proofpoint Inc *	250	29
PTC Inc *	500	47
Red Hat Inc *	1,252	168
Sabre	2,300	57
salesforce.com Inc *	4,378	597
ServiceNow Inc *	1,013	175
Splunk Inc *	805	80
Square Inc, Cl A *	1,277	79
SS&C Technologies Holdings Inc	1,260	65
Symantec Corp, Cl A	5,206	107
Synopsys Inc *	943	81
Tableau Software Inc, Cl A *	800	78
Take-Two Interactive Software Inc, Cl A *	400	47
Teradata Corp *	828	33
Total System Services Inc	861	73
Twitter Inc *	4,392	192
Tyler Technologies Inc *	229	51
Ultimate Software Group Inc/The *	150	39
VeriSign Inc *	491	67
Visa Inc, Cl A	11,008	1,458
VMware, Cl A *	420	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union Co	4,200	$85
WEX Inc *	200	38
Workday Inc, Cl A *	1,151	139
Worldpay Inc, Cl A *	1,357	111
Zillow Group Inc, Cl C *	700	41

		25,301

Real Estate — 2.8%
Acadia Realty Trust ‡	2,627	72
Agree Realty Corp ‡	579	31
Alexander & Baldwin Inc ‡	2,438	57
Alexandria Real Estate Equities Inc ‡	2,714	342
American Assets Trust Inc ‡	1,635	63
American Campus Communities Inc ‡	2,970	127
American Homes 4 Rent, Cl A ‡	8,294	184
American Tower Corp, Cl A ‡	10,235	1,476
Apartment Investment & Management Co, Cl A ‡	3,554	150
Apple Hospitality Inc ‡	4,014	72
Ashford Hospitality Trust Inc ‡	8,487	69
AvalonBay Communities Inc ‡	3,053	525
Boston Properties Inc ‡	3,311	415
Brandywine Realty Trust ‡	5,521	93
Brixmor Property Group Inc ‡	9,567	167
Camden Property Trust ‡	2,003	183
CBL & Associates Properties Inc ‡	12,138	68
CBRE Group Inc, Cl A *	7,878	376
Chatham Lodging Trust ‡	3,100	66
Chesapeake Lodging Trust ‡	3,550	112
Colony Capital Inc ‡	14,866	93
Columbia Property Trust Inc ‡	4,550	103
CoreCivic Inc ‡	3,867	92
CoreSite Realty Corp ‡	886	98
Corporate Office Properties Trust ‡	2,828	82
Cousins Properties Inc, Cl A ‡	10,662	103
Crown Castle International Corp ‡	9,296	1,002
CubeSmart ‡	4,581	148
CyrusOne Inc ‡	2,136	125
DCT Industrial Trust Inc ‡	2,411	161
DDR Corp ‡	4,485	80
DiamondRock Hospitality Co ‡	6,442	79
Digital Realty Trust Inc, Cl A ‡	4,602	513
Douglas Emmett Inc ‡	3,269	131
Duke Realty Corp ‡	8,859	257
Easterly Government Properties Inc ‡	3,375	67
EastGroup Properties Inc ‡	976	93
Education Realty Trust Inc ‡	2,600	108
Empire State Realty Trust Inc, Cl A ‡	4,528	77
EPR Properties, Cl A ‡	1,453	94
Equinix Inc ‡	1,831	787
Equity Commonwealth *‡	3,150	99
Equity LifeStyle Properties Inc ‡	1,850	170

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Residential ‡	7,868	$501
Essex Property Trust Inc ‡	1,551	371
Extra Space Storage Inc ‡	2,981	298
Federal Realty Investment Trust ‡	1,719	218
First Industrial Realty Trust Inc ‡	3,230	108
Forest City Realty Trust Inc, Cl A ‡	5,642	129
Four Corners Property Trust Inc ‡	1,178	29
Front Yard Residential Corp ‡	5,208	54
Gaming and Leisure Properties Inc ‡	5,256	188
GEO Group Inc/The ‡	3,947	109
Getty Realty Corp ‡	2,400	68
GGP Inc ‡	13,768	281
Gladstone Commercial ‡	3,038	58
Global Net Lease Inc ‡	1,542	31
Gramercy Property Trust ‡	4,375	120
HCP Inc ‡	11,308	292
Healthcare Realty Trust Inc ‡	3,504	102
Healthcare Trust of America Inc, Cl A ‡	6,841	184
HFF Inc, Cl A	900	31
Highwoods Properties Inc ‡	2,551	129
Hospitality Properties Trust ‡	5,352	153
Host Hotels & Resorts ‡	17,088	360
Howard Hughes Corp/The *	709	94
Hudson Pacific Properties Inc ‡	3,282	116
Investors Real Estate Trust ‡	12,440	69
Invitation Homes Inc ‡	6,983	161
Iron Mountain Inc ‡	6,257	219
JBG SMITH Properties ‡	1,800	66
Jones Lang LaSalle Inc	989	164
Kennedy-Wilson Holdings Inc	2,345	50
Kilroy Realty Corp ‡	2,328	176
Kimco Realty Corp ‡	11,927	203
Kite Realty Group Trust ‡	1,828	31
Lamar Advertising Co, Cl A ‡	1,784	122
LaSalle Hotel Properties ‡	2,577	88
Lexington Realty Trust ‡	9,300	81
Liberty Property Trust ‡	3,987	177
Life Storage Inc ‡	1,300	126
LTC Properties Inc ‡	1,379	59
Macerich Co/The ‡	3,312	188
Mack-Cali Realty Corp ‡	2,924	59
Medical Properties Trust Inc ‡	14,158	199
Mid-America Apartment Communities Inc ‡	2,819	284
Monmouth Real Estate Investment Corp, Cl A ‡	2,573	43
National Health Investors Inc ‡	1,041	77
National Retail Properties Inc ‡	3,500	154
National Storage Affiliates Trust ‡	1,128	35
New Senior Investment Group Inc ‡	4,478	34
NorthStar Realty Europe Corp ‡	2,008	29
Omega Healthcare Investors Inc ‡	6,674	207
Outfront Media Inc ‡	3,922	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paramount Group Inc ‡	6,407	$99
Park Hotels & Resorts Inc ‡	3,593	110
Pebblebrook Hotel Trust ‡	2,728	106
Pennsylvania Real Estate Investment Trust ‡	5,061	56
Physicians Realty Trust ‡	5,878	94
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	75
PotlatchDeltic Corp ‡	1,652	84
Preferred Apartment Communities Inc, Cl A ‡	3,424	58
Prologis Inc ‡	11,911	782
PS Business Parks Inc ‡	502	65
Public Storage ‡	3,125	709
QTS Realty Trust Inc, Cl A ‡	1,702	67
Quality Care Properties Inc *‡	1,794	39
Rayonier Inc ‡	3,708	143
RE/MAX Holdings Inc, Cl A	500	26
Realogy Holdings Corp	3,701	84
Realty Income Corp ‡	6,499	350
Redfin Corp *	2,531	58
Regency Centers Corp ‡	3,562	221
Retail Opportunity Investments Corp ‡	5,100	98
Retail Properties of America Inc, Cl A ‡	7,190	92
Rexford Industrial Realty Inc ‡	1,328	42
RLJ Lodging Trust ‡	4,599	101
Ryman Hospitality Properties Inc ‡	972	81
Sabra Health Care Inc ‡	4,681	102
Saul Centers Inc ‡	1,734	93
SBA Communications Corp, Cl A *‡	2,953	488
Select Income ‡	2,726	61
Senior Housing Properties Trust ‡	6,044	109
Simon Property Group Inc ‡	6,933	1,180
SL Green Realty Corp ‡	1,970	198
Spirit MTA *‡	1,260	13
Spirit Realty Capital Inc ‡	12,607	101
STAG Industrial Inc ‡	1,478	40
STORE Capital Corp ‡	4,055	111
Summit Hotel Properties Inc ‡	5,100	73
Sun Communities Inc ‡	1,752	171
Sunstone Hotel Investors Inc ‡	5,706	95
Tanger Factory Outlet Centers Inc ‡	2,478	58
Taubman Centers Inc ‡	1,635	96
Terreno Realty Corp ‡	978	37
Tier Inc ‡	1,628	39
UDR Inc ‡	6,057	227
UMH Properties Inc ‡	5,063	78
Uniti Group Inc ‡	4,262	85
Urban Edge Properties ‡	2,748	63
Ventas Inc ‡	8,183	466
VEREIT Inc ‡	21,820	162
VICI Properties Inc ‡	7,900	163
Vornado Realty Trust ‡	3,878	287
Washington Real Estate Investment Trust ‡	2,478	75
Weingarten Realty Investors ‡	2,977	92

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower ‡	8,021	$503
Weyerhaeuser Co ‡	17,937	654
WP Carey Inc ‡	3,279	218
Xenia Hotels & Resorts Inc ‡	4,200	102

		26,291

Telecommunication Services — 1.4%
AT&T	178,631	5,736
Boingo Wireless Inc *	2,200	50
CenturyLink Inc	23,815	444
Cogent Communications Holdings Inc	700	37
Consolidated Communications Holdings Inc	3,466	43
Iridium Communications Inc *	3,400	55
Shenandoah Telecommunications Co	900	29
Sprint Corp *	16,308	89
Telephone & Data Systems Inc	3,122	86
T-Mobile US Inc *	7,927	474
United States Cellular Corp *	678	25
Verizon Communications	104,144	5,239
Vonage Holdings Corp *	8,100	104
Zayo Group Holdings Inc *	3,761	137

		12,548

Utilities — 1.4%
AES Corp	10,942	147
ALLETE Inc	1,250	97
Alliant Energy Corp	3,928	166
Ameren Corp	3,454	210
American Electric Power Co Inc	7,479	518
American States Water Co	1,200	69
American Water Works Co Inc	2,491	213
Aqua America Inc	3,003	106
Atlantic Power Corp *	19,400	43
Atmos Energy Corp	1,337	121
Avista Corp	700	37
Black Hills Corp, Cl A	1,200	73
California Water Service Group, Cl A	1,200	47
CenterPoint Energy Inc	7,308	203
CMS Energy Corp	4,004	189
Connecticut Water Service Inc	900	59
Consolidated Edison Inc	4,456	347
Dominion Energy Inc	10,037	684
DTE Energy Co	2,533	263
Duke Energy Corp	9,743	770
Edison International	4,680	296
El Paso Electric Co, Cl A	600	35
Entergy Corp	2,693	218
Evergy Inc	4,401	247
Eversource Energy	4,505	264
Exelon Corp	14,562	620
FirstEnergy Corp	8,522	306
Hawaiian Electric Industries Inc	2,728	94

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
IDACORP Inc, Cl A		1,100	$101
MDU Resources Group Inc		3,645	105
National Fuel Gas Co		1,437	76
New Jersey Resources Corp		1,772	79
NextEra Energy Inc		6,868	1,147
NiSource Inc		4,846	127
Northwest Natural Gas		1,300	83
NorthWestern Corp		1,401	80
NRG Energy Inc		3,805	117
NRG Yield Inc, Cl C		3,419	59
OGE Energy Corp		3,290	116
ONE Gas Inc		1,094	82
Ormat Technologies Inc		500	27
Otter Tail Corp		650	31
Pattern Energy Group Inc, Cl A		4,252	80
PG&E Corp		8,061	343
Pinnacle West Capital Corp		1,550	125
PNM Resources Inc		2,152	84
Portland General Electric Co		1,876	80
PPL Corp		11,280	322
Public Service Enterprise Group Inc		8,137	441
SCANA Corp		1,700	65
Sempra Energy		3,784	439
South Jersey Industries Inc, Cl A		927	31
Southern Co		15,424	714
Southwest Gas Holdings Inc		976	74
Spire Inc		1,194	84
UGI Corp		2,447	127
Unitil Corp		1,400	71
Vectren Corp		1,513	108
Vistra Energy Corp *		7,278	172
WEC Energy Group Inc		4,715	305
WGL Holdings Inc		976	87
Xcel Energy Inc		7,198	329

			12,753

Total Common Stock
(Cost $237,140) ($ Thousands)			259,972

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.9%

Consumer Discretionary — 0.7%
Adient Global Holdings
4.875%, 08/15/2026 (B)		$238	214
Altice France
5.375%, 05/15/2022 (B)	EUR	235	282
CBS
3.500%, 01/15/2025		$835	798
CCO Holdings
5.000%, 02/01/2028 (B)		282	258
4.000%, 03/01/2023 (B)		603	567

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cox Communications
2.950%, 06/30/2023 (B)	$240	$227
CSC Holdings
6.750%, 11/15/2021	160	168
Expedia Group Inc
3.800%, 02/15/2028	805	737
Ford Motor Credit
5.875%, 08/02/2021	695	737
General Motors
3.500%, 10/02/2018	465	466
International Game Technology
6.250%, 02/15/2022 (B)	560	574
KB Home
4.750%, 05/15/2019	382	383
Sirius XM Radio
5.000%, 08/01/2027 (B)	360	337
Time Warner Cable
4.500%, 09/15/2042	330	271
Virgin Media Finance
5.250%, 02/15/2022	200	191
Warner Media
4.875%, 03/15/2020	487	500

		6,710

Consumer Staples — 0.3%
BRF
3.950%, 05/22/2023	254	222
Bunge Finance
8.500%, 06/15/2019	9	9
Minerva Luxembourg
6.500%, 09/20/2026 (B)	286	262
5.875%, 01/19/2028	200	175
Natura Cosmeticos
5.375%, 02/01/2023 (B)	521	499
Sigma Alimentos
4.125%, 05/02/2026 (B)	212	199
Tyson Foods
3.950%, 08/15/2024	715	714
2.650%, 08/15/2019	219	218
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	660	66

		2,364

Energy — 1.1%
Antero Resources
5.125%, 12/01/2022	123	123
Cenovus Energy
5.700%, 10/15/2019	261	267
3.000%, 08/15/2022	52	50
Diamond Offshore Drilling
4.875%, 11/01/2043	370	266

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Partners
5.200%, 02/01/2022		$465	$482
4.500%, 11/01/2023		114	115
Enterprise Products Operating
5.200%, 09/01/2020		340	355
3.700%, 02/15/2026		730	713
Hess
4.300%, 04/01/2027		966	933
Marathon Petroleum
5.125%, 03/01/2021		196	204
Nabors Industries
5.500%, 01/15/2023		885	852
Noble Energy
4.150%, 12/15/2021		838	851
3.900%, 11/15/2024		606	598
PDC Energy
5.750%, 05/15/2026 (B)		600	594
Petrobras Global Finance BV
6.250%, 03/17/2024		524	520
6.125%, 01/17/2022		11	11
5.750%, 02/01/2029		702	617
Plains All American Pipeline
3.600%, 11/01/2024		902	854
Sabine Pass Liquefaction
5.000%, 03/15/2027		720	732
Sunoco
5.875%, 03/15/2028 (B)		257	242
4.875%, 01/15/2023 (B)		563	541
Williams Partners
3.900%, 01/15/2025		217	212

			10,132

Financials — 3.8%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		269	267
Banco Bilbao Vizcaya Argentaria
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.870%, 12/31/2099		600	530
Banco Santander
5.179%, 11/19/2025		400	402
3.500%, 04/11/2022		600	585
Banco Santander MTN
3.250%, 04/04/2026	EUR	300	363
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		$362	385
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049		233	246
Bank of America MTN
4.450%, 03/03/2026		80	80
3.950%, 04/21/2025		1,205	1,180

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)		$470	$464
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)		131	146
5.200%, 05/12/2026		315	309
3.684%, 01/10/2023		695	676
BB&T MTN
2.625%, 06/29/2020		400	396
BNP Paribas
2.375%, 05/21/2020		200	197
BNP Paribas MTN
2.250%, 01/11/2027	EUR	434	505
BPCE
2.650%, 02/03/2021		$390	382
Capital One Financial
3.300%, 10/30/2024		1,152	1,094
CIT Group
5.250%, 03/07/2025		476	480
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		311	316
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024		1,416	1,424
3.875%, 03/26/2025		905	878
Compass Bank
2.875%, 06/29/2022		905	874
Cooperatieve Rabobank UA
4.375%, 08/04/2025		657	644
Credit Agricole MTN
2.750%, 06/10/2020 (B)		400	395
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		555	555
3.800%, 06/09/2023		530	523
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		603	566
2.350%, 11/15/2021		847	814
Goldman Sachs Group MTN
3.919%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		900	930
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023		728	701
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)		145	141
HSBC Bank USA
4.875%, 08/24/2020		450	464
HSBC Holdings
4.250%, 08/18/2025		281	276
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		610	592

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
5.800%, 09/25/2023 (B)		$1,092	$1,157
Intesa Sanpaolo
7.750%, VAR EUR Swap Annual 5 Yr+7.192%, 07/11/2166	EUR	200	252
3.875%, 01/12/2028 (B)		$465	398
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		335	304
3.928%, 09/15/2026	EUR	160	189
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		$590	576
JPMorgan Chase MTN
2.295%, 08/15/2021		551	532
Lincoln National
4.200%, 03/15/2022		355	364
Lloyds Banking Group
4.582%, 12/10/2025		941	922
Manufacturers & Traders Trust
2.625%, 01/25/2021		786	774
MetLife
5.700%, 06/15/2035		80	91
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)		275	279
Morgan Stanley MTN
5.000%, 11/24/2025		275	285
4.350%, 09/08/2026		854	842
Nationwide Building Society
4.000%, 09/14/2026 (B)		747	698
Nationwide Financial Services
5.375%, 03/25/2021 (B)		470	490
Navient
6.625%, 07/26/2021		770	791
Navient MTN
7.250%, 01/25/2022		52	54
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		825	877
4.654%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		600	574
2.006%, VAR Euribor 3 Month+2.330%, 10/29/2049	EUR	100	114
Santander Holdings USA
4.400%, 07/13/2027		$1,135	1,089
Santander UK
5.000%, 11/07/2023 (B)		700	711
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.723%, 12/29/2049 (B)		200	205
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		412	422

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.869%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (B)		$400	$350
Synchrony Financial
3.950%, 12/01/2027		1,150	1,061
Trust F/1401
5.250%, 01/30/2026 (B)		267	260
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		689	684
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		474	472
Wells Fargo
3.069%, 01/24/2023		881	857

			35,454

Health Care — 0.3%
Gilead Sciences
2.550%, 09/01/2020		1,137	1,123
Mylan
3.125%, 11/22/2028	EUR	485	593
Tenet Healthcare
5.125%, 05/01/2025 (B)		$388	369
Zimmer Biomet Holdings
2.700%, 04/01/2020		480	476

			2,561

Industrials — 0.4%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)		670	657
Alfa
5.250%, 03/25/2024 (B)		660	666
Avis Budget Car Rental
5.250%, 03/15/2025 (B)		467	425
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	693
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		300	296
Odebrecht Finance
7.125%, 06/26/2042 (B)		844	295
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)		409	374

			3,406

Information Technology — 0.5%
Broadcom
3.875%, 01/15/2027		486	460
Broadcom Corp
3.625%, 01/15/2024		226	219
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)		794	784

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lam Research
2.800%, 06/15/2021	$640	$629
Seagate HDD Cayman
4.750%, 01/01/2025	427	410
SPCM
4.875%, 09/15/2025 (B)	374	357
Total System Services
4.000%, 06/01/2023	392	393
VMware
2.950%, 08/21/2022	359	344
Western Digital
4.750%, 02/15/2026	838	815

		4,411

Materials — 0.4%
Cemex
5.700%, 01/11/2025 (B)	724	716
Dow Chemical
4.250%, 11/15/2020	131	134
Eastman Chemical Co
3.800%, 03/15/2025	318	314
Minsur
6.250%, 02/07/2024 (B)	168	176
Mosaic
5.625%, 11/15/2043	287	289
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	419
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	394
Vale Overseas
6.250%, 08/10/2026	1,080	1,170
Yamana
4.950%, 07/15/2024	462	461

		4,073

Real Estate — 0.2%
Crown Castle Towers
4.883%, 08/15/2020 (B)	450	462
Host Hotels & Resorts
3.750%, 10/15/2023	16	16
SBA Tower Trust
3.156%, 10/08/2020 (B)	950	942
Welltower
4.000%, 06/01/2025	550	539

		1,959

Telecommunication Services — 0.7%
AT&T
4.125%, 02/17/2026	574	561
3.400%, 05/15/2025	2,045	1,918
Mauritius Investment
5.373%, 02/13/2022 (B)	322	317

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rogers Communications
4.000%, 06/06/2022	CAD	60	$47
Sprint Capital
6.900%, 05/01/2019		$1,485	1,515
Verizon Communications
4.862%, 08/21/2046		279	267
Vodafone Group
4.125%, 05/30/2025		827	824
3.750%, 01/16/2024		378	375
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)		223	208

			6,032

Utilities — 0.5%
Abu Dhabi National Energy PJSC
4.375%, 04/23/2025 (B)		942	932
AES Corp
4.000%, 03/15/2021		463	461
Enel Chile
4.875%, 06/12/2028		650	654
Exelon Generation
2.950%, 01/15/2020		619	616
Genneia
8.750%, 01/20/2022 (B)		327	315
Israel Electric
5.000%, 11/12/2024 (B)		792	813
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)		349	351
5.450%, 05/21/2028 (B)		594	603
Terraform Global Operating
6.125%, 03/01/2026 (B)		188	186

			4,931

Total Corporate Obligations (Cost $84,159) ($ Thousands)			82,033

MORTGAGE-BACKED SECURITIES — 6.2%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.077%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047		2,729	461
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.127%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047		2,356	409
FNMA CMO, Ser 2011-131, Cl ST, IO
4.449%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041		1,423	253
FNMA CMO, Ser 2014-17, Cl SA, IO
3.959%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044		3,486	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-78, Cl SE, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	$2,628	$402
FNMA CMO, Ser 2014-92, Cl SX, IO
4.009%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,968	472
FNMA CMO, Ser 2016-77, Cl DS, IO
3.909%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,764	435
FNMA CMO, Ser 2017-62, Cl AS, IO
4.059%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,794	460
FNMA CMO, Ser 2017-81, Cl SA, IO
4.109%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,772	465
FNMA CMO, Ser 2017-97, Cl LS, IO
4.109%, VAR LIBOR USD 1 Month+6.200%, 12/25/2047	2,951	527
GNMA CMO, Ser 2017-122, Cl SA, IO
4.116%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,894	339
GNMA CMO, Ser 2017-134, Cl SE, IO
4.116%, VAR LIBOR USD 1 Month+6.200%, 09/20/2047	2,179	355

		5,111

Non-Agency Mortgage-Backed Obligations — 5.6%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	102	98
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	231	201
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	419	356
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	295	245
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	229	207
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.073%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	1,610	1,616
Bellemeade Re II, Ser 2016-1A, Cl M2B
8.591%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2026 (B)	155	154
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%, 07/05/2033 (B)	1,180	1,180

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2017-IMC, Cl A
3.123%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	$1,050	$1,051
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050	1,115	1,092
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	649
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	915	913
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	149	127
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	234	196
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	117	97
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.567%, 04/10/2046 (B)(D)	343	331
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	955
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	440
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	539
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.285%, 07/10/2046 (B)(D)	740	761
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	546
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	247
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	249	241
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	436	432
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,090	1,099
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	511	417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2016-MFF, Cl D
6.673%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (B)	$268	$271
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.281%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	534	319
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.091%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	1,005	1,097
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
6.641%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	201	223
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.610%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	400	462
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	223	185
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.091%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	376	403
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.091%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	183	206
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.391%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	368	406
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.091%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	682	747
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.091%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	432	466
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.091%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	799	907
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.091%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	884	981

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.791%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	$270	$314
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.641%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	812	918
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.041%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	731	873
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.841%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	978	1,184
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.091%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	814	963
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.991%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,545	1,804
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.541%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	965	1,075
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.073%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	680	681
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	724	721
GS Mortgage Securities II, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (D)	1,350	1,373
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.108%, 01/10/2047(B)(D)	955	837
H/2 Asset Funding, Ser 2015-1A
3.615%, 06/24/2049	231	234
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.341%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	187	164
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	938
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.046%, 09/15/2047 (D)	20,021	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$540	$547
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,103
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.817%, 11/15/2048 (D)	849	840
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(D)	84	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	180	181
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	911
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
3.773%, VAR LIBOR USD 1 Month+1.700%, 07/15/2036 (B)	762	764
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	196	160
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	323	245
LSTAR Commercial Mortgage Trust, Ser 2014- 2, Cl A2
2.767%, 01/20/2041 (B)	47	47
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(D)	757	749
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (B)	971	938
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	936
Morgan Stanley Capital I Trust, Ser 2005- IQ9, Cl D
5.000%, 07/15/2056	545	536
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
3.996%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	218	218
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	835	826

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust, Ser 2014, Cl A
3.293%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)		$1,672	$1,673
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051		1,155	1,199
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051		900	912
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051		1,410	1,443
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		596	583
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048		485	489
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.618%, 09/15/2048 (D)		794	755
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.455%, 11/15/2049 (D)		925	910
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.591%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)		162	174
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.341%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)		593	658
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037		99	98

			51,765

Total Mortgage-Backed Securities (Cost $57,297) ($ Thousands)			56,876

SOVEREIGN DEBT — 2.8%
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	8,000	283
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027	BRL	11,250	2,673
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$291	286

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Treasury Discount Bill
-0.145%, 08/27/2018 (A)(E)	JPY	203,100	$1,834
-0.136%, 07/02/2018 (A)(E)		226,000	2,040
-0.153%, 09/10/2018 (A)(E)		1,004,700	9,073
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		475,059	4,533
Mexico Government International Bond
3.600%, 01/30/2025		$708	684
Qatar Government International Bond
3.875%, 04/23/2023 (B)		974	973
Saudi Government International Bond MTN
4.000%, 04/17/2025 (B)		1,177	1,171
Singapore Government International Bond
2.750%, 03/01/2046	SGD	3,318	2,369

Total Sovereign Debt (Cost $26,852) ($ Thousands)			25,919

ASSET-BACKED SECURITIES — 2.1%

Automotive — 1.1%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019		$55	55
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)		594	594
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		646	639
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)		930	934
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019		46	46
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)		510	509
CPS Auto Receivables Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)		195	194
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)		280	278
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)		440	468
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)		91	90
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)		260	259

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A1
1.530%, 11/16/2020 (B)	$136	$136
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	545	584
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)	900	897
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	450
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	244	242
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	675	668
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	491	489
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	974	970
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	1,160	1,146
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	470	460
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	267	267

		10,375

Credit Cards — 0.2%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	400
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,398

		1,798

Other Asset-Backed Securities — 0.8%
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	638	636
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	670
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (B)	330	330
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	979
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	21	21
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	137	137
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	309	308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	$249	$248
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	276	274
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	544	543
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)	260	260
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (B)	260	259
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	360	359
Sofi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)	374	374
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (B)	780	768
Sofi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (B)	1,050	1,042
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)	33	33

		7,241

Total Asset-Backed Securities (Cost $19,424) ($ Thousands)		19,414

Total Investments in Securities – 116.5% (Cost $1,059,820) ($ Thousands)		$1,072,297

	Shares

COMMON STOCK SOLD SHORT — (12.7)%

Consumer Discretionary — (8.6)%
Aaron’s Inc	(1,000)	(43)
Adient PLC	(8,018)	(394)
Adtalem Global Education Inc *	(1,347)	(65)
Advance Auto Parts Inc	(1,029)	(140)
Amazon.com Inc, Cl A *	(3,821)	(6,495)
American Axle & Manufacturing Holdings Inc *	(9,957)	(155)
American Eagle Outfitters Inc	(1,300)	(30)
American Outdoor Brands Corp *	(3,600)	(43)
Aramark	(7,348)	(273)
AutoNation Inc *	(629)	(31)
AutoZone Inc *	(394)	(264)
Beazer Homes USA Inc, Cl A *	(3,100)	(46)
Bed Bath & Beyond Inc	(2,627)	(52)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Best Buy Co Inc	(2,853)	$(213)
Bloomin’ Brands Inc	(3,280)	(66)
Booking Holdings Inc *	(591)	(1,198)
BorgWarner Inc	(17,964)	(775)
Boyd Gaming Corp	(2,081)	(72)
Bright Horizons Family Solutions Inc *	(1,279)	(131)
Brinker International Inc	(1,877)	(89)
Brunswick Corp/DE	(5,139)	(331)
Burlington Stores Inc *	(984)	(148)
Caesars Entertainment Corp *	(12,640)	(135)
Callaway Golf Co	(5,433)	(103)
Capella Education Co	(562)	(55)
Career Education Corp *	(3,800)	(61)
CarMax Inc *	(2,266)	(165)
Carnival Corp	(13,571)	(778)
Carriage Services Inc	(1,900)	(47)
Carter’s Inc	(2,363)	(256)
Cavco Industries Inc *	(200)	(42)
Cheesecake Factory Inc/The	(1,734)	(95)
Chegg Inc *	(2,800)	(78)
Chipotle Mexican Grill Inc, Cl A *	(698)	(301)
Choice Hotels International	(2,098)	(159)
Churchill Downs Inc	(200)	(59)
Columbia Sportswear Co	(1,552)	(142)
Cooper Tire & Rubber Co	(4,508)	(119)
Cooper-Standard Holdings Inc *	(1,251)	(163)
Cracker Barrel Old Country Store Inc	(306)	(48)
Crocs *	(3,000)	(53)
Dana Inc	(12,723)	(257)
Darden Restaurants Inc	(3,674)	(393)
Dave & Buster’s Entertainment Inc *	(1,437)	(68)
Deckers Outdoor Corp *	(1,802)	(203)
Delphi Automotive PLC *	(21,770)	(1,995)
Delphi Technologies PLC	(1)	—
Dick’s Sporting Goods Inc	(829)	(29)
Dine Brands Global Inc	(800)	(60)
Dollar General Corp	(3,834)	(378)
Dollar Tree Inc *	(3,364)	(286)
Domino’s Pizza Inc	(1,573)	(444)
Dorman Products Inc *	(1,952)	(133)
DR Horton Inc	(18,504)	(759)
Dunkin’ Brands Group Inc	(2,218)	(153)
Eldorado Resorts Inc *	(793)	(31)
Expedia Group Inc	(1,452)	(175)
Foot Locker Inc, Cl A	(1,180)	(62)
Ford Motor Co	(319,171)	(3,533)
Fossil Group Inc *	(1,769)	(48)
Fox Factory Holding Corp *	(3,322)	(155)
Gap Inc	(3,504)	(114)
Garmin Ltd	(6,522)	(398)
General Motors	(105,408)	(4,153)
Gentex Corp	(22,661)	(522)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Gentherm Inc *	(2,800)	$(110)
Genuine Parts Co	(2,535)	(233)
G-III Apparel Group Ltd *	(2,073)	(92)
Goodyear Tire & Rubber Co/The	(21,671)	(505)
GoPro Inc, Cl A *	(8,139)	(52)
Graham Holdings Co, Cl B	(111)	(65)
Grand Canyon Education Inc *	(1,655)	(185)
H&R Block Inc	(5,300)	(121)
Hanesbrands Inc	(17,834)	(393)
Harley-Davidson Inc, Cl A	(14,718)	(619)
Hasbro Inc	(5,696)	(526)
Helen of Troy Ltd *	(2,000)	(197)
Hilton Grand Vacations Inc *	(3,600)	(125)
Hilton Worldwide Holdings Inc	(9,365)	(741)
Home Depot Inc/The	(13,659)	(2,665)
Houghton Mifflin Harcourt Co *	(7,100)	(54)
Hyatt Hotels Corp, Cl A	(694)	(54)
ILG Inc	(3,909)	(129)
Installed Building Products Inc *	(1,378)	(78)
International Game Technology	(3,700)	(86)
International Speedway Corp, Cl A	(650)	(29)
iRobot Corp *	(1,447)	(110)
Jack in the Box Inc	(513)	(44)
KB Home	(4,677)	(127)
Kohl’s Corp	(1,639)	(119)
L Brands Inc	(2,881)	(106)
Las Vegas Sands Corp	(13,382)	(1,022)
Laureate Education Inc, Cl A *	(3,600)	(52)
La-Z-Boy Inc, Cl Z	(3,327)	(102)
LCI Industries	(1,712)	(154)
Lear Corp	(5,458)	(1,014)
Leggett & Platt Inc	(7,408)	(331)
Lennar Corp, Cl A	(14,820)	(778)
LGI Homes Inc *	(772)	(45)
Liberty Expedia Holdings Inc, Cl A *	(629)	(28)
Lithia Motors Inc, Cl A	(278)	(26)
LKQ Corp *	(5,005)	(160)
Lowe’s Cos Inc	(9,735)	(930)
Lululemon Athletica Inc *	(5,125)	(640)
M/I Homes Inc *	(1,128)	(30)
Macy’s Inc	(3,578)	(134)
Marriott International Inc/MD, Cl A	(10,441)	(1,322)
Marriott Vacations Worldwide Corp	(976)	(110)
Mattel Inc	(17,869)	(293)
McDonald’s Corp	(27,165)	(4,256)
MDC Holdings Inc	(2,865)	(88)
Meritage Homes Corp *	(2,303)	(101)
MGM Resorts International	(16,828)	(489)
Michael Kors Holdings Ltd *	(7,308)	(487)
Modine Manufacturing Co *	(4,228)	(77)
Mohawk Industries Inc *	(3,366)	(721)
Murphy USA Inc *	(300)	(22)

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Netflix Inc *	(4,675)	$(1,830)
Newell Brands Inc, Cl B	(25,208)	(650)
NIKE Inc, Cl B	(64,526)	(5,141)
Nordstrom Inc	(1,200)	(62)
Norwegian Cruise Line Holdings Ltd *	(7,138)	(337)
NVR Inc *	(176)	(523)
O’Reilly Automotive Inc *	(1,299)	(355)
Oxford Industries Inc, Cl A	(376)	(31)
Penn National Gaming Inc *	(2,280)	(77)
Pinnacle Entertainment Inc *	(1,700)	(57)
Planet Fitness Inc, Cl A *	(2,037)	(90)
Polaris Industries Inc	(3,213)	(393)
Pool Corp	(250)	(38)
PulteGroup Inc	(15,230)	(438)
PVH Corp	(4,001)	(599)
Qurate Retail Inc *	(4,390)	(93)
Ralph Lauren Corp, Cl A	(3,163)	(398)
Red Rock Resorts Inc, Cl A	(3,713)	(124)
Roku, Cl A *	(1,249)	(53)
Ross Stores Inc	(5,097)	(432)
Royal Caribbean Cruises Ltd	(5,672)	(588)
Scientific Games Corp, Cl A *	(1,378)	(68)
Service Corp International/US	(7,417)	(265)
ServiceMaster Global Holdings Inc *	(3,755)	(223)
Shutterfly Inc *	(600)	(54)
Signet Jewelers Ltd	(1,250)	(70)
Six Flags Entertainment Corp	(1,752)	(123)
Skechers U.S.A. Inc, Cl A *	(6,808)	(204)
Sotheby’s *	(1,359)	(74)
Standard Motor Products Inc	(1,495)	(72)
Starbucks Corp	(47,288)	(2,310)
Steven Madden Ltd	(3,677)	(195)
Stoneridge Inc *	(1,278)	(45)
Strayer Education Inc	(469)	(53)
Tapestry Inc	(14,794)	(691)
Target Corp, Cl A	(7,273)	(554)
Taylor Morrison Home Corp, Cl A *	(6,033)	(125)
Tempur Sealy International Inc *	(2,411)	(116)
Tenneco Inc	(4,455)	(196)
Tesla Inc *	(10,655)	(3,654)
Texas Roadhouse Inc, Cl A	(1,328)	(87)
Thor Industries Inc	(4,125)	(402)
Tiffany & Co	(1,591)	(209)
TJX Cos Inc/The	(8,171)	(778)
Toll Brothers Inc	(7,649)	(283)
TopBuild Corp *	(1,470)	(115)
Tower International Inc	(927)	(29)
Tractor Supply Co	(1,929)	(148)
TRI Pointe Group Inc *	(7,259)	(119)
TripAdvisor Inc *	(1,522)	(85)
Tupperware Brands Corp	(2,752)	(113)
Ulta Beauty Inc *	(919)	(215)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Under Armour Inc, Cl A *	(6,046)	$(136)
Under Armour Inc, Cl C *	(9,506)	(200)
Universal Electronics *	(1,000)	(33)
Vail Resorts Inc	(1,247)	(342)
VF Corp	(16,874)	(1,376)
Vista Outdoor Inc *	(3,600)	(56)
Visteon Corp *	(2,522)	(326)
Wayfair Inc, Cl A *	(576)	(68)
Weight Watchers International Inc *	(1,061)	(107)
Wendy’s Co/The	(3,728)	(64)
Whirlpool Corp	(3,602)	(527)
William Lyon Homes, Cl A *	(1,784)	(41)
Williams-Sonoma Inc	(829)	(51)
Wingstop Inc, Cl A	(1,000)	(52)
Winnebago Industries Inc	(2,303)	(94)
Wolverine World Wide Inc	(4,774)	(166)
Wyndham Destinations Inc	(3,276)	(145)
Wyndham Hotels & Resorts Inc	(3,496)	(206)
Wynn Resorts Ltd	(2,887)	(483)
Yum China Holdings Inc	(11,082)	(426)
Yum! Brands Inc	(11,187)	(875)

		(78,997)

Information Technology — (2.8)%
Advanced Energy Industries Inc *	(427)	(25)
Advanced Micro Devices Inc *	(7,922)	(119)
Amphenol Corp, Cl A	(3,595)	(313)
Analog Devices Inc	(4,211)	(404)
Apple Inc	(35,047)	(6,488)
Applied Materials Inc	(10,664)	(493)
Arista Networks Inc *	(644)	(166)
ARRIS International PLC *	(2,924)	(71)
Arrow Electronics Inc, Cl A *	(2,102)	(158)
Avnet Inc	(2,527)	(108)
Broadcom Inc	(4,245)	(1,030)
Cavium Inc *	(700)	(61)
CDW Corp/DE	(4,405)	(356)
Cisco Systems Inc	(50,948)	(2,192)
Cognex Corp	(1,768)	(79)
Coherent Inc *	(229)	(36)
CommScope Holding Co Inc *	(2,081)	(61)
Corning Inc, Cl B	(9,902)	(272)
Cray Inc *	(1,172)	(29)
Cree Inc *	(1,350)	(56)
Cypress Semiconductor Corp	(2,600)	(41)
Diebold Nixdorf Inc	(2,850)	(34)
Dolby Laboratories Inc, Cl A	(984)	(61)
Electronics For Imaging *	(1,736)	(57)
Entegris Inc	(1,150)	(39)
ePlus Inc *	(768)	(72)
F5 Networks Inc, Cl A *	(797)	(137)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Finisar Corp *	(2,507)	$(45)
First Solar Inc *	(989)	(52)
FLIR Systems Inc	(1,781)	(93)
Hewlett Packard Enterprise	(22,935)	(335)
HP Inc	(22,387)	(508)
II-VI Inc *	(728)	(32)
Infinera Corp *	(4,199)	(42)
Integrated Device Technology Inc *	(1,050)	(33)
Intel Corp	(47,058)	(2,339)
IPG Photonics Corp *	(469)	(103)
Jabil Inc	(3,122)	(86)
Juniper Networks Inc	(4,191)	(115)
Keysight Technologies Inc *	(2,953)	(174)
KLA-Tencor Corp	(1,502)	(154)
Lam Research Corp	(1,866)	(323)
Littelfuse Inc	(200)	(46)
Lumentum Holdings Inc *	(579)	(34)
Marvell Technology Group Ltd	(4,677)	(100)
Maxim Integrated Products Inc	(3,256)	(191)
Microchip Technology Inc	(2,743)	(249)
Micron Technology Inc *	(10,763)	(564)
MKS Instruments Inc	(376)	(36)
Monolithic Power Systems Inc	(422)	(56)
Motorola Solutions Inc	(1,831)	(213)
National Instruments Corp	(2,000)	(84)
NCR Corp *	(2,577)	(77)
NetApp Inc	(3,661)	(288)
NETGEAR Inc *	(1,014)	(63)
NVIDIA Corp	(5,645)	(1,337)
NXP Semiconductors NV *	(3,432)	(375)
ON Semiconductor Corp *	(4,923)	(109)
Palo Alto Networks Inc *	(904)	(186)
Plexus Corp *	(450)	(27)
Pure Storage Inc, Cl A *	(2,200)	(53)
Qorvo Inc *	(1,406)	(113)
QUALCOMM Inc	(14,750)	(828)
Ribbon Communications Inc *	(6,510)	(46)
ScanSource Inc *	(1,784)	(72)
Silicon Laboratories Inc *	(562)	(56)
Skyworks Solutions Inc	(1,652)	(160)
Stratasys Ltd *	(3,665)	(70)
Super Micro Computer Inc *	(2,850)	(67)
SYNNEX Corp	(1,100)	(106)
Tech Data Corp *	(1,089)	(89)
Teradyne Inc	(1,734)	(66)
Texas Instruments Inc	(10,470)	(1,154)
Trimble Inc *	(3,074)	(101)
Universal Display Corp	(422)	(36)
USA Technologies Inc *	(5,128)	(72)
VeriFone Systems Inc *	(2,972)	(68)
Versum Materials Inc	(850)	(32)
ViaSat *	(797)	(52)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Western Digital	(3,886)	$(301)
Xerox Corp	(4,750)	(114)
Xilinx Inc	(2,296)	(150)
Zebra Technologies Corp, Cl A *	(850)	(122)

		(25,355)

Materials — (1.3)%
Air Products & Chemicals Inc	(4,079)	(635)
Albemarle Corp	(1,662)	(157)
Alcoa Corp *	(3,140)	(147)
Allegheny Technologies Inc *	(1,350)	(34)
AptarGroup Inc	(990)	(92)
Ashland Global Holdings Inc	(951)	(74)
Avery Dennison Corp	(1,628)	(166)
Axalta Coating Systems Ltd *	(2,527)	(77)
Balchem Corp	(1,200)	(118)
Ball Corp	(5,406)	(192)
Berry Global Group Inc *	(1,802)	(83)
Cabot Corp	(553)	(34)
Carpenter Technology Corp	(678)	(36)
Celanese Corp, Cl A	(2,472)	(275)
CF Industries Holdings Inc	(2,903)	(129)
Chemours Co/The	(2,499)	(111)
Cleveland-Cliffs Inc *	(6,992)	(59)
Commercial Metals Co, Cl A	(1,278)	(27)
Compass Minerals International Inc, Cl A	(1,125)	(74)
Crown Holdings Inc *	(2,363)	(106)
Domtar Corp	(650)	(31)
DowDuPont Inc	(36,249)	(2,390)
Eagle Materials Inc	(842)	(88)
Eastman Chemical Co	(2,491)	(249)
Ecolab Inc	(4,461)	(626)
Ferro *	(2,100)	(44)
FMC Corp	(1,833)	(164)
Freeport-McMoRan Inc, Cl B	(20,049)	(346)
Graphic Packaging Holding Co	(4,952)	(72)
HB Fuller Co	(579)	(31)
Huntsman Corp	(3,519)	(103)
Ingevity Corp *	(376)	(30)
International Flavors & Fragrances Inc	(551)	(68)
International Paper Co	(6,076)	(316)
Kaiser Aluminum Corp	(703)	(73)
KapStone Paper and Packaging	(1,400)	(48)
Louisiana-Pacific Corp	(2,826)	(77)
LyondellBasell Industries NV, Cl A	(4,975)	(547)
Martin Marietta Materials Inc, Cl A	(904)	(202)
Mosaic Co/The	(4,739)	(133)
NewMarket Corp	(100)	(40)
Newmont Mining Corp	(9,820)	(370)
Nucor Corp	(4,765)	(298)
Olin Corp	(2,032)	(58)

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Owens-Illinois Inc *	(4,780)	$(80)
Packaging Corp of America	(1,402)	(157)
PolyOne Corp	(778)	(34)
PPG Industries Inc	(3,884)	(403)
Praxair Inc	(4,517)	(714)
Reliance Steel & Aluminum Co	(1,198)	(105)
Royal Gold Inc, Cl A	(460)	(43)
RPM International Inc	(1,228)	(72)
Scotts Miracle-Gro Co/The, Cl A	(277)	(23)
Sealed Air Corp	(2,152)	(91)
Sherwin-Williams Co/The, Cl A	(1,186)	(483)
Southern Copper Corp	(1,921)	(90)
Steel Dynamics Inc	(3,154)	(145)
Summit Materials Inc, Cl A *	(1,144)	(30)
SunCoke Energy Inc *	(4,300)	(58)
Tahoe Resources Inc	(9,935)	(49)
Trecora Resources *	(989)	(15)
Trinseo SA	(868)	(62)
Tronox Ltd, Cl A	(2,700)	(53)
United States Steel Corp	(2,100)	(73)
Valvoline Inc	(3,294)	(71)
Vulcan Materials Co	(1,728)	(223)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Westlake Chemical Corp	(375)	$(40)
WestRock Co	(3,454)	(197)
Worthington Industries Inc	(579)	(24)
WR Grace & Co	(579)	(42)

		(12,407)

Total Common Stock Sold Short (Proceeds $98,725) ($ Thousands)		(116,759)

Total Investments Sold Short – (12.7)% (Proceeds $98,725) ($ Thousands)		$(116,759)

	Contracts

PURCHASED OPTIONS/SWAPTION* — 0.0%

Total Purchased Options/Swaption (F) (Cost $161) ($ Thousands)	25,320,094	$95

WRITTEN OPTION/SWAPTION* — 0.0%

Total Written Option/Swaption (F) (Premiums Received $96) ($ Thousands)	(60,815,037)	$(50)

A list of OTC traded swaptions contracts for the Fund at June 30, 2018, is as follows:

PURCHASED SWAPTION – 0.0%

Description	Counterparty	Number of Contracts/ Notional Amount (Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

Put Swaption — 0.0%
OPT-IRS*	Morgan Stanley	25,320,000	$0.03	07/21/18	$7

Total Purchased Swaption (Cost $83) ($ Thousands)					7

WRITTEN SWAPTION — 0.0%

Puts — 0.0%
OPT-IRS*	Morgan Stanley	(60,815,000)	$0.03	07/21/18	(16)

Total Written Swaption (Premiums Received $65) ($ Thousands)					$(16)

A list of open exchange traded options contracts for the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS* — 0.0%

Put Options
Gold Future**	74	$9,346	$1,175.00	11/30/18	$41
Copper Future**	20	3,314	6,000.00	12/08/18	47

Total Purchased Options		$12,660			$88

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTION* — 0.0%

Put Option
Gold Future**	(37)	$(4,673)	$1,200.00	11/30/18	$(34)

Total Written Option		$(4,673)			$(34)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude**	51	Sep-2018	$3,834	$4,005	$171
Coffee**	9	May-2019	452	420	(32)
Coffee**	144	Sep-2018	6,522	6,215	(307)
Coffee Robusta**	(106)	Sep-2018	(1,823)	(1,791)	32
Copper**	186	Sep-2018	15,224	13,792	(1,432)
Corn**	145	Dec-2018	2,988	2,692	(296)
Corn**	721	Sep-2018	13,853	12,960	(893)
Cotton No. 2**	(26)	Dec-2018	(1,012)	(1,091)	(79)
Cotton No. 2**	33	Dec-2018	1,528	1,385	(143)
Crude Oil**	142	Aug-2018	9,597	10,289	692
Crude Oil**	(42)	Nov-2018	(2,906)	(2,919)	(13)
Euro-Bobl	(38)	Sep-2018	(5,843)	(5,864)	(30)
Feeder Cattle**	3	Aug-2018	208	227	19
Feeder Cattle**	(22)	Aug-2018	(1,590)	(1,665)	(75)
Feeder Cattle**	(9)	Sep-2018	(659)	(679)	(20)
Gasoline**	67	Aug-2018	5,855	6,000	145
Gold**	106	Aug-2018	13,907	13,298	(609)
Heating Oil**	87	Aug-2018	7,946	8,098	152
Heating Oil**	30	Jun-2019	2,781	2,763	(18)
ICE Brent Crude**	196	Aug-2018	15,037	15,529	492
ICE Brent Crude**	(17)	Nov-2018	(1,016)	(1,328)	(312)
ICE Brent Crude**	(36)	May-2019	(2,678)	(2,708)	(30)
Japanese 10-Year Bond	(4)	Sep-2018	(5,510)	(5,447)	(7)
Japanese 10-Year Bond E-MINI	(131)	Sep-2018	(17,932)	(17,840)	(32)
Lean Hogs**	(45)	Oct-2018	(1,151)	(1,076)	75
Lean Hogs**	(20)	Dec-2018	(441)	(436)	5
Lean Hogs**	36	Aug-2018	1,108	1,101	(7)
Lean Hogs**	43	Aug-2018	1,310	1,315	5
Lean Hogs**	20	Dec-2018	472	436	(36)
Live Cattle**	158	Aug-2018	6,282	6,745	463
Live Cattle**	(30)	Dec-2018	(1,312)	(1,364)	(52)
LME Lead**	18	Sep-2018	1,079	1,085	6
LME Nickel**	100	Sep-2018	9,241	8,937	(304)
LME Primary Aluminum**	143	Sep-2018	8,162	7,621	(541)
LME Zinc**	25	Dec-2019	1,780	1,728	(52)
LME Zinc**	(25)	Dec-2018	(1,816)	(1,775)	41
LME Zinc**	28	Sep-2018	2,208	2,000	(208)
MSCI EAFE Index E-MINI	(138)	Sep-2018	(13,898)	(13,492)	406
Natural Gas**	221	Nov-2018	6,459	6,517	58
Natural Gas**	55	Nov-2018	1,658	1,680	22
Natural Gas**	121	Aug-2018	3,534	3,510	(24)
Palladium**	18	Sep-2018	1,759	1,712	(47)
Red Wheat**	16	Sep-2018	479	429	(50)
S&P 500 Index E-MINI	(197)	Sep-2018	(27,438)	(26,808)	630
Silver**	130	Sep-2018	11,025	10,529	(496)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Soybean**	248	Nov-2018	$11,986	$10,912	$(1,074)
Soybean Meal**	22	Sep-2018	772	728	(44)
Soybean Meal**	(32)	Dec-2018	(1,083)	(1,056)	27
Soybean Meal**	60	Dec-2018	2,152	1,979	(173)
Soybean Oil**	292	Dec-2018	5,419	5,210	(209)
Sugar No. 11**	181	Sep-2018	2,541	2,483	(58)
Sugar No. 11**	182	Sep-2018	2,457	2,497	40
U.S. 2-Year Treasury Notes	(341)	Sep-2018	(72,226)	(72,233)	(7)
U.S. 5-Year Treasury Notes	404	Sep-2018	45,748	45,901	153
U.S. 10-Year Treasury Notes	(638)	Sep-2018	(76,316)	(76,680)	(364)
U.S. Ultra Long Treasury Bond	(20)	Sep-2018	(3,068)	(3,191)	(123)
Wheat**	128	Sep-2018	3,420	3,208	(212)
Wheat**	180	Sep-2018	4,972	4,397	(575)
Wheat**	82	Dec-2018	2,262	2,119	(143)
WTI Crude Oil**	102	Sep-2018	6,713	7,391	678

			$5,012	$400	$(4,815)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/03/18	BRL	4,753	USD	1,239	$4
Bank of America	07/18/18	USD	794	EUR	673	(7)
Bank of America	08/09/18	INR	59,182	USD	869	9
Barclays PLC	07/03/18	BRL	6,782	USD	1,816	54
Barclays PLC	07/12/18	MYR	7,348	USD	1,814	(5)
Barclays PLC	07/18/18	JPY	1,747,019	USD	15,854	61
Barclays PLC	09/13/18	TWD	42,346	USD	1,430	33
Barclays PLC	11/29/18	USD	1,805	MYR	7,348	5
BNP Paribas	07/18/18	USD	1,919	EUR	1,619	(26)
BNP Paribas	08/03/18	GBP	1,457	USD	1,956	29
Brown Brothers Harriman	08/03/18	USD	404	GBP	305	(1)
Brown Brothers Harriman	08/09/18	USD	283	AUD	375	(6)
Brown Brothers Harriman	08/30/18	USD	259	CAD	336	(3)
Citi	07/05/18	ARS	10,388	USD	403	44
Citi	07/18/18	EUR	4,109	USD	4,808	4
Citi	07/19/18	USD	1,347	PLN	4,784	(69)
Citi	07/26/18	USD	1,418	KRW	1,507,634	(62)
Citi	07/26/18	KRW	845,990	USD	786	26
Citi	08/07/18	USD	1,372	MXN	28,484	68
Citi	08/09/18	USD	878	INR	59,657	(11)
Citi	09/13/18	TWD	11,525	USD	390	10
Goldman Sachs	07/12/18	USD	1,873	MYR	7,348	(54)
Morgan Stanley	08/02/18	BRL	11,536	USD	3,047	60
Nomura Securities International	08/09/18	NZD	3,910	USD	2,737	91
Nomura Securities International	08/16/18	SGD	898	USD	674	14
RBS	07/18/18	EUR	794	USD	927	(1)
RBS	07/19/18	PLN	4,789	USD	1,316	37
Standard Bank	07/26/18	KRW	664,707	USD	614	16
Standard Bank	08/09/18	AUD	2,714	USD	2,065	60

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	08/16/18	SGD	3,198	USD	2,387	$39

						$419

A list of open OTC swap agreements held by the Fund at June 30, 2018, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	(634)	$(65)	$(52)	$(13)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(86)	(65)	(21)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(27)	(18)	(9)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(3)	(3)	–
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(2)	(2)	–
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(20)	(26)	6
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(7)	(8)	1
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(3)	(4)	1
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(20)	(17)	(3)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(3)	(3)	–
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	–	13	(13)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	1	35	(34)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	–	1	(1)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	1	33	(32)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	–	12	(12)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	–	–	–
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	996	–	10	(10)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	–	2	(2)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(24)	(16)	(8)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(137)	1	(138)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(113)	(78)	(35)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(4)	(2)	(2)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(84)	(53)	(31)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(25)	(34)	9
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(26)	(35)	9
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(4)	(6)	2
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(34)	(46)	12
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(12)	(14)	2
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(12)	(14)	2
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(23)	(25)	2
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(34)	(37)	3
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(75)	(86)	11
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(6)	(29)	23
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(276)	(28)	(46)	18
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(172)	(18)	(27)	9
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(198)	(20)	(33)	13
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(19)	(29)	10
Citibank	Sprint Comminications	Buy	5.00%	Quarterly	06/20/2019	793	(35)	(10)	(25)
Citibank	Sprint Comminications	Buy	5.00%	Quarterly	06/20/2019	692	(30)	(8)	(22)

							$(997)	$(719)	$(278)

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	2.83%	3-Month USD - LIBOR	Quarterly	04/12/2042	USD	480	$7	$–	$7

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX-NAIGS30V1-5Y	Buy	1.00%	Quarterly	06/20/2023	7,070	$(107)	$(125)	$18

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.60%	3-Month USD - LIBOR	Quarterly	10/25/2026	USD	6,110	$617	$–	$617
1.66%	3-Month USD - LIBOR	Quarterly	11/08/2026	USD	1,490	139	–	139
2.49	3-Month USD - LIBOR	Quarterly	06/09/2025	USD	1,710	46	–	46
2.29%	3-Month USD - LIBOR	Quarterly	08/04/2025	USD	2,717	95	–	95
1.67%	3-Month USD - LIBOR	Quarterly	11/09/2026	USD	1,490	138	–	138
2.92%	3-Month USD - LIBOR	Quarterly	03/28/2028	USD	2,740	(11)	–	(11)
2.63%	3-Month USD - LIBOR	Quarterly	11/10/2035	USD	1,190	62	–	62
2.44%	3-Month USD - LIBOR	Quarterly	04/04/2027	USD	10,400	408	–	408
2.35%	3-Month USD - LIBOR	Quarterly	07/12/2027	USD	2,140	89	–	89
(0.12)%	6-Month EUR EURIBOR	Semi-Annual	06/11/2020	EUR	32,340	(50)	–	(50)
2.12%	3-Month AUD BBR	Quarterly	06/21/2020	AUD	37,070	(22)	–	(22)
(0.15)%	6-Month EUR - EURIBOR	Semi-Annual	04/10/2020	EUR	25,800	(27)	(1)	(26)
(0.15)%	6-Month EUR EURIBOR	Semi-Annual	04/11/2020	EUR	9,530	(11)	–	(11)
6-Month NOK NIBOR	1.38%	Annual	06/22/2020	NOK	422,650	(36)	–	(36)
1.99%	3-Month USD - LIBOR	Quarterly	04/21/2025	USD	2,760	161	–	161
3-Month USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	108	–	108
3-Month NZD - BKBM	2.94%	Semi-Annual	03/31/2022	NZD	7,850	145	–	145
3-Month SEK - STIBOR	0.34%	Annual	03/31/2022	SEK	38,480	30	–	30

						$1,881	$(1)	$1,882

A list of the reverse repurchase agreements outstanding as of June 30, 2018 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(12,948)	JPMorgan Chase	2.05%	$(12,948)
(35,062)	JPMorgan Chase	1.95%	(35,062)
(2,547)	JPMorgan Chase	1.93%	(2,547)
(28,241)	JPMorgan Chase	1.93%	(28,241)
(38,467)	JPMorgan Chase	1.90%	(38,467)
(18,630)	JPMorgan Chase	1.89%	(18,630)
(14,049)	JPMorgan Chase	1.87%	(14,049)
(11,111)	JPMorgan Chase	1.84%	(11,111)
(11,743)	JPMorgan Chase	1.83%	(11,743)
(5,100)	Merrill Lynch	2.18%	(5,100)
(13,290)	Merrill Lynch	2.07%	(13,290)

			$(191,188)

Percentages are based on Net Assets of $920,263 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2018.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $56,059 ($ Thousands), representing 6.09% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(F)	Refer to table below for details on Options/Swaptions Contracts.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

ARS — Argentine Peso

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBX — A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities.

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offer Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

INR — India Rupee

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysia Ringgit

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Kroner

NZD — New Zealand Dollar

OTC — Over the counter

PLC – Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

STIBOR — Stockholm Interbank Offered Rate

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$628,083	$–	$628,083
Common Stock	259,972	–	–	259,972
Corporate Obligations	–	82,033	–	82,033
Mortgage-Backed Securities	–	56,876	–	56,876
Sovereign Debt	–	25,919	–	25,919
Asset-Backed Securities	–	19,414	–	19,414

Total Investments in Securities	$259,972	$812,325	$–	$1,072,297

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(116,759)	$–	$–	$(116,759)

Total Securities Sold Short	$(116,759)	$–	$–	$(116,759)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaption	$95	$–	$–	$95
Written Option/Swaption	(50)	–	–	(50)
Futures Contracts *
Unrealized Appreciation	4,312	–	–	4,312
Unrealized Depreciation	(9,127)	–	–	(9,127)
Forwards Contracts *
Unrealized Appreciation	–	664	–	664
Unrealized Depreciation	–	(245)	–	(245)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	133	–	133
Unrealized Depreciation	–	(411)	–	(411)
Interest Rate Swap *
Unrealized Appreciation	–	7	–	7
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	18	–	18
Interest Rate Swaps *
Unrealized Appreciation	–	2,038	–	2,038
Unrealized Depreciation	–	(156)	–	(156)
Reverse Repurchase Agreements	–	(191,188)	–	(191,188)

Total Other Financial Instruments	$(4,770)	$(189,140)	$–	$(193,910)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Inflation Managed Fund (Continued)

As of June 30, 2018, Multi-Strategy Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $10.3 million. As of June 30, 2018, Multi-Strategy Inflation Managed Fund is the buyer (“receiving protection”) on a total notional amount of $17.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	-	$(933,640)	-	$(933,640)
Maximum potential amount of future payments	-	-	10,303,000	-	10,303,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	1,305,000	1,305,000
> than 400	-	-	-	-	8,998,000	8,998,000
Total	$-	$-	$-	$-	$10,303,000	$10,303,000
[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bills
1.901%, 08/23/2018 (A)	$73,827	$73,633
1.889%, 08/16/2018 (A)	73,670	73,502
1.856%, 08/09/2018 (A)	36,914	36,843
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,212	1,597
3.625%, 04/15/2028	1,163	1,476
3.375%, 04/15/2032	343	458
2.500%, 01/15/2029	886	1,041
2.375%, 01/15/2025	2,149	2,383
2.375%, 01/15/2027	1,313	1,494
2.125%, 02/15/2040	468	589
2.125%, 02/15/2041	815	1,032
2.000%, 01/15/2026	1,187	1,301
1.875%, 07/15/2019	994	1,010
1.750%, 01/15/2028	955	1,043
1.375%, 01/15/2020	1,161	1,174
1.375%, 02/15/2044	1,296	1,447
1.250%, 07/15/2020	937	953
1.125%, 01/15/2021	2,535	2,567
1.000%, 02/15/2046	1,030	1,061
1.000%, 02/15/2048	385	398
0.875%, 02/15/2047	1,650	1,650
0.750%, 02/15/2042	1,152	1,124
0.750%, 02/15/2045	1,686	1,635
0.625%, 07/15/2021	2,621	2,631
0.625%, 04/15/2023	916	914
0.625%, 01/15/2024	2,549	2,546
0.625%, 01/15/2026	2,595	2,581
0.625%, 02/15/2043	1,031	976
0.500%, 01/15/2028	2,333	2,282
0.375%, 07/15/2023	3,087	3,058
0.375%, 07/15/2025	2,466	2,422
0.375%, 01/15/2027	2,092	2,033
0.375%, 07/15/2027	2,022	1,967
0.250%, 01/15/2025	2,490	2,422
0.125%, 04/15/2020	4,706	4,656
0.125%, 04/15/2021	2,653	2,612
0.125%, 01/15/2022	2,459	2,417
0.125%, 04/15/2022	3,321	3,253
0.125%, 07/15/2022	2,590	2,547
0.125%, 01/15/2023	2,953	2,887
0.125%, 07/15/2024	2,999	2,915
0.125%, 07/15/2026	2,489	2,384

Total U.S. Treasury Obligations (Cost $256,689) ($ Thousands)		256,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 26.6%
Consumer Discretionary — 1.9%
WPP
2.840%, 07/18/2018	$14,000	$13,983

Consumer Staples — 2.2%
Campbell Soup
2.458%, 07/10/2018	5,200	5,196
Smithfield Foods
2.813%, 08/24/2018	1,000	996
2.773%, 08/17/2018	4,900	4,883
2.727%, 07/23/2018	5,200	5,191

		16,266

Energy — 7.5%
Enbridge
3.116%, 08/27/2018	5,800	5,777
2.998%, 07/25/2018	4,000	3,993
Enbridge Energy Partners
2.977%, 07/18/2018	2,000	1,997
2.889%, 07/09/2018	5,300	5,297
2.887%, 07/11/2018	2,900	2,898
Energy Transfer
2.804%, 07/06/2018	3,900	3,898
Entergy
2.658%, 09/10/2018	10,000	9,948
Sempra Energy
2.492%, 07/02/2018	11,000	10,998
Suncor Energy
2.658%, 07/19/2018	11,000	10,986

		55,792

Financials — 9.4%
Banco Credito
2.515%, 07/17/2018	11,000	10,989
Banco Santander
2.495%, 07/16/2018	3,000	2,997
Bank of China
2.465%, 07/19/2018	11,000	10,987
First Abu Dhabi
2.413%, 07/09/2018	11,000	10,994
Intesa Sanpaolo
2.455%, 08/16/2018	10,600	10,565
Kookmin Bank
2.424%, 07/17/2018	11,000	10,989
Ricoh Finance
2.689%, 07/09/2018	11,000	10,994
Thomson Reuters
2.521%, 07/13/2018	400	400

		68,915

Industrials — 2.1%
Catholic Health Initiatives
2.739%, 08/16/2018	8,300	8,277
2.685%, 08/09/2018	2,300	2,295

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (A) (continued)
CNH Industrial Capital
2.689%, 08/06/2018		$3,000	$2,993
2.603%, 07/06/2018		1,550	1,549
2.554%, 07/02/2018		500	500

			15,614

Materials — 2.0%
Glencore Funding
2.515%, 08/14/2018		6,000	5,982
2.460%, 07/02/2018		4,600	4,599
Syngenta Wilmington
2.752%, 07/05/2018		4,100	4,098

			14,679

Telecommunication Services — 0.5%
AT&T
2.638%, 09/06/2018		3,600	3,582

Utilities — 1.0%
MDU Resources Group
2.415%, 07/09/2018		200	200
Soiuth Carolina Electric & Gas
2.802%, 07/02/2018		650	650
South Carolina Fuel Co.
2.036%, 07/02/2018		6,400	6,399

			7,249

Total Commercial Paper (Cost $196,066) ($ Thousands)			196,080

SOVEREIGN DEBT — 14.1%
Japan Treasury Discount Bill
0.000%, 07/02/2018 (A)	JPY	7,767,400	70,125
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		2,441,328	23,220
0.100%, 03/10/2027		1,107,967	10,573

Total Sovereign Debt (Cost $107,955) ($ Thousands)			103,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FHLB DN
1.500%, 07/02/2018 (A)		$21,700	21,700
FHLMC
1.375%, 05/01/2020		18,010	17,639

Total U.S. Government Agency Obligations (Cost $39,587) ($ Thousands)			39,339

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 4.9%
United States — 4.9%
iShares Core S&P 500 ETF	65,746	$17,952
Vanguard S&P 500 ETF	72,078	17,984

Total Exchange Traded Funds (Cost $35,678) ($ Thousands)		35,936

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 0.3%
Agency Mortgage-Backed Obligations — 0.3%
FNMA TBA
5.000%,08/14/2037	$136	144
4.500%,07/01/2037	340	354
4.000%,07/13/2039	612	624
3.500%,07/01/2041	747	744
3.000%,07/01/2042	407	394

Total Mortgage-Backed Securities (Cost $2,258) ($ Thousands)		2,260

Total Investments in Securities — 86.1% (Cost $638,233) ($ Thousands)		$634,447

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B) (Cost $288) ($ Thousands)	22,369,572	$244

WRITTEN OPTIONS* — 0.0%

Total Written Options(B) (Premiums Received $170) ($ Thousands)	(5,084,143)	$(87)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

A list of open exchange traded options held by the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
August 2018, MXN Call, USD Put*	1,260,000	$25,021	$17.50	08/18/18	$–
July 2018, TRY Call, USD Put*	672,000	3,092	4.53	07/21/18	5
June 2019, USD Call, AUD Put*	3,151,000	4,168	1.45	06/22/19	47
SPDR S&P 500 ETF Trust*	572	15,517	265.00	07/21/18	89

		47,798			141

Call Options
August 2018 CNH Put, USD Call*	17,286,000	110,842	6.70	08/18/18	103

Total Purchased Options		$158,640			$244

WRITTEN OPTIONS — 0.0%
Put Options
SPDR S&P 500 ETF Trust*	(1,143)	$(31,007)	249.00	07/21/18	$(36)

Call Options
August 2018, USD Call, MXN Put*	(1,260,000)	(25,021)	22.00	08/18/18	(2)
July 2018, USD Call, TRY Put*	(672,000)	(3,092)	5.10	07/21/18	(1)
June 2019, AUD Call, USD Put*	(3,151,000)	(4,168)	1.28	06/22/19	(48)

		(32,281)			(51)

Total Written Options		$(63,288)			$(87)

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	15	Jul-2018	$1,963	$1,932	$(25)
Australian 20-Year Bond	1	Sep-2018	43	43	1
Australian 3-Year Bond	2	Sep-2018	169	165	1
CAC40 10 Euro Index	15	Jul-2018	961	932	(21)
Canadian 10-Year Bond	126	Sep-2018	13,121	13,095	289
Dax Index	3	Sep-2018	1,118	1,078	(35)
Euro-Bob	19	Sep-2018	2,912	2,932	6
Euro-Bund	15	Sep-2018	2,819	2,847	12
Euro-OAT	41	Sep-2018	7,318	7,398	39
FTSE 100 Index	40	Sep-2018	4,087	4,014	(28)
FTSE MIB	9	Sep-2018	1,165	1,133	(22)
Hang Seng Index	17	Jul-2018	3,093	3,112	18
IBEX	15	Jul-2018	1,719	1,682	(27)
Japanese 10-Year Bond	(15)	Sep-2018	(20,664)	(20,427)	(27)
Long Gilt 10-Year Bond	42	Sep-2018	6,817	6,824	108
MSCI EAFE Index E-MINI	229	Sep-2018	23,180	22,389	(791)
MSCI Emerging Markets	168	Sep-2018	9,448	8,932	(516)
NASDAQ 100 Index E-MINI	52	Sep-2018	7,489	7,349	(140)
Nikkei 225 Index	13	Sep-2018	2,647	2,616	(12)
OMX Index	127	Jul-2018	2,293	2,216	(3)
Russell 2000 Index E-MINI	96	Sep-2018	8,080	7,908	(172)
S&P 500 Index E-MINI	75	Sep-2018	10,407	10,206	(201)
S&P TSX 60 Index	48	Sep-2018	7,049	7,030	68

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
SPI 200 Index	43	Sep-2018	$4,856	$4,883	$27
U.S. 10-Year Treasury Note	230	Sep-2018	27,703	27,643	(60)
U.S. 10-Year Treasury Note	80	Sep-2018	9,579	9,615	36
U.S. 2-Year Treasury Note	1	Sep-2018	212	212	–
U.S. 5-Year Treasury Note	294	Sep-2018	33,330	33,403	73
U.S. Long Treasury Bond	2	Sep-2018	289	290	1
U.S. Ultra Long Treasury Bond	4	Sep-2018	637	638	1

			$173,840	$172,090	$(1,400)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	07/17/18	AUD	964	USD	744	$32
ANZ	07/17/18	NZD	1,529	USD	1,112	77
ANZ	07/17/18 - 09/14/18	USD	1,859	JPY	202,439	(25)
ANZ	07/17/18	CNH	4,965	USD	772	23
Bank of America	07/03/18	USD	649	BRL	2,434	(17)
Bank of America	07/03/18 - 08/02/18	BRL	7,617	USD	2,022	44
Bank of America	07/17/18	USD	517	GBP	386	(8)
Bank of America	07/17/18	USD	518	CHF	509	(4)
Bank of America	09/14/18	USD	554	CAD	730	2
Bank of America	07/17/18	USD	1,118	CAD	1,420	(39)
Bank of America	07/17/18	JPY	79,245	USD	745	29
Bank of America	07/31/18	USD	770	RUB	48,916	7
Barclays PLC	07/03/18	USD	767	BRL	2,866	(23)
Barclays PLC	07/12/18 - 11/29/18	USD	1,676	MYR	6,829	8
Barclays PLC	07/12/18	USD	3,353	MYR	13,247	(74)
Barclays PLC	07/12/18	MYR	9,309	USD	2,377	72
Barclays PLC	07/12/18	MYR	11,726	USD	2,883	(20)
Barclays PLC	07/13/18 - 07/17/18	JPY	11,279,551	USD	106,367	4,437
Barclays PLC	07/17/18	USD	521	CHF	519	2
Barclays PLC	07/17/18	EUR	656	GBP	575	(8)
Barclays PLC	07/17/18	USD	683	JPY	74,123	(13)
Barclays PLC	07/17/18	USD	743	EUR	594	(48)
Barclays PLC	07/17/18	EUR	1,074	JPY	142,441	32
Barclays PLC	07/17/18	CHF	1,419	USD	1,485	53
Barclays PLC	07/17/18	PLN	2,101	USD	599	38
Barclays PLC	07/17/18	CNY	2,989	USD	465	15
Barclays PLC	07/26/18	USD	62	KRW	66,472	(2)
Barclays PLC	07/26/18	USD	516	SEK	4,494	(12)
Barclays PLC	07/26/18	KRW	1,562,889	USD	1,452	47
Barclays PLC	07/26/18	KRW	860,542	USD	771	(3)
Barclays PLC	08/02/18	BRL	2,478	USD	640	(2)
Barclays PLC	08/09/18	USD	256	INR	17,307	(5)
Barclays PLC	08/09/18	NZD	854	USD	599	21
Barclays PLC	08/09/18	INR	26,170	USD	384	4
Barclays PLC	08/09/18	INR	26,431	USD	384	–
Barclays PLC	09/13/18	TWD	40,351	USD	1,363	32
Barclays PLC	09/14/18	USD	868	NOK	6,955	(12)

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/18/18	CHF	1,026	EUR	888	$3
BNP Paribas	08/09/18	USD	512	INR	35,078	(3)
BNP Paribas	08/09/18	INR	96,034	USD	1,410	15
BNYMellon	07/17/18	CNH	1,660	USD	259	9
Brown Brothers Harriman	09/14/18	USD	270	ILS	984	–
Brown Brothers Harriman	07/12/18	USD	765	ILS	2,749	(13)
Brown Brothers Harriman	07/12/18	USD	244	ZAR	3,388	3
Brown Brothers Harriman	07/17/18	USD	1,510	ZAR	18,421	(169)
Brown Brothers Harriman	07/12/18 - 07/17/18	ILS	6,467	USD	1,837	69
Brown Brothers Harriman	07/12/18 - 09/14/18	ZAR	21,235	USD	1,579	39
Brown Brothers Harriman	07/17/18	USD	63	JPY	6,621	(3)
Brown Brothers Harriman	07/17/18	GBP	185	NOK	2,045	7
Brown Brothers Harriman	07/17/18	EUR	209	PLN	873	(11)
Brown Brothers Harriman	07/17/18	EUR	209	NOK	2,018	3
Brown Brothers Harriman	07/17/18	EUR	220	SEK	2,234	(7)
Brown Brothers Harriman	07/17/18 - 09/14/18	USD	434	SEK	3,758	(12)
Brown Brothers Harriman	07/17/18	USD	732	AUD	959	(23)
Brown Brothers Harriman	07/17/18	USD	775	PLN	2,740	(43)
Brown Brothers Harriman	07/17/18	USD	832	NZD	1,187	(29)
Brown Brothers Harriman	07/17/18	GBP	1,049	USD	1,463	77
Brown Brothers Harriman	07/17/18	CHF	1,069	GBP	780	(48)
Brown Brothers Harriman	07/17/18 - 09/14/18	USD	1,273	CAD	1,633	(30)
Brown Brothers Harriman	07/17/18 - 08/09/18	NZD	1,552	USD	1,108	58
Brown Brothers Harriman	07/17/18 - 07/26/18	USD	1,632	NOK	12,796	(60)
Brown Brothers Harriman	07/17/18	PLN	1,848	USD	520	27
Brown Brothers Harriman	07/17/18	USD	1,126	CHF	1,123	7
Brown Brothers Harriman	07/18/18 - 09/14/18	USD	830	CHF	816	(5)
Brown Brothers Harriman	07/17/18 - 09/14/18	AUD	1,315	USD	1,005	34
Brown Brothers Harriman	08/09/18	AUD	698	USD	515	(1)
Brown Brothers Harriman	07/17/18 - 07/31/18	USD	687	TRY	3,202	5
Brown Brothers Harriman	07/17/18	USD	1,354	TRY	5,591	(143)
Brown Brothers Harriman	07/17/18	NOK	2,108	USD	256	(3)
Brown Brothers Harriman	07/17/18 - 09/14/18	EUR	1,918	USD	2,291	45
Brown Brothers Harriman	07/17/18 - 07/18/18	EUR	845	USD	979	(9)
Brown Brothers Harriman	07/17/18 - 09/14/18	USD	5,327	EUR	4,442	(131)
Brown Brothers Harriman	07/17/18	TRY	2,899	USD	697	68
Brown Brothers Harriman	07/31/18	TRY	3,420	USD	712	(25)
Brown Brothers Harriman	07/17/18	MXN	7,064	USD	377	19
Brown Brothers Harriman	08/07/18	MXN	10,551	USD	518	(16)
Brown Brothers Harriman	07/17/18 - 09/14/18	SEK	19,002	USD	2,187	55
Brown Brothers Harriman	07/17/18 - 09/14/18	JPY	213,852	USD	1,982	44
Brown Brothers Harriman	07/17/18	HUF	341,072	USD	1,302	91
Brown Brothers Harriman	08/07/18 - 09/14/18	USD	1,100	MXN	22,861	51
Brown Brothers Harriman	09/14/18	USD	706	HUF	195,283	(9)
Brown Brothers Harriman	09/14/18	USD	1,109	GBP	833	(6)
Brown Brothers Harriman	09/14/18	CNH	1,651	USD	251	3
Brown Brothers Harriman	05/10/21	GBP	–	USD	–	–
Citi	07/03/18	BRL	971	USD	258	6
Citi	07/12/18	ILS	1,852	USD	519	12
Citi	07/17/18	USD	950	TRY	4,002	(82)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citi	07/17/18	CAD	972	USD	751	$11
Citi	07/17/18	USD	1,112	PLN	3,766	(106)
Citi	07/17/18	USD	1,477	CNY	9,319	(71)
Citi	07/17/18	USD	1,854	AUD	2,391	(88)
Citi	07/17/18	TRY	2,362	EUR	437	(1)
Citi	07/17/18	TRY	3,028	USD	714	58
Citi	07/17/18	NOK	4,247	CHF	514	(3)
Citi	07/17/18	MXN	10,929	USD	590	36
Citi	07/17/18	JPY	134,216	USD	1,261	47
Citi	07/25/18	COP	1,463,106	USD	505	7
Citi	07/26/18	USD	256	ARS	7,108	(17)
Citi	07/26/18	USD	2,389	KRW	2,539,820	(105)
Citi	07/26/18	NOK	4,191	SEK	4,491	(12)
Citi	07/31/18	USD	1,413	RUB	90,360	24
Citi	08/09/18	USD	1,725	INR	117,231	(22)
Citi	09/14/18	USD	1,103	MXN	22,926	50
Citi	09/14/18	USD	1,288	CAD	1,670	(17)
Credit Suisse First Boston	07/18/18	EUR	668	NOK	6,335	(3)
Credit Suisse First Boston	07/26/18	NOK	4,199	CHF	512	1
Credit Suisse First Boston	08/03/18	GBP	589	SEK	6,945	–
Credit Suisse First Boston	08/09/18	NZD	758	USD	512	(1)
Credit Suisse First Boston	08/28/18	CNH	3,490	USD	529	3
Credit Suisse First Boston	06/28/19	AUD	699	USD	516	(2)
Deutsche Bank	07/12/18 - 07/17/18	USD	1,227	ILS	4,394	(26)
Deutsche Bank	07/17/18	EUR	905	USD	1,122	64
Goldman Sachs	07/12/18	USD	1,689	MYR	6,763	(14)
Goldman Sachs	07/12/18	ILS	3,719	USD	1,036	19
Goldman Sachs	07/17/18	USD	512	TRY	2,387	5
Goldman Sachs	07/18/18	EUR	445	USD	526	6
Goldman Sachs	07/18/18	EUR	1,110	USD	1,288	(9)
Goldman Sachs	07/25/18	TRY	1,589	USD	335	(8)
JPMorgan Chase Bank	07/17/18	USD	372	CNY	2,339	(19)
JPMorgan Chase Bank	07/17/18	EUR	604	USD	748	42
JPMorgan Chase Bank	07/17/18	USD	786	AUD	1,043	(15)
JPMorgan Chase Bank	07/17/18	USD	1,820	ILS	6,465	(51)
JPMorgan Chase Bank	07/26/18	CHF	514	NOK	4,208	(2)
JPMorgan Chase Bank	07/26/18	ARS	3,997	USD	135	–
JPMorgan Chase Bank	08/28/18	USD	529	CNH	3,490	(3)
JPMorgan Chase Bank	09/13/18	TWD	10,982	USD	372	9
JPMorgan Chase Bank	09/14/18	USD	648	SEK	5,631	(15)
JPMorgan Chase Bank	09/14/18	CAD	1,495	USD	1,154	16
JPMorgan Chase Bank	09/14/18	ILS	1,872	USD	527	12
JPMorgan Chase Bank	09/14/18	JPY	3,646,364	USD	33,272	169
Morgan Stanley	07/17/18	SGD	699	AUD	689	(4)
Morgan Stanley	07/17/18	USD	754	CAD	972	(15)
Morgan Stanley	07/17/18	EUR	854	CHF	1,021	32
Morgan Stanley	07/17/18	CHF	927	USD	971	36
Morgan Stanley	07/17/18	GBP	954	USD	1,348	87

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/17/18	USD	1,344	EUR	1,084	$(77)
Morgan Stanley	07/17/18	EUR	1,689	USD	2,093	118
Morgan Stanley	07/17/18	AUD	1,738	USD	1,338	54
Morgan Stanley	07/17/18	USD	1,876	CNY	11,842	(90)
Morgan Stanley	07/17/18	CAD	2,001	USD	1,549	28
Morgan Stanley	07/17/18	ILS	3,025	USD	847	19
Morgan Stanley	07/17/18	CNY	11,727	USD	1,849	80
Morgan Stanley	07/26/18	SEK	4,563	USD	513	2
Morgan Stanley	07/31/18	USD	1,074	TRY	5,170	40
Morgan Stanley	08/02/18	BRL	2,315	USD	612	12
Morgan Stanley	06/28/19	USD	1,060	AUD	1,435	4
RBS	07/13/18	USD	31,312	JPY	3,338,437	(1,143)
RBS	07/17/18	USD	521	EUR	439	(8)
RBS	07/17/18	USD	782	CAD	982	(36)
RBS	07/17/18	TRY	4,471	USD	1,086	117
RBS	07/17/18	COP	554,220	USD	194	5
RBS	07/25/18	COP	755,260	USD	257	–
RBS	07/18/18	EUR	666	USD	775	(3)
RBS	07/25/18	USD	521	COP	1,521,052	(3)
RBS	07/26/18	USD	255	ARS	7,178	(13)
RBS	08/07/18	USD	516	MXN	10,709	25
Standard Bank	07/12/18	EUR	445	ILS	1,884	(5)
Standard Bank	07/17/18	USD	145	AUD	187	(7)
Standard Bank	07/17/18	USD	268	JPY	28,573	(10)
Standard Bank	07/17/18	EUR	420	NOK	4,050	6
Standard Bank	07/17/18	USD	546	HUF	145,550	(29)
Standard Bank	07/17/18	AUD	965	USD	743	29
Standard Bank	07/17/18	AUD	1,044	NZD	1,115	(17)
Standard Bank	07/17/18	USD	1,831	NZD	2,492	(144)
Standard Bank	07/17/18	NOK	2,434	USD	314	15
Standard Bank	07/17/18	PLN	3,428	USD	992	76
Standard Bank	07/17/18 - 09/14/18	NZD	5,649	USD	4,017	193
Standard Bank	07/17/18	ZAR	6,613	USD	514	33
Standard Bank	07/18/18	EUR	579	USD	673	(4)
Standard Bank	07/18/18	USD	787	EUR	666	(8)
Standard Bank	08/09/18	INR	24,444	USD	358	3
Standard Bank	08/16/18	SGD	1,044	USD	781	14
Standard Bank	09/14/18	GBP	375	USD	507	10
Standard Chartered	07/17/18	CNH	3,535	USD	561	28
UBS	07/17/18	USD	781	JPY	85,381	(9)
UBS	07/17/18	USD	2,170	EUR	1,781	(89)
UBS	07/26/18 - 09/14/18	USD	1,367	SEK	11,829	(39)

						$3,811

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S30.V1-5Y	Sell	1.00%	Quarterly	06/20/2023	(2,488)	$38	$43	$(5)
CDX-NAHYS29V1-5Y	Sell	5.00%	Quarterly	12/20/2022	(1,980)	123	149	(26)
CDX-NAHYS30V1-5Y	Sell	5.00%	Quarterly	06/20/2023	(5,320)	311	398	(87)
CDX-NAIGS29V1-5Y	Sell	1.00%	Quarterly	12/20/2022	(1,940)	33	41	(8)
CDX-NAIGS30V1-5Y	Sell	1.00%	Quarterly	06/20/2023	(4,180)	63	80	(17)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2023	(870)	81	106	(25)
ITRX-XOVERS28V1-5Y	Sell	5.00%	Quarterly	12/20/2022	(370)	40	51	(11)

						$689	$868	$(179)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month NZD - BKBM	3.17%	Semi-Annual	05/15/2028	NZD	1,180	$11	$–	$11
6-Month AUD - BBSW	2.95%	Semi-Annual	05/14/2028	AUD	960	9	–	9
6-Month AUD - BBSW	2.90%	Semi-Annual	06/04/2028	AUD	2,520	14	–	14
3-Month NZD - BKBM	3.20%	Semi-Annual	06/12/2028	NZD	1,150	13	–	13
3-Month NZD - BKBM	3.13%	Semi-Annual	06/06/2028	NZD	2,610	19	–	19
6-Month AUD - BBSW	2.95%	Semi-Annual	06/12/2028	AUD	960	8	–	8
6-Month AUD - BBSW	3.00%	Semi-Annual	03/13/2028	AUD	1,840	24	–	24
3-Month NZD - BKBM	3.22%	Semi-Annual	03/21/2028	NZD	3,220	41	–	41
6-Month AUD - BBSW	2.91%	Semi-Annual	03/20/2028	AUD	2,950	20	–	20
3-Month NZD - BKBM	3.28%	Semi-Annual	03/14/2028	NZD	1,970	33	–	33
3-Month NZD - BKBM	3.14%	Semi-Annual	11/10/2027	NZD	2,470	22	–	22
6-Month AUD - BBSW	2.78%	Semi-Annual	11/09/2027	AUD	2,350	(3)	–	(3)

						$211	$–	$211

Percentages are based on Net Assets of $737,130 ($ Thousands).
*	Non-income producing security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CPI — Consumer Price Index

DAX — German Stock Index

DN — Discount Note

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HUF — Hungarian Forint

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPI — Share Price Index

TBA — To Be Announced

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

USD — United States Dollar
ZAR — South African Rand

The following is a list of the levels of inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$256,914	$—	$256,914
Sovereign Debt	—	103,918	—	103,918
U.S. Government Agency Obligations	—	39,339	—	39,339
Exchange Traded Funds	35,936	—	—	35,936
Mortgage-Backed Securities	—	2,260	—	2,260
Commercial Paper	—	196,080	—	196,080

Total Investments in Securities	$35,936	$598,511	$—	$634,447

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$244	$—	$—	$244
Written Options	(87)	—	—	(87)
Futures Contracts *
Unrealized Appreciation	680	—	—	680
Unrealized Depreciation	(2,080)	—	—	(2,080)
Forwards Contracts *
Unrealized Appreciation	—	7,370	—	7,370
Unrealized Depreciation	—	(3,559)	—	(3,559)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(179)	—	(179)
Interest Rate Swaps *
Unrealized Appreciation	—	214	—	214
Unrealized Depreciation	—	(3)	—	(3)

Total Other Financial Instruments	$(1,243)	$3,843	$—	$2,600

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Multi-Asset Capital Stability Fund (Continued)

As of June 30, 2018, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $32.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	689,441	689,441
Maximum potential amount of future payments	-	-	-	17,355,769	17,355,769
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	-	-	8,608,000	-	-	8,608,000
101-200	-	-	-	-	-	-
201-300	-	-	431,996	-	-	431,996
301-400	-	-	8,315,773	-	-	8,315,773
> than 400	-	-	-	-	-	-
Total	-	-	17,355,769	-	-	17,355,769

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 58.1%

Banks — 18.5%
Australia & New Zealand Banking Group
1.953%, 07/05/2018	$1,000	$1,000
National Australia Bank
2.004%, 07/20/2018	1,300	1,298
Nordea Bank
2.025%, 07/24/2018	1,200	1,198
Royal Bank of Canada
2.003%, 07/23/2018	1,300	1,298
Svenska Handelsbanken
2.025%, 07/23/2018	750	749
Westpac Banking
1.953%, 07/09/2018	1,000	999

		6,542

Industrial & Other Commercial Paper — 39.6%
3M
1.873%, 07/09/2018	1,000	999
Chevron
1.923%, 07/26/2018	1,300	1,298
Colgate-Palmolive
1.961%, 07/12/2018	1,400	1,399
EDC
1.925%, 07/16/2018	1,200	1,199
Novartis Finance
1.931%, 07/03/2018	1,400	1,400
PepsiCo
1.884%, 07/05/2018	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) (continued)
Pfizer
1.932%, 07/19/2018	$1,300	$1,299
Proctor & Gamble
1.921%, 07/05/2018	1,400	1,400
Roche Holdings
1.951%, 07/02/2018	1,300	1,300
Total Capital Canada 1.900%, 07/02/2018	1,500	1,500
Unilever Capital
1.894%, 07/09/2018	1,300	1,299

		14,093

Total Commercial Paper (Cost $20,638) ($ Thousands)		20,635

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 39.7%
FHLB DN
1.893%, 07/24/2018	1,700	1,698
1.872%, 07/11/2018	1,220	1,219
1.863%, 07/25/2018	3,000	2,997
1.853%, 07/27/2018	2,409	2,406
1.849%, 07/06/2018	3,822	3,821
1.823%, 07/02/2018	1,939	1,939

Total U.S. Government Agency Obligations (Cost $14,079) ($ Thousands)		14,080

Total Investments in Securities — 97.8% (Cost $34,717) ($ Thousands)		$34,715

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	49	Sep-2018	$4,936	$4,791	$(145)
MSCI Emerging Markets	14	Sep-2018	792	744	(48)
NASDAQ 100 Index E-MINI	33	Sep-2018	4,778	4,664	(114)
S&P Mid Cap 400 Index E-MINI	20	Sep-2018	3,989	3,912	(77)
U.S. Dollar Index	29	Sep-2018	2,710	2,736	26
U.S. Long Treasury Bond	22	Sep-2018	3,169	3,190	21

			$20,374	$20,037	$(337)

Percentages are based on Net Assets of $35,483 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

DN — Discount Note

EAFE — Europe, Australasia and Far East

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SEI Institutional Managed Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Long/Short Alternative Fund (Continued)

As of June 30, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$47	$—	$—	$47
Unrealized Depreciation	(384)	—	—	(384)

Total Other Financial Instruments	$(337)	$—	$—	$(337)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 29, 2018